UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2025

Item 1:	Report(s) to Shareholders.

Class A

LCRAX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.55%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-273-A

07/25

Class C

LCRCX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.22%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-684-C

07/25

Class F

LCRFX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$23	0.45%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1009-F

07/25

Class F3

LCROX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$14	0.28%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8965-F3

07/25

Class I

LCRYX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-689-I

07/25

Class R2

LCRQX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$47	0.95%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1079-R2

07/25

Class R3

LCRRX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$43	0.85%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2053-R3

07/25

Class R4

LCRSX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$30	0.60%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8705-R4

07/25

Class R5

LCRTX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$18	0.35%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8737-R5

07/25

Class R6

LCRVX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$14	0.28%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,520,473,782
# of Portfolio Holdings	479
Portfolio Turnover Rate	229%
Total Advisory Fees Paid	$4,709,833

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.74%
Corporate Bonds	30.29%
Floating Rate Loans	1.15%
Foreign Government Obligations	0.29%
Government Agency Obligation	0.41%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.63%
Government Sponsored Enterprises Pass-Throughs	25.02%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	9.10%
U.S. Treasury Obligations	19.85%
Repurchase Agreements	0.37%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8769-R6

07/25

Class A

LACFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1404-A

07/25

Class C

LACCX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1406-C

07/25

Class F

LBFFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	1.00%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1008-F

07/25

Class F3

LOCFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$40	0.81%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8964-F3

07/25

Class I

LCFYX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1408-I

07/25

Class P

LCFPX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$65	1.31%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1407-P

07/25

Class R2

LBCQX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$75	1.50%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1046-R2

07/25

Class R3

LCFRX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$70	1.40%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2052-R3

07/25

Class R4

LCFSX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$57	1.15%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8704-R4

07/25

Class R5

LCFTX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45	0.90%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8736-R5

07/25

Class R6

LCFVX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.81%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$557,828,701
# of Portfolio Holdings	74
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$1,987,906

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	80.79%
Convertible Preferred Stocks	15.24%
Options Purchased	1.35%
Repurchase Agreements	2.62%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8768-R6

07/25

Class A

LAPLX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8796-A

07/25

Class C

LAPCX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.32%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8797-C

07/25

Class F

LPLFX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.53%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8798-F

07/25

Class F3

LOPLX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$18	0.35%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8966-F3

07/25

Class I

LAPIX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.43%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8799-I

07/25

Class R3

LAPQX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$46	0.93%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8801-R3

07/25

Class R4

LAPUX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$34	0.68%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8802-R4

07/25

Class R5

LAPVX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$21	0.42%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8803-R5

07/25

Class R6

LAPWX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.35%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,865,232,447
# of Portfolio Holdings	687
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$5,096,324

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.24%
Corporate Bonds	39.57%
Floating Rate Loans	1.38%
Foreign Government Obligations	0.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.90%
Government Sponsored Enterprises Pass-Throughs	21.68%
Municipal Bonds	0.03%
Non-Agency Commercial Mortgage-Backed Securities	7.18%
U.S. Treasury Obligations	15.92%
Repurchase Agreements	0.95%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8804-R6

07/25

Class A

LFRAX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2081-A

07/25

Class C

LARCX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.43%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2083-C

07/25

Class F

LFRFX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.70%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2085-F

07/25

Class F3

LFROX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$27	0.53%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8969-F3

07/25

Class I

LFRIX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2084-I

07/25

Class R2

LFRRX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.21%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2086-R2

07/25

Class R3

LRRRX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$55	1.10%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2087-R3

07/25

Class R4

LRRKX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.85%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8724-R4

07/25

Class R5

LRRTX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.60%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8756-R5

07/25

Class R6

LRRVX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.53%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,669,824,443
# of Portfolio Holdings	460
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$11,082,820

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.16%
Common Stocks	0.48%
Corporate Bonds	6.85%
Exchange-Traded Funds	2.23%
Floating Rate Loans	82.30%
Preferred Stocks	0.61%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	3.90%
Money Market FundsFootnote Reference(a)	1.32%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8788-R6

07/25

Class A

LHYAX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-266-A

07/25

Class C

LHYCX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.55%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-681-C

07/25

Class F

LHYFX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.83%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1010-F

07/25

Class F3

LHYOX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.62%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8972-F3

07/25

Class I

LAHYX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-694-I

07/25

Class R2

LHYQX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$66	1.33%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1080-R2

07/25

Class R3

LHYRX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	1.23%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2054-R3

07/25

Class R4

LHYSX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.98%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8706-R4

07/25

Class R5

LHYTX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.73%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8738-R5

07/25

Class R6

LHYVX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.62%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,431,415,961
# of Portfolio Holdings	664
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$9,484,079

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.26%
Convertible Bonds	0.02%
Corporate Bonds	93.01%
Floating Rate Loans	3.43%
Non-Agency Commercial Mortgage-Backed Securities	0.32%
Preferred Stocks	0.19%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference(a)	2.49%
Time DepositsFootnote Reference(a)	0.28%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8770-R6

07/25

Class A

LAGVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-12-A

07/25

Class C

LAUSX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.35%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-665-C

07/25

Class F

LAUFX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.60%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1013-F

07/25

Class F3

LOGVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.43%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8973-F3

07/25

Class I

LAUYX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1427-I

07/25

Class R2

LAUQX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$55	1.10%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1083-R2

07/25

Class R3

LAURX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50	1.00%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2057-R3

07/25

Class R4

LAUKX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.75%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8709-R4

07/25

Class R5

LAUTX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25	0.50%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8741-R5

07/25

Class R6

LAUVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.43%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$5,672,250,050
# of Portfolio Holdings	530
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$10,267,202

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.28%
Corporate Bonds	70.76%
Floating Rate Loans	8.65%
Foreign Government Obligations	1.12%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	7.03%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	1.04%
Repurchase Agreements	0.50%
Money Market FundsFootnote Reference(a)	1.22%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8773-R6

07/25

Class A

LIFAX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3329-A

07/25

Class C

LIFCX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.35%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3330-C

07/25

Class F

LIFFX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.65%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3331-F

07/25

Class F3

LIFOX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$22	0.44%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8974-F3

07/25

Class I

LIFIX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3332-I

07/25

Class R2

LIFQX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$58	1.14%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3333-R2

07/25

Class R3

LIFRX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$53	1.04%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3334-R3

07/25

Class R4

LIFKX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$40	0.79%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8726-R4

07/25

Class R5

LIFTX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$27	0.54%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8758-R5

07/25

Class R6

LIFVX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$760,320,718
# of Portfolio Holdings	697
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$1,088,254

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.02%
Convertible Bonds	0.09%
Corporate Bonds	59.85%
Floating Rate Loans	3.25%
Foreign Government Obligations	1.27%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.66%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
U.S. Treasury Obligations	3.76%
Repurchase Agreements	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8790-R6

07/25

Class A

LABFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-259-A

07/25

Class C

BFLAX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.24%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-667-C

07/25

Class F

BLAFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$17	0.34%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1014-F

07/25

Class F3

LOBFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$8	0.17%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8978-F3

07/25

Class I

LABYX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1428-I

07/25

Class P

LABPX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.68%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-582-P

07/25

Class R2

BLAQX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$42	0.84%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1084-R2

07/25

Class R3

BLARX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$37	0.74%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2058-R3

07/25

Class R4

BLASX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$24	0.49%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8710-R4

07/25

Class R5

BLATX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.23%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8742-R5

07/25

Class R6

BLAVX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$8	0.17%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$1,923,224,408
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$966,762

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.03%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.75%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.47%
Lord Abbett Investment Trust-High Yield Fund - Class I	4.97%
Lord Abbett Investment Trust-Income Fund - Class I	9.89%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.03%
Lord Abbett Private Credit Fund	1.22%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.90%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.44%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.11%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	10.41%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.46%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8774-R6

07/25

Class A

ISFAX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1440-A

07/25

Class C

ISFCX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.24%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1442-C

07/25

Class F

LIGFX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$17	0.34%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1015-F

07/25

Class F3

ISFOX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$9	0.19%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8980-F3

07/25

Class I

ISFYX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1444-I

07/25

Class R2

LIGQX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$42	0.84%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1085-R2

07/25

Class R3

LIXRX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$37	0.74%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2059-R3

07/25

Class R4

LIXSX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$24	0.49%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8711-R4

07/25

Class R5

LIXTX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$10	0.21%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8743-R5

07/25

Class R6

LIXVX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.18%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$770,750,581
# of Portfolio Holdings	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$389,457

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.10%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.47%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	34.12%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.71%
Lord Abbett Investment Trust-Income Fund - Class I	11.36%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	7.73%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.95%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.95%
Lord Abbett Securities Trust-International Value Fund - Class I	3.97%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8775-R6

07/25

Class A

LDCAX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8874-A

07/25

Class C

LDCCX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.27%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8875-C

07/25

Class F

LDCFX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.50%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8876-F

07/25

Class F3

LSCOX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$16	0.31%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8879-F3

07/25

Class I

LSCIX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8877-I

07/25

Class R3

LDCRX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$45	0.90%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8881-R3

07/25

Class R4

LSCSX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8882-R4

07/25

Class R5

LSCUX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.39%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8883-R5

07/25

Class R6

LDCVX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$16	0.31%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$600,191,910
# of Portfolio Holdings	490
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$566,923

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.71%
Commercial Paper	0.67%
Corporate Bonds	46.06%
Floating Rate Loans	3.52%
Foreign Government Obligations	1.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.27%
Non-Agency Commercial Mortgage-Backed Securities	3.02%
U.S. Treasury Obligations	21.44%
Repurchase Agreements	1.22%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8884-R6

07/25

Class A

LALDX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-249-A

07/25

Class C

LDLAX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.21%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-668-C

07/25

Class F

LDLFX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.49%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1011-F

07/25

Class F3

LOLDX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$16	0.31%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8981-F3

07/25

Class I

LLDYX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1425-I

07/25

Class R2

LDLQX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$50	0.99%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1081-R2

07/25

Class R3

LDLRX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$45	0.89%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2055-R3

07/25

Class R4

LDLKX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8707-R4

07/25

Class R5

LDLTX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.39%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8739-R5

07/25

Class R6

LDLVX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$16	0.31%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$42,356,341,341
# of Portfolio Holdings	1,115
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$52,975,495

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	18.67%
Commercial Paper	0.08%
Convertible Bonds	0.09%
Corporate Bonds	58.51%
Floating Rate Loans	6.89%
Foreign Government Obligations	1.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	4.47%
Non-Agency Commercial Mortgage-Backed Securities	7.44%
U.S. Treasury Obligations	1.80%
Repurchase Agreements	0.57%
Money Market FundsFootnote Reference(a)	0.27%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8771-R6

07/25

Class A

LUBAX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$13,098,608,841
# of Portfolio Holdings	559
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$10,475,567

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	27.73%
Commercial Paper	5.58%
Corporate Bonds	53.49%
Floating Rate Loans	4.08%
Foreign Government Obligations	0.87%
Non-Agency Commercial Mortgage-Backed Securities	5.73%
U.S. Treasury Obligations	2.49%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8805-A

07/25

Class A1

LUSNX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$27	0.53%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$13,098,608,841
# of Portfolio Holdings	559
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$10,475,567

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	27.73%
Commercial Paper	5.58%
Corporate Bonds	53.49%
Floating Rate Loans	4.08%
Foreign Government Obligations	0.87%
Non-Agency Commercial Mortgage-Backed Securities	5.73%
U.S. Treasury Obligations	2.49%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9120-A1

07/25

Class F

LUBFX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$19	0.38%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$13,098,608,841
# of Portfolio Holdings	559
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$10,475,567

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	27.73%
Commercial Paper	5.58%
Corporate Bonds	53.49%
Floating Rate Loans	4.08%
Foreign Government Obligations	0.87%
Non-Agency Commercial Mortgage-Backed Securities	5.73%
U.S. Treasury Obligations	2.49%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8806-F

07/25

Class F3

LUBOX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$12	0.23%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$13,098,608,841
# of Portfolio Holdings	559
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$10,475,567

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	27.73%
Commercial Paper	5.58%
Corporate Bonds	53.49%
Floating Rate Loans	4.08%
Foreign Government Obligations	0.87%
Non-Agency Commercial Mortgage-Backed Securities	5.73%
U.S. Treasury Obligations	2.49%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8993-F3

07/25

Class I

LUBYX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$13,098,608,841
# of Portfolio Holdings	559
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$10,475,567

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	27.73%
Commercial Paper	5.58%
Corporate Bonds	53.49%
Floating Rate Loans	4.08%
Foreign Government Obligations	0.87%
Non-Agency Commercial Mortgage-Backed Securities	5.73%
U.S. Treasury Obligations	2.49%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8807-I

07/25

Class R5

LUBVX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.28%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$13,098,608,841
# of Portfolio Holdings	559
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$10,475,567

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	27.73%
Commercial Paper	5.58%
Corporate Bonds	53.49%
Floating Rate Loans	4.08%
Foreign Government Obligations	0.87%
Non-Agency Commercial Mortgage-Backed Securities	5.73%
U.S. Treasury Obligations	2.49%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8808-R5

07/25

Class R6

LUBWX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.23%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$13,098,608,841
# of Portfolio Holdings	559
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$10,475,567

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	27.73%
Commercial Paper	5.58%
Corporate Bonds	53.49%
Floating Rate Loans	4.08%
Foreign Government Obligations	0.87%
Non-Agency Commercial Mortgage-Backed Securities	5.73%
U.S. Treasury Obligations	2.49%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8809-R6

07/25

Class A

LTRAX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-275-A

07/25

Class C

LTRCX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.28%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-585-C

07/25

Class F

LTRFX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.54%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1012-F

07/25

Class F3

LTROX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$18	0.35%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8982-F3

07/25

Class I

LTRYX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-691-I

07/25

Class P

LTRPX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.87%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-597-P

07/25

Class R2

LTRQX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$52	1.04%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1082-R2

07/25

Class R3

LTRRX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$47	0.94%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2056-R3

07/25

Class R4

LTRKX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$34	0.69%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8708-R4

07/25

Class R5

LTRTX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$22	0.44%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8740-R5

07/25

Class R6

LTRHX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.35%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$3,614,608,465
# of Portfolio Holdings	543
Portfolio Turnover Rate	212%
Total Advisory Fees Paid	$5,102,298

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.22%
Corporate Bonds	37.84%
Floating Rate Loans	1.32%
Foreign Government Obligations	0.14%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.35%
Government Sponsored Enterprises Pass-Throughs	23.60%
Municipal Bonds	0.10%
Non-Agency Commercial Mortgage-Backed Securities	7.35%
U.S. Treasury Obligations	13.57%
Repurchase Agreements	2.02%
Money Market FundsFootnote Reference(a)	0.44%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8772-R6

07/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the six-month period ended May 31, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Convertible Fund

7	Core Fixed Income Fund

29	Core Plus Bond Fund

60	Floating Rate Fund

94	High Yield Fund

124	Income Fund

151	Inflation Focused Fund

186	Short Duration Core Bond Fund

211	Short Duration Income Fund

265	Total Return Fund

291	Ultra Short Bond Fund

322	Statements of Assets and Liabilities (Item 7)

332	Statements of Operations (Item 7)

338	Statements of Changes in Net Assets (Item 7)

346	Financial Highlights (Item 7)

390	Notes to Financial Statements (Item 7)

445	Changes in and Disagreements with Accountants (Item 8)

445	Proxy Disclosures (Item 9)

445	Remuneration Paid to Trustees, Officers, and Others (Item 10)

445	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 96.41%

CONVERTIBLE BONDS 81.11%

Airlines 1.80%
American Airlines Group, Inc.	6.50%	7/1/2025	$10,000,000	$10,016,711

Auto Manufacturers 0.48%
Rivian Automotive, Inc.	3.625%	10/15/2030	2,850,000	2,666,531

Beverages 4.19%
MGP Ingredients, Inc.	1.875%	11/15/2041	24,750,000	23,356,530

Biotechnology 2.95%
Bridgebio Pharma, Inc.	2.50%	3/15/2027	5,700,000	6,536,336
Guardant Health, Inc.	1.25%	2/15/2031	5,550,000	5,727,600
Insmed, Inc.	0.75%	6/1/2028	1,932,000	4,216,373
Total				16,480,309

Commercial Services 2.35%
Affirm Holdings, Inc.†	0.75%	12/15/2029	7,025,000	6,603,960
Stride, Inc.	1.125%	9/1/2027	2,245,000	6,503,765
Total				13,107,725

Computers 5.67%
Lumentum Holdings, Inc.	1.50%	12/15/2029	3,510,000	4,501,575
Okta, Inc.	0.125%	9/1/2025	8,480,000	8,395,247
Seagate HDD Cayman (Cayman Islands)(a)	3.50%	6/1/2028	6,304,000	9,554,274
Western Digital Corp.	3.00%	11/15/2028	3,200,000	4,846,400
Zscaler, Inc.	0.125%	7/1/2025	2,362,000	4,314,193
Total				31,611,689

Diversified Financial Services 2.45%
Coinbase Global, Inc.	0.50%	6/1/2026	7,535,000	7,787,422
SoFi Technologies, Inc.†	1.25%	3/15/2029	3,715,000	5,879,660
Total				13,667,082

Electric 5.90%
Duke Energy Corp.	4.125%	4/15/2026	6,415,000	6,817,541
NRG Energy, Inc.	2.75%	6/1/2048	1,190,000	4,556,629
PG&E Corp.	4.25%	12/1/2027	6,500,000	6,760,000
PPL Capital Funding, Inc.	2.875%	3/15/2028	5,170,000	5,666,320
Southern Co.	4.50%	6/15/2027	8,315,000	9,103,687
Total				32,904,177

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics 0.58%
Mirion Technologies, Inc.†	0.25%	6/1/2030		$3,000,000	$3,237,000

Entertainment 2.88%
IMAX Corp. (Canada)(a)	0.50%	4/1/2026		2,600,000	2,907,998
Live Nation Entertainment, Inc.	3.125%	1/15/2029		9,175,000	13,184,475
Total					16,092,473

Health Care-Products 3.15%
Insulet Corp.	0.375%	9/1/2026		5,715,000	8,432,185
iRhythm Technologies, Inc.	1.50%	9/1/2029		7,475,000	9,143,791
Total					17,575,976

Internet 22.04%
Alibaba Group Holding Ltd. (China)†(a)	0.50%	6/1/2031		7,900,000	10,034,975
DoorDash, Inc.†	Zero Coupon	5/15/2030		9,100,000	9,131,213
Match Group Financeco 2, Inc.†	0.875%	6/15/2026		10,050,000	9,661,065
PDD Holdings, Inc. (Ireland)(a)	Zero Coupon	12/1/2025		6,000,000	5,838,000
Q2 Holdings, Inc.	0.75%	6/1/2026		4,975,000	5,721,250
Sea Ltd. (Singapore)(a)	0.25%	9/15/2026		20,000,000	18,840,000
Sea Ltd. (Singapore)(a)	2.375%	12/1/2025		2,110,000	3,775,845
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025		22,313,000	22,513,817
Spotify USA, Inc.	Zero Coupon	3/15/2026		3,690,000	5,002,164
Uber Technologies, Inc.	Zero Coupon	12/15/2025		7,100,000	8,030,100
Wayfair, Inc.	1.00%	8/15/2026		10,775,000	10,217,394
Wayfair, Inc.	3.25%	9/15/2027		3,100,000	3,245,700
Wix.com Ltd. (Israel)(a)	Zero Coupon	8/15/2025		11,000,000	10,914,200
Total					122,925,723

Investment Companies 1.16%
Core Scientific, Inc.†	Zero Coupon	6/15/2031		6,950,000	6,498,250

Machinery: Construction & Mining 1.12%
Siemens Energy Finance BV	5.625%	9/14/2025	EUR	1,000,000	6,248,448

Media 0.84%
Liberty Media Corp.-Liberty Formula One	2.25%	8/15/2027		$3,700,000	4,700,850

Mining 1.17%
MP Materials Corp.†	3.00%	3/1/2030		5,050,000	6,529,650

Miscellaneous Manufacturing 1.30%
Axon Enterprise, Inc.	0.50%	12/15/2027		2,185,000	7,224,000

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS 2.49%
Welltower OP LLC†	3.125%	7/15/2029	$10,300,000	$13,884,400

Semiconductors 1.59%
ON Semiconductor Corp.	Zero Coupon	5/1/2027	6,700,000	7,253,085
ON Semiconductor Corp.	0.50%	3/1/2029	1,836,000	1,602,369
Total				8,855,454

Software 16.44%
Cloudflare, Inc.	Zero Coupon	8/15/2026	12,326,000	13,721,920
Guidewire Software, Inc.†	1.25%	11/1/2029	7,125,000	8,033,438
MicroStrategy, Inc.†	Zero Coupon	12/1/2029	13,650,000	12,327,880
MicroStrategy, Inc.	0.625%	3/15/2030	5,400,000	13,884,774
Nutanix, Inc.†	0.50%	12/15/2029	6,000,000	6,788,314
RingCentral, Inc.	Zero Coupon	3/15/2026	25,365,000	24,439,177
Snowflake, Inc.†	Zero Coupon	10/1/2027	8,755,000	12,537,160
Total				91,732,663

Telecommunications 0.56%
Xiaomi Best Time International Ltd. (Hong Kong)(a)	Zero Coupon	12/17/2027	2,200,000	3,144,900
Total Convertible Bonds (cost $416,010,157)				452,460,541

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 15.30%

Aerospace & Defense 3.80%
Boeing Co.	6.00%		312,085	21,185,890

Banks 3.68%
Bank of America Corp.	7.25%		17,654	20,545,725

Capital Markets 2.22%
ARES Management Corp.	6.750%		98,520	5,189,049
KKR & Co., Inc.	6.250%		143,500	7,222,355
Total				12,411,404

Electric: Utilities 1.63%
NextEra Energy, Inc.	7.299%		191,400	9,087,672

Financial Services 1.08%
Apollo Global Management, Inc.	6.75%		85,905	6,019,880

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2025

Investments	Dividend Rate	Shares	Fair Value
Machinery 0.54%
Chart Industries, Inc.	6.75%	51,000	$3,002,115

Semiconductors & Semiconductor Equipment 1.19%
Microchip Technology, Inc.	7.50%	120,060	6,663,330

Trading Companies & Distributors 1.16%
QXO, Inc.	5.50%	125,000	6,443,750
Total Convertible Preferred Stocks (cost $84,885,820)			85,359,766
Total Long-Term Investments (cost $500,895,977)			537,820,307

		Principal Amount‡

OPTIONS PURCHASED 1.36% (cost $12,457,217)			7,551,082

SHORT-TERM INVESTMENTS 2.63%

REPURCHASE AGREEMENTS 2.63%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $14,630,200 of U.S. Treasury Note at 4.250% due 11/30/2026; value: $14,979,427; proceeds: $14,690,531 (cost $14,685,636)		$14,685,636	14,685,636
Total Investments in Securities 100.40% (cost $528,038,830)			560,057,025
Other Assets and Liabilities – Net(b) (0.40)%			(2,228,324)
Net Assets 100.00%			$557,828,701

EUR	Euro.
REITS	Real Estate Investment Trusts.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $111,146,965, which represents 19.92% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, options purchased and written options as follows:

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2025

Options Purchased at May 31, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Bloom Energy Corp. Call	UBS AG	500,000	6/20/2025	$26.00	$500,000	$12,388
Cyberark Software Ltd. Call	Goldman Sachs	24,375	7/18/2025	370.00	24,375	670,692
GDS Holdings Ltd. Call	Goldman Sachs	200,000	9/19/2025	35.00	200,000	225,920
GDS Holdings Ltd. Call	Morgan Stanley	213,000	6/20/2025	47.00	213,000	2,096
IMAX Corp. Call	UBS AG	165,000	9/19/2025	27.00	165,000	532,410
Rheinmetall AG. Call	UBS AG	13,500	9/19/2025	1,900.00	13,500	3,145,762
Rheinmetall AG. Call	UBS AG	13,500	9/19/2025	2,300.00	13,500	1,187,303
Rocket Lab USA, Inc. Call	Morgan Stanley	333,000	9/19/2025	26.00	333,000	1,689,357
Royal Caribbean Cruises Ltd. Call	Morgan Stanley	55,000	6/20/2025	280.00	55,000	80,754
Travere Therapeutics, Inc. Call	Goldman Sachs	425,000	6/20/2025	22.50	425,000	4,400
Total OTC Options Purchased						$7,551,082

OTC Written Options at May 31, 2025:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Depreciation
Rheinmetall AG. Call	UBS AG	$2,200.00	9/19/2025	27,000	$(27,000)	$(3,055,990)	$(2,378,319)	$(677,671)

Forward Foreign Currency Exchange Contracts at May 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Bank Of America	8/22/2025	442,000	$504,926	$504,527	$399

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank And Trust	8/22/2025	5,548,000	$6,312,398	$6,332,843	$(20,445)

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2025

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$452,460,541	$–	$452,460,541
Convertible Preferred Stocks	6,443,750	78,916,016	–	85,359,766
Options Purchased	–	7,551,082	–	7,551,082
Short-Term Investments
Repurchase Agreements	–	14,685,636	–	14,685,636
Total	$6,443,750	$553,613,275	$–	$560,057,025
Other Financial Instruments
OTC Option Written
Assets	$–	$–	$–	$–
Liabilities	–	(3,055,990)	–	(3,055,990)
Forward Foreign Currency Exchange Contracts
Assets	–	399	–	399
Liabilities	–	(20,445)	–	(20,445)
Total	$–	$(3,076,036)	$–	$(3,076,036)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 121.85%

ASSET-BACKED SECURITIES 14.37%

Automobiles 8.21%
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	$7,250,000	$7,324,616
CarMax Auto Owner Trust Series 2023-3 Class B	5.47%	2/15/2029	13,405,000	13,643,559
CarMax Auto Owner Trust Series 2024-2 Class B	5.69%	11/15/2029	4,215,000	4,312,076
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	16,070,000	16,192,976
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	8,872,777	8,929,807
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	17,924,000	18,055,625
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	14,270,000	14,460,794
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,226,767
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	10,058,000	10,115,182
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	6,120,000	6,180,669
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	9,675,000	9,624,462
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	13,840,000	13,883,275
Exeter Automobile Receivables Trust Series 2025-3A Class A3	4.78%	7/16/2029	8,695,000	8,711,098
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	648,039	648,007
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	3,712,794	3,713,717
Ford Credit Auto Lease Trust Series 2025-A Class B	4.96%	2/15/2029	8,845,000	8,874,325
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	23,615,000	22,971,718
Ford Credit Auto Owner Trust Series 2023-A Class C	5.51%	9/15/2030	7,250,000	7,354,309
GLS Auto Select Receivables Trust Series 2024-2A Class B†	5.64%	6/17/2030	4,796,000	4,896,173
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	3,580,000	3,583,982
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	9,700,000	9,723,214
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class C	5.21%	12/18/2028	4,935,000	4,979,780

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Harley-Davidson Motorcycle Trust Series 2025-A Class A3	4.67%	4/15/2030	$9,900,000	$9,926,621
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	7,015,000	7,055,600
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%	4/17/2028	8,315,000	8,349,147
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	6,970,000	7,011,527
Hyundai Auto Receivables Trust Series 2025-A Class B	4.61%	4/15/2031	8,280,000	8,253,775
LAD Auto Receivables Trust Series 2023-1A Class C†	6.18%	12/15/2027	6,250,000	6,302,485
M&T Bank Auto Receivables Trust Series 2025-1A Class A4†	4.89%	7/15/2032	8,648,000	8,731,730
Mercedes-Benz Auto Lease Trust Series 2025-A Class A3	4.61%	4/16/2029	14,520,000	14,636,099
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	10,905,000	10,993,921
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	6,520,000	6,578,478
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	181,271	181,326
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	3,546,769	3,572,026
PenFed Auto Receivables Owner Trust Series 2024-A Class A4†	4.75%	3/15/2030	6,320,000	6,354,672
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	2,046,492	2,050,752
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	1,180,800	1,180,796
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%	2/18/2031	6,520,000	6,752,186
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	18,712,940	18,741,176
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	6,980,000	7,035,448
SFS Auto Receivables Securitization Trust Series 2025-1A Class B†	5.11%	2/20/2031	8,810,000	8,985,336
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%	1/18/2028	273,994	274,065
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	11,630,000	11,722,966
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	11,290,000	11,283,883
Total				371,380,146

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.73%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.068% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	$9,093,000	$9,090,761
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	14,980,000	15,255,132
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	8,580,000	8,622,680
Total					32,968,573

Other 5.43%
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	7,825,000	7,863,084
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	8,695,000	8,733,359
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,885,000	2,895,352
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,400,000	8,388,078
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	4,685,000	4,698,111
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	9,795,000	9,870,629
Bain Capital Credit CLO Ltd. Series 2023-3A Class B†	6.975% (3 mo. USD Term SOFR + 2.70%	)#	7/24/2036	2,500,000	2,507,662
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.582% (3 mo. USD Term SOFR + 2.30%	)#	1/25/2036	6,370,000	6,397,200
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	1/19/2038	8,700,000	8,682,574
Birch Grove CLO 8 Ltd. Series 2024-8A Class A1†	5.90% (3 mo. USD Term SOFR + 1.63%	)#	4/20/2037	13,350,000	13,416,750
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.832% (30 day USD SOFR Average + 1.50%	)#	2/15/2037	1,090,633	1,092,435
Dell Equipment Finance Trust Series 2024-2 Class A3†	4.59%		8/22/2030	11,520,000	11,567,324
Galaxy 31 CLO Ltd. Series 2023-31A Class BR†(a)	–	(b)	7/15/2038	5,725,000	5,736,003
Greenacre Park CLO LLC Series 2021-2A Class BR†(a)	–	(b)	7/20/2038	7,055,000	7,068,567
KKR CLO 35 Ltd. Series 35A Class BR†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	7,150,000	7,147,197
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	5,155,976
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,960,099
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	5,961,561

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.88% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	$5,035,096	$5,041,086
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.712% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	7,500,000	7,500,955
M&T Equipment Notes Series 2025-1A Class A2†	4.70%		12/16/2027	9,995,000	10,015,939
Madison Park Funding XXIII Ltd. Series 2017-23A Class AR†	5.514% (3 mo. USD Term SOFR + 1.23%	)#	7/27/2031	1,370,882	1,370,832
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,300,999
MF1 LLC Series 2022-FL9 Class A†	6.474% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	4,101,732	4,118,111
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	5,386,538	5,417,235
PEAC Solutions Receivables LLC Series 2024-2A Class A3†	4.65%		10/20/2031	9,885,000	9,892,904
PFP Ltd. Series 2023-10 Class A†	6.692% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	6,705,383	6,739,985
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	5,247,000	5,331,004
Post CLO Ltd. Series 2023-1A Class B1†	6.772% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	3,085,000	3,092,836
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028	163,587	163,584
Rad CLO 23 Ltd. Series 2024-23A Class B1†	6.32% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2037	4,750,000	4,764,426
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	6.66% (1 mo. USD Term SOFR + 2.34%	)#	5/25/2038	1,258,865	1,260,440
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	12,950,000	13,277,132
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†(a)	–	(b)	7/15/2038	11,150,000	11,170,572
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	6.222% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	6,050,000	6,066,172
Verizon Master Trust Series 2023-7 Class A1A	5.67%		11/20/2029	7,936,000	8,083,417
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	8,537,000	8,671,879
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†(a)	–	(b)	7/20/2038	11,955,000	11,970,518
Total					245,391,987
Total Asset-Backed Securities (cost $647,974,275)					649,740,706

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 37.08%

Aerospace/Defense 0.37%
Boeing Co.	6.388%		5/1/2031	$8,952,000	$9,556,589
Northrop Grumman Corp.	3.25%		1/15/2028	7,402,000	7,204,729
Total					16,761,318

Agriculture 1.96%
Altria Group, Inc.	4.875%		2/4/2028	5,858,000	5,913,774
BAT Capital Corp.	5.834%		2/20/2031	2,158,000	2,249,230
BAT Capital Corp.	6.343%		8/2/2030	17,938,000	19,137,910
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	17,069,000	17,444,320
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%		7/1/2034	3,203,000	3,221,981
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	6,880,000	7,060,478
Japan Tobacco, Inc. (Japan)†(c)	5.85%		6/15/2035	11,807,000	12,178,680
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,528,535
Reynolds American, Inc.	4.45%		6/12/2025	9,194,000	9,193,364
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	5,719,000	5,721,121
Total					88,649,393

Auto Manufacturers 1.07%
Ford Motor Co.	4.346%		12/8/2026	6,624,000	6,532,506
Ford Motor Credit Co. LLC	2.70%		8/10/2026	9,056,000	8,763,310
Ford Motor Credit Co. LLC	6.125%		3/8/2034	7,977,000	7,583,068
Hyundai Capital America†	1.80%		10/15/2025	18,735,000	18,520,236
Hyundai Capital America†	5.80%		6/26/2025	3,324,000	3,325,572
Toyota Motor Credit Corp.	4.55%		9/20/2027	3,619,000	3,636,272
Total					48,360,964

Banks 9.01%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	7,800,000	6,772,610
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(c)	5.875%		5/7/2030	9,312,000	9,364,427
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	4,902,000	4,789,613
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	14,259,000	13,955,919
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	18,874,000	18,539,288
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	18,000,000	18,381,991

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	$16,090,000	$15,884,966
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	9,838,000	9,558,955
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035	9,659,000	9,637,739
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	5,000,000	5,105,865
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035	5,984,000	6,347,397
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	20,231,000	20,086,699
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028	9,903,000	9,831,558
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%	)#	9/22/2026	14,803,000	14,859,830
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	8,226,000	7,080,835
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	20,118,000	17,802,416
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	24,978,000	24,655,218
KeyCorp	4.789% (SOFR + 2.06%	)#	6/1/2033	5,000,000	4,775,247
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 yr. CMT + 1.70%	)#	3/3/2036	4,333,000	3,813,565
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	7,544,000	7,518,035
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	10,000,000	8,519,682
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	15,183,000	15,060,399
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	3,246,000	3,185,872
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	10,333,000	10,269,782
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%	)#	10/21/2032	11,034,000	10,900,165
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	3,804,000	3,881,958
PNC Financial Services Group, Inc.	6.037% (SOFR + 2.14%	)#	10/28/2033	10,255,000	10,734,407

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	$10,282,000	$10,451,241
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	4,175,000	4,278,561
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	13,037,000	12,648,194
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	7,833,000	7,982,427
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	6,618,000	6,471,644
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,352,000	8,037,566
UBS Group AG (Switzerland)†(c)	6.301% (1 yr. CMT + 2.00%	)#	9/22/2034	10,900,000	11,529,824
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	5,626,000	5,760,893
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	14,127,000	14,629,766
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	6,505,000	6,226,908
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	8,807,000	7,902,121
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	14,816,000	14,521,996
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,314,197
Total					407,069,776

Beverages 0.39%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	12,341,000	12,578,144
Coca-Cola Femsa SAB de CV (Mexico)(c)	5.10%		5/6/2035	5,304,000	5,203,171
Total					17,781,315

Biotechnology 0.36%
Amgen, Inc.	5.15%		3/2/2028	6,109,000	6,222,005
Baxalta, Inc.	4.00%		6/23/2025	1,114,000	1,113,408
Royalty Pharma PLC	3.35%		9/2/2051	3,509,000	2,180,108
Royalty Pharma PLC(d)	5.40%		9/2/2034	6,596,000	6,570,941
Total					16,086,462

Building Materials 0.17%
Holcim Finance U.S. LLC†	5.40%		4/7/2035	7,928,000	7,902,845

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 0.20%
EIDP, Inc.	5.125%		5/15/2032	$4,926,000	$4,973,655
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	4,160,000	4,108,657
Total					9,082,312

Commercial Services 0.34%
GXO Logistics, Inc.	6.50%		5/6/2034	5,875,000	6,010,446
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	3,439,000	3,441,284
Rollins, Inc.†	5.25%		2/24/2035	5,872,000	5,828,586
Total					15,280,316

Computers 0.24%
Gartner, Inc.†	4.50%		7/1/2028	8,360,000	8,266,038
International Business Machines Corp.	6.50%		1/15/2028	2,455,000	2,583,543
Total					10,849,581

Diversified Financial Services 2.56%
Air Lease Corp.	5.20%		7/15/2031	2,018,000	2,042,351
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	11,941,777
American Express Co.	5.284% (SOFR + 1.42%	)#	7/26/2035	10,088,000	10,053,238
Ameriprise Financial, Inc.	5.20%		4/15/2035	22,695,000	22,505,256
Aviation Capital Group LLC†	1.95%		1/30/2026	4,639,000	4,549,062
Aviation Capital Group LLC†	5.375%		7/15/2029	10,830,000	10,949,721
Aviation Capital Group LLC†	6.75%		10/25/2028	4,180,000	4,417,197
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	17,500,000	17,108,252
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	2,111,000	1,990,617
Cboe Global Markets, Inc.	3.65%		1/12/2027	6,217,000	6,138,087
Intercontinental Exchange, Inc.	5.25%		6/15/2031	8,990,000	9,272,969
Lseg U.S. Fin Corp.†	5.297%		3/28/2034	4,657,000	4,703,273
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,413,573
Nuveen LLC†	5.85%		4/15/2034	5,569,000	5,686,433
Total					115,771,806

Electric 5.27%
AES Corp.†	3.95%		7/15/2030	13,041,000	12,176,493
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	7,501,246	5,445,136
American Electric Power Co., Inc.	5.699%		8/15/2025	10,422,000	10,437,547
American Transmission Systems, Inc.†	2.65%		1/15/2032	10,360,000	8,988,309
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	5,883,000	5,931,423

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%	10/20/2035	$6,617,709	$6,583,915
Commonwealth Edison Co.	5.95%	6/1/2055	4,242,000	4,252,246
Dominion Energy South Carolina, Inc.	5.30%	1/15/2035	4,038,000	4,052,484
DTE Electric Co.	5.85%	5/15/2055	1,309,000	1,306,657
Duke Energy Indiana LLC	5.25%	3/1/2034	8,216,000	8,243,969
Enel Finance International NV (Netherlands)†(c)	5.125%	6/26/2029	5,488,000	5,557,806
Entergy Corp.	0.90%	9/15/2025	8,007,000	7,920,367
Entergy Louisiana LLC	5.15%	9/15/2034	10,000,000	9,897,728
Entergy Louisiana LLC	5.70%	3/15/2054	5,824,000	5,564,075
Entergy Mississippi LLC	5.80%	4/15/2055	5,305,000	5,134,915
Evergy Missouri West, Inc.†	5.65%	6/1/2034	12,641,000	12,772,397
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%	1/31/2041	3,017,550	2,982,848
Florida Power & Light Co.	5.80%	3/15/2065	2,820,000	2,776,081
Indianapolis Power & Light Co.†	5.70%	4/1/2054	5,907,000	5,631,206
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,387,140
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	8,811,395
MidAmerican Energy Co.	5.85%	9/15/2054	4,379,000	4,367,349
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	6,025,566
NSTAR Electric Co.	5.40%	6/1/2034	9,042,000	9,131,463
Oglethorpe Power Corp.	5.80%	6/1/2054	9,800,000	9,257,852
Oglethorpe Power Corp.	5.95%	11/1/2039	3,451,000	3,478,056
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	2,992,961
Oklahoma Gas & Electric Co.	5.80%	4/1/2055	4,465,000	4,348,730
Oncor Electric Delivery Co. LLC	4.65%	11/1/2029	13,923,000	14,005,064
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,266,000	6,498,742
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(c)	4.125%	5/15/2027	6,868,000	6,782,727
PSEG Power LLC†	5.75%	5/15/2035	3,647,000	3,674,857
Public Service Electric & Gas Co.	4.85%	8/1/2034	7,642,000	7,525,336
Union Electric Co.	5.25%	4/15/2035	4,615,000	4,627,799
Vistra Operations Co. LLC†	5.70%	12/30/2034	9,723,000	9,691,999
Total				238,262,638

Engineering & Construction 0.12%
Sitios Latinoamerica SAB de CV (Mexico)†(c)	6.00%	11/25/2029	5,507,000	5,605,851

Environmental Control 0.31%
Veralto Corp.	5.50%	9/18/2026	13,858,000	14,014,394

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.86%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	3.625%	1/15/2032	$4,939,000	$4,443,129
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	5.75%	4/1/2033	14,845,000	15,046,373
Mars, Inc.†	5.00%	3/1/2032	6,351,000	6,375,260
Mars, Inc.†	5.20%	3/1/2035	9,073,000	9,042,387
Mars, Inc.†	5.70%	5/1/2055	4,238,000	4,114,378
Total				39,021,527

Gas 0.99%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	17,787,000	15,296,063
East Ohio Gas Co.†	1.30%	6/15/2025	16,815,000	16,792,778
National Fuel Gas Co.	3.95%	9/15/2027	13,000,000	12,763,961
Total				44,852,802

Health Care-Products 0.22%
Solventum Corp.	5.60%	3/23/2034	9,655,000	9,741,560

Health Care-Services 0.93%
Centene Corp.	2.45%	7/15/2028	21,189,000	19,528,124
Centene Corp.	3.375%	2/15/2030	6,442,000	5,875,328
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,926,000	4,850,399
UnitedHealth Group, Inc.	4.50%	4/15/2033	4,134,000	3,944,289
UnitedHealth Group, Inc.	5.35%	2/15/2033	5,425,000	5,476,458
Universal Health Services, Inc.	5.05%	10/15/2034	2,473,000	2,322,872
Total				41,997,470

Insurance 2.45%
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,703,552
Athene Global Funding†	1.985%	8/19/2028	14,763,000	13,507,371
Athene Global Funding†	5.62%	5/8/2026	12,979,000	13,094,322
Brown & Brown, Inc.	2.375%	3/15/2031	1,985,000	1,722,365
Brown & Brown, Inc.	5.65%	6/11/2034	6,831,000	6,904,878
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,916,668
F&G Global Funding†	2.30%	4/11/2027	4,996,000	4,778,914
GA Global Funding Trust†	2.90%	1/6/2032	7,248,000	6,250,290
GA Global Funding Trust†	4.40%	9/23/2027	11,335,000	11,238,478
Jackson National Life Global Funding†	4.60%	10/1/2029	7,120,000	7,047,110
Marsh & McLennan Cos., Inc.	4.85%	11/15/2031	12,534,000	12,594,542
Metropolitan Life Global Funding I†	4.05%	8/25/2025	536,000	535,344

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
New York Life Global Funding†	4.55%	1/28/2033	$7,387,000	$7,152,366
Principal Life Global Funding II†	5.10%	1/25/2029	8,117,000	8,253,608
Total				110,699,808

Internet 0.71%
Alibaba Group Holding Ltd. (China)†(c)	5.25%	5/26/2035	7,000,000	6,994,428
Alphabet, Inc.	5.30%	5/15/2065	7,663,000	7,343,204
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	6,185,000	3,980,969
Uber Technologies, Inc.†	4.50%	8/15/2029	14,184,000	13,980,502
Total				32,299,103

Iron-Steel 0.17%
Vale Overseas Ltd. (Brazil)(c)	6.40%	6/28/2054	7,817,000	7,480,719

Leisure Time 0.16%
Carnival Corp.†	5.875%	6/15/2031	7,430,000	7,439,102

Machinery-Diversified 0.36%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	10,940,000	10,887,079
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	5,387,000	5,379,644
Total				16,266,723

Media 0.11%
Discovery Communications LLC	3.95%	3/20/2028	5,073,000	4,845,012

Mining 0.97%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	6,526,000	6,298,318
Anglo American Capital PLC (United Kingdom)†(c)	5.50%	5/2/2033	1,417,000	1,415,054
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	8,170,000	8,325,353
Glencore Funding LLC†	5.634%	4/4/2034	14,213,000	14,300,450
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	10,233,000	10,146,531
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	3,359,000	3,358,627
Total				43,844,333

Miscellaneous Manufacturing 0.21%
Siemens Funding BV (Netherlands)†(c)	4.90%	5/28/2032	9,586,000	9,623,132

Oil & Gas 1.54%
APA Corp.†	4.75%	4/15/2043	1,716,000	1,255,076
Continental Resources, Inc.	4.90%	6/1/2044	6,826,000	5,234,048
Continental Resources, Inc.†	5.75%	1/15/2031	14,000,000	13,943,639

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Coterra Energy, Inc.	5.60%	3/15/2034	$9,274,000	$9,202,158
EQT Corp.†	4.75%	1/15/2031	3,753,000	3,632,106
EQT Corp.†	6.375%	4/1/2029	3,322,000	3,402,340
EQT Corp.	7.00%	2/1/2030	13,000,000	13,921,236
EQT Corp.†	7.50%	6/1/2030	1,695,000	1,840,858
Expand Energy Corp.	5.375%	3/15/2030	3,998,000	3,979,396
Occidental Petroleum Corp.	6.45%	9/15/2036	2,738,000	2,693,567
ORLEN SA (Poland)†(c)	6.00%	1/30/2035	8,778,000	8,893,826
Ovintiv, Inc.	6.50%	2/1/2038	1,606,000	1,569,115
Total				69,567,365

Pharmaceuticals 0.54%
Bayer Corp.†	6.65%	2/15/2028	8,085,000	8,429,949
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	10,000,000	9,811,213
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	6,009,568
Total				24,250,730

Pipelines 0.90%
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,356,525
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,584,231
Energy Transfer LP†	7.375%	2/1/2031	4,803,000	5,031,145
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,150,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	18,445,000	18,592,172
Total				40,714,248

REITS 1.28%
American Tower Corp.	3.80%	8/15/2029	11,866,000	11,456,281
Brixmor Operating Partnership LP	5.20%	4/1/2032	4,988,000	4,961,282
Crown Castle, Inc.	3.30%	7/1/2030	23,168,000	21,432,134
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	4,407,000	4,360,884
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	16,016,000	15,545,632
Total				57,756,213

Semiconductors 0.83%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	4,460,000	4,424,348
Broadcom, Inc.†	4.15%	4/15/2032	11,791,000	11,230,019
Broadcom, Inc.	4.80%	10/15/2034	2,680,000	2,610,421
Foundry JV Holdco LLC†	5.50%	1/25/2031	7,113,000	7,210,076
Foundry JV Holdco LLC†	5.875%	1/25/2034	3,090,000	3,100,261
Foundry JV Holdco LLC†	6.15%	1/25/2032	8,539,000	8,873,872
Total				37,448,997

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 1.08%
AppLovin Corp.	5.375%		12/1/2031	$8,175,000	$8,253,873
Atlassian Corp. (Australia)(c)	5.50%		5/15/2034	9,387,000	9,474,180
Oracle Corp.	2.875%		3/25/2031	4,450,000	4,013,319
Oracle Corp.	6.125%		7/8/2039	3,000,000	3,080,511
Oracle Corp.	6.90%		11/9/2052	2,658,000	2,873,006
Paychex, Inc.	5.35%		4/15/2032	7,918,000	8,038,898
Synopsys, Inc.	5.00%		4/1/2032	12,987,000	13,014,711
Total					48,748,498

Telecommunications 0.40%
Sprint Capital Corp.	8.75%		3/15/2032	15,000,000	17,974,336
Total Corporate Bonds (cost $1,676,309,773)					1,676,050,649

FLOATING RATE LOANS(e) 1.41%

Diversified Financial Services 0.36%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.073% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	16,274,141	16,294,484

Electric 0.62%
NRG Energy, Inc. 2024 Term Loan	6.03% - 6.08% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	14,298,513	14,329,112
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.077% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	13,885,299	13,920,498
Total					28,249,610

Entertainment 0.26%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	11,812,406	11,795,809

Media 0.17%
Charter Communications Operating LLC 2024 Term Loan B5	6.548% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	7,562,047	7,567,265
Total Floating Rate Loans (cost $63,908,695)					63,907,168

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.35%

Hungary 0.25%
Hungary Government International Bonds	6.125%		5/22/2028	11,063,000	11,402,833

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mexico 0.10%
Mexico Government International Bonds	6.35%		2/9/2035	$4,530,000	$4,531,767
Total Foreign Government Obligations (cost $15,938,872)					15,934,600

GOVERNMENT AGENCY OBLIGATION 0.51%
Tennessee Valley Authority	4.875%		5/15/2035	22,842,000	23,006,033

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.99%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	12,930,000	11,278,375
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	10,815,305
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	11,570,000	10,458,711
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-151 Class A2	3.80%	#(f)	10/25/2032	13,870,000	13,202,875
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(f)	12/25/2032	11,317,500	10,770,647
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(f)	1/25/2033	6,245,574	6,146,589
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-156 Class A2	4.43%	#(f)	2/25/2033	12,000,000	11,871,310
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(f)	8/25/2032	8,934,000	8,153,503
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(f)	5/25/2033	7,600,000	7,347,837
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $89,499,768)					90,045,152

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 30.63%
Federal Home Loan Mortgage Corp.	2.00%		2/1/2052	19,339,307	15,242,219
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051	18,567,140	15,164,664
Federal Home Loan Mortgage Corp.	3.00%		8/1/2052	31,277,807	27,058,390
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	2,277,348	2,076,358

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	$14,291,539	$13,990,960
Federal Home Loan Mortgage Corp.	5.50%	11/1/2039 - 11/1/2054	49,456,336	49,875,052
Federal Home Loan Mortgage Corp.	6.00%	7/1/2039 - 2/1/2055	72,225,904	74,408,952
Federal Home Loan Mortgage Corp.	6.50%	11/1/2053	15,475,519	15,975,348
Federal National Mortgage Association	2.50%	8/1/2050 - 5/1/2052	38,453,620	31,884,069
Federal National Mortgage Association	3.00%	12/1/2048	14,030,725	12,231,574
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	45,733,484	41,052,116
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	10,889,490	10,101,225
Federal National Mortgage Association	5.00%	7/1/2052 - 10/1/2052	17,639,198	17,222,974
Federal National Mortgage Association	5.50%	3/1/2054 - 10/1/2054	44,776,101	44,823,115
Federal National Mortgage Association	6.00%	2/1/2039 - 1/1/2055	13,317,591	13,672,313
Government National Mortgage Association(g)	2.00%	TBA	30,862,000	24,798,860
Government National Mortgage Association(g)	2.50%	TBA	37,590,000	31,497,301
Government National Mortgage Association(g)	3.00%	TBA	54,491,000	47,471,533
Government National Mortgage Association(g)	4.50%	TBA	39,512,000	37,283,994
Government National Mortgage Association(g)	5.00%	TBA	46,914,000	45,511,574
Government National Mortgage Association(g)	5.50%	TBA	68,464,000	67,974,664
Government National Mortgage Association(g)	6.00%	TBA	57,547,000	58,057,927
Uniform Mortgage-Backed Security(g)	2.00%	TBA	142,543,000	120,041,022
Uniform Mortgage-Backed Security(g)	2.50%	TBA	115,221,000	96,252,388
Uniform Mortgage-Backed Security(g)	3.00%	TBA	6,014,000	5,296,415
Uniform Mortgage-Backed Security(g)	4.00%	TBA	21,149,000	19,375,534
Uniform Mortgage-Backed Security(g)	4.50%	TBA	17,546,000	16,550,909
Uniform Mortgage-Backed Security(g)	5.00%	TBA	167,450,000	164,918,374
Uniform Mortgage-Backed Security(g)	5.50%	TBA	139,452,000	140,464,390
Uniform Mortgage-Backed Security(g)	6.00%	TBA	102,362,000	103,256,576
Uniform Mortgage-Backed Security(g)	6.50%	TBA	9,859,000	10,124,425
Uniform Mortgage-Backed Security(g)	7.00%	TBA	10,327,000	10,769,153
Total Government Sponsored Enterprises Pass-Throughs (cost $1,390,964,230)				1,384,424,368

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.07%

Natural Gas 0.07%
Texas Natural Gas Securitization Finance Corp. A1 (cost $3,194,386)	5.102%		4/1/2035	$3,194,385	$3,250,864

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.14%
ALA Trust Series 2025-OANA Class A†(a)	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2030	7,450,000	7,494,334
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	8,640,000	8,983,283
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	16,530,000	17,099,045
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(f)	10/25/2051	8,684,686	6,958,004
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	19,460,000	20,267,181
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	7,930,000	8,204,567
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	5,350,000	5,539,839
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	15,420,000	16,195,378
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,658,000	2,709,701
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	13,570,000	14,076,012
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	21,635,000	22,300,311
BX Trust Series 2025-ROIC Class A†	5.473% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	8,930,000	8,875,213
Cantor Commercial Real Estate Lending Series 2019-CF3 Class A4	3.006%		1/15/2053	14,127,000	12,986,982
CF Trust Series 2019-BOSS Class A1†(h)	7.695% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	693,216	8,735	(i)
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(f)	8/25/2064	4,199,098	3,688,857
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A†	3.25%	#(f)	9/25/2064	3,429,635	3,025,384
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(f)	12/25/2064	3,244,450	2,877,344
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(f)	4/25/2050	4,763,219	3,921,406
CIM Trust Series 2021-J1 Class A1†	2.50%	#(f)	3/25/2051	7,438,416	5,959,331
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.36%	#(f)	7/10/2028	9,950,000	10,366,155
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(f)	11/27/2051	12,138,224	10,117,978

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(f)	7/10/2048	$4,547,000	$4,537,742
CONE Trust Series 2024-DFW1 Class A†	5.97% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	5,334,000	5,323,288
EFMT Series 2025-INV2 Class A1†	5.387%	(j)	5/26/2070	8,000,000	8,003,481
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(f)	5/25/2065	137,351	135,788
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.272% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	5,289,756	5,285,532
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	14,091,614	14,136,649
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	5,758,125	5,778,445
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.272% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	4,639,375	4,634,579
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R03 Class 1M2†	7.822% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	2,700,000	2,801,909
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.872% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	1,523,605	1,558,187
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.071% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	3,150,000	3,327,476
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.622% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	8,383,934	8,578,903
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	7.871% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	7,465,000	7,896,169
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.421% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	5,994,999	6,002,039

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(f)	11/25/2051	$3,738,365	$3,126,754
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(f)	11/25/2051	6,527,601	5,235,898
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(f)	6/1/2051	10,618,953	8,530,892
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	11,345,884	9,100,724
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.198%	#(f)	8/10/2041	9,150,000	9,143,814
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(f)	6/25/2051	4,279,749	3,428,853
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	7,590,311	6,088,316
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	3,954,130	3,154,207
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	10,522,958	8,784,946
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(f)	1/13/2040	11,870,000	12,122,857
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	12,319,950	10,315,888
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(f)	4/25/2052	12,583,133	10,536,574
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	7,512,788	6,314,155
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(f)	7/25/2052	6,472,020	5,382,562
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(f)	7/25/2052	5,673,005	4,536,254
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(f)	8/25/2052	7,968,769	6,667,136
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	4,430,851	3,677,028
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(f)	3/25/2052	5,645,448	4,727,114
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(f)	9/25/2065	8,381,105	8,393,834
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class AS	3.80%		1/15/2048	515,571	510,571
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.219% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	3,240,000	3,249,656
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	6,810,000	7,034,567
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	8,864,829	8,557,666

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust Series 2021-J1 Class A1†	2.50%	#(f)	5/25/2051	$1,070,894	$857,980
Oceanview Mortgage Trust Series 2021-3 Class A2†	2.50%	#(f)	7/25/2051	6,171,727	4,950,138
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(f)	12/25/2051	8,880,425	7,112,277
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	16,335	16,168
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,120,000	11,272,916
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	28,195	26,876
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	5.572% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	12,120,000	12,131,531
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	5.622% (1 mo. USD Term SOFR + 1.29%	)#	4/15/2042	11,690,000	11,653,939
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(f)	9/15/2057	5,548,000	5,510,351
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	14,640,000	15,201,255
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	6,800,000	7,145,139
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	9,110,000	9,424,863
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(k)	Zero Coupon	#(f)	10/15/2057	1,637,463	17
Total Non-Agency Commercial Mortgage-Backed Securities (cost $506,233,519)					503,578,943

U.S. TREASURY OBLIGATIONS 24.30%
U.S. Treasury Bonds	2.875%		5/15/2052	35,507,300	24,408,495
U.S. Treasury Bonds	3.375%		8/15/2042	69,582,000	57,303,224
U.S. Treasury Bonds	4.125%		8/15/2044	94,807,000	85,226,308
U.S. Treasury Bonds	4.50%		11/15/2054	171,339,100	159,987,885
U.S. Treasury Bonds	4.625%		11/15/2044	162,293,000	155,928,071
U.S. Treasury Bonds	4.75%		2/15/2045	28,340,000	27,671,353
U.S. Treasury Notes	3.125%		8/31/2029	97,637,000	94,582,030
U.S. Treasury Notes	3.75%		4/30/2027	58,631,400	58,455,048
U.S. Treasury Notes	4.00%		3/31/2030	156,265,000	156,557,997
U.S. Treasury Notes	4.125%		2/28/2027	182,375,000	182,902,177
U.S. Treasury Notes	4.375%		12/31/2029	57,043,500	58,055,131

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	4.875%	11/30/2025	$37,214,000	$37,306,515
Total U.S. Treasury Obligations (cost $1,120,065,327)				1,098,384,234
Total Long-Term Investments (cost $5,536,785,155)				5,508,322,717

SHORT-TERM INVESTMENTS 0.57%

REPURCHASE AGREEMENTS 0.45%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $21,352,600 of U.S. Treasury Note at 1.625% due11/30/2026; value: $20,777,854; proceeds: $20,377,121 (cost $20,370,331)			20,370,331	20,370,331

Time Deposits 0.01%
CitiBank N.A.(l) (cost $515,000)			515,000	515,000

			Shares

Money Market Funds 0.11%
Fidelity Government Portfolio(l) (cost $4,635,000)			4,635,000	4,635,000
Total Short-Term Investments (cost $25,520,331)				25,520,331
Total Investments in Securities 122.42% (cost $5,562,305,486)				5,533,843,048
Other Assets and Liabilities – Net(m) (22.42)%				(1,013,369,266)
Net Assets 100.00%				$4,520,473,782

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $1,430,982,505, which represents 31.66% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Securities purchased on a when-issued basis (See Note 2(l)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2025

(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Defaulted (non-income producing security).
(i)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(j)	Step Bond – Security with a predetermined schedule of interest rate changes.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	1,661	Long	$344,173,116	$344,553,688	$380,572
U.S. 5-Year Treasury Note	September 2025	284	Long	30,718,230	30,725,250	7,020
Total Unrealized Appreciation on Futures Contracts						$387,592

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2025	1,350	Short	$(150,538,216)	$(151,938,281)	$(1,400,065)

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2025

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$649,740,706	$–	$649,740,706
Corporate Bonds	–	1,676,050,649	–	1,676,050,649
Floating Rate Loans	–	63,907,168	–	63,907,168
Foreign Government Obligations	–	15,934,600	–	15,934,600
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	90,045,152	–	90,045,152
Government Sponsored Enterprises Pass-Throughs	–	1,384,424,368	–	1,384,424,368
Municipal Bonds	–	3,250,864	–	3,250,864
Non-Agency Commercial Mortgage-Backed Securities	–	503,570,208	8,735	503,578,943
U.S. Treasury Obligations	–	1,098,384,234	–	1,098,384,234
Government Agency Obligation	–	23,006,033	–	23,006,033
Short-Term Investments
Repurchase Agreements	–	20,370,331	–	20,370,331
Time Deposits	–	515,000	–	515,000
Money Market Funds	4,635,000	–	–	4,635,000
Total	$4,635,000	$5,529,199,313	$8,735	$5,533,843,048
Other Financial Instruments
Futures Contracts
Assets	$387,592	$–	$–	$387,592
Liabilities	(1,400,065)	–	–	(1,400,065)
Total	$(1,012,473)	$–	$–	$(1,012,473)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 121.79%

ASSET-BACKED SECURITIES 13.89%

Automobiles 6.87%
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%	9/15/2032	$3,096,080	$3,082,271
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	3,230,000	3,224,719
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%	10/15/2029	8,690,000	8,980,107
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	4,153,129	4,169,787
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	5,150,000	5,196,084
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%	2/15/2029	3,735,000	3,805,933
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%	5/15/2029	7,285,000	7,584,849
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,535,000	2,570,148
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	1,484,886	1,480,968
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	13,840,000	13,941,634
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	3,040,000	3,060,719
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%	4/15/2031	6,665,000	6,685,623
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	9,225,000	9,368,017
CPS Auto Receivables Trust Series 2023-A Class D†	6.44%	4/16/2029	4,000,000	4,069,458
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	7,000,000	7,820,315
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	5,460,000	5,553,706
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	5,475,000	5,588,496
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%	1/15/2031	9,000,000	9,649,508
Flagship Credit Auto Trust Series 2019-3 Class E†	3.84%	12/15/2026	388,396	388,117
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	530,316	530,290
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	1,625,417	1,625,821
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	7,370,000	7,374,700
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	7,735,000	7,777,903
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	20,145,000	19,596,242
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%	2/18/2031	6,502,000	7,036,217

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	$3,499,337	$3,530,113
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	7,313,626	7,391,226
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	3,475,000	3,478,865
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	3,450,000	3,458,257
Harley-Davidson Motorcycle Trust Series 2025-A Class A4	4.79%	2/15/2033	7,230,000	7,269,216
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	7,124,000	7,213,816
LAD Auto Receivables Trust Series 2023-2A Class C†	5.58%	9/15/2028	3,855,000	3,889,663
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	7,590,000	7,612,564
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	10,250,000	10,256,892
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	84,656	84,681
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	4,029,000	4,043,194
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	205,352	204,510
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	1,487,000	1,477,244
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D†	9.965%	5/15/2032	2,338,502	2,353,386
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	2,500,000	2,619,511
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	1,048,984	1,051,168
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%	8/15/2028	1,500,000	1,510,459
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	4,165,000	4,260,834
Santander Drive Auto Receivables Trust Series 2024-3 Class C	5.64%	8/15/2030	4,505,000	4,572,673
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	7,447,975	7,470,745
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	5,101,000	5,545,538
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%	12/16/2030	3,895,000	4,151,464

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	$4,315,000	$4,343,841
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%		5/17/2027	3,410,000	3,417,855
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	5,175,000	5,234,472
World Omni Automobile Lease Securitization Trust Series 2025-A Class A3	4.42%		4/17/2028	8,750,000	8,738,989
Total					265,342,808

Credit Card 0.78%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.068% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	7,694,000	7,692,106
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	6,700,000	6,709,380	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	3,695,000	3,727,278
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	489,260
Perimeter Master Note Business Trust Series 2025-1A A†	5.58%		12/16/2030	5,350,000	5,326,524
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	6,260,000	6,291,139
Total					30,235,687

Other 6.12%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	15,600,000	15,651,464
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	4,490,000	4,511,853
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	3,635,000	3,651,036
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	2,670,000	2,698,086
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,710,000	2,719,724
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029	1,850,000	1,869,460
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,135,000	8,123,454
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	6.33% (3 mo. USD Term SOFR + 2.05%	)#	4/17/2035	4,500,000	4,506,444

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031		$2,635,547	$2,657,022
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.782% (30 day USD SOFR Average + 1.45%	)#	1/15/2037		3,231,239	3,235,109
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030		766,210	765,000
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.582% (3 mo. USD Term SOFR + 2.30%	)#	1/25/2036		2,880,000	2,892,298
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.832% (30 day USD SOFR Average + 1.50%	)#	2/15/2037		511,030	511,874
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051		4,468,906	4,337,565
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	5.594% (3 mo. USD Term SOFR + 1.31%	)#	7/27/2031		350,275	350,649
Cedar Funding XIX CLO Ltd. Series 2024-19A Class A1†	5.571% (3 mo. USD Term SOFR + 1.33%	)#	1/23/2038		10,625,000	10,627,752
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032		9,350,000	9,416,215
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031		3,516,970	3,560,525
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	3,715,000	2,690,334
Galaxy XXVIII CLO Ltd. Series 2018-28A Class A2†	5.818% (3 mo. USD Term SOFR + 1.56%	)#	7/15/2031		$457,118	457,808
Generate CLO 14 Ltd. Series 2024-14A Class C†	6.779% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2037		2,680,000	2,701,255
KKR CLO 35 Ltd. Series 35A Class BR†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038		9,400,000	9,396,315
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		3,000,000	2,909,146
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032		1,500,000	1,498,456
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034		9,515,000	9,597,983
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.88% (30 day USD SOFR Average + 1.55%	)#	1/17/2037		2,889,557	2,892,995
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.712% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042		5,940,000	5,940,756
M&T Equipment Notes Series 2025-1A Class A4†	4.91%		3/16/2032		5,075,000	5,119,620
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†(b)	–	(c)	7/21/2038		7,595,000	7,609,613

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Madison Park Funding XXIII Ltd. Series 2017-23A Class AR†	5.514% (3 mo. USD Term SOFR + 1.23%	)#	7/27/2031	$1,173,475	$1,173,432
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	4,250,000	4,376,549
MF1 LLC Series 2022-FL9 Class A†	6.474% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	2,652,039	2,662,629
MF1 LLC Series 2024-FL14 Class A†	6.064% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	2,400,000	2,408,254
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.02% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	7,390,000	7,393,695
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	263,526
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	2,154,496	2,175,333
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	4,025,000	4,048,490
PFP Ltd. Series 2023-10 Class A†	6.692% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	3,396,613	3,414,141
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028	55,506	55,505
Rad CLO 20 Ltd. Series 2023-20A Class C†	7.272% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	4,280,000	4,299,923
RAD CLO 21 Ltd. Series 2023-21A Class BR†	5.832% (3 mo. USD Term SOFR + 1.55%	)#	1/25/2037	3,490,000	3,484,126
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	6.66% (1 mo. USD Term SOFR + 2.34%	)#	5/25/2038	575,974	576,694
Regatta XX Funding Ltd. Series 2021-2A Class BR†	5.806% (3 mo. USD Term SOFR + 1.55%	)#	1/15/2038	6,900,000	6,926,696
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	6.332% (3 mo. USD Term SOFR + 2.05%	)#	4/25/2037	2,170,000	2,179,042
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,451,599
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,329,137	6,202,495
Silver Point CLO 10 Ltd. Series 2025-10A Class B†(b)	–	(c)	7/15/2038	9,500,000	9,518,269
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	8,258,104	8,291,538
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	3,425,097	3,425,651

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	$9,730,000	$9,757,723
Verizon Master Trust Series 2023-3 Class A†	4.73%		4/21/2031	7,549,000	7,632,184
Warwick Capital CLO 6 Ltd. Series 2025-6A Class B†(b)	–	(c)	7/20/2038	10,975,000	10,996,105
Total					236,613,410

Student Loan 0.12%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	6.122% (30 day USD SOFR Average + 1.80%	)#	6/25/2047	4,735,369	4,725,125
Total Asset-Backed Securities (cost $535,289,960)					536,917,030

CORPORATE BONDS 48.90%

Aerospace/Defense 1.23%
Boeing Co.	3.10%		5/1/2026	7,000,000	6,897,186
Boeing Co.	5.15%		5/1/2030	4,566,000	4,608,083
Boeing Co.	6.528%		5/1/2034	11,301,000	12,066,735
Boeing Co.	6.858%		5/1/2054	2,220,000	2,369,407
Bombardier, Inc. (Canada)†(d)	7.25%		7/1/2031	1,959,000	2,022,670
Hexcel Corp.	5.875%		2/26/2035	3,797,000	3,792,396
Northrop Grumman Corp.	3.25%		1/15/2028	6,298,000	6,130,152
TransDigm, Inc.	4.625%		1/15/2029	9,818,000	9,515,946
Total					47,402,575

Agriculture 1.72%
Altria Group, Inc.	4.875%		2/4/2028	4,988,000	5,035,491
BAT Capital Corp.	5.35%		8/15/2032	8,732,000	8,823,414
BAT Capital Corp.	5.834%		2/20/2031	2,820,000	2,939,216
BAT Capital Corp.	6.343%		8/2/2030	7,000,000	7,468,244
Imperial Brands Finance PLC (United Kingdom)†(d)	5.50%		2/1/2030	8,261,000	8,442,646
Imperial Brands Finance PLC (United Kingdom)†(d)	5.875%		7/1/2034	9,500,000	9,556,297
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%		7/27/2027	12,000,000	12,314,787
Japan Tobacco, Inc. (Japan)†(d)	5.85%		6/15/2035	7,410,000	7,643,264
Viterra Finance BV (Netherlands)†(d)	3.20%		4/21/2031	1,208,000	1,098,481
Viterra Finance BV (Netherlands)†(d)	4.90%		4/21/2027	3,013,000	3,014,118
Total					66,335,958

Airlines 0.33%
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.308%		10/20/2031	8,055,000	7,840,399
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	5,037,000	4,985,929
Total					12,826,328

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers 1.35%
Ford Motor Credit Co. LLC	2.70%		8/10/2026		$1,950,000	$1,886,976
Ford Motor Credit Co. LLC	3.375%		11/13/2025		5,000,000	4,960,893
Ford Motor Credit Co. LLC	4.00%		11/13/2030		2,858,000	2,546,488
Ford Motor Credit Co. LLC	5.125%		6/16/2025		5,000,000	4,999,850
Ford Motor Credit Co. LLC	6.054%		11/5/2031		3,828,000	3,731,258
Ford Motor Credit Co. LLC	6.125%		3/8/2034		6,237,000	5,928,995
Ford Motor Credit Co. LLC	6.80%		5/12/2028		2,802,000	2,861,653
Ford Motor Credit Co. LLC	7.20%		6/10/2030		3,211,000	3,334,612
Ford Motor Credit Co. LLC	7.35%		11/4/2027		9,610,000	9,894,332
JB Poindexter & Co., Inc.†	8.75%		12/15/2031		3,141,000	3,117,708
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028		5,517,000	5,607,046
Toyota Motor Credit Corp.	4.55%		9/20/2027		3,088,000	3,102,738
Total						51,972,549

Auto Parts & Equipment 0.29%
Goodyear Tire & Rubber Co.	5.00%		7/15/2029		7,993,000	7,662,975
ZF North America Capital, Inc.†	6.75%		4/23/2030		3,719,000	3,535,598
Total						11,198,573

Banks 8.11%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		3,200,000	2,778,506
AIB Group PLC (Ireland)†(d)	5.871% (SOFR + 1.91%	)#	3/28/2035		5,119,000	5,198,538
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029		7,537,000	6,998,270
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028		10,683,000	10,455,929
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029		9,764,000	9,590,845
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030		1,601,000	1,604,151
BankUnited, Inc.	5.125%		6/11/2030		1,300,000	1,277,090
Barclays PLC (United Kingdom)(d)(e)	6.125% (5 yr. CMT + 5.87%	)#	–	(f)	9,262,000	9,253,429
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%	)#	9/13/2027		10,000,000	10,212,217
BNP Paribas SA (France)†(d)	2.219% (SOFR + 2.07%	)#	6/9/2026		5,000,000	4,997,463
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028		6,780,000	6,918,751

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	$4,150,000	$4,097,117
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	3,263,000	3,170,448
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034	7,733,000	7,926,580
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035	13,785,000	14,622,137
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	5,657,000	5,616,651
Danske Bank AS (Denmark)†(d)	4.375%		6/12/2028	12,096,000	12,008,738
Danske Bank AS (Denmark)†(d)	6.259% (1 yr. CMT + 1.18%	)#	9/22/2026	7,308,000	7,336,056
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040	8,031,000	7,766,146
Freedom Mortgage Corp.†	12.25%		10/1/2030	5,640,000	6,238,494
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	6,830,000	5,879,176
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%	)#	10/23/2035	5,686,000	5,505,069
Intesa Sanpaolo SpA (Italy)†(d)	6.625%		6/20/2033	5,678,000	6,049,835
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	7,000,000	6,194,299
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	12,412,000	12,049,187
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035	6,043,000	6,343,732
Macquarie Group Ltd. (Australia)†(d)	2.691% (SOFR + 1.44%	)#	6/23/2032	980,000	855,329
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	5,143,000	5,125,299
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	6,000,000	5,111,809
Morgan Stanley	4.00%		7/23/2025	3,795,000	3,790,639
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	12,802,000	12,698,625
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	2,359,000	2,315,303
NatWest Group PLC (United Kingdom)(d)	3.032% (5 yr. CMT + 2.35%	)#	11/28/2035	4,299,000	3,812,092
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%	)#	10/21/2032	7,875,000	7,779,482

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Toronto-Dominion Bank (Canada)(d)(e)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084		$6,304,000	$6,456,059
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034		8,111,000	8,312,193
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034		7,177,000	6,962,958
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035		5,000,000	5,095,383
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027		8,000,000	7,698,818
UBS Group AG (Switzerland)†(d)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033		4,312,000	3,701,956
UBS Group AG (Switzerland)†(d)	5.58% (SOFR + 1.76%	)#	5/9/2036		9,812,000	9,822,406
UBS Group AG (Switzerland)†(d)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027		6,945,000	6,982,138
UBS Group AG (Switzerland)†(d)	6.442% (SOFR + 3.70%	)#	8/11/2028		5,490,000	5,685,384
UBS Group AG (Switzerland)†(d)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(f)	3,334,000	3,309,102
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028		5,300,000	5,073,422
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		11,838,000	10,621,699
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029		2,255,000	2,313,753
Wells Fargo & Co.	6.491% (SOFR + 2.06%	)#	10/23/2034		5,000,000	5,364,447
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		5,037,000	4,662,952
Total						313,640,102

Beverages 0.31%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		8,000,000	7,801,201
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034		3,932,000	4,007,557
Total						11,808,758

Biotechnology 0.43%
Amgen, Inc.	5.15%		3/2/2028		5,199,000	5,295,171
Baxalta, Inc.	4.00%		6/23/2025		311,000	310,835
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		3,731,000	2,142,338

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Biotechnology (continued)
Royalty Pharma PLC	3.35%	9/2/2051	$5,882,000	$3,654,431
Royalty Pharma PLC	5.40%	9/2/2034	5,402,000	5,381,477
Total				16,784,252

Building Materials 0.16%
AmeriTex HoldCo Intermediate LLC†(e)	10.25%	10/15/2028	3,775,000	4,010,122
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	2,145,000	2,196,911
Total				6,207,033

Chemicals 0.29%
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	1,966,000	1,941,736
OCP SA (Malaysia)(d)	6.75%	5/2/2034	5,680,000	5,744,298
Rain Carbon, Inc.†(e)	12.25%	9/1/2029	3,252,000	3,392,317
Total				11,078,351

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	4,375,000	4,025,164

Commercial Services 0.99%
Allied Universal Holdco LLC†	7.875%	2/15/2031	2,595,000	2,691,116
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(e)	6.00%	6/1/2029	4,664,000	4,419,050
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,009,000	3,127,509
GXO Logistics, Inc.	6.50%	5/6/2034	7,517,000	7,690,302
Herc Holdings Escrow, Inc.†(b)	7.25%	6/15/2033	3,439,000	3,541,833
JSW Infrastructure Ltd. (India)(d)	4.95%	1/21/2029	5,253,000	5,075,047
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	4,121,000	4,123,737
Rollins, Inc.†	5.25%	2/24/2035	7,618,000	7,561,677
Total				38,230,271

Computers 0.44%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	5,113,000	4,900,118
CACI International, Inc.†(b)	6.375%	6/15/2033	3,359,000	3,428,498
Gartner, Inc.†	4.50%	7/1/2028	6,511,000	6,437,820
International Business Machines Corp.	6.50%	1/15/2028	2,094,000	2,203,641
Total				16,970,077

Cosmetics/Personal Care 0.14%
Opal Bidco SAS (France)†(d)	6.50%	3/31/2032	5,376,000	5,375,114

Diversified Financial Services 3.51%
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	2,283,000	2,371,592

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Aircastle Ltd.†	2.85%		1/26/2028	$5,300,000	$5,010,007
Aircastle Ltd.†	6.50%		7/18/2028	12,208,000	12,655,181
American Express Co.	5.667% (SOFR + 1.79%	)#	4/25/2036	5,587,000	5,706,874
Aretec Group, Inc.†	10.00%		8/15/2030	4,051,000	4,419,309
Aviation Capital Group LLC†	6.375%		7/15/2030	4,500,000	4,731,328
Aviation Capital Group LLC†	6.75%		10/25/2028	5,000,000	5,283,729
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026	2,195,000	2,145,864
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.528%		11/18/2027	1,814,000	1,710,553
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	5,736,000	5,695,753
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.375%		5/30/2030	5,659,000	5,679,287
Cboe Global Markets, Inc.	3.65%		1/12/2027	5,304,000	5,236,676
GGAM Finance Ltd. (Ireland)†(d)	8.00%		2/15/2027	4,668,000	4,807,111
Jane Street Group/JSG Finance, Inc.†	6.125%		11/1/2032	5,785,000	5,798,653
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	4,819,000	4,945,292
LPL Holdings, Inc.†	4.00%		3/15/2029	12,000,000	11,546,097
LPL Holdings, Inc.†	4.625%		11/15/2027	5,486,000	5,443,753
LPL Holdings, Inc.	5.75%		6/15/2035	4,458,000	4,429,615
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	2,370,000	2,336,107
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031	3,752,000	3,902,331
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	8.125%		3/30/2029	4,355,000	4,560,499
Muthoot Finance Ltd. (India)(d)	6.375%		4/23/2029	5,800,000	5,712,135
Navient Corp.	11.50%		3/15/2031	4,287,000	4,860,322
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,776,809
Nuveen LLC†	5.85%		4/15/2034	2,890,000	2,950,941
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,205,000	3,277,789
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%		3/1/2029	6,146,000	5,737,949
Total					135,731,556

Electric 5.01%
AEP Transmission Co. LLC	5.375%		6/15/2035	2,747,000	2,760,946
Alpha Generation LLC†	6.75%		10/15/2032	3,081,000	3,143,871
American Transmission Systems, Inc.†	2.65%		1/15/2032	6,934,000	6,015,920
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	3,044,102

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028	$8,780,000	$8,649,445
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	5,004,000	5,045,188
Chile Electricity Lux MPC II SARL (Luxembourg)†(d)	5.58%		10/20/2035	7,118,191	7,081,841
Constellation Energy Generation LLC	5.60%		6/15/2042	4,000,000	3,839,512
Constellation Energy Generation LLC	5.80%		3/1/2033	5,500,000	5,725,699
Dominion Energy South Carolina, Inc.	5.30%		1/15/2035	2,648,000	2,657,498
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	2,698,000	2,796,378
DTE Electric Co.	5.85%		5/15/2055	1,115,000	1,113,004
Emera, Inc. (Canada)(d)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	11,476,000	11,561,060
Enel Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	3,011,000	3,049,299
Entergy Corp.	0.90%		9/15/2025	4,675,000	4,624,418
Entergy Louisiana LLC	5.70%		3/15/2054	7,147,000	6,828,030
Entergy Mississippi LLC	5.80%		4/15/2055	4,467,000	4,323,783
Entergy Texas, Inc.	5.25%		4/15/2035	3,075,000	3,069,319
Evergy Kansas Central, Inc.	5.25%		3/15/2035	7,710,000	7,675,547
Evergy Missouri West, Inc.†	5.65%		6/1/2034	6,000,000	6,062,367
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(d)	7.25%		1/31/2041	4,275,277	4,226,111
FirstEnergy Transmission LLC	5.00%		1/15/2035	1,903,000	1,856,314
Florida Power & Light Co.	5.80%		3/15/2065	2,315,000	2,278,946
Indianapolis Power & Light Co.†	5.70%		4/1/2054	3,000,000	2,859,932
Interstate Power & Light Co.	4.95%		9/30/2034	1,995,000	1,928,001
Interstate Power & Light Co.	5.60%		6/29/2035	5,850,000	5,886,834
IPALCO Enterprises, Inc.	4.25%		5/1/2030	10,730,000	10,182,001
IPALCO Enterprises, Inc.	5.75%		4/1/2034	2,607,000	2,574,142
Lightning Power LLC†	7.25%		8/15/2032	4,961,000	5,204,490
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030	3,984,891	3,887,224
NRG Energy, Inc.†	4.45%		6/15/2029	6,500,000	6,327,792
NRG Energy, Inc.†	6.00%		2/1/2033	4,037,000	4,003,318
Oglethorpe Power Corp.	5.90%		2/1/2055	3,713,000	3,581,173
Oglethorpe Power Corp.	5.95%		11/1/2039	2,419,000	2,437,965
Oncor Electric Delivery Co. LLC†	5.35%		4/1/2035	4,651,000	4,661,226
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	3,905,000	4,050,046
Palomino Funding Trust I†	7.233%		5/17/2028	3,939,000	4,144,870
PSEG Power LLC†	5.75%		5/15/2035	3,105,000	3,128,717
Public Service Electric & Gas Co.	4.85%		8/1/2034	4,544,000	4,474,631
Talen Energy Supply LLC†	8.625%		6/1/2030	2,524,000	2,697,088

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Union Electric Co.	5.25%	4/15/2035	$3,945,000	$3,955,941
Vistra Operations Co. LLC†	5.70%	12/30/2034	7,041,000	7,018,550
Vistra Operations Co. LLC†	7.75%	10/15/2031	2,965,000	3,145,755
Total				193,578,294

Electronics 0.15%
Vontier Corp.	2.95%	4/1/2031	6,532,000	5,756,709

Energy-Alternate Sources 0.27%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(d)	5.625%	11/8/2028	5,654,000	5,286,886
Greenko Dutch BV (Netherlands)†(d)	3.85%	3/29/2026	2,667,280	2,612,694
Greenko Dutch BV (Netherlands)(d)	3.85%	3/29/2026	2,546,720	2,494,601
Total				10,394,181

Engineering & Construction 0.46%
Fluor Corp.	4.25%	9/15/2028	1,015,000	990,158
IRB Infrastructure Developers Ltd. (India)†(d)	7.11%	3/11/2032	3,150,000	3,125,670
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	6,000,000	6,158,952
MasTec, Inc.†	4.50%	8/15/2028	7,670,000	7,532,549
Total				17,807,329

Entertainment 0.18%
Warnermedia Holdings, Inc.	4.054%	3/15/2029	1,888,000	1,758,482
Warnermedia Holdings, Inc.	4.279%	3/15/2032	6,039,000	5,126,589
Total				6,885,071

Equity Real Estate 0.12%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,945,000	4,549,839

Food 0.83%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033	2,162,000	2,197,126
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	3.625%	1/15/2032	8,091,000	7,278,672
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	5.75%	4/1/2033	6,400,000	6,486,816
Mars, Inc.†	5.00%	3/1/2032	5,296,000	5,316,230
Mars, Inc.†	5.20%	3/1/2035	7,566,000	7,540,472
Mars, Inc.†	5.70%	5/1/2055	3,534,000	3,430,913
Total				32,250,229

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Forest Products & Paper 0.03%
Mercer International, Inc. (Canada)(d)	5.125%	2/1/2029	$1,606,000	$1,278,271

Gas 0.69%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,880,988
East Ohio Gas Co.†	1.30%	6/15/2025	2,649,000	2,645,499
National Fuel Gas Co.	3.95%	9/15/2027	3,036,000	2,980,876
National Fuel Gas Co.	5.95%	3/15/2035	6,693,000	6,712,307
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	6,400,000	6,321,734
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	2,008,679
Spire Missouri, Inc.	5.15%	8/15/2034	2,030,000	2,028,150
Total				26,578,233

Hand/Machine Tools 0.30%
Regal Rexnord Corp.	6.05%	2/15/2026	7,500,000	7,540,478
Regal Rexnord Corp.	6.30%	2/15/2030	4,000,000	4,149,233
Total				11,689,711

Health Care-Products 0.57%
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	5,702,000	5,809,276
Solventum Corp.	5.45%	3/13/2031	10,624,000	10,880,103
Solventum Corp.	5.60%	3/23/2034	5,218,000	5,264,781
Total				21,954,160

Health Care-Services 1.48%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,310,305
Centene Corp.	3.375%	2/15/2030	6,194,000	5,649,143
Centene Corp.	4.25%	12/15/2027	4,912,000	4,800,504
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	5,329,000	4,586,650
HCA, Inc.	5.45%	9/15/2034	1,688,000	1,671,768
HCA, Inc.	5.60%	4/1/2034	8,955,000	9,007,853
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	2,136,000	2,259,935
Molina Healthcare, Inc.†	3.875%	11/15/2030	3,637,000	3,327,708
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029	3,036,000	3,089,552
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,202,000	4,137,511
UnitedHealth Group, Inc.	4.50%	4/15/2033	2,688,000	2,564,646
UnitedHealth Group, Inc.	5.35%	2/15/2033	4,628,000	4,671,898
Universal Health Services, Inc.	5.05%	10/15/2034	5,596,000	5,256,286
Total				57,333,759

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Home Builders 0.26%
Landsea Homes Corp.†	8.875%	4/1/2029	$4,088,000	$4,268,739
LGI Homes, Inc.†	4.00%	7/15/2029	6,485,000	5,749,303
Total				10,018,042

Insurance 2.39%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	5,549,000	5,630,176
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%	2/15/2032	2,524,000	2,610,230
Arthur J Gallagher & Co.	5.00%	2/15/2032	5,585,000	5,601,321
Assurant, Inc.	2.65%	1/15/2032	3,057,000	2,559,942
Athene Global Funding†	5.62%	5/8/2026	6,877,000	6,938,104
Brighthouse Financial Global Funding†	5.65%	6/10/2029	4,147,000	4,228,936
Brown & Brown, Inc.	2.375%	3/15/2031	4,503,000	3,907,208
CNO Global Funding†	5.875%	6/4/2027	6,163,000	6,305,153
F&G Global Funding†	5.15%	7/7/2025	3,435,000	3,435,087
GA Global Funding Trust†	4.40%	9/23/2027	7,000,000	6,940,392
GA Global Funding Trust†	5.50%	4/1/2032	7,948,000	7,977,301
Global Atlantic Fin Co.†	7.95%	6/15/2033	3,411,000	3,805,873
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	7.25%	2/15/2031	3,186,000	3,273,223
HUB International Ltd.†	7.375%	1/31/2032	1,293,000	1,350,182
Jackson National Life Global Funding†	5.35%	1/13/2030	6,915,000	7,057,883
Jackson National Life Global Funding†	5.50%	1/9/2026	5,281,000	5,305,518
New York Life Global Funding†	4.55%	1/28/2033	2,760,000	2,672,334
Principal Life Global Funding II†	5.10%	1/25/2029	4,373,000	4,446,597
Protective Life Corp.	8.45%	10/15/2039	393,000	475,610
RenaissanceRe Holdings Ltd.	5.80%	4/1/2035	3,822,000	3,853,178
Sammons Financial Group Global Funding†	5.10%	12/10/2029	3,992,000	4,043,288
Total				92,417,536

Internet 0.76%
GrubHub Holdings, Inc.†(e)	5.50%	7/1/2027	3,952,000	3,650,677
Prosus NV (Netherlands)(d)	4.027%	8/3/2050	5,490,000	3,533,633
Rakuten Group, Inc. (Japan)†(d)	9.75%	4/15/2029	1,881,000	2,017,637
Uber Technologies, Inc.†	4.50%	8/15/2029	16,776,000	16,535,315
Weibo Corp. (China)(d)	3.375%	7/8/2030	4,100,000	3,803,070
Total				29,540,332

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Investment Companies 0.51%
Blackstone Private Credit Fund	2.625%	12/15/2026	$5,000,000	$4,819,134
Blue Owl Capital Corp.	2.625%	1/15/2027	10,178,000	9,734,365
Blue Owl Technology Finance Corp.†	4.75%	12/15/2025	4,978,000	4,957,717
Total				19,511,216

Iron-Steel 0.05%
ATI, Inc.	7.25%	8/15/2030	2,008,000	2,104,320

Leisure Time 0.30%
Carnival Corp.†	6.00%	5/1/2029	3,140,000	3,150,239
Carnival Corp.†	6.125%	2/15/2033	5,879,000	5,897,192
NCL Corp. Ltd.†	5.875%	2/15/2027	2,386,000	2,388,049
Total				11,435,480

Machinery-Diversified 0.30%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	4,886,000	4,999,644
nVent Finance SARL (Luxembourg)(d)	4.55%	4/15/2028	6,722,000	6,689,483
Total				11,689,127

Media 1.05%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	12,097,000	11,555,588
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	6,902,000	6,798,667
Discovery Communications LLC	3.95%	3/20/2028	6,346,000	6,060,801
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	3,064,480
Sinclair Television Group, Inc.†	8.125%	2/15/2033	5,695,000	5,702,802
Univision Communications, Inc.†	8.50%	7/31/2031	4,151,000	3,988,871
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	4,050,000	3,503,582
Total				40,674,791

Mining 1.78%
Anglo American Capital PLC (United Kingdom)†(d)	3.875%	3/16/2029	3,573,000	3,448,343
Anglo American Capital PLC (United Kingdom)†(d)	5.50%	5/2/2033	1,217,000	1,215,329
Anglo American Capital PLC (United Kingdom)†(d)	5.75%	4/5/2034	2,824,000	2,849,385
Antofagasta PLC (Chile)†(d)	6.25%	5/2/2034	5,542,000	5,647,381
Aris Mining Corp. (Canada)†(d)	8.00%	10/31/2029	5,247,000	5,331,381
Capstone Copper Corp. (Canada)†(d)	6.75%	3/31/2033	5,825,000	5,828,882
First Quantum Minerals Ltd. (Canada)†(d)	8.00%	3/1/2033	2,089,000	2,075,619
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	3,388,000	3,113,011
Glencore Funding LLC†	5.634%	4/4/2034	3,007,000	3,025,502

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
Glencore Funding LLC†	6.375%	10/6/2030	$3,000,000	$3,183,199
Hecla Mining Co.	7.25%	2/15/2028	3,271,000	3,307,769
Ivanhoe Mines Ltd. (Canada)†(d)	7.875%	1/23/2030	5,068,000	4,938,650
Minera Mexico SA de CV (Mexico)†(d)	5.625%	2/12/2032	8,237,000	8,167,397
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(d)	6.95%	10/17/2031	5,358,000	5,333,778
Novelis Corp.†	6.875%	1/30/2030	5,191,000	5,356,380
Vedanta Resources Finance II PLC (United Kingdom)†(d)	9.475%	7/24/2030	3,400,000	3,226,275
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(d)	5.854%	5/13/2032	2,819,000	2,818,687
Total				68,866,968

Miscellaneous Manufacturing 0.19%
Axon Enterprise, Inc.†	6.25%	3/15/2033	3,813,000	3,878,118
LSB Industries, Inc.†	6.25%	10/15/2028	3,510,000	3,477,836
Total				7,355,954

Oil & Gas 2.66%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	3,849,000	3,947,088
Antero Resources Corp.†	5.375%	3/1/2030	6,584,000	6,482,863
Continental Resources, Inc.†	5.75%	1/15/2031	9,587,000	9,548,405
Coterra Energy, Inc.	4.375%	3/15/2029	3,000,000	2,954,037
Coterra Energy, Inc.	5.60%	3/15/2034	65,000	64,496
Crescent Energy Finance LLC†	7.375%	1/15/2033	4,942,000	4,590,731
Devon Energy Corp.(e)	5.20%	9/15/2034	4,318,000	4,090,563
Ecopetrol SA (Colombia)(d)	8.375%	1/19/2036	4,465,000	4,252,665
EQT Corp.†	4.75%	1/15/2031	3,634,000	3,516,939
EQT Corp.	7.00%	2/1/2030	2,652,000	2,839,932
EQT Corp.†	7.50%	6/1/2030	2,061,000	2,238,353
Expand Energy Corp.	5.375%	3/15/2030	3,282,000	3,266,728
Expand Energy Corp.†	6.75%	4/15/2029	8,980,000	9,091,056
HF Sinclair Corp.	5.00%	2/1/2028	5,000,000	4,977,012
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	5,349,000	5,291,712
Long Ridge Energy LLC†	8.75%	2/15/2032	2,807,000	2,831,171
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	5,374,000	5,326,374
Matador Resources Co.†	6.25%	4/15/2033	5,697,000	5,501,804
Occidental Petroleum Corp.	5.55%	10/1/2034	22,000	20,813
Occidental Petroleum Corp.	6.625%	9/1/2030	3,168,000	3,301,180

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	6.50%		2/1/2038		$1,560,000	$1,524,171
SM Energy Co.†	6.75%		8/1/2029		5,802,000	5,689,581
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%		8/15/2030		4,320,000	3,788,587
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		4,077,000	3,853,646
Vermilion Energy, Inc. (Canada)†(d)	6.875%		5/1/2030		4,100,000	3,735,548
Total						102,725,455

Oil & Gas Services 0.16%
Aris Water Holdings LLC†	7.25%		4/1/2030		6,218,000	6,256,073

Packaging & Containers 0.26%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032		7,353,000	7,436,296
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027		2,500,000	2,464,825
Total						9,901,121

Pharmaceuticals 0.75%
Bayer Corp.†	6.65%		2/15/2028		1,527,000	1,592,150
Bayer U.S. Finance II LLC†	4.25%		12/15/2025		4,694,000	4,677,149
Bayer U.S. Finance LLC†	6.25%		1/21/2029		4,800,000	4,991,692
Bayer U.S. Finance LLC†	6.375%		11/21/2030		10,069,000	10,600,970
Bayer U.S. Finance LLC†	6.50%		11/21/2033		5,000,000	5,208,695
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%		10/1/2026		2,030,000	1,986,332
Total						29,056,988

Pipelines 1.64%
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		3,707,000	3,638,608
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		2,905,000	2,926,866
DT Midstream, Inc.†	4.125%		6/15/2029		9,336,000	8,898,380
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		5,244,000	4,840,682
Enbridge, Inc. (Canada)(d)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084		8,937,000	9,720,051
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(f)	9,119,000	9,118,822
Galaxy Pipeline Assets Bidco Ltd. (Jersey)(d)	2.16%		3/31/2034		181	159
NGPL PipeCo LLC†	3.25%		7/15/2031		5,100,000	4,464,436
NGPL PipeCo LLC†	4.875%		8/15/2027		3,500,000	3,467,784
Plains All American Pipeline LP(e)	8.698% (3 mo. USD Term SOFR + 4.37%	)#	–	(f)	2,688,000	2,676,432

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Rockies Express Pipeline LLC†	6.75%	3/15/2033	$3,629,000	$3,742,214
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	5,047,000	5,087,270
Venture Global LNG, Inc.†	8.375%	6/1/2031	4,908,000	4,985,998
Total				63,567,702

REITS 2.54%
American Tower Corp.	3.80%	8/15/2029	3,078,000	2,971,720
American Tower Corp.	5.55%	7/15/2033	3,000,000	3,054,623
Brandywine Operating Partnership LP	8.875%	4/12/2029	5,423,000	5,780,121
Crown Castle, Inc.	2.10%	4/1/2031	5,000,000	4,225,890
Crown Castle, Inc.	3.30%	7/1/2030	8,500,000	7,863,136
EPR Properties	4.95%	4/15/2028	1,994,000	1,979,312
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	5,500,000	5,604,610
Goodman U.S. Finance Six LLC†	5.125%	10/7/2034	4,965,000	4,871,552
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	10,000,000	9,741,221
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	6,781,000	6,987,820
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	4,925,000	4,664,337
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	4,000,000	4,150,700
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	5,642,000	5,374,789
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	932,000	939,338
Prologis Targeted U.S. Logistics Fund LP†	5.25%	1/15/2035	2,685,000	2,652,802
Starwood Property Trust, Inc.†	6.50%	10/15/2030	7,630,000	7,740,635
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	11,500,000	11,294,433
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	3,831,000	3,718,489
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	4,490,000	4,535,358
Total				98,150,886

Retail 0.71%
Alimentation Couche-Tard, Inc. (Canada)†(d)	5.267%	2/12/2034	3,559,000	3,490,543
Arcos Dorados BV (Netherlands)†(d)	6.375%	1/29/2032	7,340,000	7,500,012
Arko Corp.†	5.125%	11/15/2029	3,385,000	2,827,546
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	7,002,000	4,805,689
QXO Building Products, Inc.†	6.75%	4/30/2032	7,494,000	7,702,707
Walgreens Boots Alliance, Inc.(e)	8.125%	8/15/2029	1,233,000	1,292,831
Total				27,619,328

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Semiconductors 1.35%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%		1/15/2027	$3,804,000	$3,773,592
Broadcom, Inc.†	4.15%		4/15/2032	7,909,000	7,532,713
Broadcom, Inc.	4.30%		11/15/2032	6,661,000	6,364,654
Broadcom, Inc.	4.80%		10/15/2034	1,824,000	1,776,645
Broadcom, Inc.	5.15%		11/15/2031	6,190,000	6,304,041
Foundry JV Holdco LLC†	5.50%		1/25/2031	5,744,000	5,822,392
Foundry JV Holdco LLC†	5.875%		1/25/2034	4,920,000	4,936,337
Foundry JV Holdco LLC†	5.90%		1/25/2033	7,790,000	7,957,197
Intel Corp.	4.875%		2/10/2028	7,500,000	7,562,846
Total					52,030,417

Software 1.33%
AppLovin Corp.	5.375%		12/1/2031	6,301,000	6,361,793
Atlassian Corp. (Australia)(d)	5.50%		5/15/2034	5,256,000	5,304,814
Cloud Software Group, Inc.†	6.50%		3/31/2029	3,243,000	3,242,059
Fair Isaac Corp.†	6.00%		5/15/2033	6,252,000	6,255,827
MSCI, Inc.†	3.625%		11/1/2031	5,500,000	4,996,292
Oracle Corp.	2.875%		3/25/2031	3,491,000	3,148,426
Paychex, Inc.	5.35%		4/15/2032	10,917,000	11,083,689
Synopsys, Inc.	5.00%		4/1/2032	7,790,000	7,806,622
Workday, Inc.	3.80%		4/1/2032	3,500,000	3,247,848
Total					51,447,370

Telecommunications 0.30%
Altice France SA (France)†(d)	8.125%		2/1/2027	1,525,000	1,400,910
Sprint Capital Corp.	6.875%		11/15/2028	4,500,000	4,815,021
Sprint Capital Corp.	8.75%		3/15/2032	4,500,000	5,392,301
Total					11,608,232

Transportation 0.12%
Rand Parent LLC†(e)	8.50%		2/15/2030	3,123,000	3,080,043
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	1,472,000	1,515,959
Total					4,596,002
Total Corporate Bonds (cost $1,884,718,051)					1,890,215,787

FLOATING RATE LOANS(g) 1.70%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.52% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	2,536,467	2,513,956

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services 0.10%
Trans Union LLC 2024 Term Loan B8	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	$1,169,110	$1,170,303
Trans Union LLC 2024 Term Loan B9	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	2,700,518	2,702,205
Total					3,872,508

Diversified Financial Services 0.56%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.073% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	16,469,722	16,490,310
Citadel Securities LP 2024 First Lien Term Loan	6.327% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	3,494,243	3,510,403
Hudson River Trading LLC 2024 Term Loan B	7.333% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	1,831,566	1,839,323
Total					21,840,036

Electric 0.49%
Calpine Corp. 2024 Term Loan B10	6.077% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	3,226,000	3,226,000
NRG Energy, Inc. 2024 Term Loan	6.03% - 6.08% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	5,494,412	5,506,171
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.077% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	10,311,990	10,338,130
Total					19,070,301

Entertainment 0.26%
Flutter Financing BV 2024 Term Loan B(d)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	9,985,486	9,971,456

Financial 0.04%
Jump Financial LLC 2025 Term Loan B	8.549% (3 mo. USD Term SOFR + 4.25%	)	2/26/2032	1,425,000	1,432,125

Household Products 0.08%
Reynolds Consumer Products LLC 2025 Term Loan B	6.077% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032	3,158,095	3,178,481

Insurance 0.10%
Asurion LLC 2021 Term Loan B9	–	(c)	7/31/2027	3,860,000	3,842,842
Total Floating Rate Loans (cost $65,817,336)					65,721,705

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(d) 0.80%

Colombia 0.10%
Colombia Government International Bonds	7.75%		11/7/2036	$3,936,000	$3,823,824

Hungary 0.19%
Hungary Government International Bonds	5.50%		6/16/2034	7,500,000	7,269,484

Mexico 0.20%
Mexico Government International Bonds	6.00%		5/13/2030	3,590,000	3,693,751
Mexico Government International Bonds	6.35%		2/9/2035	3,900,000	3,901,521
Total					7,595,272

Senegal 0.08%
Senegal Government International Bonds†	6.25%		5/23/2033	4,460,000	3,217,890

South Africa 0.14%
Republic of South Africa Government International Bonds†	7.10%		11/19/2036	5,544,000	5,378,717

Sri Lanka 0.09%
Sri Lanka Government International Bonds†	3.60%	(h)	5/15/2036	4,364,000	3,414,830
Total Foreign Government Obligations (cost $31,569,130)					30,700,017

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.12%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	22,170,000	19,399,298
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	8,410,000	7,602,226
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148 Class A2	3.50%	#(i)	7/25/2032	7,500,000	7,025,416
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(i)	8/25/2032	3,021,000	2,757,078
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(i)	5/25/2033	6,522,319	6,305,912
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	3,087	2,718
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $43,181,292)					43,092,648

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.79%
Federal Home Loan Mortgage Corp.	2.50%	6/1/2051 - 11/1/2051	$7,495,352	$6,127,944
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046	694,062	632,807
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	4,023,627	3,939,171
Federal Home Loan Mortgage Corp.	5.50%	7/1/2054 - 11/1/2054	32,514,113	32,708,275
Federal Home Loan Mortgage Corp.	6.00%	7/1/2039 - 2/1/2055	45,689,803	47,013,066
Federal Home Loan Mortgage Corp.	6.50%	11/1/2053	10,964,848	11,318,992
Federal National Mortgage Association	2.50%	1/1/2051 - 5/1/2052	5,564,678	4,598,606
Federal National Mortgage Association	3.00%	12/1/2048 - 1/1/2052	1,249,568	1,085,320
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	14,053,169	12,612,058
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	2,820,296	2,615,538
Federal National Mortgage Association	5.00%	7/1/2052 - 10/1/2052	5,440,761	5,310,591
Federal National Mortgage Association	5.50%	3/1/2054 - 10/1/2054	37,891,174	37,930,304
Federal National Mortgage Association	6.00%	2/1/2039 - 1/1/2055	10,687,967	10,968,079
Government National Mortgage Association(j)	2.00%	TBA	23,670,000	19,019,798
Government National Mortgage Association(j)	2.50%	TBA	11,221,000	9,402,267
Government National Mortgage Association(j)	3.00%	TBA	30,495,000	26,566,670
Government National Mortgage Association(j)	4.50%	TBA	12,857,000	12,132,018
Government National Mortgage Association(j)	5.00%	TBA	47,998,000	46,563,169
Government National Mortgage Association(j)	5.50%	TBA	63,394,000	62,940,902
Government National Mortgage Association(j)	6.00%	TBA	27,870,000	28,117,441
Uniform Mortgage-Backed Security(j)	2.00%	TBA	42,855,000	37,761,376
Uniform Mortgage-Backed Security(j)	2.50%	TBA	69,729,000	59,463,620
Uniform Mortgage-Backed Security(j)	3.00%	TBA	3,356,000	2,912,784
Uniform Mortgage-Backed Security(j)	3.50%	TBA	15,392,000	13,645,110
Uniform Mortgage-Backed Security(j)	4.00%	TBA	26,436,000	24,219,189
Uniform Mortgage-Backed Security(j)	4.50%	TBA	1,943,000	1,832,806
Uniform Mortgage-Backed Security(j)	5.00%	TBA	228,104,000	224,378,108
Uniform Mortgage-Backed Security(j)	5.50%	TBA	191,457,000	191,619,450
Uniform Mortgage-Backed Security(j)	6.00%	TBA	53,983,000	54,900,217

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(j)	6.50%		TBA	$24,765,000	$25,431,725
Uniform Mortgage-Backed Security(j)	7.00%		TBA	17,079,000	17,810,242
Total Government Sponsored Enterprises Pass-Throughs (cost $1,035,662,318)					1,035,577,643

MUNICIPAL BONDS 0.04%

Natural Gas 0.04%
Texas Natural Gas Securitization Finance Corp. A1 (cost $1,490,831)	5.102%		4/1/2035	1,490,831	1,517,190

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.88%
ALA Trust Series 2025-OANA Class A†(b)	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2030	6,340,000	6,377,729
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(i)	10/25/2051	5,313,917	4,257,409
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	10,550,000	10,987,603
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	3,740,000	3,869,493
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,090,000	4,235,130
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(i)	5/15/2056	7,600,000	7,982,158
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,471,000	5,577,418
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	5,640,000	5,850,310
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(i)	12/15/2057	5,910,000	6,091,742
BSTN Commercial Mortgage Trust Series 2025-1C Class A†	5.548%	#(i)	6/15/2044	3,300,000	3,327,146
BX Trust Series 2024-VLT4 Class A†	5.82% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	4,890,000	4,886,150
BX Trust Series 2025-ROIC Class B†	5.722% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	6,640,000	6,584,689
BX Trust Series 2025-TAIL C†(b)	6.20% (1 mo. USD Term SOFR + 1.90%	)#	6/15/2035	7,550,000	7,565,587
CF Trust Series 2019-BOSS Class A1†(k)	7.695% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	98,022	1,235	(a)
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(i)	12/25/2064	2,238,861	1,985,536
CIM Trust Series 2021-J1 Class A1†	2.50%	#(i)	3/25/2051	4,803,020	3,847,968
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	93,542
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(i)	11/27/2051	2,178,656	1,816,047

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(i)	7/10/2048	$6,309,000	$6,296,155
CONE Trust Series 2024-DFW1 Class B†	6.62% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	2,240,000	2,250,058
EFMT Series 2025-INV2 Class A1†	5.387%	(h)	5/26/2070	8,650,000	8,653,764
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.822% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	10,967,000	11,184,068
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.422% (30 day USD SOFR Average + 2.10%	)#	3/25/2042	752,124	756,926
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.572% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	9,411,000	10,020,617
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.172% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	3,745,051	3,790,110
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.622% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	2,863,499	2,917,528
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1B†	7.571% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	2,450,000	2,570,810
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	9.822% (30 day USD SOFR Average + 5.50%	)#	5/25/2043	3,000,000	3,323,462
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	4,116,250	4,130,776
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class M1†	5.472% (30 day USD SOFR Average + 1.15%	)#	2/25/2045	4,891,274	4,889,916
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1M1†	5.471% (30 day USD SOFR Average + 1.15%	)#	2/25/2045	8,099,910	8,097,928
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R03 Class 2A1†	5.772% (30 day USD SOFR Average + 1.45%	)#	3/25/2045	1,544,290	1,552,936

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	8.537% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	$1,570,583	$1,615,731
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1†	7.072% (30 day USD SOFR Average + 2.75%	)#	5/25/2042	2,101,229	2,146,646
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.872% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	3,513,258	3,592,999
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.721% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	1,543,132	1,578,190
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.071% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	5,902,000	6,234,528
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.622% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	1,617,728	1,655,348
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.222% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	4,100,000	4,361,122
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.621% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	3,895,958	3,976,978
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.472% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	3,684,948	3,693,557
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(i)	11/25/2051	2,659,393	2,133,144
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(i)	6/1/2051	9,242,422	7,425,035
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(i)	8/25/2051	6,051,138	4,853,719
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.198%	#(i)	8/10/2041	4,520,000	4,516,944

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(i)	7/25/2051	$1,841,353	$1,476,980
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(i)	1/25/2053	6,212,349	5,186,294
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.34%	#(i)	1/13/2040	6,275,000	6,438,078
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(i)	6/10/2027	100,000	900
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(i)	12/25/2051	3,436,946	2,752,543
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(i)	6/25/2052	5,423,877	4,541,586
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(i)	8/25/2051	5,295,657	4,237,955
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(i)	4/25/2052	12,270,352	10,274,665
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(i)	5/25/2052	3,125,976	2,627,240
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(i)	7/25/2052	1,637,980	1,362,253
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(i)	8/25/2052	3,638,707	3,044,354
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(i)	10/25/2052	2,481,149	2,061,940
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(i)	10/25/2052	2,241,038	1,859,769
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(i)	3/25/2052	3,588,892	3,005,094
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(i)	9/25/2065	9,179,306	9,193,247
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.219% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	2,670,000	2,677,957
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.731%	#(i)	11/25/2060	2,550,000	1,689,563
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,820,000	6,011,920
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	7.072% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	4,351,255	4,392,198
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.847%	#(i)	11/25/2059	3,850,000	2,895,550
Oceanview Mortgage Trust Series 2021-3 Class A2†	2.50%	#(i)	7/25/2051	3,213,680	2,577,586
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(i)	1/26/2060	2,797	2,769
RIDE Series 2025-SHRE Class A†	5.438%	#(i)	2/14/2047	8,710,000	8,801,767

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	$11,110,000	$11,262,778
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(l)	0.305%	#(i)	2/15/2041	1,217,000	14,000
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.329% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	2,515,000	2,503,702
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	4,617	4,401
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.97% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	5,370,000	5,324,783
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	7.419% (1 mo. USD Term SOFR + 3.09%	)#	4/15/2042	3,300,000	3,287,210
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(i)	6/25/2054	2,692,289	2,721,145
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(i)	11/25/2066	922,340	837,548
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	5,140,000	5,337,053
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.02% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	4,210,000	4,196,066
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	16,190,000	17,011,735
Total Non-Agency Commercial Mortgage-Backed Securities (cost $344,584,698)					343,168,516

U.S. TREASURY OBLIGATIONS 19.67%
U.S. Treasury Bonds	3.375%		8/15/2042	117,083,000	96,421,967
U.S. Treasury Bonds	4.125%		8/15/2044	53,707,000	48,279,656
U.S. Treasury Bonds	4.50%		11/15/2054	154,968,600	144,701,930
U.S. Treasury Bonds	4.625%		11/15/2044	163,694,000	157,274,126
U.S. Treasury Bonds	4.75%		2/15/2045	16,054,000	15,675,226
U.S. Treasury Notes	4.00%		3/31/2030	148,408,000	148,686,265
U.S. Treasury Notes	4.125%		2/28/2027	135,599,000	135,990,965
U.S. Treasury Notes	4.25%		11/15/2034	13,496,000	13,366,312
Total U.S. Treasury Obligations (cost $775,961,959)					760,396,447
Total Long-Term Investments (cost $4,718,275,575)					4,707,306,983

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 1.81%

REPURCHASE AGREEMENTS 1.17%
Repurchase Agreement dated 5/30/2025, 4.320% due 6/2/2025 with Barclays Capital, Inc. collateralized by $4,332,100 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $4,326,531; proceeds: $4,241,526 (cost $4,240,000)	$4,240,000	$4,240,000
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $27,619,900 of U.S. Treasury Note at 1.625% due 11/30/2026; value: $26,876,466; proceeds: $26,358,095 (cost $26,349,312)	26,349,312	26,349,312
Repurchase Agreement dated 5/30/2025, 4.310% due 6/2/2025 with JPMorgan Securities LLC collateralized by $16,422,900 of U.S. Treasury Bond at 2.750% due 8/15/2032; value: $15,061,224; proceeds: $14,765,301 (cost $14,760,000)	14,760,000	14,760,000
Total Repurchase Agreements (cost $45,349,312)		45,349,312

Time Deposits 0.06%
CitiBank N.A.(m) (cost $2,469,167)	2,469,167	2,469,167

	Shares

Money Market Funds 0.58%
Fidelity Government Portfolio(m) (cost $22,222,507)	22,222,507	22,222,507
Total Short-Term Investments (cost $70,040,986)		70,040,986
Total Investments in Securities 123.60% (cost $4,788,316,561)		4,777,347,969
Other Assets and Liabilities – Net(n) (23.60)%		(912,115,522)
Net Assets 100.00%		$3,865,232,447

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $1,708,881,758, which represents 44.21% of net assets.

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2025

#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(h)	Step Bond – Security with a predetermined schedule of interest rate changes.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Defaulted (non-income producing security).
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at May 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian Dollar	Sell	State Street Bank And Trust	6/13/2025	3,782,000	$2,657,208	$2,757,362	$(100,154)

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	1,261	Long	$261,289,840	$261,578,687	$288,847
U.S. 5-Year Treasury Note	September 2025	1,798	Long	193,846,910	194,521,125	674,215
U.S. Ultra Treasury Bond	September 2025	328	Long	37,324,163	38,068,500	744,337
Total Unrealized Appreciation on Futures Contracts						$1,707,399

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2025	1,006	Short	$(112,309,209)	$(113,222,156)	$(912,947)

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2025

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$23,526,307	$6,709,380	$30,235,687
Remaining Industries	–	506,681,343	–	506,681,343
Corporate Bonds	–	1,890,215,787	–	1,890,215,787
Floating Rate Loans	–	65,721,705	–	65,721,705
Foreign Government Obligations	–	30,700,017	–	30,700,017
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	43,092,648	–	43,092,648
Government Sponsored Enterprises Pass-Throughs	–	1,035,577,643	–	1,035,577,643
Municipal Bonds	–	1,517,190	–	1,517,190
Non-Agency Commercial Mortgage-Backed Securities	–	343,167,281	1,235	343,168,516
U.S. Treasury Obligations	–	760,396,447	–	760,396,447
Short-Term Investments
Repurchase Agreements	–	45,349,312	–	45,349,312
Time Deposits	–	2,469,167	–	2,469,167
Money Market Funds	22,222,507	–	–	22,222,507
Total	$22,222,507	$4,748,414,847	$6,710,615	$4,777,347,969
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(100,154)	–	(100,154)
Futures Contracts
Assets	1,707,399	–	–	1,707,399
Liabilities	(912,947)	–	–	(912,947)
Total	$794,452	$(100,154)	$–	$694,298

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 95.21%

ASSET-BACKED SECURITIES 2.17%

Other 2.17%
AGL CLO 29 Ltd. Series 2024-29A Class D†	8.02% (3 mo. USD Term SOFR + 3.75%	)#	4/21/2037	$5,000,000	$5,050,485
ARES XLIII CLO Ltd. Series 2017-43A Class D1R2†	7.256% (3 mo. USD Term SOFR + 3.00%	)#	1/15/2038	7,350,000	7,343,628
Ballyrock CLO 22 Ltd. Series 2024-22A Class C†	7.756% (3 mo. USD Term SOFR + 3.50%	)#	4/15/2037	7,400,000	7,444,015
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	7.127% (3 mo. USD Term SOFR + 2.80%	)#	1/20/2038	7,000,000	7,016,401
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class DAR4†	7.97% (3 mo. USD Term SOFR + 3.70%	)#	4/20/2034	8,500,000	8,521,241
Carlyle U.S. CLO Ltd. Series 2024-1A Class D†	8.156% (3 mo. USD Term SOFR + 3.90%	)#	4/15/2037	9,250,000	9,335,794
CIFC Funding Ltd. Series 2013-1A Class CR†	8.072% (3 mo. USD Term SOFR + 3.81%	)#	7/16/2030	6,750,000	6,765,039
Generate CLO 15 Ltd. Series 2024-15A Class D†	8.02% (3 mo. USD Term SOFR + 3.75%	)#	7/20/2037	9,520,000	9,627,233
Generate CLO 16 Ltd. Series 2024-16A Class D1†	7.52% (3 mo. USD Term SOFR + 3.25%	)#	7/20/2037	8,500,000	8,524,021
KKR CLO 45a Ltd. Series 2024-45A Class D†	8.156% (3 mo. USD Term SOFR + 3.90%	)#	4/15/2035	12,000,000	12,028,332
OCP CLO Ltd. Series 2023-30A Class D†	8.775% (3 mo. USD Term SOFR + 4.50%	)#	1/24/2037	1,250,000	1,262,170
OCP CLO Ltd. Series 2024-31A Class D†	8.22% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	4,080,000	4,117,650
Pikes Peak CLO 6 Series 2020-6A Class DRR†	6.824% (3 mo. USD Term SOFR + 2.50%	)#	5/18/2034	2,250,000	2,242,240
Regatta XXVIII Funding Ltd. Series 2024-2A Class D1†	8.282% (3 mo. USD Term SOFR + 4.00%	)#	4/25/2037	11,850,000	11,977,305
Total Asset-Backed Securities (cost $100,706,750)					101,255,554

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments			Shares	Fair Value
COMMON STOCKS 0.48%

Electric: Utilities 0.04%
Frontera Generation Holdings LLC*			209,679	$1,625,012

Health Care Providers & Services 0.16%
Recovery Solutions LLC*			377,697	5,098,907
Wellpath Holdings, Inc.*			181,929	90,964
Wellpath Holdings, Inc.*			176,289	2,379,909
Total				7,569,780

Machinery 0.01%
TNT Crane & Rigging, Inc.*			528,781	611,271

Miscellaneous Financials 0.21%
Utex Industries*			297,535	9,595,504

Transportation Infrastructure 0.06%
ACBL Holdings Corp.*			60,887	3,013,907
Total Common Stocks (cost $29,557,835)				22,415,474

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 6.90%

Advertising 0.06%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028	$3,882,500	2,968,933

Airlines 0.17%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)(b)	9.50%	6/1/2028	8,067,000	7,954,679

Apparel 0.06%
S&S Holdings LLC†	8.375%	10/1/2031	2,936,000	2,804,625

Banks 0.18%
Freedom Mortgage Corp.†	6.625%	1/15/2027	8,334,000	8,319,885

Building Materials 0.29%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	7,065,000	2,602,059
Camelot Return Merger Sub, Inc.†	8.75%	8/1/2028	12,440,000	11,020,410
Total				13,622,469

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals 0.41%
Cerdia Finanz GmbH (Germany)†(a)	9.375%		10/3/2031		$8,289,000	$8,537,869
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026		11,823,656	10,523,054
Total						19,060,923

Commercial Services 0.54%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(a)	7.00%		5/21/2030		15,591,000	15,850,888
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026		9,363,000	9,350,091
Total						25,200,979

Computers 0.19%
CACI International, Inc.†(c)	6.375%		6/15/2033		4,090,000	4,174,622
McAfee Corp.†	7.375%		2/15/2030		4,774,000	4,419,635
Total						8,594,257

Diversified Financial Services 0.78%
Bread Financial Holdings, Inc.†	8.375% (5 yr. CMT + 4.30%	)#	6/15/2035		4,246,000	4,126,584
EZCORP, Inc.†	7.375%		4/1/2032		4,587,000	4,771,631
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033		6,207,000	6,369,667
Jefferson Capital Holdings LLC†	8.25%		5/15/2030		3,197,000	3,274,882
Navient Corp.	9.375%		7/25/2030		6,951,000	7,576,145
PRA Group, Inc.†(b)	5.00%		10/1/2029		11,546,000	10,369,347
Total						36,488,256

Hand/Machine Tools 0.37%
IMA Industria Macchine Automatiche SpA†	6.029% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	2,771,000	3,179,714
IMA Industria Macchine Automatiche SpA	6.029% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	5,260,000	6,035,835
Werner FinCo LP/Werner FinCo, Inc.†	11.50%		6/15/2028		$7,555,000	8,225,507
Total						17,441,056

Internet 0.67%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%		8/1/2029		14,345,000	14,671,349
GrubHub Holdings, Inc.†(b)	5.50%		7/1/2027		9,491,000	8,767,353
Rakuten Group, Inc. (Japan)†(a)	9.75%		4/15/2029		7,471,000	8,013,700
Total						31,452,402

Leisure Time 0.33%
Carnival Corp.†	6.125%		2/15/2033		5,000,000	5,015,472
Deuce Finco PLC	5.50%		6/15/2027	GBP	7,544,000	10,119,426
Total						15,134,898

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 0.17%
CSC Holdings LLC†	6.50%	2/1/2029	$9,567,000	$7,641,830

Metal Fabricate-Hardware 0.06%
Park-Ohio Industries, Inc.(b)	6.625%	4/15/2027	2,974,000	2,887,506

Mining 0.00%
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–	(d)

Oil & Gas 0.60%
Chord Energy Corp.†	6.75%	3/15/2033	6,971,000	6,928,480
Crescent Energy Finance LLC†	7.625%	4/1/2032	4,778,000	4,508,527
Matador Resources Co.†	6.50%	4/15/2032	7,117,000	6,974,919
Talos Production, Inc.†	9.375%	2/1/2031	9,551,000	9,399,072
Total				27,810,998

Pharmaceuticals 0.41%
Curaleaf Holdings, Inc.	8.00%	12/15/2026	10,322,000	9,547,850
Trulieve Cannabis Corp.	8.00%	10/6/2026	9,805,000	9,664,886
Total				19,212,736

Pipelines 0.11%
Rockies Express Pipeline LLC†	6.75%	3/15/2033	4,770,000	4,918,810

REITS 0.22%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	8,259,000	8,085,238
Starwood Property Trust, Inc.†	6.50%	10/15/2030	2,253,000	2,285,668
Total				10,370,906

Retail 0.53%
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	8.75%	1/15/2032	11,032,000	8,571,368
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	11,756,000	6,883,335
Park River Holdings, Inc.†	5.625%	2/1/2029	4,382,000	3,543,700
QXO Building Products, Inc.†	6.75%	4/30/2032	5,729,000	5,888,552
Total				24,886,955

Software 0.27%
Dye & Durham Ltd. (Canada)†(a)	8.625%	4/15/2029	4,503,000	4,675,100
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%	5/1/2029	7,966,000	8,095,639
Total				12,770,739

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications 0.04%
Lumen Technologies, Inc.†	5.375%		6/15/2029	$2,247,000	$1,990,696

Transportation 0.44%
Carriage Purchaser, Inc.†(b)	7.875%		10/15/2029	6,974,000	5,974,637
Rand Parent LLC†	8.50%		2/15/2030	7,500,000	7,396,838
Seaspan Corp. (Hong Kong)†(a)	5.50%		8/1/2029	7,742,000	7,145,547
Total					20,517,022
Total Corporate Bonds (cost $330,531,380)					322,051,560

				Shares

EXCHANGE-TRADED FUNDS 2.24%

Exchange-Traded Funds 1.74%
Invesco Senior Loan ETF(b)				3,900,384	81,362,010

Miscellaneous Financials 0.50%
SPDR Blackstone Senior Loan ETF(b)				565,770	23,417,220
Total Exchange-Traded Funds (cost $104,904,441)					104,779,230

				Principal Amount‡

FLOATING RATE LOANS(e) 82.80%

Advertising 0.75%
Advantage Sales & Marketing, Inc. 2024 Term Loan	8.789% (3 mo. USD Term SOFR + 4.25%	)	10/28/2027	$9,527,756	8,014,082
CMG Media Corp. 2024 Term Loan	7.899% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	17,061,993	16,265,795
Summer BC Holdco B SARL 2024 USD Term Loan B	9.559% (3 mo. USD Term SOFR + 5.00%	)	2/15/2029	10,744,237	10,659,196
Total					34,939,073

Aerospace/Defense 1.83%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50%(a)	0.50%		3/6/2028	13,561,483	19,325,113
Barnes Group, Inc. 2025 Term Loan B	7.329% (1 mo. USD Term SOFR + 3.00%	)	1/27/2032	6,730,000	6,716,338
Doncasters Finance U.S. LLC 2024 Term Loan(a)	10.799% (3 mo. USD Term SOFR + 6.50%	)	4/23/2030	2,785,978	2,837,059
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.327% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	8,853,436	8,859,810

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.327% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	$3,367,564	$3,369,989
TransDigm, Inc. 2023 Term Loan J	6.799% (3 mo. USD Term SOFR + 2.50%	)	2/28/2031	9,882,809	9,893,631
TransDigm, Inc. 2024 Term Loan	6.799% (3 mo. USD Term SOFR + 2.50%	)	1/19/2032	24,270,157	24,290,787
TransDigm, Inc. 2024 Term Loan K	7.049% (3 mo. USD Term SOFR + 2.75%	)	3/22/2030	10,158,880	10,197,382
Total					85,490,109

Airlines 1.03%
American Airlines, Inc. 2025 Term Loan	6.52% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	29,900,745	29,635,376
JetBlue Airways Corp. 2024 Term Loan B	9.055% (3 mo. USD Term SOFR + 4.75%	)	8/27/2029	7,504,660	7,331,114
United Airlines, Inc. 2024 1st Lien Term Loan B	6.275% (3 mo. USD Term SOFR + 2.00%	)	2/22/2031	5,060,130	5,081,003
Vista Management Holding, Inc. 2025 Term Loan B	8.048% (3 mo. USD Term SOFR + 3.75%	)	4/1/2031	6,103,000	6,109,378
Total					48,156,871

Apparel 0.47%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	12/21/2028	13,507,659	13,437,622
S&S Holdings LLC 2024 Term Loan	9.325% (1 mo. USD Term SOFR + 5.00%	)	10/1/2031	3,989,495	3,824,928
WH Borrower LLC 2025 Term Loan B	–	(f)	2/20/2032	4,775,000	4,743,652
Total					22,006,202

Auto Parts & Equipment 0.90%
Clarios Global LP 2024 USD Term Loan B(a)	6.827% (1 mo. USD Term SOFR + 2.50%	)	5/6/2030	6,443,850	6,419,686
Clarios Global LP 2025 USD Term Loan B(a)	7.077% (1 mo. USD Term SOFR + 2.75%	)	1/28/2032	14,192,000	14,174,260
RealTruck Group, Inc. 2023 Incremental Term Loan	9.441% (1 mo. USD Term SOFR + 5.00%	)	1/31/2028	4,663,579	4,545,823
Tenneco, Inc. 2022 Term Loan B	9.399% - 9.42% (3 mo. USD Term SOFR + 5.00%	)	11/17/2028	17,153,000	16,664,311
Total					41,804,080

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Banks 0.55%
AqGen Island Holdings, Inc. 2024 Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	8/2/2028		$16,295,540	$16,270,771
Chrysaor Bidco SARL USD Term Loan B(a)	7.242% (3 mo. USD Term SOFR + 3.00%	)	10/30/2031		8,755,891	8,817,007
Chrysaor Bidco SARL USD Delayed Draw Term Loan(a)(g)	–	(f)	10/30/2031		649,165	653,696
Total						25,741,474

Beverages 0.88%
Celsius Holdings, Inc. Term Loan	7.492% (3 mo. USD Term SOFR + 3.25%	)	4/1/2032		2,864,000	2,881,456
Pegasus Bidco BV 2024 EUR Term Loan B2	5.643% (3 mo. EURIBOR + 3.50%	)	7/12/2029	EUR	5,328,000	6,096,291
Pegasus BidCo BV 2024 Term Loan B(a)	7.576% (3 mo. USD Term SOFR + 3.25%	)	7/12/2029		$9,832,570	9,881,733
Triton Water Holdings, Inc. 2025 Term Loan B	6.549% (3 mo. USD Term SOFR + 2.25%	)	3/31/2028		21,975,260	22,006,905
Total						40,866,385

Building Materials 1.88%
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.679% (1 mo. USD Term SOFR + 3.25%	)	4/12/2028		4,476,684	4,008,490
Cornerstone Building Brands, Inc. 2024 Term Loan B	8.829% (1 mo. USD Term SOFR + 4.50%	)	5/15/2031		3,316,194	2,801,272
CP Atlas Buyer, Inc. 2021 Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027		12,484,528	11,878,092
ECO Material Tech, Inc. Term Loan	7.467% (6 mo. USD Term SOFR + 3.25%	)	2/12/2032		8,601,000	8,614,461
EMRLD Borrower LP 2024 Term Loan B	6.799% (3 mo. USD Term SOFR + 2.50%	)	8/4/2031		5,071,515	5,053,308
Groundworks LLC 2024 Delayed Draw Term Loan(g)	–	(f)	3/14/2031		750,110	749,641
Groundworks LLC 2024 Term Loan	–	(f)	3/14/2031		4,049,890	4,047,359
Hobbs & Associates LLC Term Loan B	7.077% (1 mo. USD Term SOFR + 2.75%	)	7/23/2031		4,850,876	4,838,749
Quikrete Holdings, Inc. 2025 Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	2/10/2032		39,990,667	39,870,695
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	7.325% (1 mo. USD Term SOFR + 3.00%	)	4/2/2029		5,738,000	5,748,787
Total						87,610,854

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals 1.87%
Bakelite U.S. Holdco, Inc. 2024 Term Loan B	8.049% (3 mo. USD Term SOFR + 3.75%	)	12/23/2031		$10,500,683	$10,362,914
Hexion Holdings Corp. 2024 Term Loan B	8.325% (1 mo. USD Term SOFR + 4.00%	)	3/15/2029		3,859,214	3,842,677
INEOS Finance PLC 2024 EUR 1st Lien Term Loan B	5.509% (1 mo. EURIBOR + 3.50%	)	6/23/2031	EUR	9,838,000	10,912,239
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B(a)	8.677% (1 mo. USD Term SOFR + 4.25%	)	4/2/2029		$9,725,441	8,947,406
INEOS U.S. Finance LLC 2021 USD Term Loan B	6.927% (1 mo. USD Term SOFR + 2.50%	)	11/8/2028		2,476,617	2,434,564
INEOS U.S. Finance LLC 2024 USD 1st Lien Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	2/7/2031		4,454,221	4,313,913
Lonza Group AG USD Term Loan B(a)	–	(f)	7/3/2028		4,815,637	4,599,488
Nouryon Finance BV 2024 USD Term Loan B1(a)	7.51% (3 mo. USD Term SOFR + 3.25%	)	4/3/2028		18,174,543	18,257,873
Nouryon Finance BV 2024 USD Term Loan B2(a)	7.55% (3 mo. USD Term SOFR + 3.25%	)	4/3/2028		2,755,951	2,768,008
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B	–	(f)	1/31/2029		9,409,000	9,397,991
USALCO LLC 2024 Term Loan B	8.299% (3 mo. USD Term SOFR + 4.00%	)	9/30/2031		5,354,520	5,383,809
USALCO LLC 2024 Delayed Draw Term Loan(g)	–	(f)	9/30/2031		553,060	556,086
WR Grace & Co-Conn. 2021 Term Loan B	–	(f)	9/22/2028		5,730,000	5,727,135
Total						87,504,103

Commercial Services 5.72%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028		21,054,895	21,109,217
Amber Finco PLC 2024 EUR Term Loan	5.855% (3 mo. EURIBOR + 3.50%	)	6/11/2029	EUR	5,200,000	5,946,616
AVSC Holding Corp. 2020 Term Loan B2	9.957% (1 mo. USD Term SOFR + 5.50%	)	10/15/2026		$91	91
BCP V Modular Services Holdings IV Ltd. 2024 EUR Term Loan B	6.53% (3 mo. EURIBOR + 4.18%	)	12/15/2028	EUR	7,170,000	8,084,759
Belron Finance 2019 LLC 2024 USD Term Loan B	7.049% (3 mo. USD Term SOFR + 2.75%	)	10/16/2031		$27,719,705	27,868,698
Boluda Towage SL 2024 EUR Term Loan B	5.539% (3 mo. EURIBOR + 3.50%	)	1/31/2030	EUR	4,915,000	5,626,081

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Brock Holdings III, Inc. 2024 Term Loan B	10.299% (3 mo. USD Term SOFR + 6.00%	)	5/2/2030		$6,960,025	$6,664,224
CHG Healthcare Services, Inc. 2024 Term Loan B1	7.327% - 7.33% (1 mo. USD Term SOFR + 3.00% (3 mo. USD Term SOFR + 3.00%	) )	9/29/2028		10,405,761	10,440,100
CoreLogic, Inc. Term Loan	7.941% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028		12,194,547	12,046,688
Corp. Service Co. Term Loan B	6.327% (1 mo. USD Term SOFR + 2.00%	)	11/2/2029		11,020,764	11,024,236
Crash Champions LLC 2024 Term Loan B	9.08% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		9,849,692	9,170,999
Creative Artists Agency LLC 2024 1st Lien Term Loan B	7.077% (1 mo. USD Term SOFR + 2.75%	)	10/1/2031		4,767,053	4,773,393
Ensemble RCM LLC 2024 Term Loan B	7.28% (3 mo. USD Term SOFR + 3.00%	)	8/1/2029		18,301,392	18,355,747
First Advantage Holdings LLC 2024 Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	10/31/2031		13,910,297	13,921,912
Garda World Security Corp. 2025 Term Loan B(a)	7.333% (1 mo. USD Term SOFR + 3.00%	)	2/1/2029		11,522,604	11,505,781
Grant Thornton Advisors LLC 2025 Term Loan B	7.077% (1 mo. USD Term SOFR + 2.75%	)	6/2/2031		7,545,359	7,531,287
IFCO Management GmbH 2024 EUR 1st Lien Term Loan B	6.336% (6 mo. EURIBOR + 3.50%	)	11/29/2029	EUR	7,424,457	8,489,111
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	7.333% (3 mo. USD Term SOFR + 3.00%	)	5/4/2028		$14,738,954	14,640,719
Nuvei Technologies Corp. 2024 Term Loan B1(a)	7.327% (1 mo. USD Term SOFR + 3.00%	)	11/17/2031		7,677,000	7,675,426
PG Investment Co. 59 SARL Term Loan B(a)	7.299% (3 mo. USD Term SOFR + 3.00%	)	3/26/2031		11,945,990	11,981,828
Raven Acquisition Holdings LLC Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	11/19/2031		20,853,467	20,833,969
Spin Holdco, Inc. 2021 Term Loan	8.562% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028		6,257,242	5,384,482
Trans Union LLC 2024 Term Loan B9	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031		4,988,070	4,991,188
TruGreen LP 2020 Term Loan	8.427% (1 mo. USD Term SOFR + 4.00%	)	11/2/2027		49,387	47,473

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Veritiv Corp. Term Loan B	8.299% (3 mo. USD Term SOFR + 4.00%	)	11/30/2030	$8,300,145	$8,315,998
Wand NewCo 3, Inc. 2025 Repriced Term Loan B	6.827% (1 mo. USD Term SOFR + 2.50%	)	1/30/2031	5,625,490	5,581,386
Xplor T1 LLC Term Loan B	7.799% (3 mo. USD Term SOFR + 3.50%	)	6/24/2031	4,999,770	5,018,519
Total					267,029,928

Commercial Services & Supplies 0.96%
Boost Newco Borrower LLC 2025 USD Term Loan B	6.299% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031	31,108,013	31,200,403
Grant Thornton Advisors LLC 2025 Incremental Term Loan	7.327% (1 mo. USD Term SOFR + 3.00%	)	6/2/2031	6,680,000	6,684,175
Raven Acquisition Holdings LLC Delayed Draw Term Loan(g)	–	(f)	11/19/2031	1,489,533	1,488,141
Shift4 Payments LLC 2025 Term Loan	–	(f)	5/7/2032	5,479,000	5,518,942
Total					44,891,661

Computers 3.30%
Ahead DB Holdings LLC 2024 Term Loan B3	7.285% (3 mo. USD Term SOFR + 3.00%	)	2/3/2031	10,533,748	10,556,448
Amentum Government Services Holdings LLC 2024 Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	9/29/2031	12,448,800	12,409,960
Clover Holdings 2 LLC Term Loan B	8.295% (3 mo. USD Term SOFR + 4.00%	)	12/9/2031	11,611,000	11,644,846
Clover Holdings 2 LLC Fixed Term Loan B	–	(f)	12/9/2031	2,865,000	2,897,231
Fortress Intermediate 3, Inc. Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	6/27/2031	11,268,647	11,296,818
Kaseya, Inc. 2025 1st Lien Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	3/20/2032	15,593,000	15,609,762
Kaseya, Inc. 2025 2nd Lien Term Loan B	9.327% (1 mo. USD Term SOFR + 5.00%	)	3/18/2033	3,214,359	3,215,870
McAfee LLC 2024 USD 1st Lien Term Loan B	7.329% (1 mo. USD Term SOFR + 3.00%	)	3/1/2029	25,983,818	25,080,881
Nielsen Consumer, Inc. 2025 USD Term Loan	7.827% (1 mo. USD Term SOFR + 3.50%	)	3/6/2028	9,563,000	9,566,969
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	32,551,000	32,441,629

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Computers (continued)
Vision Solutions, Inc. 2021 2nd Lien Term Loan	11.791% (3 mo. USD Term SOFR + 7.25%	)	4/23/2029	$2,803,000	$2,532,048
Vision Solutions, Inc. 2021 Incremental Term Loan	8.541% (3 mo. USD Term SOFR + 4.00%	)	4/24/2028	18,078,380	16,998,197
Total					154,250,659

Construction & Engineering 0.51%
FrontDoor, Inc. 2024 Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	12/19/2031	9,578,183	9,632,060
Service Logic Acquisition, Inc. 2025 Repriced Term Loan B	7.28% - 7.33% (1 mo. USD Term SOFR + 3.00% (3 mo. USD Term SOFR + 3.00%	) )	10/29/2027	14,161,764	14,179,466
Total					23,811,526

Consumer Non-Durables 0.22%
Anastasia Parent LLC 2018 Term Loan B	8.311% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	12,470,867	10,454,764

Containers & Packaging 1.38%
Berlin Packaging LLC 2024 Term Loan B7	7.799% - 7.82% (1 mo. USD Term SOFR + 3.50% (3 mo. USD Term SOFR + 3.50%	) )	6/7/2031	13,935,565	13,981,692
Charter NEX U.S., Inc. 2024 Term Loan B1	7.093% (1 mo. USD Term SOFR + 2.75%	)	11/29/2030	12,174,463	12,212,508
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan(g)	7.492% (3 mo. USD Term SOFR + 3.25%	)	4/1/2032	525,189	521,783
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B	7.492% (3 mo. USD Term SOFR + 3.25%	)	4/1/2032	30,040,811	29,845,996
Proampac PG Borrower LLC 2024 Term Loan	8.256% - 8.32% (3 mo. USD Term SOFR + 4.00%	)	9/15/2028	49,215	49,252
SupplyOne, Inc. 2024 Term Loan B	8.077% (1 mo. USD Term SOFR + 3.75%	)	4/21/2031	7,750,238	7,786,548
Total					64,397,779

Cosmetics/Personal Care 0.76%
Conair Holdings LLC Term Loan B	8.191% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	20,951,608	15,085,158
Opal Bidco SAS USD Term Loan B	–	(f)	4/28/2032	20,539,000	20,590,347
Total					35,675,505

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Distribution/Wholesale 0.55%
Barentz International BV 2025 USD Term Loan B(a)	7.649% (3 mo. USD Term SOFR + 3.25%	)	3/3/2031	$7,959,591	$7,956,247
BCPE Empire Holdings, Inc. 2025 Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	12/11/2030	11,606,447	11,518,703
Olympus Water U.S. Holding Corp. 2024 USD Term Loan	7.299% (3 mo. USD Term SOFR + 3.00%	)	6/20/2031	6,019,142	5,988,685
Total					25,463,635

Diversified Financial Services 3.80%
Advisor Group, Inc. 2024 Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	8/17/2028	12,642,069	12,700,160
Apex Group Treasury LLC 2025 USD Term Loan B	7.825% (1 mo. USD Term SOFR + 3.50%	)	2/27/2032	8,998,000	8,999,890
Aretec Group, Inc. 2024 1st Lien Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	8/9/2030	15,761,623	15,757,131
Armor Holding II LLC 2024 Term Loan	7.967% (6 mo. USD Term SOFR + 3.75%	)	12/11/2028	10,113,209	10,176,416
Armor Holding II LLC 2025 Fungible Add On Term Loan B	8.035% (3 mo. USD Term SOFR + 3.75%	)	12/11/2028	2,033,000	2,045,706
AssetMark Financial Holdings, Inc. 2024 Term Loan	7.049% (3 mo. USD Term SOFR + 2.75%	)	9/5/2031	11,734,590	11,734,590
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.073% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	4,987,500	4,993,734
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B(a)	7.542% (6 mo. USD Term SOFR + 3.25%	)	1/27/2032	5,097,000	5,071,515
DRW Holdings LLC 2024 Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	6/26/2031	18,282,699	18,316,979
Edelman Financial Center LLC 2024 2nd Lien Term Loan	9.577% (1 mo. USD Term SOFR + 5.25%	)	10/6/2028	6,942,000	6,942,035
FNZ Group Services Ltd. 2024 USD Term Loan B(a)	9.26% (3 mo. USD Term SOFR + 5.00%	)	11/5/2031	9,419,000	7,284,042
Focus Financial Partners LLC 2025 Incremental Term Loan B	–	(f)	9/15/2031	1,910,000	1,902,742
GEN II Fund Services LLC 2024 Term Loan B	6.967% (6 mo. USD Term SOFR + 2.75%	)	11/26/2031	4,353,000	4,350,279

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Guggenheim Partners LLC 2024 Term Loan B	6.799% (3 mo. USD Term SOFR + 2.50%	)	11/26/2031	$8,756,055	$8,780,134
Hudson River Trading LLC 2024 Term Loan B	7.333% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	26,369,492	26,481,167
Jane Street Group LLC 2024 Term Loan B1	6.333% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	22,361,416	22,331,452
OSTTRA Group Ltd. 1st Lien Term Loan	–	(f)	5/20/2032	9,548,000	9,564,423
Total					177,432,395

Diversified Manufacturing Operations 0.49%
First Eagle Investment Management LLC 2024 Term Loan B2	7.299% (3 mo. USD Term SOFR + 3.00%	)	3/5/2029	22,890,775	22,920,876

Electric 0.20%
Potomac Energy Center LLC Term Loan	10.561% (3 mo. USD Term SOFR + 6.00%	)	11/12/2026	3,422,000	3,434,833
Talen Energy Supply LLC 2024-1 Incremental Term Loan	6.808% (3 mo. USD Term SOFR + 2.50%	)	12/15/2031	5,707,695	5,724,190
Total					9,159,023

Electric: Generation 0.73%
Astoria Energy LLC 2020 Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	12/10/2027	6,902,743	6,933,425
EFS Cogen Holdings I LLC 2020 Term Loan B	7.799% (3 mo. USD Term SOFR + 3.50%	)	10/3/2031	19,890,444	20,039,722
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.088% (1 mo. USD Term SOFR + 1.50%	)	7/28/2028	2,863,989	2,785,230
Frontera Generation Holdings LLC 2021 Term Loan	17.588% (1 mo. USD Term SOFR + 13.00%	)	7/28/2026	2,950,702	4,337,532
Total					34,095,909

Electronics 0.55%
II-VI, Inc. 2024 1st Lien Term Loan B	6.327% (1 mo. USD Term SOFR + 2.00%	)	7/2/2029	7,027,972	7,055,803
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.574% (1 mo. USD Term SOFR + 4.25%	)	12/2/2031	18,801,000	18,542,580
Total					25,598,383

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction 0.54%
Brand Industrial Services, Inc. 2024 Term Loan B	8.776% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030		$12,604,592	$10,616,722
Legence Holdings LLC 2025 Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	12/18/2028		14,463,807	14,438,929
Total						25,055,651

Entertainment 2.45%
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.323% (1 mo. USD Term SOFR + 7.00%	)	1/4/2029		14,266,004	14,332,840
Caesars Entertainment, Inc. 2024 Term Loan B1	6.577% (1 mo. USD Term SOFR + 2.25%	)	2/6/2031		20,642,231	20,609,926
Caesars Entertainment, Inc. Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	2/6/2030		14,307,442	14,298,500
Cinemark USA, Inc. 2024 Term Loan B	7.049% - 7.08% (1 mo. USD Term SOFR + 2.75% (3 mo. USD Term SOFR + 2.75%	) )	5/24/2030		9,841,992	9,866,597
EOC Borrower LLC Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	3/24/2032		20,490,000	20,467,563
Flutter Financing BV 2025 Term Loan B(a)	–	(f)	5/24/2032		4,650,000	4,644,188
GVC Holdings Ltd. 2024 EUR Term Loan B	5.619% (3 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	5,034,000	5,755,210
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.327% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031		$15,212,094	15,155,048
Voyager Parent LLC Term Loan B	–	(f)	5/9/2032		9,547,000	9,389,618
Total						114,519,490

Environmental 0.16%
GFL Environmental, Inc. 2025 Term Loan B(a)	6.819% (3 mo. USD Term SOFR + 2.50%	)	3/3/2032		7,453,000	7,429,709

Environmental Control 0.74%
Covanta Holding Corp. 2024 1st Lien Term Loan B	6.843% (1 mo. USD Term SOFR + 2.50%	)	11/30/2028		2,844,520	2,860,534
Covanta Holding Corp. 2024 1st Lien Term Loan C	6.843% (1 mo. USD Term SOFR + 2.50%	)	11/30/2028		156,480	157,361
Heritage-Crystal Clean, Inc. Term Loan B	8.303% (3 mo. USD Term SOFR + 4.00%	)	10/17/2030		4,705,037	4,719,740
Madison IAQ LLC 2025 Term Loan B	7.557% (3 mo. USD Term SOFR + 3.25%	)	5/6/2032		26,750,000	26,809,385
Total						34,547,020

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Financial 1.01%
Asurion LLC 2021 Second Lien Term Loan B4	9.691% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029		$22,205,469	$21,128,170
Asurion LLC 2022 Term Loan B10	8.427% (1 mo. USD Term SOFR + 4.00%	)	8/19/2028		13,047,302	13,001,114
Jump Financial LLC 2025 Term Loan B	8.549% (3 mo. USD Term SOFR + 4.25%	)	2/26/2032		13,189,883	13,255,833
Total						47,385,117

Food 1.42%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan	8.191% (1 mo. USD Term SOFR + 3.75%	)	10/1/2025		11,377,238	11,163,914
Aspire Bakeries Holdings LLC Term Loan	8.577% (1 mo. USD Term SOFR + 4.25%	)	12/13/2030		4,730,111	4,759,674
BCPE North Star U.S. HoldCo 2, Inc. Term Loan	8.441% (1 mo. USD Term SOFR + 4.00%	)	6/9/2028		12,892,197	12,714,929
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.309% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	4,981,462	5,334,901
CHG PPC Parent LLC 2021 Term Loan	7.441% (1 mo. USD Term SOFR + 3.00%	)	12/8/2028		$12,039,252	12,099,449
Chobani LLC 2025 Repriced Term Loan B	6.827% (1 mo. USD Term SOFR + 2.50%	)	10/25/2027		6,252,876	6,282,828
Upfield BV 2025 USD Term Loan B12(a)	8.072% (3 mo. USD Term SOFR + 3.75%	)	1/3/2028		13,932,581	13,920,251
Total						66,275,946

Gaming/Leisure 0.82%
888 Acquisitions Ltd. USD Term Loan B(a)	9.63% (3 mo. USD Term SOFR + 5.25%	)	7/1/2028		13,850,402	13,209,891
Fertitta Entertainment LLC 2022 Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	1/27/2029		4,517,050	4,496,813
Sabre GLBL, Inc. 2021 Term Loan B1	7.941% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027		4,898,398	4,791,246
Sabre GLBL, Inc. 2021 Term Loan B2	7.941% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027		6,912,908	6,761,688
United FP Holdings LLC 2019 1st Lien Term Loan	8.541% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026		9,522,053	9,219,728
Total						38,479,366

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care Products 0.78%
Hanger, Inc. 2024 Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		$2,515,806	$2,512,661
Hanger, Inc. 2024 Delayed Draw Term Loan(g)	7.827% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		2,748,194	2,744,759
Medline Borrower LP 2024 USD Add-on Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	10/23/2028		24,662,356	24,666,179
Resonetics LLC 2024 Term Loan B	7.545% (3 mo. USD Term SOFR + 3.25%	)	6/18/2031		6,490,614	6,487,077
Total						36,410,676

Health Care Services 3.41%
ADMI Corp. 2023 Term Loan B5	10.077% (1 mo. USD Term SOFR + 5.75%	)	12/23/2027		17,684,467	17,215,829
Bella Holding Co. LLC 2025 Term Loan	7.327% (1 mo. USD Term SOFR + 3.00%	)	5/10/2028		7,057,534	7,072,107
Colosseum Dental Finance BV EUR Term Loan B	6.176% (3 mo. EURIBOR + 3.75%	)	3/22/2032	EUR	8,600,000	9,835,666
Concentra Health Services, Inc. 2025 Repriced Term Loan B	6.327% (1 mo. USD Term SOFR + 2.00%	)	7/26/2031		$6,328,140	6,359,781
Global Medical Response, Inc. 2024 PIK Term Loan 9.08%	0.75% (3 mo. USD Term SOFR + 4.75%	)	10/31/2028		12,539,113	12,576,041
Heartland Dental LLC 2024 Term Loan	8.927% (1 mo. USD Term SOFR + 4.50%	)	4/28/2028		20,509,373	20,531,420
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.006% (3 mo. USD Term SOFR + 3.75%	)	5/19/2031		10,432,847	10,313,861
LifePoint Health, Inc. 2024 Incremental Term Loan B1	7.817% (3 mo. USD Term SOFR + 3.50%	)	5/19/2031		7,032,704	6,926,475
Loire Finco Luxembourg SARL 2025 USD Term Loan B(a)	–	(f)	1/21/2030		10,000,000	10,012,500
MDVIP, Inc. 2024 Repriced Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	10/16/2028		9,872,836	9,879,007
National Mentor Holdings, Inc. 2021 Term Loan	8.149% - 8.18% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028		10,115,655	9,844,353

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
National Mentor Holdings, Inc. 2021 Term Loan C	8.149% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	$454,628	$442,435
New WPCC Parent LLC Term Loan	13.80% (3 mo. USD Term SOFR + 9.50%	)	5/9/2030	4,669,804	4,377,941
Pacific Dental Services LLC 2024 Term Loan B	7.077% (1 mo. USD Term SOFR + 2.75%	)	3/15/2031	8,617,540	8,618,876
Parexel International Corp. 2025 Term Loan B	6.827% (1 mo. USD Term SOFR + 2.50%	)	11/15/2028	4,840,851	4,848,282
Radnet Management, Inc. 2024 1st Lien Term Loan B	6.58% (3 mo. USD Term SOFR + 2.25%	)	4/18/2031	5,343,909	5,353,100
Select Medical Corp. 2024 Term Loan B	6.327% (1 mo. USD Term SOFR + 2.00%	)	12/3/2031	5,251,742	5,271,436
Surgery Center Holdings, Inc. 2024 Term Loan B	7.079% (1 mo. USD Term SOFR + 2.75%	)	12/19/2030	4,918,853	4,933,978
Team Health Holdings, Inc. 2022 Term Loan B	9.53% (3 mo. USD Term SOFR + 5.25%	)	3/2/2027	50,000	49,837
WCG Intermediate Corp. 2025 Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	2/25/2032	4,911,000	4,858,821
Total					159,321,746

Healthcare 1.14%
Athenahealth Group, Inc. 2022 Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	2/15/2029	15,380,777	15,342,324
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.53% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	49,763	46,497
Electron BidCo, Inc. 2021 Term Loan	7.077% (1 mo. USD Term SOFR + 2.75%	)	11/1/2028	6,264,726	6,281,453
Gainwell Acquisition Corp. Term Loan B	8.399% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027	17,874,256	17,168,223
Hunter Holdco 3 Ltd. USD Term Loan B(a)	8.649% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	7,022,968	6,917,624
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	11.649% (3 mo. USD Term SOFR + 7.25%	)	3/2/2029	7,832,027	7,483,502
Total					53,239,623

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Home Furnishings 0.88%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B	7.323% (1 mo. USD Term SOFR + 3.00%	)	7/31/2028	$27,697,134	$27,570,559
Tempur Sealy International, Inc. 2024 Term Loan B	–	(f)	10/24/2031	13,528,095	13,594,044
Total					41,164,603

Housewares 0.10%
Hunter Douglas, Inc. 2025 USD Term Loan B	7.549% (3 mo. USD Term SOFR + 3.25%	)	1/20/2032	4,762,760	4,709,179
Information Technology 1.15%
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	11.28% (3 mo. USD Term SOFR + 7.00%	)	8/15/2030	11,404,507	7,720,851
ConnectWise LLC 2021 Term Loan B	8.061% (3 mo. USD Term SOFR + 3.50%	)	9/29/2028	16,201,769	16,257,503
Constant Contact, Inc. Term Loan	8.518% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028	7,021,347	6,611,054
Ensono LP 2021 Term Loan	8.441% (1 mo. USD Term SOFR + 4.00%	)	5/26/2028	12,721,206	12,713,256
RealPage, Inc. 1st Lien Term Loan	7.561% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	10,436,993	10,368,787
Total					53,671,451

Information Technology Services 0.14%
Recovery Solutions Parent LLC Term Loan	11.799% (3 mo. USD Term SOFR + 7.50%	)	1/27/2030	6,901,276	6,590,719

Insurance 4.56%
Acrisure LLC 2024 1st Lien Term Loan B6	7.327% (1 mo. USD Term SOFR + 3.00%	)	11/6/2030	19,122,626	19,054,932
Alera Group, Inc. 2025 2nd Lien Term Loan	–	(f)	5/20/2033	2,864,000	2,893,542
Alera Group, Inc. 2025 Term Loan	–	(f)	5/21/2032	13,645,000	13,669,697
Alliant Holdings Intermediate LLC 2024 Term Loan B6	7.075% (1 mo. USD Term SOFR + 2.75%	)	9/19/2031	20,522,183	20,457,538
AmWINS Group, Inc. 2025 Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	1/30/2032	10,321,625	10,322,193
Amynta Agency Borrower, Inc. 2024 1st Lien Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	12/29/2031	11,622,400	11,599,387

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance (continued)
Ardonagh Midco 3 PLC 2024 USD Term Loan B(a)	7.039% - 7.05% (3 mo. USD Term SOFR + 2.75% (6 mo. USD Term SOFR + 3.75%	) )	2/15/2031		$12,172,000	$12,111,140
AssuredPartners, Inc. 2024 Incremental Term Loan B5	7.827% (1 mo. USD Term SOFR + 3.50%	)	2/14/2031		24,714,578	24,782,791
Asurion LLC 2021 Term Loan B9	7.691% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027		2,942,338	2,929,259
Asurion LLC 2023 Term Loan B11	8.677% (1 mo. USD Term SOFR + 4.25%	)	8/19/2028		20,119,848	20,086,852
Howden Group Holdings Ltd. 2024 USD 1st Lien Term Loan B(a)	7.327% (1 mo. USD Term SOFR + 3.00%	)	2/15/2031		13,729,753	13,723,300
Howden Group Holdings Ltd. 2024 USD Term Loan B(a)	–	(f)	4/18/2030		2,500,000	2,512,900
HUB International Ltd. 2025 Term Loan B	6.77% (3 mo. USD Term SOFR + 2.50%	)	6/20/2030		11,500,863	11,513,514
OneDigital Borrower LLC 2025 Repriced Term Loan	7.327% (1 mo. USD Term SOFR + 3.00%	)	7/2/2031		10,431,175	10,426,377
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	7/31/2031		28,829,539	28,907,523
Truist Insurance Holdings LLC 2024 Term Loan B	7.049% (3 mo. USD Term SOFR + 2.75%	)	5/6/2031		7,909,266	7,905,944
Total						212,896,889

Internet 1.89%
Arches Buyer, Inc. 2021 Term Loan B	7.677% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027		15,903,847	15,679,603
ION Trading Technologies SARL 2021 EUR Term Loan B	6.605% (3 mo. EURIBOR + 4.25%	)	4/3/2028	EUR	11,312,551	12,841,240
Magnite, Inc. 2025 Repriced Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	2/6/2031		$9,478,430	9,478,429
MH Sub I LLC 2021 2nd Lien Term Loan	10.577% (1 mo. USD Term SOFR + 6.25%	)	2/23/2029		9,929,101	9,062,390
MH Sub I LLC 2023 Term Loan	8.577% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028		13,104,703	12,629,658
MH Sub I LLC 2024 Term Loan B4	8.577% (1 mo. USD Term SOFR + 4.25%	)	12/31/2031		8,869,142	8,129,678

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Internet (continued)
Proofpoint, Inc. 2024 Term Loan	7.327% (1 mo. USD Term SOFR + 3.00%	)	8/31/2028	$7,799,217	$7,806,275
Speedster Bidco GmbH 2024 USD Term Loan B(a)	7.549% (3 mo. USD Term SOFR + 3.25%	)	12/10/2031	12,673,000	12,707,344
Total					88,334,617

Internet Companies 0.18%
NEXUS Buyer LLC 2021 Second Lien Term Loan	10.677% (1 mo. USD Term SOFR + 6.25%	)	11/5/2029	8,503,361	8,465,393
Investment Management Companies 0.65%

Dragon Buyer, Inc. Term Loan B	7.299% (3 mo. USD Term SOFR + 3.00%	)	9/30/2031	13,191,189	13,251,671
Nexus Buyer LLC 2025 Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	7/31/2031	12,475,083	12,500,844
Nvent Electric PLC Term Loan B(a)	7.827% (1 mo. USD Term SOFR + 3.50%	)	1/30/2032	4,783,000	4,806,317
Total					30,558,832

Leisure Time 0.69%
Bulldog Purchaser, Inc. 2025 Term Loan	8.035% (3 mo. USD Term SOFR + 3.75%	)	6/27/2031	4,837,232	4,844,488
Fitness International LLC 2024 Term Loan B	9.577% (1 mo. USD Term SOFR + 5.25%	)	2/5/2029	11,886,249	11,936,409
Recess Holdings, Inc. 2025 Repriced Term Loan	8.025% (3 mo. USD Term SOFR + 3.75%	)	2/20/2030	7,303,166	7,312,295
Sabre GLBL, Inc. 2022 Term Loan B	8.677% (1 mo. USD Term SOFR + 4.25%	)	6/30/2028	6,500,000	6,394,408
Sabre GLBL, Inc. 2024 Term Loan B1	10.427% (1 mo. USD Term SOFR + 6.00%	)	11/15/2029	1,234,486	1,227,794
Sabre GLBL, Inc. 2024 Term Loan B2	10.427% (1 mo. USD Term SOFR + 6.00%	)	11/15/2029	537,684	512,144
Total					32,227,538

Machinery: Diversified 1.49%
Arcline FM Holdings LLC 2025 Term Loan	7.578% (6 mo. USD Term SOFR + 3.50%	)	6/24/2030	18,763,928	18,834,292
CPM Holdings, Inc. 2023 Term Loan	8.824% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	8,551,024	8,478,468
Project Castle, Inc. Term Loan B	9.716% (6 mo. USD Term SOFR + 5.50%	)	6/1/2029	49,118	41,333

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Machinery: Diversified (continued)
SPX Flow, Inc. 2024 1st Lien Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	4/5/2029		$5,585,905	$5,610,343
Titan Acquisition Ltd. 2024 Term Loan B(a)	8.724% (6 mo. USD Term SOFR + 4.50%	)	2/15/2029		18,222,149	18,197,914
TK Elevator Midco GmbH 2025 EUR Term Loan B1	5.848% (3 mo. EURIBOR + 3.25%	)	4/30/2030	EUR	16,243,000	18,481,478
Total						69,643,828

Manufacturing 0.96%
DirecTV Financing LLC Term Loan	9.541% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027		$5,619,669	5,647,768
Numericable Group SA USD Term Loan B11(a)	9.25% (PRIME rate + 1.75%	)	7/31/2025		26,598,335	23,484,866
Virgin Media Bristol LLC USD Term Loan N	6.943% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028		15,881,077	15,657,710
Total						44,790,344

Media 1.64%
Cengage Learning, Inc. 2024 1st Lien Term Loan B	7.825% - 7.83% (1 mo. USD Term SOFR + 3.50% (3 mo. USD Term SOFR + 3.50%	) )	3/24/2031		4,736,618	4,747,915
CSC Holdings LLC 2019 Term Loan B5	9.00% (PRIME rate + 1.50%	)	4/15/2027		16,144,554	15,862,024
Nexstar Broadcasting, Inc. 2019 Term Loan B4	6.941% (1 mo. USD Term SOFR + 2.50%	)	9/18/2026		13,744,000	13,762,142
Sinclair Television Group, Inc. 2025 Term Loan B6	7.741% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029		1,837,000	1,577,524
Sinclair Television Group, Inc. 2025 Term Loan B7	8.527% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		15,029,872	12,916,296
Telenet Financing USD LLC 2020 USD Term Loan AR	6.443% (1 mo. USD Term SOFR + 2.00%	)	4/30/2028		17,119,000	16,770,201
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.373% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031		11,245,000	11,092,293
Total						76,728,395

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Metal Fabricate/Hardware 0.30%
Tank Holding Corp. 2022 Term Loan	10.177% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		$9,026,329	$8,524,239
Tank Holding Corp. 2023 Incremental Term Loan	10.427% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		3,021,576	2,855,389
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	–	(f)	3/31/2028		2,586,429	2,444,176
Total						13,823,804

Miscellaneous Manufacture 0.20%
Rohm Holding GmbH 2024 EUR PIK Term Loan B(a)	–	(f)	1/31/2029	EUR	8,599,000	9,460,669

Office REITs 0.13%
Blackstone Mortgage Trust, Inc. 2024 Term Loan B	8.077% (1 mo. USD Term SOFR + 3.75%	)	12/11/2028		$5,841,235	5,885,045

Oil & Gas 0.61%
Pasadena Performance Products LLC Term Loan B	7.752% (6 mo. USD Term SOFR + 3.50%	)	2/27/2032		13,241,455	13,266,349
WaterBridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.053% (3 mo. USD Term SOFR + 4.75%	)	6/27/2029		15,997,610	15,453,691
Total						28,720,040

Paper & Forest Products 0.31%
Glatfelter Corp. Term Loan B	8.583% (3 mo. USD Term SOFR + 4.25%	)	11/4/2031		14,710,133	14,281,111

Pharmaceuticals 1.38%
Blackstone Mortgage Trust, Inc. 2019 Term Loan B	6.691% (1 mo. USD Term SOFR + 2.25%	)	4/23/2026		3,031,993	3,031,994
Ceva Sante Animale 2025 EUR Term Loan B	5.355% (3 mo. EURIBOR + 3.00%	)	11/8/2030	EUR	5,679,889	6,459,775
Ceva Sante Animale 2025 USD Term Loan B(a)	7.05% (3 mo. USD Term SOFR + 2.75%	)	11/8/2030		$3,440,203	3,457,404
Elanco Animal Health, Inc. Term Loan B	6.174% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027		5,087,000	5,086,898
Gainwell Acquisition Corp. 2021 2nd Lien Incremental Term Loan	12.385% (3 mo. USD Term SOFR + 8.00%	)	10/2/2028		5,714,312	4,771,451	(h)

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pharmaceuticals (continued)
Gainwell Acquisition Corp. 2nd Lien Term Loan	12.385% (3 mo. USD Term SOFR + 8.00%	)	10/2/2028		$1,478,688	$1,234,704
IVC Acquisition Ltd. 2025 USD Repriced Term Loan B(a)	8.049% (3 mo. USD Term SOFR + 3.75%	)	12/12/2028		14,264,033	14,350,972
Jazz Financing Lux SARL 2024 1st Lien Term Loan B(a)	6.577% (1 mo. USD Term SOFR + 2.25%	)	5/5/2028		10,839,001	10,848,322
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	7.527% (3 mo. USD Term SOFR + 3.25%	)	12/4/2031		15,165,298	15,195,856
Total						64,437,376

Pipelines 0.86%
CPPIB Capital, Inc. Term Loan B(a)	7.049% (3 mo. USD Term SOFR + 2.75%	)	8/20/2031		4,753,742	4,734,204
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B	6.575% (1 mo. USD Term SOFR + 2.25%	)	10/5/2028		17,027,140	17,041,017
Rockpoint Gas Storage Partners LP 2025 Term Loan B	7.299% (3 mo. USD Term SOFR + 3.00%	)	9/18/2031		6,981,502	6,993,511
WaterBridge Midstream Operating LLC 2024 Term Loan B	8.30% (3 mo. USD Term SOFR + 4.00%	)	5/10/2029		11,409,665	11,302,699
Total						40,071,431

Real Estate 0.40%
Apleona Holding GmbH 2025 EUR Delayed Draw Term Loan(a)	–	(f)	4/10/2032	EUR	58,907	67,466
Apleona Holding GmbH 2025 EUR Term Loan B(a)	–	(f)	4/10/2032	EUR	726,521	832,080
CoreLogic, Inc. 2nd Lien Term Loan	10.941% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029		$6,885,579	6,713,439
Cushman & Wakefield U.S. Borrower LLC 2024 Tranche 2 Incremental Term Loan	7.577% (1 mo. USD Term SOFR + 3.25%	)	1/31/2030		10,878,655	10,960,246
Total						18,573,231

Real Estate Investment Trusts 0.19%
KREF Holdings X LLC 2025 Term Loan B	7.592% (1 mo. USD Term SOFR + 3.25%	)	3/5/2032		5,805,000	5,826,798
Starwood Property Trust, Inc. 2025 USD Term Loan B	–	(f)	1/2/2030		2,845,000	2,859,225
Total						8,686,023

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail 4.75%
BCPE Grill Parent 2023 Term Loan B	9.077% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030		$14,025,596	$13,575,585
CD&R Firefly Bidco Ltd. 2025 GBP Term Loan	9.959% (SONIA + 4.75%	)	4/29/2029	GBP	10,437,000	14,064,254
Flynn Restaurant Group LP 2021 Term Loan B	8.691% (1 mo. USD Term SOFR + 4.25%	)	12/1/2028		$16,610,583	16,633,091
Flynn Restaurant Group LP 2025 Incremental Term Loan	8.077% (1 mo. USD Term SOFR + 3.75%	)	1/28/2032		1,912,000	1,899,811
Foundation Building Materials Holding Co. LLC 2021 Term Loan	7.691% - 7.79% (1 mo. USD Term SOFR + 3.25%) (3 mo. USD Term SOFR + 3.25%	)	1/31/2028		13,569,035	13,194,801
Great Outdoors Group LLC 2025 Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	1/23/2032		28,220,362	28,047,512
Harbor Freight Tools USA, Inc. 2024 Term Loan B	–	(f)	6/11/2031		9,547,000	9,245,888
IRB Holding Corp. 2024 1st Lien Term Loan B	6.827% (1 mo. USD Term SOFR + 2.50%	)	12/15/2027		13,794,000	13,796,690
LBM Acquisition LLC 2024 Incremental Term Loan B	8.175% (1 mo. USD Term SOFR + 3.75%	)	6/6/2031		7,499,182	6,759,987
LBM Acquisition LLC Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	12/17/2027		3,971,675	3,841,682
Leslie’s Poolmart, Inc. 2021 Term Loan B	7.191% (1 mo. USD Term SOFR + 2.75%	)	3/9/2028		14,957,000	11,262,920
Park River Holdings, Inc. Term Loan	7.80% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027		11,635,039	11,231,769
Peer Holding III BV 2024 EUR Term Loan B7	5.605% (3 mo. EURIBOR + 3.25%	)	11/26/2031	EUR	4,750,000	5,428,903
Peer Holding III BV 2025 USD Term Loan B4B(a)	6.799% (3 mo. USD Term SOFR + 2.50%	)	10/28/2030		$9,595,586	9,631,570
Peer Holding III BV 2025 USD Term Loan B5B(a)	6.799% (3 mo. USD Term SOFR + 2.50%	)	7/1/2031		9,754,553	9,788,693
PetSmart, Inc. 2021 Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	2/11/2028		21,281,376	21,241,474
QSRP Finco BV 2024 EUR Add on Term Loan B	7.871% (6 mo. EURIBOR + 5.25%	)	6/19/2031	EUR	1,701,000	1,945,490
QSRP Finco BV EUR Term Loan B	7.918% (6 mo. EURIBOR + 5.25%	)	6/19/2031	EUR	7,245,000	8,286,347
QXO, Inc. Term Loan B	7.28% (3 mo. USD Term SOFR + 3.00%	)	4/30/2032		$1,898,333	1,906,743

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Retail (continued)
RVR Dealership Holdings LLC Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	2/8/2028	$49,112	$45,660
Tacala LLC 2024 Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	1/31/2031	2,865,900	2,881,218
White Cap Buyer LLC 2024 Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	10/19/2029	17,473,442	17,332,868
Total					222,042,956

Semiconductors 0.27%
Instructure Holdings, Inc. 2024 Term Loan	7.205% (6 mo. USD Term SOFR + 3.00%	)	11/13/2031	12,730,000	12,731,464

Service 0.27%
Red Planet Borrower LLC Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	10/2/2028	12,245,178	12,159,890
Sabre GLBL, Inc. 2022 1st Lien Term Loan B	9.427% (1 mo. USD Term SOFR + 5.00%	)	6/30/2028	325,924	321,117
Total					12,481,007

Software 10.33%
Applied Systems, Inc. 2024 1st Lien Term Loan	6.799% (3 mo. USD Term SOFR + 2.50%	)	2/24/2031	6,536,492	6,568,391
Apttus Corp. 2024 Term Loan B	7.78% (3 mo. USD Term SOFR + 3.50%	)	5/8/2028	6,537,945	6,566,548
Ascend Learning LLC 2025 Repriced Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	12/11/2028	13,387,000	13,340,949
BCPE Pequod Buyer, Inc. USD Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	11/25/2031	12,208,000	12,250,728
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.083% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	9,706,000	9,333,921
Boxer Parent Co., Inc. 2025 USD Term Loan B	7.333% (3 mo. USD Term SOFR + 3.00%	)	7/30/2031	19,473,549	19,360,894
Cast & Crew Payroll LLC 2021 Incremental Term Loan	–	(f)	12/29/2028	50,000	46,438
CCC Intelligent Solutions, Inc. Term Loan	6.327% (1 mo. USD Term SOFR + 2.00%	)	1/23/2032	4,773,000	4,782,952
Central Parent, Inc. 2024 Term Loan B	7.549% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	13,264,063	11,840,497
Clearwater Analytics LLC 2025 Term Loan B	6.529% (3 mo. USD Term SOFR + 2.25%	)	4/21/2032	4,799,000	4,810,998

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Cloud Software Group, Inc. 2024 1st Lien Term Loan B	7.799% (3 mo. USD Term SOFR + 3.50%	)	3/29/2029	$22,109,796	$22,082,269
Cloud Software Group, Inc. 2024 USD Term Loan	8.049% (3 mo. USD Term SOFR + 3.75%	)	3/21/2031	10,376,550	10,363,580
Constant Contact, Inc. Second Lien Term Loan	12.018% (3 mo. USD Term SOFR + 7.50%	)	2/12/2029	7,443,000	6,066,045
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031	4,687,500	4,708,008
Cotiviti Corp. 2024 Term Loan	7.074% (1 mo. USD Term SOFR + 2.75%	)	5/1/2031	6,313,813	6,294,114
Cotiviti Corp. 2025 2nd Amendment Term Loan	7.074% (1 mo. USD Term SOFR + 2.75%	)	3/26/2032	11,477,000	11,412,442
Darktrace PLC 1st Lien Term Loan(a)	7.458% (3 mo. USD Term SOFR + 3.25%	)	10/9/2031	6,067,000	6,075,615
Darktrace PLC 2nd Lien Term Loan(a)	9.458% (3 mo. USD Term SOFR + 5.25%	)	10/9/2032	11,309,000	11,105,438
DCert Buyer, Inc. 2019 Term Loan B	8.327% (1 mo. USD Term SOFR + 4.00%	)	10/16/2026	15,504,978	15,340,238
DTI Holdco, Inc. 2025 Term Loan B	8.327% (1 mo. USD Term SOFR + 4.00%	)	4/26/2029	19,063,957	19,069,867
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	10/9/2029	11,141,285	11,171,088
EP Purchaser LLC 2021 Term Loan B	–	(f)	11/6/2028	50,000	49,156
Epicor Software Corp. 2024 Term Loan E	7.077% (1 mo. USD Term SOFR + 2.75%	)	5/30/2031	5,039,017	5,056,855
Informatica LLC 2024 Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	10/27/2028	4,764,000	4,785,581
IQN Holding Corp. 2024 Term Loan	7.299% (3 mo. USD Term SOFR + 3.00%	)	7/16/2031	7,702,715	7,701,174
IQN Holding Corp. 2024 2nd Lien Term Loan	–	(f)	7/16/2032	7,554,496	7,551,323
Javelin Buyer, Inc. 2024 1st Lien Term Loan	7.583% (3 mo. USD Term SOFR + 3.25%	)	12/5/2031	8,225,000	8,252,019
Mitchell International, Inc. 2024 1st Lien Term Loan	7.577% (1 mo. USD Term SOFR + 3.25%	)	6/17/2031	9,288,325	9,271,885
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.577% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032	8,619,000	8,403,525
Modena Buyer LLC Term Loan	8.78% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031	22,668,499	22,027,434

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Mosel Bidco SE 2025 EUR Term Loan B	6.105% (3 mo. EURIBOR + 3.75%	)	9/16/2030	EUR	5,730,000	$6,550,891
PointClickCare Technologies, Inc. 2024 USD Term Loan B(a)	7.549% (3 mo. USD Term SOFR + 3.25%	)	11/3/2031		$13,647,795	13,694,743
Polaris Newco LLC EUR Term Loan B	5.759% (1 mo. EURIBOR + 3.75%	)	6/2/2028	EUR	10,628,883	11,666,261
Press Ganey Holdings, Inc. 2024 1st Lien Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	4/30/2031		$15,176,215	15,198,296
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B	7.549% - 7.56% (3 mo. USD Term SOFR + 3.25%	)	10/26/2030		4,978,000	4,998,733
Project Alpha Intermediate Holding, Inc. 2025 2nd Lien Incremental Term Loan	9.308% (3 mo. USD Term SOFR + 5.00%	)	5/9/2033		8,733,000	8,642,963
RealPage, Inc. 2024 Incremental Term Loan	8.049% (3 mo. USD Term SOFR + 3.75%	)	4/24/2028		4,442,000	4,449,973
Rocket Software, Inc. 2023 USD Term Loan B	8.577% (1 mo. USD Term SOFR + 4.25%	)	11/28/2028		22,597,183	22,656,726
Skopima Merger Sub, Inc. 2024 Repriced Term Loan	8.077% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028		15,274,717	15,233,781
Storable, Inc. 2025 Term Loan B	7.577% (1 mo. USD Term SOFR + 3.25%	)	4/16/2031		12,256,355	12,274,985
Surf Holdings LLC 2025 Incremental Term Loan	7.943% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027		13,048,802	13,101,845
Thunder Generation Funding LLC Term Loan B	7.299% (3 mo. USD Term SOFR + 3.00%	)	10/3/2031		24,269,626	24,337,945
UKG, Inc. 2024 Term Loan B	7.329% (1 mo. USD Term SOFR + 3.00%	)	2/10/2031		14,923,583	14,969,025
Waystar Technologies, Inc. 2024 1st Lien Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	10/22/2029		5,080,169	5,096,045
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	7.577% (1 mo. USD Term SOFR + 3.25%	)	11/26/2031		16,726,080	16,722,149
Zelis Payments Buyer, Inc. Term Loan B	7.077% (1 mo. USD Term SOFR + 2.75%	)	9/28/2029		7,384,352	7,340,895
Total						482,625,228

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software/Services 0.18%
Peraton Corp. Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	2/1/2028		$9,812,969	$8,526,734

Telecommunications 1.98%
Altice France SA EUR Term Loan B12	5.279% (3 mo. EURIBOR + 3.00%	)	2/2/2026	EUR	4,465,892	4,502,082
CenturyLink, Inc. 2020 Term Loan B	–	(f)	3/15/2027		$6,963,943	6,650,566
CommScope, Inc. 2024 Term Loan	–	(f)	12/17/2029		10,060,000	10,178,758
Connect Finco SARL 2024 Non-Extended Term Loan B(a)	–	(f)	12/11/2026		5,616,000	5,606,650
Delta TopCo, Inc. 2025 Term Loan B	7.069% (3 mo. USD Term SOFR + 2.75%	)	11/30/2029		10,298,495	10,254,881
Delta TopCo, Inc. 2024 2nd Lien Term Loan	–	(f)	11/29/2030		6,241,000	6,255,635
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.791% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029		15,212,193	15,091,789
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.791% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030		11,853,350	11,752,952
MasOrange Finco PLC 2025 EUR Term Loan B	5.217% (3 mo. EURIBOR + 2.75%	)	3/25/2031	EUR	19,387,000	22,024,308
Total						92,317,621

Transportation 0.70%
Gategroup Fin Luxembourg SA USD Term Loan B(a)	–	(f)	6/12/2032		$13,569,000	13,607,197
Rand Parent LLC 2025 Term Loan B	7.299% (3 mo. USD Term SOFR + 3.00%	)	3/18/2030		7,932,004	7,797,159
Stonepeak Nile Parent LLC Term Loan B	9.25% (PRIME rate + 1.75%	)	4/9/2032		11,102,000	11,097,393
Total						32,501,749

Utilities 3.81%
Alpha Generation LLC Term Loan B	7.077% (1 mo. USD Term SOFR + 2.75%	)	9/30/2031		25,885,920	26,027,516
Cogentrix Finance Holdco I LLC Term Loan B	7.077% (1 mo. USD Term SOFR + 2.75%	)	2/26/2032		10,798,500	10,840,344
Compass Power Generation LLC 2024 Term Loan B3	8.077% (1 mo. USD Term SOFR + 3.75%	)	4/14/2029		18,930,458	19,057,671
Cornerstone Generation LLC Term Loan B	–	(f)	10/28/2031		7,870,000	7,916,748
Hamilton Projects Acquiror LLC 2024 Term Loan B	7.327% (1 mo. USD Term SOFR + 3.00%	)	5/22/2031		15,702,317	15,786,717

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
Invenergy Thermal Operating I LLC 2025 Term Loan B	–	(f)	5/14/2032	$5,010,937	$5,052,704
Invenergy Thermal Operating I LLC 2025 Term Loan C	–	(f)	5/14/2032	334,063	336,847
Lightning Power LLC Term Loan B	6.549% (3 mo. USD Term SOFR + 2.25%	)	8/18/2031	8,989,825	9,013,333
Lightstone Holdco LLC 2022 Extended Term Loan B	10.03% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	16,084,301	16,132,956
Lightstone Holdco LLC 2022 Extended Term Loan C	10.03% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	861,222	863,827
Long Ridge Energy LLC Term Loan B	8.827% (1 mo. USD Term SOFR + 4.50%	)	2/19/2032	9,562,000	9,318,982
Potomac Energy Center LLC 2025 Term Loan	–	(f)	3/14/2032	16,715,886	16,726,333
South Field LLC 2025 Term Loan B	7.549% (3 mo. USD Term SOFR + 3.25%	)	8/29/2031	20,826,954	20,885,582
South Field LLC 2025 Term Loan C	7.549% (3 mo. USD Term SOFR + 3.25%	)	8/29/2031	1,331,357	1,335,105
Talen Energy Supply LLC 2023 Term Loan B	6.808% (3 mo. USD Term SOFR + 2.50%	)	5/17/2030	18,541,625	18,602,442
Total					177,897,107
Total Floating Rate Loans (cost $3,864,974,693)					3,866,809,922

	Dividend Rate			Shares

PREFERRED STOCKS 0.61%

Transportation Infrastructure 0.61%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon			444,753	28,464,192

	Exercise Price		Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$ 4.00		12/31/2099	12,651	696

Miscellaneous Financials 0.00%
Utex Industries*	114.76		12/3/2025	57,340	6	(d)

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

	Exercise	Expiration		Fair
Investments	Price	Date	Shares	Value
Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	$ 3.50	12/31/2099	147,340	$216,442
Total Warrants (cost $652,304)				217,144
Total Long-Term Investments (cost $4,442,446,228)				4,445,993,076

			Principal Amount‡
SHORT-TERM INVESTMENTS 5.40%
REPURCHASE AGREEMENTS 3.92%
Repurchase Agreement dated 5/30/2025, 4.320% due 6/2/2025 with Barclays Capital, Inc. collateralized by $41,720,600 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $41,667,347; proceeds: $40,848,700 (cost $40,834,000)			$40,834,000	40,834,000
Repurchase Agreement dated 5/30/2025, 4.310% due 6/2/2025 with JPMorgan Securities LLC collateralized by $158,182,000 of U.S. Treasury Bond at 2.750% due 8/15/2032; value: $145,067,347; proceeds: $142,217,061 (cost $142,166,000)			142,166,000	142,166,000
Total Repurchase Agreements (cost $183,000,000)				183,000,000

Time Deposits 0.15%
CitiBank N.A.(i) (cost $6,927,752)			6,927,752	6,927,752

			Shares

Money Market Funds 1.33%
Fidelity Government Portfolio(i) (cost $62,349,768)			62,349,768	62,349,768
Total Short-Term Investments (cost $252,277,520)				252,277,520
Total Investments in Securities 100.61% (cost $4,694,723,748)				4,698,270,596
Less Unfunded Loan Commitments (0.13%) (cost $6,149,704)				(6,167,552)
Net Investments in Securities 100.48% (cost $4,688,574,044)				4,692,103,044
Other Assets and Liabilities – Net(j) (0.48)%				(22,278,601)
Net Assets 100.00%				$4,669,824,443

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $377,475,466, which represents 8.08% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Securities purchased on a when-issued basis (See Note 2(l)).
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(f)	Interest Rate to be determined.
(g)	Security partially/fully unfunded (See Note 2(d)).
(h)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at May 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2027	$173,000,000	$3,626,444	$(1,405,608)	$2,220,836
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2030	25,000,000	1,246,126	(590,702)	655,424
Bank of America(2)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	–	404,022	404,022
Bank of America(2)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	–	599,311	599,311
Bank of America(2)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	–	1,251,344	1,251,344
Bank of America(2)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	–	932,341	932,341
Total					$4,872,570	$1,190,708	$6,063,278

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	4.491%	12-Month USD SOFR Index	10/6/2026	$5,995,000	$–	$(46,566)	$(46,566)
Bank of America(2)	4.423%	12-Month USD SOFR Index	2/1/2027	8,259,000	–	(85,375)	(85,375)
Bank of America(2)	4.131%	12-Month USD SOFR Index	4/15/2029	9,534,000	–	(190,535)	(190,535)
Bank of America(2)	4.058%	12-Month USD SOFR Index	7/25/2030	4,661,000	–	(96,877)	(96,877)
Bank of America(2)	4.015%	12-Month USD SOFR Index	1/15/2032	9,552,000	–	(181,509)	(181,509)
Bank of America(2)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	–	(78,688)	(78,688)
Total					$–	$(679,550)	$(679,550)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at May 31, 2025:

Swap Counterparty	Refer- enced Index*	Referenced Spread	Units	Position	Termi- nation Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	572,834	Long	6/20/2025	$125,210,000	$(914)	$1,935,661	$1,934,747
Morgan Stanley	IBOXX	12-Month USD SOFR Index	210,430	Long	6/20/2025	46,000,000	116	706,403	706,519
Total						$171,210,000	$(798)	$2,642,064	$2,641,266

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leveraged Loan Index.

Forward Foreign Currency Exchange Contracts at May 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank PLC	8/22/2025	1,834,000	$2,086,034	$2,093,445	$7,411
Euro	Buy	Barclays Bank PLC	8/22/2025	1,664,000	1,895,811	1,899,396	3,585
Euro	Buy	Morgan Stanley	8/22/2025	2,274,000	2,592,092	2,595,690	3,598
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$14,594

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Barclays Bank PLC	6/27/2025	4,876,000	$ 6,494,495	$ 6,570,414	$(75,919)
British pound	Sell	State Street Bank And Trust	6/27/2025	13,007,000	16,806,735	17,526,942	(720,207)
Euro	Sell	Bank Of America	8/22/2025	5,054,000	5,766,934	5,768,960	(2,026)
Euro	Sell	State Street Bank And Trust	8/22/2025	187,449,000	213,536,277	213,966,319	(430,042)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,228,194)

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	1,107	Long	$229,379,616	$229,633,312	$253,696

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$101,255,554	$–		$101,255,554
Common Stocks	–	22,415,474	–		22,415,474
Corporate Bonds
Mining	–	–	–	(3)	–
Remaining Industries	–	322,051,560	–		322,051,560
Exchange-Traded Funds	104,779,230	–	–		104,779,230
Floating Rate Loans
Pharmaceuticals	–	59,665,925	4,771,451		64,437,376
Remaining Industries	–	3,802,372,546	–		3,802,372,546
Less Unfunded Loan Commitments	–	(6,167,552)	–		(6,167,552)
Preferred Stocks	–	28,464,192	–		28,464,192
Warrants	–	217,138	6		217,144
Short-Term Investments
Repurchase Agreements	–	183,000,000	–		183,000,000
Time Deposits	–	6,927,752	–		6,927,752
Money Market Funds	62,349,768	–	–		62,349,768
Total	$167,128,998	$4,520,202,589	$4,771,457		$4,692,103,044

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$6,063,278	$–	$6,063,278
Liabilities	–	(679,550)	–	(679,550)
Total Return Swap Contracts
Assets	–	2,641,266	–	2,641,266
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	14,594	–	14,594
Liabilities	–	(1,228,194)	–	(1,228,194)
Futures Contracts
Assets	253,696	–	–	253,696
Liabilities	–	–	–	–
Total	$253,696	$6,811,394	$–	$7,065,090

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2025

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 97.21%

COMMON STOCKS 0.26%

Automobile Components 0.05%
Chassix Holdings, Inc.*			465,820	$1,824,617

Electric: Utilities 0.02%
Frontera Generation Holdings LLC*			87,622	679,070

Health Care Providers & Services 0.04%
Recovery Solutions LLC*			74,342	1,003,617
Wellpath Holdings, Inc.*			35,809	17,904
Wellpath Holdings, Inc.*			34,699	468,437
Total				1,489,958

Machinery 0.00%
TNT Crane & Rigging, Inc.*			14,844	17,160

Miscellaneous Financials 0.05%
Utex Industries*			49,219	1,587,313

Personal Care Products 0.06%
Britax Group Ltd.*			2,481	–
Gibson Brands Private Equity*			33,017	2,173,625
Total				2,173,625

Real Estate Management & Development 0.01%
Sunac China Holdings Ltd.*(a)			679,790	119,252

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*			47,809	403,413
Claire’s Holdings LLC*			7,482	1,122
Total				404,535

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*			14,214	703,593
Total Common Stocks (cost $19,957,244)				8,999,123

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.03%

Equity Real Estate 0.03%
Sunac China Holdings Ltd. (China)†(b)(c) (cost $6,004,590)	Zero Coupon	9/30/2028	$6,981,286	820,301

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
CORPORATE BONDS 92.98%

Advertising 0.40%
CMG Media Corp.†	8.875%	6/18/2029		$6,865,000	$6,332,962
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031		7,032,000	7,430,560
Total					13,763,522

Aerospace/Defense 2.14%
Bombardier, Inc. (Canada)†(c)	7.00%	6/1/2032		3,457,000	3,539,847
Bombardier, Inc. (Canada)†(c)	7.25%	7/1/2031		3,457,000	3,569,356
Bombardier, Inc. (Canada)†(c)	8.75%	11/15/2030		3,085,000	3,315,011
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(c)	7.50%	2/15/2032		7,188,000	7,241,012
Goat Holdco LLC†	6.75%	2/1/2032		5,239,000	5,222,628
Moog, Inc.†	4.25%	12/15/2027		5,350,000	5,186,282
TransDigm, Inc.	4.625%	1/15/2029		21,759,000	21,089,578
TransDigm, Inc.†	6.00%	1/15/2033		13,986,000	13,849,386
TransDigm, Inc.†	6.875%	12/15/2030		9,957,000	10,275,056
Total					73,288,156

Agriculture 0.22%
Turning Point Brands, Inc.†	7.625%	3/15/2032		7,065,000	7,446,623

Airlines 0.81%
American Airlines, Inc.†	7.25%	2/15/2028		6,944,000	7,018,517
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		4,967,146	4,880,731
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031		5,319,000	5,265,069
United Airlines, Inc.†	4.625%	4/15/2029		4,972,000	4,725,770
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	6.375%	2/1/2030		6,601,000	5,933,905
Total					27,823,992

Auto Manufacturers 1.60%
Allison Transmission, Inc.†	3.75%	1/30/2031		3,940,000	3,579,658
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)	10.00%	3/31/2029		9,410,000	8,828,498
Aston Martin Capital Holdings Ltd.	10.375%	3/31/2029	GBP	2,761,000	3,515,430
Ford Motor Credit Co. LLC	7.35%	3/6/2030		$3,344,000	3,484,600
JB Poindexter & Co., Inc.†	8.75%	12/15/2031		4,555,000	4,521,223
New Flyer Holdings, Inc.†(d)	9.25%	7/1/2030		2,052,000	2,108,430
Nissan Motor Acceptance Co. LLC†	2.75%	3/9/2028		6,926,000	6,346,008
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028		1,992,000	2,024,512

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Auto Manufacturers (continued)
Nissan Motor Co. Ltd. (Japan)†(c)	4.81%		9/17/2030			$18,688,000	$17,221,555
NM Holdings Co. LLC(e)	Zero Coupon		–			250,000	–	(f)
Wabash National Corp.†	4.50%		10/15/2028			4,012,000	3,428,855
Total							55,058,769

Auto Parts & Equipment 1.50%
Dana, Inc.	4.50%		2/15/2032			1,572,000	1,471,749
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%		5/31/2032			3,231,000	3,299,946
Goodyear Tire & Rubber Co.	5.25%		7/15/2031			7,863,000	7,342,976
Goodyear Tire & Rubber Co.	6.625%		7/15/2030			2,744,000	2,750,086
Grupo Antolin-Irausa SA	10.375%		1/30/2030		EUR	2,016,000	1,668,015
IHO Verwaltungs GmbH (Germany)†(c)	8.00%		11/15/2032			$8,647,000	8,666,101
Mahle GmbH	6.50%		5/2/2031		EUR	3,302,000	3,736,615
Real Hero Merger Sub 2, Inc.†(g)	6.25%		2/1/2029			$3,421,000	2,672,176
Tenneco, Inc.†	8.00%		11/17/2028			2,650,000	2,611,312
ZF North America Capital, Inc.†	6.75%		4/23/2030			3,573,000	3,396,798
ZF North America Capital, Inc.†	6.875%		4/14/2028			3,562,000	3,533,252
ZF North America Capital, Inc.†	7.125%		4/14/2030			10,524,000	10,155,958
Total							51,304,984

Banks 1.45%
BW Real Estate, Inc.†	9.50% (5 yr. CMT + 5.40%	)#	–	(h)		4,155,000	4,165,454
Freedom Mortgage Corp.†	12.25%		10/1/2030			1,283,000	1,419,147
Independent Bank Corp.	7.25% (3 mo. USD Term SOFR + 3.53%	)#	4/1/2035			3,897,000	3,927,591
Intesa Sanpaolo SpA (Italy)†(c)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032			8,113,000	7,313,248
Popular, Inc.	7.25%		3/13/2028			4,877,000	5,129,902
Societe Generale SA (France)†(c)	9.375% (5 yr. CMT + 5.39%	)#	–	(h)		4,792,000	5,082,136
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031			6,106,000	5,888,124
Texas Capital Bank NA	5.25%		1/31/2026			6,402,000	6,361,328
UBS Group AG (Switzerland)†(c)(g)	7.75% (5 yr. USD SOFR ICE SWAP + 4.16%	)#	–	(h)		3,120,000	3,286,652
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.75%	)#	–	(h)		1,330,000	1,450,636
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031			6,229,000	5,766,435
Total							49,790,653

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials 2.67%
ACProducts Holdings, Inc.†	6.375%	5/15/2029		$8,117,000	$2,989,514
AmeriTex HoldCo Intermediate LLC†(g)	10.25%	10/15/2028		4,923,000	5,229,624
Boise Cascade Co.†	4.875%	7/1/2030		3,771,000	3,649,462
Builders FirstSource, Inc.†	4.25%	2/1/2032		3,913,000	3,553,120
Builders FirstSource, Inc.†	6.375%	6/15/2032		7,058,000	7,129,695
CP Atlas Buyer, Inc.†	7.00%	12/1/2028		6,490,000	5,394,138
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%	12/15/2030		15,657,000	15,834,920
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031		3,723,000	3,813,100
Griffon Corp.	5.75%	3/1/2028		2,458,000	2,444,872
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030		9,360,000	8,652,757
New Enterprise Stone & Lime Co., Inc.†	5.25%	7/15/2028		3,560,000	3,496,240
PCF GmbH	4.75%	4/15/2029	EUR	3,730,869	3,485,960
Quikrete Holdings, Inc.†	6.375%	3/1/2032		$3,278,000	3,333,339
Quikrete Holdings, Inc.†	6.75%	3/1/2033		6,612,000	6,714,823
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		5,854,000	5,773,115
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031		6,405,000	6,582,873
West China Cement Ltd. (China)(c)	4.95%	7/8/2026		4,527,000	3,671,492
Total					91,749,044

Chemicals 2.64%
ASK Chemicals Deutschland Holding GmbH	10.00%	11/15/2029	EUR	6,305,000	7,060,576
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029		$9,868,121	4,095,230
ASP Unifrax Holdings, Inc.†	11.175%	9/30/2029		5,574,725	5,075,425
Axalta Coating Systems Dutch Holding B BV (Netherlands)†(c)	7.25%	2/15/2031		3,556,000	3,724,035
Celanese U.S. Holdings LLC	6.50%	4/15/2030		3,796,000	3,828,467
Celanese U.S. Holdings LLC	6.58%	7/15/2029		3,469,000	3,565,560
Celanese U.S. Holdings LLC(g)	6.75%	4/15/2033		7,034,000	6,852,621
Cerdia Finanz GmbH (Germany)†(c)	9.375%	10/3/2031		7,018,000	7,228,708
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		4,493,000	4,471,964
Herens Holdco SARL (Luxembourg)†(c)	4.75%	5/15/2028		1,898,000	1,664,436
Herens Midco SARL	5.25%	5/15/2029	EUR	6,964,000	6,040,545
Ingevity Corp.†	3.875%	11/1/2028		$3,764,000	3,540,884
Itelyum Regeneration SpA†	5.75%	4/15/2030	EUR	2,838,000	3,237,714
Itelyum Regeneration SpA	5.75%	4/15/2030	EUR	1,926,000	2,197,265
Minerals Technologies, Inc.†	5.00%	7/1/2028		$5,100,000	4,958,883
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		4,663,000	4,666,614
Rain Carbon, Inc.†(g)	12.25%	9/1/2029		7,508,000	7,831,955
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		3,525,000	3,424,471

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
SK Invictus Intermediate II SARL (Luxembourg)†(c)	5.00%	10/30/2029		$3,814,000	$3,626,877
SNF Group SACA (France)†(c)(g)	3.375%	3/15/2030		4,002,000	3,658,870
Total					90,751,100

Coal 0.49%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		3,650,000	3,818,630
Coronado Finance Pty. Ltd. (Australia)†(c)	9.25%	10/1/2029		5,555,000	4,134,013
SunCoke Energy, Inc.†	4.875%	6/30/2029		9,737,000	8,958,405
Total					16,911,048

Commercial Services 4.88%
Adtalem Global Education, Inc.†	5.50%	3/1/2028		3,588,000	3,562,345
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%	5/21/2030	EUR	506,000	583,696
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%	5/21/2030		$3,875,000	3,939,593
Allied Universal Holdco LLC†	7.875%	2/15/2031		3,532,000	3,662,822
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029		5,554,000	5,262,308
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(c)	4.625%	6/1/2028		12,825,000	12,259,617
Alta Equipment Group, Inc.†(g)	9.00%	6/1/2029		3,712,000	3,246,547
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029		7,163,000	6,760,407
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032		4,600,000	4,638,143
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	5,131,000	5,260,190
Brink’s Co.†	6.75%	6/15/2032		$3,528,000	3,622,071
CoreCivic, Inc.	8.25%	4/15/2029		3,266,000	3,454,216
CPI CG, Inc.†	10.00%	7/15/2029		3,795,000	4,022,700
EquipmentShare.com, Inc.†	8.625%	5/15/2032		3,751,000	3,938,181
EquipmentShare.com, Inc.†	9.00%	5/15/2028		10,456,000	10,867,810
GEO Group, Inc.	8.625%	4/15/2029		3,210,000	3,390,727
GEO Group, Inc.	10.25%	4/15/2031		6,049,000	6,636,097
Herc Holdings Escrow, Inc.†(d)	7.00%	6/15/2030		5,455,000	5,623,290
Herc Holdings Escrow, Inc.†(d)	7.25%	6/15/2033		2,567,000	2,643,758
Hertz Corp.†	Zero Coupon	1/15/2028		6,517,000	1,401,155
Hertz Corp.†(g)	4.625%	12/1/2026		3,656,000	3,231,932
Hertz Corp.†	12.625%	7/15/2029		4,789,000	4,881,011
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(c)	9.50%	7/10/2036		6,686,409	6,559,367

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(c)	8.25%		11/15/2028		$5,941,000	$6,134,124
NESCO Holdings II, Inc.†	5.50%		4/15/2029		3,552,000	3,349,321
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(c)	5.90%		11/24/2031		9,682,000	9,316,868
Raven Acquisition Holdings LLC†	6.875%		11/15/2031		3,603,000	3,595,656
Rekeep SpA	9.00%		9/15/2029	EUR	6,626,000	7,469,629
Rekeep SpA†	9.00%		9/15/2029	EUR	1,307,000	1,473,409
RR Donnelley & Sons Co.†	9.50%		8/1/2029		$3,750,000	3,763,079
Service Corp. International	4.00%		5/15/2031		7,417,000	6,841,427
Sotheby’s†	7.375%		10/15/2027		1,748,000	1,730,008
TriNet Group, Inc.†	7.125%		8/15/2031		6,507,000	6,712,933
Williams Scotsman, Inc.†	6.625%		6/15/2029		2,359,000	2,407,600
Williams Scotsman, Inc.†	6.625%		4/15/2030		4,965,000	5,092,749
Total						167,334,786

Computers 0.30%
Amentum Holdings, Inc.†	7.25%		8/1/2032		3,234,000	3,301,733
CACI International, Inc.†(d)	6.375%		6/15/2033		3,015,000	3,077,381
NCR Atleos Corp.†	9.50%		4/1/2029		3,596,000	3,930,230
Total						10,309,344

Cosmetics/Personal Care 0.39%
Opal Bidco SAS (France)†(c)	6.50%		3/31/2032		4,846,000	4,845,201
Perrigo Finance Unlimited Co. (Ireland)(c)	4.90%		6/15/2030		4,095,000	3,944,863
Perrigo Finance Unlimited Co. (Ireland)(c)	6.125%		9/30/2032		4,703,000	4,698,301
Total						13,488,365

Distribution/Wholesale 0.42%
American Builders & Contractors Supply Co., Inc.†	3.875%		11/15/2029		3,649,000	3,402,020
Resideo Funding, Inc.†	4.00%		9/1/2029		4,048,000	3,758,443
Resideo Funding, Inc.†	6.50%		7/15/2032		3,375,000	3,406,978
SIG PLC	9.75%		10/31/2029	EUR	3,302,000	3,732,033
Total						14,299,474

Diversified Financial Services 5.57%
AG Issuer LLC†	6.25%		3/1/2028		$3,650,000	3,652,582
Aretec Group, Inc.†	10.00%		8/15/2030		3,633,000	3,963,305
Bread Financial Holdings, Inc.†	8.375% (5 yr. CMT + 4.30%	)#	6/15/2035		3,276,000	3,183,865

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	$6,211,000	$6,627,951
Coinbase Global, Inc.†	3.375%		10/1/2028	9,405,000	8,753,045
Coinbase Global, Inc.†	3.625%		10/1/2031	3,935,000	3,427,940
Credit Acceptance Corp.†	6.625%		3/15/2030	4,981,000	4,970,889
EZCORP, Inc.†	7.375%		4/1/2032	6,846,000	7,121,558
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	6,299,000	6,431,619
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	5,294,000	5,462,561
GGAM Finance Ltd. (Ireland)†(c)	6.875%		4/15/2029	3,428,000	3,500,639
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	5,310,000	5,468,243
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028	3,671,000	3,858,742
ILFC E-Capital Trust I†	6.117% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065	3,413,000	2,828,041
ILFC E-Capital Trust II†	6.367% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065	3,031,000	2,560,962
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	4,712,000	4,542,327
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	4,223,000	4,333,672
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	10,774,000	11,261,933
Jefferson Capital Holdings LLC†	8.25%		5/15/2030	3,265,000	3,344,539
Navient Corp.	4.875%		3/15/2028	3,415,000	3,333,685
Navient Corp.	9.375%		7/25/2030	6,094,000	6,642,070
Navient Corp.	11.50%		3/15/2031	8,395,000	9,517,705
OneMain Finance Corp.	7.125%		11/15/2031	4,666,000	4,751,150
OneMain Finance Corp.	7.50%		5/15/2031	11,293,000	11,616,809
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	5,642,000	5,438,130
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	4,345,000	4,369,310
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,759,000	3,844,371
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	6,130,000	6,460,444
PRA Group, Inc.†	8.875%		1/31/2030	5,295,000	5,434,188
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029	4,554,000	4,744,084
Rfna LP†	7.875%		2/15/2030	3,686,000	3,697,903
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031	7,487,000	6,779,367
StoneX Group, Inc.†	7.875%		3/1/2031	6,541,000	6,894,044
Synchrony Financial	7.25%		2/2/2033	8,737,000	8,934,253
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	3,269,000	3,410,868
Total					191,162,794

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric 2.87%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		$3,253,000	$3,286,870
Algonquin Power & Utilities Corp. (Canada)(c)	4.75% (5 yr. CMT + 3.25%	)#	1/18/2082		7,520,000	7,201,258
Alpha Generation LLC†	6.75%		10/15/2032		5,159,000	5,264,275
ContourGlobal Power Holdings SA (Luxembourg)†(c)	6.75%		2/28/2030		4,648,000	4,714,420
DPL, Inc.	4.35%		4/15/2029		7,502,000	7,225,606
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		6,522,000	5,946,270
Lightning Power LLC†	7.25%		8/15/2032		6,549,000	6,870,430
NRG Energy, Inc.†	5.25%		6/15/2029		3,170,000	3,134,657
NRG Energy, Inc.†	6.00%		2/1/2033		7,065,000	7,006,055
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(h)	7,747,000	8,534,785
Pampa Energia SA (Argentina)†(c)	7.875%		12/16/2034		4,079,000	4,053,262
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055		3,639,000	3,572,461
Pike Corp.†	8.625%		1/31/2031		3,250,000	3,504,573
Talen Energy Supply LLC†	8.625%		6/1/2030		6,744,000	7,206,483
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(h)	3,393,000	3,453,192
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(h)	3,049,000	3,282,657
Vistra Operations Co. LLC†	4.375%		5/1/2029		3,961,000	3,831,665
Vistra Operations Co. LLC†	7.75%		10/15/2031		9,662,000	10,251,024
Total						98,339,943

Electrical Components & Equipment 0.26%
EnerSys†	4.375%		12/15/2027		3,722,000	3,604,461
EnerSys†	6.625%		1/15/2032		5,339,000	5,456,362
Total						9,060,823

Electronics 0.20%
Coherent Corp.†	5.00%		12/15/2029		3,447,000	3,343,706
TTM Technologies, Inc.†	4.00%		3/1/2029		3,625,000	3,452,642
Total						6,796,348

Engineering & Construction 1.03%
Arcosa, Inc.†	4.375%		4/15/2029		3,551,000	3,387,433
Arcosa, Inc.†	6.875%		8/15/2032		1,835,000	1,882,919

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction (continued)
ASG Finance DAC (Ireland)†(c)	9.75%	5/15/2029		$3,649,000	$3,470,500
Brand Industrial Services, Inc.†	10.375%	8/1/2030		3,378,000	3,034,040
Brundage-Bone Concrete Pumping Holdings, Inc.†	7.50%	2/1/2032		1,838,000	1,836,089
Dycom Industries, Inc.†	4.50%	4/15/2029		3,904,000	3,759,396
Gatwick Airport Finance PLC	4.375%	4/7/2026	GBP	3,957,000	5,275,108
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		$3,821,000	3,584,595
Heathrow Finance PLC	6.625%	3/1/2031	GBP	4,285,000	5,668,803
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$3,481,000	3,348,664
Total					35,247,547

Entertainment 2.34%
888 Acquisitions Ltd.	10.75%	5/15/2030	GBP	4,400,000	6,007,703
Boyne USA, Inc.†	4.75%	5/15/2029		$4,092,000	3,935,003
Caesars Entertainment, Inc.†	6.50%	2/15/2032		4,917,000	4,959,630
Caesars Entertainment, Inc.†	7.00%	2/15/2030		3,485,000	3,578,241
Churchill Downs, Inc.†	4.75%	1/15/2028		3,734,000	3,652,189
Churchill Downs, Inc.†	5.75%	4/1/2030		3,895,000	3,842,976
Cinemark USA, Inc.†	5.25%	7/15/2028		4,232,000	4,178,064
Cinemark USA, Inc.†	7.00%	8/1/2032		3,575,000	3,680,627
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	8,246,970
Inter Media & Communication SpA	6.75%	2/9/2027	EUR	8,306,087	9,596,216
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$3,614,000	3,426,885
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		4,693,000	4,499,818
Penn Entertainment, Inc.†	4.125%	7/1/2029		4,494,000	4,018,479
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		6,500,000	5,253,744
Starz Capital Holdings 1, Inc.†	5.50%	4/15/2029		3,824,000	3,412,676
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		7,470,000	7,839,631
Total					80,128,852

Environmental Control 0.32%
GFL Environmental, Inc. (Canada)†(c)	6.75%	1/15/2031		3,278,000	3,404,363
Madison IAQ LLC†	5.875%	6/30/2029		2,062,000	1,996,337
Waste Pro USA, Inc.†	7.00%	2/1/2033		5,329,000	5,477,301
Total					10,878,001

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food 2.86%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		$9,595,000	$9,024,712
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%		2/15/2030		5,232,000	5,094,824
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033		2,123,000	2,157,493
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	2,993,000	3,768,853
Bellis Finco PLC	4.00%		2/16/2027	GBP	3,484,000	4,579,012
Boparan Finance PLC	9.375%		11/7/2029	GBP	4,059,000	5,369,562
Chobani Holdco II LLC†	8.75%		10/1/2029		$3,186,627	3,394,831
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%		11/15/2028		1,792,000	1,747,125
ELO SACA	6.00%		3/22/2029	EUR	3,300,000	3,600,857
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$3,454,000	3,628,361
Ingles Markets, Inc.†	4.00%		6/15/2031		3,523,000	3,230,255
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		4,019,000	3,794,533
Lamb Weston Holdings, Inc.†	4.375%		1/31/2032		3,565,000	3,291,340
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	4,813,000	6,331,385
Ocado Group PLC	10.50%		8/8/2029	GBP	1,700,000	2,306,241
Ocado Group PLC†	10.50%		8/8/2029	GBP	2,591,000	3,514,983
Performance Food Group, Inc.†	4.25%		8/1/2029		$5,285,000	5,044,839
Post Holdings, Inc.†	4.50%		9/15/2031		7,567,000	6,905,939
Post Holdings, Inc.†	4.625%		4/15/2030		4,130,000	3,912,747
Post Holdings, Inc.†	6.25%		2/15/2032		4,917,000	5,005,329
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed†	4.625%		3/1/2029		3,882,000	3,621,816
Tonon Luxembourg SA (Luxembourg)†(b)(c)	6.50%		10/31/2024		1,863,197	0	(f)
TreeHouse Foods, Inc.	4.00%		9/1/2028		5,709,000	5,206,240
U.S. Foods, Inc.†(g)	4.625%		6/1/2030		3,808,000	3,665,317
Total						98,196,594

Forest Products & Paper 0.36%
Ahlstrom Holding 3 OYJ (Finland)†(c)(g)	4.875%		2/4/2028		5,404,000	5,113,958
LD Celulose International GmbH (Austria)†(c)	7.95%		1/26/2032		3,191,000	3,290,320
Mercer International, Inc. (Canada)(c)	5.125%		2/1/2029		1,631,000	1,298,170
Mercer International, Inc. (Canada)†(c)	12.875%		10/1/2028		2,558,000	2,547,343
Total						12,249,791

Gas 0.12%
AltaGas Ltd. (Canada)†(c)	7.20% (5 yr. CMT + 3.57%	)#	10/15/2054		4,216,000	4,133,947

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Products 0.61%
Insulet Corp.†	6.50%	4/1/2033		$3,483,000	$3,584,254
Medline Borrower LP†	3.875%	4/1/2029		14,940,000	14,091,880
Medline Borrower LP†	5.25%	10/1/2029		3,483,000	3,406,459
Total					21,082,593

Health Care-Services 2.50%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		5,612,000	5,376,580
Acadia Healthcare Co., Inc.†	7.375%	3/15/2033		5,795,000	5,912,030
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		6,345,000	5,436,428
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		10,235,000	9,225,838
CHS/Community Health Systems, Inc.†(g)	6.875%	4/15/2029		5,974,000	4,998,177
DaVita, Inc.†	4.625%	6/1/2030		11,713,000	10,952,427
DaVita, Inc.†	6.875%	9/1/2032		3,525,000	3,583,152
Global Medical Response, Inc.†	6.50%	10/1/2025		4,943,000	4,498,723
Kedrion SpA (Italy)†(c)	6.50%	9/1/2029		5,638,000	5,439,903
LifePoint Health, Inc.†(g)	5.375%	1/15/2029		3,982,000	3,766,872
LifePoint Health, Inc.†	10.00%	6/1/2032		3,189,000	3,339,932
LifePoint Health, Inc.†	11.00%	10/15/2030		3,114,000	3,427,240
Molina Healthcare, Inc.†	3.875%	11/15/2030		8,083,000	7,395,618
Molina Healthcare, Inc.†	3.875%	5/15/2032		3,983,000	3,559,769
Pediatrix Medical Group, Inc.†	5.375%	2/15/2030		5,213,000	5,050,128
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		3,811,000	3,878,222
Total					85,841,039

Holding Companies-Diversified 0.32%
Benteler International AG (Austria)†(c)	10.50%	5/15/2028		3,838,000	4,036,026
Clue Opco LLC†(g)	9.50%	10/15/2031		5,869,000	6,047,030
Stena International SA (Luxembourg)†(c)	7.625%	2/15/2031		918,000	930,651
Total					11,013,707

Home Builders 1.68%
Century Communities, Inc.†	3.875%	8/15/2029		7,519,000	6,822,428
Dream Finders Homes, Inc.†	8.25%	8/15/2028		4,252,000	4,380,087
Landsea Homes Corp.†	8.875%	4/1/2029		6,317,000	6,596,288
LGI Homes, Inc.†(g)	7.00%	11/15/2032		3,724,000	3,462,073
LGI Homes, Inc.†	8.75%	12/15/2028		8,644,000	8,901,349
M/I Homes, Inc.	4.95%	2/1/2028		6,254,000	6,174,642
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	5,951,000	7,960,739
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		$5,883,000	5,725,041
STL Holding Co. LLC†	8.75%	2/15/2029		7,431,000	7,790,519
Total					57,813,166

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Insurance 1.69%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	5.875%	11/1/2029		$3,652,000	$3,590,123
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.50%	10/1/2031		3,551,000	3,583,864
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		3,655,000	3,708,469
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	7.375%	10/1/2032		3,364,000	3,462,010
Ardonagh Finco Ltd. (United Kingdom)†(c)	7.75%	2/15/2031		10,406,000	10,767,359
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%	2/15/2032		6,809,000	7,041,623
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031		6,213,000	6,383,093
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	8.125%	2/15/2032		7,784,000	7,991,708
HUB International Ltd.†	7.375%	1/31/2032		3,532,000	3,688,199
Jones Deslauriers Insurance Management, Inc. (Canada)†(c)	10.50%	12/15/2030		3,667,000	3,936,161
Panther Escrow Issuer LLC†	7.125%	6/1/2031		3,608,000	3,734,745
Total					57,887,354

Internet 0.68%
Cablevision Lightpath LLC†	5.625%	9/15/2028		3,791,000	3,664,672
Gen Digital, Inc.†	6.25%	4/1/2033		3,415,000	3,461,454
GrubHub Holdings, Inc.†(g)	5.50%	7/1/2027		7,711,000	7,123,070
Rakuten Group, Inc. (Japan)†(c)	9.75%	4/15/2029		5,225,000	5,604,549
United Group BV	6.75%	2/15/2031	EUR	2,835,000	3,347,966
Total					23,201,711

Iron-Steel 1.12%
Algoma Steel, Inc. (Canada)†(c)	9.125%	4/15/2029		$5,244,000	4,540,806
ATI, Inc.	5.125%	10/1/2031		10,694,000	10,328,493
ATI, Inc.	7.25%	8/15/2030		4,771,000	4,999,855
Carpenter Technology Corp.	7.625%	3/15/2030		3,419,000	3,528,367
Commercial Metals Co.	4.125%	1/15/2030		3,953,000	3,726,488
Samarco Mineracao SA (Brazil)(c)	9.50%	6/30/2031		7,560,847	7,348,091
U.S. Steel Corp.	6.65%	6/1/2037		3,719,000	3,854,985
Total					38,327,085

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Leisure Time 1.39%
Carnival Corp.†	5.75%		3/15/2030		$12,040,000	$12,075,650
Carnival Corp.†	6.00%		5/1/2029		10,729,000	10,763,984
Life Time, Inc.†	6.00%		11/15/2031		3,604,000	3,614,448
NCL Corp. Ltd.†	6.75%		2/1/2032		3,513,000	3,515,850
NCL Corp. Ltd.†	8.125%		1/15/2029		3,391,000	3,572,510
Sabre GLBL, Inc.†	8.625%		6/1/2027		3,594,000	3,700,131
Sabre GLBL, Inc.†	11.25%		12/15/2027		2,301,000	2,275,114
Viking Cruises Ltd.†	9.125%		7/15/2031		3,838,000	4,123,160
VOC Escrow Ltd.†	5.00%		2/15/2028		4,053,000	4,000,338
Total						47,641,185

Lodging 1.20%
AccorInvest Group SA†	5.625%		5/15/2032	EUR	2,966,000	3,387,946
Full House Resorts, Inc.†	8.25%		2/15/2028		$4,113,000	3,937,972
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029		6,223,000	6,297,862
Hilton Domestic Operating Co., Inc.†	4.00%		5/1/2031		9,690,000	8,965,770
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%		1/15/2032		3,569,000	3,566,715
Melco Resorts Finance Ltd. (Hong Kong)†(c)	7.625%		4/17/2032		3,531,000	3,507,442
Studio City Finance Ltd. (Hong Kong)(c)	5.00%		1/15/2029		8,473,000	7,662,159
Wyndham Hotels & Resorts, Inc.†	4.375%		8/15/2028		3,877,000	3,754,222
Total						41,080,088

Machinery: Construction & Mining 0.32%
BWX Technologies, Inc.†	4.125%		4/15/2029		3,643,000	3,492,934
Terex Corp.†	5.00%		5/15/2029		3,486,000	3,361,373
Vertiv Group Corp.†	4.125%		11/15/2028		4,258,000	4,128,274
Total						10,982,581

Machinery-Diversified 0.79%
ATS Corp. (Canada)†(c)	4.125%		12/15/2028		3,972,000	3,743,273
GrafTech Global Enterprises, Inc.†	9.875%		12/23/2029		8,911,000	6,972,858
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(c)	9.00%		2/15/2029		3,518,000	3,599,825
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028		4,851,000	4,976,377
Mueller Water Products, Inc.†	4.00%		6/15/2029		4,445,000	4,220,582
Nova Alexandre III SAS	7.529% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	3,255,000	3,762,803
Total						27,275,718

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 7.21%
AMC Networks, Inc.(g)	4.25%	2/15/2029	$14,122,000	$10,817,311
Belo Corp.	7.25%	9/15/2027	6,082,000	6,267,398
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.25%	2/1/2031	11,119,000	10,191,416
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	24,122,000	22,634,416
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	11,505,000	10,990,083
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	20,335,000	19,957,820
CSC Holdings LLC†	4.625%	12/1/2030	31,836,000	14,671,780
CSC Holdings LLC†	5.75%	1/15/2030	3,335,000	1,686,288
CSC Holdings LLC†	6.50%	2/1/2029	7,271,000	5,807,855
CSC Holdings LLC†	11.25%	5/15/2028	12,910,000	12,785,317
CSC Holdings LLC†	11.75%	1/31/2029	11,991,000	11,248,412
Directv Financing LLC†	8.875%	2/1/2030	3,545,000	3,495,383
DISH DBS Corp.	5.125%	6/1/2029	19,062,000	12,549,095
DISH Network Corp.†	11.75%	11/15/2027	6,877,000	7,099,684
Gray Media, Inc.†	5.375%	11/15/2031	18,677,000	13,351,621
Gray Media, Inc.†	10.50%	7/15/2029	7,872,000	8,378,610
Scripps Escrow II, Inc.†	5.375%	1/15/2031	15,728,000	10,891,640
Sinclair Television Group, Inc.†	8.125%	2/15/2033	5,817,000	5,824,969
Sunrise FinCo I BV (Netherlands)†(c)	4.875%	7/15/2031	8,089,000	7,517,512
TEGNA, Inc.	5.00%	9/15/2029	4,788,000	4,564,741
Univision Communications, Inc.†	7.375%	6/30/2030	9,962,000	9,320,049
Virgin Media Finance PLC (United Kingdom)†(c)	5.00%	7/15/2030	12,178,000	11,049,074
Virgin Media Secured Finance PLC (United Kingdom)†(c)	5.50%	5/15/2029	13,964,000	13,593,531
VZ Secured Financing BV (Netherlands)†(c)	5.00%	1/15/2032	14,701,000	12,717,571
Total				247,411,576

Metal Fabricate-Hardware 0.25%
Park-Ohio Industries, Inc.(g)	6.625%	4/15/2027	5,191,000	5,040,029
Vallourec SACA (France)†(c)	7.50%	4/15/2032	3,438,000	3,591,613
Total				8,631,642

Mining 4.20%
Alcoa Nederland Holding BV (Netherlands)†(c)	7.125%	3/15/2031	3,587,000	3,726,100
Alumina Pty. Ltd. (Australia)†(c)	6.125%	3/15/2030	4,583,000	4,593,225
Alumina Pty. Ltd. (Australia)†(c)	6.375%	9/15/2032	3,543,000	3,506,459
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	8,090,000	8,220,102
Arsenal AIC Parent LLC†	8.00%	10/1/2030	4,928,000	5,181,196
Capstone Copper Corp. (Canada)†(c)	6.75%	3/31/2033	3,518,000	3,520,344
Coeur Mining, Inc.†	5.125%	2/15/2029	9,725,000	9,368,121

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
Constellium SE (France)†(c)	3.75%	4/15/2029	$2,169,000	$2,004,098
Constellium SE (France)†(c)	5.625%	6/15/2028	1,442,000	1,417,147
Eldorado Gold Corp. (Canada)†(c)	6.25%	9/1/2029	10,632,000	10,572,906
Endeavour Mining PLC (United Kingdom)†(c)(g)	7.00%	5/28/2030	3,952,000	3,935,747
First Quantum Minerals Ltd. (Canada)†(c)	8.00%	3/1/2033	3,749,000	3,724,986
First Quantum Minerals Ltd. (Canada)†(c)	8.625%	6/1/2031	6,493,000	6,606,550
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	4,232,000	3,888,507
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	5.875%	4/15/2030	4,227,000	4,227,034
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	6.125%	4/15/2032	6,778,000	6,766,054
Hecla Mining Co.	7.25%	2/15/2028	11,889,000	12,022,644
Hudbay Minerals, Inc. (Canada)†(c)	6.125%	4/1/2029	4,376,000	4,390,384
IAMGOLD Corp. (Canada)†(c)	5.75%	10/15/2028	5,205,000	5,162,001
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	7,154,000	6,971,409
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030	6,228,000	6,177,989
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–	(f)
New Gold, Inc. (Canada)†(c)	6.875%	4/1/2032	9,955,000	10,177,813
Novelis Corp.†	3.875%	8/15/2031	4,133,000	3,677,743
Novelis Corp.†	6.875%	1/30/2030	5,007,000	5,166,518
Taseko Mines Ltd. (Canada)†(c)	8.25%	5/1/2030	8,938,000	9,194,336
Total				144,199,413

Miscellaneous Manufacturing 0.83%
Amsted Industries, Inc.†	6.375%	3/15/2033	6,943,000	7,052,682
Axon Enterprise, Inc.†	6.125%	3/15/2030	2,367,000	2,420,021
Axon Enterprise, Inc.†	6.25%	3/15/2033	6,599,000	6,711,698
Enpro, Inc.†	6.125%	6/1/2033	7,053,000	7,123,089
LSB Industries, Inc.†	6.25%	10/15/2028	5,150,000	5,102,807
Total				28,410,297

Office/Business Equipment 0.24%
Pitney Bowes, Inc.†	7.25%	3/15/2029	3,624,000	3,640,552
Zebra Technologies Corp.†	6.50%	6/1/2032	4,637,000	4,723,346
Total				8,363,898

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 6.34%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	$7,353,000	$7,540,384
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	3,373,000	3,363,200
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	2,386,000	2,401,814
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	4,002,000	3,881,584
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	4,598,371	3,740,821
California Resources Corp.†	8.25%	6/15/2029	5,542,000	5,557,313
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,982,000	7,102,726
Civitas Resources, Inc.†	8.625%	11/1/2030	4,137,000	4,083,449
Civitas Resources, Inc.†	8.75%	7/1/2031	5,327,000	5,214,898
CNX Resources Corp.†	6.00%	1/15/2029	4,935,000	4,902,479
CNX Resources Corp.†	7.375%	1/15/2031	1,969,000	2,017,317
Comstock Resources, Inc.†	5.875%	1/15/2030	8,637,000	8,175,302
Comstock Resources, Inc.†	6.75%	3/1/2029	5,634,000	5,558,004
Crescent Energy Finance LLC†	7.375%	1/15/2033	6,234,000	5,790,897
Crescent Energy Finance LLC†	7.625%	4/1/2032	9,630,000	9,086,882
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	5,759,000	5,910,864
Global Marine, Inc.	7.00%	6/1/2028	3,828,000	3,464,340
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	5,358,000	5,442,150
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	9,185,000	8,468,933
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	7,192,000	7,114,974
Kosmos Energy Ltd.†	7.50%	3/1/2028	1,427,000	1,162,798
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	7,148,000	6,780,143
Long Ridge Energy LLC†	8.75%	2/15/2032	4,429,000	4,467,138
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	5,986,000	5,932,950
Matador Resources Co.†	6.50%	4/15/2032	4,034,000	3,953,467
MC Brazil Downstream Trading SARL (Luxembourg)†(c)	7.25%	6/30/2031	6,311,029	4,942,671
MEG Energy Corp. (Canada)†(c)	5.875%	2/1/2029	3,479,000	3,463,459
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	3,440,000	3,319,343
Parkland Corp. (Canada)†(c)	4.625%	5/1/2030	3,631,000	3,414,115
Parkland Corp. (Canada)†(c)	6.625%	8/15/2032	5,417,000	5,432,514
Range Resources Corp.†	4.75%	2/15/2030	1,751,000	1,684,164
Saturn Oil & Gas, Inc. (Canada)†(c)(g)	9.625%	6/15/2029	7,445,000	6,824,106
SierraCol Energy Andina LLC†	6.00%	6/15/2028	3,674,000	3,362,160

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	$3,367,000	$3,475,296
SM Energy Co.†	6.75%	8/1/2029	3,446,000	3,379,231
SM Energy Co.†	7.00%	8/1/2032	3,468,000	3,332,482
Sunoco LP†	6.25%	7/1/2033	6,966,000	6,971,515
Talos Production, Inc.†	9.00%	2/1/2029	3,405,000	3,385,032
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	8,049,000	7,608,044
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	4,181,000	3,809,348
Vermilion Energy, Inc. (Canada)†(c)	7.25%	2/15/2033	7,198,000	6,306,709
Vista Energy Argentina SAU (Argentina)†(c)(g)	7.625%	12/10/2035	5,139,000	4,968,128
Vital Energy, Inc.†	7.75%	7/31/2029	2,219,000	1,871,558
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	9,137,000	8,860,164
Total				217,524,866

Oil & Gas Services 0.69%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%	9/1/2032	3,409,000	3,429,318
Aris Water Holdings LLC†	7.25%	4/1/2030	5,793,000	5,828,470
Kodiak Gas Services LLC†	7.25%	2/15/2029	3,853,000	3,951,167
Oceaneering International, Inc.	6.00%	2/1/2028	5,211,000	5,144,049
Tidewater, Inc.†	10.375%	7/3/2028	3,800,000	4,030,932
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	1,202,000	1,221,936
Total				23,605,872

Packaging & Containers 2.03%
Ball Corp.	3.125%	9/15/2031	6,710,000	5,889,500
Canpack SA/Canpack U.S. LLC (Poland)†(c)	3.875%	11/15/2029	6,058,000	5,569,399
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	3,961,000	4,005,871
Clydesdale Acquisition Holdings, Inc.†	6.875%	1/15/2030	3,525,000	3,578,933
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	3,508,000	3,590,231
Crown Americas LLC	5.25%	4/1/2030	3,355,000	3,344,896
LABL, Inc.†	8.625%	10/1/2031	4,298,000	3,561,997
LABL, Inc.†	9.50%	11/1/2028	2,726,000	2,458,370
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	10,382,000	10,235,927
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	3,306,000	3,315,779
Owens-Brockway Glass Container, Inc.†	7.375%	6/1/2032	3,567,000	3,554,301
Sealed Air Corp.†	6.50%	7/15/2032	5,203,000	5,332,820
Sealed Air Corp.†	6.875%	7/15/2033	3,005,000	3,150,222
Silgan Holdings, Inc.	4.125%	2/1/2028	3,446,000	3,349,500

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers (continued)
Trident TPI Holdings, Inc.†	12.75%		12/31/2028	$3,343,000	$3,499,814
Trivium Packaging Finance BV (Netherlands)†(c)	8.25%		7/15/2030	5,185,000	5,383,913
Total					69,821,473

Pharmaceuticals 2.29%
1261229 BC Ltd. (Canada)†(c)	10.00%		4/15/2032	9,848,000	9,755,842
180 Medical, Inc.†	3.875%		10/15/2029	4,080,000	3,890,591
AdaptHealth LLC†	5.125%		3/1/2030	3,884,000	3,592,743
Bausch Health Cos., Inc. (Canada)†(c)	4.875%		6/1/2028	6,990,000	5,711,354
Bausch Health Cos., Inc. (Canada)†(c)(g)	11.00%		9/30/2028	3,564,000	3,422,509
BellRing Brands, Inc.†	7.00%		3/15/2030	5,175,000	5,382,378
Cheplapharm Arzneimittel GmbH (Germany)†(c)	5.50%		1/15/2028	4,028,000	3,840,771
Curaleaf Holdings, Inc.	8.00%		12/15/2026	7,734,000	7,153,950
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	12,456,000	12,577,658
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%		4/15/2029	3,484,000	3,786,484
Jazz Securities DAC (Ireland)†(c)	4.375%		1/15/2029	5,603,000	5,376,141
Owens & Minor, Inc.†	10.00%		4/15/2030	3,881,000	4,058,494
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029	5,132,965	5,167,330
Trulieve Cannabis Corp.	8.00%		10/6/2026	4,811,000	4,742,251
Total					78,458,496

Pipelines 3.37%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029	5,460,000	5,407,850
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029	4,799,000	4,961,864
Buckeye Partners LP	4.125%		12/1/2027	5,404,000	5,262,055
Buckeye Partners LP†	6.875%		7/1/2029	4,208,000	4,329,254
CNX Midstream Partners LP†	4.75%		4/15/2030	9,074,000	8,419,883
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	4,891,000	4,703,819
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	5,279,000	5,318,735
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054	3,257,000	3,417,013
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,397,000	4,553,744
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%		4/15/2030	5,706,000	5,996,589
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032	6,522,000	6,785,143
Harvest Midstream I LP†	7.50%		5/15/2032	5,859,000	6,024,962

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Northriver Midstream Finance LP (Canada)†(c)	6.75%		7/15/2032		$3,448,000	$3,482,363
Rockies Express Pipeline LLC†	6.75%		3/15/2033		4,246,000	4,378,462
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(c)	7.625% (5 yr. CMT + 3.95%	)#	3/1/2055		3,634,000	3,671,543
Venture Global LNG, Inc.†	8.125%		6/1/2028		8,011,000	8,204,346
Venture Global LNG, Inc.†	8.375%		6/1/2031		8,211,000	8,341,489
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(h)	5,416,000	5,113,465
Venture Global LNG, Inc.†	9.50%		2/1/2029		16,233,000	17,365,593
Total						115,738,172

Real Estate 1.30%
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031		6,464,000	6,918,322
Howard Hughes Corp.†	4.125%		2/1/2029		3,645,000	3,429,524
Hunt Cos., Inc.†	5.25%		4/15/2029		9,123,000	8,813,692
Kennedy-Wilson, Inc.	4.75%		2/1/2030		3,870,000	3,438,205
Kennedy-Wilson, Inc.	5.00%		3/1/2031		3,899,000	3,384,236
Longfor Group Holdings Ltd. (China)(c)	3.95%		9/16/2029		11,876,000	9,660,474
Newmark Group, Inc.	7.50%		1/12/2029		6,723,000	7,074,565
Shimao Group Holdings Ltd. (Hong Kong)(b)(c)	3.45%		1/11/2031		1,074,000	58,758
Shimao Group Holdings Ltd. (Hong Kong)(b)(c)	5.20%		1/16/2027		23,117,000	1,262,882
Sunac China Holdings Ltd. (China)†(b)(c)	6.00%		9/30/2026		460,003	54,050
Sunac China Holdings Ltd. (China)†(b)(c)	6.25%		9/30/2027		461,120	53,029
Sunac China Holdings Ltd. (China)†(b)(c)	6.50%		9/30/2027		924,478	106,315
Sunac China Holdings Ltd. (China)†(b)(c)	6.75%		9/30/2028		1,390,076	163,334
Sunac China Holdings Ltd. (China)†(b)(c)	7.00%		9/30/2029		1,393,440	163,729
Sunac China Holdings Ltd. (China)†(b)(c)	7.25%		9/30/2030		656,135	80,600
Total						44,661,715

REITS 2.73%
Blackstone Mortgage Trust, Inc.†	7.75%		12/1/2029		5,025,000	5,294,184
Brandywine Operating Partnership LP(g)	4.55%		10/1/2029		3,875,000	3,565,678
Brandywine Operating Partnership LP	8.875%		4/12/2029		8,062,000	8,592,907
Iron Mountain, Inc.†	5.25%		7/15/2030		7,169,000	7,000,400
Iron Mountain, Inc.†	5.625%		7/15/2032		17,979,000	17,555,773
Iron Mountain, Inc.†	6.25%		1/15/2033		3,895,000	3,934,678
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		4,869,000	5,052,440

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%	5/15/2029		$3,839,000	$3,634,162
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030		4,366,000	4,401,343
Piedmont Operating Partnership LP	6.875%	7/15/2029		5,430,000	5,622,991
RHP Hotel Properties LP/RHP Finance Corp.†(d)	6.50%	6/15/2033		2,455,000	2,498,734
Starwood Property Trust, Inc.†	6.00%	4/15/2030		3,508,000	3,500,344
Starwood Property Trust, Inc.†	6.50%	10/15/2030		6,884,000	6,983,818
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC†	6.00%	1/15/2030		3,693,000	3,367,849
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	4.75%	4/15/2028		5,448,000	5,302,754
Vornado Realty LP	3.40%	6/1/2031		8,681,000	7,465,412
Total					93,773,467

Retail 5.20%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	4.00%	10/15/2030		11,065,000	10,189,178
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	6.125%	6/15/2029		6,468,000	6,602,399
Advance Auto Parts, Inc.(g)	3.50%	3/15/2032		717,000	622,754
Advance Auto Parts, Inc.(g)	3.90%	4/15/2030		3,315,000	3,069,871
Arko Corp.†(g)	5.125%	11/15/2029		3,366,000	2,811,675
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		3,888,000	3,633,525
Bath & Body Works, Inc.	6.875%	11/1/2035		3,278,000	3,306,551
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		4,047,000	3,593,897
Carvana Co.†	9.00%	6/1/2030		7,552,335	7,970,495
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	3,323,000	4,658,079
CD&R Firefly Bidco PLC†	8.625%	4/30/2029	GBP	2,327,000	3,261,917
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		$3,447,000	3,624,114
Dutch Lion BV†(b)	11.25%	6/15/2020	EUR	9,152,880	0	(f)
FirstCash, Inc.†	5.625%	1/1/2030		$4,124,000	4,098,492
Foot Locker, Inc.†	4.00%	10/1/2029		4,141,000	3,939,164
Foundation Building Materials, Inc.†(g)	6.00%	3/1/2029		4,353,000	3,711,992
Gap, Inc.†	3.875%	10/1/2031		3,763,000	3,349,835
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.375%	1/15/2029		1,518,000	1,274,418
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	11.50%	8/15/2029		4,222,000	3,920,000

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		$8,318,000	$4,870,329
Group 1 Automotive, Inc.†	6.375%		1/15/2030		3,763,000	3,839,261
GYP Holdings III Corp.†	4.625%		5/1/2029		3,649,000	3,508,046
LBM Acquisition LLC†	6.25%		1/15/2029		5,996,000	4,821,111
LCM Investments Holdings II LLC†	4.875%		5/1/2029		3,540,000	3,412,990
LCM Investments Holdings II LLC†	8.25%		8/1/2031		2,333,000	2,475,427
Murphy Oil USA, Inc.†	3.75%		2/15/2031		4,646,000	4,214,984
Park River Holdings, Inc.†(g)	6.75%		8/1/2029		5,100,000	4,081,698
Patrick Industries, Inc.†	6.375%		11/1/2032		3,537,000	3,489,542
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		5,625,000	5,434,827
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		6,971,000	6,794,402
Punch Finance PLC†(d)	7.875%		12/30/2030	GBP	3,214,000	4,377,815
QXO Building Products, Inc.†	6.75%		4/30/2032		$6,575,000	6,758,113
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%		10/15/2029		1,803,000	1,728,873
Staples, Inc.†	10.75%		9/1/2029		5,569,000	5,069,358
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	3,843,000	5,404,473
Suburban Propane Partners LP/Suburban Energy Finance Corp.†	5.00%		6/1/2031		$3,923,000	3,657,456
Victoria’s Secret & Co.†(g)	4.625%		7/15/2029		4,010,000	3,659,586
Victra Holdings LLC/Victra Finance Corp.†(g)	8.75%		9/15/2029		3,542,000	3,620,877
Waga Bondco Ltd.	8.50%		6/15/2030	GBP	4,208,000	5,627,124
Walgreens Boots Alliance, Inc.	4.10%		4/15/2050		$3,826,000	3,254,025
Walgreens Boots Alliance, Inc.(g)	8.125%		8/15/2029		4,246,000	4,452,037
Yum! Brands, Inc.	4.625%		1/31/2032		5,345,000	5,074,651
Yum! Brands, Inc.	5.375%		4/1/2032		5,070,000	5,016,878
Total						178,282,239

Savings & Loans 0.14%
Flagstar Financial, Inc.	7.302% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		4,942,000	4,685,502
Washington Mutual Bank/Debt not acquired by JPMorgan(b)	6.875%		6/15/2011		10,000,000	0	(f)
Total						4,685,502

Semiconductors 0.23%
Entegris, Inc.†(g)	3.625%		5/1/2029		4,512,000	4,211,730
ON Semiconductor Corp.†	3.875%		9/1/2028		3,792,000	3,624,938
Total						7,836,668

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software 2.08%
Capstone Borrower, Inc.†	8.00%	6/15/2030		$3,503,000	$3,621,566
Cloud Software Group, Inc.†	6.50%	3/31/2029		10,813,000	10,809,863
Cloud Software Group, Inc.†	8.25%	6/30/2032		10,986,000	11,562,897
Cloud Software Group, Inc.†	9.00%	9/30/2029		9,892,000	10,132,662
CoreWeave, Inc.†	9.25%	6/1/2030		4,385,000	4,383,939
Fair Isaac Corp.†	4.00%	6/15/2028		6,586,000	6,345,089
Fair Isaac Corp.†	6.00%	5/15/2033		5,487,000	5,490,359
RingCentral, Inc.†	8.50%	8/15/2030		4,080,000	4,312,454
ROBLOX Corp.†	3.875%	5/1/2030		6,040,000	5,623,416
Twilio, Inc.	3.625%	3/15/2029		9,736,000	9,172,458
Total					71,454,703

Telecommunications 3.82%
Altice France SA (France)†(c)	5.125%	7/15/2029		19,175,000	16,197,857
Altice France SA (France)†(c)	5.50%	1/15/2028		7,197,000	6,201,748
Altice France SA (France)†(c)	8.125%	2/1/2027		9,168,000	8,421,994
CommScope LLC†	4.75%	9/1/2029		10,701,000	10,259,916
CommScope LLC†(g)	8.25%	3/1/2027		4,876,000	4,867,506
EchoStar Corp.	6.75%	11/30/2030		3,949,372	3,398,928
Eutelsat SA	2.25%	7/13/2027	EUR	3,400,000	3,674,513
Eutelsat SA	2.25%	7/13/2027	EUR	1,700,000	1,837,256
Fibercop SpA (Italy)†(c)	6.375%	11/15/2033		$7,485,000	7,260,450
Hughes Satellite Systems Corp.	5.25%	8/1/2026		10,789,000	9,735,610
Hughes Satellite Systems Corp.	6.625%	8/1/2026		14,587,000	10,236,500
Iliad Holding SASU (France)†(c)	8.50%	4/15/2031		3,644,000	3,848,827
Level 3 Financing, Inc.†(g)	3.625%	1/15/2029		5,442,000	4,544,070
Level 3 Financing, Inc.†(g)	3.75%	7/15/2029		2,768,000	2,285,455
Level 3 Financing, Inc.†	4.25%	7/1/2028		2,517,000	2,252,715
Lumen Technologies, Inc.†	4.125%	4/15/2029		3,151,030	3,076,193
Lumen Technologies, Inc.†	4.125%	4/15/2030		3,108,387	3,034,563
Lumen Technologies, Inc.†	4.50%	1/15/2029		11,906,000	10,548,418
Lumen Technologies, Inc.†	5.375%	6/15/2029		6,104,000	5,407,747
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(c)	9.625%	2/11/2027		4,944,733	4,782,613
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.75%	7/15/2031		4,532,000	4,165,426
Zegona Finance PLC (United Kingdom)†(c)	8.625%	7/15/2029		4,632,000	4,950,450
Total					130,988,755

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Transportation 1.38%
Brightline East LLC†(g)	11.00%		1/31/2030			$3,999,000	$2,882,939
Carriage Purchaser, Inc.†(g)	7.875%		10/15/2029			7,605,000	6,515,216
Edge Finco PLC	8.125%		8/15/2031		GBP	2,760,000	3,906,980
Genesee & Wyoming, Inc.†	6.25%		4/15/2032			$3,330,000	3,386,114
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%	)#	–	(h)	GBP	2,976,000	3,204,421
Rand Parent LLC†	8.50%		2/15/2030			$8,101,000	7,989,571
Seaspan Corp. (Hong Kong)†(c)	5.50%		8/1/2029			7,915,000	7,305,219
Star Leasing Co. LLC†	7.625%		2/15/2030			5,879,000	5,536,005
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032			3,041,000	3,131,813
XPO, Inc.†	7.125%		2/1/2032			3,435,000	3,567,481
Total							47,425,759

Trucking & Leasing 0.51%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028			3,751,000	3,722,464
Fortress Transportation & Infrastructure Investors LLC†	7.00%		5/1/2031			6,271,000	6,427,161
Fortress Transportation & Infrastructure Investors LLC†	7.875%		12/1/2030			7,148,000	7,516,329
Total							17,665,954
Total Corporate Bonds (cost $3,190,309,062)							3,190,601,194

FLOATING RATE LOANS(i) 3.43%

Aerospace/Defense 0.42%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50% - 13.50%		3/6/2028			10,218,788	14,561,773

Commercial Services 0.41%
Crash Champions LLC 2024 Term Loan B	9.08% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029			9,181,645	8,548,984
Spin Holdco, Inc. 2021 Term Loan	8.562% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028			6,262,836	5,389,295
Total							13,938,279

Computers 0.36%
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029			3,532,000	3,520,132
Twitter, Inc. Term Loan	10.949% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029			9,003,972	8,928,294
Total							12,448,426

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Consumer Non-Durables 0.09%
Anastasia Parent LLC 2018 Term Loan B	8.311% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	$3,823,928	$3,205,733

Cosmetics/Personal Care 0.08%
Conair Holdings LLC Term Loan B	8.191% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	3,953,515	2,846,531

Electric 0.24%
Red Oak Power LLC 2025 Term Loan	8.048% (3 mo. USD Term SOFR + 3.75%	)	10/1/2030	8,163,019	8,183,427

Electric: Generation 0.09%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.088% (1 mo. USD Term SOFR + 1.50%	)	7/28/2028	1,196,824	1,163,911
Frontera Generation Holdings LLC 2021 Term Loan	17.588% (1 mo. USD Term SOFR + 13.00%	)	7/28/2026	1,233,060	1,812,599
Total					2,976,510

Health Care Services 0.17%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.78% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	5,172,380	4,859,891
New WPCC Parent LLC Term Loan	13.80% (3 mo. USD Term SOFR + 9.50%	)	5/9/2030	919,157	861,709
Total					5,721,600

Information Technology Services 0.04%
Recovery Solutions Parent LLC Term Loan	11.799% (3 mo. USD Term SOFR + 7.50%	)	1/27/2030	1,358,377	1,297,250

Integrated Energy 0.10%
Esdec Solar Group BV Term Loan B (Netherlands)(c)	9.561% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028	4,404,507	3,281,358

Internet 0.10%
Proofpoint, Inc. 2024 Term Loan	7.327% (1 mo. USD Term SOFR + 3.00%	)	8/31/2028	3,421,000	3,424,096

Leisure Time 0.16%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(c)	8.041% (3 mo. USD Term SOFR + 3.50%	)	7/22/2030	5,413,164	5,363,553

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Media 0.41%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.741% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029		$6,668,208	$5,726,324
Sinclair Television Group, Inc. 2025 Term Loan B7	8.527% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		9,740,586	8,370,816
Total						14,097,140

Metal Fabricate/Hardware 0.14%
Tank Holding Corp. 2022 Term Loan	10.177% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		5,210,461	4,920,629

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(j)	12/31/2025		545,977	68,520	(f)

Real Estate 0.02%
Apleona Holding GmbH 2025 EUR Delayed Draw Term Loan (Germany)(c)	–	(j)	4/10/2032	EUR	35,415	40,561
Apleona Holding GmbH 2025 EUR Term Loan B (Germany)(c)	–	(j)	4/10/2032	EUR	436,784	500,246
Total						540,807

Software 0.30%
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(c)	9.458% (3 mo. USD Term SOFR + 5.25%	)	10/9/2032		$3,514,000	3,450,748
DTI Holdco, Inc. 2025 Term Loan B	8.327% (1 mo. USD Term SOFR + 4.00%	)	4/26/2029		5,115,000	5,116,585
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	–	(j)	5/15/2028		3,610,000	1,648,561
Total						10,215,894

Telecommunications 0.16%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	–	(j)	11/29/2030		273,000	273,640
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.791% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029		5,353,368	5,310,996
Total						5,584,636

Transportation 0.10%
Gategroup Fin Luxembourg SA EUR Term Loan B	–	(j)	6/12/2032	EUR	1,397,000	1,593,171
Gategroup Fin Luxembourg SA USD Term Loan B (Luxembourg)(c)	–	(j)	6/12/2032		$1,919,000	1,924,402
Total						3,517,573

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities 0.04%
Invenergy Thermal Operating I LLC 2025 Term Loan B	–	(j)	5/14/2032	$1,360,312	$1,371,651
Invenergy Thermal Operating I LLC 2025 Term Loan C	–	(j)	5/14/2032	90,688	91,443
Total					1,463,094
Total Floating Rate Loans (cost $113,206,769)					117,656,829

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.32%
Merrill Lynch Mortgage Trust Series 2006-C1(e)	Zero Coupon			10,500,000	–	(f)
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	10,340,000	10,836,179
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,340,000)					10,836,179

	Dividend Rate			Shares

PREFERRED STOCKS 0.19%

Transportation Infrastructure 0.19%
ACBL Holdings Corp. (cost $2,550,350)	Zero Coupon			102,014	6,528,896

	Exercise Price		Expiration Date

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00		12/31/2099	26,319	1,448

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50		12/31/2099	56,246	82,625
Total Warrants (cost $302,137)					84,073
Total Long-Term Investments (cost $3,342,670,152)					3,335,526,595

				Principal Amount‡

SHORT-TERM INVESTMENTS 2.76%

Time Deposits 0.27%
CitiBank N.A.(k) (cost $9,480,463)				$9,480,463	9,480,463

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Investments	Shares	Fair Value
Money Market Funds 2.49%
Fidelity Government Portfolio(k) (cost $85,324,170)	85,324,170	$85,324,170
Total Short-Term Investments (cost $94,804,633)		94,804,633
Total Investments in Securities 99.97% (cost $3,437,474,785)		3,430,331,228
Other Assets and Liabilities – Net(l) 0.03%		1,084,733
Net Assets 100.00%		$3,431,415,961

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $2,592,628,762, which represents 75.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Defaulted (non-income producing security).
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(l)).
(e)	Security has been deemed worthless.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(j)	Interest Rate to be determined.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S43(4)	Bank of America	5.00%	12/20/2029	$49,792,000	$2,847,911	$218,666	$3,066,577
CDX.NA.HY.S44(4)	Bank of America	5.00%	6/20/2030	159,774,000	7,349,176	2,508,590	9,857,766
Total					$10,197,087	$2,727,256	$12,924,343

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,727,256. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at May 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	State Street Bank And Trust	6/5/2025	3,214,000	$4,312,792	$4,330,419	$17,627
British pound	Buy	Bank Of America	6/27/2025	1,020,000	1,308,884	1,374,451	65,567
British pound	Buy	Barclays Bank PLC	6/27/2025	632,000	803,877	851,620	47,743
British pound	Buy	Morgan Stanley	6/27/2025	5,886,000	7,908,441	7,931,389	22,948
British pound	Sell	Goldman Sachs	6/27/2025	2,040,000	2,752,966	2,748,902	4,064
Euro	Sell	State Street Bank And Trust	8/22/2025	2,724,000	3,111,719	3,109,348	2,371
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$160,320

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	6/27/2025	2,534,000	$3,274,344	$3,414,567	$(140,223)
British pound	Sell	State Street Bank And Trust	6/27/2025	63,542,000	82,104,524	85,622,893	(3,518,369)
British pound	Sell	State Street Bank And Trust	6/27/2025	3,214,000	4,313,246	4,330,867	(17,621)
Euro	Sell	State Street Bank And Trust	8/22/2025	32,903,000	37,482,111	37,557,596	(75,485)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,751,698)

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2025

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2025	193	Long	$21,165,421	$21,374,750	$209,329
U.S. 2-Year Treasury Note	September 2025	2,253	Long	466,840,744	467,356,688	515,944
U.S. Long Bond	September 2025	79	Long	8,767,562	8,909,718	142,156
Total Unrealized Appreciation on Futures Contracts						$867,429

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	June 2025	303	Short	EUR	(35,357,530)	EUR	(36,099,420)	$(842,379)
Long GILT	September 2025	154	Short	GBP	(13,895,232)	GBP	(14,087,920)	(259,618)
U.S. 10-Year Ultra Treasury Note	September 2025	301	Short		$(33,583,017)		$(33,876,609)	(293,592)
U.S. 5-Year Treasury Note	September 2025	1,445	Short		(155,678,751)		(156,330,937)	(652,186)
U.S. Ultra Treasury Bond	September 2025	163	Short		(18,511,764)		(18,918,187)	(406,423)
Total Unrealized Depreciation on Futures Contracts								$(2,454,198)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$–	$8,999,123	$–	$8,999,123
Convertible Bonds	–	820,301	–	820,301
Corporate Bonds	–	3,190,601,194	–	3,190,601,194
Floating Rate Loans
Personal & Household Products	–	–	68,520	68,520
Remaining Industries	–	117,588,309	–	117,588,309
Non-Agency Commercial Mortgage-Backed Securities	–	10,836,179	–	10,836,179
Preferred Stocks	–	6,528,896	–	6,528,896
Warrants	–	84,073	–	84,073
Short-Term Investments
Time Deposits	–	9,480,463	–	9,480,463
Money Market Funds	85,324,170	–	–	85,324,170
Total	$85,324,170	$3,344,938,538	$68,520	$3,430,331,228

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$12,924,343	$–	$12,924,343
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	160,320	–	160,320
Liabilities	–	(3,751,698)	–	(3,751,698)
Futures Contracts
Assets	867,429	–	–	867,429
Liabilities	(2,454,198)	–	–	(2,454,198)
Total	$(1,586,769)	$9,332,965	$–	$7,746,196

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Condensed Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 105.44%

ASSET-BACKED SECURITIES 9.97%

Automobiles 1.30%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$12,361,487
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	15,075,000	15,308,711
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	7,320,000	7,394,614
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	4,605,000	4,695,312
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	6.982% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	11,080,000	11,129,448
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	11,033,000	11,071,869
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	3,425,816	3,432,949
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	3,100,000	3,121,616
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	5,000,000	5,329,222
Total					73,845,228

Credit Card 0.66%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	9,000,000	9,073,683
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	12,500,000	12,517,500	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	8,010,000	8,079,972
Perimeter Master Note Business Trust Series 2025-1A A†	5.58%		12/16/2030	8,025,000	7,989,786
Total					37,660,941

Other 8.01%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.479% (3 mo. USD Term SOFR + 1.20%	)#	10/23/2034	15,780,000	15,757,277
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	9,135,000	9,179,460
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	7,875,000	7,909,741
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	3,180,000	3,191,410

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029		$12,850,000	$12,831,762
Affirm Asset Securitization Trust Series 2024-B Class E†	7.35%		9/15/2029		9,250,000	9,194,518
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class A1†	5.615% (3 mo. USD Term SOFR + 1.30%	)#	1/20/2037		12,000,000	12,003,096
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030		1,853,189	1,850,262
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.825% (3 mo. USD Term SOFR + 1.55%	)#	7/24/2034		5,500,000	5,508,487
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†	5.623% (3 mo. USD Term SOFR + 1.31%	)#	1/25/2038		4,500,000	4,509,000
Birch Grove CLO Ltd. Series 19A Class A2RR†	6.08% (3 mo. USD Term SOFR + 1.80%	)#	7/17/2037		10,000,000	10,036,940
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	6.27% (3 mo. USD Term SOFR + 2.00%	)#	4/19/2037		7,000,000	7,017,780
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051		5,797,500	5,627,111
Canyon CLO Ltd. Series 2020-1A Class BR2†	5.906% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2034		5,000,000	4,985,550
Carlyle U.S. CLO Ltd. Series 2018-2A Class A2R†	6.056% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2031		14,560,000	14,580,733
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	6.256% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037		8,200,000	8,220,697
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.07% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2031		12,500,000	12,481,037
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032		14,265,000	14,366,022
Driven Brands Funding LLC Series 2022-1A Class A2†	7.393%		10/20/2052		6,421,622	6,465,071
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054		2,878,250	2,960,298
Dryden 107 CLO Ltd. Series 2023-107A Class C†	7.326% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035		5,250,000	5,278,602
Fairstone Financial Issuance Trust I Series 2020-1A Class C†	5.162%		10/20/2039	CAD	15,535,000	11,253,421
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	5.551% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2031		$141,479	141,548
Generate CLO 13 Ltd. Series 2023-13A Class A1†	6.072% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2037		17,050,000	17,160,825

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Generate CLO 15 Ltd. Series 2024-15A Class B†	6.32% (3 mo. USD Term SOFR + 2.05%	)#	7/20/2037	$8,850,000	$8,869,435
GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A Class BRR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2034	10,000,000	10,001,150
Gracie Point International Funding LLC Series 2023-1A Class A†	6.298% (90 day USD SOFR Average + 1.95%	)#	9/1/2026	4,339,703	4,335,480
Greywolf CLO VII Ltd. Series 2018-2A Class A2†	6.43% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031	8,170,000	8,187,672
Hilton Grand Vacations Trust Series 2024-1B Class D†	8.85%		9/15/2039	2,105,254	2,135,205
KKR CLO 15 Ltd. Series 15 Class BR2†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	9,620,000	9,626,176
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.641% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	4,000,016
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	5.983% (3 mo. USD Term SOFR + 1.70%	)#	7/27/2034	12,470,000	12,477,120
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	6.232% (3 mo. USD Term SOFR + 1.95%	)#	4/25/2037	2,400,000	2,408,110
Madison Park Funding XLII Ltd. Series 13A Class B†	6.041% (3 mo. USD Term SOFR + 1.76%	)#	11/21/2030	2,450,000	2,453,158
OCP CLO Ltd. Series 2024-31A Class B1†	6.27% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2037	14,400,000	14,425,027
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.766% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	2,048,404	2,050,981
OHA Credit Funding 18 Ltd. Series 2024-18A Class B1†	6.22% (3 mo. USD Term SOFR + 1.95%	)#	4/20/2037	6,560,000	6,586,174
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	3,527,640	3,561,758
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	5,950,000	5,984,724
Post CLO Ltd. Series 2021-1A Class BR†	5.856% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	20,000,000	20,009,820
Rad CLO 20 Ltd. Series 2023-20A Class C†	7.272% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	10,470,000	10,518,738
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.611% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	8,950,000	8,974,612

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Regatta XXII Funding Ltd. Series 2022-2A Class BR†	5.97% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2035	$11,000,000	$11,016,764
Regatta XXV Funding Ltd. Series 2023-1A Class C†	7.306% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	10,030,000	10,079,087
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	6.283% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	6,070,000	6,084,398
RR 12 Ltd. Series 2020-12A Class A2R3†	5.856% (3 mo. USD Term SOFR + 1.60%	)#	1/15/2036	13,149,000	13,146,936
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	10,775,992	10,560,370
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	1,112,307	1,130,821
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	2,099,060	2,094,207
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	3,498,542	3,422,588
Silver Point CLO 7 Ltd. Series 2024-7A Class A1†	5.645% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2038	20,180,000	20,202,945
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	1,745,109	1,802,731
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	13,908,174	13,964,484
TICP CLO VII Ltd. Series 2017-7A Class BR2†	6.156% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2033	16,250,000	16,275,561
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	5,227,780	5,228,625
Total					454,125,521
Total Asset-Backed Securities (cost $565,712,517)					565,631,690

CORPORATE BONDS 76.02%

Aerospace/Defense 1.83%
Boeing Co.	5.15%		5/1/2030	19,984,000	20,168,185
Boeing Co.	5.805%		5/1/2050	10,000,000	9,370,781
Boeing Co.	6.528%		5/1/2034	13,602,000	14,523,647
Boeing Co.	6.858%		5/1/2054	16,000,000	17,076,808
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(b)	7.375%		8/15/2026	10,000,000	10,017,250
Hexcel Corp.	5.875%		2/26/2035	5,912,000	5,904,832
Spirit AeroSystems, Inc.†	9.75%		11/15/2030	10,000,000	11,055,149
TransDigm, Inc.	5.50%		11/15/2027	5,000,000	4,999,214
Triumph Group, Inc.†	9.00%		3/15/2028	10,000,000	10,484,490
Total					103,600,356

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Agriculture 2.73%
BAT Capital Corp.	5.834%		2/20/2031	$4,000,000	$4,169,101
BAT Capital Corp.	7.75%		10/19/2032	40,031,000	45,719,766
Imperial Brands Finance PLC (United Kingdom)†(b)	5.875%		7/1/2034	31,903,000	32,092,056
Japan Tobacco, Inc. (Japan)†(b)	5.85%		6/15/2035	14,829,000	15,295,812
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group†	5.95%		4/20/2035	10,000,000	10,190,163
JT International Financial Services BV (Netherlands)†(b)	6.875%		10/24/2032	17,050,000	18,650,193
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	5,000,000	4,871,449
Viterra Finance BV (Netherlands)†(b)	3.20%		4/21/2031	19,555,000	17,782,116
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	5,846,000	5,848,168
Total					154,618,824

Airlines 0.34%
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.308%		10/20/2031	20,000,000	19,467,162

Auto Manufacturers 2.00%
Ford Motor Credit Co. LLC	3.375%		11/13/2025	20,000,000	19,843,572
Ford Motor Credit Co. LLC	4.00%		11/13/2030	13,202,000	11,763,025
Ford Motor Credit Co. LLC	6.054%		11/5/2031	6,418,000	6,255,804
Ford Motor Credit Co. LLC	6.125%		3/8/2034	27,000,000	25,666,646
Ford Motor Credit Co. LLC	6.80%		5/12/2028	4,698,000	4,798,018
General Motors Financial Co., Inc.	4.90%		10/6/2029	20,000,000	19,724,394
General Motors Financial Co., Inc.	5.60%		6/18/2031	9,031,000	9,070,868
General Motors Financial Co., Inc.	5.75%		2/8/2031	7,000,000	7,080,140
Hyundai Capital America†	6.50%		1/16/2029	8,634,000	9,023,028
Total					113,225,495

Auto Parts & Equipment 0.52%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	18,100,000	18,212,112
ZF North America Capital, Inc.†	6.75%		4/23/2030	12,000,000	11,408,221
Total					29,620,333

Banks 12.61%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	8,600,000	7,467,236
AIB Group PLC (Ireland)†(b)	5.871% (SOFR + 1.91%	)#	3/28/2035	5,276,000	5,357,978
Bank of America Corp.	2.299% (SOFR + 1.22%	)#	7/21/2032	8,040,000	6,900,670
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	16,101,000	14,225,408

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Bank of America Corp.	5.511% (SOFR + 1.31%	)#	1/24/2036		$30,000,000	$30,248,325
Bank of Nova Scotia (Canada)(b)	8.00% (5 yr. CMT + 4.02%	)#	1/27/2084		10,000,000	10,560,630
BankUnited, Inc.	5.125%		6/11/2030		9,990,000	9,813,946
Barclays PLC (United Kingdom)(b)	9.625% (5 yr. USD SOFR ICE Swap + 5.78%	)#	–	(c)	10,000,000	11,063,400
BNP Paribas SA (France)†(b)	7.75% (5 yr. CMT + 4.90%	)#	–	(c)	12,282,000	12,806,969
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028		7,750,000	7,908,602
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		18,755,000	16,387,621
Citigroup, Inc.	5.592% (5 yr. CMT + 1.28%	)#	11/19/2034		10,000,000	10,023,014
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035		10,673,000	10,649,507
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		13,454,000	13,790,793
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032		8,267,000	8,442,038
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		2,615,000	2,682,966
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		22,278,000	23,630,901
Danske Bank AS (Denmark)(b)	7.00% (7 yr. CMT + 4.13%	)#	–	(c)	10,000,000	10,014,500
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		19,203,000	18,569,704
Freedom Mortgage Corp.†	12.00%		10/1/2028		5,000,000	5,367,966
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032		18,105,000	15,584,552
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%	)#	10/23/2035		25,000,000	24,204,488
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,909,000	1,904,836
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032		4,014,000	3,618,313
Intesa Sanpaolo SpA (Italy)†(b)	6.625%		6/20/2033		14,275,000	15,209,826
Intesa Sanpaolo SpA (Italy)†(b)	8.248% (1 yr. CMT + 4.40%	)#	11/21/2033		7,000,000	7,979,405
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033		12,685,000	11,224,955

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%	)#	7/25/2033	$33,000,000	$32,715,591
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%	)#	7/22/2035	20,000,000	19,968,999
KeyBank NA	5.00%		1/26/2033	7,000,000	6,770,395
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035	8,042,000	8,442,213
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	3,000,000	2,907,905
M&T Bank Corp.	6.082% (SOFR + 2.26%	)#	3/13/2032	9,788,000	10,195,380
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 yr. CMT + 1.70%	)#	3/3/2036	9,790,000	8,616,387
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	7,889,000	6,721,177
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	5,000,000	4,907,382
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	5,492,000	5,458,400
Morgan Stanley	5.424% (SOFR + 1.88%	)#	7/21/2034	9,940,000	10,032,886
Morgan Stanley	5.664% (SOFR + 1.76%	)#	4/17/2036	15,000,000	15,250,731
Morgan Stanley	6.342% (SOFR + 2.56%	)#	10/18/2033	12,996,000	13,903,564
NatWest Group PLC (United Kingdom)(b)	3.032% (5 yr. CMT + 2.35%	)#	11/28/2035	18,081,000	16,033,131
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035	6,740,000	6,729,298
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%	)#	10/20/2034	10,000,000	10,967,701
Popular, Inc.	7.25%		3/13/2028	10,000,000	10,518,560
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031	8,000,000	7,714,542
Toronto-Dominion Bank (Canada)(b)(d)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084	13,554,000	13,880,936
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	11,444,000	11,632,368
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	4,571,000	4,684,384
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	11,165,000	10,832,023

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035		$23,841,000	$24,295,806
U.S. Bancorp	5.836% (SOFR + 2.26%	)#	6/12/2034		15,000,000	15,493,350
UBS Group AG (Switzerland)†(b)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033		7,700,000	6,610,635
UBS Group AG (Switzerland)†(b)	5.58% (SOFR + 1.76%	)#	5/9/2036		14,443,000	14,458,318
UBS Group AG (Switzerland)†(b)	6.537% (SOFR + 3.92%	)#	8/12/2033		16,443,000	17,659,370
UBS Group AG (Switzerland)†(b)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(c)	5,266,000	5,226,674
UBS Group AG (Switzerland)†(b)	7.75% (5 yr. USD SOFR ICE SWAP + 4.16%	)#	–	(c)	7,500,000	7,900,605
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		15,478,000	13,887,706
Wells Fargo & Co.	5.211% (SOFR + 1.38%	)#	12/3/2035		15,000,000	14,716,588
Wells Fargo & Co.	6.491% (SOFR + 2.06%	)#	10/23/2034		10,000,000	10,728,895
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		19,771,000	18,302,806
Westpac Banking Corp. (Australia)(b)	2.668% (5 yr. CMT + 1.75%	)#	11/15/2035		8,000,000	6,977,341
Westpac Banking Corp. (Australia)(b)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%	)#	11/23/2031		4,470,000	4,425,385
Total						715,205,981

Beverages 0.87%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		17,000,000	16,577,551
Bacardi-Martini BV (Netherlands)†(b)	6.00%		2/1/2035		16,563,000	16,605,959
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029		6,500,000	6,292,520
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034		10,000,000	10,192,160
Total						49,668,190

Biotechnology 0.72%
Biocon Biologics Global PLC (United Kingdom)†(b)	6.67%		10/9/2029		8,000,000	7,448,674
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		15,373,000	8,827,167
Royalty Pharma PLC	3.35%		9/2/2051		26,400,000	16,402,070
Royalty Pharma PLC(d)	5.40%		9/2/2034		8,344,000	8,312,300
Total						40,990,211

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals 0.82%
Celanese U.S. Holdings LLC	6.415%		7/15/2027	$3,570,000	$3,662,553
Celanese U.S. Holdings LLC	6.85%		11/15/2028	15,000,000	15,541,350
EIDP, Inc.	5.125%		5/15/2032	6,163,000	6,222,621
OCP SA (Malaysia)†(b)	7.50%		5/2/2054	10,000,000	9,799,650
Rain Carbon, Inc.†(d)	12.25%		9/1/2029	8,000,000	8,345,184
Syensqo Finance America LLC†	5.65%		6/4/2029	2,902,000	2,970,276
Total					46,541,634

Coal 0.60%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029	9,464,000	9,901,237
Coronado Finance Pty. Ltd. (Australia)†(b)	9.25%		10/1/2029	14,050,000	10,455,964
Indika Energy Tbk. PT (Indonesia)†(b)	8.75%		5/7/2029	14,000,000	13,489,529
Total					33,846,730

Commercial Services 1.36%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027	13,000,000	13,115,542
Block, Inc.	6.50%		5/15/2032	10,000,000	10,226,120
GXO Logistics, Inc.	6.50%		5/6/2034	12,974,000	13,273,111
JSW Infrastructure Ltd. (India)(b)(d)	4.95%		1/21/2029	12,000,000	11,593,482
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	4,302,000	4,304,857
Rollins, Inc.†	5.25%		2/24/2035	9,253,000	9,184,589
UL Solutions, Inc.†	6.50%		10/20/2028	15,000,000	15,678,115
Total					77,375,816

Computers 0.45%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	15,554,000	14,906,402
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	11,600,000	10,865,251
Total					25,771,653

Diversified Financial Services 4.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.95%		9/10/2034	13,531,000	12,992,531
Air Lease Corp.	5.20%		7/15/2031	6,497,000	6,575,400
Aircastle Ltd.†	2.85%		1/26/2028	11,469,000	10,841,466
Aircastle Ltd.†	6.50%		7/18/2028	21,115,000	21,888,446
Aircastle Ltd./Aircastle Ireland DAC†	5.75%		10/1/2031	10,000,000	10,159,552
American Express Co.	5.667% (SOFR + 1.79%	)#	4/25/2036	8,266,000	8,443,354
Aviation Capital Group LLC†	3.50%		11/1/2027	3,933,000	3,807,769

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	6.375%		7/15/2030	$7,339,000	$7,716,271
Bread Financial Holdings, Inc.†	8.375% (5 yr. CMT + 4.30%	)#	6/15/2035	4,444,000	4,319,015
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	10,000,000	10,671,310
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	5,000,000	5,159,200
GGAM Finance Ltd. (Ireland)†(b)	8.00%		2/15/2027	4,683,000	4,822,558
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	22,000,000	22,996,336
LPL Holdings, Inc.†	4.375%		5/15/2031	30,862,000	29,354,130
LPL Holdings, Inc.	5.75%		6/15/2035	6,658,000	6,615,607
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	5.15%		3/17/2030	4,438,000	4,374,533
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%		3/26/2031	9,087,000	9,451,089
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.125%		3/30/2029	9,574,000	10,025,768
Muthoot Finance Ltd. (India)(b)	6.375%		4/23/2029	6,000,000	5,909,105
Navient Corp.	6.75%		6/25/2025	5,550,000	5,551,309
Navient Corp.	11.50%		3/15/2031	7,368,000	8,353,360
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	7,104,000	7,069,678
Nuveen LLC†	5.85%		4/15/2034	16,390,000	16,735,613
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	10,000,000	9,690,651
United Wholesale Mortgage LLC†	5.50%		11/15/2025	3,040,000	3,039,442
Total					246,563,493

Electric 7.89%
AEP Transmission Co. LLC	5.375%		6/15/2035	4,056,000	4,076,592
AES Corp.	2.45%		1/15/2031	7,975,000	6,823,668
Alexander Funding Trust II†	7.467%		7/31/2028	7,410,000	7,858,757
Appalachian Power Co.	5.65%		4/1/2034	6,742,000	6,809,336
Baltimore Gas & Electric Co.	5.45%		6/1/2035	11,893,000	11,977,421
Black Hills Corp.	6.00%		1/15/2035	8,000,000	8,162,867
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	14,402,000	14,520,543
Commonwealth Edison Co.	5.95%		6/1/2055	5,308,000	5,320,821
Constellation Energy Generation LLC	6.25%		10/1/2039	5,209,000	5,416,910
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	8,615,562
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	4,145,000	4,296,140
DTE Electric Co.	5.85%		5/15/2055	1,638,000	1,635,068
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	12,443,511

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Emera, Inc. (Canada)(b)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	$19,420,000	$19,563,941
Entergy Louisiana LLC	5.80%		3/15/2055	6,483,000	6,291,514
Entergy Mississippi LLC	5.80%		4/15/2055	11,809,000	11,430,389
Entergy Texas, Inc.	5.55%		9/15/2054	4,138,000	3,836,284
Entergy Texas, Inc.	5.80%		9/1/2053	5,000,000	4,840,926
Evergy Kansas Central, Inc.	5.25%		3/15/2035	11,715,000	11,662,651
Evergy Kansas Central, Inc.	5.90%		11/15/2033	6,134,000	6,411,581
Evergy Metro, Inc.	4.95%		4/15/2033	7,167,000	7,054,035
Evergy Missouri West, Inc.†	5.65%		6/1/2034	10,566,000	10,675,829
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,497,000	5,459,270
FirstEnergy Transmission LLC	5.00%		1/15/2035	3,619,000	3,530,216
Indianapolis Power & Light Co.†	5.70%		4/1/2054	6,551,000	6,245,138
Interstate Power & Light Co.	5.60%		6/29/2035	8,654,000	8,708,489
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,282,000	11,654,738
IPALCO Enterprises, Inc.	5.75%		4/1/2034	5,878,000	5,803,915
Jersey Central Power & Light Co.	5.10%		1/15/2035	3,019,000	2,956,147
Liberty Utilities Co.†	5.869%		1/31/2034	14,328,000	14,418,647
Monongahela Power Co.†	5.85%		2/15/2034	3,742,000	3,832,185
Narragansett Electric Co.†	5.35%		5/1/2034	6,762,000	6,740,261
New York State Electric & Gas Corp.†	5.30%		8/15/2034	7,000,000	6,999,352
NRG Energy, Inc.†	4.45%		6/15/2029	14,633,000	14,245,321
Oglethorpe Power Corp.	5.90%		2/1/2055	15,659,000	15,103,039
Oglethorpe Power Corp.	5.95%		11/1/2039	9,896,000	9,973,586
Oglethorpe Power Corp.	6.20%		12/1/2053	10,569,000	10,461,801
Oklahoma Gas & Electric Co.	5.60%		4/1/2053	15,000,000	14,270,148
Oncor Electric Delivery Co. LLC†	5.35%		4/1/2035	7,005,000	7,020,401
Pacific Gas & Electric Co.	4.55%		7/1/2030	24,339,000	23,582,273
Pacific Gas & Electric Co.	6.15%		1/15/2033	6,680,000	6,797,102
Pacific Gas & Electric Co.	6.70%		4/1/2053	4,523,000	4,484,888
Palomino Funding Trust I†	7.233%		5/17/2028	9,071,000	9,545,091
PSEG Power LLC†	5.75%		5/15/2035	4,586,000	4,621,029
Puget Energy, Inc.	4.10%		6/15/2030	21,091,000	20,093,271
Puget Energy, Inc.†	5.725%		3/15/2035	5,500,000	5,448,788
Southwestern Public Service Co.	6.00%		6/1/2054	8,000,000	7,849,031
System Energy Resources, Inc.	5.30%		12/15/2034	14,000,000	13,714,436
Virginia Electric & Power Co.	5.45%		4/1/2053	10,000,000	9,245,056
Vistra Operations Co. LLC†	5.625%		2/15/2027	1,674,000	1,673,937
Vistra Operations Co. LLC†	5.70%		12/30/2034	13,364,000	13,321,390
Total					447,523,292

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electronics 0.55%
Trimble, Inc.	6.10%	3/15/2033	$6,401,000	$6,684,547
Vontier Corp.	2.95%	4/1/2031	28,000,000	24,676,647
Total				31,361,194

Engineering & Construction 0.50%
GMR Hyderabad International Airport Ltd. (India)(b)	4.25%	10/27/2027	8,424,000	8,102,559
IRB Infrastructure Developers Ltd. (India)†(b)	7.11%	3/11/2032	9,128,000	9,057,499
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,889,000	11,177,471
Total				28,337,529

Entertainment 0.22%
Warnermedia Holdings, Inc.	4.279%	3/15/2032	15,000,000	12,733,704

Food 1.36%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	16,000,000	16,335,456
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	3.625%	1/15/2032	21,345,000	19,201,983
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	5.75%	4/1/2033	16,505,000	16,728,890
Mars, Inc.†	5.00%	3/1/2032	8,085,000	8,115,884
Mars, Inc.†	5.20%	3/1/2035	11,550,000	11,511,030
Mars, Inc.†	5.70%	5/1/2055	5,395,000	5,237,628
Total				77,130,871

Food Service 0.18%
Sodexo, Inc.†	5.80%	8/15/2035	10,000,000	10,177,296

Gas 0.84%
National Fuel Gas Co.	2.95%	3/1/2031	8,831,000	7,806,188
National Fuel Gas Co.	5.95%	3/15/2035	15,579,000	15,623,941
Piedmont Natural Gas Co., Inc.	5.05%	5/15/2052	8,000,000	6,831,009
Southwest Gas Corp.	4.05%	3/15/2032	18,563,000	17,294,574
Total				47,555,712

Hand/Machine Tools 0.87%
Regal Rexnord Corp.	6.05%	4/15/2028	17,000,000	17,458,076
Regal Rexnord Corp.	6.30%	2/15/2030	20,036,000	20,783,507
Werner FinCo LP/Werner FinCo, Inc.†	11.50%	6/15/2028	10,000,000	10,887,501
Total				49,129,084

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Products 0.34%
Solventum Corp.	5.90%	4/30/2054	$20,000,000	$19,209,621

Health Care-Services 1.64%
Centene Corp.	3.375%	2/15/2030	28,232,000	25,748,563
Centene Corp.	4.25%	12/15/2027	2,373,000	2,319,136
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	17,000,000	14,631,835
HCA, Inc.	5.45%	9/15/2034	13,500,000	13,370,179
HCA, Inc.	5.60%	4/1/2034	13,516,000	13,595,773
UnitedHealth Group, Inc.	5.15%	7/15/2034	15,000,000	14,809,000
Universal Health Services, Inc.	5.05%	10/15/2034	8,996,000	8,449,883
Total				92,924,369

Insurance 3.62%
200 Park Funding Trust†	5.74%	2/15/2055	10,000,000	9,651,783
ACE Capital Trust II	9.70%	4/1/2030	14,500,000	17,286,624
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	10,000,000	10,003,707
Aon Corp.	8.205%	1/1/2027	11,490,000	12,079,148
Arch Capital Group Ltd.	7.35%	5/1/2034	13,793,000	15,733,819
Arthur J Gallagher & Co.	5.15%	2/15/2035	4,615,000	4,544,222
Assurant, Inc.	2.65%	1/15/2032	5,914,000	4,952,404
Beacon Funding Trust†	6.266%	8/15/2054	8,482,000	8,138,706
Belrose Funding Trust II†	6.792%	5/15/2055	12,000,000	12,038,633
Brown & Brown, Inc.	4.20%	3/17/2032	12,005,000	11,251,620
Brown & Brown, Inc.	5.65%	6/11/2034	7,997,000	8,083,489
CNO Financial Group, Inc.	6.45%	6/15/2034	15,525,000	15,996,811
F&G Annuities & Life, Inc.	7.40%	1/13/2028	10,093,000	10,510,955
GA Global Funding Trust†	5.20%	12/9/2031	11,909,000	11,830,629
Global Atlantic Fin Co.†	7.95%	6/15/2033	12,572,000	14,027,391
MGIC Investment Corp.	5.25%	8/15/2028	10,000,000	9,939,930
Peachtree Corners Funding Trust II†	6.012%	5/15/2035	10,000,000	10,068,832
Pine Street Trust III†	6.223%	5/15/2054	6,900,000	6,661,909
Protective Life Corp.	8.45%	10/15/2039	5,641,000	6,826,758
RenaissanceRe Holdings Ltd.	5.80%	4/1/2035	5,888,000	5,936,032
Total				205,563,402

Internet 0.76%
Rakuten Group, Inc. (Japan)†(b)	11.25%	2/15/2027	12,812,000	13,839,810
Uber Technologies, Inc.†	4.50%	8/15/2029	29,695,000	29,268,966
Total				43,108,776

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Investment Companies 0.41%
Blue Owl Technology Finance Corp.†	6.10%	3/15/2028	$8,984,000	$8,910,943
HA Sustainable Infrastructure Capital, Inc.	6.375%	7/1/2034	15,000,000	14,638,094
Total				23,549,037

Leisure Time 0.82%
Carnival Corp.†	4.00%	8/1/2028	8,000,000	7,735,000
Carnival Corp.†	5.75%	3/1/2027	24,000,000	24,075,034
Carnival Corp.†	5.75%	3/15/2030	5,000,000	5,014,805
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	10,000,000	9,890,109
Total				46,714,948

Lodging 0.27%
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	5,541,000	5,607,657
Las Vegas Sands Corp.	6.00%	8/15/2029	9,463,000	9,615,349
Total				15,223,006

Machinery-Diversified 0.56%
Flowserve Corp.	2.80%	1/15/2032	8,490,000	7,201,670
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%	2/15/2029	10,000,000	10,232,590
nVent Finance SARL (Luxembourg)(b)	5.65%	5/15/2033	14,351,000	14,331,404
Total				31,765,664

Media 0.95%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	27,000,000	26,595,773
Discovery Communications LLC	3.95%	3/20/2028	19,551,000	18,672,349
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,576,000	8,638,639
Total				53,906,761

Mining 1.52%
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	19,771,000	19,948,723
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	5.875%	4/15/2030	5,000,000	5,000,041
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	8,646,184
Glencore Funding LLC†	5.893%	4/4/2054	6,922,000	6,608,321
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	7,019,000	6,839,854
Minera Mexico SA de CV (Mexico)†(b)	5.625%	2/12/2032	10,000,000	9,915,500
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.95%	10/17/2031	7,000,000	6,968,355
Stillwater Mining Co.	4.00%	11/16/2026	8,000,000	7,739,780
WE Soda Investments Holding PLC (United Kingdom)†(b)	9.50%	10/6/2028	5,000,000	5,175,771

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (contiuned)
WE Soda Investments Holding PLC (United Kingdom)(b)	9.50%	10/6/2028	$3,300,000	$3,416,009
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(b)	5.854%	5/13/2032	5,841,000	5,840,352
Total				86,098,890

Oil & Gas 10.32%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	8,028,000	8,232,586
Antero Resources Corp.†	7.625%	2/1/2029	11,500,000	11,779,174
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030	15,000,000	14,548,666
California Resources Corp.†	7.125%	2/1/2026	4,989,000	4,988,467
California Resources Corp.†	8.25%	6/15/2029	8,000,000	8,022,104
Chord Energy Corp.†	6.75%	3/15/2033	7,000,000	6,957,303
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,652,000	6,767,020
Civitas Resources, Inc.†	8.75%	7/1/2031	18,000,000	17,621,205
Comstock Resources, Inc.†	5.875%	1/15/2030	12,000,000	11,358,530
Continental Resources, Inc.†	5.75%	1/15/2031	42,500,000	42,328,903
Coterra Energy, Inc.	5.60%	3/15/2034	10,476,000	10,394,847
Crescent Energy Finance LLC†	7.625%	4/1/2032	6,133,000	5,787,107
Crescent Energy Finance LLC†	9.25%	2/15/2028	17,000,000	17,567,623
Devon Energy Corp.	5.20%	9/15/2034	8,418,000	7,974,608
Ecopetrol SA (Colombia)(b)	7.75%	2/1/2032	5,000,000	4,850,716
Ecopetrol SA (Colombia)(b)	8.375%	1/19/2036	16,000,000	15,239,114
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,000,000	7,184,589
EQT Corp.†	4.75%	1/15/2031	12,290,000	11,894,107
EQT Corp.†	6.375%	4/1/2029	13,610,000	13,939,146
EQT Corp.†	7.50%	6/1/2030	2,130,000	2,313,290
Expand Energy Corp.	5.375%	2/1/2029	27,706,000	27,633,920
Expand Energy Corp.†	5.875%	2/1/2029	12,851,000	12,900,875
Expand Energy Corp.†	6.75%	4/15/2029	5,000,000	5,061,835
Helmerich & Payne, Inc.†(d)	5.50%	12/1/2034	15,000,000	13,268,369
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	8,000,000	7,255,634
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	8,000,000	7,420,081
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	8,357,000	8,267,497
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	10,000,000	9,485,370
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	15,085,000	14,951,312
Matador Resources Co.†	6.50%	4/15/2032	15,000,000	14,700,546
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	10,000,000	9,649,253
Nabors Industries, Inc.†(d)	8.875%	8/15/2031	5,000,000	3,426,081

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	5.55%	10/1/2034	$10,000,000	$9,460,440
Occidental Petroleum Corp.	6.125%	1/1/2031	5,000,000	5,094,030
Occidental Petroleum Corp.	6.45%	9/15/2036	7,010,000	6,896,240
Occidental Petroleum Corp.	7.50%	5/1/2031	5,000,000	5,385,190
Occidental Petroleum Corp.	8.875%	7/15/2030	8,050,000	9,055,614
OGX Austria GmbH (Brazil)†(b)(e)	8.50%	6/1/2018	1,800,000	36	(f)
Ovintiv, Inc.	6.50%	2/1/2038	2,493,000	2,435,743
Ovintiv, Inc.	7.10%	7/15/2053	10,000,000	9,790,944
Permian Resources Operating LLC†	6.25%	2/1/2033	12,000,000	11,850,086
Permian Resources Operating LLC†	8.00%	4/15/2027	5,000,000	5,093,610
Petroleos Mexicanos (Mexico)(b)	6.49%	1/23/2027	15,000,000	14,727,265
Saturn Oil & Gas, Inc. (Canada)†(b)(d)	9.625%	6/15/2029	15,488,000	14,196,341
SM Energy Co.†	7.00%	8/1/2032	15,000,000	14,413,850
Talos Production, Inc.†	9.375%	2/1/2031	12,500,000	12,301,163
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%	8/15/2030	12,000,000	10,523,853
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	15,000,000	14,178,242
Transocean, Inc.(d)	7.50%	4/15/2031	9,000,000	7,083,794
Transocean, Inc.†	8.25%	5/15/2029	4,358,000	3,933,931
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	11,000,000	10,022,201
Viper Energy, Inc.†	7.375%	11/1/2031	32,913,000	34,534,986
Vital Energy, Inc.†(d)	7.875%	4/15/2032	11,000,000	8,931,585
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	12,000,000	11,636,419
Total				585,315,441

Oil & Gas Services 0.10%
Oceaneering International, Inc.	6.00%	2/1/2028	5,500,000	5,429,335

Pharmaceuticals 0.80%
Bayer Corp.†	6.65%	2/15/2028	14,827,000	15,459,599
Bayer U.S. Finance LLC†	6.50%	11/21/2033	19,000,000	19,793,040
Herbalife Nutrition Ltd./HLF Financing, Inc.†(d)	7.875%	9/1/2025	10,000,000	10,020,781
Total				45,273,420

Pipelines 2.58%
Boardwalk Pipelines LP	3.40%	2/15/2031	7,767,000	7,099,702
Cheniere Energy Partners LP	5.75%	8/15/2034	10,000,000	10,039,710
Cheniere Energy, Inc.	5.65%	4/15/2034	9,989,000	9,972,441
Columbia Pipelines Holding Co. LLC†	5.097%	10/1/2031	7,047,000	6,916,986
Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	9,069,000	8,371,500
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	5,564,000	4,595,788

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Enbridge, Inc. (Canada)(b)	5.625%		4/5/2034		$10,000,000	$10,099,815
Enbridge, Inc. (Canada)(b)(d)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084		22,191,000	24,135,353
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(c)	18,970,000	18,969,630
NGPL PipeCo LLC†	4.875%		8/15/2027		20,308,000	20,121,076
Plains All American Pipeline LP	8.698% (3 mo. USD Term SOFR + 4.37%	)#	–	(c)	6,499,000	6,471,030
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034		10,000,000	9,630,154
Transcanada Trust (Canada)(b)	5.875% (3 mo. USD LIBOR + 4.64%	)#	8/15/2076		10,000,000	9,954,697
Total						146,377,882

REITS 2.97%
Brixmor Operating Partnership LP	5.20%		4/1/2032		6,321,000	6,287,142
Crown Castle, Inc.	3.30%		7/1/2030		25,575,000	23,658,789
Crown Castle, Inc.	5.80%		3/1/2034		10,875,000	11,105,313
First Industrial LP	5.25%		1/15/2031		20,000,000	20,027,039
GLP Capital LP/GLP Financing II, Inc.	5.625%		9/15/2034		6,502,000	6,347,027
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,237,416
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034		13,696,000	13,438,222
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027		7,500,000	7,728,750
Host Hotels & Resorts LP	5.70%		7/1/2034		10,000,000	9,839,230
Invitation Homes Operating Partnership LP	4.875%		2/1/2035		9,230,000	8,785,625
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		8,572,000	8,894,950
Phillips Edison Grocery Center Operating Partnership I LP	4.95%		1/15/2035		10,573,000	10,072,252
Regency Centers LP	5.00%		7/15/2032		8,500,000	8,487,270
VICI Properties LP	5.625%		4/1/2035		13,015,000	12,871,808
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029		12,155,000	11,798,025
Total						168,578,858

Retail 0.61%
Alimentation Couche-Tard, Inc. (Canada)†(b)	5.267%		2/12/2034		2,247,000	2,203,779
Alimentation Couche-Tard, Inc. (Canada)†(b)	5.617%		2/12/2054		4,345,000	3,964,151
CEC Entertainment LLC†	6.75%		5/1/2026		10,000,000	9,848,283
Dick’s Sporting Goods, Inc.	4.10%		1/15/2052		7,000,000	4,804,316
Park River Holdings, Inc.†(d)	6.75%		8/1/2029		5,000,000	4,001,665
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025		10,000,000	10,042,700
Total						34,864,894

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 2.20%
Broadcom, Inc.†	3.469%	4/15/2034	$29,970,000	$26,334,145
Entegris, Inc.†	4.75%	4/15/2029	15,649,000	15,205,338
Foundry JV Holdco LLC†	5.50%	1/25/2031	8,999,000	9,121,815
Foundry JV Holdco LLC†	5.875%	1/25/2034	7,554,000	7,579,084
Foundry JV Holdco LLC†	5.90%	1/25/2033	13,301,000	13,586,480
Foundry JV Holdco LLC†	6.10%	1/25/2036	15,000,000	15,251,327
Foundry JV Holdco LLC†	6.15%	1/25/2032	18,000,000	18,705,903
Intel Corp.	2.45%	11/15/2029	10,000,000	9,048,123
Intel Corp.(d)	5.15%	2/21/2034	10,000,000	9,792,128
Total				124,624,343

Software 1.71%
AppLovin Corp.	5.50%	12/1/2034	6,923,000	6,929,399
AppLovin Corp.	5.95%	12/1/2054	6,997,000	6,693,765
Atlassian Corp. (Australia)(b)	5.50%	5/15/2034	13,728,000	13,855,496
MSCI, Inc.†	3.625%	9/1/2030	6,100,000	5,654,350
MSCI, Inc.†	3.625%	11/1/2031	21,075,000	19,144,881
Oracle Corp.	3.85%	7/15/2036	9,393,000	8,106,194
Oracle Corp.	5.375%	7/15/2040	15,535,000	14,724,795
Oracle Corp.	6.125%	7/8/2039	14,843,000	15,241,344
Paychex, Inc.	5.60%	4/15/2035	6,606,000	6,720,084
Total				97,070,308

Telecommunications 0.77%
AT&T, Inc.	3.50%	9/15/2053	35,095,000	23,345,296
Frontier North, Inc.	6.73%	2/15/2028	11,678,000	11,977,249
Sprint Capital Corp.	8.75%	3/15/2032	6,806,000	8,155,555
Total				43,478,100

Toys/Games/Hobbies 0.70%
Hasbro, Inc.	6.05%	5/14/2034	20,000,000	20,274,953
Mattel, Inc.†	3.75%	4/1/2029	10,900,000	10,291,681
Mattel, Inc.†	5.875%	12/15/2027	9,000,000	9,038,295
Total				39,604,929

Transportation 0.42%
Pacific National Finance Pty. Ltd. (Australia)(b)	4.75%	3/22/2028	15,000,000	14,475,855
RXO, Inc.†	7.50%	11/15/2027	9,250,000	9,475,656
Total				23,951,511

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Trucking & Leasing 0.34%
Fortress Transportation & Infrastructure Investors LLC†	5.875%		4/15/2033	$9,000,000	$8,697,004
Fortress Transportation & Infrastructure Investors LLC†	7.875%		12/1/2030	5,000,000	5,257,645
GATX Corp.	5.50%		6/15/2035	5,195,000	5,156,483
Total					19,111,132
Total Corporate Bonds (cost $4,352,334,424)					4,312,189,187

FLOATING RATE LOANS(g) 9.29%

Commercial Services 0.36%
Trans Union LLC 2024 Term Loan B8	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	5,895,301	5,901,314
Trans Union LLC 2024 Term Loan B9	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	14,392,500	14,401,495
Total					20,302,809

Computers 0.38%
Amentum Government Services Holdings LLC 2024 Term Loan B	6.577% (1 mo. USD Term SOFR + 2.25%	)	9/29/2031	7,972,500	7,947,626
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	6,830,000	6,807,051
Twitter, Inc. Term Loan	10.949% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029	6,960,735	6,902,230
Total					21,656,907

Diversified Financial Services 1.12%
Advisor Group, Inc. 2024 Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	8/17/2028	9,925,125	9,970,731
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.073% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	29,050,192	29,086,505
Citadel Securities LP 2024 First Lien Term Loan	6.327% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	10,297,950	10,345,578
Corpay Technologies Operating Co. LLC Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	6,386,993	6,393,507
Guggenheim Partners LLC 2024 Term Loan B	6.799% (3 mo. USD Term SOFR + 2.50%	)	11/26/2031	3,990,000	4,000,973
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(b)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	3,851,000	3,877,129
Total					63,674,423

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Manufacturing Operations 0.14%
First Eagle Investment Management LLC 2024 Term Loan B2	7.299% (3 mo. USD Term SOFR + 3.00%	)	3/5/2029	$7,544,000	$7,553,920

Electric 1.58%
Calpine Corp. 2024 Term Loan B10	6.077% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	17,375,019	17,375,019
Calpine Corp. 2024 Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032	16,916,597	16,923,279
Edgewater Generation LLC 2025 Repriced Term Loan	–	(h)	8/1/2030	8,500,000	8,547,813
NRG Energy, Inc. 2024 Term Loan	6.03% - 6.08% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	25,657,680	25,712,588
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.077% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	20,855,607	20,908,475
Total					89,467,174

Entertainment 1.15%
Flutter Financing BV 2024 Term Loan B (Netherlands)(b)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	36,172,113	36,121,291
Flutter Financing BV 2025 Term Loan B (Netherlands)(b)	–	(h)	5/24/2032	7,500,000	7,490,625
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.327% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	2,029,800	2,022,188
Six Flags Entertainment Corp. 2024 Term Loan B	6.327% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	19,660,731	19,702,511
Total					65,336,615

Health Care Products 0.28%
Solventum Corp. Term Loan	5.818% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	16,000,000	16,000,000

Health Care Services 0.21%
DaVita, Inc. 2024 Extended Term Loan B1	6.327% (1 mo. USD Term SOFR + 2.00%	)	5/9/2031	11,940,000	11,961,253

Home Furnishings 0.44%
Tempur Sealy International, Inc. 2024 Term Loan B	6.76% (1 mo. USD Term SOFR + 2.50%	)	10/24/2031	24,937,500	25,059,070

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance 0.39%
Asurion LLC 2021 Term Loan B9	7.691% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	$22,035,634	$21,937,686

Lodging 0.19%
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	6.177% (1 mo. USD Term SOFR + 1.75%	)(h)	4/8/2027	10,571,228	10,577,888

Manufacturing 0.23%
DirecTV Financing LLC Term Loan	9.541% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	1,294,564	1,301,037
Virgin Media Bristol LLC USD Term Loan N	6.943% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	12,000,000	11,831,220
Total					13,132,257

Media 1.30%
Charter Communications Operating LLC 2023 Term Loan B4	6.298% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	18,394,000	18,390,873
Charter Communications Operating LLC 2024 Term Loan B5	6.548% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	55,327,018	55,365,194
Total					73,756,067

Pharmaceuticals 0.21%
Elanco Animal Health, Inc. Term Loan B	6.174% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	12,021,746	12,021,506

Real Estate Investment Trusts 0.22%
Iron Mountain, Inc. 2023 Term Loan B	6.327% (1 mo. USD Term SOFR + 2.00%	)	1/31/2031	12,545,766	12,558,312
Regional 0.07%

Seminole Tribe of Florida 2022 Term Loan A	5.427% (1 mo. USD Term SOFR + 1.00%	)	5/13/2027	4,027,778	4,017,708

Semiconductors 0.72%
Broadcom, Inc. Term Loan A5	5.452% (1 mo. USD Term SOFR + 1.13%	)	8/15/2028	40,986,575	40,986,575

Transportation 0.27%
Genesee & Wyoming, Inc. 2024 Term Loan B	6.049% (3 mo. USD Term SOFR + 1.75%	)	4/10/2031	15,422,500	15,368,367

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities 0.03%
Lightstone Holdco LLC 2022 Extended Term Loan B	10.03% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	$1,571,774	$1,576,529
Lightstone Holdco LLC 2022 Extended Term Loan C	10.03% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	272,494	273,318
Total					1,849,847
Total Floating Rate Loans (cost $527,402,867)					527,218,384

FOREIGN GOVERNMENT OBLIGATIONS 1.21%

Bermuda 0.39%
Bermuda Government International Bonds	2.375%		8/20/2030	13,932,000	12,197,466
Bermuda Government International Bonds	5.00%		7/15/2032	10,053,000	9,821,781
Total					22,019,247

Colombia 0.23%
Colombia Government International Bonds(b)	7.50%		2/2/2034	6,000,000	5,941,800
Colombia Government International Bonds(b)	7.75%		11/7/2036	7,333,000	7,124,009
Total					13,065,809

Dominican Republic 0.19%
Dominican Republic International Bonds(b)	8.625%		4/20/2027	10,166,667	10,546,138

Egypt 0.09%
Egypt Government International Bonds†(b)	8.625%		2/4/2030	5,000,000	4,967,897

Hungary 0.21%
Hungary Government International Bonds(b)	5.25%		6/16/2029	12,000,000	12,048,054

Mexico 0.10%
Mexico Government International Bonds(b)	6.00%		5/13/2030	5,729,000	5,894,568
Total Foreign Government Obligations (cost $68,413,658)					68,541,713

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(i) (Cost $98,103)	0.386%	#(j)	7/16/2054	4,063,116	48,107

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.55%
Government National Mortgage Association(k)	5.50%		TBA	60,455,000	60,022,907
Government National Mortgage Association(k)	6.00%		TBA	30,401,000	30,670,914
Uniform Mortgage-Backed Security(k)	5.00%		TBA	123,116,000	120,225,486
Uniform Mortgage-Backed Security(k)	5.50%		TBA	142,016,000	141,922,192
Uniform Mortgage-Backed Security(k)	6.00%		TBA	74,275,000	75,358,826
Total Government Sponsored Enterprises Pass-Throughs (cost $426,973,951)					428,200,325

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.28%
GS Mortgage Securities Trust Series 2015-GS1 Class XB(i)	0.16%	#(j)	11/10/2048	$30,000,000	$32,634
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(i)	0.541%	#(j)	8/5/2034	16,028,000	18,633
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(i)	0.493%	#(j)	8/5/2034	18,308,000	2,159
RIDE Series 2025-SHRE Class A†	5.438%	#(j)	2/14/2047	6,960,000	7,033,329
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	8,430,000	8,545,924
Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,447,350)					15,632,679

U.S. TREASURY OBLIGATIONS 1.12%
U.S. Treasury Bonds (cost $65,163,662)	4.75%		2/15/2045	65,138,200	63,601,346
Total Long-Term Investments (cost $6,021,546,532)					5,981,063,431

SHORT-TERM INVESTMENTS 2.00%

REPURCHASE AGREEMENTS 0.54%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $11,716,200 of U.S. Treasury Note at 1.625% due 11/30/2026; value: $11,400,895; proceeds: $11,180,896 (cost $11,177,170)				11,177,170	11,177,170
Repurchase Agreement dated 5/30/2025, 4.120% due 6/2/2025 with JPMorgan Securities LLC collateralized by $20,505,800 of U.S. Treasury Note at 0.875% due 9/30/2026; value: $19,694,898; proceeds: $19,307,627 (cost $19,301,000)				19,301,000	19,301,000
Total Repurchase Agreements (cost $30,478,170)					30,478,170

Time Deposits 0.15%
CitiBank N.A.(l) (cost $8,280,818)				8,280,818	8,280,818

				Shares

Money Market Funds 1.31%
Fidelity Government Portfolio(l) (cost $74,527,366)				74,527,366	74,527,366
Total Short-Term Investments (cost $113,286,354)					113,286,354
Total Investments in Securities 107.44% (cost $6,134,832,886)					6,094,349,785
Other Assets and Liabilities – Net(m) (7.44)%					(422,099,735)
Net Assets 100.00%					$5,672,250,050

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2025

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $2,544,043,331, which represents 44.85% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Defaulted (non-income producing security).
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(h)	Interest Rate to be determined.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	$50,820,000	$896,123	$162,536	$1,058,659
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	28,015,000	515,586	64,260	579,846
Total					$1,411,709	$226,796	$1,638,505

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $226,796. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

Centrally Cleared Interest Rate Swap Contracts at May 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ Depreciation)	Value
Goldman Sachs(2)	3.138%	12-Month USD SOFR Index	5/15/2034	$110,000,000	$693,117	$4,877,885	$5,571,002

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$7,393,000	$61,494

NSA    Non-seasonally adjusted.

Forward Foreign Currency Exchange Contracts at May 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank And Trust	6/13/2025	15,356,000	$10,789,021	$11,195,676	$(406,655)

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	2,601	Long	$538,923,995	$539,544,938	$620,943
U.S. 5-Year Treasury Note	September 2025	555	Long	59,874,251	60,044,063	169,812
U.S. Long Bond	September 2025	1,264	Long	140,238,791	142,555,500	2,316,709
U.S. Ultra Treasury Bond	September 2025	4,549	Long	517,581,395	527,968,312	10,386,917
Total Unrealized Appreciation on Futures Contracts						$13,494,381

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2025	305	Long	$34,358,937	$34,326,797	$(32,140)

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2025

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$25,143,441	$12,517,500	$37,660,941
Remaining Industries	–	527,970,749	–	527,970,749
Corporate Bonds
Oil & Gas	–	585,315,405	36	585,315,441
Remaining Industries	–	3,726,873,746	–	3,726,873,746
Floating Rate Loans	–	527,218,384	–	527,218,384
Foreign Government Obligations	–	68,541,713	–	68,541,713
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	48,107	–	48,107
Government Sponsored Enterprises
Pass-Throughs	–	428,200,325	–	428,200,325
Non-Agency Commercial
Mortgage-Backed Securities	–	15,632,679	–	15,632,679
U.S. Treasury Obligations	–	63,601,346	–	63,601,346
Short-Term Investments
Repurchase Agreements	–	30,478,170	–	30,478,170
Time Deposits	–	8,280,818	–	8,280,818
Money Market Funds	74,527,366	–	–	74,527,366
Total	$74,527,366	$6,007,304,883	$12,517,536	$6,094,349,785
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,638,505	$–	$1,638,505
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	5,571,002	–	5,571,002
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	61,494	–	61,494
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(406,655)	–	(406,655)
Futures Contracts
Assets	13,494,381	–	–	13,494,381
Liabilities	(32,140)	–	–	(32,140)
Total	$13,462,241	$6,864,346	$–	$20,326,587

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2025

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.46%

ASSET-BACKED SECURITIES 20.38%

Automobiles 6.82%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	$600,000	$612,246
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,300,000	2,312,324
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	60,839	59,548
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%	7/25/2029	1,090,000	1,102,392
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	1,980,089	1,999,147
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%	10/15/2030	875,000	889,005
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,832,000	1,845,453
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%	10/15/2030	1,325,000	1,346,715
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%	8/15/2028	670,000	670,130
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	1,250,000	1,271,633
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	1,000,000	1,010,883
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,285,000	1,293,301
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	705,000	714,202
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66%	2/21/2028	785,000	788,483
Gm Financial Automobile Leasing Trust Series 2025-2 Class A4	4.64%	4/20/2029	1,265,000	1,266,353
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	1,000,000	1,011,788
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	792,677	803,602
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	745,582	750,192
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	1,135,000	1,141,569

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	$2,070,000	$2,096,898
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	740,000	740,469
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,175,000	2,209,967
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	1,888,306	1,900,398
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	1,980,000	1,981,331
Nissan Auto Receivables Owner Trust Series 2025-A Class A3	4.49%	12/17/2029	500,000	501,506
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	208,942	209,005
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	599,523	604,813
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	570,000	570,708
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	2,181,418	2,172,475
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	1,165,000	1,170,824
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	875,000	887,871
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	2,518,000	2,564,189
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	1,235,000	1,260,583
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%	1/16/2029	3,632,000	3,656,096
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	740,000	748,261
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	560,000	563,269
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	855,000	869,421
Westlake Automobile Receivables Trust Series 2024-3A Class C†	4.92%	11/15/2029	1,035,000	1,034,588
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	1,800,000	1,807,616
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	995,000	997,031
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	2,405,000	2,432,639
Total				51,868,924

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.58%
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	$1,515,000	$1,522,576
First National Master Notes Trust Series 2025-1 Class A	4.85%		2/15/2030	1,230,000	1,247,132
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	1,600,000	1,602,240	(a)
Total					4,371,948

Other 12.51%
ACREC Ltd. Series 2021-FL1 Class A†	5.593% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	608,721	607,307
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,240,000	2,250,902
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,495,000	1,501,595
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	790,000	788,879
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,430,000	1,434,002
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.40% (3 mo. USD Term SOFR + 1.13%	)#	12/2/2034	2,000,000	1,997,164
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	5.606% (3 mo. USD Term SOFR + 1.35%	)#	4/15/2035	1,980,000	1,980,845
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	5.618% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	3,466,505	3,470,325
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	262,834	241,059
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.30% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	2,000,000	1,994,992
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.252% (3 mo. USD Term SOFR + 0.98%	)#	10/22/2032	1,573,628	1,570,545
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.763% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	548,250	548,759
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.286% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	2,250,000	2,237,029
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	5.594% (3 mo. USD Term SOFR + 1.31%	)#	7/27/2031	205,540	205,760
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	5.641% (3 mo. USD Term SOFR + 1.36%	)#	7/17/2031	1,928,435	1,930,051
Cedar Funding VII CLO Ltd. Series 2018-7A Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	1/20/2031	720,000	720,407

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.389% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	$1,425,298	$1,423,433
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.37% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	1,670,000	1,662,644
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	5.386% (3 mo. USD Term SOFR + 1.13%	)#	10/15/2031	1,245,482	1,245,833
DLLMT LLC Series 2024-1A Class A4†	4.98%		4/20/2032	1,350,000	1,368,250
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.612% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	1,810,000	1,810,892
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.712% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	310,000	309,839
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.463% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	1,275,565	1,275,657
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.443% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	1,026,104	1,022,714
KKR CLO 15 Ltd. Series 15 Class BR2†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	1,630,000	1,631,046
KKR CLO 23 Ltd. Series 23 Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	1,600,000	1,601,530
KKR CLO 40 Ltd. Series 40A Class AR†	5.57% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	2,390,000	2,394,331
KKR CLO 43 Ltd. Series 2022-43A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.75%	)#	1/15/2036	3,000,000	3,016,872
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,388,121
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032	5,810,000	5,804,020
LFT CRE Ltd. Series 2021-FL1 Class A†	5.613% (1 mo. USD Term SOFR + 1.28%	)#	6/15/2039	518,952	517,420
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.712% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	820,000	820,104
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	395,000	396,913
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.563% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	2,450,000	2,451,107
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	1,460,000	1,387,225
MF1 LLC Series 2024-FL14 Class A†	6.064% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	1,990,000	1,996,844

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. Series 2021-FL7 Class A†	5.521% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	$165,214	$165,203
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,214,372
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	3,666,213	3,687,106
Parallel Ltd. Series 2021-1A Class BR†	5.906% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2034	1,500,000	1,498,503
PFP Ltd. Series 2025-12 Class A†(b)	–	(c)	12/18/2042	1,420,000	1,416,450
Post CLO Ltd. Series 2021-1A Class BR†	5.856% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	1,500,000	1,500,737
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	5.382% (3 mo. USD Term SOFR + 1.10%	)#	10/25/2031	1,578,732	1,579,454
Romark CLO Ltd. Series 2017-1A Class A1R†	5.571% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	1,739,946	1,741,143
RR 12 Ltd. Series 2020-12A Class AAR3†	5.506% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2036	1,300,000	1,300,459
RR 8 Ltd. Series 2020-8A Class A1R†	5.606% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	2,750,000	2,751,694
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	1,557,671	1,551,394
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	565,000	579,273
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.602% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	149,924	150,093
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.522% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	2,250,000	2,249,246
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.31% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	2,000,000	1,985,870
Trysail CLO Ltd. Series 2021-1A Class A1†	5.851% (3 mo. USD Term SOFR + 1.58%	)#	7/20/2032	3,781,373	3,775,826
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	653,473	653,578
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	5.38% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	2,000,000	2,002,684
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.578% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	1,470,442	1,471,373
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	1,935,000	1,940,513
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	410,000	408,763
Voya CLO Ltd. Series 2013-3A Class A2RR†	6.231% (3 mo. USD Term SOFR + 1.96%	)#	10/18/2031	466,000	466,899
Total					95,095,049

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Student Loan 0.47%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%	10/15/2069	$1,914,725	$1,715,532
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	2,029,399	1,891,906
Total				3,607,438
Total Asset-Backed Securities (cost $155,117,429)				154,943,359

CONVERTIBLE BONDS 0.09%

Commercial Services 0.09%
Block, Inc. (cost $733,764)	Zero Coupon	5/1/2026	770,000	734,772

CORPORATE BONDS 60.91%

Aerospace/Defense 1.79%
BAE Systems PLC (United Kingdom)†(d)	5.125%	3/26/2029	443,000	451,440
Boeing Co.	2.196%	2/4/2026	1,298,000	1,275,256
Boeing Co.	2.25%	6/15/2026	223,000	217,466
Boeing Co.	2.70%	2/1/2027	609,000	589,962
Boeing Co.	3.20%	3/1/2029	403,000	381,408
Boeing Co.	3.25%	2/1/2028	540,000	521,158
Boeing Co.	5.04%	5/1/2027	510,000	513,248
Boeing Co.	5.15%	5/1/2030	357,000	360,290
Boeing Co.	6.259%	5/1/2027	1,489,000	1,531,084
Boeing Co.	6.298%	5/1/2029	1,333,000	1,402,434
Bombardier, Inc. (Canada)†(d)	7.875%	4/15/2027	154,000	154,804
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(d)	7.375%	8/15/2026	1,000,000	1,001,725
HEICO Corp.	5.25%	8/1/2028	772,000	788,735
Rolls-Royce PLC (United Kingdom)†(d)	3.625%	10/14/2025	249,000	247,749
Rolls-Royce PLC (United Kingdom)†(d)	5.75%	10/15/2027	400,000	409,204
TransDigm, Inc.	5.50%	11/15/2027	714,000	713,888
TransDigm, Inc.†	6.75%	8/15/2028	760,000	774,138
Triumph Group, Inc.†	9.00%	3/15/2028	2,137,000	2,240,536
Total				13,574,525

Agriculture 2.33%
Altria Group, Inc.	4.875%	2/4/2028	270,000	272,571
BAT International Finance PLC (United Kingdom)(d)	5.931%	2/2/2029	2,000,000	2,089,495
Imperial Brands Finance PLC (United Kingdom)†(d)	5.50%	2/1/2030	1,337,000	1,366,398
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	2,954,000	3,031,490
Japan Tobacco, Inc. (Japan)†(d)	4.85%	5/15/2028	1,173,000	1,184,253

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture (continued)
Japan Tobacco, Inc. (Japan)†(d)	5.25%		6/15/2030	$1,102,000	$1,125,020
Viterra Finance BV (Netherlands)†(d)	2.00%		4/21/2026	4,352,000	4,240,109
Viterra Finance BV (Netherlands)†(d)	4.90%		4/21/2027	4,414,000	4,415,637
Total					17,724,973

Airlines 0.49%
Air Canada (Canada)†(d)	3.875%		8/15/2026	995,000	983,071
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.021%		10/20/2029	270,000	264,564
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027	837,324	839,769
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	214,648	218,662
United Airlines, Inc.†	4.375%		4/15/2026	1,450,000	1,433,724
Total					3,739,790

Apparel 0.20%
PVH Corp.	4.625%		7/10/2025	1,561,000	1,560,416

Auto Manufacturers 2.77%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	1,357,000	1,313,142
Ford Motor Credit Co. LLC	5.125%		11/5/2026	2,471,000	2,449,788
Ford Motor Credit Co. LLC	5.303%		9/6/2029	1,202,000	1,163,566
Ford Motor Credit Co. LLC	5.80%		3/8/2029	1,429,000	1,409,933
Ford Motor Credit Co. LLC	5.85%		5/17/2027	823,000	822,258
Ford Motor Credit Co. LLC	6.95%		6/10/2026	273,000	276,176
Ford Motor Credit Co. LLC	7.35%		11/4/2027	639,000	657,906
General Motors Co.	5.35%		4/15/2028	292,000	294,431
General Motors Financial Co., Inc.	5.00%		7/15/2027	417,000	417,484
General Motors Financial Co., Inc.	5.40%		5/8/2027	315,000	317,717
General Motors Financial Co., Inc.	5.55%		7/15/2029	699,000	706,784
General Motors Financial Co., Inc.	5.637% (SOFR + 1.29%	)#	1/7/2030	415,000	404,330
Hyundai Capital America†	2.00%		6/15/2028	910,000	834,205
Hyundai Capital America†	5.30%		1/8/2029	584,000	588,878
Hyundai Capital America†	5.50%		3/30/2026	115,000	115,643
Hyundai Capital America†	5.65%		6/26/2026	1,665,000	1,680,284
Hyundai Capital America†	6.10%		9/21/2028	1,497,000	1,545,799
Hyundai Capital America†	6.50%		1/16/2029	2,000,000	2,090,115
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	7.75%		10/15/2025	1,424,000	1,428,887
Nissan Motor Co. Ltd. (Japan)†(d)	3.522%		9/17/2025	369,000	366,002

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	$500,000	$501,573
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	376,000	376,181
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	335,000	335,101
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	990,000	998,821
Total					21,095,004

Auto Parts & Equipment 0.28%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	2,153,000	2,166,336

Banks 11.94%
ABN AMRO Bank NV (Netherlands)†(d)	4.75%		7/28/2025	5,620,000	5,618,572
AIB Group PLC (Ireland)†(d)	5.32% (SOFR + 1.65%	)#	5/15/2031	200,000	201,834
AIB Group PLC (Ireland)†(d)	6.608% (SOFR + 2.33%	)#	9/13/2029	1,327,000	1,396,312
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(d)	5.875%		5/7/2030	436,000	438,455
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	541,000	531,406
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	1,272,000	1,280,194
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	1,533,000	1,478,180
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	4,090,164
Barclays PLC (United Kingdom)(d)	4.836%		5/9/2028	1,142,000	1,144,389
Barclays PLC (United Kingdom)(d)	5.086% (SOFR + 0.96%	)#	2/25/2029	456,000	458,711
Barclays PLC (United Kingdom)(d)	5.20%		5/12/2026	3,750,000	3,760,329
Barclays PLC (United Kingdom)(d)	5.367% (SOFR + 1.23%	)#	2/25/2031	476,000	480,304
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,872,000	1,911,727
Barclays PLC (United Kingdom)(d)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	951,000	1,006,512
BNP Paribas SA (France)†(d)	2.219% (SOFR + 2.07%	)#	6/9/2026	446,000	445,774
BNP Paribas SA (France)†(d)	2.591% (SOFR + 1.23%	)#	1/20/2028	1,357,000	1,310,288
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	436,000	434,033
BPCE SA (France)†(d)	5.716% (SOFR + 1.96%	)#	1/18/2030	705,000	720,683

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(d)	5.975% (SOFR + 2.10%	)#	1/18/2027	$2,788,000	$2,805,673
Capital One NA	4.25%		3/13/2026	1,275,000	1,270,978
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028	510,000	520,437
Citibank NA	4.914%		5/29/2030	733,000	739,414
Citigroup, Inc.	4.643% (SOFR + 1.14%	)#	5/7/2028	1,411,000	1,409,057
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	1,680,000	1,682,661
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	1,811,000	1,834,779
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	629,000	629,899
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	646,000	662,790
Danske Bank AS (Denmark)†(d)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	608,000	602,310
Danske Bank AS (Denmark)†(d)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	887,000	877,759
Danske Bank AS (Denmark)†(d)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	1,087,000	1,103,938
Federation des Caisses Desjardins du Quebec (Canada)†(d)	5.70%		3/14/2028	439,000	452,437
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	1,016,000	1,012,255
First Citizens BancShares, Inc.	6.764% (3 mo. USD Term SOFR + 2.47%	)#	3/15/2030	313,000	312,954
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	554,000	557,405
Freedom Mortgage Corp.†	12.00%		10/1/2028	759,000	814,857
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	2,099,000	2,077,700
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	1,056,000	1,061,663
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	293,000	297,215
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	697,000	707,345
HSBC Holdings PLC (United Kingdom)(d)	4.899% (SOFR + 1.03%	)#	3/3/2029	729,000	730,802

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(d)	5.597% (SOFR + 1.06%	)#	5/17/2028	$1,164,000	$1,181,706
HSBC USA, Inc.(b)	4.65%		6/3/2028	625,000	626,846
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	487,000	486,330
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	1,102,000	1,104,657
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%	)#	5/13/2031	787,000	716,827
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	215,000	217,603
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	1,756,000	1,783,798
KeyCorp	5.121% (SOFR + 1.23%	)#	4/4/2031	273,000	272,523
KODIT Global Co. Ltd. (South Korea)†(d)	5.357%		5/29/2027	1,060,000	1,073,247
Lloyds Banking Group PLC (United Kingdom)(d)	4.582%		12/10/2025	5,156,000	5,146,791
Lloyds Banking Group PLC (United Kingdom)(d)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	759,000	767,894
Morgan Stanley	4.994% (SOFR + 1.38%	)#	4/12/2029	692,000	698,634
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	476,000	480,889
Morgan Stanley	5.23% (SOFR + 1.11%	)#	1/15/2031	334,000	339,053
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%	)#	1/12/2029	423,000	427,367
NatWest Group PLC (United Kingdom)(d)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	871,000	874,105
NatWest Group PLC (United Kingdom)(d)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	205,000	205,480
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	588,000	588,732
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	2,232,000	2,145,487
Santander U.K. Group Holdings PLC (United Kingdom)†(d)	4.75%		9/15/2025	3,337,000	3,329,345
Societe Generale SA (France)†(d)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	631,000	619,239
Societe Generale SA (France)†(d)	5.25%		2/19/2027	1,252,000	1,260,022
Standard Chartered PLC (United Kingdom)†(d)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	613,000	622,435

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Swedbank AB (Sweden)†(d)	5.377% (SOFR + 1.03%	)#	11/20/2029	$696,000	$699,794
Synchrony Bank	5.625%		8/23/2027	250,000	253,453
Synovus Bank	4.00% (5 yr. CMT + 3.63%	)#	10/29/2030	250,000	246,308
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	563,000	575,781
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	1,128,000	1,127,181
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	1,779,000	1,792,156
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	802,000	812,172
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	434,000	443,984
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	909,000	936,246
U.S. Bank NA	4.73% (SOFR + 0.91%	)#	5/15/2028	694,000	694,916
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,277,000	1,228,924
UBS Group AG (Switzerland)†(d)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	769,000	784,571
UniCredit SpA (Italy)†(d)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	2,520,000	2,501,774
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	2,747,000	2,755,026
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	564,000	568,310
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	526,000	535,885
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	949,000	996,071
Total					90,793,757

Beverages 0.39%
Bacardi Ltd.†	4.70%		5/15/2028	1,083,000	1,080,782
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	1,208,000	1,215,896
Bacardi-Martini BV (Netherlands)†(d)	5.55%		2/1/2030	692,000	705,189
Total					3,001,867

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 0.20%
Illumina, Inc.	5.75%	12/13/2027	$1,087,000	$1,108,996
Royalty Pharma PLC	5.15%	9/2/2029	413,000	417,730
Total				1,526,726

Building Materials 0.17%
Holcim Finance U.S. LLC†	4.60%	4/7/2027	387,000	387,543
Holcim Finance U.S. LLC†	4.70%	4/7/2028	560,000	563,027
Holcim Finance U.S. LLC†	4.95%	4/7/2030	362,000	364,527
Total				1,315,097

Chemicals 0.42%
Celanese U.S. Holdings LLC	6.415%	7/15/2027	1,554,000	1,594,287
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	816,000	805,929
Kraton Corp.†	5.00%	7/15/2027	380,000	383,721
Ma’aden Sukuk Ltd. (Cayman Islands)†(d)	5.25%	2/13/2030	416,000	421,326
Total				3,205,263

Commercial Services 1.31%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	1,116,000	1,125,919
Block, Inc.	2.75%	6/1/2026	842,000	821,585
Element Fleet Management Corp. (Canada)†(d)	5.643%	3/13/2027	439,000	445,592
GXO Logistics, Inc.	6.25%	5/6/2029	1,116,000	1,143,147
Quanta Services, Inc.	4.75%	8/9/2027	546,000	548,431
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	695,000	693,087
Triton Container International Ltd.†	2.05%	4/15/2026	3,872,000	3,777,393
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	1,405,000	1,403,063
Total				9,958,217

Computers 0.28%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	948,000	887,953
Dell International LLC/EMC Corp.	4.75%	4/1/2028	344,000	345,654
Dell International LLC/EMC Corp.	5.00%	4/1/2030	343,000	344,945
Gartner, Inc.†	4.50%	7/1/2028	529,000	523,055
Total				2,101,607

Diversified Financial Services 4.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%	9/10/2029	610,000	605,524
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.45%	4/15/2027	974,000	1,002,782

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	$1,329,000	$1,380,572
Aircastle Ltd.†	5.25%		8/11/2025	2,446,000	2,444,577
Aircastle Ltd./Aircastle Ireland DAC†	5.25%		3/15/2030	180,000	179,284
Ally Financial, Inc.	5.75%		11/20/2025	5,002,000	5,010,956
American Express Co.	4.731% (SOFR + 1.26%	)#	4/25/2029	766,000	770,431
American Express Co.	5.016% (SOFR + 1.44%	)#	4/25/2031	646,000	653,501
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	464,000	466,948
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	250,000	251,209
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	339,292
Aviation Capital Group LLC†	5.375%		7/15/2029	439,000	443,853
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	2,247,000	2,231,234
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.95%		1/15/2028	428,000	426,970
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		11/15/2029	614,000	624,795
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%		5/4/2028	3,000,000	3,106,476
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	1,058,000	1,129,025
GGAM Finance Ltd. (Ireland)†(d)	7.75%		5/15/2026	799,000	807,179
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	883,000	851,204
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	725,000	721,988
LPL Holdings, Inc.†	4.00%		3/15/2029	1,478,000	1,422,094
LPL Holdings, Inc.	4.90%		4/3/2028	552,000	552,884
LPL Holdings, Inc.	5.15%		6/15/2030	508,000	509,344
LPL Holdings, Inc.	5.20%		3/15/2030	296,000	297,466
LPL Holdings, Inc.	5.70%		5/20/2027	334,000	339,689
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	1,034,000	1,019,213
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.40%		3/26/2029	313,000	323,844
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	8.125%		3/30/2029	1,902,000	1,991,750
Nationstar Mortgage Holdings, Inc.†	5.00%		2/1/2026	928,000	925,352
Navient Corp.	5.00%		3/15/2027	165,000	163,426
Navient Corp.	6.75%		6/25/2025	800,000	800,189
Nuveen LLC†	5.55%		1/15/2030	443,000	457,689
Osaic Holdings, Inc.†	10.75%		8/1/2027	829,000	834,349
Radian Group, Inc.	6.20%		5/15/2029	188,000	193,622
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	1,878,000	1,819,904

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Synchrony Financial	3.70%		8/4/2026	$275,000	$271,015
Synchrony Financial	3.95%		12/1/2027	236,000	229,575
United Wholesale Mortgage LLC†	5.50%		11/15/2025	804,000	803,852
Total					36,403,057

Electric 2.78%
AEP Texas, Inc.	5.45%		5/15/2029	422,000	432,237
Alexander Funding Trust II†	7.467%		7/31/2028	182,000	193,022
Algonquin Power & Utilities Corp. (Canada)(d)	5.365%	(e)	6/15/2026	722,000	725,595
Ameren Corp.	5.00%		1/15/2029	803,000	812,412
Black Hills Corp.	5.95%		3/15/2028	1,010,000	1,045,845
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	663,000	667,335
CenterPoint Energy, Inc.	5.40%		6/1/2029	799,000	821,642
Cleco Corporate Holdings LLC	3.743%		5/1/2026	283,000	279,771
Comision Federal de Electricidad (Mexico)†(d)	4.688%		5/15/2029	1,003,000	971,122
DTE Energy Co.	4.875%		6/1/2028	720,000	726,697
DTE Energy Co.	5.10%		3/1/2029	509,000	516,196
Enel Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	858,000	868,913
Engie SA (France)†(d)	5.25%		4/10/2029	452,000	460,339
Fells Point Funding Trust†	3.046%		1/31/2027	2,777,000	2,701,776
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	1,081,000	1,084,982
FirstEnergy Transmission LLC	4.55%		1/15/2030	228,000	225,995
Liberty Utilities Co.†	5.577%		1/31/2029	678,000	693,279
NSTAR Electric Co.	4.85%		3/1/2030	466,000	468,993
OGE Energy Corp.	5.45%		5/15/2029	344,000	354,371
Ohio Edison Co.†	4.95%		12/15/2029	147,000	148,252
Pacific Gas & Electric Co.	3.15%		1/1/2026	1,640,464	1,622,758
Pacific Gas & Electric Co.	5.55%		5/15/2029	642,000	650,491
Pinnacle West Capital Corp.	4.90%		5/15/2028	169,000	170,351
Pinnacle West Capital Corp.	5.15%		5/15/2030	175,000	177,059
PSEG Power LLC†	5.20%		5/15/2030	426,000	430,274
System Energy Resources, Inc.	6.00%		4/15/2028	2,633,000	2,731,528
Trans-Allegheny Interstate Line Co.†	5.00%		1/15/2031	146,000	147,188
Vistra Operations Co. LLC†	3.70%		1/30/2027	259,000	254,227
Vistra Operations Co. LLC†	5.05%		12/30/2026	194,000	194,627
Vistra Operations Co. LLC†	5.50%		9/1/2026	381,000	381,586
Vistra Operations Co. LLC†	5.625%		2/15/2027	216,000	215,992
Total					21,174,855

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	$692,000	$693,029

Energy-Alternate Sources 0.18%
Greenko Dutch BV (Netherlands)†(d)	3.85%	3/29/2026	1,378,960	1,350,740

Engineering & Construction 0.16%
MasTec, Inc.†	4.50%	8/15/2028	1,275,000	1,252,151

Entertainment 0.94%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	167,000	167,350
Everi Holdings, Inc.†	5.00%	7/15/2029	2,000,000	2,016,392
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	961,000	984,759
Warnermedia Holdings, Inc.	3.755%	3/15/2027	2,306,000	2,235,942
Warnermedia Holdings, Inc.	4.054%	3/15/2029	1,865,000	1,737,060
Total				7,141,503

Environmental Control 0.10%
Veralto Corp.	5.35%	9/18/2028	706,000	724,902

Food 0.88%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	3,792,000	3,757,469
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	3.00%	2/2/2029	579,000	544,993
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	5.125%	2/1/2028	445,000	450,138
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	5.50%	1/15/2030	162,000	164,056
Mars, Inc.†	4.60%	3/1/2028	474,000	476,342
Mars, Inc.†	4.80%	3/1/2030	1,020,000	1,026,730
Tyson Foods, Inc.	5.40%	3/15/2029	273,000	280,276
Total				6,700,004

Food Service 0.04%
Sodexo, Inc.†	5.15%	8/15/2030	281,000	283,333

Gas 0.76%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	3,505,000	3,505,530
National Fuel Gas Co.	5.50%	3/15/2030	578,000	589,682
Snam SpA (Italy)†(d)	5.00%	5/28/2030	427,000	427,072
Southwest Gas Corp.	5.80%	12/1/2027	1,252,000	1,282,853
Total				5,805,137

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Hand/Machine Tools 0.50%
Regal Rexnord Corp.	6.05%	2/15/2026	$1,497,000	$1,505,080
Regal Rexnord Corp.	6.05%	4/15/2028	2,206,000	2,265,442
Total				3,770,522

Health Care-Products 0.42%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	232,000	233,321
Solventum Corp.	5.40%	3/1/2029	1,796,000	1,833,163
Solventum Corp.	5.45%	2/25/2027	1,088,000	1,101,803
Total				3,168,287

Health Care-Services 1.47%
Centene Corp.	2.45%	7/15/2028	2,880,000	2,654,254
Centene Corp.	4.25%	12/15/2027	3,407,000	3,329,666
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	173,000	165,465
HCA, Inc.	5.25%	3/1/2030	2,201,000	2,234,805
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	405,000	410,149
Icon Investments Six DAC (Ireland)(d)	5.809%	5/8/2027	496,000	504,424
Icon Investments Six DAC (Ireland)(d)	5.849%	5/8/2029	520,000	533,020
IQVIA, Inc.†	5.00%	10/15/2026	750,000	748,090
IQVIA, Inc.†	5.00%	5/15/2027	237,000	235,712
Universal Health Services, Inc.	4.625%	10/15/2029	377,000	369,566
Total				11,185,151

Insurance 4.40%
AEGON Funding Co. LLC†	5.50%	4/16/2027	1,714,000	1,731,996
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	1,231,000	1,231,456
American National Global Funding†	5.55%	1/28/2030	304,000	308,366
Aon Corp.	8.205%	1/1/2027	1,183,000	1,243,658
Athene Global Funding†	1.985%	8/19/2028	1,615,000	1,477,640
Athene Global Funding†	4.95%	1/7/2027	475,000	476,416
Athene Global Funding†	5.38%	1/7/2030	840,000	851,719
Athene Global Funding†	5.516%	3/25/2027	1,038,000	1,052,856
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,293,908
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,068,000	1,089,101
CNO Global Funding†	4.875%	12/10/2027	545,000	546,704
CNO Global Funding†	4.95%	9/9/2029	301,000	300,878
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,260,932
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,478,715
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,120,000	1,166,380

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
F&G Global Funding†	1.75%	6/30/2026	$1,080,000	$1,045,983
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,587,056
F&G Global Funding†	5.875%	6/10/2027	842,000	858,809
GA Global Funding Trust†	4.40%	9/23/2027	1,140,000	1,130,292
GA Global Funding Trust†	5.50%	1/8/2029	1,386,000	1,415,358
Jackson National Life Global Funding†	4.60%	10/1/2029	449,000	444,403
Jackson National Life Global Funding†(b)	4.70%	6/5/2028	1,008,000	1,009,677
Jackson National Life Global Funding†	4.90%	1/13/2027	689,000	691,894
Jackson National Life Global Funding†	5.35%	1/13/2030	671,000	684,865
Jackson National Life Global Funding†	5.55%	7/2/2027	1,119,000	1,138,154
Lincoln Financial Global Funding†	4.625%	5/28/2028	516,000	517,241
Lincoln Financial Global Funding†	5.30%	1/13/2030	553,000	565,485
MGIC Investment Corp.	5.25%	8/15/2028	750,000	745,495
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	420,000	424,850
NMI Holdings, Inc.	6.00%	8/15/2029	273,000	277,416
Protective Life Global Funding†(b)	4.803%	6/5/2030	442,000	442,718
RGA Global Funding†	5.448%	5/24/2029	660,000	677,906
Sammons Financial Group Global Funding†	5.05%	1/10/2028	336,000	340,334
Sammons Financial Group Global Funding†	5.10%	12/10/2029	530,000	536,809
Western-Southern Global Funding†	4.90%	5/1/2030	441,000	442,507
Total				33,487,977

Internet 0.96%
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	2,000,000	1,945,844
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	1,825,000	1,971,406
Uber Technologies, Inc.†	4.50%	8/15/2029	3,271,000	3,224,071
Uber Technologies, Inc.†	7.50%	9/15/2027	151,000	152,552
Total				7,293,873

Investment Companies 0.30%
Abu Dhabi Developmental Holding Co. PJSC (United Arab Emirates)†(d)	4.50%	5/6/2030	539,000	532,717
Blackstone Private Credit Fund	2.625%	12/15/2026	338,000	325,774
Blackstone Private Credit Fund	4.95%	9/26/2027	194,000	192,001
Blackstone Secured Lending Fund	2.125%	2/15/2027	211,000	200,652
Blackstone Secured Lending Fund	3.625%	1/15/2026	1,080,000	1,069,469
Total				2,320,613

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.21%
Allegheny Ludlum LLC	6.95%	12/15/2025	$939,000	$947,869
ArcelorMittal SA (Luxembourg)(d)	6.55%	11/29/2027	604,000	626,595
Total				1,574,464

Leisure Time 1.10%
Carnival Corp.†	4.00%	8/1/2028	2,638,000	2,550,616
Carnival Corp.†	5.75%	3/1/2027	1,984,000	1,990,203
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,646,000	1,589,305
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	953,000	944,070
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	837,000	838,282
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	419,000	419,322
Total				8,331,798

Lodging 0.64%
Hyatt Hotels Corp.	5.25%	6/30/2029	502,000	506,003
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,553,282
Las Vegas Sands Corp.	5.90%	6/1/2027	337,000	341,234
Melco Resorts Finance Ltd. (Hong Kong)(d)	4.875%	6/6/2025	1,106,000	1,105,042
Sands China Ltd. (Macau)(d)	5.125%	8/8/2025	611,000	611,093
Studio City Finance Ltd. (Hong Kong)(d)	6.00%	7/15/2025	746,000	744,841
Total				4,861,495

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	635,000	615,654

Machinery-Diversified 0.33%
CNH Industrial Capital LLC	4.75%	3/21/2028	341,000	341,761
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	912,000	933,212
IDEX Corp.	4.95%	9/1/2029	208,000	209,521
TK Elevator Holdco GmbH (Germany)†(d)	7.625%	7/15/2028	1,054,000	1,056,272
Total				2,540,766

Media 0.57%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	2,712,000	2,671,398
Discovery Communications LLC	3.95%	3/20/2028	845,000	807,024
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	562,097
Sirius XM Radio LLC†	3.125%	9/1/2026	292,000	285,473
Total				4,325,992

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 0.88%
Anglo American Capital PLC (United Kingdom)†(d)	3.875%	3/16/2029	$201,000	$193,988
Anglo American Capital PLC (United Kingdom)†(d)	4.50%	3/15/2028	788,000	783,248
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,084,685
Glencore Funding LLC†	4.907%	4/1/2028	206,000	207,048
Glencore Funding LLC†	5.186%	4/1/2030	605,000	612,270
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,236,718
Glencore Funding LLC†	6.125%	10/6/2028	969,000	1,008,144
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(d)	6.70%	10/17/2028	293,000	296,277
Rio Tinto Finance USA PLC (United Kingdom)(d)	4.875%	3/14/2030	1,234,000	1,248,276
Total				6,670,654

Miscellaneous Manufacturing 0.16%
Trinity Industries, Inc.†	7.75%	7/15/2028	1,157,000	1,203,043

Oil & Gas 7.99%
Antero Resources Corp.†	7.625%	2/1/2029	695,000	711,872
APA Corp.†	4.375%	10/15/2028	2,530,000	2,431,012
Canadian Natural Resources Ltd. (Canada)†(d)	5.00%	12/15/2029	211,000	210,262
CITGO Petroleum Corp.†	6.375%	6/15/2026	1,682,000	1,685,901
Civitas Resources, Inc.†	5.00%	10/15/2026	2,250,000	2,210,861
Civitas Resources, Inc.†	8.375%	7/1/2028	1,236,000	1,246,821
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,253,128
Continental Resources, Inc.	4.375%	1/15/2028	3,076,000	3,009,910
Coterra Energy, Inc.	3.90%	5/15/2027	351,000	345,845
Coterra Energy, Inc.	4.375%	3/15/2029	548,000	539,604
Crescent Energy Finance LLC†	9.25%	2/15/2028	2,192,000	2,265,190
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,162,998
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	1,753,000	1,846,226
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	697,000	715,380
EQT Corp.	3.90%	10/1/2027	2,239,000	2,202,396
EQT Corp.†	7.50%	6/1/2027	400,000	407,562
Expand Energy Corp.	5.375%	2/1/2029	583,000	581,483
Expand Energy Corp.†	5.875%	2/1/2029	970,000	973,765
Expand Energy Corp.†	6.75%	4/15/2029	1,195,000	1,209,779
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,133,000	1,150,794
Helmerich & Payne, Inc.†	4.65%	12/1/2027	599,000	593,178
Helmerich & Payne, Inc.†	4.85%	12/1/2029	913,000	862,391
HF Sinclair Corp.	5.00%	2/1/2028	1,500,000	1,493,104
Kosmos Energy Ltd.	7.125%	4/4/2026	1,086,000	1,048,414

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Leviathan Bond Ltd. (Israel)(d)	6.125%	6/30/2025	$611,000	$610,724
Matador Resources Co.†	6.875%	4/15/2028	1,666,000	1,690,164
Occidental Petroleum Corp.	5.20%	8/1/2029	329,000	327,019
Occidental Petroleum Corp.	8.875%	7/15/2030	178,000	200,236
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	225,000	5	(g)
Ovintiv, Inc.	5.65%	5/15/2028	2,374,000	2,420,629
Permian Resources Operating LLC†	5.375%	1/15/2026	1,001,000	999,012
Permian Resources Operating LLC†	8.00%	4/15/2027	983,000	1,001,404
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	319,000	313,113
Petroleos Mexicanos (Mexico)(d)	6.49%	1/23/2027	2,700,000	2,650,908
Petroleos Mexicanos (Mexico)(d)	6.875%	10/16/2025	750,000	748,462
Petroleos Mexicanos (Mexico)(d)	6.875%	8/4/2026	750,000	743,334
Range Resources Corp.	8.25%	1/15/2029	1,282,000	1,317,775
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	1,336,000	1,378,971
SM Energy Co.	6.50%	7/15/2028	734,000	730,605
SM Energy Co.	6.75%	9/15/2026	862,000	861,289
Suncor Energy, Inc. (Canada)(d)	7.875%	6/15/2026	1,240,000	1,280,014
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	2.625%	8/15/2025	2,000,000	1,987,612
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(d)	4.00%	8/15/2026	1,515,000	1,489,817
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,052,000	994,367
Viper Energy, Inc.†	5.375%	11/1/2027	2,857,000	2,844,652
Total				60,747,988

Packaging & Containers 0.27%
Amcor Flexibles North America, Inc.†	4.80%	3/17/2028	411,000	412,173
Amcor Flexibles North America, Inc.†	5.10%	3/17/2030	204,000	205,463
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75%	2/1/2026	900,000	900,000
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	333,000	336,575
Sonoco Products Co.	4.45%	9/1/2026	183,000	182,141
Total				2,036,352

Pharmaceuticals 1.09%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	1,750,000	1,743,718
Bayer U.S. Finance LLC†	6.25%	1/21/2029	1,799,000	1,870,844
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	1,675,000	1,678,481
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	3,055,000	2,989,283
Total				8,282,326

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.70%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	3/1/2027	$294,000	$293,928
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	569,000	586,577
DT Midstream, Inc.†	4.125%	6/15/2029	993,000	946,454
Enbridge, Inc. (Canada)(d)	5.30%	4/5/2029	524,000	535,732
Energy Transfer LP†	6.00%	2/1/2029	2,000,000	2,026,059
Hess Midstream Operations LP†	5.875%	3/1/2028	252,000	254,638
Kinder Morgan, Inc.	5.00%	2/1/2029	500,000	505,749
ONEOK, Inc.	4.15%	6/1/2025	1,013,000	1,013,000
ONEOK, Inc.†	5.625%	1/15/2028	1,810,000	1,846,728
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	756,000	756,685
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	916,000	908,626
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	2,079,000	2,095,588
Western Midstream Operating LP	6.35%	1/15/2029	448,000	465,301
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	692,829
Total				12,927,894

REITS 1.75%
American Homes 4 Rent LP	4.95%	6/15/2030	221,000	220,927
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,473,507
EPR Properties	4.75%	12/15/2026	3,360,000	3,342,285
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	2,067,000	2,013,510
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	158,000	162,819
Iron Mountain, Inc.†	4.875%	9/15/2027	1,098,000	1,085,674
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	566,000	548,650
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	1,741,000	1,739,912
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,552,542
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	145,000	138,974
Total				13,278,800

Retail 0.34%
CEC Entertainment LLC†	6.75%	5/1/2026	1,284,000	1,264,520
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	1,305,000	1,310,572
Total				2,575,092

Semiconductors 0.78%
Entegris, Inc.†	4.375%	4/15/2028	955,000	922,847
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,277,719
Foundry JV Holdco LLC†	5.90%	1/25/2030	1,826,000	1,890,414

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
Intel Corp.	2.45%	11/15/2029	$377,000	$341,114
Intel Corp.	3.15%	5/11/2027	151,000	146,929
Intel Corp.	3.75%	8/5/2027	428,000	420,177
Microchip Technology, Inc.	4.90%	3/15/2028	427,000	428,656
Microchip Technology, Inc.	5.05%	2/15/2030	498,000	499,613
Total				5,927,469

Software 0.85%
AppLovin Corp.	5.125%	12/1/2029	3,151,000	3,173,148
Atlassian Corp. (Australia)(d)	5.25%	5/15/2029	961,000	980,564
Concentrix Corp.	6.65%	8/2/2026	367,000	373,612
Open Text Corp. (Canada)†(d)	6.90%	12/1/2027	711,000	732,739
Paychex, Inc.	5.10%	4/15/2030	513,000	519,882
Synopsys, Inc.	4.85%	4/1/2030	681,000	687,896
Total				6,467,841

Telecommunications 0.34%
Frontier Communications Holdings LLC†	5.00%	5/1/2028	148,000	147,791
Frontier Communications Holdings LLC†	5.875%	10/15/2027	306,000	306,989
Frontier Communications Holdings LLC	5.875%	11/1/2029	195,677	197,887
Frontier Communications Holdings LLC†	6.00%	1/15/2030	74,000	75,036
Frontier Communications Holdings LLC†	6.75%	5/1/2029	44,000	44,639
Sprint Capital Corp.	6.875%	11/15/2028	1,664,000	1,780,488
Total				2,552,830

Toys/Games/Hobbies 0.16%
Hasbro, Inc.	3.90%	11/19/2029	535,000	510,126
Mattel, Inc.†	5.875%	12/15/2027	670,000	672,851
Total				1,182,977

Transportation 0.15%
XPO, Inc.†	6.25%	6/1/2028	1,109,000	1,122,159

Trucking & Leasing 0.18%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	644,000	639,101
GATX Corp.	5.40%	3/15/2027	380,000	384,038
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%	11/15/2026	380,000	372,873
Total				1,396,012
Total Corporate Bonds (cost $461,484,874)				463,140,318

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(h) 3.31%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.52% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	$536,303	$531,543

Commercial Services & Supplies 0.23%
Boost Newco Borrower LLC 2025 USD Term Loan B	6.299% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031	1,750,000	1,755,197

Diversified Financial Services 0.21%
Corpay Technologies Operating Co. LLC Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	1,598,870	1,600,501

Electric 0.35%
Calpine Corp. 2024 Term Loan B5	–	(c)	2/15/2032	1,750,000	1,750,691
Potomac Energy Center LLC Term Loan	10.561% (3 mo. USD Term SOFR + 6.00%	)	11/12/2026	858,000	861,218
Total					2,611,909

Electronics 0.13%
Honeywell International, Inc. Term Loan A1	5.458% (3 mo. USD Term SOFR + 1.13%	)	5/7/2027	1,000,000	1,001,250

Entertainment 0.20%
Live Nation Entertainment, Inc. Term Loan B4	6.173% (1 mo. USD Term SOFR + 1.75%	)	10/19/2026	1,500,000	1,500,158

Insurance 0.30%
Asurion LLC 2021 Term Loan B9	7.691% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	2,307,331	2,297,075

Internet 0.29%
Gen Digital, Inc. 2021 Term Loan A	5.927% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	2,218,750	2,220,370

Machinery: Construction & Mining 0.07%
Vertiv Group Corp. 2024 Term Loan B	–	(c)	3/2/2027	555,814	555,925

Metal Fabricate/Hardware 0.13%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	8/16/2029	970,555	973,229

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.55%
Hilcorp Energy I LP Term Loan B	6.333% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	$1,465,600	$1,466,816
Occidental Petroleum Corp. 2 Year Term Loan	6.067% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	2,688,444	2,688,445
Total					4,155,261

Pharmaceuticals 0.26%
Elanco Animal Health, Inc. Term Loan B	6.174% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	1,987,025	1,986,985

Pipelines 0.04%
Buckeye Partners LP 2024 Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	328,564	329,255

Retail 0.14%
LBM Acquisition LLC Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	12/17/2027	1,098,289	1,062,342

Semiconductors 0.18%
Broadcom, Inc. Term Loan A5	5.452% (1 mo. USD Term SOFR + 1.13%	)	8/15/2028	1,384,615	1,384,615

Telecommunications 0.16%
Lumen Technologies, Inc. 2024 Extended Term Loan B2	–	(c)	4/15/2030	1,187,000	1,176,946
Total Floating Rate Loans (cost $25,188,447)					25,142,561

FOREIGN GOVERNMENT OBLIGATIONS(d) 1.30%

Colombia 0.10%
Colombia Government International Bonds	3.875%		4/25/2027	809,000	792,941

Dominican Republic 0.06%
Dominican Republic International Bonds	6.875%		1/29/2026	129,000	130,562
Dominican Republic International Bonds	8.625%		4/20/2027	296,000	307,048
Total					437,610

Kazakhstan 0.20%
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	556,000	559,104
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	250,000	248,047
Development Bank of Kazakhstan JSC†	5.625%		4/7/2030	724,000	720,324
Total					1,527,475

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mexico 0.23%
Mexico Government International Bonds	3.75%		1/11/2028	$301,000	$294,228
Mexico Government International Bonds	6.00%		5/13/2030	1,435,000	1,476,471
Total					1,770,699

Panama 0.17%
Panama Government International Bonds	7.125%		1/29/2026	1,000,000	1,016,550
Panama Government International Bonds	8.875%		9/30/2027	217,000	234,642
Total					1,251,192

Peru 0.00%
Corp. Financiera de Desarrollo SA†	5.50%		5/6/2030	–	–

Romania 0.26%
Romania Government International Bonds	5.25%		11/25/2027	1,206,000	1,196,257
Romania Government International Bonds†	5.875%		1/30/2029	750,000	747,564
Total					1,943,821

Saudi Arabia 0.09%
Saudi Government International Bonds†	5.125%		1/13/2028	677,000	687,910

South Africa 0.19%
Republic of South Africa Government International Bonds	5.875%		9/16/2025	1,443,000	1,448,899
Total Foreign Government Obligations (cost $9,760,128)					9,860,547

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(i)	0.152%	#(j)	11/25/2026	13,052,045	31,985
Government National Mortgage Association Series 2013-193 IO(i)	0.175%	#(j)	1/16/2055	16,563	53
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(j)	1/16/2048	106,300	95,844
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	12,822	12,555
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $149,518)					140,437

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.74%
Uniform Mortgage-Backed Security(k)	5.00%		TBA	10,195,000	10,195,987
Uniform Mortgage-Backed Security(k)	5.50%		TBA	19,763,000	20,025,805
Uniform Mortgage-Backed Security(k)	6.00%		TBA	5,679,000	5,812,890
Total Government Sponsored Enterprises Pass-Throughs (cost $35,943,808)					36,034,682

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.88%
ALA Trust Series 2025-OANA Class A†(b)	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2030	$1,260,000	$1,267,498
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	800,000	831,785
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	830,000	862,692
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	3,730,000	3,858,405
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	1,200,000	1,195,812
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	49,061	48,312
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(j)	2/15/2051	360,000	351,562
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	560,000	529,606
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	860,000	890,516
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	460,000	477,535
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(j)	5/15/2056	990,000	1,039,781
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(j)	11/15/2056	800,000	854,533
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	1,110,000	1,151,391
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(j)	12/15/2057	870,000	896,754
BWAY Mortgage Trust Series 2013-1515 Class XB†(i)	0.403%	#(j)	3/10/2033	47,800,000	551,579
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.771% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	568,182	569,563
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.72% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	670,575	671,783
BX Trust Series 2024-CNYN Class A†	5.771% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	1,132,979	1,135,787
BX Trust Series 2025-ROIC Class A†	5.473% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	720,000	715,583
BX Trust Series 2025-TAIL Class A†(b)	5.70% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	560,000	561,602
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(i)	1.565%	#(j)	5/10/2058	694,225	4,077
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(i)	1.064%	#(j)	11/10/2049	2,461,878	23,632
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(i)	0.631%	#(j)	12/10/2054	3,274,475	23,281

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(i)	0.148%	#(j)	6/10/2048	$2,824,019	$30
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	190,000	187,427
COMM Mortgage Trust Series 2012-CR4 Class XA(i)	1.144%	#(j)	10/15/2045	861,123	13,943
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(i)	1.341%	#(j)	8/10/2049	748,022	5,062
CONE Trust Series 2024-DFW1 Class A†	5.97% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	650,000	648,695
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(i)	0.54%	#(j)	9/15/2037	39,135,267	62,374
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†(i)	Zero Coupon	#(j)	6/15/2057	82,732,000	827
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(i)	0.346%	#(j)	11/15/2049	3,610,285	22,146
CSMC Trust Series 2016-NXSR Class XB(i)	0.16%	#(j)	12/15/2049	20,135,000	63,560
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	2,190,000	2,150,486
DBJPM Mortgage Trust Series 2016-C3 Class XA(i)	1.402%	#(j)	8/10/2049	7,740,302	72,626
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	67,413	65,852
DBWF Mortgage Trust Series 2015-LCM Class XA†(i)	0.423%	#(j)	6/10/2034	134,827	297
DBWF Mortgage Trust Series 2016-85T Class XA†(i)	0.014%	#(j)	12/10/2036	61,529,000	39,807
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.622% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	331,860	338,122
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.322% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	988,683	999,044
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	2,018,627	2,028,869
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.372% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	560,000	560,138
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.322% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	138,781	138,740
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.572% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	1,348,490	1,351,027

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	$323,750	$324,893
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.272% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	288,437	288,139
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.322% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	953,401	952,093
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.321% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	414,888	414,644
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03 Class 1M2†	5.972% (30 day USD SOFR Average + 1.65%	)#	12/25/2041	718,227	722,448
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.622% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	675,777	691,492
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.471% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	921,134	922,211
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.322% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	779,953	779,282
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.472% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	629,906	631,377
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.271% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	721,792	720,693
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.421% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	1,154,592	1,155,948
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.744% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	1,000,000	939,994

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2015-GS1 Class XA(i)	0.705%	#(j)	11/10/2048	$849,010	$1,843
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	300,000	280,100
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(j)	1/13/2040	1,730,000	1,766,853
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,312,500
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(i)	0.376%	#(j)	6/10/2027	2,906,000	1,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(i)	0.034%	#(j)	6/10/2027	1,292,000	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(i)	0.567%	#(j)	12/15/2049	3,140,422	17,790
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(i)	1.018%	#(j)	9/15/2050	5,888,370	95,866
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XA†(i)	0.485%	#(j)	7/5/2031	129,394,000	2,873
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XB†(i)	0.154%	#(j)	7/5/2031	50,413,000	418
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(i)	0.377%	#(j)	7/5/2033	95,152,000	459,070
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(i)	0.709%	#(j)	11/15/2047	331,516	9
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class XA(i)	0.482%	#(j)	5/15/2048	143,828	2
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.219% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	670,000	671,997
LBA Trust Series 2024-7IND Class A†	5.772% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	550,000	551,109
Lstar Commercial Mortgage Trust Class XB†(i)	0.589%	#(j)	3/10/2049	19,753,000	69,447
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(i)	1.526%	#(j)	3/10/2049	586,930	1,831
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	629,497	626,713
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,140,000	1,177,593
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(i)	0.467%	#(j)	7/15/2050	981,732	15
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	320,000	318,118

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(i)	1.256%	#(j)	11/15/2049	$3,687,234	$41,092
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(i)	1.429%	#(j)	8/15/2049	3,246,841	36,066
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(j)	9/24/2057	1,573,580	1,519,056
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	5,101	5,096
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(j)	1/26/2060	9,754	9,654
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,480,000	1,500,352
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(j)	2/25/2050	17,998	17,156
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.772% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	910,000	903,584
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.439% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	900,000	935,883
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	80,000	73,039
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(i)	0.499%	#(j)	6/15/2048	888,066	13
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(i)	0.016%	#(j)	6/15/2048	58,000,000	435
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	231,089	230,268
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(i)	1.704%	#(j)	8/15/2049	1,537,345	21,993
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(i)	0.973%	#(j)	10/15/2049	7,056,835	77,807
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	150,000	143,009
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,080,000	1,121,404
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	1,600,000	1,681,209
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	790,000	817,304
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(i)	0.449%	#(j)	8/15/2047	13,391,714	29,128
Total Non-Agency Commercial Mortgage-Backed Securities (cost $55,004,497)					52,324,504

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 3.83%
U.S. Treasury Inflation-Indexed Notes(l)	0.125%	4/15/2027	$11,326,500	$11,084,369
U.S. Treasury Inflation-Indexed Notes(l)	1.625%	4/15/2030	16,073,920	16,126,163
U.S. Treasury Notes	4.125%	2/28/2027	1,880,000	1,885,435
Total U.S. Treasury Obligations (cost $29,150,757)				29,095,967
Total Long-Term Investments (cost $772,533,222)				771,417,147

SHORT-TERM INVESTMENTS 0.32%

REPURCHASE AGREEMENTS 0.32%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $1,611,800 of U.S. Treasury Note at 1.625% due 11/30/2026; value: $1,568,443; proceeds: $1,538,139 (cost $1,537,627)			1,537,627	1,537,627
Repurchase Agreement dated 5/30/2025, 4.120% due 6/2/2025 with JPMorgan Securities LLC collateralized by $971,100 of U.S. Treasury Note at 0.875% due 9/30/2026; value: $932,653; proceeds: $914,314 (cost $914,000)			914,000	914,000
Total Repurchase Agreements (cost $2,451,627)				2,451,627
Total Investments in Securities 101.78% (cost $774,984,849)				773,868,774
Other Assets and Liabilities – Net(m) (1.78)%				(13,548,056)
Net Assets 100.00%				$760,320,718

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $416,492,591, which represents 54.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at May 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S41(4)	Bank of America	1.00%	12/20/2028	$6,540,000	$43,165	$91,268	$134,433
CDX.NA.IG.S42(4)	Bank of America	1.00%	6/20/2029	7,718,000	136,094	24,684	160,778
Total					$179,259	$115,952	$295,211

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $115,952. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at May 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$ –	$2,682	$2,682

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3-Month USD Fed Funds Index	0.184%	10/21/2025	$165,637	$ –	$(2,674)	$(2,674)

SOFR	Secured Overnight Financing Rate.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	$10,000,000	$1,562,450
Bank of America	1.990%	CPI Urban Consumer NSA	7/18/2025	85,000,000	329,583	(1)
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	712,863
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	718,622
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,196,048
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,196,990
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,171,557
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,106,965
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,102,492
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,123,295
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,657,328
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	1,070,168
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,082,209
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,072,131
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	1,053,227
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,064,173
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	1,061,336
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	528,157
Bank of America	2.409%	CPI Urban Consumer NSA	12/24/2029	15,000,000	140,865
Bank of America	2.439%	CPI Urban Consumer NSA	12/10/2034	8,000,000	55,258
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,417,746
Bank of America	2.495%	CPI Urban Consumer NSA	5/8/2026	45,000,000	343,384
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,892,691
Bank of America	2.602%	CPI Urban Consumer NSA	2/4/2028	25,000,000	101,724
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000	319,649
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	94,228	(2)
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000	88,376
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	60,000,000	1,733,205
Total					$26,996,720

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.446%	CPI Urban Consumer NSA	5/29/2045	$5,700,000	$(235)
Bank of America	2.474%	CPI Urban Consumer NSA	7/26/2044	8,200,000	(24,872)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	22,000,000	(325,355	)(3)
Bank of America	2.692%	CPI Urban Consumer NSA	4/4/2028	20,000,000	(46,464)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(589,876	)(4)
Bank of America	2.870%	CPI Urban Consumer NSA	4/4/2027	20,000,000	(47,573)
Total					$(1,034,375)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $333,572, which includes upfront payment of $(3,989). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $67,877, which includes upfront payment of $26,350. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2025

(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(925,628), which includes upfront payment of $600,273. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(4)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(133,657), which includes upfront payment of $(456,219). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at May 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,892,968
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	675,567
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	585,135
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	584,215
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	541,717
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	501,821
Barclays Bank PLC	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,208,252
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	1,002,786
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	118,532
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	70,924
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	751,904
Total					$8,933,821

Consumer Price Index (“CPI”) OTC Swap Contracts at May 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,646,978)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(892,415)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,521,970)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(265,757)
Total					$(5,327,120)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	978	Long	$202,647,216	$202,873,875	$226,659
U.S. 5-Year Treasury Note	September 2025	1,364	Long	147,017,802	147,567,750	549,948
Total Unrealized Appreciation on Futures Contracts						$776,607

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2025	39	Short	$(4,351,068)	$(4,389,328)	$(38,260)

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2025

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$2,769,708	$1,602,240	$4,371,948
Remaining Industries	–	150,571,411	–	150,571,411
Convertible Bonds	–	734,772	–	734,772
Corporate Bonds
Oil & Gas	–	60,747,983	5	60,747,988
Remaining Industries	–	402,392,330	–	402,392,330
Floating Rate Loans	–	25,142,561	–	25,142,561
Foreign Government Obligations	–	9,860,547	–	9,860,547
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	140,437	–	140,437
Government Sponsored Enterprises Pass-Throughs	–	36,034,682	–	36,034,682
Non-Agency Commercial Mortgage-Backed Securities	–	52,324,504	–	52,324,504
U.S. Treasury Obligations	–	29,095,967	–	29,095,967
Short-Term Investments
Repurchase Agreements	–	2,451,627	–	2,451,627
Total	$–	$772,266,529	$1,602,245	$773,868,774
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$295,211	$–	$295,211
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	2,682	–	2,682
Liabilities	–	(2,674)	–	(2,674)
Centrally Cleared CPI Swap Contracts
Assets	–	26,996,720	–	26,996,720
Liabilities	–	(1,034,375)	–	(1,034,375)
OTC CPI Swap Contracts
Assets	–	8,933,821	–	8,933,821
Liabilities	–	(5,327,120)	–	(5,327,120)
Futures Contracts
Assets	776,607	–	–	776,607
Liabilities	(38,260)	–	–	(38,260)
Total	$738,347	$29,864,265	$–	$30,602,612

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.17%

ASSET-BACKED SECURITIES 20.14%

Automobiles 11.96%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$1,383,013	$1,398,885
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	1,892,000	1,907,821
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	5.822% (30 day USD SOFR Average + 1.50%	)#	12/26/2031	642,209	645,073
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	1,265,000	1,271,778
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%		11/15/2028	850,000	857,757
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	1,175,000	1,191,158
Carvana Auto Receivables Trust Series 2024-P2 Class A2	5.63%		11/10/2027	462,576	463,577
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	1,260,000	1,269,642
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	1,007,902	1,014,381
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	1,200,000	1,219,207
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	2,325,000	2,342,074
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	1,040,000	1,057,045
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%		3/15/2033	1,318,142	1,325,151
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,270,000	1,291,979
Exeter Automobile Receivables Trust Series 2023-3A Class C	6.21%		6/15/2028	1,411,000	1,421,455
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	1,530,000	1,546,652
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	1,805,000	1,816,660
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%		4/15/2027	112,654	112,648
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%		6/15/2027	181,971	182,208
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%		8/16/2027	556,064	556,202
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%		6/15/2027	1,105,000	1,109,983
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%		6/15/2028	865,000	869,867
Ford Credit Auto Owner Trust Series 2022-D Class C	6.46%		5/15/2030	2,260,000	2,306,179

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	$29,673	$29,688
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	720,000	720,801
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	1,010,000	1,012,417
Gm Financial Automobile Leasing Trust Series 2025-2 Class A3	4.58%	5/22/2028	1,865,000	1,873,558
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	620,000	593,230
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	1,420,000	1,435,490
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	1,625,000	1,646,115
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	1,005,000	1,011,215
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	1,195,000	1,198,553
LAD Auto Receivables Trust Series 2025-1A Class B†	5.05%	5/15/2030	1,510,000	1,525,201
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	2,804,000	2,834,375
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,380,000	2,418,263
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4	6.01%	1/15/2031	1,500,000	1,556,041
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3	4.78%	12/17/2029	850,000	858,447
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	1,176,091	1,183,622
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	1,155,000	1,164,127
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	1,520,000	1,521,022
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	38,271	38,283
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	1,036,000	1,039,650
Octane Receivables Trust Series 2023-1A Class C†	6.37%	9/20/2029	1,330,000	1,347,094
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	569,427	573,481
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	1,946,000	1,948,416
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	116,887	116,407

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%		11/14/2028	$753,000	$748,060
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%		7/14/2028	317,000	310,811
PenFed Auto Receivables Owner Trust Series 2022-A Class B†	4.60%		12/15/2028	974,000	972,611
Santander Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.605%		6/15/2032	1,241,717	1,258,343
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	1,800,000	1,808,999
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%		12/17/2029	1,855,000	1,889,027
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	1,240,000	1,249,167
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%		7/16/2029	1,680,000	1,703,363
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%		4/20/2028	965,000	968,098
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%		2/22/2028	1,610,000	1,620,926
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	41,544	41,555
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	1,400,000	1,411,191
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	1,125,000	1,134,311
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	1,828,000	1,849,008
Total					71,788,348

Credit Card 0.73%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.068% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	1,555,000	1,554,617
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	1,865,000	1,899,254
First National Master Notes Trust Series 2025-1 Class A	4.85%		2/15/2030	910,000	922,675
Total					4,376,546

Other 7.43%
1988 CLO 5 Ltd. Series 2024-5A Class A1†	5.796% (3 mo. USD Term SOFR + 1.54%	)#	7/15/2037	600,000	601,984
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.479% (3 mo. USD Term SOFR + 1.20%	)#	10/23/2034	2,170,000	2,166,875

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	$840,000	$843,706
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	345,000	346,238
Affirm Asset Securitization Trust Series 2024-X1 Class B†	6.34%		5/15/2029	1,890,000	1,895,423
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,050,000	1,052,938
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.40% (3 mo. USD Term SOFR + 1.13%	)#	12/2/2034	1,500,000	1,497,873
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	5.70% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	1,500,000	1,501,449
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	1,351,563	1,362,576
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.722% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	1,000,000	1,000,324
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	5.62% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	1,500,000	1,504,321
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.763% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	122,550	122,664
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.756% (3 mo. USD Term SOFR + 1.50%	)#	10/15/2034	1,250,000	1,246,089
Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA Class A1†	5.638% (3 mo. USD Term SOFR + 1.31%	)#	5/15/2031	151,536	151,713
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	7/20/2032	1,500,000	1,500,825
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.611% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	1,551,637	1,553,254
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.531% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	505,801	506,307
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	875,000	885,144
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.612% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	2,040,000	2,041,006
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.34% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	1,270,000	1,266,017
Dryden 45 Senior Loan Fund Series 2016-45A Class BRR†	5.906% (3 mo. USD Term SOFR + 1.65%	)#	10/15/2030	370,000	370,332

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 53 CLO Ltd. Series 2017-53A Class A†	5.638% (3 mo. USD Term SOFR + 1.38%	)#	1/15/2031	$246,914	$247,123
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	5.418% (3 mo. USD Term SOFR + 1.16%	)#	4/15/2029	81,421	81,443
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	5.54% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2034	1,500,000	1,501,066
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.463% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	279,409	279,430
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	5.493% (1 mo. USD Term SOFR + 1.16%	)#	6/16/2036	81,624	81,394
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	1,035,000	1,051,843
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.88% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	484,477	485,053
Navesink CLO 1 Ltd. Series 2023-1A A1R†	5.962% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	750,000	751,897
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.644% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	72,613	72,683
OCP CLO Ltd. Series 2014-5A Class A1R†	5.624% (3 mo. USD Term SOFR + 1.34%	)#	4/26/2031	93,847	93,925
OCP CLO Ltd. Series 2016-11A Class A1R2†	5.703% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	1,000,000	1,000,651
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.766% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	614,521	615,294
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	919,122	918,910
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	1,790,000	1,793,727
Post CLO Ltd. Series 2021-1A Class BR†	5.856% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	1,250,000	1,250,614
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	1,130,000	1,134,450
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028	71,029	71,028
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.63% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	1,500,000	1,502,250
Romark CLO Ltd. Series 2017-1A Class A1R†	5.571% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	271,866	272,054
RR 26 Ltd. Series 2023-26A Class A1R†	5.376% (3 mo. USD Term SOFR + 1.12%	)#	4/15/2038	1,500,000	1,494,975

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
RR 8 Ltd. Series 2020-8A Class A1R†	5.606% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	$1,250,000	$1,250,770
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	1,700,000	1,742,944
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	5.69% (3 mo. USD Term SOFR + 1.42%	)#	4/20/2036	1,030,000	1,030,649
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	518,271	518,355
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,372,175	1,392,142
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	545,000	545,598
Total					44,597,326

Student Loan 0.02%
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	124,372	111,402
Total Asset-Backed Securities (cost $120,531,625)					120,873,622

CORPORATE BONDS 47.07%

Aerospace/Defense 1.39%
Boeing Co.	2.196%		2/4/2026	1,699,000	1,669,229
Boeing Co.	5.04%		5/1/2027	1,018,000	1,024,483
Boeing Co.	6.259%		5/1/2027	1,495,000	1,537,254
Boeing Co.	6.298%		5/1/2029	711,000	748,035
HEICO Corp.	5.25%		8/1/2028	188,000	192,076
L3Harris Technologies, Inc.	4.40%		6/15/2028	130,000	129,504
Rolls-Royce PLC (United Kingdom)†(a)	3.625%		10/14/2025	1,547,000	1,539,230
Rolls-Royce PLC (United Kingdom)†(a)	5.75%		10/15/2027	1,481,000	1,515,079
Total					8,354,890

Agriculture 1.84%
Altria Group, Inc.	4.875%		2/4/2028	200,000	201,904
Altria Group, Inc.	6.20%		11/1/2028	1,300,000	1,366,630
BAT International Finance PLC (United Kingdom)(a)	5.931%		2/2/2029	348,000	363,572
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	1,302,000	1,283,298
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%		7/27/2027	2,326,000	2,387,016
Japan Tobacco, Inc. (Japan)†(a)	4.85%		5/15/2028	957,000	966,181
Japan Tobacco, Inc. (Japan)†(a)	5.25%		6/15/2030	870,000	888,174
Philip Morris International, Inc.	4.875%		2/13/2029	361,000	365,580
Reynolds American, Inc.	4.45%		6/12/2025	1,240,000	1,239,914
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	1,800,000	1,753,722
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	200,000	200,074
Total					11,016,065

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.46%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	$650,000	$647,594
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027	1,350,000	1,353,942
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	756,832	770,987
Total					2,772,523

Auto Manufacturers 2.55%
BMW U.S. Capital LLC†	4.60%		8/13/2027	231,000	231,512
BMW U.S. Capital LLC†	5.128% (SOFR + 0.78%	)#	3/19/2027	1,303,000	1,303,334
Ford Motor Credit Co. LLC	3.375%		11/13/2025	1,618,000	1,605,345
Ford Motor Credit Co. LLC	4.134%		8/4/2025	1,133,000	1,130,653
Ford Motor Credit Co. LLC	5.125%		6/16/2025	330,000	329,990
Ford Motor Credit Co. LLC	5.85%		5/17/2027	449,000	448,595
General Motors Financial Co., Inc.	5.00%		7/15/2027	325,000	325,377
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	218,684
General Motors Financial Co., Inc.	5.40%		5/8/2027	37,000	37,319
Hyundai Capital America†	5.494% (SOFR + 1.15%	)#	8/4/2025	1,737,000	1,738,884
Hyundai Capital America†	5.50%		3/30/2026	335,000	336,873
Hyundai Capital America†	5.80%		6/26/2025	1,065,000	1,065,504
Hyundai Capital America†	5.95%		9/21/2026	1,543,000	1,563,093
Mercedes-Benz Finance North America LLC†	4.90%		11/15/2027	3,078,000	3,095,855
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	269,000	269,081
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	666,000	668,735
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	541,000	545,820
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	388,000	393,418
Total					15,308,072

Banks 13.34%
ABN AMRO Bank NV (Netherlands)†(a)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	300,000	305,765
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	269,000	283,051
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	900,000	897,421
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	376,000	375,273
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	220,000	212,865

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	$1,601,000	$1,572,608
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	702,000	676,896
Bank of Ireland Group PLC (Ireland)†(a)	5.601% (SOFR + 1.62%	)#	3/20/2030	636,000	649,590
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	500,000	501,902
Bank of Montreal (Canada)(a)	5.266%		12/11/2026	169,000	171,014
Barclays PLC (United Kingdom)(a)	5.086% (SOFR + 0.96%	)#	2/25/2029	2,020,000	2,032,010
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,512,000	1,544,087
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	841,000	849,678
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%	)#	9/30/2028	249,269	233,021
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%	)#	6/9/2026	4,490,000	4,487,722
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	259,000	261,718
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	200,116
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	390,000	392,472
Canadian Imperial Bank of Commerce (Canada)(a)	5.001%		4/28/2028	245,000	249,055
Canadian Imperial Bank of Commerce (Canada)(a)	5.615%		7/17/2026	297,000	300,823
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	3,245,000	3,203,649
Citigroup, Inc.	4.643% (SOFR + 1.14%	)#	5/7/2028	1,101,000	1,099,484
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	1,234,000	1,235,954
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	839,000	850,016
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	1,432,000	1,435,404
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	650,000	648,625
Danske Bank AS (Denmark)†(a)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	527,000	535,212
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	812,000	809,007

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	$2,287,000	$2,210,222
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	834,000	838,473
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	3,231,000	3,277,478
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	550,000	558,163
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%	)#	8/10/2026	279,000	279,528
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%	)#	9/12/2026	900,000	898,319
HSBC Holdings PLC (United Kingdom)(a)	4.899% (SOFR + 1.03%	)#	3/3/2029	549,000	550,357
HSBC Holdings PLC (United Kingdom)(a)	5.887% (SOFR + 1.57%	)#	8/14/2027	517,000	523,550
HSBC USA, Inc.(b)	4.65%		6/3/2028	488,000	489,441
ING Groep NV (Netherlands)(a)	6.083% (SOFR + 1.56%	)#	9/11/2027	808,000	822,699
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	1,600,000	1,579,324
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	2,147,000	2,172,996
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	501,000	508,931
KeyBank NA	4.70%		1/26/2026	404,000	403,726
KeyCorp	5.121% (SOFR + 1.23%	)#	4/4/2031	1,931,000	1,927,628
KODIT Global Co. Ltd. (South Korea)†(a)	5.357%		5/29/2027	583,000	590,286
Lloyds Banking Group PLC (United Kingdom)(a)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	392,000	396,594
Lloyds Banking Group PLC (United Kingdom)(a)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	347,000	351,944
Macquarie Bank Ltd. (Australia)†(a)	5.391%		12/7/2026	309,000	313,601
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	754,000	736,133
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%	)#	8/9/2026	342,000	342,139
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	403,977
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	1,011,457
Morgan Stanley	4.994% (SOFR + 1.38%	)#	4/12/2029	549,000	554,263

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	$2,500,000	$2,525,677
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	5,196,000	5,315,739
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%	)#	10/15/2027	711,000	710,747
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%	)#	1/12/2029	833,000	841,599
NatWest Group PLC (United Kingdom)(a)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	200,000	200,713
NatWest Group PLC (United Kingdom)(a)	5.583% (1 yr. CMT + 1.10%	)#	3/1/2028	222,000	225,173
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	1,018,000	1,026,403
PNC Bank NA	4.543% (SOFR + 0.63%	)#	5/13/2027	1,737,000	1,737,426
PNC Financial Services Group, Inc.	5.492% (SOFR + 1.20%	)#	5/14/2030	1,105,000	1,136,638
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.532% (1 yr. CMT + 1.25%	)#	8/21/2026	1,514,000	1,502,834
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%	)#	1/10/2029	391,000	406,056
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.833% (SOFR + 2.75%	)#	11/21/2026	747,000	753,890
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	332,000	337,110
Standard Chartered PLC (United Kingdom)†(a)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	266,000	269,850
Standard Chartered PLC (United Kingdom)†(a)	6.75% (1 yr. CMT + 1.85%	)#	2/8/2028	335,000	344,894
State Street Corp.	4.543% (SOFR + 0.95%	)#	4/24/2028	525,000	526,364
Swedbank AB (Sweden)†(a)	5.377% (SOFR + 1.03%	)#	11/20/2029	468,000	470,551
Swedbank AB (Sweden)†(a)	5.726% (SOFR + 1.38%	)#	6/15/2026	800,000	808,399
Swedbank AB (Sweden)†(a)	6.136%		9/12/2026	388,000	396,005
Truist Bank	4.671% (SOFR + 0.59%	)#	5/20/2027	1,403,000	1,404,289

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	4.26% (SOFR + 1.46%	)#	7/28/2026	$236,000	$235,739
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	158,000	158,894
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	248,000	253,630
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	1,835,000	1,848,570
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	190,000	194,371
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	536,000	552,066
U.S. Bank NA	4.73% (SOFR + 0.91%	)#	5/15/2028	538,000	538,710
UBS Group AG (Switzerland)†(a)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	2,211,000	2,222,823
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%	)#	8/11/2028	1,296,000	1,342,123
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	1,481,000	1,470,289
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	445,000	448,400
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	2,069,000	2,122,907
Total					80,084,546

Beverages 0.25%
Bacardi Ltd.†	4.70%		5/15/2028	1,500,000	1,496,928

Biotechnology 0.13%
Illumina, Inc.	4.65%		9/9/2026	305,000	304,737
Illumina, Inc.	5.75%		12/13/2027	446,000	455,025
Total					759,762

Building Materials 0.50%
Holcim Finance U.S. LLC†	4.60%		4/7/2027	75,000	75,105
Holcim Finance U.S. LLC†	4.70%		4/7/2028	2,898,000	2,913,665
Total					2,988,770

Chemicals 0.27%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	1,638,000	1,617,784

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.67%
Element Fleet Management Corp. (Canada)†(a)	5.643%		3/13/2027	$164,000	$166,463
Global Payments, Inc.	2.15%		1/15/2027	941,000	904,024
ITR Concession Co. LLC†	4.197%		7/15/2025	725,000	723,832
Rentokil Terminix Funding LLC†	5.00%		4/28/2030	549,000	547,488
Triton Container International Ltd.†	2.05%		4/15/2026	1,700,000	1,658,463
Total					4,000,270

Computers 0.04%
Dell International LLC/EMC Corp.	4.75%		4/1/2028	271,000	272,303

Diversified Financial Services 2.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%		10/1/2025	778,000	777,068
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%		4/15/2027	267,000	274,890
Aircastle Ltd.†	5.25%		8/11/2025	1,477,000	1,476,141
American Express Co.	4.731% (SOFR + 1.26%	)#	4/25/2029	603,000	606,488
Aviation Capital Group LLC†	1.95%		1/30/2026	854,000	837,443
Aviation Capital Group LLC†	1.95%		9/20/2026	1,852,000	1,781,933
Aviation Capital Group LLC†	3.50%		11/1/2027	578,000	559,596
Aviation Capital Group LLC†	4.875%		10/1/2025	556,000	555,952
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	1,640,000	1,603,287
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%		2/21/2028	80,000	75,238
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	725,000	719,913
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026	1,150,000	1,151,659
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	759,000	785,938
DAE Sukuk Difc Ltd. (United Arab Emirates)(a)	3.75%		2/15/2026	2,600,000	2,581,125
LPL Holdings, Inc.†	4.625%		11/15/2027	1,232,000	1,222,513
LPL Holdings, Inc.	4.90%		4/3/2028	434,000	434,695
LPL Holdings, Inc.	5.70%		5/20/2027	182,000	185,100
LPL Holdings, Inc.	6.75%		11/17/2028	452,000	480,178
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%		3/30/2029	654,000	684,860
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	971,285
Total					17,765,302

Electric 3.10%
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	752,000	755,745
Alliant Energy Finance LLC†	5.40%		6/6/2027	177,000	178,913

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
American Electric Power Co., Inc.	5.699%	8/15/2025	$365,000	$365,544
Capital Power U.S. Holdings, Inc.†	5.257%	6/1/2028	515,000	518,368
Cleco Corporate Holdings LLC	3.743%	5/1/2026	441,000	435,969
DTE Energy Co.	5.10%	3/1/2029	514,000	521,267
Duquesne Light Holdings, Inc.†	3.616%	8/1/2027	1,006,000	972,762
Evergy Missouri West, Inc.†	5.15%	12/15/2027	843,000	854,429
Eversource Energy	4.75%	5/15/2026	881,000	882,207
Fells Point Funding Trust†	3.046%	1/31/2027	1,842,000	1,792,103
FirstEnergy Pennsylvania Electric Co.†	5.15%	3/30/2026	871,000	874,208
ITC Holdings Corp.†	4.95%	9/22/2027	307,000	309,045
Liberty Utilities Co.†	5.577%	1/31/2029	423,000	432,532
National Grid PLC (United Kingdom)(a)	5.602%	6/12/2028	215,000	221,256
NorthWestern Corp.†	5.073%	3/21/2030	1,848,000	1,868,733
NRG Energy, Inc.†	2.00%	12/2/2025	1,100,000	1,082,245
NSTAR Electric Co.	4.85%	3/1/2030	1,529,000	1,538,819
Pacific Gas & Electric Co.	3.15%	1/1/2026	826,592	817,670
Pacific Gas & Electric Co.	3.30%	12/1/2027	131,000	125,985
Pacific Gas & Electric Co.	5.45%	6/15/2027	145,000	146,506
Pinnacle West Capital Corp.	4.90%	5/15/2028	131,000	132,047
PSEG Power LLC†	5.20%	5/15/2030	331,000	334,321
Public Service Enterprise Group, Inc.	5.85%	11/15/2027	320,000	329,932
System Energy Resources, Inc.	6.00%	4/15/2028	2,149,000	2,229,417
Tampa Electric Co.	4.90%	3/1/2029	445,000	452,509
Vistra Operations Co. LLC†	3.70%	1/30/2027	304,000	298,397
Vistra Operations Co. LLC†	5.05%	12/30/2026	131,000	131,424
Total				18,602,353

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	548,000	548,815

Engineering & Construction 0.13%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	768,000	802,607

Entertainment 0.43%
Warnermedia Holdings, Inc.	3.755%	3/15/2027	2,671,000	2,589,853

Environmental Control 0.23%
Veralto Corp.	5.50%	9/18/2026	1,346,000	1,361,190

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.56%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	5.125%	2/1/2028	$350,000	$354,042
Mars, Inc.†	4.45%	3/1/2027	341,000	341,479
Mars, Inc.†	4.60%	3/1/2028	1,807,000	1,815,927
Mars, Inc.†	4.80%	3/1/2030	682,000	686,500
Tyson Foods, Inc.	5.40%	3/15/2029	133,000	136,545
Total				3,334,493

Gas 0.60%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	958,444
National Fuel Gas Co.	5.50%	10/1/2026	241,000	242,950
Southwest Gas Corp.	5.80%	12/1/2027	883,000	904,760
Spire, Inc.	5.30%	3/1/2026	1,477,000	1,481,836
Total				3,587,990

Hand/Machine Tools 0.30%
Regal Rexnord Corp.	6.05%	2/15/2026	1,029,000	1,034,554
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	505,257
Regal Rexnord Corp.	6.30%	2/15/2030	239,000	247,917
Total				1,787,728

Health Care-Products 0.35%
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	389,000	390,029
Smith & Nephew PLC (United Kingdom)(a)	5.15%	3/20/2027	265,000	267,514
Solventum Corp.	5.40%	3/1/2029	869,000	886,982
Solventum Corp.	5.45%	2/25/2027	526,000	532,673
Total				2,077,198

Health Care-Services 0.95%
Centene Corp.	2.45%	7/15/2028	713,000	657,112
Centene Corp.	4.25%	12/15/2027	2,302,000	2,249,748
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	265,000	269,500
Icon Investments Six DAC (Ireland)(a)	5.849%	5/8/2029	2,439,000	2,500,071
Total				5,676,431

Insurance 3.96%
AEGON Funding Co. LLC†(d)	5.50%	4/16/2027	1,693,000	1,710,775
Aon Corp.	8.205%	1/1/2027	503,000	528,791
Assurant, Inc.	4.90%	3/27/2028	899,000	901,748
Athene Global Funding†	4.95%	1/7/2027	344,000	345,025
Athene Global Funding†	5.516%	3/25/2027	525,000	532,514

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Athene Global Funding†	5.583%	1/9/2029	$2,838,000	$2,898,231
Athene Global Funding†	5.684%	2/23/2026	363,000	365,410
Brighthouse Financial Global Funding†	1.55%	5/24/2026	1,777,000	1,722,599
Brighthouse Financial Global Funding†	2.00%	6/28/2028	1,505,000	1,378,874
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	669,752
CNO Global Funding†	4.875%	12/10/2027	379,000	380,185
CNO Global Funding†	5.875%	6/4/2027	681,000	696,708
Corebridge Global Funding†	5.20%	1/12/2029	244,000	248,750
Corebridge Global Funding†	5.75%	7/2/2026	161,000	163,079
Equitable Financial Life Global Funding†	5.45%	3/3/2028	411,000	421,669
F&G Global Funding†	5.15%	7/7/2025	1,475,000	1,475,038
GA Global Funding Trust†	1.95%	9/15/2028	1,330,000	1,220,095
GA Global Funding Trust†	5.50%	1/8/2029	158,000	161,347
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	307,524
Jackson National Life Global Funding†(b)	4.70%	6/5/2028	787,000	788,309
Jackson National Life Global Funding†	4.90%	1/13/2027	498,000	500,092
Jackson National Life Global Funding†	5.50%	1/9/2026	1,861,000	1,869,640
Jackson National Life Global Funding†	5.55%	7/2/2027	657,000	668,246
Jackson National Life Global Funding†	5.60%	4/10/2026	436,000	439,689
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	384,599
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	923,000	934,499
Principal Life Global Funding II†	5.10%	1/25/2029	1,072,000	1,090,042
RGA Global Funding†	5.448%	5/24/2029	363,000	372,848
Sammons Financial Group Global Funding†	5.05%	1/10/2028	244,000	247,147
Sammons Financial Group Global Funding†	5.10%	12/10/2029	364,000	368,677
Total				23,791,902

Internet 0.41%
Prosus NV (Netherlands)(a)	5.50%	7/21/2025	700,000	700,329
Uber Technologies, Inc.†	4.50%	8/15/2029	1,787,000	1,761,362
Total				2,461,691

Investment Companies 0.87%
Blackstone Private Credit Fund	4.95%	9/26/2027	786,000	777,902
Blackstone Secured Lending Fund	2.75%	9/16/2026	2,330,000	2,259,153
Blue Owl Capital Corp.	2.625%	1/15/2027	1,494,000	1,428,880
Blue Owl Technology Finance Corp.†	4.75%	12/15/2025	734,000	731,009
Total				5,196,944

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 0.62%
Carnival Corp.†	4.00%	8/1/2028	$1,650,000	$1,595,344
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	2,150,000	2,153,293
Total				3,748,637

Lodging 0.34%
Hyatt Hotels Corp.	5.75%	1/30/2027	125,000	127,172
Las Vegas Sands Corp.	2.90%	6/25/2025	846,000	844,942
Las Vegas Sands Corp.	3.50%	8/18/2026	705,000	690,021
Las Vegas Sands Corp.	5.90%	6/1/2027	181,000	183,274
Sands China Ltd. (Macau)(a)	5.125%	8/8/2025	218,000	218,033
Total				2,063,442

Machinery: Construction & Mining 0.21%
Caterpillar Financial Services Corp.	4.40%	10/15/2027	1,242,000	1,246,628

Machinery-Diversified 0.05%
CNH Industrial Capital LLC	4.75%	3/21/2028	274,000	274,611

Mining 0.67%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	200,000	193,022
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	238,000	236,565
Glencore Funding LLC†	4.907%	4/1/2028	164,000	164,834
Glencore Funding LLC†	5.186%	4/1/2030	479,000	484,756
Glencore Funding LLC†	5.338%	4/4/2027	623,000	630,209
Glencore Funding LLC†	5.371%	4/4/2029	618,000	629,565
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.50%	3/14/2028	429,000	430,882
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.875%	3/14/2030	1,218,000	1,232,091
Total				4,001,924

Oil & Gas 2.47%
Antero Resources Corp.†	7.625%	2/1/2029	926,000	948,480
APA Corp.†	7.75%	12/15/2029	1,500,000	1,615,258
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,879,572
Continental Resources, Inc.	4.375%	1/15/2028	994,000	972,643
EQT Corp.†	3.125%	5/15/2026	729,000	716,027
EQT Corp.†	7.50%	6/1/2027	760,000	774,367
HF Sinclair Corp.	5.00%	2/1/2028	913,000	908,802
HF Sinclair Corp.	6.375%	4/15/2027	380,000	383,645
Occidental Petroleum Corp.	5.00%	8/1/2027	221,000	221,174
Occidental Petroleum Corp.	6.375%	9/1/2028	1,500,000	1,547,888
Ovintiv, Inc.	5.375%	1/1/2026	1,300,000	1,300,728

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	$500,000	$516,135
Viper Energy, Inc.†	5.375%	11/1/2027	2,075,000	2,066,032
Total				14,850,751

Packaging & Containers 0.08%
Amcor Flexibles North America, Inc.†	4.80%	3/17/2028	328,000	328,936
Amcor Flexibles North America, Inc.†	5.10%	3/17/2030	164,000	165,176
Total				494,112

Pharmaceuticals 0.87%
AbbVie, Inc.	4.65%	3/15/2028	3,057,000	3,088,433
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,148,685
Total				5,237,118

Pipelines 1.63%
DCP Midstream Operating LP	5.375%	7/15/2025	370,000	370,100
DT Midstream, Inc.†	4.125%	6/15/2029	1,513,000	1,442,079
Enbridge, Inc. (Canada)(a)	5.90%	11/15/2026	226,000	229,878
Energy Transfer LP†	5.625%	5/1/2027	806,000	806,043
Energy Transfer LP†	6.00%	2/1/2029	546,000	553,114
Kinder Morgan, Inc.	5.00%	2/1/2029	550,000	556,324
ONEOK, Inc.	4.15%	6/1/2025	1,234,000	1,234,000
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	465,000	465,421
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	1,982,000	2,020,265
Western Midstream Operating LP	4.65%	7/1/2026	2,098,000	2,092,595
Williams Cos., Inc.	5.40%	3/2/2026	22,000	22,113
Total				9,791,932

REITS 1.20%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,064,140
American Tower Corp.	3.65%	3/15/2027	1,474,000	1,450,937
Crown Castle, Inc.	3.65%	9/1/2027	1,133,000	1,107,334
Crown Castle, Inc.	4.80%	9/1/2028	206,000	206,003
Crown Castle, Inc.	5.00%	1/11/2028	205,000	206,331
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	884,000	882,606
Regency Centers LP	2.95%	9/15/2029	891,000	836,472
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	491,062
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	410,000	405,710
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	551,516
Total				7,202,111

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.33%
Foundry JV Holdco LLC†	5.90%		1/25/2030	$1,934,000	$2,002,224

Software 0.86%
AppLovin Corp.	5.125%		12/1/2029	2,247,000	2,262,794
Atlassian Corp. (Australia)(a)	5.25%		5/15/2029	427,000	435,693
Cadence Design Systems, Inc.	4.20%		9/10/2027	166,000	165,430
Oracle Corp.	2.30%		3/25/2028	358,000	338,255
Oracle Corp.	4.80%		8/3/2028	497,000	502,025
Take-Two Interactive Software, Inc.(d)	5.00%		3/28/2026	1,452,000	1,455,388
Total					5,159,585

Telecommunications 0.10%
Sprint Capital Corp.	6.875%		11/15/2028	568,000	607,763

Toys/Games/Hobbies 0.44%
Hasbro, Inc.	3.90%		11/19/2029	1,502,000	1,432,169
Mattel, Inc.†	3.375%		4/1/2026	1,250,000	1,231,724
Total					2,663,893

Transportation 0.49%
Pacific National Finance Pty. Ltd. (Australia)(a)	4.75%		3/22/2028	2,900,000	2,798,665
Ryder System, Inc.	5.30%		3/15/2027	126,000	127,673
Total					2,926,338

Trucking & Leasing 0.12%
GATX Corp.	5.40%		3/15/2027	184,000	185,956
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027	527,000	531,338
Total					717,294

Water 0.21%
Essential Utilities, Inc.	4.80%		8/15/2027	1,236,000	1,243,693
Total Corporate Bonds (cost $279,988,346)					282,488,466

FLOATING RATE LOANS(e) 3.60%

Aerospace/Defense 0.33%
RTX Corp. Term Loan	5.558% (1 mo. USD Term SOFR + 1.13%	)	11/6/2026	2,000,000	1,997,500

Chemicals 0.11%
Celanese U.S. Holdings LLC 2022 5 Year Delayed Draw Term Loan	6.175% (1 mo. USD Term SOFR + 1.75%	)	3/18/2027	654,545	648,000

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.18%
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(a)	6.049% (3 mo. USD Term SOFR + 1.75%	)	10/31/2027	$1,060,051	$1,063,740

Electronics 0.17%
Honeywell International, Inc. Term Loan A1	5.458% (3 mo. USD Term SOFR + 1.13%	)	5/7/2027	1,000,000	1,001,250

Engineering & Capital Goods 0.15%
Regal Rexnord Corp. Term Loan A1	–	(f)	3/26/2027	909,000	914,681

Health Care Products 0.16%
Solventum Corp. Delayed Draw Term Loan	5.818% (1 mo. USD Term SOFR + 1.38%	)	8/15/2025	94,200	94,318
Solventum Corp. Term Loan	5.818% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	887,000	887,000
Total					981,318

Health Services 0.15%
IQVIA, Inc. 2022 Term Loan A2	5.677% - 5.68% (1 mo. USD Term SOFR + 1.25% (3 mo. USD Term SOFR + 1.25%	) )	6/16/2027	907,895	908,467

Leisure Time 0.15%
Carnival Corp. 2025 Term Loan (2027)	6.325% (1 mo. USD Term SOFR + 2.00%	)	8/8/2027	900,000	902,529

Oil & Gas 0.69%
Diamondback E&P LLC Delayed Draw Term Loan(g)	–	(f)	4/1/2027	2,531,000	2,531,000
Occidental Petroleum Corp. 2 Year Term Loan	6.068% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	1,628,741	1,628,741
Total					4,159,741

Pharmaceuticals 0.19%
Cencora, Inc. Delayed Draw Term Loan	5.554% (1 mo. USD Term SOFR + 1.13%	)	11/26/2027	1,166,667	1,162,292

Real Estate Investment Trusts 0.12%
Invitation Homes Operating Partnership LP 2024 Term Loan	–	(f)	9/9/2028	707,000	696,395

Regional 0.13%
Seminole Tribe of Florida 2022 Term Loan A	5.427% (1 mo. USD Term SOFR + 1.00%	)	5/13/2027	805,555	803,541

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.25%
KFC Holding Co. 2021 Term Loan B	6.191% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	$1,461,108	$1,471,153

Semiconductors 0.82%
Broadcom, Inc. Term Loan A5	5.452% (1 mo. USD Term SOFR + 1.13%	)	8/15/2028	3,981,750	3,981,750
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	5.804% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	907,112	910,514
Total					4,892,264
Total Floating Rate Loans (cost $21,577,958)					21,602,871

FOREIGN GOVERNMENT OBLIGATIONS 1.03%

Bermuda 0.59%
Bermuda Government International Bonds	3.717%		1/25/2027	3,600,000	3,548,520

Japan 0.29%
Development Bank of Japan, Inc.†(a)	4.00%		8/28/2027	1,706,000	1,701,237

Kazakhstan 0.07%
Baiterek National Managing Holding JSC†(a)	5.45%		5/8/2028	436,000	438,434

Saudi Arabia 0.08%
Saudi Government International Bonds†(a)	5.125%		1/13/2028	490,000	497,896
Total Foreign Government Obligations (cost $6,155,652)					6,186,087

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2014-112 Class A (Cost $6,440)	3.00%	#(h)	1/16/2048	6,378	5,751

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.34%
Federal National Mortgage Association	6.00%		10/1/2038 - 5/1/2039	4,533,154	4,681,770
Uniform Mortgage-Backed Security(i)	5.00%		TBA	2,629,000	2,629,268
Uniform Mortgage-Backed Security(i)	5.50%		TBA	11,304,000	11,454,378
Uniform Mortgage-Backed Security(i)	6.00%		TBA	1,237,000	1,266,172
Total Government Sponsored Enterprises Pass-Throughs (cost $20,039,331)					20,031,588

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.08%
Bank Series 2017-BNK7 Class A4	3.175%		9/15/2060	1,292,129	1,258,043
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,940,000	3,041,210
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	1,400,000	1,467,681
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	227,174	215,410

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	$1,440,000	$1,499,730
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	770,000	796,660
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	219,074	198,388
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	880,000	912,814
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.72% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	410,727	411,467
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4	3.712%		4/14/2050	1,560,000	1,523,141
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	1,510,000	1,482,755
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(h)	5/25/2065	4,742	4,688
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.272% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	371,862	371,565
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	5.322% (30 day USD SOFR Average + 1.00%	)#	12/25/2041	173,607	173,317
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.744% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	270,000	253,798
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	685,000	679,880
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	418,318
GS Mortgage Securities Trust Series 2016-GS4 Class A3	3.178%		11/10/2049	1,503,972	1,475,944
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	192,050	188,693
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	900,000	929,678
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	559	559
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	770,000	780,589
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.329% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	420,000	418,113
Total Non-Agency Commercial Mortgage-Backed Securities (cost $18,592,689)					18,502,441

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 21.91%
U.S. Treasury Notes	3.75%	8/15/2027	$14,275,000	$14,232,621
U.S. Treasury Notes	3.875%	10/15/2027	14,479,900	14,478,203
U.S. Treasury Notes	4.00%	12/15/2027	20,511,500	20,579,605
U.S. Treasury Notes	4.00%	2/29/2028	17,498,000	17,558,149
U.S. Treasury Notes	4.125%	1/31/2027	23,000,000	23,055,703
U.S. Treasury Notes	4.25%	11/30/2026	16,752,000	16,811,548
U.S. Treasury Notes	4.25%	3/15/2027	15,985,000	16,069,296
U.S. Treasury Notes	4.625%	6/15/2027	8,592,000	8,713,161
Total U.S. Treasury Obligations (cost $131,027,541)				131,498,286
Total Long-Term Investments (cost $597,919,582)				601,189,112

SHORT-TERM INVESTMENTS 2.01%

COMMERCIAL PAPER 0.69%

Commercial Services 0.69%
Global Payments, Inc. (cost $4,134,437)	4.97%	6/2/2025	4,135,000	4,135,000

REPURCHASE AGREEMENTS 1.24%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $2,382,000 of U.S. Treasury Note at 4.375% due 12/15/2026; value: $2,440,704; proceeds: $2,393,620 (cost $2,392,822)			2,392,822	2,392,822
Repurchase Agreement dated 5/30/2025, 4.120% due 6/2/2025 with JPMorgan Securities LLC collateralized by $5,391,800 of U.S. Treasury Note at 0.875% due 9/30/2026; value: $5,178,571; proceeds: $5,076,742 (cost $5,075,000)			5,075,000	5,075,000
Total Repurchase Agreements (cost $7,467,822)				7,467,822

Time Deposits 0.01%
CitiBank N.A.(j) (cost $48,944)			48,944	48,944

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Investments	Shares	Fair Value
Money Market Funds 0.07%
Fidelity Government Portfolio(j) (cost $440,496)	440,496	$440,496
Total Short-Term Investments (cost $12,091,699)		12,092,262
Total Investments in Securities 102.18% (cost $610,011,281)		613,281,374
Less Unfunded Loan Commitments (0.42%) (cost $2,518,345)		(2,531,000)
Net Investments in Securities 101.76% (cost $607,492,936)		610,750,374
Other Assets and Liabilities – Net(k) (1.76)%		(10,558,464)
Net Assets 100.00%		$600,191,910

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $215,545,742, which represents 35.91% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(f)	Interest Rate to be determined.
(g)	Security partially/fully unfunded (See Note 2(d)).
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2025

Centrally Cleared Interest Rate Swap Contracts at May 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$8,700,000	$–	$1,208	$1,208
Goldman Sachs(2)	3.493%	12-Month USD SOFR Index	5/8/2029	15,890,000	–	48,192	48,192
Total					$–	$49,400	$49,400

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$39,850,000	$(735,938)	$(466,954)	$(1,202,892)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$920,000	$7,652

NSA	Non-seasonally adjusted.

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	978	Long	$202,672,198	$202,873,876	$201,678

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2025

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$120,873,622	$–	$120,873,622
Corporate Bonds	–	282,488,466	–	282,488,466
Floating Rate Loans	–	21,602,871	–	21,602,871
Less Unfunded Loan Commitments	–	(2,531,000)	–	(2,531,000)
Foreign Government Obligations	–	6,186,087	–	6,186,087
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,751	–	5,751
Government Sponsored Enterprises Pass-Throughs	–	20,031,588	–	20,031,588
Non-Agency Commercial Mortgage-Backed Securities	–	18,502,441	–	18,502,441
U.S. Treasury Obligations	–	131,498,286	–	131,498,286
Short-Term Investments
Commercial Paper	–	4,135,000	–	4,135,000
Repurchase Agreements	–	7,467,822	–	7,467,822
Time Deposits	–	48,944	–	48,944
Money Market Funds	440,496	–	–	440,496
Total	$440,496	$610,309,878	$–	$610,750,374
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$49,400	$–	$49,400
Liabilities	–	(1,202,892)	–	(1,202,892)
Centrally Cleared CPI Swap Contracts
Assets	–	7,652	–	7,652
Liabilities	–	–	–	–
Futures Contracts
Assets	201,678	–	–	201,678
Liabilities	–	–	–	–
Total	$201,678	$(1,145,840)	$–	$(944,162)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 104.05%

ASSET-BACKED SECURITIES 19.61%

Automobiles 7.16%
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	$59,674,341	$59,913,826
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,755,171
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%		4/19/2027	3,502,733	3,509,380
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	38,840,000	39,290,909
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	23,225,000	22,885,968
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A†	4.77%		2/20/2029	10,765,000	10,813,696
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.422% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	26,236,796	26,326,691
BOF URSA VI Funding Trust I Series 2023-CAR2 Class A2†	5.542%		10/27/2031	16,448,717	16,510,221
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	45,330,000	45,953,369
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	25,131,900
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	3,254,271	3,185,201
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	50,912,000	50,928,109
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	37,324,000	37,609,622
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	54,635,000	55,256,112
Chase Auto Owner Trust Series 2024-5A Class A3†	4.18%		8/27/2029	25,000,000	24,900,385
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	92,834,274	93,727,758
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	58,798,338	59,176,270
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%		10/15/2026	1,022,640	1,023,347
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%		8/15/2028	79,525,000	80,067,011
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	42,940,000	43,594,448
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	37,225,000	37,232,236
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%		4/15/2027	4,878,305	4,789,107

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	$40,830,000	$39,876,648
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	26,015,000	26,461,475
Exeter Automobile Receivables Trust Series 2024-3A Class A2	5.82%	2/15/2027	3,882,940	3,885,017
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	35,643,000	36,108,209
Exeter Automobile Receivables Trust Series 2024-4A Class D	5.81%	12/16/2030	11,000,000	11,168,551
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%	7/15/2031	33,720,000	34,381,303
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	11,809,433	11,840,038
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%	6/15/2028	69,650,000	70,041,893
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	60,000,000	59,371,464
GLS Auto Receivables Issuer Trust Series 2021-2A Class E†	2.87%	5/15/2028	18,015,000	17,726,333
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	754,396	754,785
GLS Auto Receivables Issuer Trust Series 2025-2A Class A3†	4.75%	1/16/2029	18,410,000	18,440,034
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66%	2/21/2028	46,120,000	46,324,616
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	115,296,215
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	75,201,000	75,806,767
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	38,034,378	38,558,564
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	29,554,247	29,736,998
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	66,550,000	66,935,165
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	31,252,985	31,251,441
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	20,000,000	20,012,686
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	23,320,000	23,463,628

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	$93,942,035	$94,543,602
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	69,730,000	70,319,218
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	103,390,000	104,233,063
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	39,778,000	40,134,773
Nissan Auto Receivables Owner Trust Series 2025-A Class A3	4.49%	12/17/2029	27,765,000	27,848,631
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	3,939,189	3,940,374
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	8,008,187	8,027,740
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	36,878,601	37,204,040
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	32,060,000	32,099,796
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	637,122	637,120
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	5,600,000	5,602,443
Santander Drive Auto Receivables Trust Series 2023-3 Class A3	5.61%	10/15/2027	15,386,564	15,405,579
Santander Drive Auto Receivables Trust Series 2023-4 Class B	5.77%	12/15/2028	16,550,000	16,740,434
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	77,430,000	77,843,182
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	22,800,000	23,117,075
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	22,655,000	23,279,802
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	36,695,000	37,104,667
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%	9/17/2029	24,740,000	24,871,679
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	58,500,000	58,481,075
Santander Drive Auto Receivables Trust Series 2024-5 Class B	4.63%	8/15/2029	65,605,000	65,627,621
Santander Drive Auto Receivables Trust Series 2025-1 Class A3	4.74%	1/16/2029	65,000,000	65,085,319
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	31,620,000	31,804,607
SBNA Auto Lease Trust Series 2024-C Class A3†	4.56%	2/22/2028	32,858,000	32,840,832
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	44,387,434	44,669,902

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	$31,375,000	$31,490,234
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	45,570,000	46,081,140
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	37,935,000	38,007,471
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	49,500,000	49,835,912
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%	6/21/2027	77,510,000	78,173,517
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	12,914,560	12,910,871
Westlake Automobile Receivables Trust Series 2023-2A Class B†	6.14%	3/15/2028	38,475,000	38,575,112
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%	10/15/2029	9,340,000	9,483,317
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	49,480,719
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	31,280,000	31,284,088
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	32,000,000	32,117,328
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	72,105,000	72,410,091
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	56,085,000	56,199,475
Total				3,034,534,416

Credit Card 0.84%
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	20,402,000	20,776,715
First National Master Notes Trust Series 2025-1 Class A	4.85%	2/15/2030	72,020,000	73,023,123
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%	9/17/2029	92,200,000	92,329,080	(a)
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%	12/15/2026	46,000,000	45,346,244
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%	7/15/2029	41,992,000	42,494,497
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%	5/15/2031	35,390,000	35,572,340
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%	2/15/2031	43,450,000	44,340,047
Total				353,882,046

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 11.31%
ACREC Ltd. Series 2021-FL1 Class A†	5.593% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	$22,381,757	$22,329,763
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	69,455,000	69,793,038
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	94,355,000	94,814,226
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	73,620,000	73,944,782
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	32,865,000	32,982,926
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	16,765,000	16,741,205
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	44,005,000	44,128,152
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.40% (3 mo. USD Term SOFR + 1.13%	)#	12/2/2034	15,000,000	14,978,730
AGL CLO 17 Ltd. Series 2022-17A Class AR†	5.22% (3 mo. USD Term SOFR + 0.95%	)#	1/21/2035	8,700,000	8,646,826
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	5.70% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	118,500,000	118,614,471
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	5.606% (3 mo. USD Term SOFR + 1.35%	)#	4/15/2035	31,440,000	31,453,425
AMMC CLO 27 Ltd. Series 2022-27A Class A1R†	5.35% (3 mo. USD Term SOFR + 1.08%	)#	1/20/2037	79,500,000	79,197,900
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	5.22% (3 mo. USD Term SOFR + 0.95%	)#	10/20/2031	35,069,524	34,988,829
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	5.591% (3 mo. USD Term SOFR + 1.32%	)#	4/20/2031	18,244,929	18,264,305
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	5.618% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	59,901,212	59,967,223
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	5.552% (3 mo. USD Term SOFR + 1.27%	)#	4/25/2035	26,100,000	26,112,659
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	5,657,738	5,475,516
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	17,066,919	15,652,962
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	5.513% (1 mo. USD Term SOFR + 1.18%	)#	8/15/2034	5,640,005	5,639,969
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.782% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	29,384,587	29,419,777
ARES L CLO Ltd. Series 2018-50A Class AR†	5.568% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2032	39,209,159	39,232,136

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.30% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	$10,000,000	$9,974,960
Bain Capital Credit CLO Ltd. Series 2021-1A Class AR†	5.21% (3 mo. USD Term SOFR + 0.94%	)#	4/18/2034	30,200,000	30,028,102
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	5.335% (3 mo. USD Term SOFR + 1.06%	)#	7/24/2034	38,210,000	38,122,079
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	5.548% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2032	82,216,344	82,254,328
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.722% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	9,000,000	9,002,916
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.252% (3 mo. USD Term SOFR + 0.98%	)#	10/22/2032	91,676,209	91,496,616
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class AR2†	5.22% (3 mo. USD Term SOFR + 0.95%	)#	7/20/2033	53,880,000	53,666,204
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	5.62% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	74,180,000	74,393,713
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.763% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	16,960,272	16,976,012
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.756% (3 mo. USD Term SOFR + 1.50%	)#	10/15/2034	12,750,000	12,710,105
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.286% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	17,350,000	17,249,977
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	5.511% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	26,683,787	26,737,154
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	7/20/2032	8,000,000	8,004,400
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.611% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	83,012,577	83,099,076
CarVal CLO I Ltd. Series 2018-1A Class AR†	5.491% (3 mo. USD Term SOFR + 1.23%	)#	7/16/2031	8,441,640	8,437,360
CarVal CLO III Ltd. Series 2019-2A Class BR2†	5.67% (3 mo. USD Term SOFR + 1.40%	)#	7/20/2032	16,000,000	15,985,808
Cedar Funding VII CLO Ltd. Series 2018-7A Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	1/20/2031	31,370,000	31,387,724

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.07% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2031	$15,112,000	$15,089,075
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,215,000	28,414,813
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	39,590,000	39,957,510
CIFC Falcon Ltd. Series 2019-FAL Class A†	5.531% (3 mo. USD Term SOFR + 1.26%	)#	1/20/2033	15,131,869	15,160,605
Clover CLO LLC Series 2021-3A Class AR†	5.352% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	65,460,000	65,210,794
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.37% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	98,430,000	97,996,416
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	10,670,000	10,751,308
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.612% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	95,700,000	95,747,180
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.34% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	105,530,000	105,199,058
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	5.54% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2034	29,500,000	29,520,975
Flatiron CLO 28 Ltd. Series 2024-1A Class A1†	5.576% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2036	15,750,000	15,759,119
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	5.166% (3 mo. USD Term SOFR + 0.91%	)#	10/15/2034	34,000,000	33,758,362
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.712% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	18,320,000	18,310,486
Galaxy XXVI CLO Ltd. Series 2018-26A Class AR†	5.496% (3 mo. USD Term SOFR + 1.17%	)#	11/22/2031	5,221,869	5,228,271
GreenSky Home Improvement Issuer Trust Series 2024-2 Class A2†	5.25%		10/27/2059	13,061,344	13,081,912
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.463% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	41,012,442	41,015,415
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	5.71% (3 mo. USD Term SOFR + 1.44%	)#	10/20/2031	13,200,588	13,212,244
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	6.241% (3 mo. USD Term SOFR + 1.96%	)#	1/17/2030	347,038	347,830
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.443% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	10,386,362	10,352,056
KKR CLO 15 Ltd. Series 15 Class BR2†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	7,890,000	7,895,065

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 23 Ltd. Series 23 Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	$17,910,000	$17,927,122
KKR CLO 23 Ltd. Series 23 Class CR†	6.17% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	7,750,000	7,758,083
KKR CLO 24 Ltd. Series 24 Class A1R†	5.611% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	88,637,132	88,730,911
KKR CLO 27 Ltd. Series 27A Class A1R2†	5.366% (3 mo. USD Term SOFR + 1.11%	)#	1/15/2035	50,940,000	50,761,302
KKR CLO 43 Ltd. Series 2022-43A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.75%	)#	1/15/2036	6,000,000	6,033,744
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	131,388,195
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032	82,215,000	82,130,384
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	32,801,000	33,243,978
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.88% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	42,945,386	42,996,482
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.712% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	48,000,000	48,006,110
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	20,885,000	20,986,171
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.563% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	75,370,000	75,404,067
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	5.232%
	(3 mo. USD Term SOFR + 0.96%	)#	10/22/2030	155,640,379	155,476,178
Madison Park Funding XXI Ltd. Series 2016-21A Class AARR†	5.598% (3 mo. USD Term SOFR + 1.34%	)#	10/15/2032	19,617,037	19,613,918
Madison Park Funding XXXV Ltd. Series 2019-35A Class A1R†	5.521% (3 mo. USD Term SOFR + 1.25%	)#	4/20/2032	13,000,883	13,025,715
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	69,465,000	66,002,462
MF1 LLC Series 2022-FL9 Class A†	6.474% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	42,621,718	42,791,915
MF1 Ltd. Series 2021-FL7 Class A†	5.521% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	12,737,055	12,736,201
Navesink CLO 1 Ltd. Series 2023-1A A1R†	5.962% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	33,300,000	33,384,249
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	5.529% (3 mo. USD Term SOFR + 1.25%	)#	7/23/2036	70,945,000	70,976,429

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	5.559% (3 mo. USD Term SOFR + 1.28%	)#	10/23/2036	$96,990,000	$97,044,508
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.644% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	9,789,293	9,798,730
OCP CLO Ltd. Series 2016-11A Class A1R2†	5.703% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	69,640,000	69,685,336
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	73,616,703
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	13,650,351
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	17,179,992
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	71,173,001	71,578,601
Parallel Ltd. Series 2021-1A Class BR†	5.906% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2034	18,950,000	18,931,088
PFP Ltd. Series 2025-12 Class A†(b)	–	(c)	12/18/2042	79,320,000	79,121,700
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	40,045,000	40,422,785
Pikes Peak CLO 6 Series 2020-6A Class ARR†	5.264% (3 mo. USD Term SOFR + 0.94%	)#	5/18/2034	25,325,000	25,236,768
Post CLO Ltd. Series 2021-1A Class BR†	5.856% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	12,850,000	12,856,309
Rad CLO 15 Ltd. Series 2021-15A Class A†	5.621% (3 mo. USD Term SOFR + 1.35%	)#	1/20/2034	22,106,985	22,142,223
Rad CLO 4 Ltd. Series 2019-4A Class AR†	5.512% (3 mo. USD Term SOFR + 1.23%	)#	4/25/2032	18,733,308	18,724,054
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.63% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	78,800,000	78,918,200
Romark CLO Ltd. Series 2017-1A Class A1R†	5.571% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	12,451,486	12,460,053
RR 12 Ltd. Series 2020-12A Class AAR3†	5.506% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2036	48,700,000	48,717,191
RR 26 Ltd. Series 2023-26A Class A1R†	5.376% (3 mo. USD Term SOFR + 1.12%	)#	4/15/2038	39,225,000	39,093,596
RR 8 Ltd. Series 2020-8A Class A1R†	5.606% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	90,275,000	90,330,609
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	24,519,549	24,420,737
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	45,560,000	44,968,194

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	$7,180,000	$7,361,375
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	34,834,000	35,321,983
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,783,000	6,647,276
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	5.69% (3 mo. USD Term SOFR + 1.42%	)#	4/20/2036	71,860,000	71,905,272
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.602% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	9,685,103	9,696,027
Thayer Park CLO Ltd. Series 2017-1A Class A1R†	5.571% (3 mo. USD Term SOFR + 1.30%	)#	4/20/2034	10,000,000	10,023,330
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.522% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	77,860,000	77,833,917
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.31% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	33,750,000	33,511,556
Trysail CLO Ltd. Series 2021-1A Class A1†	5.851% (3 mo. USD Term SOFR + 1.58%	)#	7/20/2032	82,694,137	82,572,824
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	38,081,670	38,087,828
Valley Stream Park CLO Ltd. Series 2022-1A Class ARR†	5.46% (3 mo. USD Term SOFR + 1.19%	)#	1/20/2037	103,560,000	103,498,485
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.578% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	28,652,619	28,670,756
Verizon Master Trust Series 2023-6 Class A†	5.35%		9/22/2031	40,189,000	41,437,134
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	24,075,000	24,002,354
Verizon Master Trust Series 2025-2 Class A†	4.94%		1/20/2033	63,000,000	64,271,271
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2034	9,450,000	9,468,938
Wellfleet CLO Ltd. Series 2020-1A Class A1AR†	5.456% (3 mo. USD Term SOFR + 1.20%	)#	4/15/2033	10,000,000	10,004,900
Wind River CLO Ltd. Series 2022-1A Class AR†	5.62% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	95,720,000	95,763,170
Total					4,792,263,588

Student Loan 0.30%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	59,527,983	53,335,138
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	54,820,072	49,103,512
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	24,011,636	22,384,836
Total					124,823,486
Total Asset-Backed Securities (cost $8,322,733,980)					8,305,503,536

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.10%

Commercial Services 0.10%
Block, Inc. (cost $40,651,472)	Zero Coupon	5/1/2026	$42,659,000	$40,707,351

CORPORATE BONDS 61.46%

Aerospace/Defense 2.19%
BAE Systems PLC (United Kingdom)†(d)	5.125%	3/26/2029	20,503,000	20,893,595
Boeing Co.	2.196%	2/4/2026	151,662,000	149,004,495
Boeing Co.(e)	2.25%	6/15/2026	20,418,000	19,911,325
Boeing Co.	2.70%	2/1/2027	34,312,000	33,239,394
Boeing Co.	3.20%	3/1/2029	21,366,000	20,221,253
Boeing Co.	3.25%	2/1/2028	53,788,000	51,911,183
Boeing Co.	5.04%	5/1/2027	41,755,000	42,020,925
Boeing Co.	5.15%	5/1/2030	20,632,000	20,822,158
Boeing Co.	6.259%	5/1/2027	51,466,000	52,920,606
Boeing Co.	6.298%	5/1/2029	63,282,000	66,578,245
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	25,161,000	25,320,873
Bombardier, Inc. (Canada)†(d)	7.875%	4/15/2027	9,732,000	9,782,811
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(d)	7.375%	8/15/2026	65,340,000	65,452,712
Rolls-Royce PLC (United Kingdom)†(d)	3.625%	10/14/2025	11,568,000	11,509,897
Rolls-Royce PLC (United Kingdom)†(d)	5.75%	10/15/2027	16,832,000	17,219,321
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	15,623,000	16,654,930
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	53,394,000	59,027,863
TransDigm, Inc.	5.50%	11/15/2027	36,277,000	36,271,294
TransDigm, Inc.†	6.75%	8/15/2028	70,392,000	71,701,432
Triumph Group, Inc.†	9.00%	3/15/2028	131,051,000	137,400,290
Total				927,864,602

Agriculture 1.17%
Altria Group, Inc.	4.875%	2/4/2028	15,864,000	16,015,041
Altria Group, Inc.	6.20%	11/1/2028	8,754,000	9,202,677
BAT Capital Corp.	2.259%	3/25/2028	20,595,000	19,371,016
BAT International Finance PLC (United Kingdom)(d)	5.931%	2/2/2029	41,587,000	43,447,909
Imperial Brands Finance PLC (United Kingdom)†(d)	3.50%	7/26/2026	8,800,000	8,673,593
Imperial Brands Finance PLC (United Kingdom)†(d)	5.50%	2/1/2030	34,448,000	35,205,456
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	130,231,000	133,647,247
Japan Tobacco, Inc. (Japan)†(d)	4.85%	5/15/2028	66,616,000	67,255,103
Japan Tobacco, Inc. (Japan)†(d)	5.25%	6/15/2030	62,276,000	63,576,892
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	47,780,000	46,551,564
Viterra Finance BV (Netherlands)†(d)	4.90%	4/21/2027	51,875,000	51,894,239
Total				494,840,737

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.46%
Air Canada (Canada)†(d)	3.875%		8/15/2026	$62,132,000	$61,387,093
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.021%		10/20/2029	15,559,000	15,245,754
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	2,464,215	2,455,092
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027	55,002,826	55,163,434
United Airlines Pass-Through Trust Class AA	3.45%		6/1/2029	6,699,284	6,462,189
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	32,636,396	33,246,788
United Airlines, Inc.†	4.375%		4/15/2026	19,900,000	19,676,617
Total					193,636,967

Apparel 0.05%
PVH Corp.	4.625%		7/10/2025	19,872,000	19,864,571

Auto Manufacturers 3.42%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	74,461,000	72,054,417
Ford Motor Credit Co. LLC	3.375%		11/13/2025	90,599,000	89,890,389
Ford Motor Credit Co. LLC	4.389%		1/8/2026	10,224,000	10,143,635
Ford Motor Credit Co. LLC	4.687%		6/9/2025	10,043,000	10,042,037
Ford Motor Credit Co. LLC	5.125%		6/16/2025	49,230,000	49,228,526
Ford Motor Credit Co. LLC	5.125%		11/5/2026	135,435,000	134,272,356
Ford Motor Credit Co. LLC	5.303%		9/6/2029	64,994,000	62,915,802
Ford Motor Credit Co. LLC	5.80%		3/8/2029	64,650,000	63,787,362
Ford Motor Credit Co. LLC	5.85%		5/17/2027	39,899,000	39,863,004
Ford Motor Credit Co. LLC	6.95%		6/10/2026	30,378,000	30,731,392
Ford Motor Credit Co. LLC	7.35%		11/4/2027	36,924,000	38,016,474
General Motors Co.	5.35%		4/15/2028	16,342,000	16,478,079
General Motors Co.	6.125%		10/1/2025	27,207,000	27,290,110
General Motors Financial Co., Inc.	2.75%		6/20/2025	40,395,000	40,356,088
General Motors Financial Co., Inc.	4.35%		1/17/2027	9,511,000	9,424,266
General Motors Financial Co., Inc.	5.00%		7/15/2027	23,184,000	23,210,907
General Motors Financial Co., Inc.	5.40%		5/8/2027	8,286,000	8,357,462
General Motors Financial Co., Inc.	5.55%		7/15/2029	32,397,000	32,757,785
General Motors Financial Co., Inc.	5.637% (SOFR + 1.29%	)#	1/7/2030	23,103,000	22,509,006
Hyundai Capital America†	1.50%		6/15/2026	47,772,000	46,134,337
Hyundai Capital America†	2.00%		6/15/2028	42,180,000	38,666,791
Hyundai Capital America†	5.25%		1/8/2027	40,238,000	40,448,442
Hyundai Capital America†	5.30%		1/8/2029	23,600,000	23,797,114
Hyundai Capital America†	5.65%		6/26/2026	46,778,000	47,207,402
Hyundai Capital America†	5.95%		9/21/2026	48,250,000	48,878,322

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	6.10%		9/21/2028	$35,000,000	$36,140,932
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	7.75%		10/15/2025	66,728,000	66,957,010
Jaguar Land Rover Automotive PLC (United Kingdom)(d)	7.75%		10/15/2025	5,000,000	5,017,160
Mclaren Finance PLC (United Kingdom)†(d)	7.50%		8/1/2026	2,637,000	2,646,625
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	11,755,000	11,195,986
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026	35,001,000	33,886,195
Nissan Motor Co. Ltd. (Japan)†(d)	3.522%		9/17/2025	32,329,000	32,066,380
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	32,151,000	32,252,154
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	19,838,000	19,847,548
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	19,367,000	19,372,845
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	60,840,000	61,089,880
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	63,166,000	63,728,805
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	39,108,000	39,654,113
Total					1,450,317,138

Auto Parts & Equipment 0.43%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	118,654,000	119,388,943
ZF North America Capital, Inc.†	6.875%		4/14/2028	65,514,000	64,985,256
Total					184,374,199

Banks 13.35%
ABN AMRO Bank NV (Netherlands)†(d)	4.75%		7/28/2025	91,639,000	91,615,715
ABN AMRO Bank NV (Netherlands)†(d)	4.80%		4/18/2026	48,000,000	47,942,158
ABN AMRO Bank NV (Netherlands)†(d)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	30,400,000	30,984,152
AIB Group PLC (Ireland)†(d)	5.32% (SOFR + 1.65%	)#	5/15/2031	10,053,000	10,145,192
AIB Group PLC (Ireland)†(d)	6.608% (SOFR + 2.33%	)#	9/13/2029	73,907,000	77,767,336
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.40%		5/19/2026	25,108,000	25,036,052
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(d)	5.875%		5/7/2030	34,243,000	34,435,788
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	30,964,000	29,959,819
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	62,426,000	62,828,146
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	139,211,000	134,232,794

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Ireland Group PLC (Ireland)†(d)	5.601% (SOFR + 1.62%	)#	3/20/2030	$55,106,000	$56,283,485
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	66,043,182
Barclays PLC (United Kingdom)(d)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	42,614,000	41,138,904
Barclays PLC (United Kingdom)(d)	4.836%		5/9/2028	10,192,000	10,213,322
Barclays PLC (United Kingdom)(d)	5.086% (SOFR + 0.96%	)#	2/25/2029	26,601,000	26,759,151
Barclays PLC (United Kingdom)(d)	5.20%		5/12/2026	93,499,000	93,756,537
Barclays PLC (United Kingdom)(d)	5.367% (SOFR + 1.23%	)#	2/25/2031	27,713,000	27,963,559
Barclays PLC (United Kingdom)(d)	5.829% (SOFR + 2.21%	)#	5/9/2027	43,551,000	43,955,202
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%	)#	9/13/2027	69,331,000	70,802,324
Barclays PLC (United Kingdom)(d)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	33,243,000	33,586,026
Barclays PLC (United Kingdom)(d)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	30,351,000	32,122,654
BNP Paribas SA (France)†(d)	1.323% (SOFR + 1.00%	)#	1/13/2027	17,024,000	16,671,810
BNP Paribas SA (France)†(d)	1.904% (SOFR + 1.61%	)#	9/30/2028	36,783,389	34,385,770
BNP Paribas SA (France)†(d)	2.591% (SOFR + 1.23%	)#	1/20/2028	168,306,000	162,512,387
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	11,186,000	11,135,524
BNP Paribas SA (France)†(d)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	21,304,000	21,527,562
BPCE SA (France)†(d)	2.045% (SOFR + 1.09%	)#	10/19/2027	21,834,000	21,026,878
BPCE SA (France)†(d)	4.875%		4/1/2026	22,232,000	22,244,937
BPCE SA (France)†(d)	5.716% (SOFR + 1.96%	)#	1/18/2030	28,760,000	29,399,760
BPCE SA (France)†(d)	5.975% (SOFR + 2.10%	)#	1/18/2027	58,362,000	58,731,959
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028	28,430,000	29,011,815
Citibank NA	4.914%		5/29/2030	40,731,000	41,087,405
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	17,272,000	17,051,904
Citigroup, Inc.	4.40%		6/10/2025	166,474,000	166,436,024

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	4.643% (SOFR + 1.14%	)#	5/7/2028	$78,925,000	$78,816,293
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	97,986,000	98,141,177
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	79,375,000	80,417,218
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	71,051,000	70,900,696
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	36,493,000	36,545,184
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	27,294,000	28,003,396
Danske Bank AS (Denmark)†(d)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	46,515,000	46,079,670
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	84,056,000	83,456,458
Danske Bank AS (Denmark)†(d)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	48,362,000	47,858,163
Danske Bank AS (Denmark)†(d)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	48,712,000	49,471,029
Federation des Caisses Desjardins du Quebec (Canada)†(d)(e)	5.25%		4/26/2029	16,998,000	17,317,531
Federation des Caisses Desjardins du Quebec (Canada)†(d)	5.70%		3/14/2028	50,861,000	52,417,736
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	58,889,000	58,671,925
First Citizens BancShares, Inc.	6.764% (3 mo. USD Term SOFR + 2.47%	)#	3/15/2030	30,775,000	30,770,448
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	32,102,000	32,299,292
Freedom Mortgage Corp.†	7.625%		5/1/2026	15,167,000	15,153,148
Freedom Mortgage Corp.†	12.00%		10/1/2028	44,572,000	47,852,193
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	120,648,000	116,234,700
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	40,000,000	38,657,144
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	87,177,000	86,292,368
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	59,474,000	59,792,951
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	16,537,000	16,774,884

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	$39,256,000	$39,838,645
HSBC Holdings PLC (United Kingdom)(d)	4.899% (SOFR + 1.03%	)#	3/3/2029	42,494,000	42,599,026
HSBC Holdings PLC (United Kingdom)(d)	5.597% (SOFR + 1.06%	)#	5/17/2028	56,081,000	56,934,075
HSBC Holdings PLC (United Kingdom)(d)	5.887% (SOFR + 1.57%	)#	8/14/2027	50,000,000	50,633,501
HSBC USA, Inc.(b)	4.65%		6/3/2028	34,758,000	34,860,639
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	14,864,000	14,843,545
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	100,244,000	100,485,708
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%	)#	5/13/2031	43,837,000	39,928,283
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	10,000,000	10,052,445
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	12,386,000	12,535,971
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	98,959,000	100,525,577
KeyBank NA	4.15%		8/8/2025	10,000,000	9,984,034
KeyCorp(e)	5.121% (SOFR + 1.23%	)#	4/4/2031	15,829,000	15,801,361
Lloyds Banking Group PLC (United Kingdom)(d)	4.582%		12/10/2025	18,348,000	18,315,230
Lloyds Banking Group PLC (United Kingdom)(d)	4.65%		3/24/2026	29,589,000	29,510,951
Lloyds Banking Group PLC (United Kingdom)(d)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	31,204,000	31,569,653
Lloyds Banking Group PLC (United Kingdom)(d)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	41,528,000	42,119,708
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	43,711,000	43,569,963
Macquarie Bank Ltd. (Australia)†(d)(e)	4.875%		6/10/2025	32,811,000	32,809,230
Macquarie Group Ltd. (Australia)†(d)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	38,587,000	37,672,643
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	47,563,000	47,796,906
Morgan Stanley	3.622% (SOFR + 3.12%	)#	4/1/2031	17,527,000	16,624,741
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	5,565,000	5,520,063
Morgan Stanley	4.994% (SOFR + 1.38%	)#	4/12/2029	39,185,000	39,560,657

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	$24,450,000	$24,701,124
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	32,276,000	32,671,303
Morgan Stanley	5.173% (SOFR + 1.45%	)#	1/16/2030	4,350,000	4,417,903
Morgan Stanley	5.23% (SOFR + 1.11%	)#	1/15/2031	18,791,000	19,075,284
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	40,373,000	41,303,371
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%	)#	1/12/2029	26,576,000	26,850,341
NatWest Group PLC (United Kingdom)(d)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	39,204,000	39,343,764
NatWest Group PLC (United Kingdom)(d)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	12,929,000	12,959,242
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	7,446,000	7,532,326
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	32,881,000	32,921,945
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	35,038,000	33,679,911
Santander Holdings USA, Inc.	3.244%		10/5/2026	38,058,000	37,313,076
Santander U.K. Group Holdings PLC (United Kingdom)(d)	2.469% (SOFR + 1.22%	)#	1/11/2028	37,697,000	36,248,406
Santander U.K. Group Holdings PLC (United Kingdom)†(d)(e)	4.75%		9/15/2025	42,889,000	42,790,613
Santander U.K. Group Holdings PLC (United Kingdom)(d)	6.534% (SOFR + 2.60%	)#	1/10/2029	58,887,000	61,154,452
Societe Generale SA (France)†(d)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	31,745,000	31,153,336
Societe Generale SA (France)†(d)	1.792% (1 yr. CMT + 1.00%	)#	6/9/2027	22,305,000	21,610,858
Societe Generale SA (France)†(d)	5.25%		2/19/2027	70,472,000	70,923,520
Standard Chartered PLC (United Kingdom)†(d)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	29,535,000	29,989,601
Standard Chartered PLC (United Kingdom)†(d)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	32,803,000	33,277,819
Standard Chartered PLC (United Kingdom)†(d)	6.75% (1 yr. CMT + 1.85%	)#	2/8/2028	40,593,000	41,791,925

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Swedbank AB (Sweden)†(d)	5.377% (SOFR + 1.03%	)#	11/20/2029	$39,220,000	$39,433,824
Synchrony Bank	5.40%		8/22/2025	41,801,000	41,849,268
Synchrony Bank	5.625%		8/23/2027	17,509,000	17,750,858
Synovus Bank	4.00% (5 yr. CMT + 3.63%	)#	10/29/2030	23,310,000	22,965,729
Truist Financial Corp.	4.26% (SOFR + 1.46%	)#	7/28/2026	45,757,000	45,706,309
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	13,690,000	13,767,431
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	23,827,000	24,367,901
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	41,453,000	41,422,916
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	47,588,000	47,685,948
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	103,708,000	104,474,956
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	41,292,000	41,815,721
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	18,342,000	18,763,959
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	55,402,000	57,205,045
U.S. Bank NA	4.73% (SOFR + 0.91%	)#	5/15/2028	38,598,000	38,648,929
UBS Group AG (Switzerland)†(d)	1.305% (SOFR + 0.98%	)#	2/2/2027	12,058,000	11,781,908
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	32,133,000	30,923,263
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029	57,857,000	56,647,602
UBS Group AG (Switzerland)†(d)	4.253%		3/23/2028	28,073,000	27,762,214
UBS Group AG (Switzerland)†(d)	4.282%		1/9/2028	11,042,000	10,928,168
UBS Group AG (Switzerland)†(d)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	12,475,000	12,468,625
UBS Group AG (Switzerland)†(d)	4.751% (1 yr. CMT + 1.75%	)#	5/12/2028	10,000,000	10,015,506
UBS Group AG (Switzerland)†(d)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	31,428,000	32,064,376

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(d)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	$72,194,000	$72,580,052
UBS Group AG (Switzerland)†(d)	6.442% (SOFR + 3.70%	)#	8/11/2028	30,943,000	32,044,230
UniCredit SpA (Italy)†(d)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	35,554,000	35,296,861
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	16,400,000	16,074,564
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	77,683,000	77,909,977
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	31,767,000	32,009,748
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	60,922,000	61,930,517
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	74,108,000	76,038,850
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	40,086,000	40,839,354
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	31,837,000	33,416,147
Total					5,653,112,268

Beverages 0.24%
Bacardi Ltd.†	4.70%		5/15/2028	42,902,000	42,814,127
Bacardi-Martini BV (Netherlands)†(d)	5.55%		2/1/2030	40,549,000	41,321,819
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029	19,305,000	18,688,784
Total					102,824,730

Biotechnology 0.34%
Amgen, Inc.	5.507%		3/2/2026	26,424,000	26,430,653
Illumina, Inc.	4.65%		9/9/2026	26,121,000	26,098,472
Illumina, Inc.	5.75%		12/13/2027	63,913,000	65,206,325
Royalty Pharma PLC	5.15%		9/2/2029	24,095,000	24,370,976
Total					142,106,426

Building Materials 0.17%
Holcim Finance U.S. LLC†	4.60%		4/7/2027	21,699,000	21,729,425
Holcim Finance U.S. LLC†	4.70%		4/7/2028	31,049,000	31,216,834
Holcim Finance U.S. LLC†	4.95%		4/7/2030	20,451,000	20,593,758
Total					73,540,017

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.40%
Celanese U.S. Holdings LLC	6.415%	7/15/2027	$64,227,000	$65,892,093
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	37,122,000	36,663,844
Kraton Corp.†	5.00%	7/15/2027	16,524,000	16,685,790
Ma’aden Sukuk Ltd. (Cayman Islands)†(d)	5.25%	2/13/2030	24,270,000	24,580,717
Syensqo Finance America LLC†	5.65%	6/4/2029	23,745,000	24,303,655
Total				168,126,099

Commercial Services 0.97%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(e)	9.75%	7/15/2027	63,142,000	63,703,198
Block, Inc.	2.75%	6/1/2026	47,254,000	46,108,320
Element Fleet Management Corp. (Canada)†(d)	5.643%	3/13/2027	17,056,000	17,312,122
Graham Holdings Co.†	5.75%	6/1/2026	13,329,000	13,323,588
GXO Logistics, Inc.	6.25%	5/6/2029	72,957,000	74,731,678
ITR Concession Co. LLC†	4.197%	7/15/2025	5,775,000	5,765,695
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026	3,671,000	3,683,817
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	39,274,000	39,165,878
Triton Container International Ltd.†	2.05%	4/15/2026	56,086,000	54,715,622
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	93,757,000	93,627,737
Total				412,137,655

Computers 0.41%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	51,889,000	48,602,330
Dell International LLC/EMC Corp.	4.75%	4/1/2028	19,466,000	19,559,611
Dell International LLC/EMC Corp.	5.00%	4/1/2030	19,411,000	19,521,066
Gartner, Inc.†	4.50%	7/1/2028	86,313,000	85,342,894
Total				173,025,901

Cosmetics/Personal Care 0.02%
Coty, Inc.†	5.00%	4/15/2026	8,402,000	8,382,302

Diversified Financial Services 4.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%	9/10/2029	33,329,000	33,084,424
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	75,926,000	78,872,308
Air Lease Corp.	5.85%	12/15/2027	9,247,000	9,520,871
Aircastle Ltd.†	5.25%	8/11/2025	62,465,000	62,428,672
Aircastle Ltd.†	5.95%	2/15/2029	32,497,000	33,353,023
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	10,533,000	10,491,116
Ally Financial, Inc.	5.75%	11/20/2025	142,452,000	142,707,046

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Diversified Financial Services (continued)
American Express Co.	4.731% (SOFR + 1.26%	)#	4/25/2029	$43,203,000	$43,452,910
American Express Co.	5.016% (SOFR + 1.44%	)#	4/25/2031	36,444,000	36,867,178
American Express Co.	5.282% (SOFR + 1.28%	)#	7/27/2029	10,000,000	10,234,937
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	26,731,000	26,900,815
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	14,362,000	14,431,441
Aviation Capital Group LLC†	1.95%		1/30/2026	84,521,000	82,882,362
Aviation Capital Group LLC†	5.375%		7/15/2029	21,957,000	22,199,725
Aviation Capital Group LLC†	6.25%		4/15/2028	30,432,000	31,483,636
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026	28,269,000	27,636,181
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.528%		11/18/2027	10,875,000	10,254,834
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.75%		2/21/2028	46,867,000	44,077,155
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.25%		2/15/2027	21,656,000	20,996,356
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	36,418,000	36,162,469
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.375%		5/1/2026	28,081,000	27,897,925
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.95%		1/15/2028	24,719,000	24,659,486
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2026	20,268,000	20,297,235
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		3/1/2029	27,769,000	28,284,869
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		11/15/2029	29,584,000	30,104,146
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%		5/4/2028	15,827,000	16,388,730
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	13,500,000	14,406,269
GGAM Finance Ltd. (Ireland)†(d)	7.75%		5/15/2026	46,486,000	46,961,877
GGAM Finance Ltd. (Ireland)†(d)	8.00%		2/15/2027	9,813,000	10,105,437
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	49,761,000	47,969,166
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	50,662,000	50,451,499
LPL Holdings, Inc.†	4.00%		3/15/2029	88,110,000	84,777,218
LPL Holdings, Inc.†	4.625%		11/15/2027	13,040,000	12,939,582
LPL Holdings, Inc.	4.90%		4/3/2028	31,047,000	31,096,743
LPL Holdings, Inc.	5.15%		6/15/2030	28,602,000	28,677,676
LPL Holdings, Inc.	5.20%		3/15/2030	25,413,000	25,538,907
LPL Holdings, Inc.	5.70%		5/20/2027	16,168,000	16,443,365
LPL Holdings, Inc.	6.75%		11/17/2028	61,498,000	65,331,828
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	10,942,000	10,785,521
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.40%		3/26/2029	39,947,000	41,331,044
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	8.125%		3/30/2029	66,055,000	69,171,937

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Diversified Financial Services (continued)
Nationstar Mortgage Holdings, Inc.†	5.00%		2/1/2026	$61,179,000	$61,004,456
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028	25,406,000	25,369,735
Navient Corp.	4.875%		3/15/2028	2,000,000	1,952,378
Navient Corp.	5.00%		3/15/2027	14,660,000	14,520,116
Navient Corp.	6.75%		6/25/2025	42,371,000	42,380,994
Navient Corp.	6.75%		6/15/2026	9,765,000	9,894,377
Nuveen LLC†	5.55%		1/15/2030	20,736,000	21,423,586
Osaic Holdings, Inc.†(e)	10.75%		8/1/2027	51,373,000	51,704,482
Radian Group, Inc.	6.20%		5/15/2029	7,841,000	8,075,472
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	109,391,000	106,007,000
SLM Corp.	3.125%		11/2/2026	19,870,000	19,409,167
Synchrony Financial	3.70%		8/4/2026	15,918,000	15,687,326
Synchrony Financial	3.95%		12/1/2027	26,175,000	25,462,376
Synchrony Financial	4.50%		7/23/2025	65,524,000	65,479,233
United Wholesale Mortgage LLC†	5.50%		11/15/2025	44,386,000	44,377,851
Total					1,994,406,468

Electric 3.39%
AES Corp.	5.45%		6/1/2028	61,750,000	62,575,066
Alexander Funding Trust II†	7.467%		7/31/2028	55,927,000	59,313,997
Algonquin Power & Utilities Corp. (Canada)(d)	5.365%	(f)	6/15/2026	68,347,000	68,687,358
Alliant Energy Finance LLC†	5.40%		6/6/2027	15,507,000	15,674,595
Ameren Corp.	5.00%		1/15/2029	20,250,000	20,487,361
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028	12,691,000	12,502,290
Black Hills Corp.	5.95%		3/15/2028	36,563,000	37,860,621
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	36,989,000	37,230,879
CenterPoint Energy, Inc.	5.40%		6/1/2029	38,503,000	39,594,103
Comision Federal de Electricidad (Mexico)†(d)	4.688%		5/15/2029	64,028,000	61,992,992
DTE Energy Co.	4.875%		6/1/2028	36,257,000	36,594,242
DTE Energy Co.	5.10%		3/1/2029	48,117,000	48,797,270
Electricite de France SA (France)†(d)	5.70%		5/23/2028	98,145,000	100,845,134
Enel Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	42,961,000	43,507,449
Engie SA (France)†(d)	5.25%		4/10/2029	21,027,000	21,414,926
Evergy Missouri West, Inc.†	5.15%		12/15/2027	23,835,000	24,158,153
Eversource Energy	5.95%		2/1/2029	33,504,000	34,822,487
Fells Point Funding Trust†	3.046%		1/31/2027	114,348,000	111,250,499
ITC Holdings Corp.†	4.95%		9/22/2027	25,656,000	25,826,899
Liberty Utilities Co.†	5.577%		1/31/2029	51,528,000	52,689,207

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Electric (continued)
National Grid PLC (United Kingdom)(d)	5.602%		6/12/2028	$27,330,000	$28,125,188
NRG Energy, Inc.†	2.00%		12/2/2025	13,293,000	13,078,434
NSTAR Electric Co.	4.85%		3/1/2030	27,160,000	27,334,413
Ohio Edison Co.†	4.95%		12/15/2029	8,185,000	8,254,695
Pacific Gas & Electric Co.	3.15%		1/1/2026	97,365,878	96,314,989
Pacific Gas & Electric Co.	3.30%		12/1/2027	33,877,000	32,579,981
Pacific Gas & Electric Co.	5.30% (SOFR + 0.95%	)#	9/4/2025	48,671,000	48,668,305
Pacific Gas & Electric Co.	5.45%		6/15/2027	15,023,000	15,179,078
Pacific Gas & Electric Co.	5.55%		5/15/2029	28,749,000	29,129,209
Palomino Funding Trust I†	7.233%		5/17/2028	29,716,000	31,269,092
Pinnacle West Capital Corp.	4.90%		5/15/2028	9,393,000	9,468,085
Pinnacle West Capital Corp.	5.15%		5/15/2030	9,708,000	9,822,245
PSEG Power LLC†	5.20%		5/15/2030	23,768,000	24,006,453
Southern Co.	5.113%		8/1/2027	32,580,000	32,993,896
Terraform Global Operating LP†(e)	6.125%		3/1/2026	10,312,000	10,190,427
Trans-Allegheny Interstate Line Co.†	5.00%		1/15/2031	8,269,000	8,336,281
Vistra Operations Co. LLC†	3.70%		1/30/2027	39,766,000	39,033,111
Vistra Operations Co. LLC†	5.05%		12/30/2026	10,942,000	10,977,375
Vistra Operations Co. LLC†	5.50%		9/1/2026	32,424,000	32,473,836
Vistra Operations Co. LLC†	5.625%		2/15/2027	12,474,000	12,473,532
Total					1,435,534,153

Electrical Components & Equipment 0.12%
Energizer Holdings, Inc.†	6.50%		12/31/2027	9,880,000	9,953,309
Molex Electronic Technologies LLC†	4.75%		4/30/2028	39,086,000	39,144,124
Total					49,097,433

Energy-Alternate Sources 0.09%
Greenko Dutch BV (Netherlands)†(d)(e)	3.85%		3/29/2026	28,466,240	27,883,678
Greenko Dutch BV (Netherlands)(d)	3.85%		3/29/2026	12,262,800	12,011,842
Total					39,895,520

Engineering & Construction 0.36%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	52,295,000	54,651,497
MasTec, Inc.†	4.50%		8/15/2028	56,222,000	55,214,466
MasTec, Inc.	5.90%		6/15/2029	39,725,000	40,787,445
Total					150,653,408

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Entertainment 0.65%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	$19,856,000	$19,897,579
Churchill Downs, Inc.†	5.50%	4/1/2027	11,000,000	10,968,657
Everi Holdings, Inc.†	5.00%	7/15/2029	9,612,000	9,690,780
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	48,475,000	49,673,447
Warnermedia Holdings, Inc.	3.755%	3/15/2027	159,753,000	154,899,597
Warnermedia Holdings, Inc.	4.054%	3/15/2029	34,733,000	32,350,296
Total				277,480,356

Food 0.92%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	2,630,000	2,590,158
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	114,198,000	113,158,067
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	20,000,000	19,996,962
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	72,850,000	74,377,373
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	3.00%	2/2/2029	33,905,000	31,913,644
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	5.125%	2/1/2028	25,130,000	25,420,176
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	5.50%	1/15/2030	9,218,000	9,334,967
Mars, Inc.†	4.60%	3/1/2028	27,478,000	27,613,749
Mars, Inc.†	4.80%	3/1/2030	58,877,000	59,265,494
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	13,781,000	13,829,054
Tyson Foods, Inc.	5.40%	3/15/2029	12,250,000	12,576,474
Total				390,076,118

Food Service 0.04%
Sodexo, Inc.†	5.15%	8/15/2030	15,649,000	15,778,939

Gas 0.60%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	54,755,276
National Fuel Gas Co.	4.75%	9/1/2028	24,935,000	24,817,025
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,632,923
National Fuel Gas Co.	5.50%	3/15/2030	33,891,000	34,575,987
Snam SpA (Italy)†(d)	5.00%	5/28/2030	23,780,000	23,783,996
Southwest Gas Corp.	5.45%	3/23/2028	42,112,000	42,958,082
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	42,235,786
Total				254,759,075

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Hand/Machine Tools 0.57%
Regal Rexnord Corp.	6.05%	2/15/2026	$35,742,000	$35,934,904
Regal Rexnord Corp.	6.05%	4/15/2028	120,296,000	123,537,456
Regal Rexnord Corp.	6.30%	2/15/2030	31,920,000	33,110,877
Werner FinCo LP/Werner FinCo, Inc.†	11.50%	6/15/2028	46,695,000	50,839,184
Total				243,422,421

Health Care-Products 0.34%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	12,250,000	12,319,738
Solventum Corp.	5.40%	3/1/2029	80,331,000	81,993,231
Solventum Corp.	5.45%	2/25/2027	48,673,000	49,290,489
Total				143,603,458

Health Care-Services 1.00%
Centene Corp.	2.45%	7/15/2028	55,420,000	51,075,964
Centene Corp.	4.25%	12/15/2027	214,061,000	209,202,094
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	9,688,000	9,266,060
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	15,676,000	14,889,211
HCA, Inc.	5.25%	3/1/2030	16,383,000	16,634,621
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	19,924,000	20,177,328
Icon Investments Six DAC (Ireland)(d)	5.809%	5/8/2027	23,601,000	24,001,821
Icon Investments Six DAC (Ireland)(d)	5.849%	5/8/2029	24,765,000	25,385,100
IQVIA, Inc.†	5.00%	10/15/2026	8,770,000	8,747,669
IQVIA, Inc.†	5.00%	5/15/2027	12,906,000	12,835,857
IQVIA, Inc.	6.25%	2/1/2029	10,282,000	10,659,463
Universal Health Services, Inc.	4.625%	10/15/2029	20,530,000	20,125,155
Total				423,000,343

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	18,646,000	17,968,157

Housewares 0.00%
Newell Brands, Inc.	5.70%	4/1/2026	857,000	863,588

Insurance 4.23%
AEGON Funding Co. LLC†(e)	5.50%	4/16/2027	80,352,000	81,195,644
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	73,209,000	73,236,141
American National Global Funding†	5.55%	1/28/2030	17,858,000	18,114,476
Aon Corp.	8.205%	1/1/2027	71,754,000	75,433,176
Athene Global Funding†	4.95%	1/7/2027	28,024,000	28,107,528

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Insurance (continued)
Athene Global Funding†	5.339%	1/15/2027	$42,849,000	$43,254,757
Athene Global Funding†	5.38%	1/7/2030	49,427,000	50,116,567
Athene Global Funding†	5.516%	3/25/2027	40,000,000	40,572,481
Athene Global Funding†	5.583%	1/9/2029	40,242,000	41,096,058
Brighthouse Financial Global Funding†	5.55%	4/9/2027	59,746,000	60,537,056
Brighthouse Financial Global Funding†	5.65%	6/10/2029	51,015,000	52,022,950
CNO Global Funding†	4.875%	12/10/2027	31,500,000	31,598,501
CNO Global Funding†	4.95%	9/9/2029	16,244,000	16,237,436
CNO Global Funding†	5.875%	6/4/2027	60,042,000	61,426,905
CNO Global Funding†	1.75%	10/7/2026	29,008,000	27,857,658
Corebridge Global Funding†	4.65%	8/20/2027	20,497,000	20,553,849
Corebridge Global Funding†	5.20%	1/12/2029	24,170,000	24,640,564
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	58,881,791
F&G Annuities & Life, Inc.	7.40%	1/13/2028	39,860,000	41,510,616
F&G Global Funding†	1.75%	6/30/2026	36,106,000	34,968,755
F&G Global Funding†	2.00%	9/20/2028	16,130,000	14,730,236
F&G Global Funding†	2.30%	4/11/2027	58,675,000	56,125,461
F&G Global Funding†	5.875%	6/10/2027	41,457,000	42,284,631
GA Global Funding Trust†	4.40%	9/23/2027	61,976,000	61,448,248
GA Global Funding Trust†	5.50%	1/8/2029	70,072,000	71,556,245
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,490,195
Jackson National Life Global Funding†	4.60%	10/1/2029	24,478,000	24,227,410
Jackson National Life Global Funding†(b)	4.70%	6/5/2028	56,094,000	56,187,312
Jackson National Life Global Funding†	4.90%	1/13/2027	40,481,000	40,651,059
Jackson National Life Global Funding†(e)	5.35%	1/13/2030	39,587,000	40,404,976
Jackson National Life Global Funding†	5.50%	1/9/2026	17,581,000	17,662,621
Jackson National Life Global Funding†	5.55%	7/2/2027	56,344,000	57,308,464
Jackson National Life Global Funding†	5.60%	4/10/2026	29,234,000	29,481,324
Lincoln Financial Global Funding†	4.625%	5/28/2028	28,714,000	28,783,046
Lincoln Financial Global Funding†	5.30%	1/13/2030	32,519,000	33,253,163
MGIC Investment Corp.	5.25%	8/15/2028	39,165,000	38,929,736
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	23,772,000	24,046,517
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	38,060,986
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	19,182,000	19,420,977
NMI Holdings, Inc.	6.00%	8/15/2029	12,397,000	12,597,524
Principal Life Global Funding II†	5.10%	1/25/2029	42,790,000	43,510,148
Protective Life Global Funding†(b)	4.803%	6/5/2030	24,604,000	24,643,941
RGA Global Funding†	5.448%	5/24/2029	32,162,000	33,034,542

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Insurance (continued)
Sammons Financial Group Global Funding†	5.05%	1/10/2028	$19,748,000	$20,002,729
Sammons Financial Group Global Funding†	5.10%	12/10/2029	30,589,000	30,982,001
Western-Southern Global Funding†	4.90%	5/1/2030	24,913,000	24,998,138
Total				1,791,184,539

Internet 0.95%
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	60,280,000	58,647,733
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	108,919,000	117,656,747
Uber Technologies, Inc.†	4.50%	8/15/2029	183,255,000	180,625,840
Uber Technologies, Inc.†	6.25%	1/15/2028	30,960,000	31,134,460
Uber Technologies, Inc.†	7.50%	9/15/2027	13,423,000	13,560,975
Total				401,625,755

Investment Companies 0.28%
Abu Dhabi Developmental Holding Co. PJSC (United Arab Emirates)†(d)	4.50%	5/6/2030	14,481,000	14,312,206
Blackstone Private Credit Fund	2.625%	12/15/2026	19,742,000	19,027,867
Blackstone Private Credit Fund	4.95%	9/26/2027	11,337,000	11,220,195
Blackstone Secured Lending Fund	2.125%	2/15/2027	12,260,000	11,658,740
Blackstone Secured Lending Fund	3.625%	1/15/2026	63,344,000	62,726,323
Total				118,945,331

Iron-Steel 0.13%
ArcelorMittal SA (Luxembourg)(d)	6.55%	11/29/2027	34,107,000	35,382,939
ATI, Inc.	5.875%	12/1/2027	19,987,000	20,000,099
Total				55,383,038

Leisure Time 1.19%
Carnival Corp.†	4.00%	8/1/2028	162,901,000	157,504,904
Carnival Corp.†	5.75%	3/1/2027	4,487,000	4,501,028
Carnival Corp.†	7.00%	8/15/2029	25,860,000	27,155,948
NCL Corp. Ltd.†	5.875%	3/15/2026	18,333,000	18,356,045
NCL Corp. Ltd.†	5.875%	2/15/2027	53,935,000	53,981,330
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	3,807,000	3,675,871
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	35,385,000	35,053,424
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	85,913,000	86,044,605
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	50,727,000	50,765,958
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	56,683,000	56,855,625
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	9,000,000	9,478,125
Total				503,372,863

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Lodging 0.46%
Hyatt Hotels Corp.	5.25%	6/30/2029	$24,657,000	$24,853,611
Las Vegas Sands Corp.	3.50%	8/18/2026	74,117,000	72,542,295
Las Vegas Sands Corp.	5.90%	6/1/2027	16,172,000	16,375,169
Melco Resorts Finance Ltd. (Hong Kong)(d)	4.875%	6/6/2025	56,054,000	56,005,418
Sands China Ltd. (Macau)(d)	5.125%	8/8/2025	18,190,000	18,192,778
Studio City Finance Ltd. (Hong Kong)(d)	6.00%	7/15/2025	6,634,000	6,623,696
Total				194,592,967

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	36,957,000	35,831,053

Machinery-Diversified 0.23%
CNH Industrial Capital LLC	4.75%	3/21/2028	19,727,000	19,771,008
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	52,923,000	54,153,936
IDEX Corp.	4.95%	9/1/2029	10,974,000	11,054,227
TK Elevator Holdco GmbH (Germany)†(d)	7.625%	7/15/2028	11,269,000	11,293,296
Total				96,272,467

Media 0.65%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	12,250,000	12,227,259
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	158,543,000	156,169,392
Discovery Communications LLC	3.95%	3/20/2028	63,529,000	60,673,913
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	40,822,810
Sirius XM Radio LLC†	3.125%	9/1/2026	6,775,000	6,623,560
Total				276,516,934

Mining 1.17%
Anglo American Capital PLC (United Kingdom)†(d)	3.875%	3/16/2029	8,570,000	8,271,006
Anglo American Capital PLC (United Kingdom)†(d)	4.50%	3/15/2028	41,549,000	41,298,459
Anglo American Capital PLC (United Kingdom)†(d)	4.75%	4/10/2027	22,530,000	22,536,739
Freeport Indonesia PT (Indonesia)†(d)	4.763%	4/14/2027	31,203,000	31,121,161
Glencore Funding LLC†	3.875%	10/27/2027	10,525,000	10,328,048
Glencore Funding LLC†	4.907%	4/1/2028	11,805,000	11,865,070
Glencore Funding LLC†	5.186%	4/1/2030	34,632,000	35,048,159
Glencore Funding LLC†	5.338%	4/4/2027	56,916,000	57,574,605
Glencore Funding LLC†	5.371%	4/4/2029	120,235,000	122,484,950
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,600,821
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(d)	6.70%	10/17/2028	16,210,000	16,391,286

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Mining (continued)
New Gold, Inc. (Canada)†(d)	7.50%	7/15/2027	$36,259,000	$36,467,018
Rio Tinto Finance USA PLC (United Kingdom)(d)	4.875%	3/14/2030	70,678,000	71,495,666
Total				497,482,988

Miscellaneous Manufacturing 0.01%
Trinity Industries, Inc.†	7.75%	7/15/2028	2,300,000	2,391,529

Oil & Gas 6.97%
Antero Resources Corp.†	5.375%	3/1/2030	9,000,000	8,861,750
Antero Resources Corp.†	7.625%	2/1/2029	35,391,000	36,250,152
APA Corp.†	4.375%	10/15/2028	45,219,000	43,449,778
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	8.25%	12/31/2028	23,952,000	24,330,873
California Resources Corp.†	7.125%	2/1/2026	15,906,000	15,904,300
Canadian Natural Resources Ltd. (Canada)†(d)	5.00%	12/15/2029	12,183,000	12,140,362
CITGO Petroleum Corp.†	6.375%	6/15/2026	96,568,000	96,791,970
Civitas Resources, Inc.†	5.00%	10/15/2026	55,163,000	54,203,423
Civitas Resources, Inc.†	8.375%	7/1/2028	134,876,000	136,056,839
Continental Resources, Inc.†	2.268%	11/15/2026	156,101,000	149,834,709
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	79,208,785
Coterra Energy, Inc.	3.90%	5/15/2027	33,728,000	33,232,687
Coterra Energy, Inc.	4.375%	3/15/2029	30,495,000	30,027,784
Crescent Energy Finance LLC†	9.25%	2/15/2028	132,076,000	136,485,961
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,913,162
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,373,988
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	97,346,000	102,522,958
EQT Corp.†	3.125%	5/15/2026	103,261,000	101,423,402
EQT Corp.	3.90%	10/1/2027	92,361,000	90,851,043
EQT Corp.†	6.375%	4/1/2029	30,539,000	31,277,559
EQT Corp.†	7.50%	6/1/2027	36,207,000	36,891,465
Expand Energy Corp.(e)	5.375%	2/1/2029	71,282,000	71,096,553
Expand Energy Corp.†	5.875%	2/1/2029	102,362,000	102,759,267
Expand Energy Corp.†	6.75%	4/15/2029	87,604,000	88,687,399
Helmerich & Payne, Inc.†	4.65%	12/1/2027	32,608,000	32,291,090
Helmerich & Payne, Inc.†(e)	4.85%	12/1/2029	48,551,000	45,859,755
Hess Corp.	7.875%	10/1/2029	21,328,000	23,870,055
HF Sinclair Corp.	5.00%	2/1/2028	52,437,000	52,195,916
HF Sinclair Corp.	6.375%	4/15/2027	40,512,000	40,900,553
Leviathan Bond Ltd. (Israel)(d)	6.125%	6/30/2025	5,899,999	5,897,337
Matador Resources Co.†	6.875%	4/15/2028	37,081,000	37,618,823

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Oil & Gas (continued)
Occidental Petroleum Corp.	5.20%	8/1/2029	$19,375,000	$19,258,362
Occidental Petroleum Corp.	6.375%	9/1/2028	34,854,000	35,966,714
Occidental Petroleum Corp.	6.625%	9/1/2030	12,348,000	12,867,098
Occidental Petroleum Corp.	8.50%	7/15/2027	17,821,000	18,843,248
Occidental Petroleum Corp.	8.875%	7/15/2030	10,063,000	11,320,080
OGX Austria GmbH (Brazil)†(d)(g)	8.50%	6/1/2018	31,150,000	623	(h)
Ovintiv, Inc.	5.375%	1/1/2026	60,306,000	60,339,762
Ovintiv, Inc.	5.65%	5/15/2028	60,393,000	61,579,204
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	26,066,315
Permian Resources Operating LLC†	5.375%	1/15/2026	57,192,000	57,078,411
Permian Resources Operating LLC†	8.00%	4/15/2027	95,263,000	97,046,514
Petroleos Mexicanos (Mexico)(d)(e)	4.50%	1/23/2026	41,678,000	40,908,828
Petroleos Mexicanos (Mexico)(d)	6.49%	1/23/2027	60,785,000	59,679,789
Petroleos Mexicanos (Mexico)(d)	6.875%	10/16/2025	104,783,000	104,568,132
Petroleos Mexicanos (Mexico)(d)(e)	6.875%	8/4/2026	65,662,000	65,078,383
Range Resources Corp.	8.25%	1/15/2029	41,778,000	42,943,857
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	43,315,000	44,708,184
SM Energy Co.	6.50%	7/15/2028	38,996,000	38,815,632
SM Energy Co.	6.625%	1/15/2027	13,649,000	13,673,882
SM Energy Co.	6.75%	9/15/2026	39,464,000	39,431,450
Suncor Energy, Inc. (Canada)(d)	7.875%	6/15/2026	22,444,000	23,168,251
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	2.625%	8/15/2025	96,208,000	95,612,088
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(d)	4.00%	8/15/2026	93,500,000	91,945,796
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	6,500,000	6,143,905
Viper Energy, Inc.†	5.375%	11/1/2027	60,056,000	59,796,444
Total				2,954,050,650

Packaging & Containers 0.17%
Amcor Flexibles North America, Inc.†	4.80%	3/17/2028	23,744,000	23,811,775
Amcor Flexibles North America, Inc.†	5.10%	3/17/2030	11,814,000	11,898,686
Canpack SA/Canpack U.S. LLC (Poland)†(d)	3.125%	11/1/2025	18,185,000	17,879,449
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	16,460,000	16,636,715
Total				70,226,625

Pharmaceuticals 1.06%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	101,873,000	101,507,290
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	43,663,876

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Pharmaceuticals (continued)
Bayer U.S. Finance LLC†(e)	6.25%	1/21/2029	$86,164,000	$89,605,034
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	35,937,000	36,011,681
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	183,509,000	179,561,464
Total				450,349,345

Pipelines 2.40%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	3/1/2027	26,953,000	26,946,386
Cheniere Energy, Inc.	4.625%	10/15/2028	22,107,000	21,888,427
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	41,269,000	42,543,832
DCP Midstream Operating LP	5.375%	7/15/2025	14,856,000	14,860,017
DT Midstream, Inc.†	4.125%	6/15/2029	91,343,000	87,061,345
Energy Transfer LP†	5.625%	5/1/2027	104,661,000	104,666,554
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	101,455,929
Genesis Energy LP/Genesis Energy Finance Corp.	7.75%	2/1/2028	16,000,000	16,150,128
Hess Midstream Operations LP†	5.875%	3/1/2028	14,795,000	14,949,889
Kinder Morgan, Inc.	5.00%	2/1/2029	52,931,000	53,539,569
Kinetik Holdings LP†	6.625%	12/15/2028	47,282,000	48,252,826
ONEOK, Inc.	4.15%	6/1/2025	15,384,000	15,384,000
ONEOK, Inc.	5.375%	6/1/2029	42,642,000	43,302,399
ONEOK, Inc.†	5.625%	1/15/2028	46,697,000	47,644,576
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	39,908,000	39,944,145
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	48,388,000	47,998,473
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	40,699,000	40,654,659
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	16,871,000	17,005,613
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	85,876,000	86,039,167
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	59,851,000	61,006,495
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	22,072,805
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,082,820
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	36,270,082
Williams Cos., Inc.	4.90%	3/15/2029	10,000,000	10,087,563
Total				1,014,807,699

REITS 2.11%
American Homes 4 Rent LP	4.95%	6/15/2030	12,384,000	12,379,897
American Tower Corp.	1.50%	1/31/2028	48,078,000	44,454,383

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
REITS (continued)
American Tower Corp.	3.60%		1/15/2028	$12,874,000	$12,586,019
American Tower Corp.	5.25%		7/15/2028	32,495,000	33,148,844
American Tower Corp.	5.50%		3/15/2028	31,178,000	31,887,903
Crown Castle, Inc.	3.65%		9/1/2027	12,669,000	12,382,007
Crown Castle, Inc.	4.80%		9/1/2028	21,905,000	21,905,284
Crown Castle, Inc.	5.00%		1/11/2028	30,651,000	30,850,034
EPR Properties	4.50%		6/1/2027	54,181,000	53,618,059
EPR Properties	4.75%		12/15/2026	28,430,000	28,280,103
GLP Capital LP/GLP Financing II, Inc.	5.30%		1/15/2029	15,722,000	15,762,484
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	95,084,000	94,934,101
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	104,735,000	102,024,678
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	38,850,000	40,034,925
Iron Mountain, Inc.†	4.875%		9/15/2027	11,834,000	11,701,156
Kilroy Realty LP	4.375%		10/1/2025	7,275,000	7,258,025
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	28,539,000	27,938,565
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029	45,348,000	43,957,912
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	77,290,000	75,908,410
VICI Properties LP/VICI Note Co., Inc.†	3.875%		2/15/2029	35,963,000	34,468,493
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	68,269,000	67,554,613
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	71,659,000	71,257,287
Vornado Realty LP	2.15%		6/1/2026	19,639,000	18,994,350
Total					893,287,532

Retail 0.29%
CEC Entertainment LLC†	6.75%		5/1/2026	76,146,000	74,990,740
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025	48,078,000	48,283,293
Total					123,274,033

Savings & Loans 0.09%
Nationwide Building Society (United Kingdom)†(d)	5.636% (SOFR + 1.29%	)#	2/16/2028	40,000,000	40,116,526

Semiconductors 0.78%
Entegris, Inc.†	4.375%		4/15/2028	4,000,000	3,865,329
Entegris, Inc.†	4.75%		4/15/2029	91,909,000	89,303,306
Foundry JV Holdco LLC†	5.90%		1/25/2030	121,900,000	126,200,169
Intel Corp.	1.60%		8/12/2028	6,965,000	6,348,553
Intel Corp.	2.45%		11/15/2029	20,548,000	18,592,083
Intel Corp.	3.15%		5/11/2027	8,201,000	7,979,873

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Semiconductors (continued)
Intel Corp.	3.75%	8/5/2027	$23,258,000	$22,832,876
Microchip Technology, Inc.	4.90%	3/15/2028	24,660,000	24,755,653
Microchip Technology, Inc.	5.05%	2/15/2030	28,770,000	28,863,195
Total				328,741,037

Shipbuilding 0.02%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	10,000,000	9,228,461

Software 0.67%
AppLovin Corp.	5.125%	12/1/2029	60,922,000	61,350,216
Atlassian Corp. (Australia)(d)	5.25%	5/15/2029	46,591,000	47,539,506
Concentrix Corp.	6.65%	8/2/2026	22,801,000	23,211,778
Constellation Software, Inc. (Canada)†(d)	5.158%	2/16/2029	13,250,000	13,416,060
Open Text Corp. (Canada)†(d)	6.90%	12/1/2027	41,486,000	42,754,476
Paychex, Inc.	5.10%	4/15/2030	29,031,000	29,420,463
SS&C Technologies, Inc.†	5.50%	9/30/2027	27,000,000	26,986,765
Synopsys, Inc.	4.85%	4/1/2030	39,542,000	39,942,398
Total				284,621,662

Telecommunications 0.25%
Frontier Communications Holdings LLC†	5.00%	5/1/2028	8,198,000	8,186,396
Frontier Communications Holdings LLC†	5.875%	10/15/2027	16,993,000	17,047,921
Frontier Communications Holdings LLC	5.875%	11/1/2029	10,889,364	11,012,349
Frontier Communications Holdings LLC†	6.00%	1/15/2030	4,103,000	4,160,454
Frontier Communications Holdings LLC†	6.75%	5/1/2029	2,462,000	2,497,765
Sprint Capital Corp.	6.875%	11/15/2028	59,556,000	63,725,200
Total				106,630,085

Toys/Games/Hobbies 0.51%
Hasbro, Inc.	3.90%	11/19/2029	114,845,000	109,505,610
Mattel, Inc.†	3.375%	4/1/2026	27,540,000	27,137,352
Mattel, Inc.†	3.75%	4/1/2029	19,458,000	18,372,067
Mattel, Inc.†	5.875%	12/15/2027	61,268,000	61,528,695
Total				216,543,724

Transportation 0.15%
Pacific National Finance Pty. Ltd. (Australia)(d)	4.75%	3/22/2028	44,370,000	42,819,579
XPO, Inc.†	6.25%	6/1/2028	19,265,000	19,493,599
Total				62,313,178

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Trucking & Leasing 0.16%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	$49,960,000	$49,579,929
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	16,548,000	16,237,627
Total					65,817,556
Total Corporate Bonds (cost $25,892,077,824)					26,034,300,626

FLOATING RATE LOANS(i) 7.24%

Aerospace/Defense 0.23%
RTX Corp. Term Loan	5.558% (1 mo. USD Term SOFR + 1.13%	)	11/6/2026	88,000,000	87,890,000
Spirit Aerosystems, Inc. 2022 Term Loan	–	(c)	1/15/2027	7,735,310	7,755,461
Total					95,645,461

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.52% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	31,285,329	31,007,672

Biotechnology 0.09%
Amgen, Inc. 2022 Term Loan	5.52% (3 mo. USD Term SOFR + 1.13%	)	12/22/2025	37,943,000	37,943,000

Chemicals 0.06%
Celanese U.S. Holdings LLC 2022 5 Year Delayed Draw Term Loan	6.175% (1 mo. USD Term SOFR + 1.75%	)	3/18/2027	25,138,182	24,886,800

Commercial Services & Supplies 0.29%
Boost Newco Borrower LLC 2025 USD Term Loan B	6.299% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031	121,315,000	121,675,306

Containers & Packaging 0.05%
Sonoco Products Co. Term Loan	–	(c)	12/2/2026	22,000,000	22,082,500

Diversified Financial Services 0.32%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.073% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	9,244,557	9,256,112
Corpay Technologies Operating Co. LLC Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	85,528,651	85,615,891
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(d)	6.049% (3 mo. USD Term SOFR + 1.75%	)	10/31/2027	20,277,899	20,348,466

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Diversified Financial Services (continued)
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(d)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	$19,601,935	$19,734,934
Total					134,955,403

Diversified Manufacturing Operations 0.08%
First Eagle Investment Management LLC 2024 Term Loan B2	7.299% (3 mo. USD Term SOFR + 3.00%	)	3/5/2029	32,754,963	32,798,036

Electric 0.46%
Calpine Corp. 2024 Term Loan B10	6.077% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	40,764,081	40,764,080
Calpine Corp. 2024 Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032	117,942,387	117,988,975
Edgewater Generation LLC 2025 Repriced Term Loan	–	(c)	8/1/2030	34,466,053	34,659,925
Total					193,412,980

Electronics 0.15%
Honeywell International, Inc. Term Loan A1	5.458% (3 mo. USD Term SOFR + 1.13%	)	5/7/2027	61,500,000	61,576,875

Entertainment 0.11%
Live Nation Entertainment, Inc. Term Loan B4	6.173% (1 mo. USD Term SOFR + 1.75%	)	10/19/2026	48,267,282	48,272,350

Financial 0.01%
First Eagle Holdings, Inc. 2020 Term Loan B	6.899% (3 mo. USD Term SOFR + 2.50%	)	2/1/2027	5,870,056	5,882,266

Food Service 0.20%
Aramark Services, Inc. 2024 Term Loan B7	6.327% (1 mo. USD Term SOFR + 2.00%	)	4/6/2028	23,066,044	23,152,541
Aramark Services, Inc. 2024 Term Loan B8	6.327% (1 mo. USD Term SOFR + 2.00%	)	6/22/2030	59,714,362	59,894,700
Total					83,047,241

Health Care Products 0.37%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	5.679% (1 mo. USD Term SOFR + 1.25%	)	9/30/2026	19,761,702	19,786,404
Solventum Corp. Delayed Draw Term Loan	5.818% (1 mo. USD Term SOFR + 1.38%	)	8/15/2025	8,286,800	8,297,159
Solventum Corp. Term Loan	5.818% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	129,308,000	129,308,000
Total					157,391,563

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Health Care Services 0.09%
DaVita, Inc. 2023 Term Loan A1	–	(c)	4/28/2028	$39,453,365	$39,428,904

Health Services 0.18%
IQVIA, Inc. 2022 Term Loan A2	5.677% - 5.68% (1 mo. USD Term SOFR + 1.25%	)
	(3 mo. USD Term SOFR + 1.25%	)	6/16/2027	76,872,744	76,921,174

Home Furnishings 0.05%
Whirlpool Corp. Term Loan B	5.677% (1 mo. USD Term SOFR + 1.25%	)	9/23/2025	20,000,000	20,050,000

Insurance 0.78%
Aon Corp. Term Loan A	5.429% (1 mo. USD Term SOFR + 1.00%	)	6/15/2027	38,169,120	38,169,120
AssuredPartners, Inc. 2024 Incremental Term Loan B5	7.827% (1 mo. USD Term SOFR + 3.50%	)	2/14/2031	112,903,118	113,214,730
Asurion LLC 2020 Term Loan B8	7.691% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026	19,632,740	19,639,513
Asurion LLC 2021 Term Loan B9	7.691% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	160,570,331	159,856,597
Total					330,879,960

Internet 0.23%
Gen Digital, Inc. 2021 Term Loan A	5.927% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	97,526,529	97,597,723

Leisure Time 0.06%
Carnival Corp. 2025 Term Loan (2027)	6.325% (1 mo. USD Term SOFR + 2.00%	)	8/8/2027	25,681,045	25,753,208

Lodging 0.15%
Hilton Grand Vacations Borrower LLC 2024 Term Loan A	–	(c)	1/10/2028	20,000,000	19,900,000
Playa Resorts Holding BV 2022 Term Loan B (Netherlands)(d)	7.077% (1 mo. USD Term SOFR + 2.75%	)	1/5/2029	39,981,947	40,026,327
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	–	(c)	4/8/2027	3,428,392	3,430,552
Total					63,356,879

Machinery: Construction & Mining 0.07%
Vertiv Group Corp. 2024 Term Loan B	–	(c)	3/2/2027	30,923,547	30,929,731

Machinery: Diversified 0.04%
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(d)	–	(c)	2/15/2029	15,694,634	15,673,760

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Manufacturing 0.29%
DirecTV Financing LLC Term Loan	9.541% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	$18,900,528	$18,995,031
Virgin Media Bristol LLC USD Term Loan N	6.943% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	104,425,000	102,956,262
Total					121,951,293

Metal Fabricate/Hardware 0.04%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B	7.827% (1 mo. USD Term SOFR + 3.50%	)	8/16/2029	19,088,156	19,140,744

Oil & Gas 0.37%
Hilcorp Energy I LP Term Loan B	6.333% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	18,707,400	18,722,927
Occidental Petroleum Corp. 2 Year Term Loan	6.068% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	138,834,652	138,834,652
Total					157,557,579

Pharmaceuticals 0.64%
Cencora, Inc. Delayed Draw Term Loan	5.554% (1 mo. USD Term SOFR + 1.13%	)	11/26/2027	147,904,400	147,349,758
Elanco Animal Health, Inc. Term Loan B	6.174% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	124,132,182	124,129,699
Total					271,479,457

Pipelines 0.10%
Buckeye Partners LP 2024 Term Loan B5	6.077% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	40,674,447	40,760,066

Real Estate Investment Trusts 0.19%
Host Hotels & Resorts LP 2023 Term Loan A2	5.327% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	33,002,333	32,734,190
Invitation Homes Operating Partnership LP 2024 Term Loan	–	(c)	9/9/2028	49,651,109	48,906,342
Total					81,640,532

Regional 0.10%
Seminole Tribe of Florida 2022 Term Loan A	5.427% (1 mo. USD Term SOFR + 1.00%	)	5/13/2027	44,084,028	43,973,818

Retail 0.32%
KFC Holding Co. 2021 Term Loan B	6.191% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	68,938,965	69,412,920
LBM Acquisition LLC Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	12/17/2027	68,768,217	66,517,433
Total					135,930,353

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Semiconductors 0.83%
Broadcom, Inc. Term Loan A5	5.452% (1 mo. USD Term SOFR + 1.13%	)	8/15/2028	$331,103,769	$331,103,769
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	5.804% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	21,285,196	21,365,015
Total					352,468,784

Software 0.03%
Informatica LLC 2024 Term Loan B	–	(c)	10/27/2028	12,000,000	12,054,360

Telecommunications 0.17%
Frontier Communications Corp. 2025 Term Loan B	6.792% (6 mo. USD Term SOFR + 2.50%	)	7/1/2031	8,796,399	8,810,166
Lumen Technologies, Inc. 2024 Extended Term Loan B1	–	(c)	4/16/2029	3,989,300	3,957,725
Lumen Technologies, Inc. 2024 Extended Term Loan B2	–	(c)	4/15/2030	57,768,301	57,279,003
Total					70,046,894

Utilities 0.02%
Lightstone Holdco LLC 2022 Extended Term Loan B	10.03% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	7,807,299	7,830,917
Lightstone Holdco LLC 2022 Extended Term Loan C	10.03% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	259,061	259,844
Total					8,090,761
Total Floating Rate Loans (cost $3,071,330,483)					3,066,263,433

FOREIGN GOVERNMENT OBLIGATIONS 1.22%

Bermuda 0.02%
Bermuda Government International Bonds	2.375%		8/20/2030	5,656,000	4,951,828
Bermuda Government International Bonds	3.717%		1/25/2027	4,750,000	4,682,075
Total					9,633,903

Brazil 0.01%
Brazil Government International Bonds(d)	2.875%		6/6/2025	5,000,000	4,999,250

Colombia 0.06%
Colombia Government International Bonds(d)	3.875%		4/25/2027	25,950,000	25,434,892

Dominican Republic 0.02%
Dominican Republic International Bonds(d)	6.875%		1/29/2026	7,517,000	7,608,031

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Hungary 0.07%
Hungary Government International Bonds(d)	6.125%	5/22/2028	$10,000,000	$10,307,180
Hungary Government International Bonds(d)	6.125%	5/22/2028	20,000,000	20,614,360
Total				30,921,540

Kazakhstan 0.28%
Baiterek National Managing Holding JSC†(d)	5.45%	5/8/2028	31,310,000	31,484,803
Development Bank of Kazakhstan JSC†(d)	5.25%	10/23/2029	13,844,000	13,735,866
Development Bank of Kazakhstan JSC†(d)	5.625%	4/7/2030	40,840,000	40,632,629
Kazakhstan Government International Bonds(d)	5.125%	7/21/2025	15,203,000	15,207,405
Kazakhstan Government International Bonds(d)	5.125%	7/21/2025	16,090,000	16,094,662
Total				117,155,365

Mexico 0.19%
Mexico Government International Bonds(d)	3.75%	1/11/2028	16,694,000	16,318,385
Mexico Government International Bonds(d)	4.50%	4/22/2029	6,475,000	6,333,521
Mexico Government International Bonds(d)	6.00%	5/13/2030	58,367,000	60,053,806
Total				82,705,712

Panama 0.15%
Panama Government International Bonds(d)	3.875%	3/17/2028	5,000,000	4,788,250
Panama Government International Bonds(d)	7.125%	1/29/2026	46,428,000	47,196,383
Panama Government International Bonds(d)	8.875%	9/30/2027	11,265,000	12,180,845
Total				64,165,478

Peru 0.02%
Corp. Financiera de Desarrollo SA†(d)	5.50%	5/6/2030	6,812,000	6,844,221

Romania 0.14%
Romania Government International Bonds(d)	5.25%	11/25/2027	19,590,000	19,431,735
Romania Government International Bonds†(d)	5.875%	1/30/2029	41,802,000	41,666,200
Total				61,097,935

Saudi Arabia 0.10%
Saudi Government International Bonds†(d)	5.125%	1/13/2028	39,783,000	40,424,078

South Africa 0.10%
Republic of South Africa Government International Bonds(d)	5.875%	9/16/2025	41,772,000	41,942,763

Turkey 0.06%
Hazine Mustesarligi Varlik Kiralama AS(d)	5.125%	6/22/2026	25,493,000	25,350,609
Total Foreign Government Obligations (cost $513,808,618)				518,283,777

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(j)	0.152%	#(k)	11/25/2026	$484,593,604	$1,187,545
Government National Mortgage Association Series 2013-193 IO(j)	0.175%	#(k)	1/16/2055	608,274	1,955
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(k)	1/16/2048	6,052,707	5,457,327
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	1,761,132	1,697,848
Government National Mortgage Association Series 2014-78 IO(j)	0.01%	#(k)	3/16/2056	8,590,637	1,370
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,269,425	1,242,961
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $10,345,131)					9,589,006

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.70%
Uniform Mortgage-Backed Security(l)	5.00%		TBA	721,607,000	721,677,656
Uniform Mortgage-Backed Security(l)	5.50%		TBA	935,804,000	948,247,327
Uniform Mortgage-Backed Security(l)	6.00%		TBA	312,686,000	320,057,916
Total Government Sponsored Enterprises Pass-Throughs (cost $1,985,017,383)					1,989,982,899

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.81%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(j)	0.242%	#(k)	8/10/2035	214,200,000	3,192
ALA Trust Series 2025-OANA Class A†(b)	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2030	70,330,000	70,748,527
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA(j)	1.72%	#(k)	7/15/2049	44,073,958	244,694
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	11,935,860	11,712,232
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,155	6,010,324
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	43,590,000	45,321,909
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	45,845,000	47,650,761
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	12,040,217	11,416,745
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	64,300,000	64,075,580
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	54,500,000	56,386,997
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	3,735,434	3,678,357
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(k)	2/15/2051	30,550,000	29,833,963
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	7,900,000	7,471,224
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.016%		3/15/2052	22,439,000	21,691,339

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	$28,429,786	$25,745,314
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	50,060,000	51,836,329
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	25,950,000	26,939,196
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(k)	5/15/2056	58,829,000	61,787,151
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	62,845,000	65,188,427
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(k)	12/15/2057	50,110,000	51,650,963
BWAY Mortgage Trust Series 2013-1515 Class XB†(j)	0.403%	#(k)	3/10/2033	103,040,000	1,189,009
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.294% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	31,694,325	31,685,701
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.132% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	13,001,127	12,999,289
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.72% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	31,408,053	31,464,631
BX Trust Series 2021-RISE Class A†	5.191% (1 mo. USD Term SOFR + 0.86%	)#	11/15/2036	40,660,330	40,548,591
BX Trust Series 2022-LBA6 Class A†	5.329% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	32,960,000	32,909,855
BX Trust Series 2022-PSB Class A†	6.78% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	11,331,183	11,338,265
BX Trust Series 2024-CNYN Class A†	5.771% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	65,562,565	65,725,068
BX Trust Series 2025-ROIC Class A†	5.473% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	42,120,000	41,861,585
BX Trust Series 2025-TAIL Class A†(b)	5.70% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	31,330,000	31,419,648
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	12,700,703	12,329,482
CF Trust Series 2019-BOSS Class A1†(g)	7.695% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	28,032,406	353,208	(a)
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(j)	1.565%	#(k)	5/10/2058	47,679,178	279,982
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(j)	1.064%	#(k)	11/10/2049	138,478,268	1,329,253
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(j)	0.631%	#(k)	12/10/2054	130,032,085	924,528

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	$5,752,146	$5,578,903
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(j)	0.048%	#(k)	9/10/2045	125,603,054	9,923
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(j)	0.148%	#(k)	6/10/2048	116,452,079	1,246
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(j)	0.704%	#(k)	11/10/2048	139,186,211	399,102
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	27,260,000	26,890,804
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(j)	1.202%	#(k)	2/10/2049	85,167,635	261,303
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	51,689,000	51,067,228
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA(j)	1.641%	#(k)	4/10/2049	48,532,077	234,080
COMM Mortgage Trust Series 2012-CR4 Class XA(j)	1.144%	#(k)	10/15/2045	40,900,034	662,245
COMM Mortgage Trust Series 2014-UBS5 Class XA(j)	0.526%	#(k)	9/10/2047	13,166,131	238
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	1,586,999	1,584,891
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(j)	0.225%	#(k)	7/10/2050	10,878,059	117
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(j)	1.341%	#(k)	8/10/2049	93,471,124	632,491
CONE Trust Series 2024-DFW1 Class A†	5.97% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	32,000,000	31,935,738
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(j)	0.54%	#(k)	9/15/2037	113,021,624	180,134
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(j)	1.851%	#(k)	1/15/2049	122,938,424	755,420
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	30,065,993	29,475,437
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(j)	0.346%	#(k)	11/15/2049	178,028,240	1,092,043
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A4	3.191%		11/15/2050	5,800,000	5,648,531
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(k)	11/15/2050	10,200,000	9,793,573
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	42,483,000	41,716,488
DBJPM Mortgage Trust Series 2016-C3 Class XA(j)	1.402%	#(k)	8/10/2049	154,693,034	1,451,454

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	$2,799,104	$2,734,274
DBWF Mortgage Trust Series 2015-LCM Class XA†(j)	0.423%	#(k)	6/10/2034	5,531,142	12,203
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	6.122% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	30,220,000	30,473,667
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.272% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	58,751,392	58,704,479
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	6.972% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	26,986,566	27,614,422
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.622% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	17,004,042	17,324,877
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.322% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	14,198,583	14,347,379
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.672% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	44,378,149	44,630,993
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	77,372,610	77,765,214
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.372% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	30,240,000	30,247,451
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.322% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	7,725,485	7,723,217
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	14,962,138	15,009,956
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.572% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	12,540,958	12,564,549
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	51,453,125	51,634,703
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.272% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	16,250,000	16,233,202

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.322% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	$54,200,833	$54,126,508
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.321% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	24,127,739	24,113,511
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2M1†	5.222% (30 day USD SOFR Average + 0.90%	)#	11/25/2041	171,866	171,820
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.872% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	31,503,961	32,219,013
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.721% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	16,986,083	17,371,980
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	6.822% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	11,373,792	11,561,970
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.621% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	13,757,397	14,043,496
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02 Class 1M1†	5.422% (30 day USD SOFR Average + 1.10%	)#	2/25/2044	6,194,073	6,192,793
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.471% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	14,951,980	14,969,456
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.322% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	34,909,939	34,879,899
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.472% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	35,679,657	35,763,008

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.271% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	$42,405,252	$42,340,707
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.421% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	67,321,613	67,400,676
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	5.693% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	47,270,000	47,146,895
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.744% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	47,760,000	44,894,128
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(j)	Zero Coupon	#(k)	11/10/2045	35,598,909	356
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	42,592,000	42,273,659
GS Mortgage Securities Trust Series 2015-GS1 Class XA(j)	0.705%	#(k)	11/10/2048	74,819,390	162,448
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	28,462,332
GS Mortgage Securities Trust Series 2016-GS2 Class XA(j)	1.724%	#(k)	5/10/2049	155,810,205	1,029,422
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	12,371,910	12,133,667
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	21,635,000	20,957,734
GS Mortgage Securities Trust Series 2018-GS9 Class A4	3.992%	#(k)	3/10/2051	25,083,452	24,566,994
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	21,127,000	19,725,570
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	6,001,691	5,869,896
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(k)	1/13/2040	102,070,000	104,244,315
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(j)	1.293%	#(k)	8/5/2034	150,785,000	344,892
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(j)	1.245%	#(k)	8/5/2034	44,223,437	6,114
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	42,997,001

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	$20,772,000	$872,424
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.805%	#(k)	6/10/2027	14,352,000	226,044
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(k)	6/10/2027	25,795,381	232,158
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(j)	0.376%	#(k)	6/10/2027	102,274,000	51,137
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(j)	0.034%	#(k)	6/10/2027	45,476,000	45
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(j)	0.567%	#(k)	12/15/2049	132,450,290	750,291
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(j)	1.018%	#(k)	9/15/2050	207,181,021	3,373,011
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(j)	1.116%	#(k)	7/5/2033	155,900,000	1,950,476
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	17,203,612	16,902,907
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class B†	4.235%		1/5/2034	13,737,000	13,335,294
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class C†	4.536%		1/5/2034	12,800,000	12,271,524
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(j)	0.709%	#(k)	11/15/2047	12,614,589	346
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class XA(j)	0.469%	#(k)	11/15/2047	29,768,930	476
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(j)	0.371%	#(k)	1/15/2048	1,116,676	15
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class XA(j)	0.482%	#(k)	5/15/2048	5,189,544	66
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(j)	0.34%	#(k)	7/15/2048	79,457,237	1,367
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	1,941,710	1,896,904
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(j)	1.354%	#(k)	6/15/2052	94,145,371	3,932,430
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.219% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	34,670,000	34,773,323
KIND Trust Series 2021-KIND Class A†	5.40% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	23,702,106	23,376,695

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	$3,104,520	$2,997,114
LBA Trust Series 2024-7IND Class A†	5.772% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	29,700,000	29,759,878
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.624% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	7,945,000	7,716,723
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(j)	1.526%	#(k)	3/10/2049	40,893,393	127,596
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	21,777,598	21,681,285
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	63,980,000	66,089,804
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(j)	0.091%	#(k)	5/15/2046	63,638,583	7,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	21,032,000	20,908,298
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,764,702
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(j)	1.499%	#(k)	5/15/2049	99,243,553	379,656
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(j)	1.256%	#(k)	11/15/2049	206,860,408	2,305,335
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	9,483,939	9,330,474
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(j)	1.429%	#(k)	8/15/2049	63,349,362	703,685
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(j)	0.875%	#(k)	8/15/2049	121,222,774	1,065,681
Morgan Stanley Capital I Trust Series 2019-L2 Class A4	4.071%		3/15/2052	12,535,000	12,131,706
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(k)	9/24/2057	85,706,376	82,736,684
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	252,031	251,784
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	3,463,516
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	471,821
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	6,900,880	6,823,815
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(k)	1/26/2060	571,359	565,486
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	76,960,000	78,018,308

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Shops at Crystals Trust Series 2016-CSTL Class XA†(j)	0.606%	#(k)	7/5/2036	$112,000,000	$445,946
SHOW Trust Series 2022-BIZ Class A†	7.322% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	186,000,000	139,500,000	(a)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.329% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	14,600,000	14,534,414
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(k)	2/25/2050	1,063,455	1,013,720
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.772% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	53,180,000	52,805,038
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	2,961,865	2,871,140
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	8,700,000	8,427,262
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	5,953,996	5,784,490
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(j)	1.218%	#(k)	12/15/2050	217,429,027	5,157,851
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	3,776,538	3,669,946
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	4,580,000	4,181,471
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(j)	0.499%	#(k)	6/15/2048	34,741,947	504
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	13,226,852	13,179,907
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(j)	0.609%	#(k)	9/15/2048	95,726,224	1,847
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(j)	1.704%	#(k)	8/15/2049	174,801,059	2,500,721
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	14,295,000	14,154,882
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(j)	2.033%	#(k)	6/15/2049	107,549,833	952,429
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	5,079,385	4,932,032
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	10,770,000	10,268,074
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	57,860,000	60,078,185

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	$93,290,000	$98,024,999
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	43,770,000	45,282,796
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(j)	0.449%	#(k)	8/15/2047	69,073,121	150,241
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XA(j)	0.249%	#(k)	9/15/2057	8,594,597	1,463
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XB(j)	0.424%	#(k)	9/15/2057	37,769,102	143,455
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,656,130,388)					3,309,423,651

U.S. TREASURY OBLIGATIONS 1.89%
U.S. Treasury Notes	3.75%		8/31/2026	324,747,500	323,472,613
U.S. Treasury Notes	3.75%		4/30/2027	434,767,600	433,459,901
U.S. Treasury Notes	4.125%		2/28/2027	41,710,000	41,830,568
Total U.S. Treasury Obligations (cost $798,587,641)					798,763,082
Total Long-Term Investments (cost $44,290,682,920)					44,072,817,361

SHORT-TERM INVESTMENTS 1.00%

COMMERCIAL PAPER 0.08%

Commercial Services 0.08%
Global Payments, Inc. (cost $34,395,318)	4.97%		6/2/2025	34,400,000	34,400,000

REPURCHASE AGREEMENTS 0.61%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $102,666,700 of U.S. Treasury Note at 4.250% due 11/30/2026; value: $105,117,138; proceeds: $103,090,315 (cost $103,055,963)				103,055,963	103,055,963
Repurchase Agreement dated 5/30/2025, 4.120% due 6/2/2025 with JPMorgan Securities LLC collateralized by $161,419,400 of U.S. Treasury Note at 0.875% due 9/30/2026; value: $155,036,735; proceeds: $151,988,165 (cost $151,936,000)				151,936,000	151,936,000
Total Repurchase Agreements (cost $254,991,963)					254,991,963

Time Deposits 0.03%
CitiBank N.A.(m) (cost $13,255,125)				13,255,125	13,255,125

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Investments	Shares	Fair Value
Money Market Funds 0.28%
Fidelity Government Portfolio(m) (cost $119,296,125)	119,296,125	$119,296,125
Total Short-Term Investments (cost $421,938,531)		421,943,213
Total Investments in Securities 105.05% (cost $44,712,621,451)		44,494,760,574
Other Assets and Liabilities – Net(n) (5.05)%		(2,138,419,233)
Net Assets 100.00%		$42,356,341,341

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $23,350,162,368, which represents 55.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Step Bond – Security with a predetermined schedule of interest rate changes.
(g)	Defaulted (non-income producing security).
(h)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S41(4)	Goldman Sachs	1.00%	12/20/2028	$216,728,000	$1,430,451	$3,024,495	$4,454,946
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	399,903,000	7,500,680	829,919	8,330,599
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	205,823,000	3,787,954	472,113	4,260,067
Total					$12,719,085	$4,326,527	$17,045,612

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $4,326,527. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at May 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$1,380,000,000	$–	$191,627	$191,627
Goldman Sachs(2)	3.546%	12-Month USD SOFR Index	5/8/2030	465,000,000	–	1,200,123	1,200,123
Goldman Sachs(2)	3.493%	12-Month USD SOFR Index	5/8/2029	1,712,000,000	–	5,192,222	5,192,222
Total					$–	$6,583,972	$6,583,972

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$1,407,000,000	$–	$(42,470,984)	$(42,470,984)
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index	5/31/2028	842,698,000	(4,483,803)	(2,340,155)	(6,823,958)
Total					$(4,483,803)	$(44,811,139)	$(49,294,942)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$117,695,000	$978,963

NSA	Non-seasonally adjusted.

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2025(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	$1,997,340	$(18,051)	$(219,732)	$(237,783)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	998,670	(14,735)	(104,157)	(118,892)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	499,335	(5,371)	(54,075)	(59,446)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	998,670	(17,295)	(101,597)	(118,892)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	499,335	(7,072)	(52,374)	(59,446)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	998,670	(10,450)	(108,442)	(118,892)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	998,670	(10,742)	(108,149)	(118,891)
Markit CMBX. NA.AA.6	Morgan Stanley	1.500%	5/11/2063	2,996,011	(23,693)	(332,982)	(356,675)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	5,663,809	(76,868)	(631,297)	(708,165)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	4,045,578	(63,319)	(442,513)	(505,832)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	3,236,463	(44,750)	(359,915)	(404,665)
Total					$(292,346)	$(2,515,233)	$(2,807,579)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,515,233.
(4)	Includes upfront payments paid (received).

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2025

Forward Foreign Currency Exchange Contracts at May 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	State Street Bank And Trust	6/13/2025	2,400,000	$1,750,685	$1,749,780	$(905)
Canadian dollar	Sell	State Street Bank And Trust	6/13/2025	2,400,000	1,686,224	1,749,780	(63,556)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(64,461)

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	101,747	Long	$21,082,719,835	$21,106,143,313	$23,423,478

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2025	14,051	Short	$(1,513,799,111)	$(1,520,142,563)	$(6,343,452)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$261,552,966	$92,329,080	$353,882,046
Remaining Industries	–	7,951,621,490	–	7,951,621,490
Convertible Bonds	–	40,707,351	–	40,707,351
Corporate Bonds
Oil & Gas	–	2,954,050,027	623	2,954,050,650
Remaining Industries	–	23,080,249,976	–	23,080,249,976
Floating Rate Loans	–	3,066,263,433	–	3,066,263,433
Foreign Government Obligations	–	518,283,777	–	518,283,777
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	9,589,006	–	9,589,006
Government Sponsored Enterprises Pass-Throughs	–	1,989,982,899	–	1,989,982,899
Non-Agency Commercial Mortgage-Backed Securities	–	3,169,570,443	139,853,208	3,309,423,651
U.S. Treasury Obligations	–	798,763,082	–	798,763,082
Short-Term Investments
Commercial Paper	–	34,400,000	–	34,400,000
Repurchase Agreements	–	254,991,963	–	254,991,963
Time Deposits	–	13,255,125	–	13,255,125
Money Market Funds	119,296,125	–	–	119,296,125
Total	$119,296,125	$44,143,281,538	$232,182,911	$44,494,760,574

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$17,045,612	$–	$17,045,612
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	6,583,972	–	6,583,972
Liabilities	–	(49,294,942)	–	(49,294,942)
Centrally Cleared CPI Swap Contracts
Assets	–	978,963	–	978,963
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,807,579)	–	(2,807,579)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(64,461)	–	(64,461)
Futures Contracts
Assets	23,423,478	–	–	23,423,478
Liabilities	(6,343,452)	–	–	(6,343,452)
Total	$17,080,026	$(27,558,435)	$–	$(10,478,409)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 119.48%

ASSET-BACKED SECURITIES 14.98%

Automobiles 7.15%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$4,415,000	$4,443,698
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	9,535,000	9,633,133
CarMax Auto Owner Trust Series 2022-3 Class B	4.69%	2/15/2028	9,709,000	9,706,439
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	6,545,000	6,612,563
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	3,490,143	3,480,934
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	18,645,000	18,781,920
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,089,932
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	7,000,000	7,108,522
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	4,971,486
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	10,000,000	10,064,598
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	3,585,000	3,620,539
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	4,270,000	4,285,125
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%	7/17/2028	7,351,000	7,262,440
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	626,353	626,322
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	18,885,000	18,370,565
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	6,101,680	6,155,345
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	10,505,000	10,516,684
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	6,270,000	6,285,005
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	9,595,000	9,578,734
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	3,790,000	3,907,407
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	8,805,000	8,875,927
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	5,815,000	5,848,655

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	$6,265,000	$6,302,327
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	5,548,000	5,564,494
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	9,040,000	9,113,714
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	5,205,000	5,251,684
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	202,377	202,437
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	5,006,088	5,004,156
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	6,450,000	6,598,410
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	7,800,000	7,857,661
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	3,485,000	3,557,192
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	5,755,000	5,800,717
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	9,809,864	9,839,854
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	6,015,000	6,055,204
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	8,735,000	8,817,574
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	9,300,000	9,294,961
Total				258,486,358

Credit Card 0.94%
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	13,495,000	13,742,857
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%	7/20/2029	6,125,000	6,178,505
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%	12/15/2026	5,875,000	5,748,808
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%	2/15/2031	8,067,000	8,232,248
Total				33,902,418

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other 6.89%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038		$5,000,000	$5,016,495
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028		12,780,000	12,842,200
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029		6,040,000	6,066,646
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029		2,600,000	2,609,329
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029		10,000,000	9,985,807
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	6.33% (3 mo. USD Term SOFR + 2.05%	)#	4/17/2035		8,000,000	8,011,456
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	5.513% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034		1,168,124	1,168,117
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030		1,123,341	1,121,567
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033		8,685,000	8,752,059
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	1/19/2038		7,160,000	7,145,659
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.832% (30 day USD SOFR Average + 1.50%	)#	2/15/2037		1,070,105	1,071,872
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032		5,285,000	5,334,060
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030		10,535,000	10,595,389
Fairstone Financial Issuance Trust I Series 2020-1A Class C†	5.162%		10/20/2039	CAD	20,760,000	15,038,367
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	4,595,000	3,327,614
Galaxy 31 CLO Ltd. Series 2023-31A Class BR†(a)	–	(b)	7/15/2038		$4,585,000	4,593,812
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	5.551% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2031		275,410	275,544
Generate CLO 14 Ltd. Series 2024-14A Class B†	6.379% (3 mo. USD Term SOFR + 2.10%	)#	4/22/2037		5,160,000	5,178,380
Katayma CLO II Ltd. Series 2024-2A Class B†	6.42% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037		4,000,000	4,014,388
KKR CLO 35 Ltd. Series 35A Class BR†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038		7,600,000	7,597,021
KKR CLO 57 Ltd. Series 2025-57A Class B†(a)	–	(b)	7/15/2038		5,180,000	5,189,961
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		11,751,000	11,395,123
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031		8,300,000	7,921,265

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.88% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	$5,536,875	$5,543,463
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.712% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	6,190,000	6,190,788
M&T Equipment Notes Series 2025-1A Class A3†	4.78%		9/17/2029	8,475,000	8,547,819
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†(a)	–	(b)	7/21/2038	7,125,000	7,138,709
Madison Park Funding XXIII Ltd. Series 2017-23A Class AR†	5.514% (3 mo. USD Term SOFR + 1.23%	)#	7/27/2031	1,261,212	1,261,165
MF1 LLC Series 2024-FL14 Class A†	6.064% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	6,000,000	6,020,635
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.02% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	7,920,000	7,923,960
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,050,000	8,233,757
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	6,818,825	6,817,253
PFP Ltd. Series 2023-10 Class A†	6.692% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	5,673,223	5,702,498
PFS Financing Corp. Series 2023-B Class A†	5.27%		5/15/2028	4,951,000	4,986,019
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	6.283% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	4,950,000	4,961,741
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,109,687	5,987,436
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†(a)	–	(b)	7/15/2038	8,920,000	8,936,457
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	7,000,000	7,110,596
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†(a)	–	(b)	7/20/2038	9,555,000	9,567,402
Total					249,181,829
Total Asset-Backed Securities (cost $542,034,372)					541,570,605

CORPORATE BONDS 46.37%

Aerospace/Defense 0.67%
Boeing Co.	6.528%		5/1/2034	8,521,000	9,098,367
Boeing Co.	6.858%		5/1/2054	3,791,000	4,046,136
Northrop Grumman Corp.	3.25%		1/15/2028	5,907,000	5,749,573
TransDigm, Inc.	4.625%		1/15/2029	5,505,000	5,335,637
Total					24,229,713

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Agriculture 1.73%
Altria Group, Inc.	4.875%		2/4/2028	$4,678,000	$4,722,539
BAT Capital Corp.	5.35%		8/15/2032	11,460,000	11,579,973
BAT Capital Corp.	5.834%		2/20/2031	3,251,000	3,388,437
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	15,785,000	16,132,087
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%		7/1/2034	7,530,000	7,574,623
Japan Tobacco, Inc. (Japan)†(c)	5.85%		6/15/2035	7,118,000	7,342,072
Philip Morris International, Inc.	5.625%		11/17/2029	6,862,000	7,163,225
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	4,776,000	4,777,771
Total					62,680,727

Airlines 0.31%
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%		10/20/2031	8,046,000	7,831,639
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	3,407,000	3,372,456
Total					11,204,095

Auto Manufacturers 1.48%
Ford Motor Co.	9.625%		4/22/2030	4,800,000	5,450,991
Ford Motor Credit Co. LLC	2.70%		8/10/2026	3,207,000	3,103,350
Ford Motor Credit Co. LLC	3.375%		11/13/2025	4,291,000	4,257,438
Ford Motor Credit Co. LLC	4.134%		8/4/2025	3,940,000	3,931,839
Ford Motor Credit Co. LLC	6.054%		11/5/2031	4,344,000	4,234,218
Ford Motor Credit Co. LLC	6.125%		3/8/2034	7,053,000	6,704,698
Ford Motor Credit Co. LLC	7.20%		6/10/2030	4,809,000	4,994,129
Hyundai Capital America†	1.80%		10/15/2025	5,169,000	5,109,747
Hyundai Capital America†	5.80%		6/26/2025	3,586,000	3,587,696
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	3,921,000	3,891,924
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	5,256,000	5,341,786
Toyota Motor Credit Corp.	4.55%		9/20/2027	2,894,000	2,907,812
Total					53,515,628

Auto Parts & Equipment 0.20%
Goodyear Tire & Rubber Co.	5.00%		7/15/2029	3,890,000	3,729,385
ZF North America Capital, Inc.†	6.75%		4/23/2030	3,692,000	3,509,929
Total					7,239,314

Banks 9.45%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	5,400,000	4,688,730
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	6,529,000	6,870,025

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	$4,792,000	$4,682,135
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	17,835,000	16,560,189
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	10,476,000	10,253,329
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	5,597,000	5,497,743
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,648,727
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	9,609,000	9,604,124
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	13,692,000	13,517,523
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	13,725,000	13,335,705
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	11,157,000	11,393,228
Freedom Mortgage Corp.†	12.25%		10/1/2030	4,773,000	5,279,492
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	15,596,000	13,424,837
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	8,959,000	9,545,698
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	9,410,000	9,240,792
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	13,355,000	12,964,622
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035	4,134,000	4,339,730
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	11,002,000	9,602,372
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	9,640,000	9,606,821
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	6,778,000	5,774,641
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	15,460,000	15,335,162
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	4,900,000	4,809,234
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	4,101,000	4,075,910
NatWest Group PLC (United Kingdom)(c)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	959,000	961,243

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	$6,251,000	$6,323,471
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035	5,019,000	5,011,031
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	10,375,000	10,587,621
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	7,223,000	7,341,890
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	7,299,000	7,081,320
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	7,274,000	7,412,763
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	5,819,000	5,690,314
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,920,000	8,584,182
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	4,487,000	4,484,707
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	8,174,000	8,041,809
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	2,685,000	2,749,377
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026	12,446,000	12,463,758
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	11,155,000	11,551,995
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	20,155,000	19,293,364
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	7,066,000	6,340,001
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	10,914,000	10,697,426
Total					341,667,041

Beverages 0.27%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,100,539
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	3,662,000	3,732,369
Total					9,832,908

Biotechnology 0.38%
Amgen, Inc.	5.15%		3/2/2028	4,876,000	4,966,196
Baxalta, Inc.	4.00%		6/23/2025	2,070,000	2,068,900

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Biotechnology (continued)
Royalty Pharma PLC	3.35%	9/2/2051	$1,909,000	$1,186,044
Royalty Pharma PLC	5.40%	9/2/2034	5,400,000	5,379,485
Total				13,600,625

Building Materials 0.19%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	3,504,000	3,588,800
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	3,346,000	3,299,769
Total				6,888,569

Chemicals 0.23%
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	5,027,000	4,964,957
Rain Carbon, Inc.†	12.25%	9/1/2029	3,350,000	3,494,546
Total				8,459,503

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	3,791,000	3,487,862

Commercial Services 1.13%
Allied Universal Holdco LLC†	7.875%	2/15/2031	3,427,000	3,553,933
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029	4,043,000	3,830,665
Block, Inc.	2.75%	6/1/2026	3,854,000	3,760,559
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,332,000	3,463,231
Global Payments, Inc.	4.95%	8/15/2027	8,207,000	8,245,639
GXO Logistics, Inc.	6.50%	5/6/2034	4,209,000	4,306,037
Herc Holdings Escrow, Inc.†(a)	7.25%	6/15/2033	3,231,000	3,327,613
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	2,768,000	2,769,838
Rollins, Inc.†	5.25%	2/24/2035	7,594,000	7,537,854
Total				40,795,369

Computers 0.33%
CACI International, Inc.†(a)	6.375%	6/15/2033	3,148,000	3,213,132
Gartner, Inc.†	4.50%	7/1/2028	6,725,000	6,649,415
International Business Machines Corp.	6.50%	1/15/2028	1,963,000	2,065,782
Total				11,928,329

Cosmetics/Personal Care 0.14%
Opal Bidco SAS (France)†(c)	6.50%	3/31/2032	5,151,000	5,150,151

Distribution/Wholesale 0.15%
Mitsubishi Corp. (Japan)†(c)(d)	5.125%	7/17/2034	5,379,000	5,419,137

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 2.83%
Air Lease Corp.	5.20%		7/15/2031	$4,929,000	$4,988,478
Aircastle Ltd.†	2.85%		1/26/2028	6,919,000	6,540,423
Aircastle Ltd.†	6.50%		7/18/2028	5,000,000	5,183,151
American Express Co.	5.667% (SOFR + 1.79%	)#	4/25/2036	5,305,000	5,418,824
Aviation Capital Group LLC†	1.95%		1/30/2026	4,918,000	4,822,653
Aviation Capital Group LLC†	6.375%		7/15/2030	7,653,000	8,046,412
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	16,407,000	16,039,719
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	1,738,000	1,638,888
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.375%		5/30/2030	5,464,000	5,483,588
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	2,776,000	2,874,526
Cboe Global Markets, Inc.	3.65%		1/12/2027	4,971,000	4,907,902
Jane Street Group/JSG Finance, Inc.†	6.125%		11/1/2032	3,932,000	3,941,279
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	4,566,000	4,685,661
LPL Holdings, Inc.†	4.00%		3/15/2029	8,718,000	8,388,240
LPL Holdings, Inc.	5.75%		6/15/2035	4,272,000	4,244,799
Navient Corp.	11.50%		3/15/2031	4,663,000	5,286,606
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,745,000	4,722,075
Nuveen LLC†	5.85%		4/15/2034	5,042,000	5,148,320
Total					102,361,544

Electric 4.99%
AES Corp.	2.45%		1/15/2031	6,426,000	5,498,294
AES Corp.†	3.95%		7/15/2030	10,074,000	9,406,179
Appalachian Power Co.	5.65%		4/1/2034	5,371,000	5,424,643
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	7,124,000	7,018,069
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	4,715,000	4,753,809
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	5,535,611	5,507,342
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	2,392,000	2,479,220
DTE Electric Co.	5.85%		5/15/2055	1,050,000	1,048,121
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	4,918,000	4,980,555
Entergy Louisiana LLC	5.15%		9/15/2034	11,455,000	11,337,848
Entergy Louisiana LLC	5.70%		3/15/2054	5,152,000	4,922,066
Entergy Louisiana LLC	5.80%		3/15/2055	4,279,000	4,152,613
Entergy Texas, Inc.	5.25%		4/15/2035	3,051,000	3,045,363
Entergy Texas, Inc.	5.55%		9/15/2054	3,017,000	2,797,020
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	3,338,693	3,300,298

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
FirstEnergy Transmission LLC	5.00%	1/15/2035	$2,600,000	$2,536,215
Florida Power & Light Co.	5.80%	3/15/2065	2,308,000	2,272,055
Indianapolis Power & Light Co.†	5.65%	12/1/2032	9,456,000	9,630,548
IPALCO Enterprises, Inc.	5.75%	4/1/2034	4,698,000	4,638,788
Jersey Central Power & Light Co.	5.10%	1/15/2035	2,005,000	1,963,257
Lightning Power LLC†	7.25%	8/15/2032	3,616,000	3,793,476
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	5,076,631	4,952,206
Narragansett Electric Co.†	5.35%	5/1/2034	5,383,000	5,365,694
NRG Energy, Inc.†	4.45%	6/15/2029	3,410,000	3,319,657
NRG Energy, Inc.†	6.00%	2/1/2033	3,701,000	3,670,122
Oglethorpe Power Corp.	5.80%	6/1/2054	3,335,000	3,150,504
Oglethorpe Power Corp.	5.90%	2/1/2055	5,636,000	5,435,898
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,274,000	6,507,039
PSEG Power LLC†	5.75%	5/15/2035	2,923,000	2,945,327
Public Service Electric & Gas Co.	4.85%	8/1/2034	12,608,000	12,415,525
Union Electric Co.	5.125%	3/15/2055	3,585,000	3,200,352
Union Electric Co.	5.25%	4/15/2035	3,807,000	3,817,558
Virginia Electric & Power Co.	5.05%	8/15/2034	10,375,000	10,199,121
Vistra Operations Co. LLC†	5.70%	12/30/2034	9,770,000	9,738,849
Vistra Operations Co. LLC†	7.75%	10/15/2031	3,381,000	3,587,116
Wisconsin Electric Power Co.	5.05%	10/1/2054	1,702,000	1,492,070
Total				180,302,817

Energy-Alternate Sources 0.15%
Greenko Dutch BV (Netherlands)†(c)(d)	3.85%	3/29/2026	5,375,920	5,265,902

Engineering & Construction 0.46%
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%	3/11/2032	4,174,000	4,141,762
MasTec, Inc.†	4.50%	8/15/2028	7,539,000	7,403,896
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	5,381,000	5,176,433
Total				16,722,091

Equity Real Estate 0.10%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,057,000	3,732,800

Food 1.01%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033	2,161,000	2,196,110
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	3.625%	1/15/2032	8,029,000	7,222,896

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	5.75%	4/1/2033	$7,145,000	$7,241,922
Mars, Inc.†	5.00%	3/1/2032	5,221,000	5,240,943
Mars, Inc.†	5.20%	3/1/2035	7,458,000	7,432,837
Mars, Inc.†	5.70%	5/1/2055	7,540,000	7,320,059
Total				36,654,767

Gas 0.28%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	6,882,069
National Fuel Gas Co.	5.95%	3/15/2035	3,157,000	3,166,107
Total				10,048,176

Hand/Machine Tools 0.20%
Regal Rexnord Corp.	6.05%	2/15/2026	7,251,000	7,290,134

Health Care-Products 0.32%
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	5,344,000	5,444,541
Solventum Corp.	5.60%	3/23/2034	6,224,000	6,279,801
Total				11,724,342

Health Care-Services 1.66%
Centene Corp.	2.45%	7/15/2028	8,616,000	7,940,644
Centene Corp.	3.375%	2/15/2030	13,002,000	11,858,275
Centene Corp.	4.25%	12/15/2027	4,989,000	4,875,756
DaVita, Inc.†	6.875%	9/1/2032	3,577,000	3,636,010
HCA, Inc.	5.45%	9/15/2034	2,477,000	2,453,180
HCA, Inc.	5.50%	3/1/2032	9,850,000	9,972,481
LifePoint Health, Inc.†	9.875%	8/15/2030	3,134,000	3,361,645
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,293,376
UnitedHealth Group, Inc.	3.45%	1/15/2027	3,938,000	3,877,562
UnitedHealth Group, Inc.	4.50%	4/15/2033	2,525,000	2,409,127
UnitedHealth Group, Inc.	5.35%	2/15/2033	4,349,000	4,390,252
Universal Health Services, Inc.	5.05%	10/15/2034	2,114,000	1,985,666
Total				60,053,974

Insurance 2.97%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	3,715,000	3,769,347
Arthur J Gallagher & Co.	5.00%	2/15/2032	6,064,000	6,081,721
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,920,863
Athene Global Funding†	5.62%	5/8/2026	11,695,000	11,798,913

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Beacon Funding Trust†	6.266%	8/15/2054	$5,756,000	$5,523,036
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,880,000	7,015,935
Brown & Brown, Inc.	2.375%	3/15/2031	7,399,000	6,420,038
CNO Global Funding†	5.875%	6/4/2027	6,107,000	6,247,862
GA Global Funding Trust†	2.90%	1/6/2032	5,390,000	4,648,050
GA Global Funding Trust†	4.40%	9/23/2027	5,000,000	4,957,423
GA Global Funding Trust†	5.20%	12/9/2031	7,698,000	7,647,341
GA Global Funding Trust†	5.50%	4/1/2032	7,671,000	7,699,279
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	3,794,000	3,897,868
HUB International Ltd.†	7.375%	1/31/2032	2,658,000	2,775,547
Jackson National Life Global Funding†	4.60%	10/1/2029	6,031,000	5,969,258
Metropolitan Life Global Funding I†	4.05%	8/25/2025	1,578,000	1,576,069
New York Life Global Funding†	4.55%	1/28/2033	6,595,000	6,385,522
Principal Life Global Funding II†	5.10%	1/25/2029	7,305,000	7,427,942
Sammons Financial Group Global Funding†	5.10%	12/10/2029	4,370,000	4,426,145
Total				107,188,159

Internet 0.60%
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	5,100,000	3,282,610
Uber Technologies, Inc.†	4.50%	8/15/2029	14,787,000	14,574,851
Weibo Corp. (China)(c)(d)	3.375%	7/8/2030	4,000,000	3,710,312
Total				21,567,773

Iron-Steel 0.18%
ATI, Inc.	7.25%	8/15/2030	3,331,000	3,490,781
U.S. Steel Corp.	6.875%	3/1/2029	2,785,000	2,811,700
Total				6,302,481

Leisure Time 0.16%
Carnival Corp.†	6.125%	2/15/2033	5,637,000	5,654,443

Lodging 0.20%
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	3,760,000	3,691,871
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	3,800,000	3,665,908
Total				7,357,779

Machinery-Diversified 0.39%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	13,974,000	13,906,402

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 0.83%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	$7,421,000	$7,088,866
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	3,935,000	3,876,088
Discovery Communications LLC	3.95%	3/20/2028	7,703,000	7,356,816
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	8,438,370
Univision Communications, Inc.†	8.50%	7/31/2031	3,535,000	3,396,930
Total				30,157,070

Mining 2.00%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	5,835,000	5,631,426
Anglo American Capital PLC (United Kingdom)†(c)	5.50%	5/2/2033	1,142,000	1,140,432
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	6,646,000	6,705,742
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	6,894,000	7,025,089
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	5,643,000	5,184,983
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,045,043
Glencore Funding LLC†	5.634%	4/4/2034	7,849,000	7,897,293
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,200,176
Hecla Mining Co.	7.25%	2/15/2028	3,500,000	3,539,343
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	5,361,000	5,224,171
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	8,256,000	8,186,237
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.75%	5/14/2030	4,255,000	4,238,975
Novelis Corp.†	6.875%	1/30/2030	5,358,000	5,528,700
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	2,716,000	2,715,698
Total				72,263,308

Miscellaneous Manufacturing 0.21%
Axon Enterprise, Inc.†	6.25%	3/15/2033	3,747,000	3,810,991
LSB Industries, Inc.†	6.25%	10/15/2028	3,787,000	3,752,298
Total				7,563,289

Oil & Gas 3.16%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	3,465,000	3,553,302
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,151,802
APA Corp.†	4.25%	1/15/2030	3,751,000	3,512,645
Continental Resources, Inc.†	5.75%	1/15/2031	22,000,000	21,911,432
Crescent Energy Finance LLC†	7.375%	1/15/2033	3,477,000	3,229,860
Devon Energy Corp.	5.20%	9/15/2034	6,111,000	5,789,122

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Ecopetrol SA (Colombia)(c)	8.375%		1/19/2036	$5,092,000	$4,849,848
EQT Corp.†	4.75%		1/15/2031	6,953,000	6,729,026
EQT Corp.†	6.375%		4/1/2029	3,242,000	3,320,405
EQT Corp.	7.00%		2/1/2030	11,560,000	12,379,192
EQT Corp.†	7.50%		6/1/2030	4,465,000	4,849,222
Expand Energy Corp.†	5.875%		2/1/2029	13,881,000	13,934,872
Kimmeridge Texas Gas LLC†	8.50%		2/15/2030	5,398,000	5,340,187
Occidental Petroleum Corp.	6.625%		9/1/2030	2,076,000	2,163,273
OGX Austria GmbH (Brazil)†(c)(e)	8.50%		6/1/2018	1,730,000	35	(f)
Ovintiv, Inc.	6.50%		2/1/2038	2,045,000	1,998,032
SM Energy Co.†	6.75%		8/1/2029	3,747,000	3,674,399
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%		8/15/2030	4,300,000	3,771,047
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	3,888,000	3,675,000
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030	3,680,000	3,352,882
Total					114,185,583

Packaging & Containers 0.29%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	7,033,000	7,112,671
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	3,375,000	3,327,514
Total					10,440,185

Pharmaceuticals 0.50%
Bayer Corp.†	6.65%		2/15/2028	3,872,000	4,037,201
Bayer U.S. Finance LLC†	6.375%		11/21/2030	10,643,000	11,205,296
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026	2,980,000	2,915,896
Total					18,158,393

Pipelines 0.95%
Boardwalk Pipelines LP	3.40%		2/15/2031	5,052,000	4,617,959
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,610,707
Enbridge, Inc. (Canada)(c)(d)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	7,804,000	8,487,779
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,739,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	11,074,000	11,162,359
Venture Global LNG, Inc.†	8.375%		6/1/2031	3,646,000	3,703,942
Total					34,321,809

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS 1.71%
American Tower Corp.	3.80%	8/15/2029	$5,139,000	$4,961,556
Brandywine Operating Partnership LP(d)	4.55%	10/1/2029	3,922,000	3,608,926
Crown Castle, Inc.	3.30%	7/1/2030	12,698,000	11,746,600
Crown Castle, Inc.	5.80%	3/1/2034	9,000,000	9,190,604
EPR Properties	4.50%	6/1/2027	2,808,000	2,778,825
EPR Properties	4.95%	4/15/2028	3,475,000	3,449,403
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	3,813,000	3,611,191
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	12,254,000	12,125,771
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	4,895,000	4,751,241
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	5,410,000	5,464,652
Total				61,688,769

Retail 0.34%
Arcos Dorados BV (Netherlands)†(c)	6.375%	1/29/2032	3,440,000	3,514,992
QXO Building Products, Inc.†	6.75%	4/30/2032	7,097,000	7,294,650
Walgreens Boots Alliance, Inc.(d)	8.125%	8/15/2029	1,527,000	1,601,098
Total				12,410,740

Semiconductors 1.12%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	3,566,000	3,537,494
Broadcom, Inc.†	4.15%	4/15/2032	7,000,000	6,666,961
Broadcom, Inc.	4.30%	11/15/2032	6,429,000	6,142,976
Broadcom, Inc.	5.15%	11/15/2031	7,781,000	7,924,352
Foundry JV Holdco LLC†	5.50%	1/25/2031	5,842,000	5,921,729
Foundry JV Holdco LLC†	5.875%	1/25/2034	2,545,000	2,553,451
Foundry JV Holdco LLC†	5.90%	1/25/2033	7,525,000	7,686,510
Total				40,433,473

Software 1.34%
AppLovin Corp.	5.375%	12/1/2031	6,746,000	6,811,086
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	4,453,000	4,494,356
Cloud Software Group, Inc.†	6.50%	3/31/2029	3,433,000	3,432,004
Fair Isaac Corp.†	6.00%	5/15/2033	5,890,000	5,893,605
Paychex, Inc.	5.35%	4/15/2032	10,477,000	10,636,971
Synopsys, Inc.	5.00%	4/1/2032	10,713,000	10,735,859
Workday, Inc.	3.80%	4/1/2032	7,018,000	6,512,400
Total				48,516,281

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications 0.41%
Altice France SA (France)†(c)	8.125%		2/1/2027	$3,648,000	$3,351,160
AT&T, Inc.	4.30%		2/15/2030	5,326,000	5,271,588
Sprint Capital Corp.	6.875%		11/15/2028	5,781,000	6,185,697
Total					14,808,445

Transportation 0.16%
Rand Parent LLC†(d)	8.50%		2/15/2030	3,274,000	3,228,966
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	2,324,000	2,393,402
Total					5,622,368

Trucking & Leasing 0.09%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	3,375,000	3,349,325
Total Corporate Bonds (cost $1,682,839,271)					1,676,151,593

FLOATING RATE LOANS(g) 1.62%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.519% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	2,518,794	2,496,439

Commercial Services 0.12%
Trans Union LLC 2024 Term Loan B8	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	1,274,579	1,275,879
Trans Union LLC 2024 Term Loan B9	6.077% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	2,966,422	2,968,276
Total					4,244,155

Diversified Financial Services 0.47%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.073% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	10,364,998	10,377,954
Citadel Securities LP 2024 First Lien Term Loan	6.327% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	4,350,097	4,370,217
Hudson River Trading LLC 2024 Term Loan B	7.333% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	2,482,346	2,492,858
Total					17,241,029

Electric 0.29%
Calpine Corp. 2024 Term Loan B10	6.077% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	3,700,000	3,700,000
NRG Energy, Inc. 2024 Term Loan	6.03% - 6.08% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	4,307,246	4,316,464

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.077% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	$2,666,250	$2,673,009
Total					10,689,473

Entertainment 0.22%
Flutter Financing BV 2024 Term Loan B(c)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	7,875,330	7,864,265

Financial 0.03%
Jump Financial LLC 2025 Term Loan B	8.549% (3 mo. USD Term SOFR + 4.25%	)	2/26/2032	1,025,000	1,030,125
Household Products 0.09%
Reynolds Consumer Products LLC 2025 Term Loan B	6.077% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032	3,156,191	3,176,564

Insurance 0.10%
Asurion LLC 2021 Term Loan B9	7.691% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	3,607,673	3,591,637

Lodging 0.11%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.075% (1 mo. USD Term SOFR + 1.75%	)	11/8/2030	3,923,000	3,941,673

Media 0.12%
Charter Communications Operating LLC 2024 Term Loan B5	6.548% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	4,422,915	4,425,967
Total Floating Rate Loans (cost $58,760,935)					58,701,327

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.17%

Mexico 0.10%
Mexico Government International Bonds	6.35%		2/9/2035	3,720,000	3,721,451

Senegal 0.07%
Senegal Government International Bonds†	6.25%		5/23/2033	3,380,000	2,438,670
Total Foreign Government Obligations (cost $6,712,463)					6,160,121

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.65%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	$10,710,000	$9,341,949
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	9,791,526
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	9,590,000	8,668,888
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(h)	12/25/2032	9,360,000	8,907,732
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(h)	1/25/2033	5,170,000	5,088,062
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(h)	8/25/2032	13,216,000	12,061,417
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(h)	5/25/2033	6,100,000	5,897,606
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $59,440,871)					59,757,180

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.93%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	9,179,100	7,207,454
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	4,650,276	4,239,861
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	26,280,281	25,727,964
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 10/1/2054	20,419,583	20,501,785
Federal Home Loan Mortgage Corp.	6.00%		8/1/2039 - 2/1/2055	35,507,837	36,523,375
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	12,897,600	13,314,168
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	49,560,460	41,182,916
Federal National Mortgage Association	3.00%		12/1/2048	21,272,601	18,544,829
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	17,831,070	16,060,723
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	21,186,767	19,658,203

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	$18,508,768	$18,129,358
Federal National Mortgage Association	5.50%		3/1/2054 - 10/1/2054	36,459,730	36,496,133
Federal National Mortgage Association	6.00%		2/1/2039 - 1/1/2055	10,791,414	11,079,837
Government National Mortgage Association(i)	2.00%		TBA	8,873,000	7,129,813
Government National Mortgage Association(i)	2.50%		TBA	23,065,000	19,326,556
Government National Mortgage Association(i)	3.00%		TBA	49,582,000	43,194,905
Government National Mortgage Association(i)	4.50%		TBA	20,907,000	19,728,094
Government National Mortgage Association(i)	5.00%		TBA	85,502,000	82,946,041
Government National Mortgage Association(i)	5.50%		TBA	55,308,000	54,912,695
Government National Mortgage Association(i)	6.00%		TBA	76,469,000	77,147,925
Uniform Mortgage-Backed Security(i)	2.00%		TBA	51,460,000	42,424,937
Uniform Mortgage-Backed Security(i)	2.50%		TBA	123,713,000	105,086,702
Uniform Mortgage-Backed Security(i)	3.00%		TBA	37,595,000	32,366,452
Uniform Mortgage-Backed Security(i)	3.50%		TBA	11,701,000	10,373,014
Uniform Mortgage-Backed Security(i)	4.50%		TBA	13,106,000	12,362,716
Uniform Mortgage-Backed Security(i)	5.00%		TBA	103,679,000	102,416,391
Uniform Mortgage-Backed Security(i)	5.50%		TBA	116,087,000	116,566,398
Uniform Mortgage-Backed Security(i)	6.00%		TBA	34,341,000	34,801,494
Uniform Mortgage-Backed Security(i)	6.50%		TBA	2,465,000	2,531,363
Uniform Mortgage-Backed Security(i)	7.00%		TBA	13,037,000	13,595,184
Total Government Sponsored Enterprises Pass-Throughs (cost $1,056,893,565)					1,045,577,286

MUNICIPAL BONDS 0.12%

Natural Gas 0.12%
Texas Natural Gas Securitization Finance Corp. A1 (cost $4,141,491)	5.102%		4/1/2035	4,141,491	4,214,716

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.01%
ALA Trust Series 2025-OANA Class A†(a)	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2030	5,970,000	6,005,527
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	13,590,000	14,057,836
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(h)	10/25/2051	7,257,066	5,814,222
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(h)	9/15/2056	6,900,000	7,269,898
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	10,530,000	10,966,774

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	$4,750,000	$4,914,463
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,420,000	4,576,839
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(h)	5/15/2056	12,630,000	13,265,086
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	4,862,782
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	5,390,000	5,590,988
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(h)	12/15/2057	17,030,000	17,553,700
BSTN Commercial Mortgage Trust Series 2025-1C Class A†	5.548%	#(h)	6/15/2044	3,110,000	3,135,583
BX Trust Series 2025-ROIC Class B†	5.722% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	6,630,000	6,574,773
BX Trust Series 2025-TAIL Class A†(a)	5.70% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	2,650,000	2,657,583
CF Trust Series 2019-BOSS Class A1†(e)	7.695% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	2,057,570	25,925	(j)
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(h)	8/25/2064	3,873,226	3,402,582
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(h)	12/25/2064	2,751,142	2,439,853
CIM Trust Series 2021-J1 Class A1†	2.50%	#(h)	3/25/2051	6,438,831	5,158,507
CIM Trust Series 2021-J3 Class A1†	2.50%	#(h)	6/25/2051	12,501,159	10,003,365
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(k)	Zero Coupon	#(h)	10/10/2047	19,200,447	121
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(h)	7/10/2048	6,234,000	6,221,308
CONE Trust Series 2024-DFW1 Class A†	5.97% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	3,880,000	3,872,208
EFMT Series 2025-INV2 Class A1†	5.387%	(l)	5/26/2070	6,370,000	6,372,772
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.822% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	7,620,000	7,770,821
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.572% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	5,800,000	6,175,707
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	4,509,375	4,525,289

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class M1†	5.472% (30 day USD SOFR Average + 1.15%	)#	2/25/2045	$4,943,868	$4,942,496
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	5.872% (30 day USD SOFR Average + 1.55%	)#	10/25/2041	2,726,765	2,735,188
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R03 Class 1M2†	7.822% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	2,200,000	2,283,037
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.721% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	2,539,875	2,597,577
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.071% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	2,650,000	2,799,305
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.622% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	1,960,781	2,006,378
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.222% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	223,524	237,760
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.621% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	4,356,453	4,447,050
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	7.871% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	4,200,000	4,442,587
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(h)	11/25/2051	3,384,682	2,714,910
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(h)	6/25/2051	7,077,542	5,674,808
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(h)	8/25/2051	3,320,562	2,663,479
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	6,577,985	5,276,312

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	$8,959,306	$7,479,553
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(h)	1/13/2040	9,790,000	9,998,549
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(k)	0.541%	#(h)	8/5/2034	19,156,000	22,269
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(k)	0.493%	#(h)	8/5/2034	22,024,000	2,596
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFL†	5.518% (1 mo. USD Term SOFR + 1.19%	)#	7/5/2033	6,226,535	6,066,830
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(h)	4/25/2052	5,333,989	4,278,483
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	6,411,798	5,368,803
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	4,886,670	4,107,022
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	4,206,413	3,498,333
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	7,641,286	6,393,144
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(h)	10/25/2052	4,101,899	3,404,041
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(h)	3/25/2052	4,879,280	4,085,577
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(h)	9/25/2065	6,824,614	6,834,979
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.219% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	3,990,000	4,001,891
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.731%	#(h)	11/25/2060	3,719,000	2,464,111
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,500,000	5,681,368
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.847%	#(h)	11/25/2059	4,800,000	3,610,036
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	9,050,000	9,174,450
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	77,011	73,409
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.772% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	5,030,000	4,994,535

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.921% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	$3,090,000	$3,057,356
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.439% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	4,024,141	4,184,582
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	6,138,436	5,726,727
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.02% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	6,250,000	6,229,314
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	5,640,000	5,926,262
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(h)	9/25/2051	3,822,914	3,068,809
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(k)	Zero Coupon	#(h)	10/15/2057	4,925,759	52
Total Non-Agency Commercial Mortgage-Backed Securities (cost $328,693,543)					325,768,480

U.S. TREASURY OBLIGATIONS 16.63%
U.S. Treasury Bonds	3.375%		8/15/2042	63,034,000	51,910,715
U.S. Treasury Bonds	4.125%		8/15/2044	68,731,000	61,785,410
U.S. Treasury Bonds	4.50%		11/15/2054	151,873,900	141,812,254
U.S. Treasury Bonds	4.625%		11/15/2044	121,710,000	116,936,686
U.S. Treasury Bonds	4.75%		2/15/2045	20,546,000	20,061,243
U.S. Treasury Notes	4.00%		3/31/2030	79,467,100	79,616,101
U.S. Treasury Notes	4.125%		2/28/2027	117,045,000	117,383,333
U.S. Treasury Notes	4.25%		11/15/2034	11,561,000	11,449,906
Total U.S. Treasury Obligations (cost $614,634,485)					600,955,648
Total Long-Term Investments (cost $4,354,150,996)					4,318,856,956

SHORT-TERM INVESTMENTS 3.08%

REPURCHASE AGREEMENTS 2.48%
Repurchase Agreement dated 5/30/2025, 4.320% due 6/2/2025 with Barclays Capital, Inc. collateralized by $14,135,400 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $14,117,347; proceeds: $13,839,981 (cost $13,835,000)				13,835,000	13,835,000

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $19,439,500 of U.S. Treasury Note at 1.250% due 11/30/2026; $9,558,700 of U.S. Treasury Note at 1.625% due 11/30/2026; value: $28,075,077; proceeds: $27,533,649 (cost $27,524,474)	$27,524,474	$27,524,474
Repurchase Agreement dated 5/30/2025, 4.310% due 6/2/2025 with JPMorgan Securities LLC collateralized by $53,591,100 of U.S. Treasury Bond at 2.750% due 8/15/2032; value: $49,147,959; proceeds: $48,182,299 (cost $48,165,000)	48,165,000	48,165,000
Total Repurchase Agreements (cost $89,524,474)		89,524,474
Time Deposits 0.06%
CitiBank N.A.(m) (cost $2,177,431)	2,177,431	2,177,431

	Shares
Money Market Funds 0.54%
Fidelity Government Portfolio(m) (cost $19,596,881)	19,596,881	19,596,881
Total Short-Term Investments (cost $111,298,786)		111,298,786
Total Investments in Securities 122.56% (cost $4,465,449,782)		4,430,155,742
Other Assets and Liabilities – Net(n) (22.56)%		(815,547,277)
Net Assets 100.00%		$3,614,608,465

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $1,492,854,721, which represents 41.30% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Securities purchased on a when-issued basis (See Note 2(l)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Defaulted (non-income producing security).
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2025

(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at May 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian Dollar	Sell	State Street Bank And Trust	6/13/2025	25,413,000	$17,855,001	$18,527,983	$(672,982)

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	1,302	Long	$269,785,337	$270,083,625	$298,288
U.S. 5-Year Treasury Note	September 2025	961	Long	103,587,452	103,968,187	380,735
U.S. Ultra Treasury Bond	September 2025	301	Long	34,256,525	34,934,812	678,287
Total Unrealized Appreciation on Futures Contracts						$1,357,310

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2025	810	Short	$(90,371,696)	$(91,162,969)	$(791,273)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$541,570,605	$–	$541,570,605
Corporate Bonds
Oil & Gas	–	114,185,548	35	114,185,583
Remaining Industries	–	1,561,966,010	–	1,561,966,010
Floating Rate Loans	–	58,701,327	–	58,701,327
Foreign Government Obligations	–	6,160,121	–	6,160,121
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	59,757,180	–	59,757,180
Government Sponsored Enterprises Pass-Throughs	–	1,045,577,286	–	1,045,577,286
Municipal Bonds	–	4,214,716	–	4,214,716
Non-Agency Commercial Mortgage-Backed Securities	–	325,742,555	25,925	325,768,480
U.S. Treasury Obligations	–	600,955,648	–	600,955,648
Short-Term Investments
Repurchase Agreements	–	89,524,474	–	89,524,474
Time Deposits	–	2,177,431	–	2,177,431
Money Market Funds	19,596,881	–	–	19,596,881
Total	$19,596,881	$4,410,532,901	$25,960	$4,430,155,742

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(672,982)	–	(672,982)
Futures Contracts
Assets	1,357,310	–	–	1,357,310
Liabilities	(791,273)	–	–	(791,273)
Total	$566,037	$(672,982)	$–	$(106,945)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.23%

ASSET-BACKED SECURITIES 27.68%

Automobiles 17.26%
Ally Auto Receivables Trust Series 2024-2 Class A2	4.46%	7/15/2027	$14,901,846	$14,897,648
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	11,375,534	11,522,101
AmeriCredit Automobile Receivables Trust Series 2022-2 Class B	4.81%	4/18/2028	8,715,000	8,706,831
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%	4/19/2027	7,547,330	7,561,651
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%	5/18/2028	23,925,000	24,125,056
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%	2/18/2028	9,692,363	9,717,232
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	19,943,000	20,174,526
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	18,037,544	18,136,593
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	19,015,000	18,400,057
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	25,552,172	25,723,208
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	28,370,000	28,651,680
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	6,757,000	6,826,542
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	13,910,977	13,857,208
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	31,370,511	31,469,397
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	24,302,000	24,430,256
CarMax Auto Owner Trust Series 2023-4 Class A2A	6.08%	12/15/2026	2,840,036	2,844,237
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	53,454,000	54,229,655
CarMax Auto Owner Trust Series 2024-2 Class A2A	5.65%	5/17/2027	7,570,309	7,588,551
CarMax Auto Owner Trust Series 2025-1 Class A2A	4.63%	3/15/2028	26,320,000	26,318,673
Carmax Select Receivables Trust Series 2024-A Class A2A	5.78%	9/15/2027	8,367,014	8,398,289

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	$16,400,000	$16,569,294
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	4,125,915	4,021,090
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	19,424,093	19,611,040
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	25,056,689	25,217,744
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	556,965	557,351
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	69,367,000	69,876,397
Citizens Auto Receivables Trust Series 2024-2 Class A2A†	5.54%	11/16/2026	9,278,174	9,292,488
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%	3/15/2033	12,717,560	12,785,182
Drive Auto Receivables Trust Series 2024-2 Class A3	4.50%	9/15/2028	30,000,000	29,954,538
Enterprise Fleet Financing LLC Series 2021-2 Class A3†	0.74%	5/20/2027	1,338,444	1,323,566
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	28,833,952	29,011,869
Enterprise Fleet Financing LLC Series 2024-2 Class A2†	5.74%	12/20/2026	13,973,178	14,036,672
Enterprise Fleet Financing LLC Series 2025-1 Class A2†	4.65%	10/20/2027	22,000,000	22,023,181
Enterprise Fleet Financing LLC Series 2025-2 Class A2†	4.51%	2/22/2028	55,000,000	54,970,933
Exeter Automobile Receivables Trust Series 2024-3A Class A2	5.82%	2/15/2027	915,552	916,042
Exeter Automobile Receivables Trust Series 2024-3A Class A3	5.65%	12/15/2027	8,450,000	8,473,128
Exeter Automobile Receivables Trust Series 2024-5A Class A3	4.45%	3/15/2028	19,181,000	19,142,937
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	11,000,000	10,942,540
Fifth Third Auto Trust Series 2023-1 Class A3	5.53%	8/15/2028	69,005,074	69,506,051
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	3,403,749	3,412,571
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	1,256,085	1,256,022

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Flagship Credit Auto Trust Series 2023-3 Class A2†	5.89%	7/15/2027	$5,899,153	$5,905,931
Flagship Credit Auto Trust Series 2023-3 Class A3†	5.44%	4/17/2028	13,180,000	13,213,643
Flagship Credit Auto Trust Series 2024-1 Class A3†	5.48%	10/16/2028	23,908,000	24,125,577
Ford Credit Auto Lease Trust Series 2023-B Class B	6.20%	2/15/2027	9,205,000	9,289,750
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	11,773,000	11,796,650
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	11,665,000	11,717,600
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	24,545,000	24,696,320
Ford Credit Auto Lease Trust Series 2025-A Class A2A	4.57%	8/15/2027	34,020,000	34,014,553
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	18,696,000	18,899,857
GLS Auto Receivables Issuer Trust Series 2022-2A Class D†	6.15%	4/17/2028	4,558,000	4,602,562
GLS Auto Receivables Issuer Trust Series 2024-4A Class A3†	4.75%	7/17/2028	10,622,000	10,625,089
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	6,528,550	6,585,969
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	21,065,640	21,289,155
GM Financial Automobile Leasing Trust Series 2023-3 Class B	5.88%	8/20/2027	4,690,000	4,719,200
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%	7/20/2027	54,875,000	55,348,319
GM Financial Automobile Leasing Trust Series 2024-2 Class B	5.56%	5/22/2028	14,760,000	14,916,264
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	34,303,000	34,244,846
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	50,415,000	51,029,856
Hertz Vehicle Financing III LLC Series 2022-1A Class A†	1.99%	6/25/2026	2,025,000	2,021,134
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%	4/21/2027	27,804,226	27,861,214
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	51,139,000	51,741,806

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%		11/20/2028	$29,720,000	$30,044,210
Honda Auto Receivables Owner Trust Series 2024-4 Class A2	4.56%		3/15/2027	37,331,366	37,319,957
Huntington Auto Trust Series 2024-1A Class A2†	5.50%		3/15/2027	8,233,781	8,244,963
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%		5/17/2027	19,990,000	20,157,596
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%		4/17/2028	50,000,000	50,205,335
Hyundai Auto Receivables Trust Series 2023-C Class A3	5.54%		10/16/2028	10,621,000	10,746,954
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%		6/15/2028	2,930,000	2,968,072
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%		8/15/2028	3,900,000	3,924,118
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%		11/15/2027	9,155,759	9,155,307
M&T Bank Auto Receivables Trust Series 2025-1A Class A2A†	4.63%		5/15/2028	12,500,000	12,495,258
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%		1/18/2028	11,045,000	11,167,023
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%		11/15/2028	26,264,000	26,610,267
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	31,955,942	32,160,575
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%		4/25/2029	30,105,000	30,342,902
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	5.432% (30 day USD SOFR Average + 1.10%	)#	3/15/2028	19,850,000	19,889,486
Nissan Auto Lease Trust Series 2023-B Class A3	5.69%		7/15/2026	13,196,405	13,218,027
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	12,945,000	13,061,105
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	8,000,000	8,028,184
Octane Receivables Trust Series 2022-2A Class C†	6.29%		7/20/2028	3,500,000	3,537,738
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	22,382,698	22,543,032

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	$4,840,409	$4,800,581
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	34,347,000	33,676,406
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3†	4.35%	10/20/2027	34,715,000	34,656,911
Santander Drive Auto Receivables Trust Series 2022-3 Class C	4.49%	8/15/2029	34,055,000	34,000,927
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	17,490,000	17,547,465
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	5,957,658	5,955,359
Santander Drive Auto Receivables Trust Series 2023-3 Class B	5.61%	7/17/2028	21,890,000	22,022,432
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	13,880,341	13,901,285
Santander Drive Auto Receivables Trust Series 2024-2 Class A2	5.80%	9/15/2027	6,925,050	6,932,103
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	4,708,000	4,733,123
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%	1/16/2029	18,075,000	18,194,917
Santander Drive Auto Receivables Trust Series 2024-5 Class A2	4.88%	9/15/2027	13,194,535	13,194,934
Santander Drive Auto Receivables Trust Series 2025-1 Class A2	4.76%	8/16/2027	32,725,626	32,736,030
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%	11/20/2026	11,301,537	11,318,713
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%	4/20/2028	22,575,000	22,647,482
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	23,975,692	24,048,990
Securitized Term Auto Receivables Trust Series 2025-A Class B†	5.038%	7/25/2031	5,815,406	5,844,096
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2†	5.71%	10/20/2027	7,550,256	7,570,401
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2†	4.63%	7/20/2027	14,500,000	14,509,382
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	21,207,000	21,447,479
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	30,000,000	30,203,583
Tricolor Auto Securitization Trust Series 2024-3A Class A†	5.22%	6/15/2028	15,315,514	15,324,915

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
VStrong Auto Receivables Trust Series 2023-A Class B†	7.11%		2/15/2030	$31,694,000	$32,364,420
VStrong Auto Receivables Trust Series 2024-A Class A2†	5.79%		8/16/2027	3,397,688	3,402,498
Westlake Automobile Receivables Trust Series 2021-2A Class D†	1.23%		12/15/2026	6,862,377	6,838,113
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	3,710,000	3,734,797
Westlake Automobile Receivables Trust Series 2023-3A Class B†	5.92%		9/15/2028	9,245,000	9,302,901
Westlake Automobile Receivables Trust Series 2023-4A Class A2†	6.23%		1/15/2027	4,259,671	4,268,149
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%		5/17/2027	24,500,000	24,556,433
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	37,551,000	37,717,358
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	4,800,000	4,838,369
Westlake Automobile Receivables Trust Series 2024-2A Class A3†	5.56%		2/15/2028	35,850,000	36,057,683
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	30,925,000	31,180,948
Westlake Automobile Receivables Trust Series 2024-3A Class A2B†	4.902% (30 day USD SOFR Average + 0.57%	)#	9/15/2027	46,726,152	46,746,123
Westlake Automobile Receivables Trust Series 2025-1A Class A2A†	4.66%		1/18/2028	26,006,000	26,003,259
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	7,603,000	7,635,170
Total					2,260,859,166

Credit Card 1.15%
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	9,250,000	9,238,783
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	11,169,000	11,231,368
Evergreen Credit Card Trust Series 2024-CRT4 Class B†	5.25%		10/15/2028	10,000,000	10,041,682
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	20,000,000	20,100,018
First National Master Note Trust Series 2023-2 Class A	5.77%		9/15/2029	40,000,000	40,679,256

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%		7/15/2028	$25,948,000	$25,921,639
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	33,426,000	33,825,992
Total					151,038,738

Other 9.27%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.479% (3 mo. USD Term SOFR + 1.20%	)#	10/23/2034	33,280,000	33,232,077
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	14,965,000	15,037,835
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	24,294,000	24,412,239
Affirm Asset Securitization Trust Series 2023-B Class B†	7.44%		9/15/2028	6,710,000	6,749,487
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	12,320,000	12,374,351
Affirm Asset Securitization Trust Series 2024-X1 Class A†	6.27%		5/15/2029	5,930,610	5,937,291
Allegro CLO VII Ltd. Series 2018-1A Class AR†	5.386% (3 mo. USD Term SOFR + 1.13%	)#	6/13/2031	17,464,585	17,469,422
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	31,551,876	31,808,967
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	5.22% (3 mo. USD Term SOFR + 0.95%	)#	10/20/2031	8,416,686	8,397,319
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	4,752,778	4,359,020
ARES XXXIV CLO Ltd. Series 2015-2A Class AR3†	5.60% (3 mo. USD Term SOFR + 1.32%	)#	4/17/2033	50,000,000	50,149,000
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.30% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	24,350,000	24,289,028
Bain Capital Credit CLO Ltd. Series 2021-1A Class AR†	5.21% (3 mo. USD Term SOFR + 0.94%	)#	4/18/2034	7,325,000	7,283,306
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	5.335% (3 mo. USD Term SOFR + 1.06%	)#	7/24/2034	10,680,000	10,655,425
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.252% (3 mo. USD Term SOFR + 0.98%	)#	10/22/2032	26,375,591	26,323,921
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class AR2†	5.22% (3 mo. USD Term SOFR + 0.95%	)#	7/20/2033	15,640,000	15,577,940

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	5.34% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	$67,340,000	$67,259,529
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.286% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	15,000,000	14,913,525
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A Class A1R4†	5.392% (3 mo. USD Term SOFR + 1.12%	)#	4/22/2032	6,948,556	6,948,563
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.389% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	14,433,112	14,414,219
Clover CLO LLC Series 2021-3A Class AR†	5.352% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	18,250,000	18,180,522
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.37% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	28,180,000	28,055,867
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	5.386% (3 mo. USD Term SOFR + 1.13%	)#	10/15/2031	15,009,994	15,014,227
Dell Equipment Finance Trust Series 2023-1 Class A3†	5.65%		9/22/2028	13,547,779	13,580,612
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	30,470,000	30,724,153
Dell Equipment Finance Trust Series 2025-1 Class A3†	4.61%		2/24/2031	10,000,000	10,062,619
DLLAA LLC Series 2023-1A Class A2†	5.93%		7/20/2026	5,951,647	5,961,281
DLLST LLC Series 2024-1A Class A2†	5.33%		1/20/2026	3,362,901	3,365,485
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.34% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	34,390,000	34,282,153
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	5.166% (3 mo. USD Term SOFR + 0.91%	)#	10/15/2034	10,800,000	10,723,244
FS Rialto Issuer LLC Series 2021-FL2 Class A†	5.663% (1 mo. USD Term SOFR + 1.33%	)#	5/16/2038	5,559,684	5,546,605
Greatamerica Leasing Receivables Funding LLC Class A4†	1.04%		9/15/2027	7,725,557	7,655,293
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2†	4.52%		10/15/2027	17,750,000	17,737,779
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A2†	5.12%		3/25/2060	6,487,743	6,490,621

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GreenSky Home Improvement Trust Series 2024-1 Class A2†	5.88%		6/25/2059	$6,532,471	$6,573,630
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	5.493% (1 mo. USD Term SOFR + 1.16%	)#	6/16/2036	3,035,583	3,027,021
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	21,110,700
LFT CRE Ltd. Series 2021-FL1 Class A†	5.613% (1 mo. USD Term SOFR + 1.28%	)#	6/15/2039	5,574,656	5,558,195
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	5.232% (3 mo. USD Term SOFR + 0.96%	)#	10/22/2030	27,991,524	27,961,993
Madison Park Funding XL Ltd. Series 9A Class AR2†	5.582% (3 mo. USD Term SOFR + 1.25%	)#	5/28/2030	17,987,005	18,004,956
Madison Park Funding XLII Ltd. Series 13A Class AR†	5.429% (3 mo. USD Term SOFR + 1.15%	)#	11/21/2030	28,748,426	28,761,564
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	5,685,000	5,484,561
MF1 Ltd. Series 2021-FL6 Class A†	5.543% (1 mo. USD Term SOFR + 1.21%	)#	7/16/2036	4,960,493	4,955,406
Navesink CLO 1 Ltd. Series 2023-1A A1R†	5.962% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	10,200,000	10,225,806
OZLM Funding II Ltd. Series 2012-2A Class A1A2†	5.48% (3 mo. USD Term SOFR + 1.20%	)#	7/30/2031	14,846,828	14,851,549
Palmer Square CLO Ltd. Series 2015-1A Class A1A5†	5.372% (3 mo. USD Term SOFR + 1.05%	)#	5/21/2034	17,730,000	17,722,163
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	24,691,673	24,860,435
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	10,365,383	10,362,994
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	26,130,000	26,184,413
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	64,075,000	64,679,484
Pikes Peak CLO 6 Series 2020-6A Class ARR†	5.264% (3 mo. USD Term SOFR + 0.94%	)#	5/18/2034	10,000,000	9,965,160
Post CLO Ltd. Series 2021-1A Class AR†	5.336% (3 mo. USD Term SOFR + 1.08%	)#	10/15/2034	50,000,000	49,671,150
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	21,170,902	21,273,856

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	$36,470,000	$36,613,612
SCF Equipment Trust LLC Series 2025-1A Class A2†	4.82%		7/22/2030	31,800,000	31,850,209
TICP CLO VII Ltd. Series 2017-7A Class ASR2†	5.556% (3 mo. USD Term SOFR + 1.30%	)#	4/15/2033	40,000,000	40,037,040
T-Mobile U.S. Trust Series 2024-1A Class A†	5.05%		9/20/2029	28,437,000	28,638,698
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.522% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	24,140,000	24,131,913
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.31% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	10,000,000	9,929,350
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	23,675,467	24,019,974
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	11,955,000	11,968,121
Verizon Master Trust Series 2023-5 Class A1A	5.61%		9/8/2028	12,325,000	12,359,594
Volvo Financial Equipment LLC Series 2024-1A Class A2†	4.56%		5/17/2027	18,750,000	18,746,119
Total					1,214,502,591
Total Asset-Backed Securities (cost $3,621,994,406)					3,626,400,495

CORPORATE BONDS 53.40%

Aerospace/Defense 1.56%
Boeing Co.	2.196%		2/4/2026	106,319,000	104,456,020
Boeing Co.	2.75%		2/1/2026	26,484,000	26,130,447
Boeing Co.	2.80%		3/1/2027	5,000,000	4,823,994
Boeing Co.	3.10%		5/1/2026	18,634,000	18,360,309
Rolls-Royce PLC (United Kingdom)†(a)	3.625%		10/14/2025	51,356,000	51,098,054
Total					204,868,824

Agriculture 0.49%
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	8,369,000	8,248,784
Philip Morris International, Inc.	5.174% (SOFR + 0.83%	)#	4/28/2028	41,385,000	41,595,735
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	14,303,000	13,935,266
Total					63,779,785

Airlines 0.29%
American Airlines Pass-Through Trust Class A	3.375%		11/1/2028	17,030,136	16,553,296
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	11,851,643	11,807,767
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	9,774,820	9,957,636
Total					38,318,699

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 6.07%
American Honda Finance Corp.	4.898% (SOFR + 0.55%	)#	5/21/2026	$30,000,000	$30,016,778
American Honda Finance Corp.	4.945% (SOFR + 0.60%	)#	8/14/2025	22,201,000	22,216,302
American Honda Finance Corp.	5.056% (SOFR + 0.71%	)#	1/9/2026	44,151,000	44,215,671
American Honda Finance Corp.	5.056% (SOFR + 0.71%	)#	7/9/2027	22,231,000	22,239,074
American Honda Finance Corp.	5.116% (SOFR + 0.77%	)#	3/12/2027	26,612,000	26,638,164
BMW U.S. Capital LLC†	5.128% (SOFR + 0.78%	)#	3/19/2027	28,359,000	28,366,264
BMW U.S. Capital LLC†	5.144% (SOFR + 0.80%	)#	8/13/2026	13,000,000	13,047,507
Daimler Truck Finance North America LLC†	5.308% (SOFR + 0.96%	)#	9/25/2027	23,668,000	23,685,641
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	28,926,000	28,963,829
Ford Motor Credit Co. LLC	3.375%		11/13/2025	3,090,000	3,065,832
Ford Motor Credit Co. LLC	4.134%		8/4/2025	16,761,000	16,726,284
Ford Motor Credit Co. LLC	4.389%		1/8/2026	37,383,000	37,089,152
Ford Motor Credit Co. LLC	4.687%		6/9/2025	14,067,000	14,065,652
Ford Motor Credit Co. LLC	5.125%		6/16/2025	46,003,000	46,001,622
Ford Motor Credit Co. LLC	5.794% (SOFR + 1.45%	)#	11/5/2026	33,421,000	33,084,025
General Motors Financial Co., Inc.	5.394% (SOFR + 1.05%	)#	7/15/2027	44,543,000	44,260,613
General Motors Financial Co., Inc.	5.693% (SOFR + 1.35%	)#	5/8/2027	26,796,000	26,759,456
Hyundai Capital America†	5.494% (SOFR + 1.15%	)#	8/4/2025	40,797,000	40,841,243
Hyundai Capital America†	5.664% (SOFR + 1.32%	)#	11/3/2025	40,746,000	40,846,761
Hyundai Capital America†	5.80%		6/26/2025	26,465,000	26,477,516
Hyundai Capital America†	5.85% (SOFR + 1.5%	)#	1/8/2027	30,859,000	31,084,969
Mercedes-Benz Finance North America LLC†	4.975% (SOFR + 0.63%	)#	7/31/2026	26,583,000	26,601,108
Mercedes-Benz Finance North America LLC†	5.196% (SOFR + 0.85%	)#	11/15/2027	44,391,000	44,418,225
Toyota Motor Credit Corp.	4.997% (SOFR + 0.65%	)#	1/5/2026	53,162,000	53,255,265

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.	5.113% (SOFR + 0.77%	)#	8/7/2026	$3,000,000	$3,012,053
Volkswagen Group of America Finance LLC†	5.178% (SOFR + 0.83%	)#	3/20/2026	24,100,000	24,137,058
Volkswagen Group of America Finance LLC†	5.276% (SOFR + 0.93%	)#	9/12/2025	22,115,000	22,134,943
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	22,115,000	22,151,805
Total					795,402,812

Banks 25.74%
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	5.024% (SOFR + 0.68%	)#	7/16/2027	35,570,000	35,669,858
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	5.154% (SOFR + 0.81%	)#	1/18/2027	26,601,000	26,799,561
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	5.862% (1 yr. CMT + 2.30%	)#	9/14/2026	4,325,000	4,334,643
Banco Nacional de Comercio Exterior SNC (Cayman Islands)(a)	4.375%		10/14/2025	43,427,000	43,428,520
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	74,432,000	72,725,520
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	46,146,000	44,495,812
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	57,174,000	57,391,433
Bank of Montreal (Canada)(a)	5.30% (SOFR + 0.95%	)#	9/25/2025	43,632,000	43,723,034
Bank of Montreal (Canada)(a)	5.507% (SOFR + 1.16%	)#	12/11/2026	26,605,000	26,850,468
Bank of Nova Scotia (Canada)(a)	5.436% (SOFR + 1.09%	)#	6/12/2025	43,743,000	43,757,051
Barclays PLC (United Kingdom)(a)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	10,513,000	10,149,090
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	52,881,000	53,426,665
BNP Paribas SA (France)†(a)	1.323% (SOFR + 1.00%	)#	1/13/2027	25,480,000	24,952,873
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%	)#	6/9/2026	36,190,000	36,171,636
BNP Paribas SA (France)†(a)	4.375%		9/28/2025	17,393,000	17,354,919

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(a)	1.652% (SOFR + 1.52%	)#	10/6/2026	$43,834,000	$43,319,706
BPCE SA (France)†(a)	2.045% (SOFR + 1.09%	)#	10/19/2027	16,014,000	15,422,022
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	46,664,000	46,959,805
Canadian Imperial Bank of Commerce (Canada)(a)	5.277% (SOFR + 0.93%	)#	9/11/2027	43,390,000	43,479,098
Capital One NA	3.45%		7/27/2026	42,609,000	42,016,256
Citibank NA	5.052% (SOFR + 0.71%	)#	8/6/2026	18,165,000	18,196,085
Citibank NA	5.058% (SOFR + 0.71%	)#	11/19/2027	43,762,000	43,733,439
Citibank NA	5.135% (SOFR + 0.78%	)#	5/29/2027	50,000,000	50,036,980
Citibank NA	5.155% (SOFR + 0.81%	)#	9/29/2025	43,778,000	43,831,693
Citigroup, Inc.	5.486% (SOFR + 1.14%	)#	5/7/2028	50,000,000	50,128,370
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	73,814,000	73,989,488
Citizens Bank NA	3.75%		2/18/2026	13,773,000	13,682,085
Citizens Financial Group, Inc.	2.85%		7/27/2026	26,204,000	25,687,235
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	60,390,000	59,824,815
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	–	–
Goldman Sachs Bank USA	5.118% (SOFR + 0.77%	)#	3/18/2027	44,364,000	44,402,887
Goldman Sachs Bank USA	5.414% (SOFR + 0.75%	)#	5/21/2027	44,883,000	45,207,700
Goldman Sachs Group, Inc.	1.431% (SOFR + 0.80%	)#	3/9/2027	93,080,000	90,749,988
Goldman Sachs Group, Inc.	5.408% (SOFR + 1.07%	)#	8/10/2026	43,667,000	43,728,235
Goldman Sachs Group, Inc.	5.634% (SOFR + 1.29%	)#	4/23/2028	27,595,000	27,774,794
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%	)#	8/10/2026	30,017,000	30,073,777
HSBC Holdings PLC (United Kingdom)(a)	2.099% (SOFR + 1.93%	)#	6/4/2026	8,933,000	8,931,692

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%	)#	9/12/2026	$34,288,000	$34,223,942
HSBC USA, Inc.	5.31% (SOFR + 0.96%	)#	3/4/2027	26,831,000	26,965,059
HSBC USA, Inc.(b)	5.323% (SOFR + 0.97%	)#	6/3/2028	11,519,000	11,537,435
Huntington National Bank	5.064% (SOFR + 0.72%	)#	4/12/2028	40,380,000	40,300,119
JPMorgan Chase Bank NA	5.347% (SOFR + 1.00%	)#	12/8/2026	26,705,000	26,948,189
Lloyds Banking Group PLC (United Kingdom)(a)	4.65%		3/24/2026	69,118,000	68,935,683
Lloyds Banking Group PLC (United Kingdom)(a)	4.716% (1 yr. CMT + 1.75%	)#	8/11/2026	8,692,000	8,689,625
Macquarie Bank Ltd. (Australia)†(a)	4.875%		6/10/2025	9,554,000	9,553,485
Macquarie Bank Ltd. (Australia)†(a)	5.269% (SOFR + 0.92%	)#	7/2/2027	22,238,000	22,392,386
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%	)#	1/12/2027	14,900,000	14,599,874
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	22,316,000	22,313,717
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%	)#	10/15/2027	15,470,000	15,464,504
Morgan Stanley Bank NA	5.029% (SOFR + 0.69%	)#	10/15/2027	44,357,000	44,379,007
National Australia Bank Ltd. (Australia)†(a)	4.945% (SOFR + 0.60%	)#	10/26/2027	30,100,000	30,154,649
National Australia Bank Ltd. (Australia)†(a)	4.997% (SOFR + 0.65%	)#	12/10/2025	17,634,000	17,670,340
National Bank of Canada (Canada)(a)	4.702% (SOFR + 0.56%	)#	3/5/2027	30,816,000	30,786,471
National Bank of Canada (Canada)(a)	5.25% (SOFR + 0.90%	)#	3/25/2027	41,500,000	41,527,930
National Securities Clearing Corp.†	5.15%		6/26/2026	27,884,000	28,136,622
NatWest Group PLC (United Kingdom)(a)	1.642% (1 yr. CMT + 0.90%	)#	6/14/2027	14,353,000	13,909,825
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	33,174,000	33,558,604
NatWest Markets PLC (United Kingdom)†(a)	5.298% (SOFR + 0.95%	)#	3/21/2028	31,796,000	31,825,061
PNC Bank NA	4.543% (SOFR + 0.63%	)#	5/13/2027	37,972,000	37,981,308

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
PNC Bank NA	4.844% (SOFR + 0.50%	)#	1/15/2027		$38,927,000	$38,943,578
Regions Financial Corp.	5.75% (5 yr. CMT + 5.43%	)#	–	(c)	9,102,000	9,117,333
Royal Bank of Canada (Canada)(a)	5.063% (SOFR + 0.72%	)#	10/18/2027		34,533,000	34,563,349
Royal Bank of Canada (Canada)(a)	5.134% (SOFR + 0.79%	)#	7/23/2027		35,810,000	35,873,269
Royal Bank of Canada (Canada)(a)	5.294% (SOFR + 0.95%	)#	1/19/2027		22,170,000	22,335,124
Royal Bank of Canada (Canada)(a)	5.424% (SOFR + 1.08%	)#	7/20/2026		43,671,000	43,989,656
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.532% (1 yr. CMT + 1.25%	)#	8/21/2026		6,719,000	6,669,446
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.673% (SOFR + 0.99%	)#	6/14/2027		144,981,000	140,121,108
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.833% (SOFR + 2.75%	)#	11/21/2026		92,957,000	93,814,392
Skandinaviska Enskilda Banken AB (Sweden)†(a)	5.237% (SOFR + 0.89%	)#	3/5/2027		22,357,000	22,505,249
Societe Generale SA (France)†(a)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026		10,512,000	10,316,077
Societe Generale SA (France)†(a)	1.792% (1 yr. CMT + 1.00%	)#	6/9/2027		15,000,000	14,533,193
Societe Generale SA (France)†(a)	2.797% (1 yr. CMT + 1.30%	)#	1/19/2028		15,000,000	14,483,617
Societe Generale SA (France)†(a)	5.446% (SOFR + 1.10%	)#	2/19/2027		30,443,000	30,425,322
State Street Bank & Trust Co.	4.809% (SOFR + 0.46%	)#	11/25/2026		13,196,000	13,200,873
State Street Corp.	4.543% (SOFR + 0.95%	)#	4/24/2028		11,428,000	11,457,693
State Street Corp.	4.984% (SOFR + 0.64%	)#	10/22/2027		16,201,000	16,187,510
State Street Corp.	5.189% (SOFR + 0.85%	)#	8/3/2026		43,600,000	43,787,866
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.646% (SOFR + 1.30%	)#	7/13/2026		21,769,000	21,949,131

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	5.327% (SOFR + 0.98%	)#	9/10/2027	$21,412,000	$21,576,936
Svenska Handelsbanken AB (Sweden)†(a)	5.596% (SOFR + 1.25%	)#	6/15/2026	39,406,000	39,763,223
Swedbank AB (Sweden)†(a)	5.726% (SOFR + 1.38%	)#	6/15/2026	41,440,000	41,875,078
Synchrony Bank	5.40%		8/22/2025	23,965,000	23,992,673
Toronto-Dominion Bank (Canada)(a)	3.766%		6/6/2025	21,057,000	21,054,951
Toronto-Dominion Bank (Canada)(a)	4.967% (SOFR + 0.62%	)#	12/17/2026	43,904,000	43,946,776
Toronto-Dominion Bank (Canada)(a)	5.166% (SOFR + 0.82%	)#	1/31/2028	33,211,000	33,257,363
Toronto-Dominion Bank (Canada)(a)	5.424% (SOFR + 1.08%	)#	7/17/2026	43,611,000	43,887,673
Truist Bank	4.671% (SOFR + 0.59%	)#	5/20/2027	30,813,000	30,841,309
U.S. Bank NA	5.034% (SOFR + 0.69%	)#	10/22/2027	51,851,000	51,840,449
U.S. Bank NA	5.256% (SOFR + 0.91%	)#	5/15/2028	45,959,000	46,053,799
UBS Group AG (Switzerland)†(a)	1.305% (SOFR + 0.98%	)#	2/2/2027	26,412,000	25,807,244
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	41,161,000	39,611,378
UBS Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%	)#	6/5/2026	42,709,000	42,700,712
UBS Group AG (Switzerland)†(a)	4.125%		9/24/2025	26,655,000	26,595,561
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	34,683,000	34,665,276
UBS Group AG (Switzerland)†(a)	6.373% (SOFR + 3.34%	)#	7/15/2026	13,691,000	13,710,535
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	65,728,000	65,252,633
Wells Fargo & Co.	4.90% (SOFR + 0.78%	)#	1/24/2028	41,496,000	41,666,959
Wells Fargo Bank NA	5.403% (SOFR + 1.06%	)#	8/7/2026	44,218,000	44,562,188
Total					3,371,197,570

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Beverages 0.48%
Bacardi Ltd.†	2.75%		7/15/2026	$37,279,000	$36,449,405
Keurig Dr. Pepper, Inc.	5.226% (SOFR + 0.88%	)#	3/15/2027	26,617,000	26,735,954
Total					63,185,359

Biotechnology 0.20%
Amgen, Inc.	5.507%		3/2/2026	19,809,000	19,813,988
Illumina, Inc.	4.65%		9/9/2026	6,466,000	6,460,423
Total					26,274,411

Building Materials 0.32%
Holcim Finance U.S. LLC†	4.60%		4/7/2027	42,162,000	42,221,117

Chemicals 0.31%
CF Industries, Inc.†	4.50%		12/1/2026	25,315,000	25,240,904
DuPont de Nemours, Inc.	4.493%		11/15/2025	4,810,000	4,806,907
Nutrien Ltd. (Canada)(a)	5.95%		11/7/2025	10,366,000	10,413,126
Total					40,460,937

Commercial Services 0.33%
GXO Logistics, Inc.	1.65%		7/15/2026	15,777,000	15,195,392
PayPal Holdings, Inc.	5.017% (SOFR + 0.67%	)#	3/6/2028	28,327,000	28,361,553
Total					43,556,945

Computers 0.09%
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	11,388,000	11,374,171

Diversified Financial Services 2.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		1/30/2026	6,378,000	6,249,891
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%		10/1/2025	16,543,000	16,523,175
Air Lease Corp.	3.375%		7/1/2025	15,250,000	15,230,781
Air Lease Corp.	3.75%		6/1/2026	13,089,000	12,983,559
Air Lease Corp.	5.30%		6/25/2026	38,117,000	38,380,209
Aircastle Ltd.†	5.25%		8/11/2025	30,251,000	30,233,407
American Express Co.	6.338% (SOFR + 1.33%	)#	10/30/2026	21,495,000	21,644,299
Aviation Capital Group LLC†	1.95%		1/30/2026	16,967,000	16,638,055
Aviation Capital Group LLC†	1.95%		9/20/2026	17,121,000	16,473,256
Aviation Capital Group LLC†	4.125%		8/1/2025	7,858,000	7,848,472

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	4.875%		10/1/2025	$7,982,000	$7,981,309
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	34,088,000	33,324,919
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%		11/18/2027	4,038,000	3,807,726
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	44,574,000	44,261,241
Jefferies Financial Group, Inc.	5.00%		2/10/2026	44,429,000	44,429,984
Jefferies Financial Group, Inc.	5.03%		3/16/2026	22,202,000	22,230,183
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	8,539,000	8,497,745
Synchrony Financial	4.50%		7/23/2025	12,903,000	12,894,184
Synchrony Financial	4.875%		6/13/2025	13,947,000	13,949,146
Total					373,581,541

Electric 1.69%
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(d)	6/15/2026	15,377,000	15,453,575
American Electric Power Co., Inc.	5.699%		8/15/2025	9,376,000	9,389,987
Cleco Corporate Holdings LLC	3.743%		5/1/2026	4,754,000	4,699,761
Consolidated Edison Co. of New York, Inc.	4.866% (SOFR + 0.52%	)#	11/18/2027	13,174,000	13,147,387
Duke Energy Corp.	0.90%		9/15/2025	4,817,000	4,765,173
Duke Energy Progress LLC(e)	4.35%		3/6/2027	15,894,000	15,952,468
Emera U.S. Finance LP	3.55%		6/15/2026	9,498,000	9,374,305
Fells Point Funding Trust†	3.046%		1/31/2027	13,000,000	12,647,851
Georgia Power Co.	4.633% (SOFR + 0.28%	)#	9/15/2026	30,747,000	30,745,126
NextEra Energy Capital Holdings, Inc.	5.144% (SOFR + 0.80%	)#	2/4/2028	24,870,000	24,918,703
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	8,790,000	8,813,330
NRG Energy, Inc.†	2.00%		12/2/2025	32,139,000	31,620,236
Pacific Gas & Electric Co.	5.30% (SOFR + 0.95%	)#	9/4/2025	12,034,000	12,033,334
Vistra Operations Co. LLC†	3.70%		1/30/2027	25,883,000	25,405,975
Vistra Operations Co. LLC†	5.05%		12/30/2026	2,943,000	2,952,515
Total					221,919,726

Electronics 0.11%
Vontier Corp.	1.80%		4/1/2026	14,104,000	13,762,167

Food 0.36%
Flowers Foods, Inc.	3.50%		10/1/2026	18,525,000	18,197,347
Mars, Inc.†	4.45%		3/1/2027	28,818,000	28,858,508
Total					47,055,855

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas 0.33%
East Ohio Gas Co.†	1.30%		6/15/2025	$6,238,000	$6,229,756
National Fuel Gas Co.	5.50%		10/1/2026	6,726,000	6,780,428
Spire, Inc.	5.30%		3/1/2026	30,294,000	30,393,189
Total					43,403,373

Hand/Machine Tools 1.02%
Regal Rexnord Corp.	6.05%		2/15/2026	133,298,000	134,017,424

Health Care-Services 0.22%
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%		12/1/2026	10,653,000	10,189,032
HCA, Inc.	5.223% (SOFR + 0.87%	)#	3/1/2028	12,336,000	12,405,692
UnitedHealth Group, Inc.	4.844% (SOFR + 0.5%	)#	7/15/2026	6,677,000	6,679,995
Total					29,274,719

Insurance 2.55%
AEGON Funding Co. LLC†(e)	5.50%		4/16/2027	14,595,000	14,748,238
Athene Global Funding†	2.55%		6/29/2025	5,500,000	5,489,572
Athene Global Funding†	4.95%		1/7/2027	31,103,000	31,195,705
Athene Global Funding†	5.56% (SOFR + 1.21%	)#	3/25/2027	26,628,000	26,828,615
Athene Global Funding†	5.684%		2/23/2026	30,976,000	31,181,638
Brighthouse Financial Global Funding†	5.55%		4/9/2027	18,238,000	18,479,477
CNO Global Funding †	1.75%		10/7/2026	9,962,000	9,566,946
Corebridge Global Funding†	5.097% (SOFR + 0.75%	)#	1/7/2028	42,614,000	42,442,440
Corebridge Global Funding†	5.65% (SOFR + 1.30%	)#	9/25/2026	29,760,000	29,975,254
Corebridge Global Funding†(e)	5.75%		7/2/2026	4,440,000	4,497,339
GA Global Funding Trust†	1.625%		1/15/2026	5,350,000	5,245,592
Jackson National Life Global Funding†	3.05%		4/29/2026	27,665,000	27,303,962
Jackson National Life Global Funding†	4.90%		1/13/2027	22,227,000	22,320,375
Jackson National Life Global Funding†	5.314% (SOFR + 0.97%	)#	1/14/2028	42,738,000	42,692,685
Jackson National Life Global Funding†	5.60%		4/10/2026	8,946,000	9,021,684
Marsh & McLennan Cos., Inc.	5.043% (SOFR + 0.70%	)#	11/8/2027	12,980,000	12,996,147
Total					333,985,669

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet 0.83%
Prosus NV (Netherlands)(a)	5.50%		7/21/2025	$44,449,000	$44,469,867
Uber Technologies, Inc.†	7.50%		9/15/2027	64,031,000	64,689,175
Total					109,159,042

Leisure Time 0.10%
Royal Caribbean Cruises Ltd.†	5.50%		8/31/2026	12,500,000	12,509,600

Lodging 0.42%
Las Vegas Sands Corp.	2.90%		6/25/2025	38,482,000	38,433,863
Las Vegas Sands Corp.	3.50%		8/18/2026	17,256,000	16,889,375
Total					55,323,238

Machinery: Construction & Mining 0.17%
Caterpillar Financial Services Corp.	4.906% (SOFR + 0.56%	)#	11/15/2027	22,196,000	22,183,773

Media 0.57%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%		7/23/2025	70,183,000	70,174,364
Discovery Communications LLC	3.95%		6/15/2025	4,923,000	4,920,398
Total					75,094,762

Mining 0.48%
Glencore Funding LLC†	5.10% (SOFR + 0.75%	)#	10/1/2026	15,806,000	15,819,179
Glencore Funding LLC†	5.408% (SOFR + 1.06%	)#	4/4/2027	23,809,000	23,891,194
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.375%		3/12/2027	6,645,000	6,665,482
Rio Tinto Finance USA PLC (United Kingdom)(a)	5.186% (SOFR + 0.84%	)#	3/14/2028	15,902,000	15,998,300
Total					62,374,155

Miscellaneous Manufacturing 0.31%
Siemens Funding BV (Netherlands)†(a)	4.99% (SOFR + 0.64%	)#	5/26/2028	40,000,000	40,053,870

Oil & Gas 0.84%
Chevron USA, Inc.	4.71% (SOFR + 0.36%	)#	2/26/2027	13,300,000	13,305,344
Chevron USA, Inc.	4.82% (SOFR + 0.47%	)#	2/26/2028	16,130,000	16,149,802
Continental Resources, Inc.†	2.268%		11/15/2026	4,625,000	4,439,341
Devon Energy Corp.	5.85%		12/15/2025	9,803,000	9,833,682

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
EQT Corp.†	6.50%		7/1/2027	$19,187,000	$19,531,389
EQT Corp.†	7.50%		6/1/2027	15,668,000	15,964,191
Occidental Petroleum Corp.	8.50%		7/15/2027	29,129,000	30,799,898
Total					110,023,647

Oil & Gas Services 0.02%
Halliburton Co.	3.80%		11/15/2025	2,422,000	2,409,505

Packaging & Containers 0.24%
Berry Global, Inc.†	4.875%		7/15/2026	28,419,000	28,348,811
Sonoco Products Co.	4.45%		9/1/2026	2,475,000	2,463,380
Total					30,812,191

Pharmaceuticals 0.36%
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	6,459,000	6,435,813
GlaxoSmithKline Capital PLC (United Kingdom)(a)	4.846% (SOFR + 0.50%	)#	3/12/2027	40,169,000	40,276,168
Total					46,711,981

Pipelines 0.67%
Enbridge Energy Partners LP	5.875%		10/15/2025	8,395,000	8,409,081
Energy Transfer LP	5.95%		12/1/2025	10,234,000	10,262,893
ONEOK, Inc.	2.20%		9/15/2025	4,295,000	4,265,260
ONEOK, Inc.	4.85%		7/15/2026	10,883,000	10,897,932
ONEOK, Inc.	5.00%		3/1/2026	34,186,000	34,242,684
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	12,435,000	12,425,969
Williams Cos., Inc.	4.00%		9/15/2025	7,900,000	7,883,179
Total					88,386,998

REITS 2.67%
American Tower Corp.	1.60%		4/15/2026	37,582,000	36,589,684
Crown Castle, Inc.	1.35%		7/15/2025	6,000,000	5,973,838
Crown Castle, Inc.	3.70%		6/15/2026	20,996,000	20,778,444
Crown Castle, Inc.	4.45%		2/15/2026	31,552,000	31,516,159
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	64,920,000	64,817,654
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	26,771,000	26,078,223
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	11,066,000	10,833,181
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	13,333,000	13,324,670

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
Public Storage Operating Co.	4.944% (SOFR + 0.60%	)#	7/25/2025	$13,071,000	$13,076,859
Public Storage Operating Co.	5.044% (SOFR + 0.70%	)#	4/16/2027	21,144,000	21,147,239
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	22,867,000	22,458,243
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	57,950,000	57,343,594
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	5,000,000	4,971,971
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	16,659,000	16,827,289
WEA Finance LLC†	2.875%		1/15/2027	3,977,000	3,851,842
Total					349,588,890

Retail 0.29%
Home Depot, Inc.	5.10%		12/24/2025	37,331,000	37,477,939

Software 0.28%
Oracle Corp.	5.105% (SOFR + 0.76%	)#	8/3/2028	29,012,000	29,068,381
VMware LLC	1.40%		8/15/2026	8,207,000	7,904,191
Total					36,972,572

Toys/Games/Hobbies 0.14%
Mattel, Inc.†	3.375%		4/1/2026	18,168,000	17,902,375
Total Corporate Bonds (cost $6,971,092,867)					6,994,625,642

FLOATING RATE LOANS(f) 4.07%

Biotechnology 0.44%
Amgen, Inc. 2022 Term Loan	5.52% (3 mo. USD Term SOFR + 1.13%	)	12/22/2025	57,320,000	57,320,000

Diversified Financial Services 0.24%
LPL Holdings, Inc. 2024 Term Loan A	5.804% (1 mo. USD Term SOFR + 1.38%	)	12/7/2026	31,224,000	31,263,030

Electronics 0.50%
Honeywell International, Inc. Term Loan A1	5.458% (3 mo. USD Term SOFR + 1.13%	)	5/7/2027	65,000,000	65,081,250

Engineering & Capital Goods 0.15%
Regal Rexnord Corp. Term Loan A1	–	(g)	3/26/2027	19,951,318	20,076,014

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.31%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	5.679% (1 mo. USD Term SOFR + 1.25%	)	9/30/2026	$15,683,891	$15,703,495
Solventum Corp. Delayed Draw Term Loan	5.818% (1 mo. USD Term SOFR + 1.38%	)	8/15/2025	9,500,000	9,511,875
Solventum Corp. Term Loan	5.818% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	15,000,000	15,000,000
Total					40,215,370

Home Furnishings 0.13%
Whirlpool Corp. Term Loan B	5.677% (1 mo. USD Term SOFR + 1.25%	)	9/23/2025	17,500,000	17,543,750

Insurance 0.45%
Aon Corp. Term Loan A	5.429% (1 mo. USD Term SOFR + 1.00%	)	6/15/2027	46,846,360	46,846,360
Brown & Brown, Inc. Term Loan	5.677% (1 mo. USD Term SOFR + 1.75%	)	10/27/2026	12,500,000	12,546,875
Total					59,393,235

Oil & Gas 0.42%
Diamondback E&P LLC Delayed Draw Term Loan(h)	–	(g)	4/1/2027	55,290,000	55,290,000

Pharmaceuticals 0.42%
Cencora, Inc. Delayed Draw Term Loan	5.554% (1 mo. USD Term SOFR + 1.13%	)	11/26/2027	55,691,066	55,482,225

Real Estate Investment Trusts 0.34%
Host Hotels & Resorts LP 2023 Term Loan A1	5.327% (1 mo. USD Term SOFR + 0.90%	)	1/4/2027	44,760,333	44,508,556

Semiconductors 0.51%
Broadcom, Inc. Term Loan A5	5.452% (1 mo. USD Term SOFR + 1.13%	)	8/15/2028	44,603,000	44,603,000
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	5.804% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	22,500,000	22,584,375
Total					67,187,375

Utilities 0.16%
ENEL Finance America LLC Term Loan	5.562% (6 mo. USD Term SOFR + 1.30%	)	11/20/2026	20,285,714	20,311,071
Total Floating Rate Loans (cost $534,349,425)					533,671,876

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.87%

Kazakhstan 0.27%
Kazakhstan Government International Bonds	5.125%		7/21/2025	$35,765,000	$35,775,363

Panama 0.15%
Panama Government International Bonds	7.125%		1/29/2026	18,722,000	19,031,849

South Korea 0.45%
Korea National Oil Corp.†	5.18% (SOFR + 0.83%	)#	4/3/2027	12,514,000	12,569,725
Korea National Oil Corp.†(e)	5.252% (SOFR + 0.90%	)#	9/30/2027	30,714,000	30,868,799
Korea National Oil Corp.†(e)	5.423% (SOFR + 1.08%	)#	11/14/2026	15,000,000	15,183,795
Total					58,622,319
Total Foreign Government Obligations (cost $112,928,592)					113,429,531

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.72%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4	3.574%		2/15/2050	11,097,150	10,890,389
BX Trust Series 2021-ARIA Class A†	5.343% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	3,184,000	3,169,526
CD Mortgage Trust Series 2016-CD2 Class A3	3.248%		11/10/2049	12,557,872	12,332,113
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3	3.865%		1/10/2048	25,355,000	25,180,692
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2	2.95%		11/10/2049	13,198,336	12,960,507
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A3	3.515%		9/10/2058	605,035	603,866
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4	3.778%		9/10/2058	12,730,412	12,672,060
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A3	3.549%		11/10/2048	9,278,501	9,218,265
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A3	2.944%		5/10/2049	10,413,136	10,287,043
Citigroup Commercial Mortgage Trust Series 2016-C3 Class A4	3.154%		11/15/2049	9,818,045	9,572,887
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	15,462,728	15,253,309
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3	3.05%		4/10/2049	3,286,239	3,260,461
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	39,730,000	39,252,084

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A3	3.063%		4/15/2049	$23,988,676	$23,692,361
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A4	3.329%		4/15/2049	21,525,478	21,151,079
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A3	3.442%		4/14/2050	15,225,547	14,943,299
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4	3.712%		4/14/2050	7,740,600	7,557,707
COMM Mortgage Trust Series 2016-CR28 Class A4	3.762%		2/10/2049	14,381,235	14,289,621
COMM Mortgage Trust Series 2016-DC2 Class A4	3.497%		2/10/2049	18,458,682	18,379,754
COMM Mortgage Trust Series 2017-COR2 Class A2	3.239%		9/10/2050	34,039,216	33,061,231
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	549,007	548,278
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A4	2.823%		1/15/2049	17,119,312	16,930,135
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5	3.09%		1/15/2049	5,565,000	5,471,309
CSAIL Commercial Mortgage Trust Series 2017-C8 Class A3	3.127%		6/15/2050	22,579,544	21,859,142
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A4	3.176%		9/15/2050	5,641,507	5,528,605
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.272% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	7,673,723	7,667,596
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	8,070,020	8,110,969
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.372% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	7,805,000	7,806,923
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.322% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	1,989,197	1,988,613
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.572% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	4,609,955	4,618,626
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.572% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	15,123,750	15,177,122

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.272% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	$4,875,000	$4,869,961
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.321% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	7,245,730	7,241,458
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R03 Class 2A1†	5.772% (30 day USD SOFR Average + 1.45%	)#	3/25/2045	5,762,839	5,795,104
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2M1†	5.222% (30 day USD SOFR Average + 0.90%	)#	11/25/2041	396,876	396,768
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.522% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	5,408,047	5,407,041
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05 Class 2M1†	5.322% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	9,298,695	9,295,951
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.271% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	12,260,959	12,242,296
GS Mortgage Securities Trust Series 2015-GC32 Class A4	3.764%		7/10/2048	7,267,199	7,255,416
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	3,620,395	3,550,677
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A5	3.914%		1/15/2049	17,800,073	17,642,631
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.822%		7/15/2048	19,078,000	18,995,928
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A3A	2.881%		6/15/2049	5,321,499	5,245,806
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	10,000,000	9,796,861
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3	3.141%		12/15/2049	6,862,700	6,655,640
KIND Trust Series 2021-KIND Class A†	5.40% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	8,806,473	8,685,567

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.732%		5/15/2048	$8,762,668	$8,744,092
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A4	3.252%		10/15/2048	1,005,028	1,004,171
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5	3.531%		10/15/2048	21,985,000	21,860,149
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A3	3.473%		12/15/2047	19,708,033	19,651,467
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	12,000,000	11,929,421
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.544%		1/15/2049	11,569,993	11,418,338
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A4	2.60%		9/15/2049	12,467,892	12,191,282
Morgan Stanley Capital I Trust Series 2016-UB11 Class A3	2.531%		8/15/2049	20,970,106	20,474,905
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A4	3.594%		3/15/2049	5,700,000	5,626,804
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	9,113,431	8,834,278
UBS Commercial Mortgage Trust Series 2017-C3 Class A3	3.167%		8/15/2050	17,523,000	17,087,610
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class A4	3.695%		11/15/2048	12,264,000	12,191,755
Wells Fargo Commercial Mortgage Trust Series 2015-P2 Class A3	3.541%		12/15/2048	2,052,169	2,038,611
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL†	5.493% (1 mo. USD Term SOFR + 1.16%	)#	7/15/2048	19,000,000	19,008,075
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A5	3.794%		12/15/2049	25,050,000	24,631,224
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3	2.684%		10/15/2049	10,372,150	10,200,205
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A4	3.64%		12/15/2059	9,435,000	9,255,650
Wells Fargo Commercial Mortgage Trust Series 2016-NXS5 Class A4	3.37%		1/15/2059	1,217,901	1,210,646
Wells Fargo Commercial Mortgage Trust Series 2016-NXS5 Class A6	3.635%		1/15/2059	15,000,000	14,846,167
Total Non-Agency Commercial Mortgage-Backed Securities (cost $746,599,830)					748,717,527

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 2.49%
U.S. Treasury Inflation-Indexed Notes(i)	0.375%	7/15/2025	$108,360,577	$108,297,017
U.S. Treasury Notes	4.25%	11/30/2026	74,000,000	74,263,047
U.S. Treasury Notes	5.00%	9/30/2025	142,781,400	143,069,142
Total U.S. Treasury Obligations (cost $322,841,806)				325,629,206
Total Long-Term Investments (cost $12,309,806,926)				12,342,474,277

SHORT-TERM INVESTMENTS 5.60%

COMMERCIAL PAPER 5.57%

Chemicals 0.83%
FMC Corp.†	5.173%	6/2/2025	108,866,000	108,866,000

Commercial Services 0.04%
Global Payments, Inc.	4.97%	6/2/2025	2,600,000	2,600,000
Global Payments, Inc.	5.135%	6/18/2025	2,500,000	2,494,389
Total				5,094,389

Food 0.48%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL†	5.09%	6/3/2025	38,489,000	38,483,643
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL†	5.135%	6/11/2025	11,259,000	11,244,786
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL†	5.148%	6/23/2025	13,202,000	13,163,109
Total				62,891,538

Investment Companies 1.04%
HA Sustainable Infrastructure Capital, Inc.†	5.072%	6/2/2025	15,000,000	15,000,000
HA Sustainable Infrastructure Capital, Inc.†	5.555%	6/26/2025	35,206,000	35,078,085
HA Sustainable Infrastructure Capital, Inc.†	5.556%	6/27/2025	30,805,000	30,688,411
HA Sustainable Infrastructure Capital, Inc.†	5.559%	6/24/2025	12,500,000	12,458,368
HA Sustainable Infrastructure Capital, Inc.†	5.561%	7/1/2025	43,933,000	43,740,122
Total				136,964,986

Media 0.17%
Discovery Communications LLC	5.398%	6/9/2025	22,074,000	22,051,251

Oil & Gas 0.90%
APA Corp.†	5.021%	6/2/2025	117,500,000	117,500,000

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Packaging & Containers 0.23%
Sonoco Products Co.	5.267%	6/11/2025	$17,439,000	$17,416,460
Sonoco Products Co.	5.268%	6/12/2025	13,243,000	13,223,982
Total				30,640,442

REITS 1.14%
Crown Castle, Inc.†	5.115%	6/5/2025	102,391,000	102,348,167
Crown Castle, Inc.†	5.116%	6/26/2025	47,000,000	46,842,706
Total				149,190,873

Shipbuilding 0.16%
Huntington Ingalls Industries, Inc.†	5.123%	6/2/2025	20,750,000	20,750,000

Telecommunications 0.58%
TELUS Corp.†	4.833%	6/6/2025	24,323,000	24,310,271
TELUS Corp.†	4.895%	7/11/2025	36,500,000	36,312,177
TELUS Corp.†	5.042%	7/11/2025	12,000,000	11,936,300
TELUS Corp.†	5.148%	7/15/2025	3,500,000	3,479,098
Total				76,037,846
Total Commercial Paper (cost $729,884,118)				729,987,325

Time Deposits 0.00%
CitiBank N.A.(j) (cost $350,230)			350,230	350,230

			Shares

Money Market Funds 0.03%
Fidelity Government Portfolio(j) (cost $3,152,070)			3,152,070	3,152,070
Total Short-Term Investments (cost $733,386,418)				733,489,625
Total Investments in Securities 99.83% (cost $13,043,193,344)				13,075,963,902
Less Unfunded Loan Commitments (0.42%) (cost $55,013,550)				(55,290,000)
Net Investments in Securities 99.41% (cost $12,988,179,794)				13,020,673,902
Other Assets and Liabilities – Net(k) 0.59%				77,934,939
Net Assets 100.00%				$13,098,608,841

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $5,809,902,874, which represents 44.36% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2025.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2025

(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2025.
(g)	Interest Rate to be determined.
(h)	Security partially/fully unfunded (See Note 2(d)).
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at May 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	2,261	Long	$468,498,421	$469,016,187	$517,766

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,626,400,495	$–	$3,626,400,495
Corporate Bonds	–	6,994,625,642	–	6,994,625,642
Floating Rate Loans	–	533,671,876	–	533,671,876
Less Unfunded Loan Commitments	–	(55,290,000)	–	(55,290,000)
Foreign Government Obligations	–	113,429,531	–	113,429,531
Non-Agency Commercial Mortgage-Backed Securities	–	748,717,527	–	748,717,527
U.S. Treasury Obligations	–	325,629,206	–	325,629,206
Short-Term Investments
Commercial Paper	–	729,987,325	–	729,987,325
Time Deposits	–	350,230	–	350,230
Money Market Funds	3,152,070	–	–	3,152,070
Total	$3,152,070	$13,017,521,832	$–	$13,020,673,902
Other Financial Instruments
Futures Contracts
Assets	$517,766	$–	$–	$517,766
Liabilities	–	–	–	–
Total	$517,766	$–	$–	$517,766

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

320	See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

May 31, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$528,038,830	$5,562,305,486	$4,788,316,561
Investments in securities, at fair value including $0, $4,981,004, $23,923,855, $66,647,418, $91,007,416, $71,524,008 and $0, respectively, of securities loaned	$560,057,025	$5,533,843,048	$4,777,347,969
Cash	–	1,080,740	3,723,905
Cash at brokers for forwards, swap contracts and TBA collateral	2,130,000	–	–
Deposits with brokers for futures collateral	–	3,481,812	3,782,455
Deposits with brokers for forwards, options and swap contracts collateral	–	5,350,512	4,482,000
Foreign cash, at value (cost $0, $92, $49,940, $685,119, $328,290, $143,243 and $0, respectively)	–	97	50,966
Receivables:
Interest and dividends	1,891,267	35,163,106	35,216,048
Capital shares sold	205,744	23,755,549	24,365,421
Premiums for OTC written options sold	180,014	–	–
Investment securities sold	–	893,080,667	853,370,291
From advisor (See Note 4)	–	97,757	–
Variation margin for futures contracts	–	961,963	148,832
Variation margin for centrally cleared swap contracts agreements	–	–	–
Securities lending income	–	2,309	14,800
Total return swap contracts, at fair value (including upfront payment of $0, $0, $0, $(798), $0, $0 and $0, respectively)	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	399	–	–
Unrealized appreciation on CPI swap contracts	–	–	–
Unrealized appreciation on unfunded loan commitments	–	–	–
Prepaid expenses and other assets	87,538	153,821	205,151
Total assets	564,551,987	6,496,971,381	5,702,707,838
LIABILITIES:
Payables:
To brokers for forwards, swap contracts and TBA collateral	2,130,000	–	–
Capital shares reacquired	723,518	7,458,311	7,379,609
Management fee	329,198	804,786	907,911
To bank	179,972	–	–
Trustees’ fees	94,050	239,333	78,465
Fund administration	18,811	152,464	129,702
12b-1 distribution plan	14,147	149,413	73,038
Investment securities purchased	–	1,944,296,197	1,787,013,563
Variation margin for futures contracts	–	–	–
Variation margin for centrally cleared swap contracts agreements	–	–	–
To broker	–	–	–
Collateral due to broker for securities lending	–	5,150,000	24,691,674

322	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$4,688,574,044	$3,437,474,785	$6,134,832,886	$774,984,849

$4,692,103,044	$3,430,331,228	$6,094,349,785	$773,868,774
137,438,738	–	3,386,655	1,883,978

2,020,000	–	–	2,225,000
1,328,400	4,247,746	32,696,850	2,813,958

5,322,108	17,296,456	8,147,123	18,894,560

685,517	328,290	146,145	–

44,444,609	59,880,600	70,100,408	7,100,835
31,864,792	23,503,076	34,735,561	4,162,918
–	–	–	–
217,019,917	74,945,766	449,577,047	41,515,742
–	–	–	–
98,440	125,933	–	197,191

–	2,171,082	–	502,667
87,037	65,041	41,981	–

2,641,266	–	–	–

14,594	160,320	–	–
–	–	–	8,933,821

17,848	–	–	–
184,336	140,282	164,186	83,537
5,135,270,646	3,613,195,820	6,693,345,741	862,182,981

2,020,000	–	–	2,225,000
12,084,611	8,947,331	9,565,574	1,808,531
1,820,183	1,570,973	1,747,461	192,614
–	377,746	–	–
779,546	598,970	473,582	107,683
158,019	115,486	190,974	25,682
1,131,192	312,702	365,090	178,761
345,577,628	47,632,006	895,735,885	88,592,258
–	–	1,968,216	–

258,401	–	267,630	–
–	1,991,669	–	–
69,277,520	94,804,633	82,808,184	–

See Notes to Financial Statements.	323

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
LIABILITIES (concluded):
Unrealized depreciation on forward foreign currency exchange contracts	$20,445	$–	$100,154
Unrealized depreciation on CPI swap contracts	–	–	–
Foreign currency overdraft (cost $0, $0, $0, $0, $0, $0 and $104, respectively)	–	–	–
Options written outstanding, at value (including premiums received of $2,378,319, $0, $0, $0, $0, $0 and $0, respectively) (See Note 2(m))	3,055,990	–	–
Distributions payable	–	17,828,581	17,036,594
Accrued expenses and other liabilities	157,155	418,514	64,681
Total liabilities	6,723,286	1,976,497,599	1,837,475,391
Commitments and contingent liabilities	–	–	–
NET ASSETS	$557,828,701	$4,520,473,782	$3,865,232,447
COMPOSITION OF NET ASSETS:
Paid-in capital	$697,912,531	$4,905,361,141	$4,004,163,136
Total distributable earnings (loss)	(140,083,830)	(384,887,359)	(138,930,689)
Net Assets	$557,828,701	$4,520,473,782	$3,865,232,447

324	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$1,228,194	$3,751,698	$406,655	$–
–	–	–	5,327,120

–	–	–	114

–	–	–	–
28,775,447	20,665,796	27,131,694	3,069,824
2,335,462	1,010,849	434,746	334,676
465,446,203	181,779,859	1,021,095,691	101,862,263
–	–	–	–
$4,669,824,443	$3,431,415,961	$5,672,250,050	$760,320,718

$6,600,016,797	$4,357,204,746	$6,267,152,877	$1,223,318,418
(1,930,192,354)	(925,788,785)	(594,902,827)	(462,997,700)
$4,669,824,443	$3,431,415,961	$5,672,250,050	$760,320,718

See Notes to Financial Statements.	325

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net Assets by class:
Class A Shares	$144,086,785	$682,849,619	$316,238,727
Class C Shares	$21,019,483	$43,241,974	$35,643,472
Class F Shares	$11,822,023	$47,077,943	$12,619,376
Class F3 Shares	$8,896,071	$777,965,441	$202,408,429
Class I Shares	$345,852,955	$2,898,834,917	$3,267,295,908
Class P Shares	$16,968	$–	$–
Class R2 Shares	$91,289	$574,089	$–
Class R3 Shares	$20,095,159	$4,518,702	$866,668
Class R4 Shares	$213,367	$9,176,557	$2,407,709
Class R5 Shares	$1,886,357	$5,761,838	$27,244
Class R6 Shares	$3,848,244	$50,472,702	$27,724,914
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	9,831,904	74,474,750	24,884,492
Class C Shares	1,451,418	4,737,565	2,803,437
Class F Shares	805,682	5,133,770	993,947
Class F3 Shares	597,562	84,843,489	15,925,932
Class I Shares	23,371,002	316,323,244	257,317,276
Class P Shares	1,127	–	–
Class R2 Shares	6,075	62,589	–
Class R3 Shares	1,382,088	492,768	68,211
Class R4 Shares	14,556	1,000,910	189,457
Class R5 Shares	127,509	628,154	2,143
Class R6 Shares	258,395	5,507,535	2,181,254
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$14.66	$9.17	$12.71
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 2.25%, 2.25%, 2.25%, 2.25%, 2.25% and 2.25%, respectively)	$15.00	$9.38	$13.00
Class C Shares-Net asset value	$14.48	$9.13	$12.71
Class F Shares-Net asset value	$14.67	$9.17	$12.70
Class F3 Shares-Net asset value	$14.89	$9.17	$12.71
Class I Shares-Net asset value	$14.80	$9.16	$12.70
Class P Shares-Net asset value	$15.05	$ –	$ –
Class R2 Shares-Net asset value	$15.03	$9.17	$ –
Class R3 Shares-Net asset value	$14.54	$9.17	$12.71
Class R4 Shares-Net asset value	$14.66	$9.17	$12.71
Class R5 Shares-Net asset value	$14.79	$9.17	$12.71
Class R6 Shares-Net asset value	$14.89	$9.16	$12.71

*	Net asset value may not recalculate due to rounding of fractional shares.

326	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$1,473,711,142	$703,538,781	$1,311,873,642	$141,910,542
$237,789,019	$93,029,933	$51,019,179	$25,855,659
$154,412,640	$64,757,458	$30,172,937	$18,212,783
$87,053,461	$458,076,468	$1,898,434,429	$57,553,381
$2,566,620,446	$1,580,313,265	$2,256,164,702	$483,838,297
$–	$–	$–	$–
$735,540	$5,456,025	$693,395	$458,579
$99,931,680	$81,283,044	$50,869,385	$1,011,262
$1,328,959	$41,109,993	$9,182,950	$2,517,020
$2,491,329	$163,493,282	$2,320,448	$1,845,532
$45,750,227	$240,357,712	$61,518,983	$27,117,663

182,934,267	112,171,570	546,851,416	12,056,014
29,487,130	14,912,103	21,179,827	2,193,736
19,178,313	10,339,546	12,593,259	1,544,998
10,788,533	72,679,429	791,296,971	4,884,464
318,298,662	250,788,595	939,904,758	41,119,157
–	–	–	–
91,199	864,866	286,808	39,150
12,396,390	12,885,636	21,136,048	85,923
164,924	6,555,361	3,824,072	213,938
308,693	25,965,904	967,034	156,971
5,672,093	38,118,995	25,643,080	2,305,328

$8.06	$6.27	$2.40	$11.77

$8.25	$6.41	$2.46	$12.04
$8.06	$6.24	$2.41	$11.79
$8.05	$6.26	$2.40	$11.79
$8.07	$6.30	$2.40	$11.78
$8.06	$6.30	$2.40	$11.77
$ –	$ –	$ –	$ –
$8.07	$6.31	$2.42	$11.71
$8.06	$6.31	$2.41	$11.77
$8.06	$6.27	$2.40	$11.77
$8.07	$6.30	$2.40	$11.76
$8.07	$6.31	$2.40	$11.76

See Notes to Financial Statements.	327

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2025

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$607,492,936	$44,712,621,451
Investments in securities, at fair value including $475,292, $121,153,219, $20,951,972 and $3,402,457, respectively, of securities loaned	$610,750,374	$44,494,760,574
Cash	–	1,028,670
Cash at brokers for forwards, swap contracts and TBA collateral	–	300,000
Deposits with brokers for futures collateral	1,173,600	119,637,475
Deposits with brokers for forwards and swap contracts collateral	1,621,320	159,173,742
Foreign cash, at value (cost $0, $1,701,963, $247,739 and $0, respectively)	–	1,745,065
Receivables:
Investment securities sold	19,667,383	2,324,228,818
Capital shares sold	6,192,364	226,738,995
Interest	5,677,583	457,618,722
From advisor (See Note 4)	41,222	–
Variation margin for futures contracts	–	7,491,640
Securities lending income	371	54,763
Unrealized appreciation on unfunded loan commitments	12,655	–
Prepaid expenses and other assets	85,406	90,907
Total assets	645,222,278	47,792,869,371
LIABILITIES:
Payables:
Investment securities purchased	39,718,991	4,938,111,916
To bank	999,364	–
Capital shares reacquired	967,325	94,774,615
Collateral due to broker for securities lending	489,440	132,551,250
Management fee	150,251	9,092,700
Variation margin for centrally cleared swap contracts agreements	105,988	17,066,346
Variation margin for futures contracts	71,270	–
12b-1 distribution plan	22,531	5,556,837
Fund administration	20,034	1,434,448
Trustees’ fees	18,272	4,372,881
To brokers for forwards, swap contracts and TBA collateral	–	300,000
Credit default swap contracts agreements payable, at fair value (including upfront payments of $0, $292,346, $0 and $0, respectively)	–	2,807,579
Unrealized depreciation on forward foreign currency exchange contracts	–	64,461
Foreign currency overdraft (cost $117, $0, $0 and $0, respectively)	123	–
Distributions payable	2,341,110	192,440,111
Accrued expenses and other liabilities	125,669	37,954,886
Total liabilities	45,030,368	5,436,528,030
Commitments and contingent liabilities	–	–
NET ASSETS	$600,191,910	$42,356,341,341
COMPOSITION OF NET ASSETS:
Paid-in capital	$614,827,554	$50,867,472,058
Total distributable earnings (loss)	(14,635,644)	(8,511,130,717)
Net Assets	$600,191,910	$42,356,341,341

328	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$4,465,449,782	$12,988,179,794

$4,430,155,742	$13,020,673,902
107,516	–
–	–
2,971,225	2,713,200
5,300,000	–

252,750	–

677,236,442	80,467,712
17,139,382	83,100,013
31,627,186	85,944,317
43,005	–
97,778	194,321
9,983	2,511
–	276,450
112,286	316,779
5,165,053,295	13,273,689,205

1,505,912,489	47,403,638
–	28,075,430
5,069,246	40,555,630
21,774,312	3,502,300
854,170	1,864,480
–	–
–	–
201,929	640,635
122,024	438,701
375,735	1,113,111
–	–

–	–

672,982	–
–	–
14,834,435	50,746,688
627,508	739,751
1,550,444,830	175,080,364
–	–
$3,614,608,465	$13,098,608,841

$4,310,404,104	$13,251,805,581
(695,795,639)	(153,196,740)
$3,614,608,465	$13,098,608,841

See Notes to Financial Statements.	329

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2025

	Short Duration Core Bond Fund	Short Duration Income Fund
Net Assets by class:
Class A Shares	$97,600,718	$7,206,252,974
Class A1 Shares	$–	$–
Class C Shares	$9,793,935	$1,221,313,110
Class F Shares	$4,585,776	$952,927,312
Class F3 Shares	$73,164,973	$4,373,177,307
Class I Shares	$410,795,647	$27,074,180,304
Class P Shares	$–	$–
Class R2 Shares	$–	$4,217,713
Class R3 Shares	$98,173	$279,760,655
Class R4 Shares	$45,079	$151,157,376
Class R5 Shares	$11,419	$73,294,851
Class R6 Shares	$4,096,190	$1,020,059,739
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,590,928	1,861,429,146
Class A1 Shares	–	–
Class C Shares	1,063,293	313,544,013
Class F Shares	497,941	246,186,914
Class F3 Shares	7,945,630	1,128,225,371
Class I Shares	44,606,465	6,999,235,823
Class P Shares	–	–
Class R2 Shares	–	1,088,702
Class R3 Shares	10,661	72,183,534
Class R4 Shares	4,894	38,966,644
Class R5 Shares	1,240	18,967,551
Class R6 Shares	444,893	263,542,085
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$9.22	$3.87
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 2.25%, 2.25% and 0.00%, respectively)	$9.43	$3.96
Class A1 Shares-Net asset value	$ –	$ –
Class A1 Shares-Maximum offering price (Net asset value plus sales charge of 0.00%, 0.00%, 0.00%, and 1.25%, respectively)	$ –	$ –
Class C Shares-Net asset value	$9.21	$3.90
Class F Shares-Net asset value	$9.21	$3.87
Class F3 Shares-Net asset value	$9.21	$3.88
Class I Shares-Net asset value	$9.21	$3.87
Class P Shares-Net asset value	$ –	$ –
Class R2 Shares-Net asset value	$ –	$3.87
Class R3 Shares-Net asset value	$9.21	$3.88
Class R4 Shares-Net asset value	$9.21	$3.88
Class R5 Shares-Net asset value	$9.21	$3.86
Class R6 Shares-Net asset value	$9.21	$3.87

*	Net asset value may not recalculate due to rounding of fractional shares.

330	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$992,378,529	$5,620,757,106
$–	$9,820,217
$24,423,012	$–
$66,352,044	$144,109,607
$954,054,799	$2,646,492,359
$1,280,403,821	$4,628,764,699
$6,209	$–
$1,108,392	$–
$24,151,300	$–
$31,916,907	$–
$23,710,978	$352,328
$216,102,474	$48,312,525

114,769,544	560,601,030
–	979,265
2,826,310	–
7,674,406	14,374,161
110,268,819	263,957,706
147,769,573	461,687,146
715	–
128,228	–
2,793,234	–
3,690,758	–
2,741,440	35,136
24,965,673	4,817,892

$8.65	$10.03

$8.85	$ –
$ –	$10.03

$ –	$10.18
$8.64	$ –
$8.65	$10.03
$8.65	$10.03
$8.66	$10.03
$8.69	$ –
$8.64	$ –
$8.65	$ –
$8.65	$ –
$8.65	$10.03
$8.66	$10.03

See Notes to Financial Statements.	331

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends	$2,035,780	$–	$–
Securities lending net income	3	5,501	78,256
Interest and other (net of foreign withholding taxes of $2,865, $270, $398, $0, $236, $10,686 and $0, respectively)	5,983,164	110,932,357	101,939,292
Total investment income	8,018,947	110,937,858	102,017,548
Expenses:
Management fee	1,987,906	4,709,833	5,096,324
12b-1 distribution plan–Class A	144,461	685,368	310,700
12b-1 distribution plan–Class C	89,131	186,823	151,119
12b-1 distribution plan–Class F	6,471	30,267	8,740
12b-1 distribution plan–Class P	36	–	–
12b-1 distribution plan–Class R2	309	1,921	–
12b-1 distribution plan–Class R3	50,137	11,323	2,180
12b-1 distribution plan–Class R4	271	11,983	2,559
Shareholder servicing	251,276	1,312,320	1,411,574
Fund administration	113,595	892,104	728,046
Registration	83,860	180,587	245,244
Professional	33,556	47,616	41,682
Reports to shareholders	17,921	103,620	62,881
Trustees’ fees	9,993	77,532	57,525
Custody	6,627	27,074	19,985
Other	46,748	132,676	66,872
Gross expenses	2,842,298	8,411,047	8,205,431
Fees waived and expenses reimbursed (See Note 4)	(6,627)	(27,074)	(19,985)
Shareholder servicing reimbursed–Class I (See Note 4)	–	(568,810)	–
Net expenses	2,835,671	7,815,163	8,185,446
Net investment income	5,183,276	103,122,695	93,832,102

332	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$5,429,210	$306,302	$–	$–
282,800	675,212	255,710	–

192,043,514	136,579,622	168,004,039	18,072,231
197,755,524	137,561,136	168,259,749	18,072,231

11,082,820	9,484,079	10,267,202	1,088,254
1,505,034	713,109	1,302,896	146,563
1,037,165	414,868	224,899	107,007
83,634	34,895	15,824	10,278
–	–	–	–
2,049	16,710	2,048	1,385
248,346	204,377	127,450	2,084
1,684	57,097	11,027	3,270
1,792,465	1,523,096	1,353,695	328,760
962,978	698,891	1,122,107	145,101
130,698	122,575	186,305	78,295
68,622	59,029	62,654	49,808
111,253	129,315	155,540	15,745
84,272	62,964	95,775	13,056
39,850	43,167	30,029	18,438
261,733	183,687	126,528	207,047
17,412,603	13,747,859	15,083,979	2,215,091
(39,850)	(43,167)	(30,029)	(18,438)
–	–	–	–
17,372,753	13,704,692	15,053,950	2,196,653
180,382,771	123,856,444	153,205,799	15,875,578

See Notes to Financial Statements.	333

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	$19,804,451	$(28,255,727)	$(32,142,606)
Net realized gain/(loss) on futures contracts	–	(2,264,868)	(4,082,012)
Net realized gain/(loss) on forward foreign currency exchange contracts	(518,897)	–	83,546
Net realized gain/(loss) on OTC written options	(1,158,008)	–	–
Net realized gain/(loss) on swap contracts	–	–	(599)
Net realized gain/(loss) on foreign currency related transactions	124,883	–	(17,445)
Net change in unrealized appreciation/(depreciation) on investments	(23,040,009)	(32,174,360)	(28,868,638)
Net change in unrealized appreciation/(depreciation) on futures contracts	–	(1,851,339)	(545,822)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(49,375)	–	(104,362)
Net change in unrealized appreciation/(depreciation) on OTC written options	(677,671)	–	–
Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	2,168	7	1,342
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	–	–	–
Net realized and unrealized gain/(loss)	(5,512,458)	(64,546,287)	(65,676,596)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(329,182)	$38,576,408	$28,155,506

334	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$(73,233,149)	$(27,556,751)	$(12,860,355)	$(954,855)
975,963	(4,576,954)	(65,383,366)	943,454
(13,505,440)	(1,394,321)	359,379	–
–	–	–	–
2,074,955	966,676	5,094,936	14,908,327
805,127	641,749	(77,089)	(1)
7,081,430	(62,153,325)	(72,907,588)	2,795,155
371,959	(1,686,642)	(6,072,162)	(201,151)
(2,196,192)	(6,902,690)	(424,758)	–
–	–	–	–
(4,178,500)	2,727,256	1,405,945	(7,028,205)
1,149,341	41,046	3,396	(18)
(65,755)	(25,996)	–	–
(80,720,261)	(99,919,952)	(150,861,662)	10,462,706
$99,662,510	$23,936,492	$2,344,137	$26,338,284

See Notes to Financial Statements.	335

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2025

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Securities lending net income	$1,594	$341,305
Interest and other (net of foreign withholding taxes of $0, $0, $527 and $2,161, respectively)	13,843,793	1,094,039,388
Total investment income	13,845,387	1,094,380,693
Expenses:
Management fee	823,014	52,975,495
12b-1 distribution plan–Class A	94,256	7,196,184
12b-1 distribution plan–Class A1	–	–
12b-1 distribution plan–Class C	39,815	5,220,662
12b-1 distribution plan–Class F	2,567	514,157
12b-1 distribution plan–Class P	–	–
12b-1 distribution plan–Class R2	–	12,852
12b-1 distribution plan–Class R3	263	727,515
12b-1 distribution plan–Class R4	55	186,101
Shareholder servicing	211,678	14,745,702
Fund administration	109,735	8,356,408
Registration	83,157	546,153
Professional	32,889	206,182
Reports to shareholders	12,160	930,542
Custody	10,451	210,454
Trustees’ fees	9,043	674,659
Other	40,074	492,676
Gross expenses	1,469,157	92,995,742
Fees waived and expenses reimbursed (See Note 4)	(266,542)	(210,454)
Shareholder servicing reimbursed–Class I (See Note 4)	–	–
Net expenses	1,202,615	92,785,288
Net investment income	12,642,772	1,001,595,405
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	1,244,210	(16,622,698)
Net realized gain/(loss) on futures contracts	(435,942)	(47,902,448)
Net realized gain/(loss) on forward foreign currency exchange contracts	–	202,519
Net realized gain/(loss) on swap contracts	722,111	86,710,950
Net realized gain/(loss) on foreign currency related transactions	–	(512,494)
Net change in unrealized appreciation/(depreciation) on investments	(136,283)	89,342,923
Net change in unrealized appreciation/(depreciation) on futures contracts	70,612	17,544,414
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	(74,662)
Net change in unrealized appreciation/(depreciation) on swap contracts	(818,804)	(73,686,598)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(6)	46,003
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	12,655	–
Net realized and unrealized gain/(loss)	658,553	55,047,909
Net Increase in Net Assets Resulting From Operations	$13,301,325	$1,056,643,314

336	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$64,972	$18,176

95,432,612	316,142,469
95,497,584	316,160,645

5,102,298	10,475,567
1,001,100	3,906,070
–	10,633
106,438	–
33,571	79,172
30	–
3,349	–
63,297	–
40,145	–
1,221,590	2,735,817
728,900	2,464,839
130,028	401,415
48,193	75,811
117,327	176,274
26,000	52,839
64,498	200,864
116,769	249,951
8,803,533	20,829,252
(26,000)	(52,839)
(259,487)	–
8,518,046	20,776,413
86,979,538	295,384,232

(49,614,433)	15,884,861
(5,078,239)	1,073,268
586,166	–
(158,731)	–
(121,207)	–
(7,300,228)	(18,249,242)
(2,352,559)	(50,376)

(702,509)	–
–	–

5,587	–

–	276,450
(64,736,153)	(1,065,039)
$22,243,385	$294,319,193

See Notes to Financial Statements.	337

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024
Operations:
Net investment income	$5,183,276	$11,456,028
Net realized gain/(loss)	18,252,429	68,223,276
Net change in unrealized appreciation/(depreciation)	(23,764,887)	43,616,213
Net increase (decrease) in net assets resulting from operations	(329,182)	123,295,517
Distributions to Shareholders
Class A	(1,796,612)	(2,822,190)
Class C	(210,033)	(344,159)
Class F	(170,670)	(335,959)
Class F3	(127,639)	(249,609)
Class I	(4,700,133)	(7,320,322)
Class P	(167)	(726)
Class R2	(1,056)	(1,315)
Class R3	(219,181)	(298,433)
Class R4	(2,669)	(6,453)
Class R5	(27,445)	(37,671)
Class R6	(53,314)	(77,128)
Total distribution to shareholders	(7,308,919)	(11,493,965)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	66,410,100	133,649,480
Reinvestment of distributions	6,504,066	10,352,340
Cost of shares reacquired	(100,447,757)	(246,951,382)
Net increase (decrease) in net assets resulting from capital share transactions	(27,533,591)	(102,949,562)
Net increase (decrease) in net assets	(35,171,692)	8,851,990
NET ASSETS:
Beginning of period	$593,000,393	$584,148,403
End of period	$557,828,701	$593,000,393

338	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024

$103,122,695	$187,915,220	$93,832,102	$123,137,713
(30,520,595)	22,957,419	(36,159,116)	18,117,559
(34,025,692)	55,122,195	(29,517,480)	29,638,781
38,576,408	265,994,834	28,155,506	170,894,053

(15,554,217)	(29,588,387)	(8,090,149)	(10,820,046)
(832,404)	(1,457,703)	(768,547)	(1,023,845)
(1,399,093)	(2,975,775)	(462,494)	(1,102,973)
(18,251,419)	(31,511,515)	(5,502,699)	(8,347,542)
(67,960,394)	(117,251,678)	(82,521,242)	(101,069,897)
–	–	–	–
(13,265)	(24,809)	–	–
(95,922)	(192,934)	(21,319)	(23,092)
(214,516)	(461,762)	(52,791)	(54,020)
(137,132)	(249,859)	(702)	(1,647)
(1,164,974)	(2,116,718)	(710,315)	(499,689)
(105,623,336)	(185,831,140)	(98,130,258)	(122,942,751)

810,335,726	2,190,330,685	1,304,819,447	2,443,994,766
105,394,475	185,416,880	97,669,284	122,503,984
(850,618,769)	(1,230,917,278)	(880,534,786)	(654,297,080)

65,111,432	1,144,830,287	521,953,945	1,912,201,670
(1,935,496)	1,224,993,981	451,979,193	1,960,152,972

$4,522,409,278	$3,297,415,297	$3,413,253,254	$1,453,100,282
$4,520,473,782	$4,522,409,278	$3,865,232,447	$3,413,253,254

See Notes to Financial Statements.	339

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024
Operations:
Net investment income	$180,382,771	$422,511,530
Net realized gain/(loss)	(82,882,544)	6,453,592
Net change in unrealized appreciation/(depreciation)	2,162,283	49,099,530
Net increase in net assets resulting from operations	99,662,510	478,064,652
Distributions to Shareholders
Class A	(54,844,286)	(130,037,248)
Class C	(8,420,853)	(23,195,603)
Class F	(6,169,520)	(18,003,115)
Class F3	(3,266,656)	(7,335,775)
Class I	(99,403,538)	(225,163,625)
Class R2	(23,569)	(61,314)
Class R3	(3,472,314)	(7,450,257)
Class R4	(48,676)	(111,100)
Class R5	(81,999)	(175,312)
Class R6	(1,742,990)	(3,778,049)
Total distribution to shareholders	(177,474,401)	(415,311,398)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	883,572,013	1,489,225,304
Net proceeds from reorganizations (See Note 14)	–	–
Reinvestment of distributions	157,202,516	367,258,074
Cost of shares reacquired	(1,104,112,702)	(2,074,397,621)
Net increase (decrease) in net assets resulting from capital share transactions	(63,338,173)	(217,914,243)
Net increase (decrease) in net assets	(141,150,064)	(155,160,989)
NET ASSETS:
Beginning of period	$4,810,974,507	$4,966,135,496
End of period	$4,669,824,443	$4,810,974,507

340	See Notes to Financial Statements.

High Yield Fund		Income Fund
For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024

$123,856,444	$268,183,663	$153,205,799	$246,090,494
(31,919,601)	18,949,485	(72,866,495)	(7,650,280)
(68,000,351)	172,473,311	(77,995,167)	185,146,208
23,936,492	459,606,459	2,344,137	423,586,422

(25,271,271)	(50,909,955)	(36,810,551)	(62,673,765)
(3,232,501)	(7,742,128)	(1,321,706)	(2,254,305)
(2,504,104)	(6,825,349)	(909,309)	(2,182,604)
(17,038,148)	(34,067,574)	(53,898,983)	(83,663,041)
(56,389,841)	(117,283,267)	(66,585,373)	(100,953,056)
(186,418)	(362,912)	(17,928)	(34,558)
(2,775,134)	(5,695,186)	(1,363,832)	(2,622,628)
(1,596,583)	(4,275,086)	(250,317)	(319,574)
(5,975,299)	(12,954,759)	(63,083)	(122,803)
(11,258,222)	(30,184,524)	(1,884,242)	(3,166,534)
(126,227,521)	(270,300,740)	(163,105,324)	(257,992,868)

475,522,190	912,514,421	994,905,484	2,733,352,522
–	–	–	9,376,840
118,539,801	251,816,019	151,874,774	242,317,206
(735,848,607)	(1,501,071,725)	(938,698,268)	(1,142,014,572)

(141,786,616)	(336,741,285)	208,081,990	1,843,031,996
(244,077,645)	(147,435,566)	47,320,803	2,008,625,550

$3,675,493,606	$3,822,929,172	$5,624,929,247	$3,616,303,697
$3,431,415,961	$3,675,493,606	$5,672,250,050	$5,624,929,247

See Notes to Financial Statements.	341

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024
Operations:
Net investment income	$15,875,578	$29,802,558
Net realized gain/(loss)	14,896,925	20,247,663
Net change in unrealized appreciation/(depreciation)	(4,434,219)	9,999,238
Net increase in net assets resulting from operations	26,338,284	60,049,459
Distributions to Shareholders
Class A	(3,429,181)	(7,954,812)
Class C	(540,091)	(1,318,247)
Class F	(491,372)	(1,262,637)
Class F3	(1,479,639)	(3,798,748)
Class I	(10,807,661)	(23,633,387)
Class R2	(9,888)	(18,141)
Class R3	(18,390)	(31,840)
Class R4	(60,639)	(105,281)
Class R5	(40,679)	(76,574)
Class R6	(631,240)	(833,298)
Total distribution to shareholders	(17,508,780)	(39,032,965)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	146,847,940	131,939,204
Reinvestment of distributions	17,188,491	37,451,482
Cost of shares reacquired	(143,005,912)	(655,166,894)
Net increase (decrease) in net assets resulting from capital share transactions	21,030,519	(485,776,208)
Net increase (decrease) in net assets	29,860,023	(464,759,714)
NET ASSETS:
Beginning of period	$730,460,695	$1,195,220,409
End of period	$760,320,718	$730,460,695

342	See Notes to Financial Statements.

Short Duration Core Bond Fund		Short Duration Income Fund
For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024

$12,642,772	$23,668,832	$1,001,595,405	$1,938,334,717
1,530,379	218,613	21,875,829	(345,795,090)
(871,826)	5,372,780	33,172,080	1,162,829,054
13,301,325	29,260,225	1,056,643,314	2,755,368,681

(2,140,075)	(4,175,472)	(181,064,911)	(370,144,243)
(176,393)	(284,173)	(27,895,783)	(62,836,577)
(118,863)	(318,987)	(26,355,835)	(61,886,225)
(1,638,209)	(2,888,223)	(118,373,069)	(237,782,189)
(8,762,856)	(16,170,740)	(688,530,397)	(1,351,841,016)
–	–	(98,901)	(246,584)
(2,226)	(15,057)	(6,878,967)	(14,184,410)
(976)	(1,784)	(3,710,128)	(7,236,009)
(269)	(577)	(1,819,513)	(3,325,453)
(63,255)	(102,241)	(27,224,333)	(54,622,778)
(12,903,122)	(23,957,254)	(1,081,951,837)	(2,164,105,484)

176,286,703	243,739,537	6,784,088,601	13,340,739,373
12,636,909	23,530,178	963,546,098	1,914,698,890
(88,753,826)	(187,087,667)	(7,577,529,030)	(16,827,489,215)

100,169,786	80,182,048	170,105,669	(1,572,050,952)
100,567,989	85,485,019	144,797,146	(980,787,755)

$499,623,921	$414,138,902	$42,211,544,195	$43,192,331,950
$600,191,910	$499,623,921	$42,356,341,341	$42,211,544,195

See Notes to Financial Statements.	343

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024
Operations:
Net investment income	$86,979,538	$168,748,043
Net realized gain/(loss)	(54,386,444)	10,665,962
Net change in unrealized appreciation/(depreciation)	(10,349,709)	92,509,036
Net increase in net assets resulting from operations	22,243,385	271,923,041
Distributions to Shareholders
Class A	(24,012,465)	(46,631,885)
Class A1	–	–
Class C	(532,281)	(1,114,484)
Class F	(1,642,169)	(3,571,117)
Class F3	(24,121,306)	(44,217,783)
Class I	(32,641,344)	(61,265,297)
Class P	(296)	(1,096)
Class R2	(24,528)	(52,211)
Class R3	(568,522)	(1,205,655)
Class R4	(762,808)	(1,469,735)
Class R5	(621,727)	(1,093,990)
Class R6	(5,645,485)	(10,657,393)
Total distribution to shareholders	(90,572,931)	(171,280,646)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	405,600,030	1,072,803,354
Reinvestment of distributions	82,327,299	157,340,148
Cost of shares reacquired	(543,934,627)	(789,227,049)
Net increase (decrease) in net assets resulting from capital share transactions	(56,007,298)	440,916,453
Net increase (decrease) in net assets	(124,336,844)	541,558,848
NET ASSETS:
Beginning of period	$3,738,945,309	$3,197,386,461
End of period	$3,614,608,465	$3,738,945,309

344	See Notes to Financial Statements.

Ultra Short Bond Fund
For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024

$295,384,232	$517,651,414
16,958,129	18,979,367
(18,023,168)	78,667,586
294,319,193	615,298,367

(121,760,108)	(210,404,650)
(195,010)	(197,366)
–	–
(3,735,512)	(11,686,456)
(62,843,179)	(87,270,929)
(104,461,754)	(202,401,388)
–	–
–	–
–	–
–	–
(6,837)	(12,375)
(1,118,681)	(3,869,661)
(294,121,081)	(515,842,825)

5,290,471,000	7,849,871,601
283,151,104	491,324,232
(3,932,980,310)	(5,965,327,987)

1,640,641,794	2,375,867,846
1,640,839,906	2,475,323,388

$11,457,768,935	$8,982,445,547
$13,098,608,841	$11,457,768,935

See Notes to Financial Statements.	345

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2025(c)	$14.79	$0.12	$(0.07)	$0.05	$(0.18)	$–	$(0.18)
11/30/2024	12.18	0.25	2.61	2.86	(0.25)	–	(0.25)
11/30/2023	12.64	0.24	(0.37)	(0.13)	(0.33)	–	(0.33)
11/30/2022	19.24	0.20	(3.77)	(3.57)	(0.31)	(2.72)	(3.03)
11/30/2021	20.52	0.09	1.68	1.77	(0.19)	(2.86)	(3.05)
11/30/2020	14.15	0.14	7.40	7.54	(0.21)	(0.96)	(1.17)
Class C
5/31/2025(c)	14.61	0.08	(0.08)	–	(0.13)	–	(0.13)
11/30/2024	12.04	0.16	2.58	2.74	(0.17)	–	(0.17)
11/30/2023	12.49	0.17	(0.37)	(0.20)	(0.25)	–	(0.25)
11/30/2022	19.04	0.10	(3.72)	(3.62)	(0.21)	(2.72)	(2.93)
11/30/2021	20.37	(0.04)	1.66	1.62	(0.09)	(2.86)	(2.95)
11/30/2020	14.05	0.03	7.36	7.39	(0.11)	(0.96)	(1.07)
Class F
5/31/2025(c)	14.81	0.13	(0.09)	0.04	(0.18)	–	(0.18)
11/30/2024	12.20	0.26	2.61	2.87	(0.26)	–	(0.26)
11/30/2023	12.65	0.26	(0.37)	(0.11)	(0.34)	–	(0.34)
11/30/2022	19.25	0.19	(3.75)	(3.56)	(0.32)	(2.72)	(3.04)
11/30/2021	20.52	0.11	1.68	1.79	(0.20)	(2.86)	(3.06)
11/30/2020	14.15	0.16	7.39	7.55	(0.22)	(0.96)	(1.18)
Class F3
5/31/2025(c)	15.01	0.15	(0.08)	0.07	(0.19)	–	(0.19)
11/30/2024	12.35	0.29	2.64	2.93	(0.27)	–	(0.27)
11/30/2023	12.81	0.28	(0.38)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.68	0.15	1.69	1.84	(0.22)	(2.86)	(3.08)
11/30/2020	14.24	0.18	7.46	7.64	(0.24)	(0.96)	(1.20)
Class I
5/31/2025(c)	14.93	0.14	(0.08)	0.06	(0.19)	–	(0.19)
11/30/2024	12.30	0.28	2.62	2.90	(0.27)	–	(0.27)
11/30/2023	12.76	0.27	(0.37)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.39	0.25	(3.82)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.66	0.13	1.68	1.81	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.46	7.63	(0.24)	(0.96)	(1.20)
Class P
5/31/2025(c)	15.18	0.11	(0.08)	0.03	(0.16)	–	(0.16)
11/30/2024	12.50	0.22	2.68	2.90	(0.22)	–	(0.22)
11/30/2023	12.97	0.22	(0.39)	(0.17)	(0.30)	–	(0.30)
11/30/2022	19.65	0.17	(3.86)	(3.69)	(0.27)	(2.72)	(2.99)
11/30/2021	20.88	0.05	1.70	1.75	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.09	7.55	7.64	(0.17)	(0.96)	(1.13)

346	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.66	0.29 (d)	1.10	(e)	1.10	(e)	1.72	(e)	$144,087	69	(d)
14.79	23.72	1.09		1.09		1.88		153,608	145
12.18	(1.00)	1.10		1.10		1.99		150,000	124
12.64	(21.50)	1.07		1.07		1.44		215,259	165
19.24	8.83	1.03		1.03		0.47		365,551	154
20.52	57.67	1.06		1.06		0.86		290,469	138

14.48	0.04 (d)	1.71	(e)	1.71	(e)	1.11	(e)	21,019	69	(d)
14.61	22.90	1.71		1.71		1.26		24,415	145
12.04	(1.66)	1.73		1.73		1.37		29,339	124
12.49	(21.95)	1.73		1.74		0.76		42,136	165
19.04	8.08	1.70		1.70		(0.19)		79,104	154
20.37	56.72	1.70		1.70		0.21		64,570	138

14.67	0.34 (d)	1.00	(e)	1.00	(e)	1.82	(e)	11,822	69	(d)
14.81	23.89	1.00		1.00		1.96		14,323	145
12.20	(0.92)	1.00		1.00		2.08		21,958	124
12.65	(21.43)	0.97		0.98		1.34		137,175	165
19.25	8.98	0.93		0.93		0.59		804,859	154
20.52	57.83	0.96		0.96		0.96		625,813	138

14.89	0.52 (d)	0.81	(e)	0.81	(e)	2.01	(e)	8,896	69	(d)
15.01	24.04	0.81		0.81		2.14		10,575	145
12.35	(0.77)	0.81		0.81		2.28		13,883	124
12.81	(21.25)	0.79		0.79		1.70		19,538	165
19.44	9.18	0.75		0.75		0.77		37,889	154
20.68	58.11	0.80		0.80		1.12		23,424	138

14.80	0.46 (d)	0.90	(e)	0.90	(e)	1.93	(e)	345,853	69	(d)
14.93	23.89	0.89		0.89		2.08		362,332	145
12.30	(0.78)	0.90		0.90		2.19		345,300	124
12.76	(21.33)	0.86		0.87		1.86		487,218	165
19.39	9.02	0.82		0.82		0.68		259,180	154
20.66	58.08	0.86		0.86		1.05		340,178	138

15.05	0.21 (d)	1.31	(e)	1.31	(e)	1.52	(e)	17	69	(d)
15.18	23.39	1.34		1.34		1.61		16	145
12.50	(1.29)	1.35		1.35		1.74		38	124
12.97	(21.65)	1.32		1.32		1.24		36	165
19.65	8.57	1.27		1.27		0.23		43	154
20.88	57.33	1.31		1.31		0.60		74	138

See Notes to Financial Statements.	347

Financial Highlights (unaudited)(concluded)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2025(c)	$15.16	$0.10	$(0.08)	$0.02	$(0.15)	$–	$(0.15)
11/30/2024	12.49	0.20	2.67	2.87	(0.20)	–	(0.20)
11/30/2023	12.95	0.20	(0.38)	(0.18)	(0.28)	–	(0.28)
11/30/2022	19.63	0.15	(3.86)	(3.71)	(0.25)	(2.72)	(2.97)
11/30/2021	20.88	0.02	1.71	1.73	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.07	7.54	7.61	(0.14)	(0.96)	(1.10)
Class R3
5/31/2025(c)	14.67	0.10	(0.07)	0.03	(0.16)	–	(0.16)
11/30/2024	12.09	0.21	2.58	2.79	(0.21)	–	(0.21)
11/30/2023	12.55	0.21	(0.38)	(0.17)	(0.29)	–	(0.29)
11/30/2022	19.12	0.16	(3.75)	(3.59)	(0.26)	(2.72)	(2.98)
11/30/2021	20.41	0.04	1.66	1.70	(0.13)	(2.86)	(2.99)
11/30/2020	14.08	0.09	7.37	7.46	(0.17)	(0.96)	(1.13)
Class R4
5/31/2025(c)	14.79	0.12	(0.08)	0.04	(0.17)	–	(0.17)
11/30/2024	12.18	0.24	2.61	2.85	(0.24)	–	(0.24)
11/30/2023	12.64	0.24	(0.38)	(0.14)	(0.32)	–	(0.32)
11/30/2022	19.24	0.19	(3.77)	(3.58)	(0.30)	(2.72)	(3.02)
11/30/2021	20.52	0.09	1.67	1.76	(0.18)	(2.86)	(3.04)
11/30/2020	14.14	0.14	7.40	7.54	(0.20)	(0.96)	(1.16)
Class R5
5/31/2025(c)	14.93	0.14	(0.09)	0.05	(0.19)	–	(0.19)
11/30/2024	12.29	0.28	2.63	2.91	(0.27)	–	(0.27)
11/30/2023	12.76	0.27	(0.38)	(0.11)	(0.36)	–	(0.36)
11/30/2022	19.39	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.65	0.14	1.68	1.82	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.45	7.62	(0.24)	(0.96)	(1.20)
Class R6
5/31/2025(c)	15.02	0.15	(0.09)	0.06	(0.19)	–	(0.19)
11/30/2024	12.36	0.29	2.64	2.93	(0.27)	–	(0.27)
11/30/2023	12.81	0.29	(0.38)	(0.09)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.69	0.15	1.68	1.83	(0.22)	(2.86)	(3.08)
11/30/2020	14.25	0.17	7.47	7.64	(0.24)	(0.96)	(1.20)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

348	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.03	0.15 (d)	1.50	(e)	1.50	(e)	1.33	(e)	$91	69	(d)
15.16	23.25	1.49		1.49		1.48		108	145
12.49	(1.45)	1.50		1.50		1.59		75	124
12.95	(21.80)	1.46		1.47		1.09		76	165
19.63	8.43	1.42		1.42		0.10		94	154
20.88	57.05	1.46		1.46		0.45		46	138

14.54	0.21 (d)	1.40	(e)	1.40	(e)	1.43	(e)	20,095	69	(d)
14.67	23.29	1.39		1.39		1.58		20,803	145
12.09	(1.30)	1.40		1.40		1.69		17,674	124
12.55	(21.73)	1.37		1.38		1.12		20,448	165
19.12	8.52	1.33		1.33		0.19		36,483	154
20.41	57.25	1.36		1.36		0.56		25,311	138

14.66	0.32 (d)	1.15	(e)	1.15	(e)	1.66	(e)	213	69	(d)
14.79	23.65	1.15		1.15		1.83		240	145
12.18	(1.04)	1.15		1.15		1.94		504	124
12.64	(21.54)	1.12		1.12		1.40		609	165
19.24	8.80	1.08		1.08		0.44		919	154
20.52	57.67	1.13		1.13		0.86		418	138

14.79	0.39 (d)	0.90	(e)	0.90	(e)	1.93	(e)	1,886	69	(d)
14.93	23.99	0.89		0.89		2.08		2,273	145
12.29	(0.86)	0.90		0.90		2.19		1,541	124
12.76	(21.32)	0.86		0.87		1.70		1,578	165
19.39	9.08	0.83		0.83		0.69		1,905	154
20.65	58.01	0.86		0.86		1.05		1,314	138

14.89	0.45 (d)	0.81	(e)	0.81	(e)	2.01	(e)	3,848	69	(d)
15.02	24.02	0.81		0.81		2.16		4,307	145
12.36	(0.69)	0.81		0.81		2.33		3,838	124
12.81	(21.26)	0.79		0.80		1.75		16,269	165
19.44	9.12	0.75		0.75		0.79		22,182	154
20.69	58.08	0.80		0.80		1.11		5,665	138

See Notes to Financial Statements.	349

Financial Highlights (unaudited)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2025(c)	$9.31	$0.20	$(0.13)	$0.07	$(0.21)	$–	$(0.21)
11/30/2024	9.08	0.42	0.23	0.65	(0.42)	–	(0.42)
11/30/2023	9.34	0.39	(0.25)	0.14	(0.40)	–	(0.40)
11/30/2022	11.14	0.21	(1.70)	(1.49)	(0.27)	(0.04)	(0.31)
11/30/2021	11.69	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.19	0.62	0.81	(0.22)	–	(0.22)
Class C
5/31/2025(c)	9.26	0.17	(0.12)	0.05	(0.18)	–	(0.18)
11/30/2024	9.04	0.36	0.22	0.58	(0.36)	–	(0.36)
11/30/2023	9.30	0.33	(0.25)	0.08	(0.34)	–	(0.34)
11/30/2022	11.08	0.15	(1.69)	(1.54)	(0.20)	(0.04)	(0.24)
11/30/2021	11.63	0.04	(0.15)	(0.11)	(0.07)	(0.37)	(0.44)
11/30/2020	11.05	0.12	0.61	0.73	(0.15)	–	(0.15)
Class F
5/31/2025(c)	9.31	0.21	(0.14)	0.07	(0.21)	–	(0.21)
11/30/2024	9.08	0.43	0.23	0.66	(0.43)	–	(0.43)
11/30/2023	9.34	0.39	(0.24)	0.15	(0.41)	–	(0.41)
11/30/2022	11.13	0.19	(1.66)	(1.47)	(0.28)	(0.04)	(0.32)
11/30/2021	11.68	0.12	(0.15)	(0.03)	(0.15)	(0.37)	(0.52)
11/30/2020	11.10	0.19	0.62	0.81	(0.23)	–	(0.23)
Class F3
5/31/2025(c)	9.31	0.22	(0.14)	0.08	(0.22)	–	(0.22)
11/30/2024	9.08	0.45	0.22	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.42	(0.26)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.24	(1.70)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.14	(0.16)	(0.02)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.25)	–	(0.25)
Class I
5/31/2025(c)	9.30	0.21	(0.13)	0.08	(0.22)	–	(0.22)
11/30/2024	9.07	0.44	0.23	0.67	(0.44)	–	(0.44)
11/30/2023	9.33	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.26	(1.73)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.62	0.83	(0.25)	–	(0.25)
Class P
Class R2
5/31/2025(c)	9.31	0.18	(0.13)	0.05	(0.19)	–	(0.19)
11/30/2024	9.08	0.38	0.23	0.61	(0.38)	–	(0.38)
11/30/2023	9.34	0.35	(0.25)	0.10	(0.36)	–	(0.36)
11/30/2022	11.14	0.17	(1.70)	(1.53)	(0.23)	(0.04)	(0.27)
11/30/2021	11.69	0.07	(0.15)	(0.08)	(0.10)	(0.37)	(0.47)
11/30/2020	11.10	0.14	0.63	0.77	(0.18)	–	(0.18)

350	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.17	0.74 (d)	0.55	(e)	0.55	(e)	4.43	(e)	$682,850	229	(d)
9.31	7.24	0.55		0.56		4.55		704,956	449
9.08	1.52	0.56		0.56		4.24		617,453	509
9.34	(13.54)	0.57		0.57		2.14		476,618	541
11.14	(0.30)	0.58		0.58		1.01		646,894	492
11.69	7.40	0.60		0.60		1.63		677,401	589

9.13	0.51 (d)	1.22	(e)	1.22	(e)	3.76	(e)	43,242	229	(d)
9.26	6.48	1.18		1.18		3.92		44,166	449
9.04	0.88	1.17		1.17		3.63		27,521	509
9.30	(13.97)	1.19		1.19		1.50		19,226	541
11.08	(0.96)	1.22		1.22		0.38		29,523	492
11.63	6.66	1.22		1.22		1.01		49,939	589

9.17	0.79 (d)	0.45	(e)	0.45	(e)	4.53	(e)	47,078	229	(d)
9.31	7.35	0.45		0.46		4.65		74,423	449
9.08	1.62	0.45		0.45		4.25		59,852	509
9.34	(13.37)	0.48		0.48		1.89		81,612	541
11.13	(0.21)	0.48		0.48		1.11		342,050	492
11.68	7.41	0.49		0.49		1.70		371,706	589

9.17	0.87 (d)	0.28	(e)	0.28	(e)	4.70	(e)	777,965	229	(d)
9.31	7.53	0.29		0.29		4.81		746,271	449
9.08	1.78	0.30		0.30		4.51		560,700	509
9.34	(13.23)	0.31		0.31		2.43		362,923	541
11.13	(0.12)	0.30		0.30		1.28		442,421	492
11.69	7.69	0.32		0.32		1.90		399,915	589

9.16	0.86 (d)	0.31	(e)	0.35	(e)	4.67	(e)	2,898,835	229	(d)
9.30	7.50	0.32		0.36		4.78		2,883,358	449
9.07	1.76	0.32		0.36		4.50		1,972,014	509
9.33	(13.34)	0.33		0.37		2.68		1,165,866	541
11.13	(0.07)	0.34		0.38		1.25		534,313	492
11.68	7.56	0.35		0.39		1.87		493,395	589

9.17	0.54 (d)	0.95	(e)	0.95	(e)	4.03	(e)	574	229	(d)
9.31	6.82	0.95		0.95		4.15		638	449
9.08	1.11	0.96		0.96		3.82		384	509
9.34	(13.88)	0.97		0.98		1.65		368	541
11.14	(0.70)	0.98		0.98		0.60		850	492
11.69	6.97	1.00		1.00		1.26		445	589

See Notes to Financial Statements.	351

Financial Highlights (unaudited)(concluded)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2025(c)	$9.31	$0.19	$(0.14)	$0.05	$(0.19)	$–	$(0.19)
11/30/2024	9.08	0.39	0.23	0.62	(0.39)	–	(0.39)
11/30/2023	9.34	0.36	(0.25)	0.11	(0.37)	–	(0.37)
11/30/2022	11.14	0.18	(1.70)	(1.52)	(0.24)	(0.04)	(0.28)
11/30/2021	11.69	0.08	(0.15)	(0.07)	(0.11)	(0.37)	(0.48)
11/30/2020	11.10	0.15	0.63	0.78	(0.19)	–	(0.19)
Class R4
5/31/2025(c)	9.31	0.20	(0.13)	0.07	(0.21)	–	(0.21)
11/30/2024	9.08	0.42	0.22	0.64	(0.41)	–	(0.41)
11/30/2023	9.34	0.39	(0.26)	0.13	(0.39)	–	(0.39)
11/30/2022	11.13	0.21	(1.70)	(1.49)	(0.26)	(0.04)	(0.30)
11/30/2021	11.68	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.18	0.62	0.80	(0.22)	–	(0.22)
Class R5
5/31/2025(c)	9.31	0.21	(0.13)	0.08	(0.22)	–	(0.22)
11/30/2024	9.08	0.44	0.23	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.14	0.25	(1.72)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.13	(0.14)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.63	0.84	(0.25)	–	(0.25)
Class R6
5/31/2025(c)	9.30	0.22	(0.14)	0.08	(0.22)	–	(0.22)
11/30/2024	9.07	0.45	0.22	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.41	(0.26)	0.15	(0.42)	–	(0.42)
11/30/2022	11.13	0.25	(1.71)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.26)	–	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

352	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.17	0.59 (d)	0.85	(e)	0.85	(e)	4.13	(e)	$4,519	229	(d)
9.31	6.92	0.85		0.86		4.24		4,731	449
9.08	1.21	0.85		0.85		3.90		4,713	509
9.34	(13.80)	0.87		0.88		1.79		5,914	541
11.14	(0.60)	0.88		0.88		0.71		9,264	492
11.69	7.08	0.90		0.90		1.35		11,473	589

9.17	0.82 (d)	0.60	(e)	0.60	(e)	4.38	(e)	9,177	229	(d)
9.31	7.08	0.60		0.61		4.50		10,495	449
9.08	1.47	0.61		0.61		4.18		8,769	509
9.34	(13.50)	0.62		0.62		2.10		8,047	541
11.13	(0.36)	0.63		0.63		0.96		10,587	492
11.68	7.26	0.65		0.65		1.58		10,750	589

9.17	0.84 (d)	0.35	(e)	0.35	(e)	4.63	(e)	5,762	229	(d)
9.31	7.46	0.35		0.36		4.75		5,794	449
9.08	1.72	0.36		0.36		4.50		3,764	509
9.34	(13.36)	0.37		0.37		2.51		1,782	541
11.14	(0.10)	0.38		0.38		1.20		1,443	492
11.69	7.61	0.40		0.40		1.86		1,053	589

9.16	0.87 (d)	0.28	(e)	0.28	(e)	4.70	(e)	50,473	229	(d)
9.30	7.53	0.29		0.29		4.81		47,577	449
9.07	1.78	0.30		0.30		4.49		42,245	509
9.34	(13.32)	0.31		0.31		2.52		36,072	541
11.13	(0.03)	0.30		0.30		1.29		30,405	492
11.68	7.60	0.32		0.32		1.95		32,940	589

See Notes to Financial Statements.	353

Financial Highlights (unaudited)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2025(c)	$12.96	$0.32	$(0.24)	$0.08	$(0.33)	$–	$(0.33)
11/30/2024	12.56	0.68	0.40	1.08	(0.68)	–	(0.68)
11/30/2023	12.87	0.61	(0.28)	0.33	(0.64)	–	(0.64)
11/30/2022	15.38	0.40	(2.44)	(2.04)	(0.46)	(0.01)	(0.47)
11/30/2021	15.78	0.33	(0.14)	0.19	(0.42)	(0.17)	(0.59)
11/30/2020	15.39	0.38	0.61	0.99	(0.50)	(0.10)	(0.60)
Class C
5/31/2025(c)	12.97	0.27	(0.24)	0.03	(0.29)	–	(0.29)
11/30/2024	12.56	0.60	0.41	1.01	(0.60)	–	(0.60)
11/30/2023	12.87	0.53	(0.29)	0.24	(0.55)	–	(0.55)
11/30/2022	15.38	0.31	(2.44)	(2.13)	(0.37)	(0.01)	(0.38)
11/30/2021	15.78	0.23	(0.14)	0.09	(0.32)	(0.17)	(0.49)
11/30/2020	15.39	0.27	0.61	0.88	(0.39)	(0.10)	(0.49)
Class F
5/31/2025(c)	12.95	0.32	(0.23)	0.09	(0.34)	–	(0.34)
11/30/2024	12.54	0.69	0.41	1.10	(0.69)	–	(0.69)
11/30/2023	12.86	0.59	(0.26)	0.33	(0.65)	–	(0.65)
11/30/2022	15.36	0.39	(2.40)	(2.01)	(0.48)	(0.01)	(0.49)
11/30/2021	15.76	0.34	(0.14)	0.20	(0.43)	(0.17)	(0.60)
11/30/2020	15.38	0.39	0.60	0.99	(0.51)	(0.10)	(0.61)
Class F3
5/31/2025(c)	12.96	0.33	(0.23)	0.10	(0.35)	–	(0.35)
11/30/2024	12.56	0.72	0.40	1.12	(0.72)	–	(0.72)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.37	0.44	(2.42)	(1.98)	(0.51)	(0.01)	(0.52)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.46)	(0.17)	(0.63)
11/30/2020	15.40	0.42	0.59	1.01	(0.54)	(0.10)	(0.64)
Class I
5/31/2025(c)	12.95	0.33	(0.24)	0.09	(0.34)	–	(0.34)
11/30/2024	12.54	0.70	0.42	1.12	(0.71)	–	(0.71)
11/30/2023	12.86	0.64	(0.30)	0.34	(0.66)	–	(0.66)
11/30/2022	15.37	0.47	(2.48)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.37	(0.15)	0.22	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
Class R3
5/31/2025(c)	12.96	0.30	(0.24)	0.06	(0.31)	–	(0.31)
11/30/2024	12.55	0.63	0.42	1.05	(0.64)	–	(0.64)
11/30/2023	12.86	0.57	(0.28)	0.29	(0.60)	–	(0.60)
11/30/2022	15.37	0.36	(2.44)	(2.08)	(0.42)	(0.01)	(0.43)
11/30/2021	15.77	0.28	(0.14)	0.14	(0.37)	(0.17)	(0.54)
11/30/2020	15.39	0.34	0.59	0.93	(0.45)	(0.10)	(0.55)

354	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.71	0.64	(d)	0.63	(e)	0.63	(e)	4.97	(e)	$316,239	226	(d)
12.96	8.78		0.63		0.63		5.26		302,459	377
12.56	2.59		0.65		0.65		4.81		146,294	451
12.87	(13.38)		0.68		0.69		2.93		92,635	407
15.38	1.23		0.68		0.73		2.12		76,162	258
15.78	6.57		0.68		0.80		2.46		57,837	443

12.71	0.22	(d)	1.32	(e)	1.32	(e)	4.28	(e)	35,643	226	(d)
12.97	8.17		1.28		1.28		4.62		32,824	377
12.56	1.93		1.30		1.30		4.22		14,742	451
12.87	(13.94)		1.33		1.34		2.23		5,380	407
15.38	0.57		1.33		1.38		1.50		5,550	258
15.78	5.83		1.38		1.50		1.77		5,846	443

12.70	0.68	(d)	0.53	(e)	0.53	(e)	5.08	(e)	12,619	226	(d)
12.95	8.97		0.53		0.53		5.41		19,311	377
12.54	2.61		0.53		0.53		4.60		20,366	451
12.86	(13.25)		0.58		0.59		2.78		111,760	407
15.36	1.32		0.58		0.62		2.18		274,812	258
15.76	6.61		0.58		0.70		2.56		181,474	443

12.71	0.78	(d)	0.35	(e)	0.35	(e)	5.25	(e)	202,408	226	(d)
12.96	9.08		0.36		0.36		5.56		196,708	377
12.56	2.87		0.38		0.38		5.13		115,395	451
12.87	(13.06)		0.39		0.40		3.22		47,207	407
15.37	1.51		0.38		0.43		2.32		34,554	258
15.77	6.69		0.39		0.50		2.74		8,558	443

12.70	0.73	(d)	0.43	(e)	0.43	(e)	5.17	(e)	3,267,296	226	(d)
12.95	9.08		0.43		0.43		5.46		2,834,800	377
12.54	2.71		0.45		0.45		5.07		1,151,379	451
12.86	(13.21)		0.48		0.48		3.58		411,464	407
15.37	1.42		0.48		0.54		2.40		13,423	258
15.77	6.71		0.48		0.61		2.66		35,271	443

12.71	0.49	(d)	0.93	(e)	0.93	(e)	4.67	(e)	867	226	(d)
12.96	8.54		0.94		0.94		4.90		928	377
12.55	2.28		0.95		0.95		4.52		224	451
12.86	(13.64)		0.98		0.99		2.60		155	407
15.37	0.93		0.98		1.03		1.84		159	258
15.77	6.19		0.98		1.09		2.19		124	443

See Notes to Financial Statements.	355

Financial Highlights (unaudited)(concluded)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2025(c)	$12.96	$0.31	$(0.23)	$0.08	$(0.33)	$–	$(0.33)
11/30/2024	12.56	0.67	0.40	1.07	(0.67)	–	(0.67)
11/30/2023	12.87	0.60	(0.28)	0.32	(0.63)	–	(0.63)
11/30/2022	15.37	0.38	(2.41)	(2.03)	(0.46)	(0.01)	(0.47)
11/30/2021	15.77	0.32	(0.14)	0.18	(0.41)	(0.17)	(0.58)
11/30/2020	15.39	0.37	0.60	0.97	(0.49)	(0.10)	(0.59)
Class R5
5/31/2025(c)	12.96	0.33	(0.24)	0.09	(0.34)	–	(0.34)
11/30/2024	12.56	0.71	0.40	1.11	(0.71)	–	(0.71)
11/30/2023	12.87	0.64	(0.29)	0.35	(0.66)	–	(0.66)
11/30/2022	15.38	0.43	(2.44)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
Class R6
5/31/2025(c)	12.96	0.33	(0.23)	0.10	(0.35)	–	(0.35)
11/30/2024	12.56	0.71	0.41	1.12	(0.72)	–	(0.72)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.38	0.46	(2.46)	(2.00)	(0.50)	(0.01)	(0.51)
11/30/2021	15.78	0.38	(0.14)	0.24	(0.47)	(0.17)	(0.64)
11/30/2020	15.39	0.43	0.60	1.03	(0.54)	(0.10)	(0.64)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

356	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.71	0.61	(d)	0.68	(e)	0.68	(e)	4.92	(e)	$2,408	226	(d)
12.96	8.72		0.69		0.69		5.16		1,976	377
12.56	2.54		0.70		0.70		4.75		493	451
12.87	(13.36)		0.73		0.74		2.76		295	407
15.37	1.18		0.73		0.77		2.06		379	258
15.77	6.45		0.73		0.86		2.39		266	443

12.71	0.74	(d)	0.42	(e)	0.42	(e)	5.18	(e)	27	226	(d)
12.96	9.00		0.43		0.43		5.50		25	377
12.56	2.80		0.42		0.42		5.02		15	451
12.87	(13.19)		0.46		0.46		3.09		10	407
15.38	1.49		0.48		0.50		2.35		11	258
15.77	6.72		0.48		0.57		2.69		12	443

12.71	0.78	(d)	0.35	(e)	0.35	(e)	5.25	(e)	27,725	226	(d)
12.96	9.07		0.36		0.36		5.54		24,223	377
12.56	2.87		0.38		0.38		5.08		4,193	451
12.87	(13.12)		0.39		0.40		3.42		3,380	407
15.38	1.53		0.38		0.44		2.44		1,061	258
15.78	6.86		0.39		0.51		2.78		918	443

See Notes to Financial Statements.	357

Financial Highlights (unaudited)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
5/31/2025(c)	$8.18	$0.30	$(0.13)	$0.17	$(0.29)	$–	$(0.29)
11/30/2024	8.07	0.69	0.10	0.79	(0.68)	–	(0.68)
11/30/2023	7.89	0.67	0.17	0.84	(0.66)	–	(0.66)
11/30/2022	8.37	0.37	(0.48)	(0.11)	(0.37)	–	(0.37)
11/30/2021	8.20	0.33	0.16	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.53)	(0.15)	(0.32)	(0.06)	(0.38)
Class C
5/31/2025(c)	8.18	0.27	(0.12)	0.15	(0.27)	–	(0.27)
11/30/2024	8.08	0.64	0.09	0.73	(0.63)	–	(0.63)
11/30/2023	7.89	0.62	0.18	0.80	(0.61)	–	(0.61)
11/30/2022	8.37	0.32	(0.48)	(0.16)	(0.32)	–	(0.32)
11/30/2021	8.20	0.27	0.17	0.44	(0.27)	–	(0.27)
11/30/2020	8.74	0.33	(0.54)	(0.21)	(0.27)	(0.06)	(0.33)
Class F
5/31/2025(c)	8.17	0.30	(0.12)	0.18	(0.30)	–	(0.30)
11/30/2024	8.06	0.70	0.10	0.80	(0.69)	–	(0.69)
11/30/2023	7.88	0.66	0.18	0.84	(0.66)	–	(0.66)
11/30/2022	8.36	0.35	(0.45)	(0.10)	(0.38)	–	(0.38)
11/30/2021	8.19	0.33	0.17	0.50	(0.33)	–	(0.33)
11/30/2020	8.72	0.39	(0.54)	(0.15)	(0.32)	(0.06)	(0.38)
Class F3
5/31/2025(c)	8.19	0.31	(0.12)	0.19	(0.31)	–	(0.31)
11/30/2024	8.08	0.71	0.10	0.81	(0.70)	–	(0.70)
11/30/2023	7.90	0.69	0.17	0.86	(0.68)	–	(0.68)
11/30/2022	8.38	0.40	(0.49)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.21	0.35	0.17	0.52	(0.35)	–	(0.35)
11/30/2020	8.75	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
Class I
5/31/2025(c)	8.18	0.31	(0.13)	0.18	(0.30)	–	(0.30)
11/30/2024	8.08	0.71	0.08	0.79	(0.69)	–	(0.69)
11/30/2023	7.89	0.69	0.17	0.86	(0.67)	–	(0.67)
11/30/2022	8.37	0.41	(0.50)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.20	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.74	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
Class R2
5/31/2025(c)	8.19	0.28	(0.12)	0.16	(0.28)	–	(0.28)
11/30/2024	8.08	0.66	0.10	0.76	(0.65)	–	(0.65)
11/30/2023	7.90	0.63	0.17	0.80	(0.62)	–	(0.62)
11/30/2022	8.38	0.35	(0.49)	(0.14)	(0.34)	–	(0.34)
11/30/2021	8.20	0.29	0.18	0.47	(0.29)	–	(0.29)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)

358	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.06	2.05 (d)	0.80	(e)	0.80	(e)	7.41	(e)	$1,473,711	41	(d)
8.18	10.10	0.80		0.80		8.45		1,529,999	105
8.07	10.99	0.80		0.80		8.39		1,596,618	71
7.89	(1.31)	0.80		0.80		4.60		1,882,335	85
8.37	6.07	0.79		0.79		3.87		1,981,600	87
8.20	(1.58)	0.80		0.80		4.65		1,790,285	92

8.06	1.86 (d)	1.43	(e)	1.43	(e)	6.79	(e)	237,789	41	(d)
8.18	9.30	1.41		1.41		7.85		269,268	105
8.08	10.43	1.44		1.44		7.74		331,798	71
7.89	(1.93)	1.43		1.43		3.96		441,112	85
8.37	5.42	1.41		1.41		3.26		499,850	87
8.20	(2.31)	1.42		1.42		4.08		616,741	92

8.05	2.22 (d)	0.70	(e)	0.70	(e)	7.51	(e)	154,413	41	(d)
8.17	10.08	0.70		0.70		8.57		180,989	105
8.06	11.24	0.71		0.71		8.28		237,963	71
7.88	(1.22)	0.69		0.69		4.24		869,845	85
8.36	6.17	0.69		0.69		3.96		2,999,065	87
8.19	(1.50)	0.70		0.70		4.79		2,231,780	92

8.07	2.31 (d)	0.53	(e)	0.53	(e)	7.69	(e)	87,053	41	(d)
8.19	10.40	0.53		0.53		8.73		84,008	105
8.08	11.28	0.54		0.54		8.60		90,205	71
7.90	(1.04)	0.53		0.53		4.95		178,268	85
8.38	6.34	0.53		0.53		4.12		137,808	87
8.21	(1.32)	0.54		0.54		4.92		91,251	92

8.06	2.27 (d)	0.60	(e)	0.60	(e)	7.61	(e)	2,566,620	41	(d)
8.18	10.19	0.60		0.60		8.65		2,595,978	105
8.08	11.35	0.60		0.60		8.60		2,579,223	71
7.89	(1.11)	0.60		0.60		5.05		2,954,554	85
8.37	6.28	0.59		0.59		4.06		1,133,927	87
8.20	(1.50)	0.60		0.60		4.92		855,140	92

8.07	1.85 (d)	1.21	(e)	1.21	(e)	7.02	(e)	736	41	(d)
8.19	9.67	1.20		1.20		8.06		665	105
8.08	10.54	1.20		1.20		7.95		760	71
7.90	(1.70)	1.20		1.20		4.28		1,086	85
8.38	5.78	1.19		1.19		3.48		965	87
8.20	(2.09)	1.20		1.20		4.26		1,026	92

See Notes to Financial Statements.	359

Financial Highlights (unaudited)(concluded)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
5/31/2025(c)	$8.18	$0.29	$(0.13)	$0.16	$(0.28)	$–	$(0.28)
11/30/2024	8.07	0.66	0.10	0.76	(0.65)	–	(0.65)
11/30/2023	7.89	0.65	0.16	0.81	(0.63)	–	(0.63)
11/30/2022	8.37	0.36	(0.49)	(0.13)	(0.35)	–	(0.35)
11/30/2021	8.20	0.30	0.17	0.47	(0.30)	–	(0.30)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
Class R4
5/31/2025(c)	8.18	0.30	(0.13)	0.17	(0.29)	–	(0.29)
11/30/2024	8.07	0.69	0.09	0.78	(0.67)	–	(0.67)
11/30/2023	7.89	0.67	0.16	0.83	(0.65)	–	(0.65)
11/30/2022	8.37	0.36	(0.47)	(0.11)	(0.37)	–	(0.37)
11/30/2021	8.20	0.32	0.17	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.54)	(0.16)	(0.31)	(0.06)	(0.37)
Class R5
5/31/2025(c)	8.19	0.31	(0.13)	0.18	(0.30)	–	(0.30)
11/30/2024	8.08	0.71	0.09	0.80	(0.69)	–	(0.69)
11/30/2023	7.90	0.69	0.16	0.85	(0.67)	–	(0.67)
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.21	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.75	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
Class R6
5/31/2025(c)	8.19	0.31	(0.12)	0.19	(0.31)	–	(0.31)
11/30/2024	8.08	0.71	0.10	0.81	(0.70)	–	(0.70)
11/30/2023	7.90	0.68	0.18	0.86	(0.68)	–	(0.68)
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.20	0.35	0.18	0.53	(0.35)	–	(0.35)
11/30/2020	8.74	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

360	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.06	2.02 (d)	1.10	(e)	1.10	(e)	7.11	(e)	$99,932	41	(d)
8.18	9.64	1.10		1.10		8.14		100,063	105
8.07	10.80	1.10		1.10		8.13		86,913	71
7.89	(1.60)	1.10		1.10		4.48		76,898	85
8.37	5.76	1.09		1.09		3.58		51,915	87
8.20	(1.99)	1.10		1.10		4.35		43,458	92

8.06	2.15 (d)	0.85	(e)	0.85	(e)	7.36	(e)	1,329	41	(d)
8.18	10.05	0.85		0.85		8.42		1,377	105
8.07	10.93	0.85		0.85		8.36		1,532	71
7.89	(1.36)	0.84		0.84		4.36		1,746	85
8.37	6.02	0.84		0.84		3.83		2,680	87
8.20	(1.63)	0.85		0.85		4.64		2,953	92

8.07	2.28 (d)	0.60	(e)	0.60	(e)	7.61	(e)	2,491	41	(d)
8.19	10.32	0.60		0.60		8.64		2,205	105
8.08	11.21	0.60		0.60		8.64		2,004	71
7.90	(1.11)	0.60		0.60		4.73		2,123	85
8.38	6.28	0.59		0.59		4.08		2,975	87
8.21	(1.49)	0.60		0.60		4.93		5,019	92

8.07	2.19 (d)	0.53	(e)	0.53	(e)	7.69	(e)	45,750	41	(d)
8.19	10.40	0.53		0.53		8.71		46,421	105
8.08	11.28	0.54		0.54		8.56		39,119	71
7.90	(1.04)	0.53		0.53		4.83		71,452	85
8.38	6.48	0.53		0.53		4.15		95,334	87
8.20	(1.44)	0.54		0.54		4.89		124,190	92

See Notes to Financial Statements.	361

Financial Highlights (unaudited)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)		Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
5/31/2025(c)	$6.45	$0.22	$(0.18)		$0.04	$(0.22)	$ –	$(0.22)
11/30/2024	6.13	0.45	0.32		0.77	(0.45)	–	(0.45)
11/30/2023	6.20	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)		(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.35	0.14		0.49	(0.36)	–	(0.36)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	–	(0.38)
Class C
5/31/2025(c)	6.42	0.20	(0.18)		0.02	(0.20)	–	(0.20)
11/30/2024	6.10	0.41	0.32		0.73	(0.41)	–	(0.41)
11/30/2023	6.17	0.34	(0.05)		0.29	(0.36)	–	(0.36)
11/30/2022	7.39	0.31	(1.19)		(0.88)	(0.33)	(0.01)	(0.34)
11/30/2021	7.27	0.30	0.13		0.43	(0.31)	–	(0.31)
11/30/2020	7.33	0.32	(0.04	)(f)	0.28	(0.34)	–	(0.34)
Class F
5/31/2025(c)	6.44	0.22	(0.17)		0.05	(0.23)	–	(0.23)
11/30/2024	6.12	0.45	0.33		0.78	(0.46)	–	(0.46)
11/30/2023	6.19	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.42	0.36	(1.20)		(0.84)	(0.38)	(0.01)	(0.39)
11/30/2021	7.30	0.35	0.14		0.49	(0.37)	–	(0.37)
11/30/2020	7.36	0.37	(0.04	)(f)	0.33	(0.39)	–	(0.39)
Class F3
5/31/2025(c)	6.48	0.23	(0.18)		0.05	(0.23)	–	(0.23)
11/30/2024	6.16	0.47	0.32		0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.41	(0.06)		0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.37	(0.03	)(f)	0.34	(0.41)	–	(0.41)
Class I
5/31/2025(c)	6.48	0.23	(0.18)		0.05	(0.23)	–	(0.23)
11/30/2024	6.16	0.46	0.33		0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.06)		0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.36	0.14		0.50	(0.38)	–	(0.38)
11/30/2020	7.40	0.37	(0.03	)(f)	0.34	(0.40)	–	(0.40)
Class R2
5/31/2025(c)	6.49	0.21	(0.18)		0.03	(0.21)	–	(0.21)
11/30/2024	6.17	0.43	0.32		0.75	(0.43)	–	(0.43)
11/30/2023	6.24	0.36	(0.05)		0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)		(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.13		0.45	(0.33)	–	(0.33)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	–	(0.36)

362	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.27	0.70	(d)	0.93	(e)	0.93	(e)	6.95	(e)	$703,539	41	(d)
6.45	12.96		0.92		0.93		7.07		736,258	82
6.13	5.50		0.92		0.92		6.28		708,970	84
6.20	(11.62)		0.89		0.90		5.24		799,529	106
7.43	6.74		0.88		0.88		4.59		1,089,069	113
7.30	4.65		0.90		0.90		5.15		1,134,235	126

6.24	0.37	(d)	1.55	(e)	1.55	(e)	6.32	(e)	93,030	41	(d)
6.42	12.30		1.53		1.54		6.46		108,368	82
6.10	4.85		1.54		1.54		5.64		128,213	84
6.17	(12.12)		1.52		1.52		4.61		166,372	106
7.39	5.94		1.50		1.50		3.96		258,441	113
7.27	4.14		1.53		1.53		4.55		287,145	126

6.26	0.75	(d)	0.83	(e)	0.83	(e)	7.05	(e)	64,757	41	(d)
6.44	12.90		0.82		0.83		7.15		77,748	82
6.12	5.77		0.82		0.82		6.22		133,738	84
6.19	(11.56)		0.79		0.80		5.22		456,720	106
7.42	6.70		0.77		0.77		4.68		2,239,174	113
7.30	4.89		0.80		0.80		5.24		2,097,727	126

6.30	0.87	(d)	0.62	(e)	0.62	(e)	7.26	(e)	458,076	41	(d)
6.48	13.28		0.61		0.62		7.38		478,251	82
6.16	5.83		0.61		0.61		6.60		440,078	84
6.23	(11.29)		0.60		0.60		5.54		558,736	106
7.46	6.90		0.59		0.59		4.88		737,768	113
7.34	4.97		0.60		0.60		5.31		1,984,689	126

6.30	0.81	(d)	0.73	(e)	0.73	(e)	7.15	(e)	1,580,313	41	(d)
6.48	13.16		0.72		0.73		7.27		1,605,857	82
6.16	5.72		0.72		0.72		6.48		1,612,167	84
6.23	(11.37)		0.69		0.70		5.46		1,753,902	106
7.46	6.80		0.67		0.67		4.78		1,759,013	113
7.34	5.00		0.70		0.70		5.30		1,664,193	126

6.31	0.52	(d)	1.33	(e)	1.33	(e)	6.56	(e)	5,456	41	(d)
6.49	12.48		1.32		1.33		6.67		5,703	82
6.17	5.09		1.32		1.32		5.91		5,265	84
6.24	(11.88)		1.29		1.30		4.85		4,736	106
7.47	6.17		1.27		1.28		4.19		6,381	113
7.35	4.39		1.31		1.31		4.81		6,662	126

See Notes to Financial Statements.	363

Financial Highlights (unaudited)(concluded)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)		Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
5/31/2025(c)	$6.49	$0.21	$(0.17)		$0.04	$(0.22)	$ –	$(0.22)
11/30/2024	6.17	0.43	0.33		0.76	(0.44)	–	(0.44)
11/30/2023	6.24	0.37	(0.06)		0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)		(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.14		0.46	(0.34)	–	(0.34)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	–	(0.36)
Class R4
5/31/2025(c)	6.45	0.22	(0.18)		0.04	(0.22)	–	(0.22)
11/30/2024	6.13	0.44	0.33		0.77	(0.45)	–	(0.45)
11/30/2023	6.20	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)		(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.34	0.14		0.48	(0.35)	–	(0.35)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	–	(0.38)
Class R5
5/31/2025(c)	6.48	0.23	(0.18)		0.05	(0.23)	–	(0.23)
11/30/2024	6.16	0.46	0.33		0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.06)		0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.33	0.36	0.15		0.51	(0.38)	–	(0.38)
11/30/2020	7.40	0.38	(0.05	)(f)	0.33	(0.40)	–	(0.40)
Class R6
5/31/2025(c)	6.49	0.23	(0.18)		0.05	(0.23)	–	(0.23)
11/30/2024	6.16	0.47	0.33		0.80	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.05)		0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.38	(0.04	)(f)	0.34	(0.41)	–	(0.41)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

364	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.31	0.57	(d)	1.23	(e)	1.23	(e)	6.65	(e)	$81,283	41	(d)
6.49	12.59		1.22		1.23		6.77		83,982	82
6.17	5.19		1.22		1.22		5.99		82,376	84
6.24	(11.80)		1.19		1.20		4.94		85,877	106
7.47	6.27		1.17		1.18		4.29		113,623	113
7.35	4.49		1.20		1.20		4.87		114,737	126

6.27	0.68	(d)	0.98	(e)	0.98	(e)	6.90	(e)	41,110	41	(d)
6.45	12.91		0.97		0.98		7.02		59,760	82
6.13	5.45		0.97		0.97		6.21		60,932	84
6.20	(11.67)		0.94		0.95		5.20		76,122	106
7.43	6.69		0.92		0.93		4.54		96,477	113
7.30	4.61		0.95		0.95		5.11		113,046	126

6.30	0.81	(d)	0.73	(e)	0.73	(e)	7.15	(e)	163,493	41	(d)
6.48	13.16		0.72		0.73		7.27		172,736	82
6.16	5.89		0.72		0.72		6.47		184,673	84
6.23	(11.52)		0.69		0.70		5.45		213,656	106
7.46	6.95		0.67		0.68		4.80		267,722	113
7.33	4.87		0.70		0.70		5.37		256,527	126

6.31	0.87	(d)	0.62	(e)	0.62	(e)	7.26	(e)	240,358	41	(d)
6.49	13.45		0.61		0.62		7.38		346,832	82
6.16	5.83		0.61		0.61		6.57		466,516	84
6.23	(11.29)		0.60		0.60		5.55		581,901	106
7.46	6.90		0.58		0.59		4.88		700,615	113
7.34	4.97		0.61		0.61		5.45		643,491	126

See Notes to Financial Statements.	365

Financial Highlights (unaudited)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2025(c)	$2.47	$0.06	$(0.06)	$ – (d)	$(0.07)	$ –	$(0.07)
11/30/2024	2.37	0.13	0.10	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.13	0.22	(0.11)	–	(0.11)
Class C
5/31/2025(c)	2.48	0.06	(0.07)	(0.01)	(0.06)	–	(0.06)
11/30/2024	2.38	0.11	0.11	0.22	(0.12)	–	(0.12)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.10)	–	(0.10)
11/30/2022	3.00	0.07	(0.53)	(0.46)	(0.08)	(0.05)	(0.13)
11/30/2021	3.02	0.06	(0.01)	0.05	(0.07)	–	(0.07)
11/30/2020	2.92	0.07	0.12	0.19	(0.09)	–	(0.09)
Class F
5/31/2025(c)	2.46	0.06	(0.05)	0.01	(0.07)	–	(0.07)
11/30/2024	2.36	0.13	0.10	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.03)	0.08	(0.12)	–	(0.12)
11/30/2022	2.99	0.08	(0.52)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.91	0.09	0.12	0.21	(0.11)	–	(0.11)
Class F3
5/31/2025(c)	2.47	0.07	(0.07)	– (d)	(0.07)	–	(0.07)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)
Class I
5/31/2025(c)	2.47	0.07	(0.07)	– (d)	(0.07)	–	(0.07)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
Class R2
5/31/2025(c)	2.49	0.06	(0.07)	(0.01)	(0.06)	–	(0.06)
11/30/2024	2.38	0.12	0.11	0.23	(0.12)	–	(0.12)
11/30/2023	2.42	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.01	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.03	0.06	–	0.06	(0.08)	–	(0.08)
11/30/2020	2.93	0.08	0.11	0.19	(0.09)	–	(0.09)

366	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.40	(0.07	)(e)	0.70	(f)	0.70	(f)	5.30	(f)	$1,311,874	119	(e)
2.47	10.00		0.71		0.71		5.16		1,314,954	190
2.37	3.75		0.73		0.73		4.64		1,004,478	108
2.40	(15.22)		0.74		0.75		3.29		967,719	158
2.99	2.38		0.73		0.73		2.53		1,275,012	112
3.01	7.65		0.76		0.76		3.11		1,229,762	112

2.41	(0.38	)(e)	1.35	(f)	1.35	(f)	4.65	(f)	51,019	119	(e)
2.48	9.31		1.33		1.33		4.53		54,883	190
2.38	3.13		1.34		1.34		4.01		41,941	108
2.41	(15.68)		1.37		1.37		2.61		45,245	158
3.00	1.74		1.36		1.36		1.90		81,240	112
3.02	6.60		1.38		1.38		2.53		107,888	112

2.40	0.39	(e)	0.60	(f)	0.60	(f)	5.40	(f)	30,173	119	(e)
2.46	10.14		0.61		0.61		5.23		33,895	190
2.36	3.42		0.63		0.63		4.64		55,509	108
2.40	(15.14)		0.64		0.64		3.08		111,920	158
2.99	2.48		0.63		0.63		2.62		570,553	112
3.01	7.38		0.66		0.66		3.20		570,685	112

2.40	0.06	(e)	0.43	(f)	0.43	(f)	5.57	(f)	1,898,434	119	(e)
2.47	10.29		0.45		0.45		5.43		1,770,605	190
2.37	4.03		0.45		0.45		4.94		1,184,461	108
2.40	(14.98)		0.46		0.46		3.59		849,235	158
2.99	2.66		0.45		0.45		2.79		985,589	112
3.01	7.95		0.47		0.47		3.38		722,882	112

2.40	0.03	(e)	0.50	(f)	0.50	(f)	5.50	(f)	2,256,165	119	(e)
2.47	10.22		0.51		0.51		5.36		2,327,403	190
2.37	3.96		0.52		0.52		4.93		1,221,977	108
2.40	(15.05)		0.54		0.55		3.72		429,047	158
2.99	2.58		0.53		0.53		2.73		135,925	112
3.01	7.49		0.56		0.56		3.33		155,970	112

2.42	(0.25	)(e)	1.10	(f)	1.10	(f)	4.90	(f)	693	119	(e)
2.49	9.99		1.11		1.11		4.75		690	190
2.38	2.92		1.13		1.13		4.18		815	108
2.42	(15.43)		1.14		1.15		2.90		1,107	158
3.01	1.98		1.13		1.13		2.14		1,350	112
3.03	6.83		1.16		1.16		2.73		1,730	112

See Notes to Financial Statements.	367

Financial Highlights (unaudited)(concluded)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2025(c)	$2.48	$0.06	$(0.07)	$(0.01)	$(0.06)	$ –	$(0.06)
11/30/2024	2.37	0.12	0.12	0.24	(0.13)	–	(0.13)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.00	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.02	0.07	(0.01)	0.06	(0.08)	–	(0.08)
11/30/2020	2.91	0.08	0.13	0.21	(0.10)	–	(0.10)
Class R4
5/31/2025(c)	2.47	0.06	(0.06)	– (d)	(0.07)	–	(0.07)
11/30/2024	2.37	0.12	0.11	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.12	0.21	(0.10)	–	(0.10)
Class R5
5/31/2025(c)	2.47	0.07	(0.07)	– (d)	(0.07)	–	(0.07)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
Class R6
5/31/2025(c)	2.47	0.07	(0.07)	– (d)	(0.07)	–	(0.07)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount is less than $0.01.
(e)	Not annualized.
(f)	Annualized.

368	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.41	(0.21	)(e)	1.00	(f)	1.00	(f)	5.00	(f)	$50,869	119	(e)
2.48	10.12		1.01		1.01		4.86		52,447	190
2.37	3.02		1.03		1.03		4.34		49,344	108
2.41	(15.41)		1.04		1.05		3.00		47,036	158
3.00	2.08		1.03		1.03		2.23		56,410	112
3.02	7.32		1.06		1.06		2.83		53,114	112

2.40	(0.09	)(e)	0.75	(f)	0.75	(f)	5.26	(f)	9,183	119	(e)
2.47	9.95		0.76		0.76		5.10		5,937	190
2.37	3.70		0.78		0.78		4.59		5,895	108
2.40	(15.26)		0.79		0.80		3.38		5,992	158
2.99	2.33		0.78		0.78		2.50		4,501	112
3.01	7.60		0.81		0.81		3.07		9,205	112

2.40	0.03	(e)	0.50	(f)	0.50	(f)	5.50	(f)	2,320	119	(e)
2.47	10.22		0.51		0.51		5.36		2,433	190
2.37	3.96		0.53		0.53		4.85		1,939	108
2.40	(15.05)		0.54		0.55		3.31		1,559	158
2.99	2.59		0.53		0.53		2.73		6,309	112
3.01	7.50		0.56		0.56		3.32		6,548	112

2.40	0.06	(e)	0.43	(f)	0.43	(f)	5.57	(f)	61,519	119	(e)
2.47	10.29		0.44		0.44		5.42		61,681	190
2.37	4.04		0.46		0.46		4.92		49,944	108
2.40	(14.98)		0.46		0.46		3.59		42,966	158
2.99	2.67		0.45		0.45		2.81		60,434	112
3.01	7.95		0.48		0.48		3.40		55,981	112

See Notes to Financial Statements.	369

Financial Highlights (unaudited)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2025(c)	$11.63	$0.25	$0.16	$0.41	$(0.27)	$11.77
11/30/2024	11.39	0.38	0.36	0.74	(0.50)	11.63
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.25	(0.68)	(0.43)	(0.36)	11.65
11/30/2021	11.33	0.13	1.28	1.41	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.42)	11.33
Class C
5/31/2025(c)	11.64	0.21	0.18	0.39	(0.24)	11.79
11/30/2024	11.41	0.30	0.36	0.66	(0.43)	11.64
11/30/2023	11.67	0.28	(0.16)	0.12	(0.38)	11.41
11/30/2022	12.46	0.16	(0.68)	(0.52)	(0.27)	11.67
11/30/2021	11.35	0.05	1.29	1.34	(0.23)	12.46
11/30/2020	11.25	0.20	0.25 (f)	0.45	(0.35)	11.35
Class F
5/31/2025(c)	11.64	0.25	0.18	0.43	(0.28)	11.79
11/30/2024	11.41	0.39	0.35	0.74	(0.51)	11.64
11/30/2023	11.67	0.37	(0.16)	0.21	(0.47)	11.41
11/30/2022	12.46	0.23	(0.65)	(0.42)	(0.37)	11.67
11/30/2021	11.35	0.14	1.29	1.43	(0.32)	12.46
11/30/2020	11.24	0.27	0.27 (f)	0.54	(0.43)	11.35
Class F3
5/31/2025(c)	11.64	0.26	0.17	0.43	(0.29)	11.78
11/30/2024	11.40	0.41	0.36	0.77	(0.53)	11.64
11/30/2023	11.66	0.39	(0.16)	0.23	(0.49)	11.40
11/30/2022	12.45	0.29	(0.69)	(0.40)	(0.39)	11.66
11/30/2021	11.34	0.14	1.30	1.44	(0.33)	12.45
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
Class I
5/31/2025(c)	11.62	0.26	0.17	0.43	(0.28)	11.77
11/30/2024	11.39	0.40	0.35	0.75	(0.52)	11.62
11/30/2023	11.65	0.38	(0.16)	0.22	(0.48)	11.39
11/30/2022	12.44	0.29	(0.69)	(0.40)	(0.39)	11.65
11/30/2021	11.34	0.16	1.27	1.43	(0.33)	12.44
11/30/2020	11.24	0.28	0.26 (f)	0.54	(0.44)	11.34
Class R2
5/31/2025(c)	11.57	0.22	0.17	0.39	(0.25)	11.71
11/30/2024	11.34	0.33	0.35	0.68	(0.45)	11.57
11/30/2023	11.60	0.32	(0.17)	0.15	(0.41)	11.34
11/30/2022	12.38	0.23	(0.70)	(0.47)	(0.31)	11.60
11/30/2021	11.30	0.11	1.23	1.34	(0.26)	12.38
11/30/2020	11.22	0.20	0.26 (f)	0.46	(0.38)	11.30

370	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.58	(d)	0.74	(e)	0.75	(e)	4.23	(e)	$141,911	83	(d)
6.60		0.78		0.79		3.24		155,796	78
1.91		0.72		0.73		3.12		227,812	18
(3.51)		0.66		0.67		2.02		472,591	67
12.59		0.64		0.64		1.06		560,624	97
4.87		0.69		0.70		2.40		89,956	97

3.36	(d)	1.35	(e)	1.36	(e)	3.62	(e)	25,856	83	(d)
5.86		1.39		1.40		2.62		28,791	78
1.22		1.40		1.41		2.43		46,548	18
(4.20)		1.40		1.40		1.34		94,132	67
11.85		1.31		1.31		0.39		92,580	97
4.23		1.30		1.31		1.81		17,716	97

3.72	(d)	0.65	(e)	0.65	(e)	4.33	(e)	18,213	83	(d)
6.61		0.68		0.69		3.33		21,019	78
2.02		0.62		0.63		3.17		45,980	18
(3.40)		0.54		0.55		1.83		284,593	67
12.68		0.54		0.54		1.11		1,818,238	97
5.06		0.59		0.60		2.52		187,180	97

3.74	(d)	0.44	(e)	0.45	(e)	4.53	(e)	57,553	83	(d)
6.90		0.49		0.51		3.51		62,785	78
2.17		0.45		0.46		3.38		116,797	18
(3.23)		0.38		0.39		2.39		308,596	67
12.86		0.38		0.38		1.17		236,951	97
5.24		0.42		0.43		2.68		8,595	97

3.77	(d)	0.54	(e)	0.55	(e)	4.44	(e)	483,838	83	(d)
6.72		0.58		0.59		3.45		431,903	78
2.11		0.51		0.52		3.32		738,283	18
(3.31)		0.47		0.48		2.37		1,476,955	67
12.73		0.44		0.45		1.32		1,006,157	97
5.08		0.49		0.50		2.63		320,045	97

3.38	(d)	1.14	(e)	1.15	(e)	3.83	(e)	459	83	(d)
6.10		1.17		1.19		2.89		483	78
1.58		1.11		1.12		2.79		428	18
(3.92)		1.08		1.09		1.97		169	67
11.96		1.07		1.07		0.96		–	97
4.28		1.07		1.08		1.83		166	97

See Notes to Financial Statements.	371

Financial Highlights (unaudited)(concluded)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2025(c)	$11.62	$0.23	$0.18	$0.41	$(0.26)	$11.77
11/30/2024	11.39	0.35	0.35	0.70	(0.47)	11.62
11/30/2023	11.65	0.33	(0.16)	0.17	(0.43)	11.39
11/30/2022	12.44	0.22	(0.69)	(0.47)	(0.32)	11.65
11/30/2021	11.34	0.11	1.26	1.37	(0.27)	12.44
11/30/2020	11.23	0.22	0.28 (f)	0.50	(0.39)	11.34
Class R4
5/31/2025(c)	11.62	0.24	0.18	0.42	(0.27)	11.77
11/30/2024	11.39	0.38	0.34	0.72	(0.49)	11.62
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.24	(0.68)	(0.44)	(0.35)	11.65
11/30/2021	11.34	0.15	1.25	1.40	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.41)	11.34
Class R5
5/31/2025(c)	11.61	0.26	0.17	0.43	(0.28)	11.76
11/30/2024	11.38	0.40	0.35	0.75	(0.52)	11.61
11/30/2023	11.64	0.39	(0.17)	0.22	(0.48)	11.38
11/30/2022	12.43	0.29	(0.70)	(0.41)	(0.38)	11.64
11/30/2021	11.33	0.17	1.26	1.43	(0.33)	12.43
11/30/2020	11.23	0.28	0.26 (f)	0.54	(0.44)	11.33
Class R6
5/31/2025(c)	11.62	0.26	0.17	0.43	(0.29)	11.76
11/30/2024	11.38	0.42	0.35	0.77	(0.53)	11.62
11/30/2023	11.64	0.39	(0.16)	0.23	(0.49)	11.38
11/30/2022	12.43	0.27	(0.67)	(0.40)	(0.39)	11.64
11/30/2021	11.34	0.18	1.25	1.43	(0.34)	12.43
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

372	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.52	(d)	1.04	(e)	1.04	(e)	3.95	(e)	$1,011	83	(d)
6.19		1.08		1.09		3.06		709	78
1.70		1.01		1.02		2.86		1,017	18
(3.88)		0.97		0.97		1.81		462	67
12.17		0.94		0.95		0.90		402	97
4.65		0.98		0.99		2.03		226	97

3.65	(d)	0.79	(e)	0.80	(e)	4.19	(e)	2,517	83	(d)
6.46		0.82		0.84		3.26		2,608	78
1.86		0.76		0.77		3.11		2,684	18
(3.55)		0.72		0.72		1.97		1,682	67
12.46		0.70		0.70		1.21		2,020	97
4.91		0.74		0.75		2.35		1,706	97

3.78	(d)	0.54	(e)	0.55	(e)	4.44	(e)	1,846	83	(d)
6.72		0.57		0.59		3.48		1,689	78
2.11		0.50		0.51		3.43		1,556	18
(3.32)		0.48		0.48		2.42		473	67
12.75		0.45		0.45		1.40		304	97
5.08		0.49		0.50		2.64		170	97

3.74	(d)	0.44	(e)	0.45	(e)	4.54	(e)	27,118	83	(d)
6.90		0.49		0.50		3.64		24,678	78
2.17		0.46		0.47		3.40		14,116	18
(3.24)		0.38		0.39		2.25		11,328	67
12.71		0.39		0.40		1.52		16,742	97
5.24		0.42		0.43		2.70		14,541	97

See Notes to Financial Statements.	373

Financial Highlights (unaudited)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2025(c)	$9.21	$0.20		$0.02	$0.22	$(0.21)	$9.22
11/30/2024	9.10	0.44		0.12	0.56	(0.45)	9.21
11/30/2023	9.12	0.40		– (f)	0.40	(0.42)	9.10
11/30/2022	9.77	0.18		(0.58)	(0.40)	(0.25)	9.12
11/30/2021	9.89	0.07		(0.02)	0.05	(0.17)	9.77
11/30/2020	9.89	0.14		0.10	0.24	(0.24)	9.89
Class C
5/31/2025(c)	9.20	0.17		0.02	0.19	(0.18)	9.21
11/30/2024	9.10	0.38		0.11	0.49	(0.39)	9.20
11/30/2023	9.11	0.34		0.02 (g)	0.36	(0.37)	9.10
11/30/2022	9.76	0.11		(0.58)	(0.47)	(0.18)	9.11
11/30/2021	9.89	–	(f)	(0.03)	(0.03)	(0.10)	9.76
11/30/2020	9.89	0.09		0.08	0.17	(0.17)	9.89
Class F
5/31/2025(c)	9.20	0.21		0.01	0.22	(0.21)	9.21
11/30/2024	9.10	0.45		0.11	0.56	(0.46)	9.20
11/30/2023	9.11	0.40		0.02 (g)	0.42	(0.43)	9.10
11/30/2022	9.76	0.14		(0.53)	(0.39)	(0.26)	9.11
11/30/2021	9.89	0.08		(0.03)	0.05	(0.18)	9.76
11/30/2020	9.89	0.16		0.09	0.25	(0.25)	9.89
Class F3
5/31/2025(c)	9.20	0.22		0.01	0.23	(0.22)	9.21
11/30/2024	9.09	0.47		0.11	0.58	(0.47)	9.20
11/30/2023	9.11	0.43		– (f)	0.43	(0.45)	9.09
11/30/2022	9.76	0.26		(0.64)	(0.38)	(0.27)	9.11
11/30/2021	9.88	0.10		(0.02)	0.08	(0.20)	9.76
11/30/2020	9.89	0.37		(0.11)	0.26	(0.27)	9.88
Class I
5/31/2025(c)	9.20	0.21		0.02	0.23	(0.22)	9.21
11/30/2024	9.09	0.46		0.12	0.58	(0.47)	9.20
11/30/2023	9.11	0.42		– (f)	0.42	(0.44)	9.09
11/30/2022	9.77	0.19		(0.58)	(0.39)	(0.27)	9.11
11/30/2021	9.89	0.09		(0.02)	0.07	(0.19)	9.77
11/30/2020	9.89	0.16		0.10	0.26	(0.26)	9.89
Class R3
5/31/2025(c)	9.20	0.19		0.01	0.20	(0.19)	9.21
11/30/2024	9.09	0.42		0.11	0.53	(0.42)	9.20
11/30/2023	9.11	0.37		0.01 (g)	0.38	(0.40)	9.09
11/30/2022	9.76	0.19		(0.62)	(0.43)	(0.22)	9.11
11/30/2021	9.89	0.04		(0.03)	0.01	(0.14)	9.76
11/30/2020	9.89	0.13		0.08	0.21	(0.21)	9.89

374	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.39 (d)	0.60	(e)	0.70	(e)	4.44	(e)	$97,601	70	(d)
6.25	0.60		0.72		4.81		89,259	78
4.54	0.60		0.76		4.40		80,362	94
(4.16)	0.60		0.79		1.88		44,849	176
0.48	0.60		0.79		0.71		47,227	220
2.46	0.60		1.00		1.47		32,022	351

2.05 (d)	1.27	(e)	1.37	(e)	3.77	(e)	9,794	70	(d)
5.46	1.24		1.37		4.15		8,486	78
3.99	1.23		1.39		3.75		5,345	94
(4.79)	1.26		1.46		1.18		4,445	176
(0.29)	1.28		1.47		0.04		4,026	220
1.76	1.28		1.71		0.90		4,334	351

2.44 (d)	0.50	(e)	0.60	(e)	4.55	(e)	4,586	70	(d)
6.24	0.50		0.62		4.91		5,670	78
4.75	0.50		0.65		4.36		7,546	94
(4.06)	0.50		0.68		1.46		19,105	176
0.48	0.50		0.69		0.81		104,324	220
2.54	0.50		0.91		1.58		82,951	351

2.54 (d)	0.31	(e)	0.41	(e)	4.73	(e)	73,165	70	(d)
6.57	0.31		0.42		5.10		64,070	78
4.84	0.31		0.47		4.71		46,134	94
(3.91)	0.33		0.49		2.83		29,952	176
0.80	0.34		0.52		1.02		514	220
2.65	0.36		1.06		3.78		12	351

2.49 (d)	0.40	(e)	0.50	(e)	4.64	(e)	410,796	70	(d)
6.35	0.40		0.52		5.01		329,513	78
4.86	0.40		0.56		4.64		272,872	94
(4.06)	0.40		0.59		2.08		135,395	176
0.68	0.40		0.59		0.89		26,463	220
2.65	0.40		0.80		1.63		4,402	351

2.24 (d)	0.90	(e)	0.99	(e)	4.15	(e)	98	70	(d)
5.93	0.90		1.03		4.54		114	78
4.22	0.90		1.06		4.09		605	94
(4.45)	0.90		1.12		2.03		582	176
0.09	0.90		1.09		0.42		61	220
2.16	0.90		1.34		1.32		98	351

See Notes to Financial Statements.	375

Financial Highlights (unaudited)(concluded)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
5/31/2025(c)	$9.20	$0.20	$0.02	$0.22	$(0.21)	$9.21
11/30/2024	9.10	0.44	0.10	0.54	(0.44)	9.20
11/30/2023	9.11	0.41	– (f)	0.41	(0.42)	9.10
11/30/2022	9.77	0.16	(0.58)	(0.42)	(0.24)	9.11
11/30/2021	9.89	0.07	(0.03)	0.04	(0.16)	9.77
11/30/2020	9.89	0.18	0.05	0.23	(0.23)	9.89
Class R5
5/31/2025(c)	9.20	0.21	0.02	0.23	(0.22)	9.21
11/30/2024	9.10	0.46	0.11	0.57	(0.47)	9.20
11/30/2023	9.11	0.42	0.01 (g)	0.43	(0.44)	9.10
11/30/2022	9.77	0.18	(0.58)	(0.40)	(0.26)	9.11
11/30/2021	9.89	0.09	(0.02)	0.07	(0.19)	9.77
11/30/2020	9.89	0.20	0.06	0.26	(0.26)	9.89
Class R6
5/31/2025(c)	9.20	0.22	0.01	0.23	(0.22)	9.21
11/30/2024	9.09	0.47	0.11	0.58	(0.47)	9.20
11/30/2023	9.11	0.43	– (f)	0.43	(0.45)	9.09
11/30/2022	9.76	0.19	(0.57)	(0.38)	(0.27)	9.11
11/30/2021	9.89	0.10	(0.04)	0.06	(0.19)	9.76
11/30/2020	9.89	0.21	0.06	0.27	(0.27)	9.89

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss)in the Statement of Operations for the year ended November 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

376	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.37	(d)	0.65	(e)	0.74	(e)	4.39	(e)	$45	70	(d)
6.08		0.65		0.77		4.75		42	78
4.59		0.65		0.80		4.47		40	94
(4.31)		0.65		0.80		1.71		11	176
0.44		0.65		0.81		0.67		12	220
2.41		0.65		1.11		1.81		12	351

2.49	(d)	0.39	(e)	0.46	(e)	4.66	(e)	11	70	(d)
6.35		0.41		0.50		5.00		11	78
4.85		0.40		0.52		4.59		11	94
(4.07)		0.40		0.57		1.95		11	176
0.68		0.40		0.57		0.90		12	220
2.66		0.40		0.87		2.06		12	351

2.54	(d)	0.31	(e)	0.41	(e)	4.72	(e)	4,096	70	(d)
6.57		0.31		0.42		5.07		2,458	78
4.84		0.31		0.47		4.69		1,223	94
(3.90)		0.33		0.49		2.04		925	176
0.65		0.34		0.52		0.98		963	220
2.75		0.36		0.81		2.17		911	351

See Notes to Financial Statements.	377

Financial Highlights (unaudited)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2025(c)	$3.87	$0.09	$0.01		$0.10	$(0.10)	$3.87
11/30/2024	3.82	0.17	0.07		0.24	(0.19)	3.87
11/30/2023	3.84	0.15	–	(f)	0.15	(0.17)	3.82
11/30/2022	4.16	0.08	(0.28)		(0.20)	(0.12)	3.84
11/30/2021	4.20	0.07	(0.01)		0.06	(0.10)	4.16
11/30/2020	4.21	0.09	0.02	(g)	0.11	(0.12)	4.20
Class C
5/31/2025(c)	3.90	0.08	0.01		0.09	(0.09)	3.90
11/30/2024	3.84	0.15	0.08		0.23	(0.17)	3.90
11/30/2023	3.86	0.12	0.01		0.13	(0.15)	3.84
11/30/2022	4.19	0.06	(0.30)		(0.24)	(0.09)	3.86
11/30/2021	4.22	0.04	–		0.04	(0.07)	4.19
11/30/2020	4.23	0.07	0.02	(g)	0.09	(0.10)	4.22
Class F
5/31/2025(c)	3.87	0.09	0.01		0.10	(0.10)	3.87
11/30/2024	3.82	0.17	0.07		0.24	(0.19)	3.87
11/30/2023	3.83	0.15	0.02		0.17	(0.18)	3.82
11/30/2022	4.16	0.08	(0.29)		(0.21)	(0.12)	3.83
11/30/2021	4.19	0.07	–		0.07	(0.10)	4.16
11/30/2020	4.21	0.10	0.01	(g)	0.11	(0.13)	4.19
Class F3
5/31/2025(c)	3.88	0.10	–	(h)	0.10	(0.10)	3.88
11/30/2024	3.82	0.18	0.08		0.26	(0.20)	3.88
11/30/2023	3.84	0.16	–	(f)	0.16	(0.18)	3.82
11/30/2022	4.17	0.10	(0.30)		(0.20)	(0.13)	3.84
11/30/2021	4.20	0.08	–		0.08	(0.11)	4.17
11/30/2020	4.21	0.10	0.02	(g)	0.12	(0.13)	4.20
Class I
5/31/2025(c)	3.87	0.09	0.01		0.10	(0.10)	3.87
11/30/2024	3.82	0.18	0.07		0.25	(0.20)	3.87
11/30/2023	3.83	0.16	0.01		0.17	(0.18)	3.82
11/30/2022	4.16	0.10	(0.30)		(0.20)	(0.13)	3.83
11/30/2021	4.19	0.07	0.01	(g)	0.08	(0.11)	4.16
11/30/2020	4.21	0.10	0.01	(g)	0.11	(0.13)	4.19
Class R2
5/31/2025(c)	3.88	0.08	–	(h)	0.08	(0.09)	3.87
11/30/2024	3.82	0.15	0.09		0.24	(0.18)	3.88
11/30/2023	3.84	0.13	0.01		0.14	(0.16)	3.82
11/30/2022	4.16	0.07	(0.29)		(0.22)	(0.10)	3.84
11/30/2021	4.20	0.05	(0.01)		0.04	(0.08)	4.16
11/30/2020	4.21	0.08	0.02	(g)	0.10	(0.11)	4.20

378	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.53	(d)	0.59	(e)	0.59	(e)	4.65	(e)	$7,206,253	73	(d)
6.43		0.58		0.58		4.41		7,427,558	92
4.02		0.59		0.59		3.84		7,726,193	54
(4.90)		0.58		0.58		2.10		9,589,050	75
1.40		0.58		0.58		1.55		13,355,736	84
2.76		0.59		0.59		2.22		12,733,693	102

2.22	(d)	1.21	(e)	1.21	(e)	4.02	(e)	1,221,313	73	(d)
6.05		1.19		1.19		3.79		1,333,782	92
3.39		1.21		1.21		3.22		1,598,563	54
(5.69)		1.22		1.22		1.45		2,170,217	75
0.99		1.23		1.23		0.91		3,379,490	84
2.10		1.24		1.24		1.62		3,914,470	102

2.59	(d)	0.49	(e)	0.49	(e)	4.75	(e)	952,927	73	(d)
6.54		0.48		0.48		4.49		1,084,870	92
4.40		0.49		0.49		3.81		1,469,843	54
(5.05)		0.48		0.48		1.96		6,132,794	75
1.74		0.48		0.48		1.65		26,865,299	84
2.62		0.49		0.49		2.33		23,546,579	102

2.68	(d)	0.31	(e)	0.31	(e)	4.93	(e)	4,373,177	73	(d)
7.00		0.31		0.31		4.69		4,559,643	92
4.31		0.31		0.32		4.12		4,626,104	54
(4.87)		0.31		0.32		2.41		5,143,625	75
1.91		0.31		0.31		1.81		5,139,001	84
3.03		0.33		0.33		2.48		4,425,861	102

2.63	(d)	0.39	(e)	0.39	(e)	4.85	(e)	27,074,180	73	(d)
6.64		0.38		0.38		4.61		26,180,734	92
4.50		0.39		0.39		4.06		26,240,622	54
(4.95)		0.38		0.38		2.51		25,868,734	75
1.85		0.38		0.38		1.74		12,428,298	84
2.97		0.39		0.39		2.44		9,762,949	102

2.07	(d)	0.99	(e)	0.99	(e)	4.24	(e)	4,218	73	(d)
6.28		0.98		0.98		4.01		5,210	92
3.61		0.99		0.99		3.45		5,427	54
(5.28)		0.98		0.98		1.70		6,312	75
1.00		0.98		0.98		1.17		9,901	84
2.36		0.99		0.99		1.85		13,909	102

See Notes to Financial Statements.	379

Financial Highlights (unaudited)(concluded)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2025(c)	$3.88	$0.08	$0.01		$0.09	$(0.09)	$3.88
11/30/2024	3.82	0.16	0.08		0.24	(0.18)	3.88
11/30/2023	3.84	0.14	–	(f)	0.14	(0.16)	3.82
11/30/2022	4.17	0.07	(0.29)		(0.22)	(0.11)	3.84
11/30/2021	4.20	0.05	0.01	(g)	0.06	(0.09)	4.17
11/30/2020	4.21	0.08	0.02	(g)	0.10	(0.11)	4.20
Class R4
5/31/2025(c)	3.88	0.09	0.01		0.10	(0.10)	3.88
11/30/2024	3.83	0.17	0.07		0.24	(0.19)	3.88
11/30/2023	3.84	0.15	0.01		0.16	(0.17)	3.83
11/30/2022	4.17	0.08	(0.30)		(0.22)	(0.11)	3.84
11/30/2021	4.20	0.07	–		0.07	(0.10)	4.17
11/30/2020	4.22	0.09	0.01	(g)	0.10	(0.12)	4.20
Class R5
5/31/2025(c)	3.87	0.09	–	(h)	0.09	(0.10)	3.86
11/30/2024	3.81	0.18	0.08		0.26	(0.20)	3.87
11/30/2023	3.83	0.15	0.01		0.16	(0.18)	3.81
11/30/2022	4.15	0.09	(0.29)		(0.20)	(0.12)	3.83
11/30/2021	4.19	0.08	(0.01)		0.07	(0.11)	4.15
11/30/2020	4.20	0.10	0.02	(g)	0.12	(0.13)	4.19
Class R6
5/31/2025(c)	3.87	0.10	–	(h)	0.10	(0.10)	3.87
11/30/2024	3.82	0.18	0.07		0.25	(0.20)	3.87
11/30/2023	3.83	0.16	0.01		0.17	(0.18)	3.82
11/30/2022	4.16	0.10	(0.30)		(0.20)	(0.13)	3.83
11/30/2021	4.19	0.08	–		0.08	(0.11)	4.16
11/30/2020	4.21	0.10	0.01	(g)	0.11	(0.13)	4.19

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended November 30, 2020 and 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(h)	Amount is less than $0.01.

380	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.38	(d)	0.89	(e)	0.89	(e)	4.35	(e)	$279,761	73	(d)
6.39		0.88		0.88		4.11		300,007	92
3.71		0.89		0.89		3.55		314,049	54
(5.18)		0.88		0.88		1.84		358,357	75
1.10		0.88		0.88		1.26		410,131	84
2.46		0.89		0.89		1.94		384,845	102

2.51	(d)	0.64	(e)	0.64	(e)	4.60	(e)	151,157	73	(d)
6.37		0.63		0.63		4.38		150,243	92
4.24		0.64		0.64		3.80		137,909	54
(5.23)		0.63		0.63		2.10		146,587	75
1.67		0.63		0.63		1.58		168,338	84
2.47		0.64		0.64		2.18		166,524	102

2.37	(d)	0.39	(e)	0.39	(e)	4.85	(e)	73,295	73	(d)
6.92		0.38		0.38		4.62		65,719	92
4.23		0.39		0.39		4.05		64,991	54
(4.79)		0.38		0.38		2.37		65,954	75
1.67		0.38		0.38		1.83		63,717	84
2.97		0.39		0.39		2.45		69,901	102

2.68	(d)	0.31	(e)	0.31	(e)	4.93	(e)	1,020,060	73	(d)
6.72		0.31		0.31		4.69		1,103,777	92
4.58		0.31		0.32		4.12		1,008,631	54
(4.89)		0.31		0.32		2.42		1,077,561	75
1.91		0.31		0.31		1.82		1,035,235	84
2.79		0.33		0.33		2.50		896,878	102

See Notes to Financial Statements.	381

Financial Highlights (unaudited)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2025(c)	$8.81	$0.20	$(0.15)	$0.05	$(0.21)	$–	$(0.21)
11/30/2024	8.54	0.41	0.27	0.68	(0.41)	–	(0.41)
11/30/2023	8.76	0.37	(0.20)	0.17	(0.39)	–	(0.39)
11/30/2022	10.54	0.25	(1.68)	(1.43)	(0.29)	(0.06)	(0.35)
11/30/2021	10.91	0.19	(0.12)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.46	0.69	(0.27)	–	(0.27)
Class C
5/31/2025(c)	8.80	0.17	(0.15)	0.02	(0.18)	–	(0.18)
11/30/2024	8.53	0.35	0.28	0.63	(0.36)	–	(0.36)
11/30/2023	8.76	0.31	(0.20)	0.11	(0.34)	–	(0.34)
11/30/2022	10.53	0.18	(1.66)	(1.48)	(0.23)	(0.06)	(0.29)
11/30/2021	10.90	0.12	(0.11)	0.01	(0.15)	(0.23)	(0.38)
11/30/2020	10.48	0.17	0.45	0.62	(0.20)	–	(0.20)
Class F
5/31/2025(c)	8.81	0.20	(0.15)	0.05	(0.21)	–	(0.21)
11/30/2024	8.54	0.41	0.28	0.69	(0.42)	–	(0.42)
11/30/2023	8.76	0.37	(0.19)	0.18	(0.40)	–	(0.40)
11/30/2022	10.54	0.24	(1.66)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.20	(0.12)	0.08	(0.22)	(0.23)	(0.45)
11/30/2020	10.48	0.24	0.47	0.71	(0.28)	–	(0.28)
Class F3
5/31/2025(c)	8.81	0.21	(0.15)	0.06	(0.22)	–	(0.22)
11/30/2024	8.54	0.43	0.28	0.71	(0.44)	–	(0.44)
11/30/2023	8.77	0.39	(0.21)	0.18	(0.41)	–	(0.41)
11/30/2022	10.54	0.28	(1.68)	(1.40)	(0.31)	(0.06)	(0.37)
11/30/2021	10.91	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.45	0.72	(0.30)	–	(0.30)
Class I
5/31/2025(c)	8.83	0.21	(0.16)	0.05	(0.22)	–	(0.22)
11/30/2024	8.56	0.43	0.27	0.70	(0.43)	–	(0.43)
11/30/2023	8.78	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.56	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.93	0.22	(0.12)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.50	0.26	0.46	0.72	(0.29)	–	(0.29)
Class P
5/31/2025(c)	8.85	0.19	(0.15)	0.04	(0.20)	–	(0.20)
11/30/2024	8.58	0.38	0.28	0.66	(0.39)	–	(0.39)
11/30/2023	8.81	0.34	(0.20)	0.14	(0.37)	–	(0.37)
11/30/2022	10.59	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.96	0.16	(0.11)	0.05	(0.19)	(0.23)	(0.42)
11/30/2020	10.53	0.21	0.46	0.67	(0.24)	–	(0.24)

382	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.65	0.55	(d)	0.64	(e)	0.64	(e)	4.60	(e)	$992,379	212	(d)
8.81	8.13		0.66		0.66		4.64		1,025,041	385
8.54	1.96		0.65		0.65		4.22		940,982	409
8.76	(13.78)		0.65		0.65		2.60		973,820	461
10.54	0.68		0.64		0.64		1.79		1,300,031	393
10.91	6.63		0.66		0.66		2.19		1,416,776	538

8.64	0.23	(d)	1.28	(e)	1.28	(e)	3.97	(e)	24,423	212	(d)
8.80	7.48		1.27		1.27		4.03		26,876	385
8.53	1.33		1.26		1.26		3.59		27,572	409
8.76	(14.32)		1.27		1.27		1.95		34,393	461
10.53	0.04		1.28		1.28		1.16		59,759	393
10.90	5.98		1.29		1.29		1.59		85,200	538

8.65	0.60	(d)	0.54	(e)	0.54	(e)	4.70	(e)	66,352	212	(d)
8.81	8.24		0.56		0.56		4.74		74,397	385
8.54	2.06		0.56		0.56		4.19		80,557	409
8.76	(13.69)		0.55		0.55		2.45		234,058	461
10.54	0.78		0.54		0.54		1.88		1,059,760	393
10.91	6.84		0.56		0.56		2.29		1,013,091	538

8.65	0.70	(d)	0.35	(e)	0.35	(e)	4.89	(e)	954,055	212	(d)
8.81	8.45		0.36		0.36		4.94		951,853	385
8.54	2.14		0.36		0.36		4.52		799,149	409
8.77	(13.42)		0.35		0.35		2.91		707,783	461
10.54	0.97		0.35		0.35		2.07		881,986	393
10.91	6.95		0.36		0.36		2.49		774,625	538

8.66	0.56	(d)	0.40	(e)	0.44	(e)	4.84	(e)	1,280,404	212	(d)
8.83	8.38		0.42		0.46		4.88		1,349,888	385
8.56	2.21		0.41		0.45		4.49		1,071,474	409
8.78	(13.53)		0.41		0.45		3.06		762,733	461
10.56	0.92		0.40		0.44		2.02		433,258	393
10.93	6.98		0.43		0.47		2.44		414,220	538

8.69	0.42	(d)	0.87	(e)	0.87	(e)	4.37	(e)	6	212	(d)
8.85	7.85		0.90		0.90		4.38		19	385
8.58	1.70		0.91		0.91		3.81		41	409
8.81	(14.01)		0.90		0.90		2.33		515	461
10.59	0.43		0.89		0.89		1.53		710	393
10.96	6.45		0.91		0.91		1.94		659	538

See Notes to Financial Statements.	383

Financial Highlights (unaudited)(concluded)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2025(c)	$8.80	$0.18	$(0.15)	$0.03	$(0.19)	$–	$(0.19)
11/30/2024	8.54	0.37	0.27	0.64	(0.38)	–	(0.38)
11/30/2023	8.76	0.33	(0.20)	0.13	(0.35)	–	(0.35)
11/30/2022	10.54	0.21	(1.68)	(1.47)	(0.25)	(0.06)	(0.31)
11/30/2021	10.90	0.15	(0.11)	0.04	(0.17)	(0.23)	(0.40)
11/30/2020	10.48	0.19	0.45	0.64	(0.22)	–	(0.22)
Class R3
5/31/2025(c)	8.81	0.19	(0.16)	0.03	(0.19)	–	(0.19)
11/30/2024	8.54	0.38	0.28	0.66	(0.39)	–	(0.39)
11/30/2023	8.76	0.34	(0.20)	0.14	(0.36)	–	(0.36)
11/30/2022	10.54	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.90	0.16	(0.11)	0.05	(0.18)	(0.23)	(0.41)
11/30/2020	10.48	0.20	0.45	0.65	(0.23)	–	(0.23)
Class R4
5/31/2025(c)	8.81	0.20	(0.15)	0.05	(0.21)	–	(0.21)
11/30/2024	8.54	0.40	0.28	0.68	(0.41)	–	(0.41)
11/30/2023	8.76	0.36	(0.20)	0.16	(0.38)	–	(0.38)
11/30/2022	10.54	0.24	(1.68)	(1.44)	(0.28)	(0.06)	(0.34)
11/30/2021	10.91	0.18	(0.11)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.45	0.68	(0.26)	–	(0.26)
Class R5
5/31/2025(c)	8.81	0.21	(0.15)	0.06	(0.22)	–	(0.22)
11/30/2024	8.54	0.42	0.28	0.70	(0.43)	–	(0.43)
11/30/2023	8.76	0.38	(0.19)	0.19	(0.41)	–	(0.41)
11/30/2022	10.54	0.26	(1.68)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.21	(0.11)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.49	0.26	0.45	0.71	(0.29)	–	(0.29)
Class R6
5/31/2025(c)	8.82	0.21	(0.15)	0.06	(0.22)	–	(0.22)
11/30/2024	8.55	0.43	0.28	0.71	(0.44)	–	(0.44)
11/30/2023	8.77	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.55	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.92	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.46	0.73	(0.30)	–	(0.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

384	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.64	0.35	(d)	1.04	(e)	1.04	(e)	4.20	(e)	$1,108	212	(d)
8.80	7.58		1.06		1.06		4.24		1,170	385
8.54	1.55		1.05		1.05		3.81		1,086	409
8.76	(14.12)		1.05		1.05		2.18		1,199	461
10.54	0.37		1.04		1.04		1.39		1,768	393
10.90	6.21		1.06		1.06		1.81		2,579	538

8.65	0.40	(d)	0.94	(e)	0.94	(e)	4.30	(e)	24,151	212	(d)
8.81	7.81		0.96		0.96		4.34		26,794	385
8.54	1.65		0.95		0.95		3.92		27,043	409
8.76	(14.03)		0.95		0.95		2.30		27,760	461
10.54	0.47		0.95		0.95		1.50		37,846	393
10.90	6.32		0.96		0.96		1.90		85,403	538

8.65	0.52	(d)	0.69	(e)	0.69	(e)	4.55	(e)	31,917	212	(d)
8.81	8.08		0.71		0.71		4.59		32,457	385
8.54	1.90		0.70		0.70		4.18		31,524	409
8.76	(13.82)		0.70		0.70		2.54		30,002	461
10.54	0.63		0.69		0.69		1.74		44,058	393
10.91	6.58		0.71		0.71		2.16		58,811	538

8.65	0.65	(d)	0.44	(e)	0.44	(e)	4.80	(e)	23,711	212	(d)
8.81	8.35		0.46		0.46		4.84		23,962	385
8.54	2.16		0.45		0.45		4.41		20,023	409
8.76	(13.61)		0.45		0.45		2.74		22,290	461
10.54	0.88		0.44		0.44		1.99		78,822	393
10.91	6.85		0.46		0.46		2.40		110,056	538

8.66	0.70	(d)	0.35	(e)	0.35	(e)	4.89	(e)	216,102	212	(d)
8.82	8.45		0.36		0.36		4.94		226,490	385
8.55	2.26		0.36		0.36		4.52		197,934	409
8.77	(13.50)		0.35		0.35		2.90		183,807	461
10.55	0.97		0.35		0.35		2.08		252,862	393
10.92	7.05		0.36		0.36		2.51		295,096	538

See Notes to Financial Statements.	385

Financial Highlights (unaudited)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2025(c)	$10.03	$0.23	$–	$0.23	$(0.23)	$10.03
11/30/2024	9.92	0.50	0.11	0.61	(0.50)	10.03
11/30/2023	9.80	0.41	0.12	0.53	(0.41)	9.92
11/30/2022	10.00	0.12	(0.18)	(0.06)	(0.14)	9.80
11/30/2021	10.04	0.03	(0.03)	– (f)	(0.04)	10.00
11/30/2020	10.03	0.11	0.01 (g)	0.12	(0.11)	10.04
Class A1
5/31/2025(c)	10.03	0.23	–	0.23	(0.23)	10.03
11/30/2024	9.93	0.49	0.10	0.59	(0.49)	10.03
11/30/2023	9.80	0.40	0.13	0.53	(0.40)	9.93
11/30/2022	10.00	0.09	(0.16)	(0.07)	(0.13)	9.80
11/30/2021	10.04	0.02	(0.03)	(0.01)	(0.03)	10.00
11/30/2020	10.03	0.07	0.04 (g)	0.11	(0.10)	10.04
Class F
5/31/2025(c)	10.03	0.24	–	0.24	(0.24)	10.03
11/30/2024	9.92	0.51	0.11	0.62	(0.51)	10.03
11/30/2023	9.80	0.39	0.15	0.54	(0.42)	9.92
11/30/2022	10.00	0.10	(0.16)	(0.06)	(0.14)	9.80
11/30/2021	10.04	0.04	(0.04)	– (f)	(0.04)	10.00
11/30/2020	10.03	0.11	0.02 (g)	0.13	(0.12)	10.04
Class F3
5/31/2025(c)	10.03	0.24	–	0.24	(0.24)	10.03
11/30/2024	9.92	0.52	0.11	0.63	(0.52)	10.03
11/30/2023	9.80	0.44	0.11	0.55	(0.43)	9.92
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00
11/30/2020	10.03	0.11	0.03 (g)	0.14	(0.13)	10.04
Class I
5/31/2025(c)	10.03	0.24	–	0.24	(0.24)	10.03
11/30/2024	9.92	0.52	0.11	0.63	(0.52)	10.03
11/30/2023	9.80	0.43	0.12	0.55	(0.43)	9.92
11/30/2022	10.00	0.18	(0.23)	(0.05)	(0.15)	9.80
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00
11/30/2020	10.03	0.13	0.01 (g)	0.14	(0.13)	10.04
Class R5
5/31/2025(c)	10.03	0.24	–	0.24	(0.24)	10.03
11/30/2024	9.93	0.52	0.10	0.62	(0.52)	10.03
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93
11/30/2022	10.00	0.10	(0.15)	(0.05)	(0.15)	9.80
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00
11/30/2020	10.03	0.13	0.01 (g)	0.14	(0.13)	10.04

386	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.35 (d)	0.43	(e)	0.43	(e)	4.69	(e)	$5,620,757	36	(d)
6.32	0.43		0.43		5.05		4,725,133	69
5.55	0.43		0.43		4.15		3,720,238	66
(0.62)	0.43		0.44		1.18		5,193,143	48
(0.03)	0.43		0.43		0.34		10,038,159	72
1.25	0.42		0.45		1.14		12,300,460	93

2.30 (d)	0.53	(e)	0.53	(e)	4.59	(e)	9,820	36	(d)
6.11	0.53		0.53		4.95		7,495	69
5.55	0.54		0.54		4.10		4,062	66
(0.72)	0.54		0.54		0.95		3,869	48
(0.13)	0.53		0.53		0.24		13,240	72
1.15	0.52		0.54		0.74		19,403	93

2.38 (d)	0.38	(e)	0.38	(e)	4.74	(e)	144,110	36	(d)
6.37	0.38		0.38		5.11		170,945	69
5.60	0.39		0.39		3.97		262,081	66
(0.57)	0.39		0.39		1.03		1,280,935	48
0.02	0.38		0.38		0.38		5,349,686	72
1.30	0.37		0.40		1.15		7,109,132	93

2.46 (d)	0.23	(e)	0.23	(e)	4.90	(e)	2,646,492	36	(d)
6.53	0.23		0.23		5.25		2,444,355	69
5.76	0.24		0.24		4.45		1,017,847	66
(0.43)	0.24		0.24		1.52		759,273	48
0.16	0.24		0.24		0.53		519,235	72
1.45	0.25		0.26		1.13		804,537	93

2.53 (d)	0.28	(e)	0.28	(e)	4.84	(e)	4,628,765	36	(d)
6.37	0.28		0.28		5.21		4,053,800	69
5.71	0.28		0.28		4.35		3,910,327	66
(0.47)	0.28		0.28		1.80		3,872,022	48
0.12	0.28		0.28		0.49		1,285,378	72
1.40	0.27		0.30		1.35		1,258,215	93

2.43 (d)	0.28	(e)	0.28	(e)	4.84	(e)	352	36	(d)
6.37	0.28		0.28		5.21		270	69
5.82	0.28		0.28		4.41		188	66
(0.47)	0.28		0.29		1.05		131	48
0.12	0.28		0.28		0.49		592	72
1.41	0.27		0.30		1.31		784	93

See Notes to Financial Statements.	387

Financial Highlights (unaudited)(concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R6
5/31/2025(c)	$10.03	$0.24	$–	$0.24	$(0.24)	$10.03
11/30/2024	9.93	0.53	0.09	0.62	(0.52)	10.03
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00
11/30/2020	10.03	0.12	0.02 (g)	0.14	(0.13)	10.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

388	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.46	(d)	0.23	(e)	0.23	(e)	4.90	(e)	$48,313	36	(d)
6.43		0.23		0.23		5.27		55,771	69
5.87		0.24		0.24		4.42		67,702	66
(0.43)		0.24		0.24		1.52		68,773	48
0.16		0.24		0.24		0.54		86,964	72
1.45		0.25		0.26		1.17		65,008	93

See Notes to Financial Statements.	389

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of thirteen funds as of May 31, 2025. This report covers the following eleven funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at May 31, 2025:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in

Notes to Financial Statements (unaudited)(continued)

each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Funds’ financial position or their results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (unaudited)(continued)

Securities actively traded on any recognized U.S. or non-U.S. change or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the

Notes to Financial Statements (unaudited)(continued)

circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(d)

Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons

Notes to Financial Statements (unaudited)(continued)

interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statements of Assets and Liabilities and represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of May 31, 2025 the Funds had the following unfunded loan commitments:

Floating Rate Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
Chrysaor Bidco SARL USD Delayed Draw Term Loan	$649,165	$653,696	$649,165	$4,531
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan	509,434	506,129	508,756	(2,627)
Groundworks LLC 2024 Delayed Draw Term Loan	630,849	630,455	630,890	(435)
Hanger, Inc. 2024 Delayed Draw Term Loan	2,335,965	2,333,045	2,325,189	7,856
Raven Acquisition Holdings LLC Delayed Draw Term Loan	1,489,533	1,488,141	1,482,643	5,498
USALCO LLC 2024 Delayed Draw Term Loan	553,060	556,086	553,061	3,025
Total	$6,168,006	$6,167,552	$6,149,704	$17,848

Short Duration Core Bond Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
Diamondback E&P LLC Delayed Draw Term Loan	$2,531,000	$2,531,000	$2,518,345	$12,655

Ultra Short Bond Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
Diamondback E&P LLC Delayed Draw Term Loan	$55,290,000	$55,290,000	$55,013,550	$276,450

(e)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement

Notes to Financial Statements (unaudited)(continued)

of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(f)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of May 31, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(g)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

The Funds’ repurchase agreements are not subject to master netting arrangements.

(j)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(k)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)

Derivatives–Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the of Statements Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Notes i. – v. below describe the various derivatives used by the Funds.

i.

Forward Foreign Currency Exchange Contracts–The Funds listed in the tables below are exposed to foreign currency risks associated with some or all of their portfolio investments and, during the period, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. During the period, the Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ii.	Futures Contracts–During the period, the Funds listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the period, the Funds also purchased futures contracts to invest

Notes to Financial Statements (unaudited)(continued)

incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

iii.

Swap Contracts–During the period, the Funds listed in the tables below engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. During the period, the Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized

Notes to Financial Statements (unaudited)(continued)

over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contracts are subject to master netting arrangements.

Credit Default Swap Contracts–During the period, the Funds listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligation.

Notes to Financial Statements (unaudited)(continued)

Inflation-Linked Swap Contracts–During the period, the Funds listed in the tables below entered into inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Interest Rate Swap Contracts–During the period, the Funds listed in the tables below entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Total Return Swap Contracts–During the period, the Funds listed in the tables below entered into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Funds may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

iv.

Options–During the period, the Funds listed in the tables below entered into purchased and written exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are

Notes to Financial Statements (unaudited)(continued)

exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains/(losses) on investments in the Funds’ Statements of Operations.

v.	Summary of Derivative Information–As of May 31, 2025, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate each Fund’s use of derivative instruments:

		Convertible Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$399
Options Purchased	Included in investments in securities	$7,551,082	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$20,445
OTC Written Options	Options written outstanding, at fair value	$3,055,990	–

		Core Fixed Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location		Interest Rate Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts		$ 387,592

Liability Derivatives
Futures Contracts(1)	Payable, variation margin for futures contracts		$1,400,065

Notes to Financial Statements (unaudited)(continued)

		Core Plus Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$1,707,399	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$100,154
Futures Contracts(1)	Payable, variation margin for futures contracts	$ 912,947	–

			Floating Rate Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	$6,063,278	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	–	$ 14,594
Futures Contracts(1)	Receivable, variation margin for futures contracts	–	$ 253,696	–
Total Return Swap Contracts	Receivable, Total return swap contracts, at fair value	$2,641,266	–	–

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(2)	Payable, variation margin for centrally cleared swap contracts agreements	–	$ 679,550	–
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	–	$1,228,194

			High Yield Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	$12,924,343
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$ 160,320	–
Futures Contracts(1)	Receivable, variation margin for futures contracts	$ 867,429	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$3,751,698	–
Futures Contracts(1)	Payable, variation margin for futures contracts	$2,454,198	–	–

Notes to Financial Statements (unaudited)(continued)

				Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	–	$61,494
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	$1,638,505	–
Centrally Cleared Interest Rate Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	$ 5,571,002	–	–	–
Futures Contracts(1)	Receivable, variation margin for futures contracts	$13,494,381	–	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$406,655	–	–
Futures Contracts(1)	Payable, variation margin for futures contracts	$ 32,140	–	–	–

Inflation Focused Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	$26,996,720
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	$295,211	–
Centrally Cleared Interest Rate Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	$ 2,682	–	–
CPI Swap Contracts	Unrealized appreciation on CPI swap contracts	–	–	$ 8,933,821
Futures Contracts(1)	Receivable, variation margin for futures contracts	$776,607	–	–

Liability Derivatives
Centrally Cleared CPI Swap Contracts(2)	Payable, variation margin for centrally cleared swap contracts agreements	–	–	$ 1,034,375
Centrally Cleared Interest Rate Swap Contracts(2)	Payable, variation margin for centrally cleared swap contracts agreements	$ 2,674	–	–
CPI Swap Contracts	Unrealized depreciation on CPI swap contracts	–	–	$ 5,327,120
Futures Contracts(1)	Payable, variation margin for futures contracts	$ 38,260	–	–

Notes to Financial Statements (unaudited)(continued)

	Short Duration Core Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	$7,652
Centrally Cleared Interest Rate Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	$ 49,400	–
Futures Contracts(1)	Receivable, variation margin for futures contracts	$ 201,678	–

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(2)	Payable, variation margin for centrally cleared swap contracts agreements	$1,202,892	–

			Short Duration Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	–	$978,963
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	$17,045,612	–
Centrally Cleared Interest Rate Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contracts agreements	$ 6,583,972	–	–	–
Futures Contracts(1)	Receivable, variation margin for futures contracts	$23,423,478	–	–	–

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(2)	Payable, variation margin for centrally cleared swap contracts agreements	$49,294,942	–	–	–
Credit Default Swap Contracts	Credit default swap contracts agreements payable, at fair value	–	–	$ 2,807,579	–
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$64,461	–	–
Futures Contracts(1)	Payable, variation margin for futures contracts	$ 6,343,452	–	–	–

Notes to Financial Statements (unaudited)(continued)

		Total Return Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$1,357,310	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$672,982
Futures Contracts(1)	Payable, variation margin for futures contracts	$ 791,273	–

Ultra Short Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$ 517,766
(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

The following tables present the effect of derivatives on the Statements of Operations for the six months ended May 31, 2025:

	Convertible Fund
	Equity Contracts	Foreign Currency Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Forward Foreign Currency Exchange Contracts	–	$(518,897)
Purchased Options	$2,694,099	–
OTC Written Options	$(1,158,008)	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Forward Foreign Currency Exchange Contracts	–	$(49,375)
Purchased Options	$(5,508,973)	–
OTC Written Options	$(677,671)	–
Derivatives volume calculated based on the number of contracts or notional amounts
Forward Foreign Currency Exchange Contracts	–	$12,693,276
Purchased Options	$1,132,582	–
OTC Written Options	$(78,821)	–

Core Fixed Income Fund
Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Futures Contracts	$(2,264,868)
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Futures Contracts	$(1,851,339)
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts	2,355

Notes to Financial Statements (unaudited)(continued)

		Core Plus Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts	–	–	$(599)
Forward Foreign Currency Exchange Contracts	–	$83,546	–
Futures Contracts	$(4,082,012)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Forward Foreign Currency Exchange Contracts	–	$(104,362)	–
Futures Contracts	$(545,822)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts	–	–	$2,636,571
Forward Foreign Currency Exchange Contracts	–	$2,616,207	–
Futures Contracts	2,043	–	–

Notes to Financial Statements (unaudited)(continued)

			Floating Rate Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts	–	–	–	$9,155
CPI/Interest Rate Swap Contracts	–	$1,292,665	–	–
Total Return Swap Contracts	$773,135	–	–	–
Forward Foreign Currency Exchange Contracts	–	–	$(13,505,440)	–
Futures Contracts	–	$975,963	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
CPI/Interest Rate Swap Contracts	–	$(2,520,455)	–	–
Total Return Swap Contracts	$(1,658,045)	–	–	–
Forward Foreign Currency Exchange Contracts	–	–	$(2,196,192)	–
Futures Contracts	–	$371,959	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	–	$254,989,286	–	–
Total Return Swap Contracts	$756,219	–	–	–
Forward Foreign Currency Exchange Contracts	–	–	$288,320,996	–
Futures Contracts	–	225	–	–

Notes to Financial Statements (unaudited)(continued)

		High Yield Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts	–	–	$966,676
Forward Foreign Currency Exchange Contracts	–	$(1,394,321)	–
Futures Contracts	$(4,576,954)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts	–	–	$2,727,256
Forward Foreign Currency Exchange Contracts	–	$(6,902,690)	–
Futures Contracts	$(1,686,642)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts	–	–	$58,636,286
Forward Foreign Currency Exchange Contracts	–	$196,004,438	–
Futures Contracts	3,944	–	–

Notes to Financial Statements (unaudited)(continued)

		Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
CPI/Interest Rate Swap Contracts	$4,635,007	–	–
Credit Default Swap Contracts	–	–	$459,929
Forward Foreign Currency Exchange Contracts	–	$359,379	–
Futures Contracts	$(65,383,366)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
CPI/Interest Rate Swap Contracts	$1,385,134	–	–
Credit Default Swap Contracts	–	–	$20,811
Forward Foreign Currency Exchange Contracts	–	$(424,758)	–
Futures Contracts	$(6,072,162)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	$317,285,571	–	–
Credit Default Swap Contracts	–	–	$75,411,429
Forward Foreign Currency Exchange Contracts	–	$10,979,041	–
Futures Contracts	12,199	–	–

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund
	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
CPI/Interest Rate Swap Contracts	$14,833,755	–
Credit Default Swap Contracts	–	$74,572
Futures Contracts	$943,454	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
CPI/Interest Rate Swap Contracts	$(7,006,404)	–
Credit Default Swap Contracts	–	$(21,801)
Futures Contracts	$(201,151)	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	$853,236,988	–
Credit Default Swap Contracts	–	$15,047,286
Futures Contracts	2,320	–

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund
	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts	–	$722,111
Futures Contracts	$(435,942)	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
CPI/Interest Rate Swap Contracts	$(818,804)	–
Futures Contracts	$70,612	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	$93,708,714	–
Futures Contracts	478	–

Notes to Financial Statements (unaudited)(continued)

		Short Duration Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
CPI/Interest Rate Swap Contracts	$83,109,157	–	–
Credit Default Swap Contracts	–	–	$3,601,793
Forward Foreign Currency Exchange Contracts	–	$202,519	–
Futures Contracts	$(47,902,448)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
CPI/Interest Rate Swap Contracts	$(73,974,281)	–	–
Credit Default Swap Contracts	–	–	$287,683
Forward Foreign Currency Exchange Contracts	–	$(74,662)	–
Futures Contracts	$17,544,414	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	$10,545,932,714	–	–
Credit Default Swap Contracts	–	–	$663,823,145
Forward Foreign Currency Exchange Contracts	–	$4,554,064	–
Futures Contracts	71,181	–	–

Notes to Financial Statements (unaudited)(continued)

		Total Return Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts	–	–	$(158,731)
Forward Foreign Currency Exchange Contracts	–	$586,166	–
Futures Contracts	$(5,078,239)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Forward Foreign Currency Exchange Contracts	–	$(702,509)	–
Futures Contracts	$(2,352,559)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts	–	–	$2,505,143
Forward Foreign Currency Exchange Contracts	–	$18,017,765	–
Futures Contracts	1,987	–	–

Ultra Short Bond Fund
Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Futures Contracts	$1,073,268
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Futures Contracts	$(50,376)
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts	2,402

Notes to Financial Statements (unaudited)(continued)

3.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

			Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$7,551,082	$–	$7,551,082
Forward Foreign Currency Exchange Contracts	399	–	399
Total	$7,551,481	$–	$7,551,481

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Securities Collateral Received	Net Amount
Bank Of America	$399	$–	$–	$–	$399
Goldman Sachs	901,012	–	(901,012)	–	–
Morgan Stanley	1,772,207	–	–	–	1,772,207
UBS AG	4,877,863	(3,055,990)	–	(1,821,873)	–
Total	$7,551,481	$(3,055,990)	$(901,012)	$(1,821,873)	$1,772,606

Notes to Financial Statements (unaudited)(continued)

			Convertible Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 20,445	$–	$ 20,445
OTC Options Written	3,055,990	–	3,055,990
Total	$3,076,435	$–	$3,076,435

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
State Street Bank And Trust	$20,445	$–	$–	$–	$20,445
UBS AG	3,055,990	(3,055,990)	–	–	–
Total	$3,076,435	$(3,055,990)	$–	$–	$20,445

			Core Plus Bond Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$100,154	$–	$100,154
Total	$100,154	$–	$100,154

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
State Street Bank And Trust	$100,154	$–	$–	$–	$100,154
Total	$100,154	$–	$–	$–	$100,154

Notes to Financial Statements (unaudited)(continued)

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total Return Swap Contracts	$2,641,266	$–	$2,641,266
Forward Foreign Currency Exchange Contracts	14,594	–	14,594
Total	$2,655,860	$–	$2,655,860

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Securities Collateral Received	Net Amount
Barclays Bank PLC	$10,996	$(10,996)	$–	$–	$–
Morgan Stanley	2,644,864	–	(2,020,000)	–	624,864
Total	$2,655,860	$(10,996)	$(2,020,000)	$–	$624,864

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,228,194	$–	$1,228,194
Total	$1,228,194	$–	$1,228,194

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
Bank Of America	$2,026	$–	$(2,026)	$–	$–
Barclays Bank PLC	75,919	(10,996)	(64,923)	–	–
State Street Bank And Trust	1,150,249	–	(1,150,249)	–	–
Total	$1,228,194	$(10,996)	$(1,217,198)	$–	$–

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$160,320	$–	$160,320
Total	$160,320	$–	$160,320

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Securities Collateral Received	Net Amount
Bank Of America	$65,567	$–	$–	$–	$65,567
Barclays Bank PLC	47,743	–	–	–	47,743
Goldman Sachs	4,064	–	–	–	4,064
Morgan Stanley	22,948	(22,948)	–	–	–
State Street Bank And Trust	19,998	(19,998)	–	–	–
Total	$160,320	$(42,946)	$–	$–	$117,374

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,751,698	$–	$3,751,698
Total	$3,751,698	$–	$3,751,698

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
Morgan Stanley	$140,223	$(22,948)	$(117,275)	$–	$–
State Street Bank And Trust	3,611,475	(19,998)	(3,591,477)	–	–
Total	$3,751,698	$(42,946)	$(3,708,752)	$–	$–

Notes to Financial Statements (unaudited)(continued)

			Income Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$406,655	$–	$406,655
Total	$406,655	$–	$406,655

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
State Street Bank And Trust	$406,655	$–	$(300,000)	$–	$106,655
Total	$406,655	$–	$(300,000)	$–	$106,655

		Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$8,933,821	$–	$8,933,821
Total	$8,933,821	$–	$8,933,821

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Securities Collateral Received	Net Amount
Bank of America	$5,781,423	$(3,539,393)	$(2,242,030)	$–	$–
Barclays Bank PLC	2,211,038	–	(2,211,038)	–	–
Deutsche Bank AG	941,360	(941,360)	–	–	–
Total	$8,933,821	$(4,480,753)	$(4,453,068)	$–	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$5,327,120	$–	$5,327,120
Total	$5,327,120	$–	$5,327,120

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
Bank of America	$3,539,393	$(3,539,393)	$–	$–	$–
Deutsche Bank AG	1,787,727	(941,360)	(703,000)	–	143,367
Total	$5,327,120	$(4,480,753)	$(703,000)	$–	$143,367

Notes to Financial Statements (unaudited)(continued)

		Short Duration Income Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$2,807,579	$–	$2,807,579
Forward Foreign Currency Exchange Contracts	64,461	–	64,461
Total	$2,872,040	$–	$2,872,040

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
Citibank	$2,450,904	$–	$(2,450,904)	$–	$–
Morgan Stanley	356,675	–	(210,000)	–	146,675
State Street Bank And Trust	64,461	–	–	–	64,461
Total	$2,872,040	$–	$(2,660,904)	$–	$211,136

			Total Return Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$672,982	$–	$672,982
Total	$672,982	$–	$672,982

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
State Street Bank And Trust	$672,982	$–	$(670,000)	$–	$2,982
Total	$672,982	$–	$(670,000)	$–	$2,982

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.60%
Over $2 billion	.57%

Core Fixed Income Fund
First $1 billion	.24%
Next $1 billion	.21%
Over $2 billion	.20%

Core Plus Bond Fund
First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Income Fund
First $3 billion	.38%
Next $7 billion	.35%
Over $10 billion	.34%
Inflation Focused Fund
First $2 billion	.30%
Next $3 billion	.28%
Over $5 billion	.26%

Short Duration Core Bond Fund
First $1 billion	.30%
Next $1 billion	.25%
Over $2 billion	.20%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

Total Return Fund
First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

Ultra Short Bond Fund	.17%

For the six months ended May 31, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.21%
Core Plus Bond Fund	.28%
Floating Rate Fund	.46%
High Yield Fund	.54%
Income Fund	.37%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.21%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the six months ended May 31, 2025:

Fund	Fund Administration Fee
Convertible Fund	$6,627
Core Fixed Income Fund	27,074
Core Plus Bond Fund	19,985
Floating Rate Fund	39,850
High Yield Fund	43,167
Income Fund	30,029
Inflation Focused Fund	18,438
Short Duration Core Bond Fund	10,451
Short Duration Income Fund	210,454
Total Return Fund	26,000
Ultra Short Bond Fund	52,839

For the six months ended May 31, 2025 and continuing through March 31, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding certain of the Funds’ expenses, to the following annual rates:

	Classes
Fund	A,C,F,I,R2,R3, R4 and R5	F3 and R6
Core Plus Bond Fund	.48%	.41%
Short Duration Core Bond Fund	.40%	.31%

For the six months ended May 31, 2025 and continuing through March 31, 2026, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of .04% of each Fund’s average daily net assets.

All contractual management fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%		.25%	(4)	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	(3)	–		.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable for Ultra Short Bond Fund.
(4)	Class A1 only for Ultra Short Bond Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2025:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$ 1,137	$ 17,320
Core Fixed Income Fund	32,423	406,681
Core Plus Bond Fund	25,618	415,415
Floating Rate Fund	24,841	692,528
High Yield Fund	20,730	291,476
Income Fund	74,131	892,731
Inflation Focused Fund	1,055	11,039
Short Duration Core Bond Fund	6,832	84,636
Short Duration Income Fund	154,302	3,605,425
Total Return Fund	33,142	376,214
Ultra Short Bond Fund	–	8,900

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2025:

	Class A	Class C
Convertible Fund	$ –	$ 644
Core Fixed Income Fund	25,680	7,856
Core Plus Bond Fund	102,885	6,191
Floating Rate Fund	37,789	9,065
High Yield Fund	14,676	3,719
Income Fund	44,585	5,113
Inflation Focused Fund	546	52
Short Duration Core Bond Fund	1,793	2,027
Short Duration Income Fund	193,604	68,215
Total Return Fund	16,201	459
Ultra Short Bond Fund	157	893

Other Related Parties

As of May 31, 2025, the percentages of the outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Core Fixed Income Fund	High Yield Fund	Income Fund	Short Duration Income Fund	Ultra Short Bond Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	6.59%	2.78%	3.36%	0.29%	0.30%
Lord Abbett Multi-Asset Income Fund	5.83%	1.73%	1.54%	0.08%	0.15%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$7,308,919	$ –	$ –	$7,308,919
Core Fixed Income Fund	105,623,336	–	–	105,623,336
Core Plus Bond Fund	98,130,258	–	–	98,130,258
Floating Rate Fund	177,474,401	–	–	177,474,401
High Yield Fund	126,227,521	–	–	126,227,521
Income Fund	163,105,324	–	–	163,105,324
Inflation Focused Fund	17,508,780	–	–	17,508,780
Short Duration Core Bond Fund	12,903,122	–	–	12,903,122
Short Duration Income Fund	1,081,951,837	–	–	1,081,951,837
Total Return Fund	90,752,931	–	–	90,752,931
Ultra Short Bond Fund	294,121,081	–	–	294,121,081

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$11,493,965	$ –	$ –	$11,493,965
Core Fixed Income Fund	185,831,140	–	–	185,831,140
Core Plus Bond Fund	122,942,751	–	–	122,942,751
Floating Rate Fund	415,311,398	–	–	415,311,398
High Yield Fund	270,300,740	–	–	270,300,740
Income Fund	257,992,868	–	–	257,992,868
Inflation Focused Fund	39,032,965	–	–	39,032,965
Short Duration Core Bond Fund	23,957,254	–	–	23,957,254
Short Duration Income Fund	2,164,105,484	–	–	2,164,105,484
Total Return Fund	171,280,646	–	–	171,280,646
Ultra Short Bond Fund	515,842,825	–	–	515,842,825

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Notes to Financial Statements (unaudited)(continued)

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Convertible Fund	$(190,041,024)	$–	$(190,041,024)
Core Fixed Income Fund	(98,361,855)	(208,853,809)	(307,215,664)
Core Plus Bond Fund	(28,574,645)	(52,162,923)	(80,737,568)
Floating Rate Fund	(541,270,239)	(1,283,695,665)	(1,824,965,904)
High Yield Fund	(406,377,889)	(445,194,323)	(851,572,212)
Income Fund	(192,957,738)	(243,205,127)	(436,162,865)
Inflation Focused Fund	(162,068,069)	(308,951,708)	(471,019,777)
Short Duration Core Bond Fund	(8,081,999)	(9,868,973)	(17,950,972)
Short Duration Income Fund	(1,403,020,736)	(5,859,057,498)	(7,262,078,234)
Total Return Fund	(218,672,385)	(354,906,684)	(573,579,069)
Ultra Short Bond Fund	(67,668,322)	(137,790,580)	(205,458,902)

As of May 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, amortization of premium, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Convertible Fund	$529,557,664	$45,891,263	$(18,467,938)	$27,423,325
Core Fixed Income Fund	5,573,670,392	27,661,397	(68,501,214)	(40,839,817)
Core Plus Bond Fund	4,794,548,678	27,780,951	(44,287,362)	(16,506,411)
Floating Rate Fund	4,695,219,231	66,402,001	(62,453,098)	3,948,903
High Yield Fund	3,446,093,309	97,670,270	(105,686,155)	(8,015,885)
Income Fund	6,179,426,086	72,284,699	(137,034,413)	(64,749,714)
Inflation Focused Fund	806,234,180	11,691,352	(13,454,146)	(1,762,794)
Short Duration Core Bond Fund	608,382,257	3,237,274	(1,813,319)	1,423,955
Short Duration Income Fund	45,662,990,648	343,603,222	(1,522,311,705)	(1,178,708,483)
Total Return Fund	4,487,918,159	26,795,847	(84,665,209)	(57,869,362)
Ultra Short Bond Fund	12,988,747,936	40,961,721	(8,517,989)	32,443,732

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2025 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$342,152,920	$–	$386,544,998
Core Fixed Income Fund	11,354,713,723	1,170,873,422	11,435,345,522	976,342,884
Core Plus Bond Fund	9,210,121,856	1,430,340,288	8,963,570,553	979,448,295
Floating Rate Fund	–	1,881,702,845	–	1,974,802,099
High Yield Fund	–	1,420,887,213	–	1,642,550,007
Income Fund	5,035,873,588	2,186,308,769	5,363,533,841	2,126,366,087
Inflation Focused Fund	356,499,100	273,174,703	338,146,084	256,524,631
Short Duration Core Bond Fund	252,644,037	208,785,972	239,096,279	149,017,873
Short Duration Income Fund	16,368,209,700	14,829,866,553	17,504,724,847	14,191,399,507
Total Return Fund	8,193,083,008	1,009,600,897	8,298,244,551	961,865,978
Ultra Short Bond Fund	107,016,887	5,178,268,202	174,695,007	3,762,976,376

Notes to Financial Statements (unaudited)(continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a–7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2025, the Funds did not engage in cross trade purchases or sales.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended May 31, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

For the six months ended May 31, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund

Notes to Financial Statements (unaudited)(continued)

Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Core Fixed Income Fund	$ 4,981,004	$ 5,150,000
Core Plus Bond Fund	23,923,855	24,691,674
Floating Rate Fund	66,647,418	69,277,520
High Yield Fund	91,007,416	94,804,633
Income Fund	71,524,008	82,808,184
Short Duration Core Bond Fund	475,292	489,440
Short Duration Income Fund	121,153,219	132,551,250
Total Return Fund	20,951,972	21,774,312
Ultra Short Bond Fund	3,402,457	3,502,300

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline, when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increase liquidity risk as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk and the risk of regulatory changes in the financial services industry, among other risks, may have negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities which have both equity and fixed income risk characteristics including market, credit, liquidity and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging markets) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swap contracts are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related

Notes to Financial Statements (unaudited)(continued)

security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of each Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	374,598	$5,363,261	759,568	$10,013,542
Reinvestment of distributions	114,783	1,628,407	194,355	2,559,165
Shares reacquired	(1,045,857)	(14,947,091)	(2,878,857)	(37,898,361)
Decrease	(556,476)	$(7,955,423)	(1,924,934)	$(25,325,654)

Class C Shares
Shares sold	34,169	$479,264	64,615	$844,560
Reinvestment of distributions	13,392	188,079	23,392	303,873
Shares reacquired	(267,037)	(3,790,440)	(854,018)	(11,120,158)
Decrease	(219,476)	$(3,123,097)	(766,011)	$(9,971,725)

Class F Shares
Shares sold	20,181	$275,762	72,064	$940,608
Reinvestment of distributions	11,445	162,508	24,610	323,745
Shares reacquired	(193,335)	(2,736,688)	(929,782)	(12,023,166)
Decrease	(161,709)	$(2,298,418)	(833,108)	$(10,758,813)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	28,407	$414,803	63,167	$845,055
Reinvestment of distributions	8,865	127,639	18,724	249,609
Shares reacquired	(144,084)	(2,089,022)	(501,233)	(6,682,861)
Decrease	(106,812)	$(1,546,580)	(419,342)	$(5,588,197)

Class I Shares
Shares sold	4,009,810	$58,326,632	8,816,058	$117,747,894
Reinvestment of distributions	288,281	4,125,686	491,573	6,540,685
Shares reacquired	(5,194,643)	(73,736,949)	(13,117,880)	(174,775,726)
Decrease	(896,552)	$(11,284,631)	(3,810,249)	$(50,487,147)

Class P Shares
Shares sold	66	$967	539	$7,172
Reinvestment of distributions	11	167	54	726
Shares reacquired	–	–	(2,593)	(36,375)
Increase (decrease)	77	$1,134	(2,000)	$(28,477)

Class R2 Shares
Shares sold	79	$1,156	1,078	$14,206
Reinvestment of distributions	72	1,056	97	1,315
Shares reacquired	(1,217)	(17,637)	(38)	(515)
Increase (decrease)	(1,066)	$(15,425)	1,137	$15,006

Class R3 Shares
Shares sold	76,860	$1,098,330	153,150	$2,018,710
Reinvestment of distributions	15,562	219,181	22,812	298,433
Shares reacquired	(128,178)	(1,819,770)	(219,839)	(2,865,735)
Decrease	(35,756)	$(502,259)	(43,877)	$(548,592)

Class R4 Shares
Shares sold	2,184	$30,991	7,248	$95,516
Reinvestment of distributions	188	2,669	494	6,453
Shares reacquired	(4,047)	(58,333)	(32,876)	(425,919)
Decrease	(1,675)	$(24,673)	(25,134)	$(323,950)

Class R5 Shares
Shares sold	12,487	$178,639	44,668	$597,002
Reinvestment of distributions	1,917	27,445	2,828	37,671
Shares reacquired	(39,205)	(577,065)	(20,501)	(274,748)
Increase (decrease)	(24,801)	$(370,981)	26,995	$359,925

Class R6 Shares
Shares sold	16,424	$240,295	38,621	$525,215
Reinvestment of distributions	1,473	21,229	2,294	30,665
Shares reacquired	(46,282)	(674,762)	(64,647)	(847,818)
Decrease	(28,385)	$(413,238)	(23,732)	$(291,938)

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,458,615	$68,605,806	25,583,679	$237,809,431
Reinvestment of distributions	1,672,949	15,429,713	3,169,826	29,336,407
Shares reacquired	(10,403,286)	(95,917,552)	(21,030,391)	(194,092,123)
Increase (decrease)	(1,271,722)	$(11,882,033)	7,723,114	$73,053,715

Class C Shares
Shares sold	698,382	$6,395,049	2,726,429	$25,240,947
Reinvestment of distributions	90,440	830,364	157,972	1,455,056
Shares reacquired	(818,790)	(7,481,615)	(1,162,849)	(10,701,422)
Increase (decrease)	(29,968)	$(256,202)	1,721,552	$15,994,581

Class F Shares
Shares sold	791,222	$7,294,949	3,299,000	$30,499,362
Reinvestment of distributions	151,525	1,396,520	320,950	2,969,955
Shares reacquired	(3,806,032)	(35,031,347)	(2,216,747)	(20,434,515)
Increase (decrease)	(2,863,285)	$(26,339,878)	1,403,203	$13,034,802

Class F3 Shares
Shares sold	13,385,435	$123,103,845	30,996,677	$286,962,642
Reinvestment of distributions	1,978,764	18,250,986	3,404,773	31,509,348
Shares reacquired	(10,709,871)	(98,462,542)	(15,987,567)	(147,660,930)
Increase	4,654,328	$42,892,289	18,413,883	$170,811,060

Class I Shares
Shares sold	65,018,282	$597,297,087	171,626,011	$1,591,853,484
Reinvestment of distributions	7,371,250	67,910,249	12,673,162	117,199,906
Shares reacquired	(66,066,804)	(606,808,503)	(91,687,570)	(844,912,378)
Increase	6,322,728	$58,398,833	92,611,603	$864,141,012

Class R2 Shares
Shares sold	7,272	$66,860	32,245	$298,076
Reinvestment of distributions	1,431	13,194	2,664	24,638
Shares reacquired	(14,670)	(134,447)	(8,658)	(81,131)
Increase (decrease)	(5,967)	$(54,393)	26,251	$241,583

Class R3 Shares
Shares sold	36,249	$334,302	222,044	$2,052,579
Reinvestment of distributions	10,399	95,905	20,662	191,356
Shares reacquired	(62,164)	(569,696)	(253,673)	(2,346,684)
Decrease	(15,516)	$(139,489)	(10,967)	$(102,749)

Class R4 Shares
Shares sold	71,419	$656,095	448,953	$4,118,706
Reinvestment of distributions	19,503	179,817	42,650	394,610
Shares reacquired	(217,933)	(1,995,087)	(329,872)	(3,056,079)
Increase (decrease)	(127,011)	$(1,159,175)	161,731	$1,457,237

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	62,978	$580,549	272,430	$2,515,694
Reinvestment of distributions	14,868	137,132	27,004	249,859
Shares reacquired	(72,094)	(662,475)	(91,560)	(852,969)
Increase	5,752	$55,206	207,874	$1,912,584

Class R6 Shares
Shares sold	655,311	$6,001,184	970,636	$8,979,764
Reinvestment of distributions	124,849	1,150,595	225,505	2,085,745
Shares reacquired	(387,930)	(3,555,505)	(738,011)	(6,779,047)
Increase	392,230	$3,596,274	458,130	$4,286,462

Core Plus Bond Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,219,581	$66,695,401	15,780,703	$203,995,320
Reinvestment of distributions	629,262	8,060,258	837,602	10,786,160
Shares reacquired	(4,302,818)	(54,922,676)	(4,931,912)	(63,247,912)
Increase	1,546,025	$19,832,983	11,686,393	$151,533,568

Class C Shares
Shares sold	533,989	$6,832,648	1,690,045	$21,885,539
Reinvestment of distributions	59,947	768,006	79,499	1,023,455
Shares reacquired	(322,169)	(4,117,024)	(411,534)	(5,284,109)
Increase	271,767	$3,483,630	1,358,010	$17,624,885

Class F Shares
Shares sold	164,536	$2,104,095	591,242	$7,587,525
Reinvestment of distributions	36,136	462,492	85,770	1,101,449
Shares reacquired	(698,269)	(8,891,535)	(809,128)	(10,326,030)
Decrease	(497,597)	$(6,324,948)	(132,116)	$(1,637,056)

Class F3 Shares
Shares sold	3,131,367	$40,003,393	7,788,252	$100,387,633
Reinvestment of distributions	426,817	5,466,921	637,374	8,201,857
Shares reacquired	(2,809,854)	(35,887,262)	(2,438,906)	(31,333,559)
Increase	748,330	$9,583,052	5,986,720	$77,255,931

Class I Shares
Shares sold	92,596,963	$1,182,102,889	161,624,671	$2,087,285,811
Reinvestment of distributions	6,417,004	82,126,733	7,837,162	100,813,149
Shares reacquired	(60,626,535)	(773,297,446)	(42,313,695)	(542,703,462)
Increase	38,387,432	$490,932,176	127,148,138	$1,645,395,498

Class R3 Shares
Shares sold	11,901	$152,546	66,451	$864,459
Reinvestment of distributions	1,665	21,319	1,788	23,087
Shares reacquired	(16,936)	(216,690)	(14,495)	(187,401)
Increase (decrease)	(3,370)	$(42,825)	53,744	$700,145

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	67,614	$860,893	113,849	$1,469,782
Reinvestment of distributions	4,123	52,790	4,182	54,020
Shares reacquired	(34,787)	(442,538)	(4,784)	(61,403)
Increase	36,950	$471,145	113,247	$1,462,399

Class R5 Shares
Shares sold	207	$2,656	2,716	$34,414
Reinvestment of distributions	35	450	88	1,129
Shares reacquired	(34)	(430)	(2,034)	(26,492)
Increase	208	$2,676	770	$9,051

Class R6 Shares
Shares sold	473,064	$6,064,926	1,584,616	$20,484,283
Reinvestment of distributions	55,461	710,315	38,834	499,678
Shares reacquired	(216,136)	(2,759,185)	(88,504)	(1,126,712)
Increase	312,389	$4,016,056	1,534,946	$19,857,249

Floating Rate Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,909,120	$169,517,182	38,084,433	$310,764,018
Reinvestment of distributions	6,073,734	49,112,276	14,066,775	114,815,495
Shares reacquired	(31,145,005)	(251,559,854)	(62,903,477)	(512,842,149)
Decrease	(4,162,151)	$(32,930,396)	(10,752,269)	$(87,262,636)

Class C Shares
Shares sold	2,583,059	$20,991,360	4,224,239	$34,485,289
Reinvestment of distributions	963,898	7,803,702	2,624,744	21,431,842
Shares reacquired	(6,959,521)	(56,394,019)	(15,029,901)	(122,657,706)
Decrease	(3,412,564)	$(27,598,957)	(8,180,918)	$(66,740,575)

Class F Shares
Shares sold	1,287,289	$10,437,838	4,811,335	$39,248,407
Reinvestment of distributions	740,341	5,985,782	2,144,809	17,486,030
Shares reacquired	(4,997,029)	(40,333,491)	(14,315,458)	(116,633,814)
Decrease	(2,969,399)	$(23,909,871)	(7,359,314)	$(59,899,377)

Class F3 Shares
Shares sold	1,754,712	$14,264,448	2,722,354	$22,241,585
Reinvestment of distributions	401,728	3,253,772	894,008	7,306,480
Shares reacquired	(1,625,720)	(13,131,419)	(4,520,298)	(36,906,809)
Increase (decrease)	530,720	$4,386,801	(903,936)	$(7,358,744)

Class I Shares
Shares sold	80,442,018	$653,451,699	127,897,264	$1,044,414,542
Reinvestment of distributions	10,599,390	85,774,203	23,862,922	194,834,829
Shares reacquired	(89,941,600)	(724,287,551)	(153,910,651)	(1,254,532,273)
Increase (decrease)	1,099,808	$14,938,351	(2,150,465)	$(15,282,902)

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	21,017	$170,871	16,464	$133,957
Reinvestment of distributions	2,881	23,319	7,476	61,058
Shares reacquired	(13,976)	(114,198)	(36,706)	(299,704)
Increase (decrease)	9,922	$79,992	(12,766)	$(104,689)

Class R3 Shares
Shares sold	995,480	$8,046,625	2,843,716	$23,212,141
Reinvestment of distributions	429,115	3,472,280	912,637	7,449,878
Shares reacquired	(1,258,116)	(10,157,280)	(2,289,942)	(18,690,063)
Increase	166,479	$1,361,625	1,466,411	$11,971,956

Class R4 Shares
Shares sold	9,691	$78,649	24,264	$198,060
Reinvestment of distributions	5,531	44,757	12,385	101,087
Shares reacquired	(18,658)	(151,194)	(58,151)	(474,634)
Decrease	(3,436)	$(27,788)	(21,502)	$(175,487)

Class R5 Shares
Shares sold	71,027	$571,406	71,456	$583,847
Reinvestment of distributions	10,123	81,999	21,450	175,312
Shares reacquired	(41,693)	(338,992)	(71,666)	(584,580)
Increase	39,457	$314,413	21,240	$174,579

Class R6 Shares
Shares sold	746,832	$6,041,935	1,709,099	$13,943,458
Reinvestment of distributions	203,867	1,650,426	440,201	3,596,063
Shares reacquired	(949,031)	(7,644,704)	(1,321,093)	(10,775,889)
Increase	1,668	$47,657	828,207	$6,763,632

High Yield Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,026,179	$63,707,136	24,261,555	$153,816,313
Reinvestment of distributions	3,664,111	23,175,742	7,270,573	46,136,688
Shares reacquired	(15,611,338)	(98,919,546)	(33,026,706)	(208,825,482)
Decrease	(1,921,048)	$(12,036,668)	(1,494,578)	$(8,872,481)

Class C Shares
Shares sold	1,181,194	$7,457,706	3,456,701	$21,823,821
Reinvestment of distributions	498,612	3,138,227	1,187,690	7,493,079
Shares reacquired	(3,651,321)	(23,013,579)	(8,776,320)	(55,275,289)
Decrease	(1,971,515)	$(12,417,646)	(4,131,929)	$(25,958,389)

Class F Shares
Shares sold	284,975	$1,811,421	1,336,516	$8,447,596
Reinvestment of distributions	385,885	2,438,635	1,056,898	6,687,347
Shares reacquired	(2,396,544)	(15,180,056)	(12,163,455)	(76,135,770)
Decrease	(1,725,684)	$(10,930,000)	(9,770,041)	$(61,000,827)

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	6,470,406	$41,275,631	13,112,239	$83,453,487
Reinvestment of distributions	2,662,809	16,926,899	5,299,879	33,800,465
Shares reacquired	(10,203,870)	(65,036,880)	(16,060,092)	(102,079,668)
Increase (decrease)	(1,070,655)	$(6,834,350)	2,352,026	$15,174,284

Class I Shares
Shares sold	48,014,965	$303,902,692	76,809,208	$489,186,618
Reinvestment of distributions	8,229,652	52,304,195	16,968,242	108,178,369
Shares reacquired	(53,141,900)	(336,408,917)	(107,698,829)	(684,613,198)
Increase (decrease)	3,102,717	$19,797,970	(13,921,379)	$(87,248,211)

Class R2 Shares
Shares sold	108,766	$694,859	241,681	$1,532,980
Reinvestment of distributions	28,637	182,265	55,193	352,486
Shares reacquired	(151,187)	(967,985)	(271,687)	(1,728,347)
Increase (decrease)	(13,784)	$(90,861)	25,187	$157,119

Class R3 Shares
Shares sold	813,545	$5,175,565	2,338,214	$14,896,662
Reinvestment of distributions	436,053	2,774,959	892,323	5,693,656
Shares reacquired	(1,303,780)	(8,310,655)	(3,644,322)	(23,116,599)
Decrease	(54,182)	$(360,131)	(413,785)	$(2,526,281)

Class R4 Shares
Shares sold	1,051,224	$6,622,739	2,428,960	$15,375,727
Reinvestment of distributions	194,442	1,230,297	436,004	2,765,790
Shares reacquired	(3,951,689)	(25,245,612)	(3,538,177)	(22,396,435)
Decrease	(2,706,023)	$(17,392,576)	(673,213)	$(4,254,918)

Class R5 Shares
Shares sold	1,628,466	$10,380,874	3,093,699	$19,655,975
Reinvestment of distributions	937,049	5,952,134	2,026,470	12,906,763
Shares reacquired	(3,262,793)	(20,808,647)	(8,448,329)	(53,559,479)
Decrease	(697,278)	$(4,475,639)	(3,328,160)	$(20,996,741)

Class R6 Shares
Shares sold	5,389,429	$34,493,567	16,428,650	$104,325,242
Reinvestment of distributions	1,636,128	10,416,448	4,363,097	27,801,376
Shares reacquired	(22,374,111)	(141,956,730)	(43,001,605)	(273,341,458)
Decrease	(15,348,554)	$(97,046,715)	(22,209,858)	$(141,214,840)

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	59,121,347	$143,140,588	177,643,022	$435,672,542
Reinvestment of distributions	14,244,823	34,493,128	23,879,062	58,395,182
Shares reacquired	(59,359,580)	(143,535,822)	(94,453,036)	(230,547,374)
Shares issued in reorganization (See Note 14)	–	–	1,393,258	3,385,617
Increase	14,006,590	$34,097,894	108,462,306	$266,905,967

Class C Shares
Shares sold	2,381,687	$5,793,778	10,583,968	$26,202,668
Reinvestment of distributions	508,575	1,236,646	861,230	2,114,889
Shares reacquired	(3,861,292)	(9,364,277)	(7,097,474)	(17,374,260)
Shares issued in reorganization (See Note 14)	–	–	156,291	381,351
Increase (decrease)	(971,030)	$(2,333,853)	4,504,015	$11,324,648

Class F Shares
Shares sold	819,099	$1,987,094	4,559,863	$11,225,963
Reinvestment of distributions	365,718	883,828	876,109	2,134,407
Shares reacquired	(2,345,209)	(5,666,201)	(15,754,472)	(38,074,375)
Shares issued in reorganization (See Note 14)	–	–	592,363	1,439,443
Decrease	(1,160,392)	$(2,795,279)	(9,726,137)	$(23,274,562)

Class F3 Shares
Shares sold	142,588,850	$344,774,098	300,189,042	$733,455,412
Reinvestment of distributions	22,241,144	53,890,384	34,185,800	83,617,747
Shares reacquired	(91,037,342)	(219,811,950)	(117,898,800)	(287,459,210)
Shares issued in reorganization (See Note 14)	–	–	568,868	1,382,348
Increase	73,792,652	$178,852,532	217,044,910	$530,996,297

Class I Shares
Shares sold	196,752,902	$476,233,244	611,939,173	$1,498,346,556
Reinvestment of distributions	24,233,733	58,720,933	37,348,326	91,394,880
Shares reacquired	(223,657,226)	(539,633,054)	(223,040,170)	(544,161,212)
Shares issued in reorganization (See Note 14)	–	–	379,309	925,514
Increase (decrease)	(2,670,591)	$(4,678,877)	426,626,638	$1,046,505,738

Class R2 Shares
Shares sold	5,611	$13,679	16,386	$40,174
Reinvestment of distributions	6,975	17,028	13,107	32,274
Shares reacquired	(3,213)	(7,840)	(103,305)	(254,964)
Shares issued in reorganization (See Note 14)	–	–	9,478	23,222
Increase (decrease)	9,373	$22,867	(64,334)	$(159,294)

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,515,000	$3,669,921	3,287,405	$8,020,877
Reinvestment of distributions	560,779	1,362,597	1,070,142	2,621,331
Shares reacquired	(2,125,344)	(5,169,504)	(3,995,839)	(9,775,172)
Shares issued in reorganization (See Note 14)	–	–	42,452	103,583
Increase (decrease)	(49,565)	$(136,986)	404,160	$970,619

Class R4 Shares
Shares sold	3,349,353	$8,080,656	687,849	$1,685,248
Reinvestment of distributions	18,995	46,029	32,750	80,107
Shares reacquired	(1,947,841)	(4,715,437)	(815,175)	(1,992,604)
Shares issued in reorganization (See Note 14)	–	–	9,619	23,470
Increase (decrease)	1,420,507	$3,411,248	(84,957)	$(203,779)

Class R5 Shares
Shares sold	146,445	$355,541	394,784	$969,150
Reinvestment of distributions	26,040	63,083	50,021	122,304
Shares reacquired	(191,301)	(470,446)	(287,800)	(699,791)
Shares issued in reorganization (See Note 14)	–	–	9,734	23,654
Increase (decrease)	(18,816)	$(51,822)	166,739	$415,317

Class R6 Shares
Shares sold	4,465,987	$10,856,885	7,248,455	$17,733,932
Reinvestment of distributions	479,227	1,161,118	737,575	1,804,085
Shares reacquired	(4,296,020)	(10,323,737)	(4,785,307)	(11,675,610)
Shares issued in reorganization (See Note 14)	–	–	694,913	1,688,638
Increase	649,194	$1,694,266	3,895,636	$9,551,045

Inflation Focused Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	556,058	$6,501,398	981,482	$11,344,871
Reinvestment of distributions	284,588	3,339,904	667,101	7,730,223
Shares reacquired	(2,185,685)	(25,525,194)	(8,244,942)	(95,292,906)
Decrease	(1,345,039)	$(15,683,892)	(6,596,359)	$(76,217,812)

Class C Shares
Shares sold	81,645	$959,805	48,011	$554,739
Reinvestment of distributions	45,165	530,846	111,957	1,298,673
Shares reacquired	(406,412)	(4,754,522)	(1,767,449)	(20,446,616)
Decrease	(279,602)	$(3,263,871)	(1,607,481)	$(18,593,204)

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	319,738	$3,734,383	183,429	$2,122,181
Reinvestment of distributions	40,512	476,260	106,165	1,231,175
Shares reacquired	(620,655)	(7,268,786)	(2,514,422)	(29,041,095)
Decrease	(260,405)	$(3,058,143)	(2,224,828)	$(25,687,739)

Class F3 Shares
Shares sold	461,049	$5,405,781	574,016	$6,641,489
Reinvestment of distributions	125,934	1,479,534	327,634	3,798,705
Shares reacquired	(1,097,644)	(12,847,811)	(5,749,278)	(66,472,769)
Decrease	(510,661)	$(5,962,496)	(4,847,628)	$(56,032,575)

Class I Shares
Shares sold	10,374,769	$121,531,909	8,158,569	$94,267,709
Reinvestment of distributions	916,774	10,760,990	1,949,884	22,582,169
Shares reacquired	(7,336,425)	(85,708,399)	(37,778,644)	(436,040,824)
Increase (decrease)	3,955,118	$46,584,500	(27,670,191)	$(319,190,946)

Class R2 Shares
Shares sold	1,870	$21,735	3,205	$36,834
Reinvestment of distributions	847	9,888	1,572	18,138
Shares reacquired	(5,350)	(62,036)	(709)	(8,147)
Increase (decrease)	(2,633)	$(30,413)	4,068	$46,825

Class R3 Shares
Shares sold	30,074	$351,302	55,710	$644,007
Reinvestment of distributions	1,566	18,390	2,697	31,212
Shares reacquired	(6,670)	(78,234)	(86,735)	(1,000,809)
Increase (decrease)	24,970	$291,458	(28,328)	$(325,590)

Class R4 Shares
Shares sold	17,018	$199,190	80,045	$929,290
Reinvestment of distributions	4,392	51,531	7,579	87,813
Shares reacquired	(31,889)	(373,514)	(98,951)	(1,144,231)
Decrease	(10,479)	$(122,793)	(11,327)	$(127,128)

Class R5 Shares
Shares sold	61,297	$715,593	51,143	$591,148
Reinvestment of distributions	3,459	40,562	6,548	75,806
Shares reacquired	(53,280)	(622,838)	(48,953)	(565,866)
Increase	11,476	$133,317	8,738	$101,088

Class R6 Shares
Shares sold	634,151	$7,426,844	1,278,457	$14,806,936
Reinvestment of distributions	40,964	480,586	51,539	597,568
Shares reacquired	(493,935)	(5,764,578)	(445,835)	(5,153,631)
Increase	181,180	$2,142,852	884,161	$10,250,873

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,853,813	$17,066,545	4,790,772	$43,980,493
Reinvestment of distributions	230,734	2,127,399	451,727	4,146,343
Shares reacquired	(1,186,722)	(10,929,988)	(4,379,269)	(40,192,640)
Increase	897,825	$8,263,956	863,230	$7,934,196

Class C Shares
Shares sold	213,003	$1,959,529	532,694	$4,885,477
Reinvestment of distributions	18,842	173,566	30,247	277,640
Shares reacquired	(90,567)	(833,667)	(228,549)	(2,095,497)
Increase	141,278	$1,299,428	334,392	$3,067,620

Class F Shares
Shares sold	22,415	$206,375	66,597	$611,700
Reinvestment of distributions	12,261	112,912	33,440	306,707
Shares reacquired	(152,832)	(1,406,553)	(313,625)	(2,877,183)
Decrease	(118,156)	$(1,087,266)	(213,588)	$(1,958,776)

Class F3 Shares
Shares sold	1,816,812	$16,715,299	3,874,732	$35,480,373
Reinvestment of distributions	177,862	1,638,205	314,791	2,888,254
Shares reacquired	(1,012,147)	(9,310,480)	(2,299,693)	(21,109,364)
Increase	982,527	$9,043,024	1,889,830	$17,259,263

Class I Shares
Shares sold	15,005,188	$138,097,881	17,061,563	$156,414,713
Reinvestment of distributions	924,825	8,518,625	1,721,475	15,792,704
Shares reacquired	(7,129,993)	(65,588,328)	(12,979,201)	(119,039,952)
Increase	8,800,020	$81,028,178	5,803,837	$53,167,465

Class R3 Shares
Shares sold	170	$1,560	4,941	$45,232
Reinvestment of distributions	242	2,226	1,645	15,053
Shares reacquired	(2,110)	(19,372)	(60,797)	(552,861)
Decrease	(1,698)	$(15,586)	(54,211)	$(492,576)

Class R4 Shares
Shares sold	307	$2,825	4,566	$42,141
Reinvestment of distributions	78	721	134	1,236
Shares reacquired	(70)	(642)	(4,545)	(41,812)
Increase	315	$2,904	155	$1,565

Class R6 Shares
Shares sold	243,150	$2,236,689	249,720	$2,279,408
Reinvestment of distributions	6,868	63,255	11,127	102,241
Shares reacquired	(72,347)	(664,796)	(128,058)	(1,178,358)
Increase	177,671	$1,635,148	132,789	$1,203,291

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	183,831,566	$711,173,797	383,509,299	$1,480,552,062
Reinvestment of distributions	41,513,888	160,864,269	84,004,080	324,110,862
Shares reacquired	(281,431,723)	(1,088,786,815)	(572,523,865)	(2,208,015,449)
Decrease	(56,086,269)	$(216,748,749)	(105,010,486)	$(403,352,525)

Class C Shares
Shares sold	25,718,667	$100,104,617	54,593,714	$212,157,854
Reinvestment of distributions	6,723,362	26,209,686	14,986,126	58,189,188
Shares reacquired	(61,125,073)	(237,944,102)	(143,262,076)	(555,850,668)
Decrease	(28,683,044)	$(111,629,799)	(73,682,236)	$(285,503,626)

Class F Shares
Shares sold	21,663,557	$83,779,767	49,108,980	$189,306,762
Reinvestment of distributions	6,494,240	25,142,848	15,374,755	59,309,942
Shares reacquired	(62,072,368)	(240,028,900)	(169,190,922)	(652,110,522)
Decrease	(33,914,571)	$(131,106,285)	(104,707,187)	$(403,493,818)

Class F3 Shares
Shares sold	145,740,577	$564,480,765	285,064,787	$1,100,622,482
Reinvestment of distributions	28,933,573	112,261,768	58,164,711	224,763,827
Shares reacquired	(222,127,358)	(860,525,503)	(377,077,208)	(1,456,263,273)
Decrease	(47,453,208)	$(183,782,970)	(33,847,710)	$(130,876,964)

Class I Shares
Shares sold	1,312,039,142	$5,071,184,052	2,571,629,028	$9,912,320,668
Reinvestment of distributions	155,786,668	603,156,081	304,789,013	1,175,504,019
Shares reacquired	(1,233,084,914)	(4,765,447,913)	(2,986,897,177)	(11,509,111,780)
Increase (decrease)	234,740,896	$908,892,220	(110,479,136)	$(421,287,093)

Class R2 Shares
Shares sold	243,707	$943,613	367,887	$1,419,488
Reinvestment of distributions	23,074	89,405	59,153	228,438
Shares reacquired	(522,238)	(2,020,120)	(502,766)	(1,940,969)
Decrease	(255,457)	$(987,102)	(75,726)	$(293,043)

Class R3 Shares
Shares sold	4,891,165	$18,947,369	7,235,864	$27,951,880
Reinvestment of distributions	1,773,017	6,876,261	3,669,329	14,178,517
Shares reacquired	(11,842,978)	(45,872,663)	(15,661,621)	(60,422,364)
Decrease	(5,178,796)	$(20,049,033)	(4,756,428)	$(18,291,967)

Class R4 Shares
Shares sold	6,850,057	$26,565,870	14,403,260	$55,636,910
Reinvestment of distributions	750,796	2,914,307	1,478,386	5,717,823
Shares reacquired	(7,343,553)	(28,482,895)	(13,203,049)	(51,080,540)
Increase	257,300	$997,282	2,678,597	$10,274,193

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	5,314,833	$20,531,880	5,617,929	$21,615,811
Reinvestment of distributions	468,259	1,809,828	860,073	3,314,627
Shares reacquired	(3,812,167)	(14,717,503)	(6,524,249)	(25,135,370)
Increase (decrease)	1,970,925	$7,624,205	(46,247)	$(204,932)

Class R6 Shares
Shares sold	48,174,330	$186,376,871	87,909,325	$339,155,456
Reinvestment of distributions	6,256,225	24,221,645	12,800,919	49,381,647
Shares reacquired	(75,946,611)	(293,702,616)	(79,818,495)	(307,558,280)
Increase (decrease)	(21,516,056)	$(83,104,100)	20,891,749	$80,978,823

Total Return Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,932,386	$68,988,381	22,453,347	$196,798,727
Reinvestment of distributions	2,621,348	22,827,205	5,070,951	44,317,954
Shares reacquired	(12,161,027)	(105,765,942)	(21,334,222)	(186,142,147)
Increase (decrease)	(1,607,293)	$(13,950,356)	6,190,076	$54,974,534

Class C Shares
Shares sold	249,794	$2,165,736	1,041,385	$9,130,561
Reinvestment of distributions	52,373	455,639	115,673	1,009,762
Shares reacquired	(529,520)	(4,594,267)	(1,334,450)	(11,625,181)
Decrease	(227,353)	$(1,972,892)	(177,392)	$(1,484,858)

Class F Shares
Shares sold	1,100,739	$9,578,252	2,483,822	$22,080,620
Reinvestment of distributions	186,107	1,619,421	402,631	3,516,749
Shares reacquired	(2,060,928)	(17,870,724)	(3,873,044)	(33,775,162)
Decrease	(774,082)	$(6,673,051)	(986,591)	$(8,177,793)

Class F3 Shares
Shares sold	12,851,492	$111,665,479	32,275,385	$282,049,836
Reinvestment of distributions	2,769,137	24,118,846	5,055,782	44,212,441
Shares reacquired	(13,367,022)	(116,098,175)	(22,851,373)	(199,571,135)
Increase	2,253,607	$19,686,150	14,479,794	$126,691,142

Class I Shares
Shares sold	19,118,146	$166,479,133	54,719,270	$480,463,432
Reinvestment of distributions	3,080,641	26,871,505	5,942,542	52,042,557
Shares reacquired	(27,387,633)	(238,176,262)	(32,922,971)	(287,957,797)
Increase (decrease)	(5,188,846)	$(44,825,624)	27,738,841	$244,548,192

Class P Shares
Shares sold	–	$8	69	$609
Reinvestment of distributions	32	276	123	1,079
Shares reacquired	(1,410)	(12,386)	(2,933)	(25,333)
Decrease	(1,378)	$(12,102)	(2,741)	$(23,645)

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	4,917	$42,598	44,939	$391,856
Reinvestment of distributions	2,814	24,493	5,970	52,152
Shares reacquired	(12,351)	(106,717)	(45,290)	(395,310)
Increase (decrease)	(4,620)	$(39,626)	5,619	$48,698

Class R3 Shares
Shares sold	341,085	$2,969,197	629,157	$5,489,795
Reinvestment of distributions	65,207	567,728	137,811	1,204,080
Shares reacquired	(655,596)	(5,693,896)	(891,765)	(7,801,877)
Decrease	(249,304)	$(2,156,971)	(124,797)	$(1,108,002)

Class R4 Shares
Shares sold	638,148	$5,538,946	1,268,824	$11,113,775
Reinvestment of distributions	48,098	418,842	92,777	810,863
Shares reacquired	(680,607)	(5,904,666)	(1,368,037)	(11,907,162)
Increase (decrease)	5,639	$53,122	(6,436)	$17,476

Class R5 Shares
Shares sold	454,260	$3,946,655	815,716	$7,092,045
Reinvestment of distributions	37,406	325,752	71,552	625,425
Shares reacquired	(470,333)	(4,072,191)	(511,395)	(4,459,530)
Increase	21,333	$200,216	375,873	$3,257,940

Class R6 Shares
Shares sold	3,934,767	$34,225,645	6,655,116	$58,192,098
Reinvestment of distributions	584,927	5,097,592	1,091,311	9,547,086
Shares reacquired	(5,244,677)	(45,639,401)	(5,212,122)	(45,566,415)
Increase (decrease)	(724,983)	$(6,316,164)	2,534,305	$22,172,769

Ultra Short Bond Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	216,636,606	$2,172,059,369	275,107,500	$2,748,485,849
Reinvestment of distributions	12,053,994	120,920,742	20,887,101	208,723,532
Shares reacquired	(139,392,363)	(1,397,412,134)	(199,576,512)	(1,993,651,180)
Increase	89,298,237	$895,567,977	96,418,089	$963,558,201

Class A1 Shares
Shares sold	237,293	$2,380,000	397,903	$3,987,665
Reinvestment of distributions	19,440	195,010	19,742	197,366
Shares reacquired	(24,940)	(250,089)	(79,377)	(792,592)
Increase	231,793	$2,324,921	338,268	$3,392,439

Class F Shares
Shares sold	1,204,567	$12,077,759	4,883,365	$48,761,694
Reinvestment of distributions	362,824	3,639,717	1,141,242	11,400,407
Shares reacquired	(4,244,408)	(42,548,401)	(15,382,729)	(153,722,701)
Decrease	(2,677,017)	$(26,830,925)	(9,358,122)	$(93,560,600)

Notes to Financial Statements (unaudited)(concluded)

Ultra Short Bond Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	123,413,786	$1,237,441,826	227,424,490	$2,273,124,041
Reinvestment of distributions	6,168,068	61,875,814	8,487,032	84,854,097
Shares reacquired	(109,425,796)	(1,096,922,081)	(94,676,434)	(946,300,707)
Increase	20,156,058	$202,395,559	141,235,088	$1,411,677,431

Class I Shares
Shares sold	184,623,209	$1,850,756,709	274,743,503	$2,744,599,373
Reinvestment of distributions	9,510,069	95,401,067	18,246,602	182,306,255
Shares reacquired	(136,810,747)	(1,371,588,106)	(282,676,851)	(2,823,474,403)
Increase	57,322,531	$574,569,670	10,313,254	$103,431,225

Class R5 Shares
Shares sold	8,029	$80,456	7,631	$76,092
Reinvestment of distributions	682	6,837	1,238	12,375
Shares reacquired	(458)	(4,590)	(954)	(9,514)
Increase	8,253	$82,703	7,915	$78,953

Class R6 Shares
Shares sold	1,563,368	$15,674,881	3,090,311	$30,836,887
Reinvestment of distributions	110,842	1,111,917	383,309	3,830,200
Shares reacquired	(2,418,298)	(24,254,909)	(4,732,253)	(47,376,890)
Decrease	(744,088)	$(7,468,111)	(1,258,633)	$(12,709,803)

14.	REORGANIZATIONS

As of the close of business on March 22, 2024, Income Fund acquired the net assets of Corporate Bond Fund pursuant to a plan of reorganization (the “reorganization” or the “acquisition”). The reorganization permitted Corporate Bond Fund shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereby holders of outstanding shares of Corporate Bond Fund on March 22, 2024 received shares valued at $9,376,840 of Income Fund. Corporate Bond Fund’s net assets as of the date of the acquisition, including $(111,879) of net unrealized depreciation and $(891,546) of accumulated net realized losses, were combined with those of the Income Fund. The cost basis of securities received from Corporate Bond Fund was carried forward. The total net assets of Income Fund immediately before the transfer were $4,347,203,579. Total net assets of Corporate Bond Fund immediately before the transfer were $9,376,840. Total net assets of Income Fund immediately after the transfer were $4,356,580,419.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Investment Trust – Main Book

(Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund)

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (for each Fund other than Income Fund and Inflation Focused Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate market places. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2024. As to Convertible Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, five-, and ten-year periods but below the median of the performance peer group for the three-year period. As to Core Fixed Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period but below the median of the performance peer group for the three-, five-, and ten-year periods. As to each of Core Plus Bond Fund and Ultra Short Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods and equal to the median of the performance peer group for the five-year period. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods but below the median of the performance peer group for the five- and ten-year periods. As to High Yield Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods and equal to the median of the performance peer group for the ten-year period. As to Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods but below the median of the performance peer group for the ten-year period. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and ten-year periods but above the median of the performance peer group for the three- and five-year periods. As to Short Duration Core Bond Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one-year period and above the median of the performance peer group for the three-year period but below the median of the performance peer group for the five-year period. As to Short Duration Income Fund, the Board observed that the

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Fund's investment performance was below the median of the performance peer group for the one-and three-year periods, equal to the median of the performance peer group for the five-year period and above the median of the performance peer group for the ten-year period. As to Total Return Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods, but that the Fund outperformed its benchmark for each of these periods. For each Fund, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate, including changes to certain Funds’ portfolio management team. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund and High Yield Fund, the Board observed that the net total expense ratio and management fee of the Fund were both above the median of the expense peer group. As to Income Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the management fee was equal to the peer group median. As to each other Fund, the Board observed that the net total expense ratio and the management fee were both below the peer group median. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Ultra Short Bond Fund, and, with respect to Core Plus Bond Fund and Short Duration Core Bond Fund the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-3 (07/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Multi-Asset Balanced Opportunity Fund

3	Multi-Asset Income Fund

5	Statements of Assets and Liabilities (Item 7)

7	Statements of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

18	Notes to Financial Statements (Item 7)

36	Changes in and Disagreements with Accountants (Item 8)

36	Proxy Disclosures (Item 9)

36	Remuneration Paid to Trustees, Officers, and Others (Item 10)

36	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.02%

INVESTMENTS IN UNDERLYING FUNDS(a) 100.02%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	9,023,648	$173,705,223
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	32,510,624	297,797,313
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	11,458,764	267,447,545
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	17,246,779	72,264,005
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(b)(c)	15,167,783	233,128,823
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	4,033,934	200,244,491
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	15,167,409	95,554,677
Lord Abbett Investment Trust-Income Fund-Class I(b)(i)	79,304,966	190,331,919
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(j)	5,042,792	85,828,314
Lord Abbett Securities Trust-International Value Fund-Class I(b)(k)	8,081,120	76,366,580
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(i)	31,379,138	121,437,264
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(l)	3,897,236	39,089,281
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(b)(m)	2,503,031	46,931,832
Lord Abbett Private Credit Fund(n)(o)(p)	937,245	23,562,348
Total Investments in Underlying Funds (cost $1,755,589,317)		1,923,689,615

	Principal Amount

SHORT-TERM INVESTMENTS 0.04%

REPURCHASE AGREEMENTS 0.04%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $711,400 of U.S. Treasury Note at 1.625% due11/30/2026; value: $692,258; proceeds: $678,893 (cost $678,667)	$678,667	678,667
Total Investments in Securities 100.06% (cost $1,756,267,984)		1,924,368,282
Other Assets and Liabilities – Net (0.06)%		(1,143,874)
Net Assets 100.00%		$1,923,224,408

*	Non-income producing security.
(a)	Affiliated funds (See Note 9).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Fund investment objective is to seek long-term capital appreciation.

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2025

(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Fund investment objective is long-term capital appreciation.
(n)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). As of May 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $23,562,348 or 1.23% of the Multi-Asset Balanced Opportunity Fund’s net assets.
(p)	Fund is a business development company under the Investment Company Act of 1940, as amended.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,900,127,267	$23,562,348	$–	$1,923,689,615
Short-Term Investments
Repurchase Agreements	–	678,667	–	678,667
Total	$1,900,127,267	$24,241,015	$–	$1,924,368,282

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.05%

INVESTMENTS IN UNDERLYING FUNDS(a) 100.05%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	2,044,002	$39,347,037
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	28,729,891	263,165,799
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,554,553	59,623,277
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	6,380,136	26,732,771
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(b)(c)	3,525,609	54,188,614
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	925,242	45,928,998
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	9,434,399	59,436,714
Lord Abbett Investment Trust-Income Fund-Class I(b)(i)	36,518,150	87,643,560
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(j)	2,243,665	38,187,176
Lord Abbett Securities Trust-International Value Fund-Class I(b)(k)	3,242,132	30,638,144
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(i)	9,249,506	35,795,588
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(l)	2,005,608	20,116,249
Lord Abbett Private Credit Fund(m)(n)(o)	410,044	10,308,514
Total Investments in Underlying Funds (cost $751,739,031)		771,112,441

	Principal Amount

SHORT-TERM INVESTMENTS 0.02%

REPURCHASE AGREEMENTS 0.02%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $180,900 of U.S. Treasury Note at 1.250% due 11/30/2026; value: $174,716; proceeds: $171,323 (cost $171,266)	$171,266	171,266
Total Investments in Securities 100.07% (cost $751,910,297)		771,283,707
Other Assets and Liabilities – Net (0.07)%		(533,126)
Net Assets 100.00%		$770,750,581

*	Non-income producing security.
(a)	Affiliated funds (See Note 9).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Fund investment objective is to seek long-term capital appreciation.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2025

(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(n)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). As of May 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $10,308,514 or 1.34% of the Multi-Asset Income Fund’s net assets.
(o)	Fund is a business development company under the Investment Company Act of 1940, as amended.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$760,803,927	$10,308,514	$–	$771,112,441
Short-Term Investments
Repurchase Agreements	–	171,266	–	171,266
Total	$760,803,927	$10,479,780	$–	$771,283,707

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2025

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$678,667	$171,266
Investments in Underlying Funds, at cost	1,755,589,317	751,739,031
Investments in securities, at fair value	$678,667	$171,266
Investments in Underlying Funds, at value	1,923,689,615	771,112,441
Cash	16	7
Foreign cash, at value (cost $36 and $0, respectively)	38	–
Receivables:
Interest and dividends	4,202,036	2,358,009
Capital shares sold	3,294,122	1,949,771
Investments in Underlying Funds sold	1,386,047	661,586
From advisor (See Note 3)	19,251	8,427
Prepaid expenses	82,826	85,407
Total assets	1,933,352,618	776,346,914
LIABILITIES:
Payables:
Investments in Underlying Funds purchased	3,767,495	2,218,051
Capital shares reacquired	1,962,081	808,213
Trustees’ fees	308,698	136,295
12b-1 distribution plan	279,898	154,156
Management fee	161,995	65,174
Fund administration	64,799	26,070
Foreign currency overdraft (cost $0 and $423, respectively)	–	420
Distributions payable	3,133,634	1,960,519
Accrued expenses	449,610	227,435
Total liabilities	10,128,210	5,596,333
Commitments and contingent liabilities	–	–
NET ASSETS	$1,923,224,408	$770,750,581
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,853,154,346	$850,149,147
Total distributable earnings (loss)	70,070,062	(79,398,566)
Net Assets	$1,923,224,408	$770,750,581

See Notes to Financial Statements.	5

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2025

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Net assets by class:
Class A Shares	$1,737,109,995	$629,656,005
Class C Shares	$44,103,917	$25,388,102
Class F Shares	$6,610,834	$12,516,025
Class F3 Shares	$51,332	$107,372
Class I Shares	$67,387,575	$86,617,246
Class P Shares	$127,240	$–
Class R2 Shares	$928,435	$488,458
Class R3 Shares	$42,969,678	$12,839,703
Class R4 Shares	$11,901,953	$2,166,382
Class R5 Shares	$52,367	$13,319
Class R6 Shares	$11,981,082	$957,969
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	139,701,042	38,737,915
Class C Shares	3,576,989	1,529,313
Class F Shares	531,572	769,936
Class F3 Shares	4,101	6,623
Class I Shares	5,419,309	5,368,561
Class P Shares	10,298	–
Class R2 Shares	72,291	29,035
Class R3 Shares	3,463,534	789,730
Class R4 Shares	956,998	133,277
Class R5 Shares	4,200	825
Class R6 Shares	958,595	59,100
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$12.43	$16.25
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 2.25%, respectively)	$12.72	$16.62
Class C Shares-Net asset value	$12.33	$16.60
Class F Shares-Net asset value	$12.44	$16.26
Class F3 Shares-Net asset value	$12.52	$16.21
Class I Shares-Net asset value	$12.43	$16.13
Class P Shares-Net asset value	$12.36	$ –
Class R2 Shares-Net asset value	$12.84	$16.82
Class R3 Shares-Net asset value	$12.41	$16.26
Class R4 Shares-Net asset value	$12.44	$16.25
Class R5 Shares-Net asset value	$12.47	$16.15
Class R6 Shares-Net asset value	$12.50	$16.21

*	Net asset value may not recalculate due to rounding of fractional shares.

6	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2025

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividend income from Underlying Funds (See Note 9)	$28,100,540	$15,045,946
Interest and other	37,243	8,565
Total investment income	28,137,783	15,054,511
Expenses:
Management fee	966,762	389,457
12b-1 distribution plan-Class A	2,188,313	791,768
12b-1 distribution plan-Class C	240,940	145,510
12b-1 distribution plan-Class F	3,348	6,398
12b-1 distribution plan-Class P	265	–
12b-1 distribution plan-Class R2	2,672	1,377
12b-1 distribution plan-Class R3	107,162	33,379
12b-1 distribution plan-Class R4	15,099	2,599
Shareholder servicing	761,259	274,004
Fund administration	386,705	155,783
Registration	87,306	71,963
Reports to shareholders	70,138	30,416
Trustees’ fees	34,510	13,961
Professional	26,463	21,037
Custody	23,208	16,003
Other	20,131	12,146
Gross expenses	4,934,281	1,965,801
Fees waived and expenses reimbursed (See Note 3)	(93,301)	(46,669)
Net expenses	4,840,980	1,919,132
Net investment income	23,296,803	13,135,379
Net realized and unrealized gain/(loss):
Capital gain distributions received from Underlying Funds	14,014,631	3,752,724
Net realized gain/(loss) on Investment in Underlying Funds	22,605,188	1,411,198
Net realized gain/(loss) on investments	(5,274)	(276)
Net realized gain/(loss) on futures contracts	496,096	1,111,324
Net change in unrealized appreciation/(depreciation) in Underlying Funds	(80,602,467)	(18,024,434)
Net change in unrealized appreciation/(depreciation) on futures contracts	464,289	185,685
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	3	(14)
Net realized and unrealized gain/(loss)	(43,027,534)	(11,563,793)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(19,730,731)	$1,571,586

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024
Operations:
Net investment income	$23,296,803	$48,362,531
Net realized gain/(loss)	37,110,641	75,473,669
Net change in unrealized appreciation/(depreciation)	(80,138,175)	289,685,445
Net increase (decrease) in net assets resulting from operations	(19,730,731)	413,521,645
Distributions to Shareholders
Class A	(26,481,643)	(40,760,351)
Class C	(546,023)	(924,938)
Class F	(105,575)	(187,149)
Class F3	(827)	(1,225)
Class I	(976,087)	(1,509,472)
Class P	(1,667)	(3,300)
Class R2	(11,384)	(16,485)
Class R3	(593,455)	(944,190)
Class R4	(183,816)	(284,733)
Class R5	(1,422)	(2,746)
Class R6	(199,876)	(307,113)
Total distribution to shareholders	(29,101,775)	(44,941,702)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	68,978,902	107,619,620
Reinvestment of distributions	28,525,336	43,988,509
Cost of shares reacquired	(159,120,641)	(366,110,881)
Net decrease in net assets resulting from capital share transactions	(61,616,403)	(214,502,752)
Net increase (decrease) in net assets	(110,448,909)	154,077,191
NET ASSETS:
Beginning of period	$2,033,673,317	$1,879,596,126
End of period	$1,923,224,408	$2,033,673,317

8	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024
Operations:
Net investment income	$13,135,379	$27,895,483
Net realized gain/(loss)	6,274,970	17,576,370
Net change in unrealized appreciation/(depreciation)	(17,838,763)	81,335,025
Net increase (decrease) in net assets resulting from operations	1,571,586	126,806,878
Distributions to Shareholders
Class A	(11,876,708)	(21,685,979)
Class C	(413,398)	(953,912)
Class F	(248,674)	(523,469)
Class F3	(5,425)	(20,979)
Class I	(1,752,566)	(3,259,876)
Class P	–	–
Class R2	(7,527)	(10,403)
Class R3	(232,743)	(431,949)
Class R4	(39,041)	(67,582)
Class R5	(267)	(465)
Class R6	(10,976)	(14,881)
Total distribution to shareholders	(14,587,325)	(26,969,495)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	30,308,305	58,270,148
Reinvestment of distributions	14,088,442	26,085,271
Cost of shares reacquired	(73,579,103)	(175,614,077)
Net decrease in net assets resulting from capital share transactions	(29,182,356)	(91,258,658)
Net increase (decrease) in net assets	(42,198,095)	8,578,725
NET ASSETS:
Beginning of period	$812,948,676	$804,369,951
End of period	$770,750,581	$812,948,676

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2025(d)	$12.74	$0.15	$(0.27)	$(0.12)	$(0.19)	$–	$(0.19)
11/30/2024	10.55	0.29	2.17	2.46	(0.27)	–	(0.27)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.22	1.42	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
Class C
5/31/2025(d)	12.63	0.10	(0.26)	(0.16)	(0.14)	–	(0.14)
11/30/2024	10.46	0.20	2.15	2.35	(0.18)	–	(0.18)
11/30/2023	10.21	0.15	0.25	0.40	(0.15)	–	(0.15)
11/30/2022	13.90	0.11	(1.58)	(1.47)	(0.81)	(1.41)	(2.22)
11/30/2021	13.06	0.11	1.41	1.52	(0.41)	(0.27)	(0.68)
11/30/2020	11.53	0.12	1.65	1.77	(0.10)	(0.14)	(0.24)
Class F
5/31/2025(d)	12.74	0.16	(0.26)	(0.10)	(0.20)	–	(0.20)
11/30/2024	10.55	0.31	2.17	2.48	(0.29)	–	(0.29)
11/30/2023	10.30	0.25	0.25	0.50	(0.25)	–	(0.25)
11/30/2022	14.01	0.21	(1.61)	(1.40)	(0.90)	(1.41)	(2.31)
11/30/2021	13.15	0.24	1.42	1.66	(0.53)	(0.27)	(0.80)
11/30/2020	11.60	0.23	1.66	1.89	(0.20)	(0.14)	(0.34)
Class F3
5/31/2025(d)	12.82	0.17	(0.27)	(0.10)	(0.20)	–	(0.20)
11/30/2024	10.61	0.33	2.18	2.51	(0.30)	–	(0.30)
11/30/2023	10.35	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.05	0.23	(1.60)	(1.37)	(0.92)	(1.41)	(2.33)
11/30/2021	13.18	0.17	1.52	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.62	0.26	1.65	1.91	(0.21)	(0.14)	(0.35)
Class I
5/31/2025(d)	12.74	0.16	(0.27)	(0.11)	(0.20)	–	(0.20)
11/30/2024	10.55	0.32	2.17	2.49	(0.30)	–	(0.30)
11/30/2023	10.30	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.00	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.15	0.25	1.41	1.66	(0.54)	(0.27)	(0.81)
11/30/2020	11.60	0.24	1.66	1.90	(0.21)	(0.14)	(0.35)
Class P
5/31/2025(d)	12.66	0.14	(0.27)	(0.13)	(0.17)	–	(0.17)
11/30/2024	10.49	0.26	2.15	2.41	(0.24)	–	(0.24)
11/30/2023	10.24	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.93	0.18	(1.60)	(1.42)	(0.86)	(1.41)	(2.27)
11/30/2021	13.08	0.19	1.41	1.60	(0.48)	(0.27)	(0.75)
11/30/2020	11.55	0.19	1.64	1.83	(0.16)	(0.14)	(0.30)

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.43	(0.95	)(e)	0.49	(f)	0.50	(f)	2.43	(f)	$1,737,110	8	(e)
12.74	23.58		0.50		0.50		2.49		1,840,606	31
10.55	4.67		0.50		0.51		2.31		1,680,159	24
10.30	(12.00)		0.50		0.51		1.79		1,808,434	104
14.01	12.89		0.49		0.49		1.56		2,293,947	47
13.15	17.09		0.52		0.52		1.81		2,087,948	60

12.33	(1.27	)(e)	1.24	(f)	1.25	(f)	1.67	(f)	44,104	8	(e)
12.63	22.66		1.25		1.25		1.74		54,274	31
10.46	3.87		1.25		1.26		1.52		65,190	24
10.21	(12.62)		1.25		1.26		1.02		135,989	104
13.90	12.01		1.24		1.24		0.78		223,713	47
13.06	16.17		1.27		1.27		1.03		254,523	60

12.44	(0.80	)(e)	0.34	(f)	0.35	(f)	2.57	(f)	6,611	8	(e)
12.74	23.76		0.35		0.35		2.64		7,380	31
10.55	4.81		0.35		0.36		2.44		7,625	24
10.30	(11.88)		0.35		0.36		1.89		27,902	104
14.01	13.06		0.34		0.34		1.73		84,162	47
13.15	17.26		0.37		0.37		1.97		70,406	60

12.52	(0.74	)(e)	0.17	(f)	0.18	(f)	2.74	(f)	51	8	(e)
12.82	23.94		0.17		0.17		2.82		53	31
10.61	5.02		0.17		0.18		2.64		44	24
10.35	(11.64)		0.17		0.18		2.15		42	104
14.05	13.25		0.17		0.17		1.18		58	47
13.18	17.47		0.18		0.18		2.23		75	60

12.43	(0.82	)(e)	0.24	(f)	0.25	(f)	2.66	(f)	67,388	8	(e)
12.74	23.88		0.25		0.25		2.74		59,908	31
10.55	4.93		0.25		0.26		2.53		56,235	24
10.30	(11.78)		0.25		0.26		2.07		56,783	104
14.00	13.26		0.24		0.24		1.81		41,327	47
13.15	17.29		0.27		0.27		2.08		37,220	60

12.36	(0.97	)(e)	0.68	(f)	0.69	(f)	2.22	(f)	127	8	(e)
12.66	23.24		0.70		0.70		2.26		118	31
10.49	4.49		0.70		0.71		2.07		350	24
10.24	(12.17)		0.70		0.71		1.63		340	104
13.93	12.72		0.69		0.69		1.37		820	47
13.08	16.86		0.72		0.72		1.61		725	60

See Notes to Financial Statements.	11

Financial Highlights (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2025(d)	$13.15	$0.13	$(0.28)	$(0.15)	$(0.16)	$–	$(0.16)
11/30/2024	10.88	0.26	2.24	2.50	(0.23)	–	(0.23)
11/30/2023	10.62	0.21	0.25	0.46	(0.20)	–	(0.20)
11/30/2022	14.36	0.16	(1.64)	(1.48)	(0.85)	(1.41)	(2.26)
11/30/2021	13.46	0.18	1.45	1.63	(0.46)	(0.27)	(0.73)
11/30/2020	11.87	0.17	1.70	1.87	(0.14)	(0.14)	(0.28)
Class R3
5/31/2025(d)	12.71	0.13	(0.26)	(0.13)	(0.17)	–	(0.17)
11/30/2024	10.53	0.26	2.16	2.42	(0.24)	–	(0.24)
11/30/2023	10.28	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.98	0.17	(1.60)	(1.43)	(0.86)	(1.41)	(2.27)
11/30/2021	13.12	0.18	1.42	1.60	(0.47)	(0.27)	(0.74)
11/30/2020	11.58	0.18	1.65	1.83	(0.15)	(0.14)	(0.29)
Class R4
5/31/2025(d)	12.74	0.15	(0.26)	(0.11)	(0.19)	–	(0.19)
11/30/2024	10.55	0.29	2.17	2.46	(0.27)	–	(0.27)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.21	1.43	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
Class R5
5/31/2025(d)	12.77	0.17	(0.27)	(0.10)	(0.20)	–	(0.20)
11/30/2024	10.58	0.32	2.17	2.49	(0.30)	–	(0.30)
11/30/2023	10.33	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.03	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.17	0.25	1.42	1.67	(0.54)	(0.27)	(0.81)
11/30/2020	11.62	0.20	1.70	1.90	(0.21)	(0.14)	(0.35)
Class R6
5/31/2025(d)	12.80	0.17	(0.27)	(0.10)	(0.20)	–	(0.20)
11/30/2024	10.59	0.33	2.18	2.51	(0.30)	–	(0.30)
11/30/2023	10.33	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.04	0.23	(1.61)	(1.38)	(0.92)	(1.41)	(2.33)
11/30/2021	13.17	0.26	1.43	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.61	0.24	1.67	1.91	(0.21)	(0.14)	(0.35)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.84	(1.10	)(e)	0.84	(f)	0.85	(f)	2.07	(f)	$928	8	(e)
13.15	23.16		0.85		0.85		2.14		900	31
10.88	4.25		0.84		0.85		2.01		802	24
10.62	(12.29)		0.85		0.86		1.44		593	104
14.36	12.55		0.84		0.84		1.23		686	47
13.46	16.58		0.87		0.87		1.44		594	60

12.41	(1.00	)(e)	0.74	(f)	0.75	(f)	2.17	(f)	42,970	8	(e)
12.71	23.22		0.75		0.75		2.25		44,391	31
10.53	4.42		0.74		0.75		2.05		47,059	24
10.28	(12.17)		0.75		0.76		1.53		37,063	104
13.98	12.62		0.74		0.74		1.30		49,825	47
13.12	16.74		0.77		0.77		1.56		48,308	60

12.44	(0.87	)(e)	0.49	(f)	0.50	(f)	2.43	(f)	11,902	8	(e)
12.74	23.58		0.50		0.50		2.49		13,293	31
10.55	4.67		0.50		0.51		2.31		11,333	24
10.30	(12.00)		0.50		0.51		1.79		11,617	104
14.01	12.88		0.49		0.49		1.54		14,343	47
13.15	17.09		0.52		0.52		1.79		13,893	60

12.47	(0.74	)(e)	0.23	(f)	0.24	(f)	2.68	(f)	52	8	(e)
12.77	23.81		0.25		0.25		2.73		114	31
10.58	4.91		0.25		0.26		2.54		100	24
10.33	(11.69)		0.25		0.26		2.08		158	104
14.03	13.15		0.24		0.24		1.78		186	47
13.17	17.34		0.28		0.28		1.79		178	60

12.50	(0.74	)(e)	0.17	(f)	0.18	(f)	2.74	(f)	11,981	8	(e)
12.80	23.98		0.18		0.18		2.80		12,638	31
10.59	5.03		0.17		0.18		2.65		10,701	24
10.33	(11.73)		0.17		0.18		2.12		10,119	104
14.04	13.26		0.17		0.17		1.88		11,969	47
13.17	17.48		0.19		0.19		2.13		10,480	60

See Notes to Financial Statements.	13

Financial Highlights (unaudited)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2025(d)	$16.52	$0.27	$(0.24)	$0.03	$(0.30)	$16.25
11/30/2024	14.60	0.54	1.90	2.44	(0.52)	16.52
11/30/2023	14.60	0.45	– (g)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)	(1.89)	(0.90)	14.60
11/30/2021	16.47	0.32	1.21	1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	16.47
Class C
5/31/2025(d)	16.86	0.22	(0.24)	(0.02)	(0.24)	16.60
11/30/2024	14.89	0.43	1.94	2.37	(0.40)	16.86
11/30/2023	14.87	0.35	– (g)	0.35	(0.33)	14.89
11/30/2022	17.68	0.24	(2.27)	(2.03)	(0.78)	14.87
11/30/2021	16.74	0.18	1.23	1.41	(0.47)	17.68
11/30/2020	15.25	0.22	1.47	1.69	(0.20)	16.74
Class F
5/31/2025(d)	16.52	0.28	(0.23)	0.05	(0.31)	16.26
11/30/2024	14.60	0.56	1.91	2.47	(0.55)	16.52
11/30/2023	14.60	0.48	(0.01)	0.47	(0.47)	14.60
11/30/2022	17.39	0.37	(2.24)	(1.87)	(0.92)	14.60
11/30/2021	16.47	0.34	1.22	1.56	(0.64)	17.39
11/30/2020	15.02	0.35	1.43	1.78	(0.33)	16.47
Class F3
5/31/2025(d)	16.47	0.32	(0.26)	0.06	(0.32)	16.21
11/30/2024	14.55	0.59	1.89	2.48	(0.56)	16.47
11/30/2023	14.54	0.50	– (g)	0.50	(0.49)	14.55
11/30/2022	17.32	0.41	(2.25)	(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
11/30/2020	14.95	0.39	1.40	1.79	(0.34)	16.40
Class I
5/31/2025(d)	16.40	0.29	(0.24)	0.05	(0.32)	16.13
11/30/2024	14.50	0.58	1.88	2.46	(0.56)	16.40
11/30/2023	14.50	0.48	0.01 (h)	0.49	(0.49)	14.50
11/30/2022	17.28	0.39	(2.23)	(1.84)	(0.94)	14.50
11/30/2021	16.37	0.36	1.20	1.56	(0.65)	17.28
11/30/2020	14.93	0.36	1.42	1.78	(0.34)	16.37
Class R2
5/31/2025(d)	17.08	0.25	(0.24)	0.01	(0.27)	16.82
11/30/2024	15.09	0.50	1.96	2.46	(0.47)	17.08
11/30/2023	15.06	0.42	0.01 (h)	0.43	(0.40)	15.09
11/30/2022	17.92	0.31	(2.32)	(2.01)	(0.85)	15.06
11/30/2021	16.95	0.26	1.25	1.51	(0.54)	17.92
11/30/2020	15.44	0.29	1.47	1.76	(0.25)	16.95

14	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.22	(e)	0.49	(f)	0.50	(f)	3.38	(f)	$629,656	5	(e)
17.00		0.50		0.51		3.45		657,913	32
3.10		0.50		0.51		3.13		638,171	19
(11.23)		0.49		0.50		2.30		734,968	83
9.43		0.48		0.49		1.81		855,806	40
12.33		0.50		0.50		2.19		745,462	75

(0.12	)(e)	1.24	(f)	1.25	(f)	2.63	(f)	25,388	5	(e)
16.10		1.25		1.26		2.71		33,181	32
2.35		1.25		1.26		2.35		44,457	19
(11.92)		1.25		1.25		1.50		92,856	83
8.66		1.23		1.24		1.03		188,842	40
11.46		1.25		1.25		1.44		240,404	75

0.36	(e)	0.34	(f)	0.35	(f)	3.52	(f)	12,516	5	(e)
17.17		0.35		0.36		3.61		13,914	32
3.24		0.35		0.36		3.27		15,635	19
(11.10)		0.34		0.35		2.35		54,006	83
9.59		0.33		0.34		1.95		176,727	40
12.49		0.35		0.35		2.35		165,707	75

0.41	(e)	0.19	(f)	0.20	(f)	3.96	(f)	107	5	(e)
17.34		0.19		0.20		3.76		625	32
3.45		0.18		0.19		3.45		541	19
(10.98)		0.18		0.18		2.59		541	83
9.76		0.17		0.18		2.11		1,735	40
12.68		0.18		0.18		2.61		2,013	75

0.35	(e)	0.24	(f)	0.25	(f)	3.63	(f)	86,617	5	(e)
17.27		0.25		0.26		3.70		90,343	32
3.38		0.25		0.26		3.37		88,548	19
(11.02)		0.24		0.25		2.65		98,929	83
9.70		0.23		0.24		2.05		37,860	40
12.61		0.25		0.25		2.45		35,613	75

0.10	(e)	0.84	(f)	0.85	(f)	3.02	(f)	488	5	(e)
16.58		0.85		0.86		3.09		447	32
2.71		0.85		0.86		2.81		275	19
(11.54)		0.84		0.85		2.00		174	83
9.06		0.83		0.83		1.46		140	40
11.97		0.85		0.85		1.87		124	75

See Notes to Financial Statements.	15

Financial Highlights (unaudited)(concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2025(d)	$16.52	$0.25	$(0.23)	$0.02	$(0.28)	$16.26
11/30/2024	14.60	0.50	1.91	2.41	(0.49)	16.52
11/30/2023	14.60	0.42	– (g)	0.42	(0.42)	14.60
11/30/2022	17.39	0.31	(2.24)	(1.93)	(0.86)	14.60
11/30/2021	16.47	0.27	1.21	1.48	(0.56)	17.39
11/30/2020	15.02	0.29	1.43	1.72	(0.27)	16.47
Class R4
5/31/2025(d)	16.52	0.27	(0.24)	0.03	(0.30)	16.25
11/30/2024	14.60	0.54	1.90	2.44	(0.52)	16.52
11/30/2023	14.60	0.45	– (g)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)	(1.89)	(0.90)	14.60
11/30/2021	16.47	0.31	1.22	1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	16.47
Class R5
5/31/2025(d)	16.41	0.29	(0.23)	0.06	(0.32)	16.15
11/30/2024	14.51	0.58	1.88	2.46	(0.56)	16.41
11/30/2023	14.51	0.49	– (g)	0.49	(0.49)	14.51
11/30/2022	17.28	0.39	(2.22)	(1.83)	(0.94)	14.51
11/30/2021	16.38	0.36	1.19	1.55	(0.65)	17.28
11/30/2020	14.93	0.36	1.43	1.79	(0.34)	16.38
Class R6
5/31/2025(d)	16.47	0.29	(0.23)	0.06	(0.32)	16.21
11/30/2024	14.55	0.59	1.89	2.48	(0.56)	16.47
11/30/2023	14.54	0.49	0.01 (h)	0.50	(0.49)	14.55
11/30/2022	17.32	0.40	(2.24)	(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
11/30/2020	14.95	0.38	1.41	1.79	(0.34)	16.40

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.
(h)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.16	(e)	0.74	(f)	0.75	(f)	3.13	(f)	$12,840	5	(e)
16.70		0.75		0.76		3.20		13,943	32
2.84		0.75		0.76		2.88		14,176	19
(11.46)		0.74		0.75		2.02		14,878	83
9.15		0.73		0.74		1.56		20,699	40
12.04		0.75		0.75		1.94		19,031	75

0.22	(e)	0.49	(f)	0.50	(f)	3.37	(f)	2,166	5	(e)
16.99		0.50		0.51		3.47		2,087	32
3.10		0.50		0.51		3.12		2,241	19
(11.23)		0.49		0.50		2.29		2,489	83
9.43		0.48		0.49		1.80		3,435	40
12.33		0.50		0.50		2.18		2,988	75

0.42	(e)	0.21	(f)	0.21	(f)	3.65	(f)	13	5	(e)
17.25		0.23		0.23		3.73		14	32
3.38		0.24		0.25		3.38		12	19
(11.02)		0.24		0.24		2.56		47	83
9.76		0.23		0.23		2.06		53	40
12.61		0.24		0.24		2.42		47	75

0.41	(e)	0.18	(f)	0.19	(f)	3.66	(f)	958	5	(e)
17.35		0.19		0.20		3.75		483	32
3.45		0.18		0.19		3.41		313	19
(10.98)		0.18		0.19		2.62		1,015	83
9.76		0.17		0.18		2.11		1,159	40
12.68		0.18		0.18		2.55		1,030	75

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of thirteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

Multi-Asset Balanced Opportunity Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in “Underlying Funds”, which consist of other registered mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”) and the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the Act. PCF is available only to the Funds and certain other investment companies managed by Lord Abbett.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Funds’ financial

18

Notes to Financial Statements (unaudited)(continued)

position or their results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds, with the exception of the PCF, are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at their NAV each month end. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

19

Notes to Financial Statements (unaudited)(continued)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

20

Notes to Financial Statements (unaudited)(continued)

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of May 31, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

The Funds’ repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	Derivatives–Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

21

Notes to Financial Statements (unaudited)(continued)

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Notes i. – ii. below describe the various derivatives used by the Funds.

i.	Futures Contracts–During the period, the Funds listed in the tables below entered into domestic index equity and U.S. Treasury interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the period, the Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

22

Notes to Financial Statements (unaudited)(continued)

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

ii.	Summary of Derivative Information–The following tables present the effect of derivatives on the Statements of Operations for the six months ended May 31, 2025:

Multi-Asset Balanced Opportunity Fund

	Equity Contracts	Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Futures Contracts	$(316,015)	$812,111
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Futures Contracts	–	$464,289
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts	114	270

	Multi-Asset Income Fund

	Equity Contracts	Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Futures Contracts	$781,134	$330,190
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Futures Contracts	–	$185,685
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts	53	109

23

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Income Fund	.10%

For the Funds’ investment in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for the six months ended May 31, 2025:

Fund	Management Fee
Multi-Asset Balanced Opportunity Fund	$70,093
Multi-Asset Income Fund	30,666

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the six months ended May 31, 2025:

Fund
Fund	Administration Fee
Multi-Asset Balanced Opportunity Fund	$23,208
Multi-Asset Income Fund	16,003

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

24

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2025:

	Distributor	Dealers’
	Commissions	Concessions
Multi-Asset Balanced Opportunity Fund	$41,773	$377,419
Multi-Asset Income Fund	12,012	139,548

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2025:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$4,580	$2,830
Multi-Asset Income Fund	8,917	1,182

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2025 was as follows:

			Net		Total
	Tax-Exempt	Ordinary	Long-Term	Return of	Distributions
Fund	Income	Income	Capital Gains	Capital	Paid
Multi-Asset Balanced Opportunity Fund	$ –	$29,101,775	$ –	$ –	$29,101,775
Multi-Asset Income Fund	–	14,587,325	–	–	14,587,325

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

			Net		Total
	Tax-Exempt	Ordinary	Long-Term	Return of	Distributions
Fund	Income	Income	Capital Gains	Capital	Paid
Multi-Asset Balanced Opportunity Fund	$ –	$44,941,702	$ –	$ –	$44,941,702
Multi-Asset Income Fund	–	26,969,495	–	–	26,969,495

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

	Short-Term	Long-Term	Net Capital
Fund	Losses	Losses	Losses
Multi-Asset Balanced Opportunity Fund	$(98,166,079)	$(10,994,474)	$(109,160,553)
Multi-Asset Income Fund	(38,914,191)	(50,612,724)	(89,526,915)

25

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

				Net
		Gross	Gross	Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Investments	Appreciation	Depreciation	(Depreciation)
Multi-Asset Balanced Opportunity Fund	$1,782,126,975	$179,714,211	$(37,472,904)	$142,241,307
Multi-Asset Income Fund	767,425,398	37,217,415	(33,359,106)	3,858,309

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2025 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$159,639,796	$211,143,160
Multi-Asset Income Fund	40,472,062	65,122,658

There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2025.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

26

Notes to Financial Statements (unaudited)(continued)

9.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated funds during the six months ended May 31, 2025:

					Multi-Asset Balanced Opportunity Fund

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss )	Net Change in Appreciation/ (Depreciation )	Value at 5/31/2025	Shares as of 5/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$205,831,996	$1,915,473	$(25,518,213)	$4,213,596	$(12,737,629)	$173,705,223	9,023,648	$1,915,473	$–
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	297,385,632	7,044,649	(2,113,475)	(142,920)	(4,376,573)	297,797,313	32,510,624	7,042,233	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	313,340,083	13,210,345	(37,532,658)	9,744,511	(31,314,736)	267,447,545	11,458,764	1,289,953	11,920,393
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	71,654,493	2,211,900	(413,000)	(82,064)	(1,107,324)	72,264,005	17,246,779	2,247,765	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	277,571,998	–	(33,578,187)	6,848,332	(17,713,320)	233,128,823	15,167,783	–	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	231,832,959	–	(28,525,664)	11,698,437	(14,761,241)	200,244,491	4,033,934	–	–
Lord Abbett Investment Trust-High Yield Fund-Class I	102,566,840	3,577,226	(7,842,247)	(1,310,151)	(1,436,991)	95,554,677	15,167,409	3,512,533	–
Lord Abbett Investment Trust-Income Fund-Class I	191,930,416	5,521,224	(1,637,000)	(31,528)	(5,451,193)	190,331,919	79,304,966	5,519,538	–
Lord Abbett Securities Trust-International Equity Fund-Class I	86,482,437	3,399,065	(11,062,310)	341,281	6,667,841	85,828,314	5,042,792	1,304,827	2,094,238
Lord Abbett Securities Trust-International Value Fund-Class I	74,927,109	689,035	(9,594,951)	362,547	9,982,840	76,366,580	8,081,120	689,035	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	45,580,956	79,167,924	(3,307,992)	23,785	(27,409)	121,437,264	31,379,138	3,009,903	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	4,274,274	36,149,708	(1,410,195)	18,793	56,701	39,089,281	3,897,236	321,789	–

27

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Balanced Opportunity Fund

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 5/31/2025	Shares as of 5/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	$112,910,282	$–	$(48,607,268)	$(9,079,431)	$(8,291,751)	$46,931,832	2,503,031	$–	$–
Lord Abbett Private Credit Fund	16,900,783	6,753,247	–	–	(91,682)	23,562,348	937,245	1,247,491	–
Total	$2,033,190,258	$159,639,796	$(211,143,160)	$22,605,188	$(80,602,467)	$1,923,689,615		$28,100,540	$14,014,631

							Multi-Asset Income Fund

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss )	Net Change in Appreciation/ (Depreciation )	Value at 5/31/2025	Shares as of 5/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$46,022,961	$449,479	$(5,171,428)	$814,185	$(2,768,160)	$39,347,037	2,044,002	$449,478	$–
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	263,160,855	6,237,098	(2,232,020)	(535,827)	(3,464,307)	263,165,799	28,729,891	6,234,909	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	69,175,661	3,077,948	(7,631,367)	1,813,353	(6,812,318)	59,623,277	2,554,553	296,738	2,781,210
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	26,536,208	819,453	(182,000)	(36,784)	(404,106)	26,732,771	6,380,136	768,574	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	63,859,392	–	(7,138,000)	1,756,664	(4,289,442)	54,188,614	3,525,609	–	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	52,564,661	–	(5,796,532)	2,529,206	(3,368,337)	45,928,998	925,242	–	–
Lord Abbett Investment Trust-High Yield Fund-Class I	62,506,113	2,203,328	(3,574,545)	(605,947)	(1,092,235)	59,436,714	9,434,399	2,202,651	–
Lord Abbett Investment Trust-Income Fund-Class I	88,524,585	2,545,902	(898,000)	(11,386)	(2,517,541)	87,643,560	36,518,150	2,545,081	–
Lord Abbett Securities Trust-International Equity Fund-Class I	38,007,267	1,576,822	(4,510,000)	130,563	2,982,524	38,187,176	2,243,665	605,308	971,514
Lord Abbett Securities Trust-International Value Fund-Class I	29,686,481	285,221	(3,539,000)	213,209	3,992,233	30,638,144	3,242,132	285,221	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	37,409,465	951,720	(2,560,513)	8,571	(13,655)	35,795,588	9,249,506	952,555	–

28

Notes to Financial Statements (unaudited)(continued)

								Multi-Asset Income Fund

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss	)	Net Change in Appreciation/ (Depreciation )	Value at 5/31/2025	Shares as of 5/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	$1,776,037	$19,370,546	$(1,069,831)	$12,205		$27,292	$20,116,249	2,005,608	$159,655	$–
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	25,752,507	–	(20,819,422)	(4,676,814)		(256,271)	–	–	–	–
Lord Abbett Private Credit Fund	7,394,080	2,954,545	–	–		(40,111)	10,308,514	410,044	545,776	–
Total	$812,376,273	$40,472,062	$(65,122,658)	$1,411,198		$(18,024,434)	$771,112,441		$15,045,946	$3,752,724

The Funds intend to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicles will also be illiquid, and the Funds incur two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. Such pooled investment vehicles may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicles or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicles’ private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Funds’ investments in the PCF are subject to restrictions on transfer. The PCF expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s Common Shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter. There will be no trading market for the Funds’ investments in the PCF. The Schedules of Investments list the PCF as an investment as of period end, but do not include the underlying holdings of the PCF. The Funds indirectly bear the proportionate share of the expenses of the PCF. The Funds had the following transactions with the PCF during the six months ended May 31, 2025:

Multi-Asset Balanced Opportunity Fund(1)

	Value at 11/30/2024	Contributions	Withdrawals	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 5/31/2025	Dividend Income
Lord Abbett Private Credit Fund	$16,900,783	$6,753,247	–	–	$(91,682)	$23,562,348	$1,247,491

29

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund(2)

	Value at 11/30/2024	Contributions	Withdrawals	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 5/31/2025	Dividend Income
Lord Abbett Private Credit Fund	$7,394,080	$2,954,545	–	–	$(40,111)	$10,308,514	$545,776

(1)	The Fund acquired PCF shares from 12/1/2024 to 5/31/2025 at a cost of $6,753,247.
(2)	The Fund acquired PCF shares from 12/1/2024 to 5/31/2025 at a cost of $2,954,545.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund have unfunded commitments to make investments in the PCF at a future date in the amounts of $56,452,873 and $24,698,132, respectively, at period end. These unfunded commitments are not recognized as assets on the Statements of Assets and Liabilities at period end.

10.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds’ in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value

30

Notes to Financial Statements (unaudited)(continued)

of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, each will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of each Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

31

Notes to Financial Statements (unaudited)(continued)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,854,334	$47,575,834	7,129,603	$83,152,314
Reinvestment of distributions	2,114,783	26,021,660	3,436,993	40,075,764
Shares reacquired	(10,720,510)	(132,361,835)	(25,326,450)	(294,136,312)
Decrease	(4,751,393)	$(58,764,341)	(14,759,854)	$(170,908,234)
Class C Shares
Shares sold	153,872	$1,876,996	409,616	$4,709,906
Reinvestment of distributions	44,741	545,071	80,357	923,519
Shares reacquired	(917,587)	(11,253,417)	(2,423,516)	(27,776,953)
Decrease	(718,974)	$(8,831,350)	(1,933,543)	$(22,143,528)
Class F Shares
Shares sold	43,446	$541,089	37,096	$417,131
Reinvestment of distributions	7,927	97,564	15,003	174,673
Shares reacquired	(98,904)	(1,234,755)	(195,430)	(2,265,583)
Decrease	(47,531)	$(596,102)	(143,331)	$(1,673,779)
Class I Shares
Shares sold	1,342,747	$16,107,991	1,063,761	$12,399,870
Reinvestment of distributions	79,244	975,227	120,681	1,408,892
Shares reacquired	(704,109)	(8,708,979)	(1,812,067)	(21,206,956)
Increase (decrease)	717,882	$8,374,239	(627,625)	$(7,398,194)
Class P Shares
Shares sold	1,424	$17,090	1,751	$20,203
Reinvestment of distributions	136	1,667	286	3,300
Shares reacquired	(550)	(6,733)	(26,086)	(288,404)
Increase (decrease)	1,010	$12,024	(24,049)	$(264,901)
Class R2 Shares
Shares sold	4,308	$54,230	8,049	$96,605
Reinvestment of distributions	896	11,384	1,370	16,485
Shares reacquired	(1,328)	(17,309)	(14,657)	(179,603)
Increase (decrease)	3,876	$48,305	(5,238)	$(66,513)
Class R3 Shares
Shares sold	121,549	$1,493,361	324,695	$3,743,469
Reinvestment of distributions	48,356	593,455	81,424	944,190
Shares reacquired	(198,190)	(2,436,705)	(1,383,818)	(16,049,809)
Decrease	(28,285)	$(349,889)	(977,699)	$(11,362,150)
Class R4 Shares
Shares sold	58,995	$725,539	134,561	$1,567,361
Reinvestment of distributions	14,900	183,377	24,341	284,107
Shares reacquired	(160,038)	(2,003,856)	(189,527)	(2,203,210)
Decrease	(86,143)	$(1,094,940)	(30,625)	$(351,742)

32

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	216	$2,697	268	$3,131
Reinvestment of distributions	115	1,422	235	2,746
Shares reacquired	(5,066)	(63,738)	(1,006)	(11,748)
Decrease	(4,735)	$(59,619)	(503)	$(5,871)
Class R6 Shares
Shares sold	47,045	$584,075	126,235	$1,509,630
Reinvestment of distributions	7,640	94,509	13,209	154,833
Shares reacquired	(83,248)	(1,033,314)	(162,468)	(1,992,303)
Decrease	(28,563)	$(354,730)	(23,024)	$(327,840)

Multi-Asset Income Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,384,209	$22,375,809	2,484,121	$39,000,537
Reinvestment of distributions	706,437	11,405,274	1,331,320	20,846,799
Shares reacquired	(3,187,039)	(51,499,731)	(7,687,051)	(119,988,124)
Decrease	(1,096,393)	$(17,718,648)	(3,871,610)	$(60,140,788)
Class C Shares
Shares sold	52,059	$857,800	99,205	$1,571,505
Reinvestment of distributions	24,989	411,604	59,638	949,728
Shares reacquired	(515,998)	(8,531,193)	(1,176,277)	(18,685,357)
Decrease	(438,950)	$(7,261,789)	(1,017,434)	$(16,164,124)
Class F Shares
Shares sold	3,386	$55,303	34,822	$536,961
Reinvestment of distributions	14,395	232,445	31,499	492,504
Shares reacquired	(90,203)	(1,470,993)	(294,670)	(4,606,289)
Decrease	(72,422)	$(1,183,245)	(228,349)	$(3,576,824)
Class F3 Shares
Shares sold	(1)	$—	735	$11,991
Reinvestment of distributions	119	1,911	1,337	20,879
Shares reacquired	(31,434)	(499,539)	(1,335)	(20,852)
Increase (decrease)	(31,316)	$(497,628)	737	$12,018
Class I Shares
Shares sold	373,108	$5,985,063	1,020,752	$15,707,657
Reinvestment of distributions	109,111	1,748,931	209,252	3,253,645
Shares reacquired	(623,492)	(10,017,121)	(1,827,340)	(28,239,063)
Decrease	(141,273)	$(2,283,127)	(597,336)	$(9,277,761)
Class R2 Shares
Shares sold	4,058	$68,037	8,304	$134,344
Reinvestment of distributions	451	7,527	641	10,403
Shares reacquired	(1,615)	(27,290)	(1,032)	(17,012)
Increase	2,894	$48,274	7,913	$127,735

33

Notes to Financial Statements (unaudited)(concluded)

Multi-Asset Income Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	20,469	$330,079	63,482	$984,597
Reinvestment of distributions	14,415	232,743	27,592	431,949
Shares reacquired	(89,179)	(1,440,790)	(217,672)	(3,369,598)
Decrease	(54,295)	$(877,968)	(126,598)	$(1,953,052)
Class R4 Shares
Shares sold	7,890	$126,380	13,050	$203,522
Reinvestment of distributions	2,418	39,041	4,317	67,582
Shares reacquired	(3,403)	(54,653)	(44,492)	(677,791)
Increase (decrease)	6,905	$110,768	(27,125)	$(406,687)
Class R6 Shares
Shares sold	31,559	$509,834	7,680	$119,034
Reinvestment of distributions	557	8,966	752	11,782
Shares reacquired	(2,331)	(37,793)	(639)	(9,991)
Increase	29,785	$481,007	7,793	$120,825

34

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2025, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	9.03%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	15.48%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	13.90%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.76%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	12.12%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.41%
Lord Abbett Investment Trust-High Yield Fund-Class I	4.97%
Lord Abbett Investment Trust-Income Fund-Class I	9.89%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.46%
Lord Abbett Securities Trust-International Value Fund-Class I	3.97%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6.31%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	2.03%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	2.44%
Lord Abbett Private Credit Fund	1.23%
Total	100.00%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	5.10%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	34.13%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	7.73%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.47%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.03%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	5.96%
Lord Abbett Investment Trust-High Yield Fund-Class I	7.71%
Lord Abbett Investment Trust-Income Fund-Class I	11.36%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.95%
Lord Abbett Securities Trust-International Value Fund-Class I	3.97%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.64%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	2.61%
Lord Abbett Private Credit Fund	1.34%
Total	100.00%

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

35

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Investment Trust – Fund of Funds Book

(Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund)

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not

36

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate market places. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2024. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods but below the median of the performance peer group for the three- and ten-year periods. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, five- and ten-year periods but below the median of the performance peer group for the three-year period. In both cases, the Board considered Lord Abbett’s explanation of the Fund’s performance. Additionally, the Board took into account actions taken by Lord Abbett over time to attempt to improve fund performance of other Lord Abbett Funds, which would benefit the Funds through their investments in those Funds. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by

37

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

shareholders. As to each Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, the Fund’s actual management fee (excluding underlying fund fees) was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the underlying Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

38

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

39

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2) Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: July 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: July 29, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: July 29, 2025